As filed with the Securities and Exchange Commission on April 28, 2016

Registration Nos. 333-167372 and 811-04846

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment Number
Post-Effective Amendment Number: 6	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment Number: 113	☒

(Check appropriate box or boxes)

Separate Account I of National Integrity Life Insurance Company

(Exact Name of Registrant)

National Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Senior Counsel – Securities

Western & Southern Financial Group, Inc.

400 Broadway

Cincinnati, Ohio 45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐            immediately upon filing pursuant to paragraph (b) of Rule 485

☒          on May 1, 2016 pursuant to paragraph (b) of Rule 485

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐            on (date) pursuant to paragraph (a)(1) of Rule 485

☐            75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐            on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐            This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered: VAROOM® Flexible Premium Variable Annuity

VAROOM® Variable Annuity

May 1, 2016

National Integrity Life Insurance Company

Separate Account I of National Integrity Life Insurance Company

This prospectus describes a flexible premium variable annuity contract.  This prospectus contains information about Separate Account I of National Integrity Life Insurance Company (Separate Account I) and the contract that you should know before investing.  You should read this prospectus and any supplements, and retain them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate.  Any representation to the contrary is a criminal offense.

A registration statement containing additional information about Separate Account I and this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2016, has been filed with the SEC (file numbers 811-04846 and 333-167372).  The SAI is incorporated by reference into this prospectus.  A free copy of the SAI is available by sending in the on the last page of this prospectus, or by writing or calling our Administrative Office listed in the Glossary.  The table of contents for the SAI is at the end of Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C.  For hours of operation of this Public Reference Room, please call 202-551-8090.  Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20549-0102.  You may also obtain information about this annuity contract on the SEC’s Internet site at http://www.sec.gov using the file numbers referenced above.

The contract must be issued as a traditional IRA, Roth IRA, or SEP IRA (collectively referred to as IRAs).  This contract does not provide the tax advantages typically provided by an annuity contract.  The tax advantages of this contract exist solely through its qualification as an IRA.

Except for the Vanguard Variable Insurance Fund Money Market Portfolio, the Funds available for investment under this contract are also available for direct purchase by the general public.

Two of the reasons Exchange-Traded Funds (ETFs) are attractive to direct purchasers are tax efficiency and cost-effectiveness.  Tax efficiency associated with ETFs will not be realized by purchasing this contract because this contract is an IRA.  The ETFs in which the subaccounts invest are cost-effective, but that cost-effectiveness will be reduced by the expenses of this contract.  These expenses include the administration expenses that are used, in part, to reimburse us for the cost and commissions associated with investing in the underlying ETFs.

If you purchase shares of these Funds directly from a broker-dealer, you will not pay separate account expenses, but may pay commissions.  You will also not have access to an annuity benefit, a guaranteed Death Benefit and an optional guaranteed living benefit.  Because of these additional separate account expenses, which affect your contract values and the returns on your investment, you should refer only to information about returns on the Subaccount Units available through this contract, and should not refer to information about returns on these Funds that may be available through other sources

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered.  It is not insured by the FDIC, NCUSIF or other federal entity.  It is subject to investment risks, including possible loss of the principal amount invested.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made.  No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

You may invest your premiums in any of the Subaccounts listed below.

Equity Subaccounts

iShares® Core S&P 500 ETF

iShares® Core S&P Mid-Cap ETF

iShares® Core S&P Small-Cap ETF

iShares® S&P 500 Growth ETF

iShares® S&P 500 Value ETF

Vanguard® Dividend Appreciation Index Fund, ETF Shares

Vanguard® Large-Cap Index Fund, ETF Shares

Vanguard® Mega Cap Index Fund, ETF Shares

Fixed Income Subaccounts

iShares® Core U.S. Aggregate Bond ETF

iShares® iBoxx $ High Yield Corporate Bond ETF

iShares® Intermediate Credit Bond ETF

iShares® TIPS Bond ETF

Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares

Vanguard® Short-Term Bond Index Fund, ETF Shares

Vanguard® Total Bond Market Index Fund, ETF Shares

Vanguard® Variable Insurance Fund Money Market Portfolio

International and Alternative Subaccounts

iShares® International Treasury Bond ETF

Vanguard® Developed Markets Index Fund, ETF Shares

Vanguard® Emerging Markets Stock Index Fund, ETF Shares

Vanguard® REIT Index Fund, ETF Shares

iShares ® and Blackrock® are registered marks of BlackRock, Inc. and its affiliates (BlackRock).  All other trademarks, service marks or registered trademarks are the property of their respective owners.  BlackRock’s only relationship to National Integrity is the licensing of certain trademarks and trade names of BlackRock.  National Integrity’s variable annuities are not sponsored, endorsed, sold or promoted by BlackRock.  BlackRock makes no representations or warranties to the owners of National Integrity’s variable annuities or any member of the public regarding the advisability of investing in them.  BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of National Integrity’s variable annuities.

Vanguard is a trademark of The Vanguard Group, Inc.

TABLE OF CONTENTS

Page VN-
Glossary	5
Part 1 — Fees and Expense Tables and Summary of Contract	7
Fees and Expenses	7
Contract Owner Transaction Expenses	7
Separate Account Annual Expenses	7
Total Annual Fund Operating Expenses	7
Examples	9
Accumulation Unit Values	9
Summary of Contract	10
This Contract is an IRA	10
Parties to the Contract	10
Your Rights and Benefits	10
Investment Goals and Risks	11
Account Value and Surrender Value	11
Your Right to Revoke (Free Look Period)	12
Part 2 — National Integrity and the Separate Account	12
National Integrity Life Insurance Company	12
Separate Account I	12
Subaccounts	13
Distribution of Variable Annuity Contracts	13
ETF Custodian	13
Changes in How We Operate	14
Part 3 — Your Investment Options	14
The Fund Families and the Funds	14
Static Asset Allocation Models	20
The Fixed Account	20
Part 4 — Deductions and Charges	21
Separate Account Charges	21
Fund Expenses	21
Withdrawal Charge	21
Reduction or Elimination of the Withdrawal Charge	22
Commission Allowance and Additional Payments to Distributors	22
Optional Benefit Charges	23
Tax Reserve	23
State Premium Tax	23
Part 5 — Terms of Your Variable Annuity	23
Purchasing the Contract	23
Premium Payments	24
Units in Our Separate Account	25
How We Determine Unit Value	25
Allocations and Transfers	26
Detrimental Effect of Trading on Unit Values	26
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading	27
Withdrawals	27
Free Withdrawal Amount	28
Timing of Payment of a Withdrawal or Surrender	28
Assignments	29
Death Benefit	29
Spousal Continuation	30
Selecting and Changing Your Beneficiary	30
Filing Death Claims	31
Maturity Date and Annuity Option	31

Annuity Payments	32
How You Make Requests and Give Instructions	32
Abandoned or Unclaimed Property	32
Part 6 — Optional Benefits	32
Guaranteed Lifetime Withdrawal Benefit	33
Lifetime Payout Amount (LPA)	33
Nonguaranteed Withdrawal	34
Other Important Facts about Withdrawals	35
GLWB Rider Charge	36
GLWB Investment Strategies	36
Allocations and Transfers for the GLWB	38
Withdrawal Protection for Required Minimum Distributions	38
Continuation of the Spousal GLWB at Owner’s Death	39
Guaranteed Payment Phase	39
Cancellation and Termination of Rider	39
Additional Rules	40
Additional Rules that Apply to the Spousal GLWB Rider	40
Should You Purchase the GLWB Rider	40
Examples	41
Part 7 — Voting Rights	41
How Fund Shares Are Voted	41
How We Determine Your Voting Shares	41
Part 8 — Tax Aspects of the Contract	41
Tax Status of the Contract	41
Types of IRAs	42
Rollovers and Transfers	43
Early Distributions	43
Required Minimum Distributions (RMD)	43
Inherited IRAs	44
Federal and State Income Tax Withholding	45
Tax Status of the Company	45
Transfers Among Subaccounts	45
Seek Tax Advice	45
Part 9 — Additional Information	46
Systematic Withdrawal Program	46
Income Plus Withdrawal Program	46
Choices Plus Required Minimum Distribution (RMD) Program	47
Systematic Transfer Program	47
Customized Asset Rebalancing Program	47
Legal Proceedings	48
Table of Contents of Statement of Additional Information	48
Appendices	49
Appendix A — Financial Information for Separate Account I of National Integrity	49
Appendix B — Withdrawal Charge Examples	58
Appendix C — Illustrations of Guaranteed Lifetime Withdrawal Benefit	60

GLOSSARY

Account Value - the value of your contract, which consists of the value of your Investment Options added together.

Administrative Office - the address you are required to use to make requests and give instructions about your annuity contract.

Regular Mail:	Overnight Mail:
National Integrity Life Insurance Company PO Box 5720 Cincinnati, Ohio 45201-5720	National Integrity Life Insurance Company 400 Broadway, MS 74 Cincinnati, Ohio 45202-3341

Phone:
1-800-433-1778

Annuitant - the human being whose life is used to determine the Maturity Date of the contract and the amount of the Annuity Option.

Annuity Date - any date on or before the Maturity Date that you elect an Annuity Option.

Annuity Option - an arrangement under which income payments are made.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the contract; it is shown on the specification pages of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to the beneficiary on the Death Benefit Date.

Death Benefit Date - the date we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary’s election of form of payment.

Exchange-Traded Funds (ETFs) - a type of investment fund that tracks an index, a commodity or basket of assets, and which trades like a stock on an exchange.

Fixed Account - an Investment Option offering a fixed rate of return.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.

Fund - an investment in which a Subaccount invests; all Funds in this Annuity are ETFs, except the Vanguard Variable Insurance Fund Money Market Portfolio.

General Account - the Company’s account that contains all of our assets other than those held in separate accounts.

Good Order - complete information we require to process your application, claim or any request received at our Administrative Office, address above in this glossary.

Guaranteed Lifetime Withdrawal Benefit (GLWB) - an optional benefit that guarantees lifetime payments will be available for withdrawal.

GLWB Investment Strategies - investment strategies available for the GLWB Rider.

Investment Options - Subaccounts and the Fixed Account, collectively.

IRA - Individual Retirement Annuity under section 408(b), 408(k) or 408A of the Internal Revenue Code.

Maturity Date - the 100th birthday of the Annuitant named on the Contract Date.  The Maturity Date is the latest date you can either elect an Annuity Option or receive a lump sum payment.

Rider - a supplement to your contract that provides optional benefits at an additional cost.

Required Beginning Date - April 1st of the year after the calendar year in which the owner reaches age 70½; this is the date when the owner must begin taking Required Minimum Distributions from a Traditional or SEP IRA.

Required Minimum Distribution (RMD) - annual withdrawal amount required under the Tax Code based on the prior calendar year-end fair market value of this contract only, as calculated by us.

Separate Account - Separate Account I of National Integrity Life Insurance Company.  Its assets are segregated from the General Account by National Integrity and divided into Subaccounts.

Subaccounts - Investment Options available to you under the contract other than the Fixed Account.  Each Subaccount is a division of the Separate Account and invests exclusively in a single Fund with the same name.

Surrender Value - your Account Value reduced by any withdrawal charge and premium tax.

Systematic Transfer Option (STO) - a Fixed Account that accepts new premiums, which must be transferred from the STO into Subaccounts within either a six-month or one-year period.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States tax laws, and applicable regulations of the Internal Revenue Service.

Unit - measure of your ownership interest in a Subaccount.

Unit Value - value of each Unit calculated on each Business Day.

Part 1 — Fees and Expense Tables and Summary of Contract

Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.

The following table describes the maximum fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Subaccounts.

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (withdrawal charge) as a percentage of premiums (1)	7%

The following table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Fund Operating Expenses.

Separate Account Annual Expenses (as a percentage of average Account Value in Subaccounts)

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge	1.00%	1.00%
Administration Charge	0.75%	0.75%
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1	1.50%	0.60%
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2	1.50%	0.80%
Highest Possible Total Separate Account Annual Expenses (2), (3)	3.25%	2.55%

Total Annual Fund Operating Expenses

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract.  More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum: 0.07%                     Maximum: 0.50%

Details of the Fund operating expenses are on the next page.

(1)  The withdrawal charge decreases over time and is eliminated for each premium after it reaches five years old.  See Part 4.

(2)  Assessed daily on the Account Value in the Subaccounts.

(3)  You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies.  Therefore the Highest Possible Total Separate Account Annual Expenses reflect the election of Investment Strategy 2, which carries the higher current charge.

Total Annual Fund Operating Expenses (continued)

Gross annual Fund expenses(1) as a percentage of average net assets in each Fund:

Fund	Management Fees	12b-1 Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses

Equity Subaccounts:
iShares Core S&P 500 ETF (2)	0.07%	0.00%	0.00%	0.00%	0.07%
iShares Core S&P Mid-Cap ETF (2)	0.12%	0.00%	0.00%	0.00%	0.12%
iShares Core S&P Small-Cap ETF (2)	0.12%	0.00%	0.00%	0.00%	0.12%
iShares S&P 500 Growth ETF (2)	0.18%	0.00%	0.00%	0.00%	0.18%
iShares S&P 500 Value ETF (2)	0.18%	0.00%	0.00%	0.00%	0.18%
Vanguard Dividend Appreciation Index Fund, ETF Shares	0.07%	0.00%	0.03%	0.00%	0.10%
Vanguard Large-Cap Index Fund, ETF Shares	0.07%	0.00%	0.02%	0.00%	0.09%
Vanguard Mega Cap Index Fund, ETF Shares	0.08%	0.00%	0.03%	0.00%	0.11%

Fixed Income Subaccounts:
iShares Core U.S. Aggregate Bond ETF (2), (3), (4)	0.08%	0.00%	0.00%	0.01%	0.09%
iShares iBoxx $ High Yield Corporate Bond ETF (2)	0.50%	0.00%	0.00%	0.00%	0.50%
iShares Intermediate Credit Bond ETF (2)	0.20%	0.00%	0.00%	0.00%	0.20%
iShares TIPS Bond ETF (2)	0.20%	0.00%	0.00%	0.00%	0.20%
Vanguard Intermediate-Term Corporate Bond Index, ETF Shares	0.08%	0.00%	0.02%	0.00%	0.10%
Vanguard Short-Term Bond Index Fund, ETF Shares	0.07%	0.00%	0.03%	0.00%	0.10%
Vanguard Total Bond Market Index Fund, ETF Shares	0.04%	0.00%	0.03%	0.00%	0.07%
Vanguard Variable Insurance Fund Money Market Portfolio	0.13%	0.00%	0.03%	0.00%	0.16%

International and Alternative Subaccounts:
iShares International Treasury Bond ETF (2)	0.35%	0.00%	0.00%	0.00%	0.35%
Vanguard Developed Markets Index, ETF Shares	0.05%	0.00%	0.04%	0.00%	0.09%
Vanguard Emerging Markets Stock Index Fund, ETF Shares	0.07%	0.00%	0.08%	0.00%	0.15%
Vanguard REIT Index Fund, ETF Shares	0.09%	0.00%	0.03%	0.00%	0.12%

(1) Each Fund’s expenses were provided in the most recent prospectus for that Fund.  We have not independently verified the information.  Current or future expenses may be more or less than those shown.  More details concerning each Fund’s fees and expenses are contained in the prospectus for that Fund.

(2) The iShares Trust’s investment advisory agreement provides that the Fund’s advisors will pay all operating expenses of the Fund, except interest expense, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

(3) “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies.  The effect of Acquired Fund Fees and Expenses is included in the total returns of the Fund.

(4) The fund’s net expenses are 0.08%.  The Fund’s advisor has contractually agreed to waive its management fees in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund’s direct investments in other registered investment companies advised by BFA, or its affiliates through June 30, 2016. The contractual waiver may be terminated prior to June 30, 2016 only upon written agreement of the Trust and BFA.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000(4) in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year.  Your actual return may be higher or lower.

Highest Cost Example with Rider

The following example includes the maximum mortality and expense risk charge, administration charge withdrawal charge, and maximum Fund operating expenses; it also assumes you elect the GLWB Rider at the maximum charge.  If the current GLWB Rider charge was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,092	$1,789	$2,403	$4,116

If you remain invested in the contract, or if you select an Annuity Option with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$392	$1,189	$2,003	$4,116

Highest Cost Example without Rider

The following example includes the maximum mortality and expense risk charge, administration charge, withdrawal charge, and maximum Fund operating expenses; it also assumes you do not elect the GLWB Rider.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$935	$1,325	$1,641	$2,654

If you remain invested in the contract, or if you select an Annuity Option with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$235	$725	$1,241	$2,654

Accumulation Unit Values

See Appendix A

(4)  This contract requires a minimum initial premium of $25,000.

Summary of Contract

This Contract is an IRA

This contract is a variable annuity that must be issued as an Individual Retirement Annuity (IRA) as defined by section 408(b), 408(k) or 408A of the Tax Code.  The contract itself does not provide the tax advantages typically provided by a variable annuity.  The tax advantages available with this contract exist solely through the contract’s qualification as an IRA.

You should read Part 8, “Tax Aspects of the Contract” for more information and consult a tax advisor about your particular circumstances.  Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the amounts withdrawn.

You may want to purchase ETFs through a variable annuity issued as an IRA vs. directly though the IRA for several reasons, including, but not limited to, that this annuity provides a guaranteed minimum death benefit, access to guaranteed annuitization that can provide income for life and offers an optional living benefit that can provide income for life.

Parties to the Contract

•                  National Integrity Life Insurance Company - “We,” “our,” “us,” “the Company” and “National Integrity” mean National Integrity Life Insurance Company.

•                  Owner - “You” and “your” mean the owner.  This variable annuity contract is a contract between you and us.  You, as the owner, have certain rights under the contract.  Because this contract is an IRA, joint owners are not allowed and you may not transfer ownership.

•                  Annuitant - You are the Annuitant, the person whose life is used to determine the Maturity Date of the contract and the amount of the annuity benefit, when elected.  The Annuitant must be a natural person, and cannot be changed after the Contract Date.  Joint Annuitants are not allowed until an Annuity Option is elected and will have no effect until the Annuity Date.

•                  Beneficiary - The beneficiary is the person or persons who will receive the Death Benefit upon your death prior to the Annuity Date and upon election of Annuity Benefit, to receive any remaining payments.  See Part 5, sections titled “Death Benefit,” “Selecting and Changing Your Beneficiary,” and “Maturity Date and Annuity Options.”

•                  Custodial Account - If the contract is purchased through an established IRA custodial account, the contract owner will be considered the account, the Annuitant will generally be you as the account owner, and the account must be the beneficiary.

•                  Covered Person - A person covered under one of the GLWB Riders.  See Part 6.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•                  To contribute, transfer and withdraw money.  See Part 5.

•                  To invest your premiums in the Investment Options.  See Part 3.

•                  To elect the optional benefits available at the time you purchase the annuity contract (for an additional cost).  See Part 6.

•                  To elect an Annuity Option.  See Part 5, section titled “Maturity Date and Annuity Option.”

•                  To name one or more beneficiaries to receive the Death Benefit.  See Part 5, sections titled “Death Benefit” and “Selecting and Changing Your Beneficiary.”  If the owner is a custodian, the owner must name itself as the sole beneficiary.

Your rights are subject to the rules and significant limitations stated in your contract, in this prospectus and under the Tax Code.

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long-term goals.  This contract is intended for long-term investing only and is not intended as a vehicle for frequent trading.  Transfers among Subaccounts are strictly limited under the terms of this contract.  See Part 5, section titled “Allocations and Transfers.”

An investment in any of the Subaccounts carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  The Subaccounts invest in ETFs (except Vanguard Variable Insurance Fund Money Market Portfolio), many of which invest in common stocks.  You could lose money if one of the issuers of the stocks becomes financially impaired or if the market as a whole declines.  There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.  Some of the Subaccounts invest in Funds that invest in high yield securities that are rated below investment grade, commonly referred to as “junk bonds.”  High yield securities may be subject to greater levels of credit or default risk than higher-rated securities.  Some of the Subaccounts also invest in securities issued by companies in foreign countries, which means that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of these securities.  Foreign investments are also subject to currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Shares of ETFs may trade at a discount from their net asset value in the secondary market.  This risk is separate and distinct from the risk that the net asset value of the ETF shares may decrease.  The amount of such discount from net asset value is subject to change from time to time in response to various factors.

The services of Mid Atlantic Trust Company (MATC) and third-party broker-dealers underlie the process supporting this variable annuity and the subaccounts’ investments.  If either MATC or the third-party broker-dealers terminate or significantly modify the services provided to us, we will seek to replace those services through other providers or through other methods.  If suitable replacement services are not available, we will take such other actions or make changes in how we operate as allowed by law and your annuity contract to mitigate any adverse effects on the Separate Accounts, you and us, to the greatest extent reasonably possible.  These actions could include working directly with broker-dealers to purchase ETFs; bringing in-house the services being provided by MATC; and/or making available index mutual funds as underlying investment options.  While we believe it is highly unlikely, it is possible that under a worst-case scenario we would be required to disallow additional premiums into the contract, and that transfers could only be made into the money market subaccount (although your then-current allocations would not be affected).  See more about Mid Atlantic Trust Company in Part 2, section titled “ETF Custodian.”

For a complete discussion of the risks associated with investing in any particular Subaccount, see the prospectus of the corresponding Fund.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together.  Any amount allocated to a Subaccount will go up or down in value depending on the investment experience of the Fund.  The value of premiums allocated to the Subaccounts is not guaranteed.  Your Account Value also is subject to charges.  See Part 4.

Your Surrender Value is equal to your Account Value, minus any withdrawal charge and applicable premium tax.  See Part 4.

Your minimum Account Value is $5,000 if this Contract is issued in New York and $2,000 if this Contract is issued in any other state.  If the Account Value goes below the minimum Account Value and we have received no premiums from you for three years if this Contract is issued in New York and two years if this Contract is issued in any other state, we may terminate the contract and pay you the Account Value.  We will notify you in advance and will give you at least 60 days to contribute additional premium to bring the Account Value above the minimum if you wish to keep your contract in force.  The minimum Account Value does not apply if you have a GLWB Rider.

If you take withdrawals (other than the Free Withdrawal Amount or RMD), this contract also requires that you have a minimum Account Value of $20,000 remaining after the withdrawal.  (Please note that you may fully surrender your contract at any time.)  This rule does not apply if you have a GLWB Rider.  See Part 5, section titled “Withdrawals.”

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period.  We will extend the 10-day period if required by state law.  If you cancel your contract, we will return your Account Value, which may be more or less than your original premium depending upon the investment experience of the Subaccounts you selected and any applicable charges.  You bear the investment risk, as well as any fees and charges incurred, during the free look period.  See Part 4 for more discussion of the fees and charges.  Some states require that we return your premium, or some amount other than your Account Value.  In that case, we will return the greater of the amount required by state law and your Account Value.

Part 2 — National Integrity and the Separate Account

National Integrity Life Insurance Company

National Integrity is a stock life insurance company organized under the laws of New York on November 22, 1968.  Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202.  We are authorized to sell life insurance and annuities in eight states and the District of Columbia.  National Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.

National Integrity guarantees certain amounts under the contract.  We refer to these guaranteed amounts as “insurance obligations,” such as income payments under the GLWB Rider after your Account Value is exhausted.  In this case, we will pay you the income payments from our General Account.  Benefit amounts paid from the General Account are subject to our financial strength and claims paying ability and our long-term ability to make such payments.  There are risks to purchasing any insurance product.

The Western and Southern Life Insurance Company, National Integrity’s parent company, has guaranteed the insurance obligations of National Integrity to its contract owners, including the owners of this contract (the Guarantee).  Amounts covered by the Guarantee are subject to the financial strength and claims paying ability of The Western and Southern Life Insurance Company. The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Subaccounts.  The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I

Separate Account I of National Integrity Life Insurance Company was established in 1986, and is maintained under the insurance laws of the State of New York.  The Separate Account is a unit investment trust, which is a type of investment company governed by the Investment Company Act of 1940 (1940 Act).

Under New York law, we own the assets of our Separate Account and use them to support the Subaccounts of your contract and other variable annuity contracts.  You participate in the Separate

Account in proportion to the amounts in your contract.  National Integrity Life Insurance Company is responsible for all obligations under the contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses.  The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses.  We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.  We may also periodically withdraw amounts that are earned and owed to us from the Separate Account.

Subaccounts

The Separate Account is divided into Subaccounts.  Each Subaccount invests in shares of a Fund with the same name.  The Subaccounts available in this contract are listed in Part 3.  We may add, substitute or close Subaccounts from time to time, and we may limit the amount of your investment in one or more of the Subaccounts on a nondiscriminatory basis.

Each Subaccount available in this contract (except for the Vanguard Variable Insurance Fund Money Market Portfolio) invests in the shares of a distinct ETF.  Each ETF available through a Subaccount is a registered investment company.  ETF shares are traded throughout the day on exchanges, such as the NYSE Arca, Inc.  ETF shares may trade at, above or below their net asset value; however, for purposes of valuing the Subaccount Units, we will use the daily closing price of each ETF on its primary exchange.

Each ETF available through a Subaccount in this contract seeks investment results that correspond to an index.  The returns on the ETF shares will not precisely correlate with the performance of the index.  You cannot invest directly in an index.  You may want to purchase this variable annuity instead of one that does not invest in passively managed ETFs for several reasons, including, but not limited to, that the underlying fund costs are substantially lower than those of most variable annuities on the market today.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of National Integrity, serves as the principal underwriter for our variable annuity contracts.  The principal business address of Touchstone Securities is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.  The contracts are sold by individuals who are licensed insurance agents and registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

ETF Custodian

Mid Atlantic Trust Company (MATC), a South Dakota registered non-depository trust company, is the custodian for the ETFs held by the Subaccounts.  MATC provides certain services to the Separate Account, including custody of and accounting services for the ETFs owned by the Separate Account.  MATC also facilitates execution of the purchase and sale of the ETFs through third-party broker-dealers.  We pay for these services under an agreement with MATC.  The third-party broker-dealers, working with MATC, provide the ETFs to the Separate Account at the daily closing price of each ETF on its primary exchange.  Fees for the services of the third-party broker-dealers are paid by MATC.

The services of MATC and the third-party broker-dealers underlie the process supporting this variable annuity and the subaccounts’ investments.  If either MATC or the third-party broker-dealers terminate or significantly modify the services provided to us, we will seek to replace those services through other providers or through other methods.  If suitable replacement services are not available, we will take such other actions or make changes in how we operate as allowed by law and your annuity contract to mitigate any adverse effects on the Separate Accounts, you and us to the greatest extent reasonably possible.  These actions could include working directly with broker-dealers to purchase ETFs; bringing in-house the services being provided by MATC; and/or making available index mutual funds as underlying investment options.  While we believe it is highly unlikely, it is possible that under a worst-case scenario we would be required to disallow additional contributions into the contract, and that transfers could only be made into the money market subaccount (although your then-current allocations would not be affected).

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to the approval of federal or state regulators when required by the 1940 Act or other applicable laws.  We will notify you if any changes result in a material change in the Funds or Investment Options.  We may:

•                  combine the Separate Account with any other separate account we own;

•                  transfer assets of the Separate Account to another separate account we own;

•                  add, remove, substitute, close, change, combine or limit investment in Subaccounts or withdraw assets relating to your contract from one Subaccount and put them into another;

•                  register or end the registration of the Separate Account under the 1940 Act;

•                  operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of National Integrity);

•                  restrict or eliminate any voting rights of owners or others that affect our Separate Account;

•                  cause one or more Subaccounts to invest in a fund other than or in addition to the Funds;

•                  operate our Separate Account or one or more of the Subaccounts in any other form the law allows, including a form that allows us to make direct investments; we may make any legal investments we wish;

•                  make any changes required by the 1940 Act or other federal securities laws;

•                  make any changes necessary to maintain the status of the contracts as annuities and/or IRAs under the Tax Code; or

•                  make other changes required under federal or state law relating to annuities.

Part 3 — Your Investment Options

You may invest your premiums in the Subaccounts, the Fixed Account, or both, subject to any restrictions described in this prospectus.  If you purchase one of the GLWB Riders, your Investment Options are limited.  See Part 6.

Each Subaccount invests in the shares of a distinct Fund.  Each Subaccount and its corresponding Fund share the same name.  The value of your Subaccount will vary with the performance of the corresponding Fund.  For a full description of each Fund, see that Fund’s prospectus and SAI.

The Fund Families and the Funds

Below is a description of each Fund family, iShares® and The Vanguard Group, followed by a brief description of each Fund.  Each Fund has a separate prospectus and SAI that provides more details about management fees and other expenses deducted from each Fund, the Fund’s principal investment strategies and the risks associated with investing.  There is no guarantee that a Fund will meet its investment objective.  For a prospectus containing complete information on any Fund, including the risks associated with investing, call our Administrative Office toll-free at 1-800-325-8583.

iShares®

iShares Trust is a registered investment company that consists of separate investment portfolios called Funds.  All the Funds listed below are ETFs.  BlackRock Fund Advisors (BFA), 400 Howard Street, San Francisco, CA 94105, is the investment advisor to each Fund listed in this section.  BFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective.  Unlike many investment companies, the advisor does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.  BFA uses a representative sampling indexing strategy to manage each Fund as described in the Fund’s prospectus.  Unless otherwise indicated in the Fund description, each iShares Funds generally invests at least 90% of its assets in securities of the underlying index and in depositary receipts representing securities of the underlying index, and/or securities that provide substantially similar exposure to securities in the underlying index.  The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in securities not included in its underlying index, but which BFA believes will help the Fund track its underlying index.  The description included below for each Fund was taken from the most recent publicly available documentation for such Fund as of the time this prospectus was drafted.  More recent disclosure may be available in the Funds’ current prospectus.

The Vanguard Group, Inc.

The Vanguard Group, Inc. is a family of investment companies.  Many of the investment companies offer ETF shares, including all those listed below, except Vanguard Variable Insurance Fund Money Market Portfolio.  Each corresponding Subaccount, except Vanguard Variable Insurance Fund Money Market Portfolio, invests in the ETF share class.  The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, is the investment advisor to each Fund listed in this section.

Equity Funds:

iShares® Core S&P 500 ETF

The Fund seeks to track investment results of the S&P 500 ® Index, which measures the performance of the large-capitalization sector of the U.S. equity market.  As of March 31, 2015, the index included approximately 80% of the market capitalization of all publicly traded U.S. equity securities.  The component stocks are weighted according to the float-adjusted market value of their outstanding shares.  The index consists of stocks from a broad range of industries.  Components primarily include financials, healthcare and information technology companies.  The components of the index, and the degree to which these components represent certain industries, may change over time.

iShares® Core S&P Mid-Cap ETF

The Fund seeks to track investment results of the S&P MidCap 400® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market.  As of March 31, 2015, the index included approximately 7% of the market capitalization of all U.S. equity securities.  The stocks in the index have a market capitalization between $1.4 billion and $5.9 billion at time of entry, and which may fluctuate depending on the overall level of the equity markets and are selected for liquidity and industry group representation.  The index consists of stocks from a broad range of industries.  Components primarily include financials, industrials and information technology companies.  The components of the index, and the degree to which these components represent certain industries, may change over time.

iShares® Core S&P Small-Cap ETF

The Fund seeks to track the investment results of the S&P SmallCap 600® Index, which measures the performance of the small-capitalization sector of the U.S. equity market.  As of March 31, 2015, the index included approximately 3% of the market capitalization of all U.S. equity securities.  The stocks in the index have a market capitalization between $400 million and $1.8 billion at time of entry, which may fluctuate depending on the overall level of the equity markets and are selected for liquidity and industry group representation.  The index consists of stocks from a broad range of industries.  Components primarily include financials, industrials and information technology companies.  The components of the index, and the degree to which these components represent certain industries, may change over time.

iShares® S&P 500 Growth ETF

The Fund seeks to track investment results of the S&P 500 Growth Index™, which measures the performance of the large-capitalization growth sector of the U.S. equity market.  It is a subset of the S&P 500® and consists of those stocks in the S&P 500® exhibiting the strongest growth characteristics, as determined by the index provider, representing approximately 68% of the market capitalization of the S&P 500® Index as of March 31, 2015.  Components primarily include consumer discretionary, healthcare, and information technology companies.  The components of the index, and the degree to which these components represent certain industries, may change over time.

iShares® S&P 500 Value ETF

The Fund seeks to track investment results of the S&P 500 Value Index™, which measures the performance of the large-capitalization value sector of the U.S. equity market.  It is a subset of the S&P 500® and consists of those stocks in the S&P 500® exhibiting the strongest value characteristics, as determined by the index provider, representing approximately 66% of the market capitalization of the S&P 500 Index as of March 31, 2015.  Components primarily include energy, financials and industrials companies.  The components of the index, and the degree to which these components represent certain industries, may change over time.

Vanguard Dividend Appreciation Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of common stocks of companies that have a record of increasing dividends over time.  The Fund employs an indexing investment approach designed to track the performance of the NASDAQ US Dividend Achievers Select Index, which consists of common stocks of companies that have a record of increasing dividends over time.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Large-Cap Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.  The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Mega Cap Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks in the United States.  The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mega Cap Index.  The index is a float-adjusted, market-capitalization-weighted index designed to measure equity market performance of mega-capitalization stocks in the United States.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Fixed Income Funds:

iShares® Core U.S. Aggregate Bond ETF

The Fund seeks to track investment results of the Barclays U.S. Aggregate Bond Index, which measures the performance of the total U.S. investment-grade bond market.  As of December 31, 2014, there were 9,079 issues in the index.  The index includes investment-grade U.S. Treasury bonds, government-related bonds, corporate bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States.  The index may include large-, mid-, or small-capitalization companies, and components primarily include mortgage-backed pass-through and treasury securities, and financials and industrials companies.  The components of the index, and the degree to which these components represent certain industries, may change over time. The securities in the index have $250 million or more of outstanding face value and have at least one year remaining to maturity, with the exception of amortizing securities such as asset-backed and mortgage-backed securities, which have lower thresholds as defined by the index provider.  In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible.

iShares® iBoxx $ High Yield Corporate Bond ETF

The Fund seeks to track investment results of the Markit iBoxx® USD Liquid High Yield Index, which is a rules-based index consisting of the liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the index provider.  The index is designed to provide a broad representation of the U.S. dollar-denominated liquid high yield corporate bond market.  The index is a modified market-value weighted index with a cap on each issuer of 3%.  Bonds in the index are selected using rules-based criteria, as defined by the index provider.  There is no limit to the number of issues in the index, but as of December 31, 2014, the index included approximately 968 constituents.  The index may include large-, mid-, or small-capitalization companies, and components primarily include consumer cyclical, consumer discretionary, consumer services, consumer staples, energy, financials, industrials, oil and gas, and telecommunications companies.  The components of the index, and the degree to which these components represent certain industries, may change over time.

iShares® Intermediate Credit Bond ETF

The Fund seeks to track investment results of the Barclays U.S. Intermediate Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than 10 years.  As of December 31, 2014, there were 4,058 issues in the index.  The index may include large-, mid-, or small-capitalization companies, and components primarily include consumer discretionary, consumer staples, energy, financials and industrials companies.  The components of the index, and the degree to which these components represent certain industries, may change over time.  The index includes investment-grade credit securities that have a remaining maturity of greater than or equal to one year and less than 10 years and have $250 million or more of outstanding face value.  In addition, the securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible.  Excluded from the index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and bonds that have been issued in one country’s currency, but are traded outside of that country in a different country and regulatory system (Eurobonds).  The index is market-capitalization weighted.

iShares® TIPS Bond ETF

The Fund seeks to track investment results of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.”  TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.  TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money.  The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the consumer price index (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI.  A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase.  This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment.  Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  The index includes all publicly issued U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment-grade and have $250 million or more of outstanding face value.  In addition, the securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible.

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares

The Fund seeks to track the performance of a market-weighted corporate bond index with an intermediate-term dollar-weighted average maturity.  The Fund employs an indexing investment approach designed to track the performance of the Barclays Capital U.S. 5-10 Year Corporate Bond Index.  This index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 5 and 10 years.  The Fund invests by sampling the index, meaning that it holds a range of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics.  All of the Fund’s investments will be selected through the sampling process, and under normal circumstances, at least 80% of the Fund’s assets will be invested in bonds included in the index.  The Fund maintains a dollar-weighted average maturity consistent with that of the index, which was 7.3 years as of August 31, 2015.

Vanguard Short-Term Bond Index Fund, ETF Shares

The Fund seeks to track the performance of a market-weighted bond index with a short-term dollar-weighted average maturity.  The Fund employs an indexing investment approach designed to track the performance of the Barclays Capital U.S. 1-5 Year Government/Credit Float Adjusted Index.  This index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 1 and 5 years and are publically issued.  The Fund invests by sampling the index, meaning that it holds a range of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics.  All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the index.  The Fund maintains a dollar-weighted average maturity consistent with that of the index, which generally does not exceed 3 years.

Vanguard Total Bond Market Index Fund, ETF Shares

The Fund seeks to track the performance of a broad, market-weighted bond index.  The Fund employs an indexing investment approach designed to track the performance of the Barclays U.S. Aggregate Float Adjusted Index.  This index represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.  The Fund invests by sampling the index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics.  All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the index.  The Fund maintains a dollar-weighted average maturity consistent with that of the index, which generally ranges between 5 and 10 years.

Vanguard Variable Insurance Fund Money Market Portfolio

The portfolio (Fund) seeks to provide current income while maintaining liquidity and a stable share price of $1, although there is no guarantee that it will do so.  The portfolio invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker’s acceptances, commercial paper, Eurodollar and Yankee obligations, and other money market securities.  To be considered high quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security).  If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories.  The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry.  The Portfolio maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

International and Alternative Funds:

iShares® International Treasury Bond ETF

The Fund seeks to track investment results of the S&P/Citigroup International Treasury Bond Index Ex-US, which is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the United States.  The index methodology is designed to balance the weighting of each country within the index by limiting the weightings of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding.  To be eligible for inclusion in the index, the issuing country must be a “Developed Country” as classified by the Bank for International Settlements.  As of September 30, 2015, the index included securities issued by the governments in the following 18 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.  The index includes bonds having a remaining maturity greater than one year.

Vanguard Developed Markets Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe and the Pacific Region.  The Fund employs an indexing investment approach designed to track the performance of the FTSE Developed All

Cap ex US Index.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Emerging Markets Stock Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.  The Fund employs an indexing investment approach by investing substantially all (approximately 95%) of its assets in the common stocks included in the FTSE Emerging Markets All Cap China A Inclusion Index, while employing a form of sampling to reduce risk.

Vanguard REIT Index Fund, ETF Shares

The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (REITs).  The Fund employs an indexing investment approach designed to track the performance of the MSCI US REIT Index.  The index is composed of stocks of publicly traded equity REITs.  The Fund attempts to replicate the index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

International and Alternative Funds:

iShares® International Treasury Bond ETF

The Fund seeks to track investment results of the S&P/Citigroup International Treasury Bond Index Ex-US, which is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the United States.  The index methodology is designed to balance the weighting of each country within the index by limiting the weightings of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding.  To be eligible for inclusion in the index, the issuing country must be a “Developed Country” as classified by the Bank for International Settlements.  As of September 30, 2015, the index included securities issued by the governments in the following 18 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.  The index includes bonds having a remaining maturity greater than one year.

Vanguard Developed Markets Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe and the Pacific Region.  The Fund employs an indexing investment approach designed to track the performance of the FTSE Developed All Cap ex US Index.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Emerging Markets Stock Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.  The Fund employs an indexing investment approach by investing substantially all (approximately 95%) of its assets in the common stocks included in the FTSE Emerging Markets All Cap China A Inclusion Index, while employing a form of sampling to reduce risk.

Vanguard REIT Index Fund, ETF Shares

The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (REITs).  The Fund employs an indexing investment approach designed to track the performance of the MSCI US REIT Index.  The index is composed of stocks of publicly traded equity REITs.  The Fund attempts to replicate the index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Static Asset Allocation Models

We may offer one or more asset allocation models in connection with your variable annuity at no extra charge.  Asset allocation is the process of investing in different asset classes — such as equity funds, fixed income funds, and alternative funds — depending on your personal investment goals, tolerance for risk, and investment time horizon.  By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

We have no discretionary authority or control over your choice of Subaccounts or your other investment decisions.  We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

Our asset allocation models are “static.”  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so.  You will not be notified if the models are terminated or changed.  You will not be provided with information regarding any terminations or changes to the asset allocation models.  If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Funds in your existing model.

You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you.  You may choose to invest in an asset allocation model or change your asset allocation at any time, subject to the limitations stated in your contract and this prospectus.  See Part 5, section titled “Allocations and Transfers.”

Asset allocation does not ensure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall.  An asset allocation model may not perform as intended.  Any asset allocation models offered are based on then-available Funds in this annuity.  We may discontinue, add, eliminate or change the models at any time.

The Fixed Account

Our Fixed Account is offered through our General Account, which also supports any portion of the Death Benefit, the annuity benefit, and any guarantees under a Rider that are in excess of Account Value.  The General Account is not registered under the Securities Act of 1933 or the 1940 Act.  Disclosures regarding the Fixed Account and the General Account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Systematic Transfer Option (STO)

We offer a STO (a Fixed Account) that provides a fixed interest rate on each premium allocated to the STO.  That interest rate is guaranteed for that premium while in the STO period selected.  Available STO periods are six months or one year.  All STO premiums will be automatically transferred into the Subaccounts within either six months or one year of your premium payment into the STO, depending on which STO period you select.  You can invest in either the six-month or one-year STO at any one time, but not both.  We require a minimum premium to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO.  We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.  Once you have invested premium in a STO, it cannot be transferred from the STO except as the automatic transfers described above.

The STO is available for new premiums only.  You cannot transfer from the Subaccounts into the STO.  See “Systematic Transfer Program” in Part 9 for more details on this program.  If you elect a GLWB Rider, the STO is only available for your initial premium received by us on or before the Contract Date.

Part 4 — Deductions and Charges

Separate Account Charges

We deduct a daily charge equal to an annual effective rate of 1.75% of your Account Value in each of the Subaccounts to cover our separate account charges, which include

•                  mortality and expense risk charge of 1.00%; and

•                  administration expense charge of 0.75%.

A portion of the separate account charges pays us for assuming the mortality risk and the expense risk under the contract.  The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated.  The expense risk is our risk that the expenses of administering the contract will exceed the reimbursement for administrative expenses.

The administration expense charge is used to reimburse us for administrative expenses, including, but not limited to, processing applications, issuing contracts, processing customer orders and other requests, making investments, providing regular reports and confirmations to customers, providing reports and updates to regulators, maintaining accounting records for each contract owner, administering income payments, furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values), reconciling and depositing cash receipts, and providing forms.

The administration expense charge also reimburses us for the cost and commissions associated with investing in the underlying ETFs, including brokerage commissions.  The brokerage commissions associated with the ETF trades will be paid directly by MATC to the executing broker, and indirectly by us under an arrangement with MATC.  See Part 2, section titled “ETF Custodian.”  This arrangement is a proprietary fee arrangement based on a percentage of assets invested in the ETFs.  Ultimately, this cost is passed along to you as part of this administrative expense.

The administration expense charge may also reimburse us for the costs of distribution of this variable annuity.  We expect to make a profit from the separate account charges.  The separate account charges cannot be increased without your consent.

Fund Expenses

The net asset value of the Fund shares reflects investment management fees and other expenses that have already been deducted from the assets of the Funds.  Please refer to Part 1, section titled “Total Annual Fund Operating Expenses,” and the individual Fund’s prospectus for details on Fund expenses.

Withdrawal Charge

If you withdraw your premiums, you may be charged a withdrawal charge of up to 7% of the premium.  The amount of the withdrawal charge is a percentage of each premium withdrawn and not of the Account Value.  The charge varies, depending upon the “age” of the premiums included in the withdrawal.  The “age” of a premium is the number of years that have passed since each premium was paid.

Premium Year	Charge as a Percentage of the Premium Withdrawn
1	7%
2	7%
3	6%
4	5%
5	4%
thereafter	0

When you take a withdrawal, the oldest premium is treated as the first withdrawn, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all your premiums, and any applicable charges on those premiums, is withdrawn.  Please note, however, that for tax purposes, withdrawals are generally considered to be gain first.  See Part 8.

Because the withdrawal charge applies to each premium, if your Account Value has declined due to poor performance of your selected Subaccounts or you have taken previous withdrawals, including the Free Withdrawal Amount, the withdrawal charge may be greater than the amount available for withdrawal.  In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your premiums.  A withdrawal charge applies to the withdrawal charge amount itself since this amount is part of the premium withdrawn.

You may take your Free Withdrawal Amount each Contract Year without paying a withdrawal charge.  More details on the Free Withdrawal Amount are in Part 5, in the section titled “Free Withdrawal Amount.”

We will not deduct a withdrawal charge from:

•        the Death Benefit; or

•      a withdrawal used to buy an immediate annuity from us after the first Contract Anniversary with either: (i) life contingencies; or (ii) a period certain that provides for fixed payments over 10 or more years.

If you take withdrawals (other than the Free Withdrawal Amount or RMD), this contract also requires that you have a minimum Account Value of $20,000 remaining after the withdrawal.  (Please note that you may fully surrender your contract at any time.)  This rule does not apply if you have a GLWB Rider.  See Part 5, section titled “Withdrawals.”

For more information and examples of application of the withdrawal charge, see Appendix B.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings.  We may do this based on the size and type of the group, the amount of the premium, or whether there is some relationship with us.  Examples of these relationships would include being an employee of National Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliates, sponsored.  We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 6% of premiums, and up to 0.70% trail commission paid on Account Value starting in the second Contract Year.  Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided.  These services may include special access to sales staff and advantageous placement of our products.  We do not make an independent assessment of the cost to the broker-dealer or financial institution of providing such services.

National Integrity has agreements with some broker-dealer firms under which we pay varying amounts, but no more than 0.25% of Account Value, for enhanced access to their registered representatives.  The broker-dealer firms are BB&T Investment Services, Inc., Comerica Securities, Inc., Cuso Financial Services, L.P., Fifth Third Securities, Inc., Frost Brokerage Services, Inc., Hancock Investment Services, Inc., LPL Financial Corporation, and M&T Securities, Inc.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract.  This could create a conflict of interest between the broker-dealer or the registered representative and the customer.  These payments could provide incentive to a broker-dealer or registered representative to recommend a Contract that is not in your best interest.  You can find more about compensation in the SAI.

Optional Benefit Charges

You may purchase one of the GLWB Riders offered with this contract, which provide optional benefits for an additional cost.  The additional cost of the Riders, along with complete details about their benefits, is provided in Part 6.

Tax Reserve

In the future, we may charge for taxes or set aside reserves for taxes, which will reduce the investment performance of the Subaccounts.

State Premium Tax

We will not deduct state premium taxes from your premiums before investing them in the Investment Options, unless required by your state law.  If you elect an Annuity Option, we will deduct any applicable state premium taxes from the amount available for the Annuity Option.  State premium taxes currently range from 0 to 1.0% for IRAs.

Part 5 — Terms of Your Variable Annuity

Purchasing the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative.  The sales representative will send your completed application to us, and we will decide whether to accept or reject it.  If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.

To apply for a contract, you must be of legal age to enter into a contractual relationship under applicable state law, generally 18 years old.  You must be no older than 80 at the time of application.

This contract must be issued as an IRA.  Subject to various rules and limitations, the Tax Code permits you to transfer or roll over money tax-free from one IRA to another IRA or from certain other qualified plans, such as a 401(k) plan, to an IRA.  See Part 8.

If you are transferring money from another annuity contract that is an IRA to acquire this contract, you should carefully compare this contract to your current contract.  You may have to pay a withdrawal charge under your current contract to transfer to this contract, and this contract has its own withdrawal charges that would apply to you.  The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract.  In addition, you may have to pay federal income and penalty taxes on the transfer if it does not qualify for tax-free transfer or rollover treatment.  You should not transfer from another annuity contract unless you determine that the transfer is right for you.  Please note that the person who sells you this contract generally will earn a commission on the sale.  You should also consult a tax advisor before requesting a tax-free transfer or rollover.

Premium Payments

Minimum initial premium	$ 25,000
Minimum additional premium	$ 1,000
Maximum total premium without prior approval	$1,000,000
Maximum additional premium	up to applicable IRA limits each calendar year plus permissible transfers and rollovers

Because the initial premium must be $25,000 or more, the contract can only be purchased by transfer or rollover from an existing IRA or from certain other qualified plans, such as a 401(k) or a 403(b) plan.  You can make additional premium payments at any time before age 81, or earlier if limited by the Tax Code.  For example, you cannot contribute new premiums other than transfers and rollovers to a traditional IRA for the calendar year in which you reach age 70½, and thereafter.

You must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the Tax Code.  You must also determine whether such amount qualifies as a permissible transfer or rollover contribution under the Tax Code.  For example, you cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contributions that are included in the other plans.  You cannot roll over distributions that are part of a series of substantially equal payments made over your life expectancy, distributions made for a specified period of 10 years or more, RMD distributions or hardship distribution.  For more information about limitations, see Part 8, section titled “Rollovers and Transfers.”

If you transfer or roll over money into this contract in the calendar year on or after you reach age 70½, you must take your RMD for the current calendar year before you purchase this contract.

We may refuse additional premiums if: (1) you have allocated some or all of the premium to an Investment Option, to which we are no longer accepting additional premiums; (2) the additional premium does not meet our minimum additional premium amount or exceeds our maximum premium amount for the annuity contract or for a specific Investment Option; (3) the total premiums paid under all annuity contracts issued by us, or our affiliates, on your life exceed $1,000,000; (4) we believe that the additional premium is being made by or on behalf of an institutional investor; or (5) for any reason allowed by law.  You cannot purchase this contract with a rollover or transfer of death benefits from another annuity.

Your premiums are invested in the Investment Options you select.  Each premium is credited as of the date we receive the premium in Good Order at our Administrative Office, except that additional time is allowed for the application of the initial premium under Rule 22c-1 of the 1940 Act.  Good Order means complete information we require to process your application or any request.

Initial premium allocated to the subaccounts will be priced at the unit value determined no later than two business days after receipt of a completed application (including all necessary related information).  If the application is not complete, we may retain the initial premium for up to five business days while attempting to complete it.  If the application is not completed within five business days, you will be informed of the reason for the delay.  The initial premium will be returned unless you specifically allow us to hold the premium until the application is completed.

Once received in Good Order, premiums allocated to Subaccounts are used to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.

Each additional premium will be credited to your Subaccount under your stated allocation as of the date we have received the premium in Good Order at our Administrative Office.  If you submit a different allocation, a 60-day waiting period will start before you can make a subsequent transfer or allocation change.  See Part 5, section titled “Allocations and Transfers.”

All premiums are deemed received when they are received in Good Order at our Administrative Office.

Units in Our Separate Account

Your investment in the Subaccounts is used to purchase Units.  On any given day, the value you have in a Subaccount is the number of Units you own in that Subaccount multiplied by the Unit Value.  The Units of each Subaccount have a different Unit Value.

Units are purchased when you contribute new premium to your contract or transfer amounts to a Subaccount.  Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Subaccount into a different Subaccount.  We also redeem Units to pay the Death Benefit or if you elect an Annuity Option, or as permitted or required by law.  The number of Units purchased or redeemed in any Subaccount is calculated by dividing the dollar amount of the transaction by the next computed Unit Value for that Subaccount, calculated as of the next close of business of the New York Stock Exchange.

Each Unit represents a fractional undivided interest in the assets held in the related Subaccount.  If Units of any Subaccount are redeemed, the fractional undivided interest represented by each remaining Unit will be increased.  If additional Units are issued by any Subaccount, the fractional undivided interest represented by each remaining Unit will be decreased.  Units will remain outstanding until redeemed by a contract owner.

If we make a mistake in executing any purchase or redemption, we will reprocess any trades made in error and ensure that you receive the correct Unit Values.  We will put you in the same position you otherwise would have been in.  Depending on the change in Unit Values between the error and correction, we may experience a gain or loss as a result of the reprocessing.

The Unit Value of each Subaccount will fluctuate with the investment performance of the corresponding Fund, which reflects the investment income, realized and unrealized capital gains and losses of the Fund, and the Fund’s expenses.

How We Determine Unit Value

We determine the Unit Value for each Subaccount after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day.  To value your Subaccount Units invested in ETFs, we use the daily closing price of each ETF on its primary exchange.  Note that the ETF shares may trade at a discount from the net asset value of the ETF.  To value your Subaccount Units invested in the Vanguard Variable Insurance Fund Money Market Portfolio, we use the daily net asset value provided by Vanguard for the Money Market Portfolio.  In addition to the Fund shares, the Subaccounts that invest in the ETFs also hold an accrual for any dividends or other distributions declared by the ETF, which will be reinvested in the ETF on the next Business Day after payment.

The Unit Value of each Subaccount for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Subaccount on the current Business Day.  The net investment factor measures the investment performance of a Subaccount from one Business Day to the next.

We determine the net investment factor by dividing the net asset value of the Subaccount for that valuation period by the net asset value of the Subaccount for the preceding valuation period.  We subtract from that result the daily equivalent of the annual separate account charges for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday).

Generally, this means that we adjust Unit Values to reflect the change in value of the Fund shares, for the separate account charges and, if elected, the GLWB Rider charge.

Allocations and Transfers

Only one investment allocation to the Subaccounts may be in place at any time on your contract.  This allocation applies to your current investment, future premiums, and rebalancing.  In addition to your one allocation to the Subaccounts, you may allocate some or all of your initial premium and additional new premium to the STO.  Transfers from the STO to the Subaccounts must be according to your one investment allocation to the Subaccounts.

You may reallocate all or part of your Account Value among the Subaccounts; however, each reallocation triggers a 60-day waiting period before you can make another allocation change.  A transfer between or among Subaccounts is an “allocation change.”  Here are the details:

•                  A 60-day waiting period applies after your initial allocation on the Contract Date.  This means you must wait 60 days after the contract is issued before you make an allocation change.

•                  A 60-day waiting period applies after any voluntary allocation change.  This means you must wait 60 days after the date you make an allocation change before you make another allocation change.

•                  The following allocation changes will not trigger the 60-day waiting period:

•                  automatic rebalancing;

•                  automatic transfers from the STO;

•                  reallocation as a result of any material change in a Fund or a Subaccount (see Part 2, section titled “Changes in How We Operate”);

•                  automatic transfers that take place upon cancellation of a GLWB Rider, unless you make additional voluntary allocation changes in connection with the GLWB Rider cancellation.

Allocations and transfers are restricted further if you have a GLWB Rider.  See Part 6.

To request a reallocation, you may write to our Administrative Office at the address in the Glossary.  Mail sent to any other address may not be in Good Order.  You may also contact your sales representative to request a reallocation.  Each request for a reallocation or transfer must specify:

•              the contract number; and

•              the Subaccounts and allocation percentages stated in whole percentages.

If one portion of a reallocation request involving multiple Subaccounts violates our policies or is not in Good Order, the entire request will not be processed.  You will need to resubmit a request that is in Good Order for your reallocation to be processed.

You may also request a reallocation through our telephone transfer service using your personal identifiers.  We will honor telephone instructions from any person who provides correct identifying information.  We are not responsible for fraudulent telephone requests we believe to be genuine according to these procedures.  Accordingly, you bear the risk of loss if unauthorized persons make reallocations on your behalf.  Telephone reallocations may be requested from 9:00 a.m. to 5:00 p.m. Eastern Time, on any day we are open for business.

If we receive your request in Good Order at our Administrative Office before 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, you will receive the Unit Values for the Subaccounts as of the close of business on the day you call.

Requests received at our Administrative Office at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, or received on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day.  We will confirm all reallocations in writing.

Detrimental Effect of Trading on Unit Values

This contract is intended for long-term investing only and is not intended as a vehicle for frequent trading.

Reallocations (transfers) among Subaccounts are strictly limited under the terms of this contract.  See Part 5, section titled “Allocations and Transfers.”  We may refuse any reallocation request for an owner or certain owners if we believe, in our sole discretion, that a specific request or group of requests may have a detrimental effect on Unit Values.  We will notify you or your designated representative if your requested reallocation is not made.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for trading in response to short-term fluctuations in the market.  You cannot engage in intra-day trading of the ETFs available through the Subaccounts.  Any person that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers for any reason should not purchase this contract.

If we determine, in our sole discretion, that a contract owner is attempting to engage in improper trading, we may revoke their same-day reallocation/transfer privileges and require their trades to be submitted via U.S. Mail or overnight delivery service.  We may reverse transactions made in violation of our market timing policies.  We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish, subject to following rules:

•                  Each withdrawal must be at least $250.

•                  Your Account Value remaining after a partial withdrawal, including any withdrawal charge, must be at least $20,000.  (Please note that you may fully surrender your contract at any time.)  This rule does not apply to a withdrawal of your Free Withdrawal Amount, your RMD, or if you have a GLWB Rider.

Unless you request a withdrawal from a specific Investment Option, we will take the withdrawal from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value.  For example, if your Account Value is divided in equal 25% portions among four Subaccounts, when you make a withdrawal, 25% of the Account Value will come from each of your four Subaccounts.

Withdrawals are processed when a request is received in Good Order at our Administrative Office.  When you take a withdrawal from a Subaccount, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

The total amount deducted from your Account Value will be the withdrawal amount requested, plus any withdrawal charge that applies (see Part 4, section titled “Withdrawal Charge”).  The amount you receive will be the amount you requested, less any applicable tax withholding.  Withdrawals are handled differently if you elect a GLWB Rider.  See Part 6.

Withdrawals are attributed to your Account Value in the following order:  (1) any remaining Free Withdrawal Amount; (2) premiums that are no longer subject to a withdrawal charge and have not yet been withdrawn; (3) premiums subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a premium.  Your investment comes out first, beginning with the oldest premium first, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all premiums, and any applicable charges on those premiums, are withdrawn.  Please note, however, that for tax purposes, withdrawals are considered to be gain first.  See Part 8.

Your financial professional or a third party may have offered you asset allocation or investment advisory services for your contract.  Fees you pay for such investment advisory services are in addition to any contract charges.  While we no longer accept these arrangements, if you already have them in place the payments are withdrawals from your Account Value and will be subject to any applicable withdrawal charge.  We will withdraw the requested payment according to the third party’s instructions (including instructions about which Subaccounts to withdraw the fee from) and send you a confirmation of the transaction.  We will not verify the accuracy of the amount being requested.

Examples of withdrawals and the application of a withdrawal charge are located in Appendix B.

Additional restrictions apply to withdrawals if you have a GLWB Rider.  See Part 6.

Your Death Benefit is reduced by withdrawals on a proportional basis.  See Part 5, section titled “Death Benefit.”

Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty.  See Part 8.

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without paying a withdrawal charge.  The Free Withdrawal Amount is the greater of:

•                  10% of your Account Value on the date of the withdrawal, minus any partial withdrawals taken during the current Contract Year; or

•                  10% of your Account Value at your most recent Contract Anniversary, minus any partial withdrawals taken during the current Contract Year.  (During your first Contract Year, this amount is 10% of your initial premium received on the Contract Date.)

If your RMD (based on the fair market value of this contract only as calculated by us) is greater than your Free Withdrawal Amount, we will allow you to take the RMD as your Free Withdrawal Amount, but only once each Contract Year.  Because your RMD is based on a calendar year, you should plan in advance to coordinate your RMD with your available Free Withdrawal Amount.

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it, or any unused portion of it, to the next year’s Free Withdrawal Amount.

The Free Withdrawal Amount does not apply to a full surrender.  Taking your Free Withdrawal Amount will not reduce the total withdrawal charge applicable to your premium.  If you take a subsequent withdrawal for more than the Free Withdrawal Amount or if you surrender the contract, we will assess any applicable withdrawal charge on the amount of your premiums withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

The Free Withdrawal Amount is available for withdrawal only.  The Free Withdrawal Amount is not available for transfer to another IRA or other qualified contract or account.

Timing of Payment of a Withdrawal or Surrender

We normally send you partial or full withdrawals (or apply your Account Value to the purchase of an Annuity Option) within seven days after receipt of the required form at our Administrative Office.  However, we can defer our action for any period during which:

(1)         the New York Stock Exchange has been closed, other than a weekend or holiday, or trading on it is restricted;

(2)         an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)         the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

Assignments

This contract is an IRA and you are not legally permitted to assign, pledge or otherwise transfer the contract.  Pledging or assigning an IRA can cause loss of qualified status and result in some or all of the Account Value being included in your income.  A 10% federal tax penalty also may apply.

Death Benefit

We will pay the Death Benefit to your properly designated beneficiary if you die before the Annuity Date.

The Death Benefit amount will be the greater of:

1.              the Account Value on the Death Benefit Date; and

2.              your total premiums minus proportionate adjustments for partial withdrawals, including any withdrawal charge.  A proportional adjustment means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.

Example of the effect of withdrawals on the Death Benefit:

•                  if your Death Benefit is $100,000 and your current Account Value is $80,000,

•                  and you take a withdrawal of $10,000,

•                  we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 / $80,000);

•                  therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount.

This example is for illustrative purposes only and does not predict results.

Your beneficiary generally has a choice of how to receive the Death Benefit.

1.              The beneficiary may take a lump sum.  If the beneficiary elects this option, we will pay the Death Benefit to the beneficiary.

2.              The beneficiary may defer for up to five years.  If the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit invested in the available Subaccounts for a period of up to five years.  Separate account charges will continue to apply.  At the end of five years, the entire amount must be paid to the beneficiary.

3.              The beneficiary may treat the contract as an inherited IRA.  If the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the available Subaccounts.  Separate account charges will continue to apply.  The beneficiary must choose to receive the Death Benefit as either:

a)             an immediate annuity with a life contingency; or

b)             substantially equal payments over his or her life expectancy as defined by the Tax Code.  The beneficiary may choose the longer of his or her life expectancy or the deceased owner’s life expectancy (both as defined by the Tax Code) if the owner dies after the Required Beginning Date.  (For Roth IRAs, the owner is presumed to have died before the Required Beginning Date.)

Distributions must begin by December 31 of the calendar year after the owner’s death; however if the beneficiary is your spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.  A spouse also may elect to continue the contract as described below in the section titled “Spousal Continuation.”  If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

The following restrictions apply to the inherited IRA contract: (i) the inherited IRA owner may not add premium to the contract; (ii) the Death Benefit available to the beneficiary of the inherited IRA owner is the Account Value on the Death Benefit Date after the death of the inherited IRA owner; and (iii) the beneficiary of the inherited IRA owner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the inherited IRA owner as determined by the Tax Code.

For more information on inherited IRAs, see Part 8, section titled “Inherited IRAs” and IRS Publication 590.  You should seek independent tax advice.

If your beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years. If the owner is a trust, custodian or other entity, the owner must name itself as the sole beneficiary.

Spousal Continuation

If your sole primary beneficiary is your spouse, the contract may be continued in your spouse’s name as the owner.  If spousal continuation is elected, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution.  This increase will be added to the Subaccounts you have selected on a pro rata basis.  For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with $115,000 as the Account Value.

All terms and conditions of the contract continue to apply including the withdrawal charge.  When the surviving spouse dies, the Death Benefit will be paid to the beneficiary named by the surviving spouse.

A same-sex surviving spouse is recognized as your spouse under the Tax Code and will qualify for the federal tax advantages of spousal continuation.

The survivor of a civil union or domestic partnership is not recognized as your spouse under the Tax Code and the federal tax advantages of spousal continuation are not available.  The survivor of a civil union or domestic partnership may elect to continue the contract under its terms.  The continuation of the contract by such surviving civil union or domestic partner, however, is treated as an ordinary transfer of ownership and will be a taxable event.

Selecting and Changing Your Beneficiary

You may name one or more beneficiaries as primary or contingent beneficiaries.  The Death Benefit will be paid to your primary beneficiaries who are alive at the time of your death.  If no primary beneficiary survives your death, then the Death Benefit will be paid to your contingent beneficiaries, if any.  If no beneficiary survives your death (primary or contingent) or none has been named, the Death Benefit will be paid to your estate.

If multiple beneficiaries in either category (primary or contingent) are named, the Death Benefit will be split into equal shares among the beneficiaries in that category who are alive at the time of your death, unless you specify otherwise in your beneficiary designation.

If you die on or after the Annuity Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the beneficiary at least as quickly as the method in effect when you died.

You may change any beneficiary by sending the appropriate form in Good Order to the Administrative

Office.  We may limit the number of beneficiaries you can have at one time.  Please consult your financial professional and tax advisor to properly identify your beneficiaries so that the Death Benefit is paid as you intend.  Please be sure to name your spouse as your sole primary beneficiary so that spousal continuation of the contract can occur, if that is your intention.  You may wish to name a contingent beneficiary in case your spouse dies before you. If the owner is a custodian, the owner must name itself as the sole beneficiary.

Filing Death Claims

To file a death claim, the beneficiary must promptly submit an original certified death certificate and company death claim paperwork that is in Good Order, including the beneficiary’s election of how they wish to receive the Death Benefit proceeds.  On the date we first receive notice of the owner’s death, we will stop all pending automatic transactions including rebalancing and systematic withdrawals; however, any money in the STO will be transferred to the Subaccounts according to the owner’s allocation.

During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Subaccounts as allocated by you at the time of your death.  As a result, the Account Value continues to reflect the investment performance of the Subaccounts during this period and will be subject to market fluctuations.  Separate account charges will continue to apply.

If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit will be calculated and the first beneficiary will receive payment according to his or her election.  The remaining beneficiaries’ share of the Death Benefit will be invested in the Subaccounts as allocated by you at the time of your death and subject to market fluctuations.

Maturity Date and Annuity Option

Your Annuity Option is available anytime on or after your first Contract Anniversary until the Maturity Date.  You may elect your Annuity Option by writing to the Administrative Office any time on or after your first Contract Anniversary and before the Maturity Date.  Upon the Maturity Date, you may elect to receive a lump sum of your Account Value, or you may elect an Annuity Option.

An Annuity Option can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually.  For any annuity, the minimum payment must be at least $100.  If the minimum monthly payment under a guaranteed Annuity Option would be less than $20, we will pay you a lump sum of your Account Value instead.  All Annuity Options are funded through our General Account.

The amount applied toward the purchase of a guaranteed Annuity Option under the contract will be the Account Value less any premium tax.  The guaranteed Annuity Options are single life and ten years certain or joint life and ten years certain.  These options provide a fixed life income annuity with 10 years of payments guaranteed.

We will also use the Account Value less any premium tax to determine your annuity payments if you select a nonguaranteed Annuity Option with either (i) life contingencies, or (ii) a period certain that provides for fixed payments over ten or more years.  If you select any other nonguaranteed Annuity Option, the amount applied to determine your annuity payments will be the Surrender Value, or if this Contract is issued in New York, the amount applied to determine your annuity payments under (ii) above will be the greater of the Surrender Value or 95% of your Account Value.

We currently offer additional Annuity Options listed below; however, we may eliminate or change the non- guaranteed options available at any time:

•                  period-certain annuity, which provides for fixed payments for a fixed period.  The fixed periods available may vary from time to time and the fixed period selected may not extend past your life expectancy.  The amount is determined by the period you select.  If the Annuitant dies before the end of the period selected, the beneficiary will receive the remaining periodic payments.

•                  period-certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity.  The fixed periods available may vary from time to time. If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the fixed period selected ends, the remaining payments in the fixed period will go to the beneficiary.

•                  life only annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity.  Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.

If you have not already selected a form of Annuity Option, we will contact you prior to your Maturity Date.  You can tell us at that time if you would like a lump sum payment, or select the type of annuity you want.  If we do not receive your election on or before your Maturity Date, you will automatically receive the single life and ten-year certain Annuity Option guaranteed under the contract.

Annuity Payments

Once payments begin under an Annuity Option, payments will not change.  The size of payments will depend on the amount applied to the Annuity Option, the form of Annuity Option you chose and, in the case of an Annuity Option with life contingencies, on the Annuitant’s age and sex (where permissible).

If the age or sex of an Annuitant has been misstated, you will receive the benefits that would have been purchased at the correct age and gender.  Any overpayments or underpayments made by us will not be charged or credited with interest, unless required by your state.  If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due.  We add underpayments to the next payment.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus.  We cannot honor your requests unless they are in proper and complete form.  Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Abandoned or Unclaimed Property

Every state has laws that generally provide for payment to the state of unclaimed property, including proceeds of annuity contracts, under various circumstances.  This is called escheatment.  In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent escheatment, it is important that you keep your contact information on file with us up to date, including the names, addresses, phone numbers, social security numbers and dates of birth for owners, annuitants, beneficiaries and other payees.  Such updates must be communicated in Good Order to our Administrative Office.

Part 6 — Optional Benefits

You may purchase one of the optional GLWB Riders offered with this contract, which provides additional benefits for an additional charge.  You may only elect a Rider at the time of application.  Benefits under a Rider will replace or supplement the standard contract benefits.  Charges for an optional benefit Rider are in addition to the standard contract charges.  Be sure you understand the charges.  Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances.  Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Withdrawal Benefit

Each Guaranteed Lifetime Withdrawal Benefit (GLWB) is an optional Rider you may purchase for an additional charge.  You may select the Individual GLWB Rider or the Spousal GLWB Rider.

The GLWB Rider guarantees lifetime payments for you (or you and your covered spouse if you elect the Spousal GLWB Rider) regardless of how your investments perform, as long as the Rider is in effect.  You are the covered person under the Individual GLWB Rider.  You and your spouse are the covered persons under the Spousal GLWB Rider.  If you take Nonguaranteed Withdrawals, as explained below, your Benefit Base will decrease immediately, your lifetime payments may decrease and the Rider may terminate.

Lifetime Payout Amount (LPA)

The LPA is the amount we guarantee you can receive each calendar year for your lifetime (or for as long as either you or your covered spouse is alive if you elect the Spousal GLWB Rider).  You are eligible to begin receiving your LPA on the LPA Eligibility Date.

For the Individual GLWB Rider, the LPA Eligibility Date is the earlier of the following:

•                  January 1st after the calendar year in which you turn age 60 (if you turn age 60 on January 1st, your LPA will be available beginning on that day); or

•                  the Contract Date, if you are age 60 or older at the time you purchase your contract.  The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.

For the Spousal GLWB Rider, the LPA Eligibility Date is the earlier of the following:

•                  January 1st after the calendar year in which the younger of you or your spouse turns age 60 (if the younger of you or your spouse turns age 60 on January 1st, your LPA will be available beginning on that day); or

•                  the Contract Date, if the younger of you or your spouse is age 60 or older at the time you purchase your contract.  The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.

The LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base on January 1st each year on or after the LPA Eligibility Date.  For the Spousal GLWB Rider, that amount is then multiplied by 90% (this 90% is called the Spousal Factor).

Withdrawal Percentage - The applicable Withdrawal Percentage is determined by the following formula:

A + B + C, where:

(A)       is the Age Based Percentage stated on the chart below:

Age*	Age Based Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75 +	5.50%

*The Age Based Percentage is determined by your age (or the age of the younger of you or your spouse if you have elected the Spousal GLWB Rider).  The Age Based Percentage is locked in on the date of the first withdrawal from the contract on or after the LPA Eligibility Date.

(B)       is the cumulative Deferral Percentage.  The cumulative Deferral Percentage begins at zero and increases by 0.10% for each complete calendar year that you do not take a withdrawal.

(C)       is a First Year Deferral Percentage stated on the chart below:

Contract Date	First Year Deferral Percentage
January 1-March 31	0.075%
April 1-June 30	0.050%
July 1-September 30	0.025%
October 1-December 31	0.000%

The First Year Deferral Percentage is a onetime addition to your Withdrawal Percentage that varies based on your Contract Date, provided you do not take a withdrawal in the calendar year containing the Contract Date.

Benefit Base - Your initial Benefit Base is equal to your initial premium received by us on the Contract Date.  Your Benefit Base will be adjusted as follows:

1.              On each Contract Anniversary, your Benefit Base will be compared to your Account Value and if the Account Value is greater than the Benefit Base, we will step up your Benefit Base to equal the Account Value.

2.              If you take a Nonguaranteed Withdrawal, we will immediately decrease your Benefit Base as described in the section titled “Nonguaranteed Withdrawal” below.

3.              On the date we receive an additional premium during the first Contract Year, we will immediately increase your Benefit Base by the amount of the additional premium.  Additional premiums received after the first Contract Year will not increase your Benefit Base.  They will, however, increase the Account Value, which is used to determine if a step up applies on the next Contract Anniversary.

The Benefit Base is used only to measure the LPA and is not available for withdrawal or payable as a death benefit.

If you (or the younger of you and your spouse if you have elected the Spousal GLWB Rider) have reached the LPA Eligibility Date on the Contract Date, your LPA for the calendar year that contains the Contract Date will be prorated for the portion of the calendar year remaining.  The factor used to prorate the LPA is the number of days remaining in the calendar year (not including the Contract Date) divided by the number of days in the calendar year.

If you withdraw less than the LPA in any calendar year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

If your RMD is greater than the LPA for any calendar year, the RMD will be the LPA for that calendar year.

Nonguaranteed Withdrawal

Before your LPA Eligibility Date, a Nonguaranteed Withdrawal is the total amount of any withdrawal, including any withdrawal charge.

On or After your LPA Eligibility Date, a Nonguaranteed Withdrawal is all or a portion of any withdrawal, including any withdrawal charge, that, when combined with your total withdrawals for that calendar year, exceeds your LPA.

If you take a Nonguaranteed Withdrawal, your Benefit Base will immediately decrease by the adjusted Nonguaranteed Withdrawal amount.  The adjusted Nonguaranteed Withdrawal amount is defined as the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value), where both values are determined immediately before the Nonguaranteed Withdrawal.  The Account Value immediately before the Nonguaranteed Withdrawal means that the Account Value will be reduced by any remaining LPA prior to the calculation.

Taking Nonguaranteed Withdrawals could reduce your future benefits by more than the dollar amount of the Nonguaranteed Withdrawals.

The example below demonstrates how a Nonguaranteed Withdrawal affects the Benefit Base, using the following assumptions:

•                  Individual GLWB in effect

•                  Benefit Base = $100,000

•                  Account Value = $85,000

•                  LPA = $5,000

•                  One withdrawal is taken during the calendar year = $7,000

•                  Withdrawal taken after LPA Eligibility Date

•                  No withdrawal charge applies.

The Nonguaranteed Withdrawal amount is $2,000, which is equal to your total calendar year withdrawals ($7,000) minus your LPA ($5,000).  The adjusted Nonguaranteed Withdrawal is $2,500:

$2,500 = $2,000 (Nonguaranteed Withdrawal amount) x the greater of 1.0 or [$100,000 (Benefit Base immediately before the Nonguaranteed Withdrawal) / $80,000 (Account Value immediately before the Nonguaranteed Withdrawal)]

Your Benefit Base will be reduced by $2,500 to $97,500.

This example is for illustrative purposes only and does not predict results.

Other Important Facts about Withdrawals

•                  You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals.  Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and your LPA.

•                  A withdrawal charge may apply.  If you withdraw more than your Free Withdrawal Amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charge will be waived.  If you withdraw more than the Free Withdrawal Amount and any portion of the withdrawal is a Nonguaranteed Withdrawal, a withdrawal charge, if any, will be applied on the entire amount that is greater than the Free Withdrawal Amount.  See Part 4, “Withdrawal Charge” and Part 5, “Withdrawals.”  Following is an example of how a withdrawal charge may apply:

Assume:

Individual GLWB in effect
Premium:	$40,000
Account Value before withdrawal:	$18,000
Withdrawal charge percentage applicable to premium:	6%
Lifetime Payment Amount:	$2,000

Case 1: Owner requests withdrawal of $2,000 (LPA)

The Free Withdrawal Amount is calculated as $18,000 x 10% = $1,800.  The $2,000 requested withdrawal is greater than the remaining Free Withdrawal Amount; however, it does not exceed the LPA.  No withdrawal charge will apply.

Case 2: Owner requests withdrawal of $2,500

The Free Withdrawal Amount is $1,800.  Since the requested withdrawal exceeds the LPA, withdrawal charges will apply.  After applying the withdrawal first to the Free Withdrawal Amount, this leaves $700 ($2,500 - $1,800), which will be subject to a withdrawal charge of $42 ($700 x 6%).

•                  Withdrawals must be taken pro rata from your Investment Options.  You cannot make a withdrawal from specific Investment Options.

•                  You may not take a withdrawal on your Contract Date.

•                  If you request a withdrawal, we will withdraw the total amount you requested from your Account Value, however the amount you receive will be net of tax withholding and withdrawal charge, if applicable.

•                  You must use our withdrawal form to request withdrawals.  Contact our Administrative Office to obtain the form.

GLWB Rider Charge

The GLWB Rider charge is a daily charge taken from the Account Value in your Subaccounts.  The charge is in addition to the separate account charges for the contract and reduces your Unit Values.  The charge varies depending on which GLWB Investment Strategy you choose.  The following table shows the effective annual rates for the Rider charge:

GLWB Investment Strategy	Current GLWB Charge	Current GLWB Charge with Total Separate Account Expenses
Strategy 1 — Basic Allocation	0.60%	2.35%
Strategy 2 — Self Style Allocation	0.80%	2.55%

We may increase the annual charge for the GLWB Rider up to the maximum of 1.50%.  The maximum GLWB charge plus total separate account charges would be 3.25% for either GLWB Investment Strategy.

If we do increase the charge, we will give you prior written notice of each increase.  If you do not wish to accept an increase, you may elect to either

•                                          cancel the Rider; or

•                                          continue the Rider with a reduction in the Withdrawal Percentage as determined by us, effective at the time of the Rider charge increase.  The maximum reduction in the Withdrawal Percentage is 1.00%, regardless of the number of Rider charge increases.

We do not deduct the Rider charge during the Guaranteed Payment Phase.

The GLWB Rider charge is the same for the Individual GLWB Rider and the Spousal GLWB Rider.  The LPA is adjusted downward — by the Spousal Factor of 90% — for the Spousal GLWB Rider instead of an additional charge.

GLWB Investment Strategies

If you purchase the GLWB Rider, you must allocate your premium to only one of the two GLWB Investment Strategies described below.  Once you select a GLWB Investment Strategy, you cannot switch to another GLWB Investment Strategy.  As a result of the GLWB Rider investment restrictions, you will always have some degree of exposure to the market.  You cannot eliminate this exposure even during periods of market volatility.  These GLWB Investment Strategies are designed for long-term investors seeking withdrawal guarantees.  (Note that the Subaccounts available in the GLWB Investment Strategies are also available without the Rider.)

The GLWB Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLWB Rider. The GLWB Investment Strategies are designed to lower the volatility of returns from your Subaccounts. Subaccounts that are available without limitation (if the GLWB Rider is not selected) may offer the potential for higher returns. Before you select the GLWB Rider, you and your financial representative should carefully consider whether the GLWB Investment Strategies available with the Rider meet your investment objectives and risk tolerance.

GLWB Investment Strategy 1 — Basic Allocation

You must allocate your premium according to one of the three models: Blend, Growth or Value.  You may reallocate from one model to another, as discussed below.

Subaccount	Model 1 - Growth	Model 2 - Blend	Model 3 - Value
iShares Core S&P 500 ETF	30%	40%	30%
iShares Core S&P Mid-Cap ETF	10%	10%	10%
iShares Core S&P Small-Cap ETF	5%	5%	5%
iShares International Treasury Bond ETF	5%	5%	5%
iShares S&P 500 Growth ETF	10%
iShares S&P 500 Value ETF			10%
Vanguard Developed Markets Index Fund, ETF Shares	5%	5%	5%
Vanguard Total Bond Market Index Fund, ETF Shares	35%	35%	35%

GLWB Investment Strategy 2 — Self Style Allocation

You may select one or more of the Subaccounts in two or more groups, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each group.

Group 1 Core Fixed Income Minimum 35% Maximum 65%	Group 2 Core Equity Minimum 35% Maximum 65%	Group 3 Non-Core Fixed Income Minimum 0% Maximum 30%	Group 4 Non-Core Equity Minimum 0% Maximum 30%	Group 5 International/Alternative Minimum 0% Maximum 15%
iShares Core U.S. Aggregate Bond ETF	iShares Core S&P 500 ETF	iShares iBoxx $ High Yield Corporate Bond ETF	iShares Core S&P Mid-Cap ETF	iShares International Treasury Bond ETF
iShares Intermediate Credit Bond ETF	Vanguard Dividend Appreciation Index Fund, ETF Shares	iShares TIPS Bond ETF	iShares Core S&P Small-Cap ETF	Vanguard Developed Markets Index Fund, ETF Shares
Vanguard Total Bond Market Index Fund, ETF Shares	Vanguard Large-Cap Index Fund, ETF Shares	Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares	iShares S&P 500 Growth ETF	Vanguard Emerging Markets Stock Index Fund, ETF Shares
		Vanguard Short-Term Bond Index Fund, ETF Shares	iShares S&P 500 Value ETF	Vanguard REIT Index Fund, ETF Shares
		Vanguard Variable Insurance Fund Money Market Portfolio	Vanguard Mega Cap Index Fund, ETF Shares

For more information about these Subaccounts, including information relating to their investment objectives and policies, and the risks of investing, see Part 3, as well as the Fund prospectuses.  You can obtain a copy of the Fund prospectuses by contacting our Administrative Office listed in the Glossary.  You should read the Fund prospectuses carefully before investing.

In addition to your allocation to one of the two GLWB Investment Strategies, you may invest some or all of your initial premium received by us on the Contract Date in the STO.  Transfers from the STO to the Subaccounts must be according to GLWB Investment Strategy and allocation you have selected.  See Part 3, section titled “The Fixed Account” for more information about the STO.

Subject to required approvals by federal and state authorities, we may add, remove, change, close, substitute or limit investment in the GLWB Investment Strategies or the Subaccounts at any time.

Allocations and Transfers for the GLWB

In addition to the allocation and transfer rules under the contract (See Part 5, section titled “Allocations and Transfers”), the following additional rules and limitations apply to your allocations and transfers:

•                  Your one allocation allowed on the contract must meet the requirements of one of the two GLWB Investment Strategies.

•                  Your Account Value will be automatically rebalanced to your allocation percentages each contract quarter.

•                  You cannot move from one GLWB Investment Strategy to another.

•                  In GLWB Investment Strategy 1, you can reallocate your Account Value invested in one model to another model.  The reallocation will reset your Account Value to the required percentages for the new model.  Each reallocation triggers the 60-day waiting period before you can make another reallocation.

•                  In GLWB Investment Strategy 2, you can reallocate your Account Value invested in Strategy 2 as long as your new allocation is within the minimum and maximum allocation percentages for each group.  Each reallocation triggers the 60-day waiting period before you can make another reallocation.

Your financial professional or a third party may have offered you asset allocation or investment advisory services related to this annuity contract or Rider for an additional fee to be deducted from your contract.  Such fees are considered withdrawals and could cause a Nonguaranteed Withdrawal.  Therefore, if you purchase a GLWB Rider, we do not recommend using this annuity contract to pay for such services.

Withdrawal Protection for Required Minimum Distributions

If your contract is a traditional IRA or a SEP IRA, you may be required to withdraw money in order to satisfy IRS minimum distribution requirements after you reach age 70½.

We will calculate the RMD for this annuity contract based on its prior calendar year-end fair market value.  We do not consider your other assets or distributions in making this calculation.  This is the RMD protected under the GLWB Riders except if you elect the spousal Rider, and your spouse is more than 10 years younger than you.  In that case, due to your age difference, you will be required to take your RMD for this annuity contract before the LPA Eligibility Date; if you take your RMD from this contract’s Account Value, each withdrawal will be a Nonguaranteed Withdrawal until the LPA Eligibility Date is reached.  You are solely responsible for meeting all requirements of the Tax Code.

After the LPA Eligibility Date, you may take the greater of your LPA or your RMD each calendar year.  In the year you turn 70½ the Tax Code provides that you may take your first RMD prior to April 1st of the following calendar year; however, with a GLWB Rider, you must take your first annual RMD in the calendar year you turn age 70½ in order to avoid a potential Nonguaranteed Withdrawal.

We may make any changes we deem necessary to comply with the tax laws.  We are not liable for any tax consequences you incur arising from this contract or your obligations under the Tax Code.  You should discuss these matters with your tax advisor prior to electing a GLWB Rider.

Continuation of the Spousal GLWB at Owner’s Death

Married spouses — If your covered spouse is recognized under the Tax Code, including same-sex spouses, he or she will have the option to continue the contract and the GLWB Rider at the time of your death.  Your covered spouse will become the owner and annuitant of the contract and all terms and conditions of the contract continue to apply.  See Part 5, section titled “Spousal Continuation.”

Civil Union or Domestic Partners — for civil union or domestic partners as defined by state law, the covered partner may continue to receive the LPA under the terms of the Rider.  Due to federal tax laws, however, not all terms of the contract can be applied.  If the covered partner wishes to continue receiving the LPA, he or she must elect to treat the contract as an inherited IRA.  See Part 5, section titled “Death Benefit.”  All provisions of the contract and the GLWB Rider still apply, except (i) the covered partner must take at least the RMD each calendar year (caution: this may cause a Nonguaranteed Withdrawal if the LPA Eligibility Date has not been reached); (ii) the covered partner cannot add premium to the contract; (iii) the Death Benefit available to the beneficiary of the covered partner is limited to the Account Value on the Death Benefit Date; and (iv) the beneficiary of the covered partner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the covered partner as determined by the Tax Code.  These restrictions are required by the Tax Code.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on or after the LPA Eligibility Date if either:

•                  Before the Maturity Date, the Account Value reduces to zero (other than as a result of a Nonguaranteed Withdrawal or the voluntary election of an Annuity Option).

•                  On the Maturity Date, you elect to continue to receive annual payments equal to the then current LPA through a life only Annuity Option (or joint life if you have elected the Spousal GLWB Rider and both you and your covered spouse are still living.) If you do not elect the LPA Annuity Option, you will automatically receive a single life and 10-year certain Annuity Option under your Contract.

When the contract begins the Guaranteed Payment Phase, we will send you a written notice and any remaining LPA that you have not taken during the current calendar year.  (If your contract enters the Guaranteed Payment Phase on the Maturity Date, we will set your Account Value to zero.)  Beginning the next calendar year, and in each calendar year during the Guaranteed Payment Phase, you will receive your LPA.  The Guaranteed Payment Phase will continue until the death of the owner (or owner and covered spouse if the Spousal GLWB is elected).

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract and the GLWB Rider will terminate, except those described in this section and in the “Cancellation and Termination of Rider” section below.  The Guaranteed Payment Phase will end if the Rider terminates.  See “Cancellation and Termination of Rider” section below.  We should be notified immediately upon the death of the owner (or covered spouse if the Spousal GLWB is elected).

Cancellation and Termination of Rider

You may cancel the Rider during the first 45 days of each Contract Year beginning on the fifth Contract Anniversary.  Upon termination of the Rider, the Rider charge will no longer be assessed.  All other charges will remain in effect.

This Rider will terminate automatically on the earliest of the following dates:

1.              for the Individual GLWB Rider, the date you die, and for the Spousal GLWB Rider, the date the later of you or your covered spouse dies;

2.              the date the Account Value equals zero due to a Nonguaranteed Withdrawal;

3.              the date that ownership of the contract or Rider is transferred or the contract, Rider or any benefits under the contract or Rider are assigned unless: in New York, the new owner is a covered person; in New Hampshire and Vermont the new owner assumes full ownership of the contract and is essentially the same person as the current owner (e.g. a change to a court appointed guardian representing the owner during the owner’s lifetime) or the new owner is a covered person;

4.              on the Maturity Date, unless you elect to receive your LPA through a life only Annuity Option, or joint life only Annuity Option if you have elected the Spousal GLWB Rider and your covered spouse is still living;

5.              the date you voluntarily elect an Annuity Option under the contract;

6.              the date you cancel the GLWB Rider; or

7.              the date you surrender the contract.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Rules

The following additional rules apply if you elect a GLWB Rider:

•                  You must be between 45 and 80 years old on the Contract Date in order to elect the Individual GLWB Rider.  In order to elect the Spousal GLWB Rider, the younger of you or your spouse must be at least 45 years old and the older of you or your spouse must be no more than 80 years old on the Contract Date.

•                  The Company may refuse to accept additional premiums on a nondiscriminatory basis at any time.

•                  We may require proof that you (or your covered spouse) are living at any time.

•                  You cannot switch from an Individual GLWB Rider to a Spousal GLWB Rider or vice versa.

•                  Income Plus Withdrawal Program is not available.

•                  Choices Plus Required Minimum Distribution Program is not available.

•                  Customized Asset Rebalancing Program is not available.

•                  Systematic withdrawal of RMD only is not available.

Additional Rules that Apply to the Spousal GLWB Rider

1.              Only your legal spouse (as defined by applicable state law) on the Contract Date may be named as a covered person under the Spousal GLWB Rider.

2.              You must name your spouse as your sole primary beneficiary.

3.              You cannot add or change a spouse as a covered person.

4.              If your marriage is terminated (such as by divorce or dissolution) or your spouse dies, your spouse is automatically removed as a covered person.  If you subsequently remarry, you cannot add the new spouse.

5.              You must provide us with notice of the divorce or termination of marriage.

6.              Once the spouse is removed as a covered person, lifetime withdrawals under the Spousal GLWB Rider are no longer guaranteed for the lives of both you and your spouse.  (If a spouse is removed, you can name a new beneficiary to receive the Death Benefit.)

7.              If a spouse is removed and is no longer a covered person, the LPA Eligibility Date and the Age Based Percentage are still based on the younger of you or your (now removed) spouse.

8.              If a spouse is removed and is no longer a covered person, the Spousal Factor of 90% will continue to apply to your LPA calculation.

Should You Purchase the GLWB Rider?

The addition of a GLWB Rider to your annuity contract may not be right for you.  For example:

•                        if you are purchasing the GLWB Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;

•                        if you do not expect to take withdrawals while this Rider is in effect, you do not need a GLWB Rider because the benefit is accessed through withdrawals; or

•                        if you are likely to need to take withdrawals prior to your LPA Eligibility Date or in an amount that is greater than the LPA or RMD for this contract only, you should carefully evaluate whether a GLWB Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Benefit Base.

•                        If your spouse is 10 or more years younger than you, the Spousal GLWB Rider may not be suitable for you.

At older ages, benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if a GLWB Rider is suitable for your needs.

Examples

Please see Appendix C for hypothetical examples that illustrate how the GLWB Riders work.

Part 7 — Voting Rights

How Fund Shares Are Voted

National Integrity is the legal owner of the Fund shares held by the Separate Account.  As a shareholder, we have the right to vote on certain matters with respect to the Funds.  Among other things, we may vote to elect the Fund’s Board of Directors, to ratify the selection of independent auditors, and on any other matters described in a current prospectus or statement of additional information for each Fund, or any matter requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we will give you the opportunity to tell us how to vote the number of shares attributable to the Units in your contract.  We will send you proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all contract owners, we will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.  As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal.  We may vote any shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, as we deem appropriate.  If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares in our own right or to restrict contract owner voting, we may do so.

Fund shares are sold to investors other than us.  Therefore, the shares voted by all shareholders will dilute the effect of voting instructions received by us from our contract owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Funds that correspond to the Subaccounts in which you are invested on the record date set by the Trust.  We determine the number of shares you vote by dividing your Account Value in each Subaccount by the total value of assets in the Subaccount multiplied by the number of shares in the Subaccount.

Part 8 — Tax Aspects of the Contract

Tax Status of the Contract

This contract is only available as a traditional IRA, Roth IRA, or SEP IRA.  If you were able to purchase this contract as other than an IRA, the contract would not satisfy the diversification requirements under federal tax law to be treated as an annuity contract for federal income tax purposes, and you would be currently taxed on your investment and gain.

Variable annuity contracts (other than certain pension and qualified retirement plan contracts, including IRAs) are generally not treated as annuities for federal income tax purposes, and thus lose their tax-deferred character, if they do not satisfy certain diversification requirements set forth in Section 817(h) of the Tax Code.  Investing in the ETF shares that are “publicly available,” i.e., that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements.  Accordingly, standing alone, the contract would not be treated as an annuity contract for federal income tax purposes.  However, we believe that an individual purchasing a contract as an IRA will not be taxed currently on the investment and gain.

Contracts that qualify as IRAs are not subject to restrictions against investing in publicly available investments if the contracts meet certain requirements set forth by the IRS.  We believe this contract will meet those requirements, although there is no guarantee that this will be the case.  If this contract is not maintained as an IRA, the taxes on the premiums and any gain will not be deferred (or for a Roth IRA, taxes on the gain will not be free from federal income tax) and the tax treatment will be uncertain.

Types of IRAs

Traditional IRAs

Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an IRA.  An IRA can be in the form of a trust or custodial account or an annuity.  An individual may make annual contributions to an IRA of up to the lesser of the limit specified in the Tax Code ($5,500 for 2014 and $5,500 plus cost of living adjustment in 2015 and beyond) or 100% of compensation includible in the individual’s gross income.  For an individual age 50 or older, the limit is increased by $1,000.  The premiums may be deductible in whole or in part, depending on the individual’s income and whether the individual or spouse participates in an employer sponsored retirement plan.  Contribution limits set by the Tax Code are cumulative limits that apply to all traditional and Roth IRAs owned by an individual. Distributions from another IRA or certain eligible employer plans may be transferred or “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA are taxed when distributed from the IRA at ordinary income tax rates.  A 10% penalty tax (discussed below) generally applies to distributions made before age 59½, subject to certain exceptions.  IRAs have minimum distribution rules (also discussed below) that govern the timing and amount of required distributions from traditional IRAs.

SEP IRAs

Section 408 of the Tax Code permits SEP IRAs, which are a type of IRAs that allows employers to contribute to IRAs on behalf of their employees.  Employer premiums made to an employee’s SEP IRA cannot exceed the lesser of (1) 25% of the employee’s compensation, and (2) a limit specified in the Tax Code ($52,000 for 2014).  Distributions from SEP IRAs are subject to the same restrictions and rules that apply to IRA distributions.

Roth IRAs

Section 408A of the Tax Code permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  Only individuals with income below certain amounts specified in the Tax Code may contribute to a Roth IRA.  An eligible individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the Tax Code ($5,500 for 2014 and $5,500 plus cost of living adjustment in 2015 and beyond) or 100% of compensation includible in the individual’s gross income.  For an individual age 50 or older, the limit is increased by $1,000.  Contribution limits set by the Tax Code are cumulative limits that apply to all traditional and Roth IRAs owned by an individual. A rollover from, or conversion of, an IRA to a Roth IRA is generally subject to tax on the full amount rolled over or converted.

You should consult a tax advisor before converting amounts to a Roth IRA or combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed premiums to the Roth IRA, income tax and a 10% penalty tax (discussed below) may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

Rollovers and Transfers

In many circumstances you may move money tax-free from one IRA to another IRA or from certain other qualified plans, such as a 401(k) plan or 403(b) tax sheltered annuity, to an IRA by means of a direct rollover or a transfer.  You may roll over, directly or indirectly, any eligible rollover distribution.  An eligible rollover distribution is defined generally as any distribution of all or part of the balance from a qualified plan, except you cannot roll over the following taxable distributions from another plan:

•                  any distribution that is part of a series of substantially equal payments made over your life expectancy;

•                  any distribution made for a specified period of 10 years or more;

•                  any distribution that is an RMD; or

•                  any hardship distribution.

Also, you cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contribution that is included in the other plans.

You can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own.  The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit.  Trustee-to-trustee transfers between IRAs are not limited.  Rollovers from traditional to Roth IRAs (“conversions”) are not limited.

Tax laws are complex and your individual situation is unique.  You should always consult a tax advisor before you move or attempt to move assets between any IRA or qualified plan and another qualified contract or plan.

Early Distributions

Premature distributions are subject to an additional penalty tax equal to 10% of the amount of any payment from your IRA that is includible in your income.  This penalty is in addition to ordinary income tax.  Amounts paid from your IRA before you reach 59½ are considered premature distributions unless:

1.              the distribution is paid due to your death or disability;

2.              the distribution is the result of an Internal Revenue Service levy on the IRA;

3.              the distributions do not exceed your deductible medical expenses;

4.              you have received unemployment compensation under a federal or state program for at least 12 consecutive weeks and the distributions do not exceed the amount paid for health insurance coverage for yourself, your spouse and your dependents;

5.              a tax free rollover of the distribution is made;

6.              the distribution is part of a series of level periodic payments made over your life expectancy or joint life expectancy of you and your beneficiary;

7.              the distribution is used to cover certain qualified education expenses; or

8.              the distribution is used to cover qualified first-time home purchase expense (up to a lifetime maximum of $10,000).

Required Minimum Distributions (RMD)

For traditional and SEP IRAs, RMDs generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age 70½ .  The distribution required by April 1 is the distribution required for the year in which the owner actually turns 70½ years old.  You must take distributions for each calendar year after the year the owner turn age 70½ by December 31 of that year. The amount of the RMD is based on the prior year-end fair market value of your contract.

If your contract provides an additional benefit, such as the optional GLWB Rider, the fair market value of your contract may increase by the actuarial present value of the benefit.  Therefore, the amount of the RMD you must take may increase.

If you have more than one IRA, the distributions required by the Tax Code for all IRAs in the aggregate may be met by taking distributions from one or more of your IRAs.  Please note, however, that only the RMD as defined in the glossary (for this contract only one time each Contract Year) is protected from a withdrawal charge (see Part 5, section titled “Free Withdrawal Amount”) and from being a Nonguaranteed Withdrawal if you have a GLWB Rider (See Part 6, section titled “Withdrawal Protection for Required Minimum Distributions.)

Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax.  This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.

Roth IRAs do not require distributions at any time prior to the owner’s death.

Inherited IRAs

The death benefit paid under this contract may be extended as an inherited IRA.  This occurs if, after the death of the owner, the owner’s beneficiary directs that the death proceeds be titled as an inherited IRA.  See Part 5, section titled “Death Benefit.”  The owner’s beneficiary of the original IRA contract will become the inherited IRA owner and may name his or her own beneficiary in the event of death.

The inherited IRA owner may invest in the Subaccounts then available under the contract.  Separate account charges will continue to apply.  The inherited IRA owner must take RMDs beginning on or before December 31 of the calendar year after the original owner’s death.  If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.

If the original owner dies before the Required Beginning Date, the inherited IRA owner must take RMD over his or her life expectancy as defined by the Tax Code.  If the owner dies after the Required Beginning Date, the inherited IRA owner may choose the longer of his or her life expectancy or the deceased owner’s life expectancy, both as defined by the Tax Code.  (For Roth IRAs, the owner is presumed to have died before the Required Beginning Date.)

The following chart summarizes the date when RMDs must begin and the life used to measure the RMDs:

Death of Owner	Spouse	Nonspouse
Before Required Beginning Date	Distributions must begin by the later of (i) 12/31 of year after the calendar year of owner’s death, or (ii) 12/31 of the year when the deceased owner would have reached age 70½.	Distributions must begin by 12/31 of year after the calendar year of owner’s death.

	RMD based on beneficiary life expectancy.	RMD based on beneficiary life expectancy.
After Required Beginning Date (Traditional and SEP IRAs only)	Distributions must begin by 12/31 of year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.	Distributions must begin by 12/31 of year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.

The following restrictions apply to the inherited IRA contract: (i) the inherited IRA owner may not add premium to the contract; (ii) the Death Benefit available to the beneficiary of the inherited IRA owner is the Account Value on the Death Benefit Date after the death of the inherited IRA owner; (iii) the beneficiary of the inherited IRA owner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the inherited IRA owner as determined by the Tax Code.

A tax penalty applies if the inherited IRA owner fails to take the RMD.  The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.

For more information on inherited IRAs, see Part IRS Publication 590.  Seek independent tax advice.

Federal and State Income Tax Withholding

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

Certain states have indicated that pension and annuity withholding will apply to payments made to their residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.  For more information concerning a particular state, call our Administrative Office listed in the Glossary.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account.  We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account.  The Company, therefore, does not impose a charge for federal income taxes.  If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.  We can also set up reserves for taxes.  We receive a tax deduction for dividends received by the Funds.

Transfers among Subaccounts

There will not be any current tax liability if you transfer any part of the Account Value among the Subaccounts of your contract.

Seek Tax Advice

National Integrity does not act as your tax or legal advisor.  This discussion of the federal income tax treatment of the contract is not designed to cover all situations and is not intended to be tax advice.  It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts.  The IRS or the courts may change their views on the treatment of these contracts.  Future legislation may have a negative effect on annuity contracts or IRAs.  Also, we have not attempted to consider any applicable state or other tax laws.

Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Option under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor.

You should carefully consider the advantages and disadvantages of owning a variable annuity as an IRA or tax-qualified plan, as well as the costs and benefits of the contract (including the death benefits, income benefits and other non-tax-related benefits), before you purchase the contract as an IRA.

This contract includes an enhanced death benefit and offers an optional living benefit.  The IRS requires an actuarial present value of enhanced benefits to be added to the Account Value for purposes of calculating the fair market value of the annuity and determining the RMD.

The IRS has not reviewed the contract for qualification as an IRA and we make no guarantees that the contract will so qualify.  National Integrity does not guarantee the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

Part 9 — Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Annuity Date.  You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made.  If you do not select how often you want to receive withdrawals, we will make them on a monthly basis.  You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount.  The minimum Systematic Withdrawal is $100.  If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end.  You may specify an account for direct deposit of your Systematic Withdrawals.  Direct deposit is required for monthly withdrawals.  Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled “Withdrawal Charge”) and to income tax and a 10% tax penalty if you are under age 59½.  See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you reach age 59½.  You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See Part 8.  Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:

•                       the date you reach age 59½; and

•                       five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  We will calculate the amount of the withdrawal, subject to a $100 minimum.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office.  You may end your participation in the program upon prior written notice.  We may terminate or change the Income Plus Withdrawal Program at any time.  This program is not available in connection with the Systematic Withdrawal Program.  Withdrawals under this program are subject to a withdrawal charge, if any.  See Part 4, section titled “Withdrawal Charge.”

This program is not available with a GLWB Rider.  See Part 6.

Choices Plus Required Minimum Distribution (RMD) Program

We offer a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your IRA after you attain age 70½.  The Tax Code requires that you take minimum distributions beginning on or before April 1 of the calendar year following the calendar year in which you turn 70½ years old.  The distribution required by April 1 is the distribution required for the year you actually turn 70½ years old.  You must take distributions for each calendar year after the year you turn age 70½ by December 31 of that year.  These withdrawals are subject to ordinary income tax.  See Part 8.

You can choose the Choices Plus RMD Program at any time if you are age 70½ or older by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  As a convenience, we will calculate the amount of the withdrawals.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to a withdrawal charge, as long as you do not take additional withdrawals.  You may end your participation in the program upon prior written notice.  We may terminate or change the Choices Plus RMD Program at any time.

This program is not available with a GLWB Rider.  See Part 6, section titled “Withdrawal Protection for Required Minimum Distributions.”

Systematic Transfer Program

We offer a Systematic Transfer Program where we accept new premiums into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more Subaccounts on a monthly or quarterly basis.  We will transfer your STO premiums in approximately equal installments of at least $1,000 monthly over a six-month or monthly or quarterly over a one-year period, depending on the options you select.  You can only invest in either the six-month or one-year STO at any one time, but not both.  If you do not have enough Account Value in the STO to transfer to each Subaccount specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end.  All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Subaccounts you chose for this program.  You cannot transfer Account Value into the STO.

Transfers made under our Systematic Transfer Program do not trigger a 60-day waiting period.  See Part 4, section titled “Allocations and Transfers.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office.  We can end the Systematic Transfer Program in whole or in part, or restrict premiums to the program.

This program is available with a GLWB Rider only for the initial premium we received on the Contract Date.  See Part 6.

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance.  Because your different Subaccounts will experience different gains and losses at different times, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to have your investments rebalanced to your allocation percentages periodically.  You can choose to rebalance quarterly, semi-annually or annually.

The Account Value in the currently available Subaccounts will automatically be rebalanced back to your allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your allocation.  You will receive a confirmation notice after each rebalancing.  Subaccounts that are closed to new purchases, and the Fixed Account, are not included in the Customized Asset Rebalancing Program.

Transfers under our Customized Asset Rebalancing Program do not trigger a 60-day waiting period.  See Part 4, section titled “Allocations and Transfers.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may end or change the Customized Asset Rebalancing Program at any time.  We recommend you consult with your financial professional when establishing your allocation.

This program is not available with a GLWB Rider because quarterly rebalancing is required.  See Part 6.

Legal Proceedings

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business.  None of these matters is expected to have a material adverse effect on National Integrity.

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

National Integrity Life Insurance Company

400 Broadway

Cincinnati, Ohio 45202-3341

ATTN: Request SAI for National Integrity VAROOM dated May 1, 2016

Appendix A

Financial Information for Separate Account I of National Integrity

The table below shows the following data for the Subaccounts currently offered: Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

Subaccount	2015	2014	2013	2012	2011	2010	Value and Inception Date
iShares Core S&P 500 ETF (3715)
Unit value at beginning of period	$41.45	$37.14	$28.45	$25.05	$24.95	$25.00	$25.00
Unit value at end of period	$41.24	$41.45	$37.14	$28.45	$25.05	$24.95
Units outstanding at end of period	2,492	2,642	1,588	1,631	1,670	0	12-21-10

iShares Core S&P 500 ETF — GLWB Investment Strategy 1 (3715E02)
Unit value at beginning of period	$40.44	$36.46	$28.09	$24.89	$24.95	$25.00	$25.00
Unit value at end of period	$39.99	$40.44	$36.46	$28.09	$24.89	$24.95
Units outstanding at end of period	24,023	24,800	29,031	33,270	30,066	0	12-21-10

iShares Core S&P 500 ETF — GLWB Investment Strategy 2 (3715E03)
Unit value at beginning of period	$40.10	$36.23	$27.98	$24.84	$24.95	$25.00	$25.00
Unit value at end of period	$39.58	$40.10	$36.23	$27.98	$24.84	$24.95
Units outstanding at end of period	698	765	1,078	1,392	1,265	0	12-21-10

iShares Core S&P Mid-Cap ETF (3717)
Unit value at beginning of period	$39.23	$36.40	$27.71	$23.89	$24.87	$25.00	$25.00
Unit value at end of period	$37.66	$39.23	$36.40	$27.71	$23.89	$24.87
Units outstanding at end of period	1,321	1,365	970	970	970	0	12-21-10

iShares Core S&P Mid-Cap ETF — GLWB Investment Strategy 1 (3717E02)
Unit value at beginning of period	$38.27	$35.73	$27.37	$23.74	$24.87	$25.00	$25.00
Unit value at end of period	$36.52	$38.27	$35.73	$27.37	$23.74	$24.87
Units outstanding at end of period	7,762	7,868	8,796	10,282	9,462	0	12-21-10

iShares Core S&P Mid-Cap ETF — GLWB Investment Strategy 2 (3717E03)
Unit value at beginning of period	$37.96	$35.51	$27.26	$23.69	$24.87	$25.00	$25.00
Unit value at end of period	$36.15	$37.96	$35.51	$27.26	$23.69	$24.87

Subaccount	2015	2014	2013	2012	2011	2010	Value and Inception Date
Units outstanding at end of period	2,358	2,472	2,728	2,899	791	0	12-21-10

iShares Core S&P Small-Cap ETF (3718)
Unit value at beginning of period	$40.39	$38.86	$27.87	$24.47	$24.74	$25.00	$25.00
Unit value at end of period	$38.86	$40.39	$38.86	$27.87	$24.47	$24.74
Units outstanding at end of period	861	888	690	690	690	0	12-21-10

iShares Core S&P Small-Cap ETF — GLWB Investment Strategy 1 (3718E02)
Unit value at beginning of period	$39.40	$38.15	$27.52	$24.32	$24.73	$25.00	$25.00
Unit value at end of period	$37.68	$39.40	$38.15	$27.52	$24.32	$24.73
Units outstanding at end of period	3,753	3,869	4,132	5,132	4,692	0	12-21-10

iShares Core S&P Small-Cap ETF — GLWB Investment Strategy 2 (3718E03)
Unit value at beginning of period	$39.08	$37.91	$27.41	$24.27	$24.73	$25.00	$25.00
Unit value at end of period	$37.30	$39.08	$37.91	$27.41	$24.27	$24.73
Units outstanding at end of period	1,227	1,274	1,274	1,369	291	0	12-21-10

iShares Core U.S. Aggregate Bond ETF (3710)
Unit value at beginning of period	$27.14	$26.06	$27.06	$26.55	$25.10	$25.00	$25.00
Unit value at end of period	$26.79	$27.14	$26.06	$27.06	$26.55	$25.10
Units outstanding at end of period	600	626	657	684	714	0	12-21-10

iShares Core U.S. Aggregate Bond ETF — GLWB Investment Strategy 1 (3710E02)
Unit value at beginning of period	$26.47	$25.58	$26.73	$26.38	$25.09	$25.00	$25.00
Unit value at end of period	$25.98	$26.47	$25.58	$26.73	$26.38	$25.09
Units outstanding at end of period	0	0	0	0	0	0	12-21-10

iShares Core U.S. Aggregate Bond ETF — GLWB Investment Strategy 2 (3710E03)
Unit value at beginning of period	$26.26	$25.42	$26.62	$26.33	$25.09	$25.00	$25.00
Unit value at end of period	$25.71	$26.26	$25.42	$26.62	$26.33	$25.09
Units outstanding at end of period	1,457	1,483	1,488	1,355	1,309	0	12-21-10

iShares iBoxx $ High Yield Corporate Bond ETF (3713)
Unit value at beginning of period	$29.88	$29.85	$28.69	$26.19	$25.27	$25.00	$25.00
Unit value at end of period	$27.88	$29.88	$29.85	$28.69	$26.19	$25.27
Units outstanding at end of period	202	212	223	235	240	0	12-21-10

Subaccount	2015	2014	2013	2012	2011	2010	Value and Inception Date
iShares iBoxx $ High Yield Corporate Bond ETF — GLWB Investment Strategy 1 (3713E02)
Unit value at beginning of period	$29.15	$29.30	$28.34	$26.03	$25.27	$25.00	$25.00
Unit value at end of period	$27.03	$29.15	$29.30	$28.34	$26.03	$25.27
Units outstanding at end of period	0	0	0	0	0	0	12-21-10

iShares iBoxx $ High Yield Corporate Bond ETF — GLWB Investment Strategy 2 (3713E03)
Unit value at beginning of period	$28.91	$29.12	$28.22	$25.97	$25.27	$25.00	$25.00
Unit value at end of period	$26.76	$28.91	$29.12	$28.22	$25.97	$25.27
Units outstanding at end of period	1,418	1,370	1,428	1,200	193	0	12-21-10

iShares Intermediate Credit Bond ETF (3711)
Unit value at beginning of period	$27.37	$26.83	$27.40	$26.05	$25.06	$25.00	$25.00
Unit value at end of period	$27.04	$27.37	26.83	$27.40	$26.05	$25.06
Units outstanding at end of period	0	0	0	0	0	0	12-21-10

iShares Intermediate Credit Bond ETF — GLWB Investment Strategy 1 (3711E02)
Unit value at beginning of period	$26.71	$26.34	$27.06	$25.89	$25.05	$25.00	$25.00
Unit value at end of period	$26.22	$26.71	$26.34	$27.06	$25.89	$25.05
Units outstanding at end of period	0	0	0	0	0	0	12-21-10

iShares Intermediate Credit Bond ETF — GLWB Investment Strategy 2 (3711E03)
Unit value at beginning of period	$26.49	$26.17	$26.95	$25.84	$25.05	$25.00	$25.00
Unit value at end of period	$25.95	$26.49	$26.17	$26.95	$25.84	$25.05
Units outstanding at end of period	417	454	465	398	394	0	12-21-10

iShares International Treasury Bond ETF (3719)
Unit value at beginning of period	$24.69	$25.83	$26.58	$25.64	$25.72	$25.00	$25.00
Unit value at end of period	$22.50	$24.69	$25.83	$26.58	$25.64	$25.72
Units outstanding at end of period	778	761	477	477	477	0	12-21-10

iShares International Treasury Bond ETF — GLWB Investment Strategy 1 (3719E02)
Unit value at beginning of period	$24.09	$25.36	$26.25	$25.48	$25.72	$25.00	$25.00
Unit value at end of period	$21.82	$24.09	$25.36	$26.25	$25.48	$25.72
Units outstanding at end of period	6,670	6,124	6,042	5,277	4,407	0	12-31-10

iShares International Treasury Bond ETF — GLWB Investment Strategy 2 (3719E03)
Unit value at beginning of period	$23.89	$25.20	$26.14	$25.43	$25.72	$25.00	$25.00

Subaccount	2015	2014	2013	2012	2011	2010	Value and Inception Date
Unit value at end of period	$21.60	$23.89	$25.20	$26.14	$25.43	$25.72
Units outstanding at end of period	0	48	287	359	376	0	12-21-10

iShares S&P 500 Growth ETF (3714)
Unit value at beginning of period	$42.18	$37.44	$28.67	$25.60	$24.96	$25.00	$25.00
Unit value at end of period	$43.67	$42.18	$37.44	$28.67	$25.60	$24.96
Units outstanding at end of period	1,102	1,150	789	789	789	0	12-21-10

iShares S&P 500 Growth ETF — GLWB Investment Strategy 1 (3714E02)
Unit value at beginning of period	$41.16	$36.76	$28.31	$25.44	$24.96	$25.00	$25.00
Unit value at end of period	$42.35	$41.16	$36.76	$28.31	$25.44	$24.96
Units outstanding at end of period	3,334	3,479	4,275	4,574	5,102	0	12-21-10

iShares S&P 500 Growth ETF — GLWB Investment Strategy 2 (3714E03)
Unit value at beginning of period	$40.82	$36.53	$28.20	$25.39	$24.96	$25.00	$25.00
Unit value at end of period	$41.91	$40.82	$36.53	$28.20	$25.39	$24.96
Units outstanding at end of period	220	236	259	299	191	0	12-21-10

iShares S&P 500 Value ETF (3716)
Unit value at beginning of period	$40.41	$36.66	$28.36	$24.56	$25.04	$25.00	$25.00
Unit value at end of period	$38.40	$40.41	$36.66	$28.36	$24.56	$25.04
Units outstanding at end of period	0	0	0	0	0	0	12-21-10

iShares S&P 500 Value ETF — GLWB Investment Strategy 1 (3716E02)
Unit value at beginning of period	$39.42	$35.99	$28.01	$24.41	$25.03	$25.00	$25.00
Unit value at end of period	$37.23	$39.42	$35.99	$28.01	$24.41	$25.03
Units outstanding at end of period	1,277	1,271	1,326	1,471	1,223	0	12-21-10

iShares S&P 500 Value ETF — GLWB Investment Strategy 2 (3716E03)
Unit value at beginning of period	$39.10	$35.77	$27.89	$24.36	$25.03	$25.00	$25.00
Unit value at end of period	$36.85	$39.10	$35.77	$27.89	$24.36	$25.03
Units outstanding at end of period	251	249	261	311	203	0	12-21-10

iShares TIPS Bond ETF (3712)
Unit value at beginning of period	$26.67	$26.21	$29.13	$27.88	$25.05	$25.00	$25.00
Unit value at end of period	$25.75	$26.67	$26.21	$29.13	$27.88	$25.05
Units outstanding at end of period	0	0	0	0	0	0	12-21-10

Subaccount	2015	2014	2013	2012	2011	2010	Value and Inception Date
iShares TIPS Bond ETF — GLWB Investment Strategy 1 (3712E02)
Unit value at beginning of period	$26.02	$25.72	$28.77	$27.71	$25.05	$25.00	$25.00
Unit value at end of period	$24.96	$26.02	$25.72	$28.77	$27.71	$25.05
Units outstanding at end of period	0	0	0	0	0	0	12-21-10

iShares TIPS Bond ETF— GLWB Investment Strategy 2 (3712E03)
Unit value at beginning of period	$25.81	$25.56	$28.65	$27.65	$25.05	$25.00	$25.00
Unit value at end of period	$24.71	$25.81	$25.56	$28.65	$27.65	$25.05
Units outstanding at end of period	754	746	703	589	330	0	12-21-10

Vanguard Developed Markets Index Fund, ETF Shares (3722)
Unit value at beginning of period	$27.95	$30.26	$25.22	$21.03	$25.25	$25.00	$25.00
Unit value at end of period	$27.36	$27.95	$30.26	$25.22	$21.03	$25.25
Units outstanding at end of period	946	950	698	698	698	0	12-21-10

Vanguard Developed Markets Index Fund, ETF Shares — GLWB Investment Strategy 1 (3722E02)
Unit value at beginning of period	$27.26	$29.70	$24.91	$20.90	$25.25	$25.00	$25.00
Unit value at end of period	$26.53	$27.26	$29.70	$24.91	$20.90	$25.25
Units outstanding at end of period	5,377	5,301	5,276	5,763	5,169	0	12-21-10

Vanguard Developed Markets Index Fund, ETF Shares — GLWB Investment Strategy 2 (3722E03)
Unit value at beginning of period	$27.04	$29.52	$24.81	$20.85	$25.24	$25.00	$25.00
Unit value at end of period	$26.26	$27.04	$29.52	$24.81	$20.85	$25.24
Units outstanding at end of period	117	134	226	309	320	0	12-21-10

Vanguard Dividend Appreciation Index Fund, ETF Shares (3720)
Unit value at beginning of period	$39.07	$36.13	$28.40	$26.03	$25.00	$25.00	$25.00
Unit value at end of period	$37.65	$39.07	$36.13	$28.40	$26.03	$25.00
Units outstanding at end of period	206	217	228	240	245	0	12-21-10

Vanguard Dividend Appreciation Index Fund, ETF Shares — GLWB Investment Strategy 1 (3720E02)
Unit value at beginning of period	$38.12	$35.47	$28.05	$25.87	$24.99	$25.00	$25.00
Unit value at end of period	$36.51	$38.12	$35.47	$28.05	$25.87	$24.99
Units outstanding at end of period	0	0	0	0	0	0	12-21-10

Subaccount	2015	2014	2013	2012	2011	2010	Value and Inception Date
Vanguard Dividend Appreciation Index Fund, ETF Shares — GLWB Investment Strategy 2 (3720E03)
Unit value at beginning of period	$37.81	$35.25	$27.93	$25.81	$24.99	$25.00	$25.00
Unit value at end of period	$36.14	$37.81	$35.25	$27.93	$25.81	$24.99
Units outstanding at end of period	7,682	7,835	8,223	8,572	3,929	0	12-21-10

Vanguard Emerging Markets Stock Index Fund, ETF Shares (3721)
Unit value at beginning of period	$22.00	$22.40	$23.94	$20.03	$25.67	$25.00	$25.00
Unit value at end of period	$18.20	$22.00	$22.40	$23.94	$20.03	$25.67
Units outstanding at end of period	1,005	1,005	1,005	1,005	1,005	0	12-21-10

Vanguard Emerging Markets Stock Index Fund, ETF Shares — GLWB Investment Strategy 1 (3721E02)
Unit value at beginning of period	$21.46	$21.99	$23.65	$19.91	$25.67	$25.00	$25.00
Unit value at end of period	$17.64	$21.46	$21.99	$23.65	$19.91	$25.67
Units outstanding at end of period	0	0	0	0	0	0	12-21-10

Vanguard Emerging Markets Stock Index Fund, ETF Shares — GLWB Investment Strategy 2 (3721E03)
Unit value at beginning of period	$21.29	$21.86	$23.55	$19.86	$25.67	$25.00	$25.00
Unit value at end of period	$17.46	$21.29	$21.86	$23.55	$19.86	$25.67
Units outstanding at end of period	3,836	3,329	3,275	2,727	1,105	—	12-21-10

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares (3723)
Unit value at beginning of period	$29.74	$28.12	$29.23	$26.88	$25.11	$25.00	$25.00
Unit value at end of period	$29.49	$29.74	$28.12	$29.23	$26.88	$25.11
Units outstanding at end of period	591	616	647	674	703	0	12-21-10

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares — GLWB Investment Strategy 1 (3723E02)
Unit value at beginning of period	$29.01	$27.60	$28.87	$26.71	$25.10	$25.00	$25.00
Unit value at end of period	$28.59	$29.01	$27.60	$28.87	$26.71	$25.10
Units outstanding at end of period	0	0	0	0	0	0	12-21-10

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares — GLWB Investment Strategy 2 (3723E03)
Unit value at beginning of period	$28.78	$27.43	$28.75	$26.66	$25.10	$25.00	$25.00
Unit value at end of period	$28.30	$28.78	$27.43	$28.75	$26.66	$25.10
Units outstanding at end of period	1,056	1,051	1,049	961	987	0	12-21-10

Subaccount	2015	2014	2013	2012	2011	2010	Value and Inception Date
Vanguard Large-Cap Index Fund, ETF Shares (3724)
Unit value at beginning of period	$41.17	$36.96	$28.24	$24.85	$25.07	$25.00	$25.00
Unit value at end of period	$40.87	$41.17	$36.96	$28.24	$24.85	$25.07
Units outstanding at end of period	212	223	235	247	252	0	12-21-10

Vanguard Large-Cap Index Fund, ETF Shares — GLWB Investment Strategy 1 (3724E02)
Unit value at beginning of period	$40.17	$36.28	$27.89	$24.70	$25.07	$25.00	$25.00
Unit value at end of period	$39.63	$40.17	$36.28	$27.89	$24.70	$25.07
Units outstanding at end of period	0	0	0	0	0	0	12-21-10

Vanguard Large-Cap Index Fund, ETF Shares — GLWB Investment Strategy 2 (3724E03)
Unit value at beginning of period	$39.84	$36.06	$27.78	$24.64	$25.07	$25.00	$25.00
Unit value at end of period	$39.22	$39.84	$36.06	$27.78	$24.64	$25.07
Units outstanding at end of period	3,269	3,448	3,889	3,914	864	0	12-21-10

Vanguard Mega Cap Index Fund, ETF Shares (3725)
Unit value at beginning of period	$41.52	$37.28	$28.59	$25.20	$25.07	$25.00	$25.00
Unit value at end of period	$41.37	$41.52	$37.28	$28.59	$25.20	$25.07
Units outstanding at end of period	680	710	745	776	809	0	12-21-10

Vanguard Mega Cap Index Fund, ETF Shares — GLWB Investment Strategy 1 (3725E02)
Unit value at beginning of period	$40.50	$36.60	$28.23	$25.04	$25.07	$25.00	$25.00
Unit value at end of period	$40.12	$40.50	$36.60	$28.23	$25.04	$25.07
Units outstanding at end of period	0	0	0	0	0	0	12-21-10

Vanguard Mega Cap Index Fund, ETF Shares — GLWB Investment Strategy 2 (3725E03)
Unit value at beginning of period	$40.17	$36.37	$28.12	$24.99	$25.07	$25.00	$25.00
Unit value at end of period	$39.71	$40.17	$36.37	$28.12	$24.99	$25.07
Units outstanding at end of period	331	341	356	403	425	0	12-21-10

Vanguard REIT Index Fund, ETF Shares (3726)
Unit value at beginning of period	$40.49	$31.62	$31.40	$27.25	$25.54	$25.00	$25.00
Unit value at end of period	$40.75	$40.49	$31.62	$31.40	$27.25	$25.54
Units outstanding at end of period	0	0	0	0	0	0	12-21-10

Vanguard REIT Index Fund, ETF Shares — GLWB Investment Strategy 1 (3726E02)
Unit value at beginning of period	$39.51	$31.04	$31.01	$27.08	$25.54	$25.00	$25.00

Subaccount	2015	2014	2013	2012	2011	2010	Value and Inception Date
Unit value at end of period	$39.51	$39.51	$31.04	$31.01	$27.08	$25.54
Units outstanding at end of period	0	0	0	0	0	0	12-21-10

Vanguard REIT Index Fund, ETF Shares — GLWB Investment Strategy 2 (3726E03)
Unit value at beginning of period	$39.18	$30.85	$30.88	$27.02	$25.54	$25.00	$25.00
Unit value at end of period	$39.11	$39.18	$30.85	$30.88	$27.02	$25.54
Units outstanding at end of period	1,153	1,196	1,315	1,101	167	0	12-21-10

Vanguard Short-Term Bond Index Fund, ETF Shares (3729)
Unit value at beginning of period	$24.50	$24.60	$25.01	$10.00	—	—	$25.00
Unit value at end of period	$24.30	$24.50	$24.60	$25.01
Units outstanding at end of period	0	0	0	0			5-1-12

Vanguard Short-Term Bond Index Fund, ETF Shares (3729E02)
Unit value at beginning of period	$24.10	$24.35	$24.90	$10.00	—	—	$25.00
Unit value at end of period	$23.76	$24.10	$24.35	$24.90
Units outstanding at end of period	0	0	0	0			5-1-12

Vanguard Short-Term Bond Index Fund, ETF Shares (3729E03)
Unit value at beginning of period	$23.97	$24.27	$24.87	$10.00	—	—	$25.00
Unit value at end of period	$23.58	$23.97	$24.27	$24.87
Units outstanding at end of period	0	0	0	0			5-1-12

Vanguard Total Bond Market Index Fund, ETF Shares (3727)
Unit value at beginning of period	$27.13	$26.07	$27.13	$26.58	$25.07	$25.00	$25.00
Unit value at end of period	$26.80	$27.13	$26.07	$27.13	$26.58	$25.07
Units outstanding at end of period	2,485	2,603	717	717	717	0	12-21-10

Vanguard Total Bond Market Index Fund, ETF Shares — GLWB Investment Strategy 1 (3727E02)
Unit value at beginning of period	$26.47	$25.59	$26.79	$26.42	$25.07	$25.00	$25.00
Unit value at end of period	$25.99	$26.47	$25.59	$26.79	$26.42	$25.07
Units outstanding at end of period	39,085	39,404	41,522	35,986	29,650	0	12-21-10

Vanguard Total Bond Market Index Fund, ETF Shares — GLWB Investment Strategy 2 (3727E03)
Unit value at beginning of period	$26.25	$25.44	$26.68	$26.36	$25.07	$25.00	$25.00
Unit value at end of period	$25.73	$26.25	$25.44	$26.68	$26.36	$25.07

Subaccount	2015	2014	2013	2012	2011	2010	Value and Inception Date
Units outstanding at end of period	15,162	15,391	15,668	12,545	4,069	0	12-21-10

Vanguard Variable Insurance Fund Money Market Portfolio (3728)
Unit value at beginning of period	$9.35	$9.51	$9.67	$9.83	$10.00	$10.00	$10.00
Unit value at end of period	$9.21	$9.35	$9.51	$9.67	$9.83	$10.00
Units outstanding at end of period	0	0	0	0	0	0	12-21-10

Vanguard Variable Insurance Fund Money Market Portfolio — GLWB Investment Strategy 1 (3728E02)
Unit value at beginning of period	$9.13	$9.34	$9.55	$9.77	$9.99	$10.00	$10.00
Unit value at end of period	$8.93	$9.13	$9.34	$9.55	$9.77	$9.99
Units outstanding at end of period	0	0	0	0	0	0	12-21-10

Vanguard Variable Insurance Fund Money Market Portfolio — GLWB Investment Strategy 2 (3728E03)
Unit value at beginning of period	$9.05	$9.28	$9.51	$9.75	$9.99	$10.00	$10.00
Unit value at end of period	$8.83	$9.05	$9.28	$9.51	$9.75	$9.99
Units outstanding at end of period	0	0	0	0	0	0	12-21-10

Appendix B — Withdrawal Charge Examples

We allow two ways for you to request withdrawals.  In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value.  This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested.  This is the method used unless you request otherwise or unless you have elected one of the GLWB Riders.  In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.

For both methods, withdrawals are attributed to amounts in the following order:

1.              any Free Withdrawal Amount (except in the case of a surrender);

2.              premiums that are no longer subject to a withdrawal charge and have not yet been withdrawn (premiums are withdrawn from oldest to youngest);

3.              premiums subject to a withdrawal charge that have not yet been withdrawn (premiums are withdrawn from oldest to youngest);

4.              any gain, interest or other amount that is not considered a premium

Example Assumptions

Assume one premium is paid, no previous withdrawals have been taken, and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:

Premium:	$50,000
Account Value before withdrawal:	$60,000
Requested withdrawal:	$16,000
Withdrawal charge percentage applicable to the premium:	6%

Taxes are not considered in this example.

Using the First Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no premiums that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the premium subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$638.30 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage) / (1 – 6%) (one minus the withdrawal charge percentage).

Using this method, you will receive $16,000; however, the total Account Value withdrawn is:

$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).

The amount of premium still subject to a withdrawal charge is:

$39,361.70 = $50,000 (premium) - $10,638.30 (portion of withdrawal attributed to premium including the withdrawal charge).

Note, the withdrawal charge does not just apply to the premium withdrawn ($10,000 x 6%).  It also applies to the withdrawal charge itself indicated by the (1- 6%) factor in the withdrawal charge formula.

Using the Second Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no premiums that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the premium subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).

Using this method, the total Account Value withdrawn is $16,000; however, you will receive:

$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).

The amount of premium still subject to a withdrawal charge is:

$40,000 = $50,000 (premium) - $10,000 (portion of withdrawal attributed to premium including the withdrawal charge).

Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method.  For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.

This example is for illustrative purposes only and does not predict results.

Appendix C

Illustrations of Guaranteed Lifetime Withdrawal Benefit

The following examples demonstrate how the GLWB Riders work, based on the stated assumptions.  These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Individual GLWB Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as a Nonguaranteed Withdrawal, have been taken, additional premiums have been added and increases to the Withdrawal Percentage and step-ups have been applied.  It also illustrates payments for the life of the covered person even though the Account Value has been reduced to zero.  All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:

•                  The Contract Date is June 27.

•                  The Owner’s age on Contract Date is 60 years.

•                  The Initial premium was $100,000; additional premiums of $10,000 were paid in calendar years 2 and 10.

•                  A Nonguaranteed Withdrawal equal to $776 is taken in calendar year 14.

•                  Withdrawals equal to LPA are taken in calendar years 6-13, and calendar years 15+.

•                  No withdrawals are taken that would result in withdrawal charges under the contract.

•                  The RMD is not higher than the LPA in any calendar year.

•                  The Rider remains in effect during the period covered in this example.

	As of January 1 (A)					As of February 10 (B)			As of June 27 (C)				As of October 8 (D)
Calendar Year	Covered Person’s Age	Withdrawal Percentage		Benefit Base	LPA	Additional Premium		Benefit Base after Additional Premium	Hypothetical Account Value (E)		Benefit Base after Step-Up		Hypothetical Account Value (E)	Annual Withdrawal		Adjusted Non- Guaranteed Withdrawal	Benefit Base After Withdrawal
1 (F)									$100,000	(F)	$100,000	(F)	$99,625	$0		$0	$100,000
2	61	4.050	%(G)	$100,000	$4,050	$10,000	(H)	$110,000	$112,614		$112,614	(I)	$112,485	$0		$0	$112,614
3	62	4.150	%(J)	$112,614	$4,673	$0		$112,614	$116,985		$116,985		$117,755	$0		$0	$116,985
4	63	4.250	%(J)	$116,985	$4,972	$0		$116,985	$121,300		$121,300		$122,188	$0		$0	$121,300
5	64	4.350	%(J)	$121,300	$5,277	$0		$121,300	$119,745		$121,300		$120,719	$0		$0	$121,300
6	65	4.950	%(K)	$121,300	$6,004	$0		$121,300	$120,719		$121,300		$120,123	$6,004		$0	$121,300
7	66	4.950%		$121,300	$6,004	$0		$121,300	$109,554		$121,300		$110,171	$6,004		$0	$121,300
8	67	4.950%		$121,300	$6,004	$0		$121,300	$106,250		$121,300		$105,343	$6,004		$0	$121,300
9	68	4.950%		$121,300	$6,004	$0		$121,300	$99,338	(L)	$121,300		$99,982	$6,004	(L)	$0	$121,300
10	69	4.950%		$121,300	$6,004	$10,000	(L)	$121,300	$102,098	(L)	$121,300		$102,181	$6,004		$0	$121,300
11	70	4.950%		$121,300	$6,004	$0		$121,300	$97,138		$121,300		$97,727	$6,004		$0	$121,300
12	71	4.950%		$121,300	$6,004	$0		$121,300	$88,053		$121,300		$88,553	$6,004		$0	$121,300
13	72	4.950%		$121,300	$6,004	$0		$121,300	$84,200		$121,300		$83,647	$6,004		$0	$121,300

	As of January 1 (A)				As of February 10 (B)		As of June 27 (C)		As of October 8 (D)
Calendar Year	Covered Person’s Age	Withdrawal Percentage	Benefit Base	LPA	Additional Premium	Benefit Base after Additional Premium	Hypothetical Account Value (E)	Benefit Base after Step-Up	Hypothetical Account Value (E)	Annual Withdrawal		Adjusted Non- Guaranteed Withdrawal		Benefit Base After Withdrawal
14	73	4.950%	$121,300	$6,004	$0	$121,300	$78,419	$121,300	$78,981	$6,780	(M)	$1,290	(M)	$120,010	(M)
15	74	4.950%	$120,010	$5,940	$0	$120,010	$72,923	$120,010	$73,461	$5,940		$0		$120,010
16	75	4.950%	$120,010	$5,940	$0	$120,010	$70,221	$120,010	$70,531	$5,940		$0		$120,010
17	76	4.950%	$120,010	$5,940	$0	$120,010	$65,236	$120,010	$65,375	$5,940		$0		$120,010
18	77	4.950%	$120,010	$5,940	$0	$120,010	$58,246	$120,010	$58,752	$5,940		$0		$120,010
19	78	4.950%	$120,010	$5,940	$0	$120,010	$50,171	$120,010	$49,888	$5,940		$0		$120,010
20	79	4.950%	$120,010	$5,940	$0	$120,010	$45,705	$120,010	$45,702	$5,940		$0		$120,010
21	80	4.950%	$120,010	$5,940	$0	$120,010	$39,364	$120,010	$38,972	$5,940		$0		$120,010
22	81	4.950%	$120,010	$5,940	$0	$120,010	$34,022	$120,010	$34,012	$5,940		$0		$120,010
23	82	4.950%	$120,010	$5,940	$0	$120,010	$28,914	$120,010	$29,175	$5,940		$0		$120,010
24	83	4.950%	$120,010	$5,940	$0	$120,010	$22,305	$120,010	$22,391	$5,940		$0		$120,010
25	84	4.950%	$120,010	$5,940	$0	$120,010	$15,628	$120,010	$15,559	$5,940		$0		$120,010
26	85	4.950%	$120,010	$5,940	$0	$120,010	$9,330	$120,010	$9,298	$5,940		$0		$120,010
27	86	4.950%	$120,010	$5,940	$0	$120,010	$3,525	$120,010	$3,554	$5,940	(N)	$0		$120,010
28	87	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010
29	88	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010
30	89	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010
31+	90	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010

(A)        The covered person’s age for each year is as of January 1.  Also, on each January 1, the LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base.

(B)         In any year that an additional premium is added, it is assumed to be added on February 10.  For purposes of this example, we selected February 10 as the assumed date of additional premium payments.  Since premiums may be paid throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(C)         Any step-up is applied on the Contract Anniversary, which is June 27 of each year.

(D)        Any withdrawal is assumed to occur one time per year on October 8.  For purposes of this example, we selected October 8 as the assumed date of withdrawals. Since withdrawals may be made throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(E)         The hypothetical Account Value on the Contract Anniversary and on the date of the withdrawal includes deduction of all separate account charges and is before any withdrawal.

(F)          The first calendar year begins on June 27, the Contract Date.  On this day, the Benefit Base ($100,000) is set equal to the initial premium ($100,000). The Withdrawal Percentage (4.00%) is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0%) plus the First Year Deferral Percentage (0%).

Since the covered person is at least age 60 on the date the Rider is issued, the LPA is available.  It is calculated as the Withdrawal Percentage multiplied by the Benefit Base:

•                   4.0% (Withdrawal Percentage) x $100,000 (Benefit Base) = $4,000 (LPA).

Since this is the first calendar year, the LPA is multiplied by a pro rata portion of the calendar year that remains.  The pro rata factor is the number of days remaining in the calendar year divided by the total number of days in the calendar year:

•                   187 (Days remaining in calendar year) / 365 (Total days in calendar year assuming a non-leap year) x $4,000 (LPA) = $2,049 (1st Year LPA).

(G)        Since no withdrawal was taken in calendar year 1 and since the Contract Date was June 27, the First Year Deferral Percentage is determined as 0.050%.  The Withdrawal Percentage (4.050%) is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•                   4.050% (Withdrawal Percentage) x $100,000 (Benefit Base) = $4,050 (LPA).

(H)        An additional premium of $10,000 is made during calendar year 2.  Since this premium is during the first contract year, the Benefit Base is increased by the amount of the premium.

•                   $100,000 (Benefit Base) + $10,000 (additional premium amount) = $110,000 Benefit Base after the additional premium.

(I)            In calendar year 2, the Benefit Base increases to $112,614 because the hypothetical Account Value on the Contract Anniversary ($112,614) is larger than the Benefit Base ($110,000).  In calendar years 3 and 4, the Benefit Base again increases to the Account Value, because the Account Value on the Contract Anniversary is larger than the Benefit Base.  In calendar years 5 and later, the Benefit Base is always larger than the Account Value on the Contract Anniversary, and thus is not stepped up.

(J)            Since no withdrawal was taken in calendar year 2, the cumulative Deferral Percentage is increased by 0.10%.  The Withdrawal Percentage (4.150%) in calendar year 3 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.10%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•                   4.150% (Withdrawal Percentage) x $112,614 (Benefit Base) = $4,673 (LPA).

Since no withdrawal was taken in calendar year 3, the cumulative Deferral Percentage is again increased by 0.10%.  The Withdrawal Percentage (4.250%) in calendar year 4 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.20%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•                   4.250% (Withdrawal Percentage) x $116,985 (Benefit Base) = $4,972 (LPA).

Since no withdrawal was taken in calendar year 4, the cumulative Deferral Percentage is again increased by 0.10%.  The Withdrawal Percentage (4.350%) in calendar year 5 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.30%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•                   4.350% (Withdrawal Percentage) x $121,300 (Benefit Base) = $5,277 (LPA).

(K)        Since no withdrawal was taken in calendar year 5, the cumulative Deferral Percentage is again increased by 0.10%.  The Age Based Percentage has changed to 4.50% because the covered person is now 65.  The Withdrawal Percentage (4.950%) in calendar year 6 is equal to the Age Based Percentage (4.50%) plus the cumulative Deferral Percentage (0.40%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•                   4.95% (Withdrawal Percentage) x $121,300 (Benefit Base) = $6,004 (LPA).

Because there is a withdrawal during calendar year 6, the Age Based Percentage is locked at 4.50%.

(L)         An additional premium of $10,000 is made during calendar year 10.  Since this premium is paid after the first Contract Year, the premium has no impact on the Benefit Base. All premiums received are immediately applied to the Account Value.  For this example, we have used hypothetical Account Values in an effort to reflect market fluctuations between -6% and +6% annually.  In the case of this $10,000 additional premium in Contract Year 10, the premium was applied to the Account Value, but because the hypothetical Account Value also reflects market losses, the $10,000 additional premium, assumed to be made on February 10, had declined in value by the Contract Anniversary on June 27. The evolution of the hypothetical Account Value can be seen by tracking the Account Value from June 27 of year 9 to year 10.  The Account Value goes from $99,338 to $102,098 throughout the year, an increase of $2,760.  During that Contract Year, there is a $6,004 withdrawal taken on October 8 and a $10,000 premium applied the following February 10; the premium is $3,996 larger than the withdrawal.  That means the market experience resulted in a downward movement of $1,236 ($3,996 - $2,760) throughout the year.

•           $99,338        Account Value on June 27 of year 9

•        -   $6,004         Withdrawal on October 8

•        +$10,000         Premium on February 10

•        -   $1,236         Market experience

•        = $102,098      Account Value on June 27 of year 10

(M)      In calendar year 14, a Nonguaranteed Withdrawal in the amount of $776 ($6,780 amount withdrawn - $6,004 LPA) is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of the Benefit Base to the Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  For this calculation, the Account Value before the Nonguaranteed Withdrawal is $72,977, equal to the Account Value before any withdrawal ($78,981) minus the LPA ($6,004).It is calculated as follows:

•                   $776 (Nonguaranteed Withdrawal amount) x the greater of 1.0 and 1.6622 ($121,300 Benefit Base divided by $72,977 Account Value) = $1,290 (Adjusted Nonguaranteed Withdrawal amount).

The Benefit Base is reduced by the Adjusted Nonguaranteed Withdrawal amount:

•                   $121,300 (Benefit Base) - $1,290 (Adjusted Nonguaranteed Withdrawal amount) = $120,010 Benefit Base after the Nonguaranteed Withdrawal.

(N)        In calendar year 27, the Account Value is reduced to zero after the withdrawal; however, the Benefit Base is greater than zero.  Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

Example #2

This example illustrates the Spousal GLWB Rider where withdrawals equal to the LPA as well as Nonguaranteed Withdrawals have been taken and increases to the Withdrawal Percentage have been applied.  It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal.  All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:

•                  The Contract Date is August 8.

•                  The covered persons’ ages on Contract Date are: owner is 60 and spouse is 57.

•                  The Initial premium is $100,000; no additional premiums are paid.

•                  Withdrawals equal to LPA are taken in calendar years 4-13.

•                  A Nonguaranteed Withdrawal equal to $10,000 in calendar year 3.

•                  Full Account Value is withdrawn in calendar year 14.

•                  No withdrawals are taken that would result in withdrawal charges under the contract.

•                  The RMD is not higher than the LPA in any calendar year.

•                  The Rider remains in effect during the period covered in this example.

	As of January 1 (A)							As of August 8 (B)				As of October 8 (C)
Calendar	Covered Persons’ Ages		Withdrawal		Benefit			Hypothetical Account		Benefit Base after		Hypothetical Account	Annual		Adjusted Nonguaranteed		Benefit Base After
Year	Owner	Spouse	Percentage		Base	LPA		Value (D)		Step-Up		Value (D)	Withdrawal		Withdrawal		Withdrawal
1 (E)								$100,000	(E)	$100,000	(E)	$99,625	$0		$0		$100,000
2	61	58	N/A		$100,000	N/A		$103,610		$103,610	(F)	$103,492	$0		$0		$103,610
3	62	59	N/A		$103,610	N/A		$106,597		$106,597		$107,299	$10,000	(G)	$10,000	(G)	$96,597	(G)
4	63	60	4.125	% (H)	$96,597	$3,586	(H)	$95,353		$96,597		$96,051	$3,586		$0		$96,597
5	64	61	4.125%		$96,597	$3,586		$90,616		$96,597		$91,354	$3,586		$0		$96,597
6	65	62	4.125%		$96,597	$3,586		$87,767		$96,597		$87,334	$3,586		$0		$96,597
7	66	63	4.125%		$96,597	$3,586		$80,398		$96,597		$80,850	$3,586		$0		$96,597
8	67	64	4.125%		$96,597	$3,586		$78,809		$96,597		$78,137	$3,586		$0		$96,597
9	68	65	4.125%		$96,597	$3,586		$74,550		$96,597		$75,033	$3,586		$0		$96,597
10	69	66	4.125%		$96,597	$3,586		$70,018		$96,597		$70,075	$3,586		$0		$96,597
11	70	67	4.125%		$96,597	$3,586		$67,154		$96,597		$67,561	$3,586		$0		$96,597
12	71	68	4.125%		$96,597	$3,586		$61,415		$96,597		$61,764	$3,586		$0		$96,597
13	72	69	4.125%		$96,597	$3,586		$59,341		$96,597		$58,952	$3,586		$0		$96,597
14	73	70	4.125%		$96,597	$3,586		$55,919		$96,597		$56,320	$56,320	(I)	N/A		$0
15	74	71	N/A		$0	$0		$0		$0		$0	$0		$0		$0

(A)        The covered persons’ ages for each year are as of January 1.  Also, each January 1 on or after the LPA Eligibility Date, the LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base.

(B)         Any applicable step-up is applied on the Contract Anniversary, which is August 8 of each year.

(C)         Any applicable withdrawal is assumed to occur one time per year on October 8.  For purposes of this example, we selected October 8 as the assumed date of withdrawals.  Since withdrawals may be made throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1t, which are the two key dates in the GLWB Rider calculations.

(D)        The hypothetical Account Value on the Contract Anniversary and on the date of the withdrawal includes deduction of all separate account charges and is before any withdrawal.

(E)         The first calendar year begins on August 8, the Contract Date.  On this day, the Benefit Base ($100,000) is set equal to the initial premium ($100,000).  Since the LPA is not available until the LPA Eligibility Date, the Withdrawal Percentage and the LPA are not applicable.

(F)          In calendar year 2, the Benefit Base increases to $103,610 because the hypothetical Account Value on the Contract Anniversary ($103,610) is larger than the Benefit Base ($100,000).  In calendar year 3, the Benefit Base again increases to the Account Value, because the Account Value on the Contract Anniversary is larger than the Benefit Base.  In calendar years 4 and later, the Benefit Base is always larger than the Account Value on the Contract Anniversary, and thus is not stepped up.

(G)        In calendar year 3, a Nonguaranteed Withdrawal in the amount of $10,000 is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 or the ratio of the Benefit Base to the Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                   $10,000 (Nonguaranteed Withdrawal amount) x the greater of 1.0 and 0.9935 ($106,597 Benefit Base divided by $107,299 Account Value) = $10,000 (Adjusted Nonguaranteed Withdrawal amount).

The Benefit Base is reduced by the Adjusted Nonguaranteed Withdrawal amount:

•                   $106,597 (Benefit Base) - $10,000 (Adjusted Nonguaranteed Withdrawal amount) =$96,597 Benefit Base after the Nonguaranteed Withdrawal.

(H)        January 1 of calendar year 4 is the LPA Eligibility Date; thus, the LPA is now available.  Since no withdrawal was taken in calendar year 1 and since the Contract Date was August 8, the First Year Deferral Percentage is 0.025%.  Since no withdrawal was taken in calendar year 2, the cumulative Deferral Percentage is 0.10%.  The Age Based Percentage (4.00%) is based on the age of the younger covered person.  The Withdrawal Percentage (4.125%) is equal to the Age Based Percentage (4.00%) plus the Cumulative Deferral Percentage (0.10%) plus the First Year Deferral Percentage (0.025%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base multiplied by the Spousal Factor:

•                   4.125% (Withdrawal Percentage) x $96,597 (Benefit Base) x 90% (Spousal Factor) = $3,586 (LPA).

Because there is a withdrawal during calendar year 4, the Age Based Percentage is locked at 4.0%.

(I)            A Nonguaranteed Withdrawal reduces the Account Value to zero in calendar year 14 and the Rider and annuity contract terminate.

THIS PAGE INTENTIONALLY LEFT BLANK.

To request a copy of the Statement of Additional Information for the National Integrity VAROOM variable annuity dated May 1, 2016, remove this page and mail it to us at the Administrative Office listed in the Glossary.

Name:	Address:

Phone:

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2016

VAROOM and VAROOM® II Deferred Flexible Premium Variable Annuities

Issued By National Integrity Life Insurance Company

Through Separate Account I of National Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus.  It should be read in conjunction with the applicable variable annuity prospectus dated May 1, 2016.

A copy of the prospectuses to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company, PO Box 5720 Cincinnati, Ohio 45201-5720, or by calling 1-800-433-1778.

General Information and History

National Integrity Life Insurance Company (National Integrity) is a New York life insurance company organized on November 22, 1968.  The administrative office is located at 400 Broadway, Cincinnati, Ohio 45202.  National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company (Integrity), an Ohio life insurance company, which is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888.  WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration

National Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts).  National Integrity has entered into Service Agreements with Integrity and WSLIC to provide certain services, including administrative services for the Separate Account and the Contracts.  Compensation for these services, which is paid by National Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian

Mid Atlantic Trust Company (MATC), 330 South Poplar, Suite 103, Pierre, SD 57501, is the custodian for the exchange-traded funds (ETFs) held by the Subaccounts.  MATC provides certain services to the Separate Account, including custody of and accounting services for the ETFs owned by the Separate Account.  MATC also facilitates execution of the purchase and sale of the ETFs through broker-dealers.

Underwriter

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of National Integrity, is the principal underwriter of the Contracts.  Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA).  The Contracts are offered through Touchstone Securities on a continuous basis.  The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, for all variable annuity contracts issued by National Integrity was $ 3,492,143 in 2015, $3,847,204 in 2014, and $4,045,138 in 2013.  Touchstone Securities did not retain distribution allowances during these years.

Sales

The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our variable annuity contracts in the form of commissions and other incentives.  We may make payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could create a conflict of interest between the firm or representative and the customer.  These payments could provide incentive to a firm or representative to recommend a Contract that is not in a customer’s best interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity National Integrity during the last calendar year.

Bancwest Investment Services, Inc.	Frost Brokerage Services, Inc.
BB&T Investment Services, Inc.	Hancock Investment Services, Inc.
BOSC, Inc.	LPL Financial Corporation
Cetera Investment Services LLC	M&T Securities, Inc.
CUSO Financial Services, L.P.	US Bancorp Investments, Inc.
Fifth Third Securities, Inc.

Performance Data and Illustrations

We may provide performance information and illustrations using performance information.  Performance information may be based on historical returns of the subaccounts.  At any time in the future, performance will likely be higher or lower than in the past.  Historical performance does not predict future results.

Performance Data

In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the subaccounts. The money market option may also from time to time include the yield and effective yield of its units.  Performance information is computed separately for each subaccount in accordance with the formulas described below.

Total return reflects all aspects of the return of a subaccount, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis.  Performance represents annualized percentage change in net assets of a subaccount, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown.  Premium taxes, if applicable, are not reflected.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the subaccount over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

Investors should realize that a subaccount’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a subaccount during any portion of the period shown.  Average annual returns are calculated using this formula:

2

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the subaccount inception date, which represents the date the subaccount was available in the Contract.  Standardized returns reflect the deduction of all Contract expenses, including underlying fund expenses, the annual separate account charges and the withdrawal charge.  The cost of the optional guaranteed lifetime withdrawal benefit rider is not included.  If the cost of the rider were included, the returns would be lower.

Non-standardized returns are calculated from the fund inception date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract.  Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include Contract expenses.  Two sets of non-standardized returns may be presented, each reflecting the deduction of underlying fund expenses and the annual separate account charge.  One set also reflects the withdrawal charge. The cost of the guaranteed lifetime withdrawal benefit rider is not included.  If the cost of the rider were included, the returns would be lower.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the subaccount over a stated period of time.  In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year.  The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a subaccount over a stated period of time, not taking into account capital gains or losses, or any withdrawal charge.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option.  Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations

National Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations.  The illustrations may include contract values and returns for some or all of the subaccounts.  Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple subaccounts using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

3

Distributions from Tax-Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions.  Owners of traditional and SEP IRAs must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches age 70½.  If you do not take mandatory distributions, you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.  There are no mandatory distributions from Roth IRAs during the owner’s lifetime.  After death, distribution rules apply to traditional and Roth IRAs.

We are not permitted to make distributions from a Contract unless a request has been made.  It is therefore your responsibility to comply with the minimum distribution rules.  You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice.  The rules governing the provisions of plans are extremely complex and often difficult to comprehend.  If you do not fully comply with all rules, which are subject to change, you may suffer adverse tax consequences.  You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I of National Integrity Life Insurance Company as of December 31, 2015, and for the periods indicated in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon.  These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

The statutory-basis financial statements of National Integrity Life Insurance Company as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent auditors, as set forth in their reports included thereon.  These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

You should distinguish the statutory-basis financial statements of National Integrity from the financial statements of the Separate Account and consider the National Integrity statutory-basis financial statements only as they relate to the ability of National Integrity to meet its obligations under the Contracts. You should consider the statutory-basis financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under its guarantee to National Integrity policyholders dated March 3, 2000. You should not consider the National Integrity or WSLIC statutory-basis financial statements as relating to the investment performance of the assets held in the Separate Account.

4

FINANCIAL STATEMENTS

Separate Account I of National Integrity Life Insurance Company
Year Ended December 31, 2015
With Report of Independent Registered
Public Accounting Firm

Separate Account I

of

National Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2015

Report of Independent Registered Public Accounting Firm

The Contract Owners of Separate Account I of National Integrity Life Insurance Company and

The Board of Directors of National Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Separate Account I of National Integrity Life Insurance Company (the “Separate Account”) (comprising the subaccounts included in these financial statements) as of December 31, 2015, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian, fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Separate Account I of National Integrity Life Insurance Company at December 31, 2015, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 28, 2016

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$347,065	$1	$347,066	$13.56	25,601
Touchstone Aggressive ETF (AnnuiChoice ®)	391,590	(2)	391,588	16.66	23,507
Touchstone Aggressive ETF (AnnuiChoice II)	560,035	(4)	560,031	19.83	28,242
Touchstone Aggressive ETF (GrandMaster flex3)	1,104,745	1	1,104,746	15.66	70,552
Touchstone Aggressive ETF (Grandmaster)	285,211	—	285,211	16.02	17,808
Touchstone Aggressive ETF (IQ Annuity)	836,475	(1)	836,474	15.84	52,821
Touchstone Aggressive ETF (Pinnacle)	680,954	1	680,955	16.02	42,518
Touchstone Aggressive ETF (Pinnacle IV)	929,515	(1)	929,514	15.84	58,695
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	87,146	1	87,147	14.61	5,965
Touchstone Aggressive ETF (Pinnacle Plus)	258,278	(1)	258,277	15.45	16,719
Touchstone Aggressive ETF (Pinnacle V)	860,048	(2)	860,046	19.30	44,563
Touchstone Conservative ETF (AdvantEdge)	117,231	—	117,231	12.45	9,419
Touchstone Conservative ETF (AnnuiChoice II)	346,743	2	346,745	14.41	24,060
Touchstone Conservative ETF (AnnuiChoice)	11,023	(2)	11,021	14.89	740
Touchstone Conservative ETF (GrandMaster flex3)	738,554	(236)	738,318	13.99	52,777
Touchstone Conservative ETF (Grandmaster)	184,338	3	184,341	14.31	12,879
Touchstone Conservative ETF (IQ Annuity)	1,265,625	2	1,265,627	14.15	89,429
Touchstone Conservative ETF (Pinnacle)	424,990	(1)	424,989	14.31	29,693
Touchstone Conservative ETF (Pinnacle IV)	1,201,448	—	1,201,448	14.15	84,892
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	311,684	—	311,684	11.99	26,005
Touchstone Conservative ETF (Pinnacle Plus)	739,705	2	739,707	13.81	53,581
Touchstone Conservative ETF Fund (Pinnacle V)	3,128,775	1	3,128,776	14.03	223,067
Touchstone Active Bond (AdvantEdge)	220,335	1	220,336	12.08	18,238
Touchstone Active Bond (AnnuiChoice II)	92,424	—	92,424	13.21	6,996
Touchstone Active Bond (AnnuiChoice)	217,842	—	217,842	15.46	14,092
Touchstone Active Bond (GrandMaster flex3)	172,816	—	172,816	13.88	12,447
Touchstone Active Bond (Grandmaster)	31,006	1	31,007	13.51	2,294
Touchstone Active Bond (IQ Annuity)	121,071	—	121,071	14.47	8,366
Touchstone Active Bond (Pinnacle)	354,494	(1)	354,493	14.33	24,734
Touchstone Active Bond (Pinnacle IV)	1,163,659	(1)	1,163,658	14.14	82,321
Touchstone Active Bond (Pinnacle Plus Reduced M&E)	180,572	1	180,573	10.63	16,980
Touchstone Active Bond (Pinnacle Plus)	232,302	1	232,303	12.86	18,067
Touchstone Active Bond (PinnacleV)	1,401,865	—	1,401,865	12.46	112,549
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	163,560	(1)	163,559	19.04	8,591
Touchstone GMAB Aggressive ETF (Pinnacle IV)	365,788	—	365,788	18.65	19,609
Touchstone GMAB Aggressive ETF (Pinnacle V)	202,261	2	202,263	18.53	10,917
Touchstone GMAB Conservative ETF (Pinnacle IV)	96,530	(1)	96,529	13.56	7,121
Touchstone GMAB Conservative ETF (Pinnacle V)	279,608	(1)	279,607	13.46	20,767
Touchstone GMAB Moderate ETF (Pinnacle IV)	898,827	1	898,828	16.32	55,061
Touchstone GMAB Moderate ETF(Pinnacle V)	899,286	(2)	899,284	16.21	55,467
Touchstone Large Cap Core Equity (AdvantEdge)	145,662	(1)	145,661	14.47	10,065
Touchstone Large Cap Core Equity (AnnuiChoice II)	223,393	(1)	223,392	15.73	14,206
Touchstone Large Cap Core Equity (AnnuiChoice)	29,910	(1)	29,909	18.04	1,658
Touchstone Large Cap Core Equity (GrandMaster flex3)	36,637	1	36,638	18.34	1,997
Touchstone Large Cap Core Equity (Grandmaster)	73,991	(1)	73,990	17.81	4,155
Touchstone Large Cap Core Equity (IQ Annuity)	404,240	—	404,240	17.49	23,113
Touchstone Large Cap Core Equity (Pinnacle)	1,319,182	2	1,319,184	18.56	71,078
Touchstone Large Cap Core Equity (Pinnacle IV)	494,238	—	494,238	18.30	27,000
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	51,031	—	51,031	18.74	2,723
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	132,560	—	132,560	16.59	7,990
Touchstone Large Cap Core Equity (Pinnacle Plus)	120,422	(1)	120,421	18.69	6,443
Touchstone Large Cap Core Equity (PinnacleV)	727,189	2	727,191	12.63	57,569
Touchstone Focused (AdvantEdge)	611,558	(2)	611,556	16.05	38,102
Touchstone Focused (AnnuiChoice II)	1,196,758	(3)	1,196,755	18.81	63,621
Touchstone Focused (AnnuiChoice)	492,815	—	492,815	30.21	16,315
Touchstone Focused (GrandMaster flex3)	1,065,069	(2)	1,065,067	28.30	37,641
Touchstone Focused (Grandmaster)	1,640,651	(1)	1,640,650	23.90	68,650
Touchstone Focused (IQ Annuity)	2,589,692	2	2,589,694	30.32	85,401
Touchstone Focused (Pinnacle)	4,177,227	1	4,177,228	27.42	152,362
Touchstone Focused (Pinnacle IV)	4,470,770	(4)	4,470,766	27.04	165,340
Touchstone Focused (Pinnacle II Reduced M&E)	81,751	1	81,752	27.69	2,953
Touchstone Focused (Pinnacle Plus Reduced M&E)	801,773	(3)	801,770	16.91	47,427
Touchstone Focused (Pinnacle Plus)	4,577,629	2	4,577,631	27.36	167,332

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone Focused (PinnacleV)	$2,981,190	$(6)	$2,981,184	$15.14	196,861
Touchstone Moderate ETF (AdvantEdge)	1,061,084	1	1,061,085	13.28	79,923
Touchstone Moderate ETF (AnnuiChoice II)	824,674	—	824,674	13.51	61,048
Touchstone Moderate ETF (AnnuiChoice)	229,063	(1)	229,062	16.13	14,201
Touchstone Moderate ETF (GrandMaster flex3)	680,188	—	680,188	15.16	44,862
Touchstone Moderate ETF (Grandmaster)	135,961	(2)	135,959	15.51	8,767
Touchstone Moderate ETF (IQ Annuity)	1,290,711	2	1,290,713	15.33	84,176
Touchstone Moderate ETF (Pinnacle)	442,691	2	442,693	15.51	28,547
Touchstone Moderate ETF (Pinnacle IV)	1,651,356	(1)	1,651,355	15.33	107,693
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	614,545	(2)	614,543	13.47	45,624
Touchstone Moderate ETF (Pinnacle Plus)	871,246	(1)	871,245	14.96	58,247
Touchstone Moderate ETF (Pinnacle V)	1,851,049	2	1,851,051	13.09	141,364
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	996,952	4	996,956	14.69	67,861
Fidelity VIP Balanced (Grandmaster)	1,229,536	—	1,229,536	23.93	51,386
Fidelity VIP Overseas (Pinnacle)	92,419	(2)	92,417	9.50	9,733
Fidelity VIP Overseas (Pinnacle IV)	154,084	—	154,084	9.41	16,371
Fidelity VIP Equity-Income (Grandmaster)	7,228,196	(1)	7,228,195	74.83	96,592
Fidelity VIP Equity-Income (Pinnacle)	1,039,390	—	1,039,390	21.21	49,002
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	13,614	3	13,617	21.42	636
Fidelity VIP Growth (Grandmaster)	4,399,925	(2)	4,399,923	105.13	41,852
Fidelity VIP High Income (Grandmaster)	1,552,799	1	1,552,800	23.99	64,732
Fidelity VIP II Asset Manager (Grandmaster)	3,372,538	1	3,372,539	48.68	69,283
Fidelity VIP II Contrafund (Grandmaster)	9,604,224	1	9,604,225	64.09	149,867
Fidelity VIP II Contrafund (Pinnacle)	4,591,862	2	4,591,864	32.55	141,052
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	37,031	(1)	37,030	32.87	1,126
Fidelity VIP II Index 500 (Grandmaster)	3,200,173	—	3,200,173	51.33	62,348
Fidelity VIP II Index 500 (IQ3)	26,975	1	26,976	51.33	526
Fidelity VIP II Index 500 (Pinnacle)	1,883,558	1	1,883,559	14.61	128,895
Fidelity VIP II Index 500 (Pinnacle IV)	20,054	—	20,054	14.49	1,384
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	22,460	1	22,461	14.76	1,522
Fidelity VIP II Investment Grade Bond (Pinnacle)	708,444	(3)	708,441	12.92	54,823
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	703,170	1	703,171	12.81	54,895
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	6,965	(2)	6,963	13.33	523
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	18,585	—	18,585	12.70	1,464
Fidelity VIP II Investment Grade Bond (Grandmaster)	1,000,812	2	1,000,814	34.47	29,033
Fidelity VIP II Investment Grade Bond (IQ Annuity)	36,464	1	36,465	12.81	2,847
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	68,133	(2)	68,131	10.91	6,244
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	3,880	—	3,880	12.56	309
Fidelity VIP Overseas (AnnuiChoice)	1,678	(3)	1,675	9.79	171
Fidelity VIP Overseas (Grandmaster flex3)	31,270	1	31,271	9.33	3,352
Fidelity VIP Overseas (Grandmaster)	1,347,664	—	1,347,664	37.27	36,156
Fidelity VIP Overseas (IQ Annuity)	18,192	(3)	18,189	9.41	1,933
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	62,258	2	62,260	12.17	5,115
Fidelity VIP Overseas (Pinnacle Plus)	4,446	—	4,446	9.23	482
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle)	393,855	3	393,858	15.37	25,619
Fidelity VIP III Mid Cap (Grandmaster)	1,500,956	(2)	1,500,954	51.10	29,372
Fidelity VIP III Mid Cap (Pinnacle)	2,050,803	(2)	2,050,801	52.47	39,086
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)	3,748	(1)	3,747	52.99	71
Fidelity VIP Government Money Market IC (Pinacle)	926,543	1	926,544	9.91	93,507
Fidelity VIP Government Money Market IC (Pinacle II)	18,334	1	18,335	9.93	1,847
Fidelity VIP Government Money Market IC (Pinacle IV)	1,197,906	(1)	1,197,905	9.90	120,978
Fidelity VIP Government Money Market IC (Pinacle V)	737,289	(1)	737,288	9.89	74,512
Fidelity VIP Government Money Market IC (Pinnacle Plus)	193,592	—	193,592	9.89	19,581
Fidelity VIP Government Money Market IC (Pinnacle Plus)	192,677	(1)	192,676	9.92	19,418
Fidelity VIP Government Money Market IC (GrandMaster)	1,708,543	226	1,708,769	9.91	172,427
Fidelity VIP Government Money Market IC (GrandMaster flex3)	1,424,480	7	1,424,487	9.89	143,960
Fidelity VIP Government Money Market IC (AdvantEdge)	1,161,053	(1)	1,161,052	9.89	117,379
Fidelity VIP Government Money Market IC (AnnuiChoice)	203,650	(1)	203,649	9.93	20,502
Fidelity VIP Government Money Market IC (AnnuiChoice 2)	200,776	—	200,776	9.92	20,234
Fidelity VIP Government Money Market IC (IQ3)	6,160,991	2	6,160,993	9.90	622,205
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	100,738	(3)	100,735	16.00	6,294
Fidelity VIP Asset Manager (AdvantEdge)	97,111	(1)	97,110	12.61	7,703
Fidelity VIP Asset Manager (AnnuiChoice II)	170,454	2	170,456	15.02	11,348
Fidelity VIP Asset Manager (AnnuiChoice)	60,731	—	60,731	17.62	3,446
Fidelity VIP Asset Manager (GrandMaster flex3)	13,257	—	13,257	15.46	857
Fidelity VIP Asset Manager (Pinnacle)	30,078	1	30,079	15.83	1,900

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (Pinnacle IV)	$230,872	$1	$230,873	$15.64	14,758
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	31,982	(1)	31,981	12.87	2,484
Fidelity VIP Asset Manager (Pinnacle Plus)	48,568	—	48,568	15.94	3,047
Fidelity VIP Asset Manager (Pinnacle V)	256,404	(1)	256,403	13.05	19,646
Fidelity VIP Balanced (AdvantEdge)	504,038	2	504,040	14.49	34,783
Fidelity VIP Balanced (AnnuiChoice II)	923,605	1	923,606	16.17	57,132
Fidelity VIP Balanced (AnnuiChoice)	275,783	1	275,784	19.77	13,947
Fidelity VIP Balanced (GrandMaster flex3)	113,344	(4)	113,340	19.42	5,835
Fidelity VIP Balanced (Grandmaster)	431,641	(2)	431,639	18.05	23,919
Fidelity VIP Balanced (IQ3)	184,470	—	184,470	17.41	10,593
Fidelity VIP Balanced (Pinnacle)	318,129	(1)	318,128	18.05	17,629
Fidelity VIP Balanced (Pinnacle IV)	982,140	3	982,143	19.68	49,916
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	233,136	1	233,137	14.62	15,944
Fidelity VIP Balanced (Pinnacle Plus)	247,937	4	247,941	17.85	13,887
Fidelity VIP Balanced (Pinnacle V)	1,361,095	1	1,361,096	13.67	99,541
Fidelity VIP Contrafund (AdvantEdge)	1,567,211	3	1,567,214	14.67	106,824
Fidelity VIP Contrafund (AnnuiChoice II)	1,107,599	1	1,107,600	17.05	64,951
Fidelity VIP Contrafund (AnnuiChoice)	876,238	2	876,240	26.52	33,035
Fidelity VIP Contrafund (GrandMaster flex3)	862,270	—	862,270	24.54	35,139
Fidelity VIP Contrafund (IQ Advisor Standard)	12,836	1	12,837	24.20	530
Fidelity VIP Contrafund (IQ3)	1,524,599	1	1,524,600	22.42	68,012
Fidelity VIP Contrafund (Pinnacle IV)	3,932,593	2	3,932,595	25.68	153,157
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	719,703	1	719,704	16.88	42,647
Fidelity VIP Contrafund (Pinnacle Plus)	5,517,466	2	5,517,468	24.33	226,805
Fidelity VIP Contrafund (Pinnacle V)	7,468,210	2	7,468,212	14.31	521,773
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	88,832	(2)	88,830	13.68	6,492
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	33,693	1	33,694	13.86	2,430
Fidelity VIP Disciplined Small Cap (GrandMaster)	12,487	—	12,487	13.44	929
Fidelity VIP Disciplined Small Cap (IQ Annuity)	72,679	—	72,679	13.33	5,454
Fidelity VIP Disciplined Small Cap (Pinnacle)	106,949	1	106,950	13.44	7,955
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	72,494	2	72,496	13.33	5,440
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E)	4,608	—	4,608	17.28	267
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	74,348	(4)	74,344	13.07	5,688
Fidelity VIP Disciplined Small Cap (Pinnacle V)	120,103	(1)	120,102	13.30	9,032
Fidelity VIP Equity-Income (AnnuiChoice II)	443,985	(2)	443,983	13.39	33,162
Fidelity VIP Equity-Income (AdvantEdge)	155,428	(4)	155,424	12.67	12,269
Fidelity VIP Equity-Income (AnnuiChoice)	249,700	—	249,700	17.66	14,137
Fidelity VIP Equity-Income (GrandMaster flex3)	136,111	—	136,111	17.41	7,818
Fidelity VIP Equity-Income (IQ3)	383,936	1	383,937	15.67	24,503
Fidelity VIP Equity-Income (Pinnacle IV)	712,718	(2)	712,716	17.49	40,756
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	371,011	(2)	371,009	16.02	23,165
Fidelity VIP Equity-Income (Pinnacle Plus)	425,544	—	425,544	17.68	24,067
Fidelity VIP Equity-Income (Pinnacle V)	1,134,728	(2)	1,134,726	10.79	105,178
Fidelity VIP Freedom 2010 (Advantedge)	2,806	3	2,809	12.49	225
Fidelity VIP Freedom 2010 (AnnuiChoice II)	93,107	—	93,107	12.72	7,322
Fidelity VIP Freedom 2010 (GrandMaster flex3)	7,678	(1)	7,677	12.28	625
Fidelity VIP Freedom 2010 (GrandMaster)	11,880	1	11,881	12.49	951
Fidelity VIP Freedom 2010 (Pinnacle)	97,820	(2)	97,818	12.49	7,830
Fidelity VIP Freedom 2010 (Pinnacle IV)	202,653	(1)	202,652	12.38	16,364
Fidelity VIP Freedom 2010 (Pinnacle Plus)	4,939	2	4,941	12.15	407
Fidelity VIP Freedom 2010 (Pinnacle V)	611,599	(1)	611,598	12.19	50,190
Fidelity VIP Freedom 2015 (AdvantEdge)	123,008	—	123,008	12.51	9,829
Fidelity VIP Freedom 2015 (AnnuiChoice II)	8,528	1	8,529	12.66	674
Fidelity VIP Freedom 2015 (GrandMaster flex3)	7,701	(1)	7,700	12.22	630
Fidelity VIP Freedom 2015 (Pinnacle IV)	36,644	(1)	36,643	12.33	2,972
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E)	17,663	(1)	17,662	12.83	1,377
Fidelity VIP Freedom 2015 (Pinnacle Plus)	49,996	(4)	49,992	12.09	4,134
Fidelity VIP Freedom 2015 (Pinnacle V)	609,516	1	609,517	12.12	50,309
Fidelity VIP Freedom 2020 (AdvantEdge)	450	(2)	448	12.42	36
Fidelity VIP Freedom 2020 (AnnuiChoice II)	21,662	—	21,662	12.43	1,742
Fidelity VIP Freedom 2020 (GrandMaster)	10,399	1	10,400	12.22	851
Fidelity VIP Freedom 2020 (Pinnacle IV)	3,364	(13)	3,351	12.11	278
Fidelity VIP Freedom 2020 (Pinnacle V)	345,947	(2)	345,945	11.87	29,135
Fidelity VIP Freedom 2025 (Advantedge)	450	1	451	12.93	35
Fidelity VIP Freedom 2025 (Pinnacle IV)	7,708	(1)	7,707	12.56	613
Fidelity VIP Freedom 2025 (Pinnacle V)	495,736	(1)	495,735	12.31	40,268
Fidelity VIP Freedom 2030 (AnnuiChoice II)	8,875	(1)	8,874	12.48	711
Fidelity VIP Freedom 2030 (Pinnacle IV)	3,062	4	3,066	12.15	252

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2030 (Pinnacle Plus)	$957,635	$7	$957,642	$11.92	80,347
Fidelity VIP Freedom 2030 (Pinnacle V)	170,375	1	170,376	11.89	14,335
Fidelity VIP Growth (AnnuiChoice II)	621,655	1	621,656	18.55	33,504
Fidelity VIP Growth (GrandMaster)	610,138	—	610,138	16.19	37,680
Fidelity VIP Growth (AdvantEdge)	86,107	(4)	86,103	15.03	5,728
Fidelity VIP Growth (AnnuiChoice)	92,154	1	92,155	18.19	5,067
Fidelity VIP Growth (GrandMaster flex3)	68,616	(3)	68,613	20.27	3,385
Fidelity VIP Growth (IQ3)	136,084	—	136,084	13.46	10,114
Fidelity VIP Growth (Pinnacle)	180,004	(1)	180,003	16.19	11,116
Fidelity VIP Growth (Pinnacle IV)	508,347	(2)	508,345	18.34	27,722
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	10,501	—	10,501	18.88	556
Fidelity VIP Growth (Pinnacle Plus)	307,545	—	307,545	20.38	15,088
Fidelity VIP Growth (Pinnacle V)	447,736	—	447,736	15.73	28,465
Fidelity VIP High Income (AdvantEdge)	42,816	1	42,817	13.42	3,190
Fidelity VIP High Income (AnnuiChoice II)	118,444	(1)	118,443	14.35	8,252
Fidelity VIP High Income (AnnuiChoice)	194,901	(1)	194,900	20.57	9,475
Fidelity VIP High Income (GrandMaster flex3)	44,241	—	44,241	17.94	2,466
Fidelity VIP High Income (IQ3)	229,644	3	229,647	16.16	14,212
Fidelity VIP High Income (Pinnacle)	24,686	1	24,687	15.95	1,547
Fidelity VIP High Income (Pinnacle IV)	203,132	(1)	203,131	18.17	11,179
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	36,553	1	36,554	11.49	3,181
Fidelity VIP High Income (Pinnacle Plus)	113,701	(2)	113,699	16.46	6,909
Fidelity VIP High Income (Pinnacle V)	325,022	1	325,023	12.71	25,570
Fidelity VIP II Index 500 (Pinnacle)	611,649	(3)	611,646	14.30	42,774
Fidelity VIP II Index 500 (Pinnacle IV)	2,624,321	(2)	2,624,319	14.17	185,147
Fidelity VIP II Index 500 (Pinnacle V)	6,416,579	(1)	6,416,578	13.78	465,636
Fidelity VIP Index 500 (AdvantEdge)	908,104	—	908,104	15.44	58,823
Fidelity VIP Index 500 (AnnuiChoice II)	2,334,257	2	2,334,259	14.55	160,394
Fidelity VIP Index 500 (AnnuiChoice)	464,975	(1)	464,974	18.55	25,061
Fidelity VIP Index 500 (Grandmaster flex3)	361,995	2	361,997	14.05	25,765
Fidelity VIP Index 500 (Grandmaster)	2,496,169	(1)	2,496,168	14.30	174,563
Fidelity VIP Index 500 (IQ3)	613,719	3	613,722	15.93	38,515
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	601,700	—	601,700	17.86	33,694
Fidelity VIP Index 500 (Pinnacle Plus)	768,503	(3)	768,500	20.48	37,520
Fidelity VIP Investment Grade Bond (AdvantEdge)	743,246	1	743,247	12.23	60,771
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	1,052,115	(1)	1,052,114	13.24	79,477
Fidelity VIP Investment Grade Bond (AnnuiChoice)	156,155	1	156,156	16.45	9,490
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	61,710	(2)	61,708	13.33	4,629
Fidelity VIP Investment Grade Bond (GrandMaster)	425,946	2	425,948	12.64	33,690
Fidelity VIP Investment Grade Bond (IQ3)	278,849	1	278,850	15.68	17,784
Fidelity VIP Investment Grade Bond (Pinnacle)	138,081	(2)	138,079	13.65	10,115
Fidelity VIP Investment Grade Bond (Pinnacle IV)	601,324	(2)	601,322	13.49	44,574
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	16,721	(1)	16,720	13.79	1,213
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	80,627	(1)	80,626	10.77	7,488
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	4,442,331	(1)	4,442,330	13.08	339,622
Fidelity VIP Investment Grade Bond (Pinnacle V)	8,164,933	(1)	8,164,932	12.46	655,052
Fidelity VIP Mid Cap (AdvantEdge)	632,104	2	632,106	14.87	42,504
Fidelity VIP Mid Cap (AnnuiChoice II)	770,051	—	770,051	17.13	44,962
Fidelity VIP Mid Cap (AnnuiChoice)	279,591	—	279,591	33.57	8,328
Fidelity VIP Mid Cap (GrandMaster flex3)	270,774	2	270,776	30.15	8,981
Fidelity VIP Mid Cap (Grandmaster)	437,555	3	437,558	25.34	17,267
Fidelity VIP Mid Cap (IQ Annuity)	916,783	3	916,786	30.53	30,029
Fidelity VIP Mid Cap (Pinnacle)	371,673	(1)	371,672	14.80	25,107
Fidelity VIP Mid Cap (Pinnacle IV)	992,132	(1)	992,131	31.06	31,944
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	564,062	—	564,062	14.18	39,780
Fidelity VIP Mid Cap (Pinnacle Plus)	425,712	(3)	425,709	29.85	14,261
Fidelity VIP Mid Cap (Pinnacle V)	1,811,912	5	1,811,917	14.43	125,565
Fidelity VIP Overseas (AdvantEdge)	341,772	—	341,772	9.44	36,216
Fidelity VIP Overseas (AnnuiChoice II)	272,470	(2)	272,468	11.28	24,163
Fidelity VIP Overseas (AnnuiChoice)	157,547	(1)	157,546	17.15	9,185
Fidelity VIP Overseas (GrandMaster flex3)	114,883	2	114,885	14.92	7,698
Fidelity VIP Overseas (GrandMaster)	163,395	—	163,395	9.29	17,596
Fidelity VIP Overseas (IQ3)	372,043	3	372,046	12.94	28,759
Fidelity VIP Overseas (Pinnacle)	353,891	4	353,895	15.28	23,158
Fidelity VIP Overseas (Pinnacle IV)	432,762	(3)	432,759	15.10	28,656
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	75,533	(3)	75,530	12.02	6,286
Fidelity VIP Overseas (Pinnacle Plus)	172,716	1	172,717	18.22	9,480
Fidelity VIP Overseas (Pinnacle V)	853,792	(1)	853,791	8.97	95,170
Fidelity VIP Target Volatility (AnnuiChoice II)*	7,838	—	7,838	10.49	747

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Target Volatility (Pinnacle V)*	$230,545	$1	$230,546	$10.41	22,155
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge)	26,611	—	26,611	13.56	1,963
Columbia VIT Mid Cap Value (AnnuiChoice II)	315,103	2	315,105	13.85	22,750
Columbia VIT Mid Cap Value (Annuichoice)	5,368	(1)	5,367	13.95	385
Columbia VIT Mid Cap Value (Grandmaster flex3)	164,895	2	164,897	13.59	12,133
Columbia VIT Mid Cap Value (Grandmaster)	853	2	855	13.72	62
Columbia VIT Mid Cap Value (Pinnacle)	34,303	(1)	34,302	13.72	2,500
Columbia VIT Mid Cap Value (Pinnacle IV)	42,308	—	42,308	13.66	3,098
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E)	28,003	1	28,004	13.85	2,022
Columbia VIT Mid Cap Value (Pinnacle Plus)	158,426	—	158,426	13.51	11,724
Columbia VIT Mid Cap Value (Pinnacle V)	212,680	—	212,680	13.59	15,649
Franklin Growth and Income VIP Fund (Pinnacle)	2,025,713	—	2,025,713	20.71	97,807
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	7,720	1	7,721	20.92	369
Franklin Income VIP Fund (Pinnacle)	4,056,390	(2)	4,056,388	21.58	187,928
Franklin Income VIP Fund (Pinnacle II Reduced M&E)	248,605	—	248,605	21.80	11,405
JP Morgan IT Mid Cap Value (AnnuiChoice)	1,949	3	1,952	27.91	70
JP Morgan IT Mid Cap Value (GrandMaster flex3)	93,746	(1)	93,745	26.89	3,486
JP Morgan IT Mid Cap Value (Grandmaster)	74,890	(2)	74,888	27.26	2,748
JP Morgan IT Mid Cap Value (IQ3)	58,102	1	58,103	27.07	2,146
JP Morgan IT Mid Cap Value (Pinnacle)	90,785	(3)	90,782	27.26	3,331
JP Morgan IT Mid Cap Value (Pinnacle IV)	575,197	1	575,198	27.07	21,247
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	230,438	—	230,438	18.56	12,413
JP Morgan IT Mid Cap Value (Pinnacle Plus)	4,467	1	4,468	26.67	167
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	9,398	2	9,400	22.95	409
Morgan Stanley UIF Emerging Markets Debt (IQ3)	1,338	(2)	1,336	22.45	60
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	142,635	(4)	142,631	28.11	5,075
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	58,598	2	58,600	22.75	2,576
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	13,859	(1)	13,858	28.38	488
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	4,835	1	4,836	14.58	332
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	1,304	(2)	1,302	34.68	38
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	118,633	(1)	118,632	32.01	3,706
Morgan Stanley UIF U.S. Real Estate (IQ3)	74,751	(2)	74,749	32.43	2,305
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	468,274	5	468,279	43.44	10,779
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	776,695	2	776,697	34.75	22,348
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge)	64,766	—	64,766	10.12	6,399
American Funds Managed Risk Asset Allocation (AnnuiChoice)	91	—	91	10.25	9
American Funds Managed Risk Asset Allocation (AnnuiChoice II)	97,862	1	97,863	10.22	9,578
American Funds Managed Risk Asset Allocation (GrandMaster flex3)	5,473	(1)	5,472	10.13	540
American Funds Managed Risk Asset Allocation (Pinnacle)	604	—	604	10.17	59
American Funds Managed Risk Asset Allocation (Pinnacle IV)	12,900	—	12,900	10.15	1,271
American Funds Managed Risk Asset Allocation (Pinnacle V)	1,360,300	16	1,360,316	10.13	134,252
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	165,173	(2)	165,171	19.39	8,520
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	109,227	1	109,228	19.99	5,465
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	14,345	1	14,346	19.45	737
Columbia VIT Small Cap Value Class 2 (Grandmaster)	46,057	1	46,058	19.72	2,336
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	86,288	1	86,289	19.30	4,472
Columbia VIT Small Cap Value Class 2 (Pinnacle)	11,614	(2)	11,612	19.72	589
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	36,757	2	36,759	19.59	1,877
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	526,809	(1)	526,808	19.45	27,081
Franklin Growth and Income VIP Fund (AdvantEdge)	130,047	1	130,048	14.21	9,150
Franklin Growth and Income VIP Fund (AnnuiChoice II)	355,009	(2)	355,007	14.52	24,444
Franklin Growth and Income VIP Fund (AnnuiChoice)	164,778	—	164,778	20.98	7,854
Franklin Growth and Income VIP Fund (GrandMaster flex3)	259,838	(2)	259,836	19.52	13,313
Franklin Growth and Income VIP Fund (Grandmaster)	712,302	(1)	712,301	20.04	35,548
Franklin Growth and Income VIP Fund (IQ Annuity)	713,260	—	713,260	19.78	36,068
Franklin Growth and Income VIP Fund (Pinnacle)	709,569	(2)	709,567	12.43	57,080
Franklin Growth and Income VIP Fund (Pinnacle IV)	1,612,135	(3)	1,612,132	19.78	81,520
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	14	(2)	12	12.55	1
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)	304,509	2	304,511	16.27	18,719
Franklin Growth and Income VIP Fund (Pinnacle Plus)	167,530	1	167,531	18.42	9,097
Franklin Growth and Income VIP Fund (Pinnacle V)	980,863	2	980,865	11.94	82,140
Franklin Income VIP Fund (AdvantEdge)	227,464	1	227,465	12.57	18,094
Franklin Income VIP Fund (AnnuiChoice II)	760,340	1	760,341	13.66	55,642
Franklin Income VIP Fund (AnnuiChoice)	138,884	(2)	138,882	21.88	6,348
Franklin Income VIP Fund (GrandMaster flex3)	1,016,518	(1)	1,016,517	20.35	49,943
Franklin Income VIP Fund (Grandmaster)	677,242	(3)	677,239	20.90	32,410
Franklin Income VIP Fund (IQ Annuity)	959,199	1	959,200	20.62	46,512

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund (Pinnacle IV)	$1,863,053	$(2)	$1,863,051	$20.62	90,337
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)	391,077	(3)	391,074	12.40	31,548
Franklin Income VIP Fund (Pinnacle Plus)	208,788	—	208,788	17.82	11,719
Franklin Income VIP Fund (Pinnacle V)	7,559,557	3	7,559,560	11.59	652,463
Franklin Large Cap Growth VIP Fund (AdvantEdge)	168,499	—	168,499	15.19	11,095
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)	254,968	—	254,968	16.60	15,364
Franklin Large Cap Growth VIP Fund (AnnuiChoice)	47,483	(4)	47,479	21.91	2,167
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)	44,962	1	44,963	20.39	2,206
Franklin Large Cap Growth VIP Fund (Grandmaster)	40,585	—	40,585	20.93	1,939
Franklin Large Cap Growth VIP Fund (IQ Annuity)	198,059	(1)	198,058	20.66	9,589
Franklin Large Cap Growth VIP Fund (Pinnacle)	113,124	4	113,128	20.93	5,405
Franklin Large Cap Growth VIP Fund (Pinnacle IV)	591,521	1	591,522	20.66	28,637
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)	82,657	(1)	82,656	16.84	4,909
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)	127,391	—	127,391	18.32	6,953
Franklin Large Cap Growth VIP Fund (Pinnacle V)	1,020,572	3	1,020,575	13.55	75,322
Franklin Mutual Shares VIP Fund (AdvantEdge)	1,447,375	2	1,447,377	12.28	117,903
Franklin Mutual Shares VIP Fund (AnnuiChoice II)	772,781	3	772,784	13.11	58,950
Franklin Mutual Shares VIP Fund (AnnuiChoice)	203,326	1	203,327	21.47	9,470
Franklin Mutual Shares VIP Fund (GrandMaster flex3)	630,276	(1)	630,275	19.97	31,558
Franklin Mutual Shares VIP Fund (IQ Advisor Standard)	11,029	1	11,030	18.29	603
Franklin Mutual Shares VIP Fund (IQ Annuity)	281,482	1	281,483	20.24	13,910
Franklin Mutual Shares VIP Fund (Pinnacle)	489,055	(3)	489,052	20.50	23,851
Franklin Mutual Shares VIP Fund (Pinnacle IV)	1,011,002	(2)	1,011,000	20.24	49,958
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)	222,419	(1)	222,418	14.43	15,410
Franklin Mutual Shares VIP Fund (Pinnacle Plus)	154,564	3	154,567	18.09	8,545
Franklin Mutual Shares VIP Fund (Pinnacle V)	4,093,484	—	4,093,484	10.82	378,312
Franklin Mutual Shares VIP Fund(Grandmaster)	312,430	(1)	312,429	20.50	15,237
Franklin Small Cap Value VIP Fund (AdvantEdge)	82,197	2	82,199	14.72	5,583
Franklin Small Cap Value VIP Fund (Annuichoice II)	53,053	2	53,055	13.00	4,080
Franklin Small Cap Value VIP Fund (Grandmaster)	99,228	(2)	99,226	12.78	7,766
Franklin Small Cap Value VIP Fund (Grandmaster flex3)	22,113	—	22,113	12.55	1,761
Franklin Small Cap Value VIP Fund (IQ Annuity)	75,814	(3)	75,811	12.67	5,986
Franklin Small Cap Value VIP Fund (Pinnacle Plus Reduced M&E)	10,449	1	10,450	15.40	678
Franklin Small Cap Value VIP Fund (Pinnacle Plus)	48,194	—	48,194	12.42	3,880
Franklin Small Cap Value VIP Fund (Pinnacle)	130,904	2	130,906	12.78	10,245
Franklin Small Cap Value VIP Fund (Pinnacle IV)	120,829	(3)	120,826	12.67	9,540
Franklin Small Cap Value VIP Fund (Pinnacle V)	282,915	(2)	282,913	12.52	22,590
Invesco VI American Franchise (AdvantEdge)	13,009	2	13,011	16.64	782
Invesco VI American Franchise (AnnuiChoice II)	34,964	(1)	34,963	19.20	1,821
Invesco VI American Franchise (GrandMaster flex3)	13,273	(10)	13,263	23.10	575
Invesco VI American Franchise (Grandmaster)	5,652	—	5,652	23.72	238
Invesco VI American Franchise (IQ Annuity)	114	1	115	23.41	5
Invesco VI American Franchise (Pinnacle Plus)	31,117	—	31,117	20.17	1,543
Invesco VI American Franchise (Pinnacle)	17,442	2	17,444	23.72	735
Invesco VI American Franchise (Pinnacle IV)	141,996	2	141,998	23.41	6,066
Invesco VI American Franchise (Pinnacle V)	63,372	—	63,372	16.04	3,950
Invesco VI American Value (AdvantEdge)	296,542	1	296,543	14.51	20,439
Invesco VI American Value (AnnuiChoice II)	378,269	1	378,270	15.03	25,175
Invesco VI American Value (AnnuiChoice)	2,401	(1)	2,400	15.20	158
Invesco VI American Value (Grandmaster flex3)	29,551	—	29,551	14.57	2,029
Invesco VI American Value (IQ Annuity)	12,653	(2)	12,651	14.68	862
Invesco VI American Value (Pinnacle Plus Reduced M&E)	21,938	—	21,938	15.98	1,373
Invesco VI American Value (Pinnacle Plus)	124,731	(1)	124,730	14.43	8,644
Invesco VI American Value II (Pinnacle V)	613,425	—	613,425	14.57	42,115
Invesco VI American Value II (Pinnacle)	25,099	(3)	25,096	14.79	1,697
Invesco VI American Value II (Pinnacle IV)	36,857	(2)	36,855	14.68	2,511
Invesco VI Comstock (AdvantEdge)	203,317	(1)	203,316	14.24	14,277
Invesco VI Comstock (AnnuiChoice II)	457,074	(1)	457,073	14.67	31,150
Invesco VI Comstock (AnnuiChoice)	50,453	3	50,456	23.48	2,149
Invesco VI Comstock (GrandMaster flex3)	116,722	1	116,723	21.84	5,344
Invesco VI Comstock (Grandmaster)	44,159	—	44,159	22.43	1,969
Invesco VI Comstock (IQ Annuity)	24,115	4	24,119	22.13	1,090
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	72,918	—	72,918	16.22	4,494
Invesco VI Comstock (Pinnacle Plus)	43,652	—	43,652	19.70	2,216
Invesco VI Comstock (Pinnacle)	80,322	(1)	80,321	22.43	3,582
Invesco VI Comstock (Pinnacle IV)	239,746	(2)	239,744	22.13	10,832
Invesco VI Comstock (Pinnacle V)	1,337,066	1	1,337,067	12.15	110,022
Invesco VI International Growth Class II (Advantedge)	92,850	1	92,851	10.51	8,834
Invesco VI International Growth Class II (IQ Advisor Enhanced)	195,089	1	195,090	10.74	18,170

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Invesco VI International Growth Class II (Pinnacle Plus)	$103,511	$(3)	$103,508	$10.64	9,732
Invesco VI International Growth Class II (Pinnacle)	65,306	—	65,306	10.59	6,169
Invesco VI International Growth Class II (Pinnacle V)	637,368	(2)	637,366	10.54	60,498
Invesco VI International Growth II (Grandmaster)	29,115	(1)	29,114	10.64	2,737
Templeton Foreign VIP Fund (IQ Annuity)	282,338	(3)	282,335	18.62	15,164
Templeton Foreign VIP (Pinnacle)	182,305	1	182,306	18.87	9,663
Templeton Foreign VIP (Pinnacle IV)	700,672	(3)	700,669	18.62	37,630
Templeton Foreign VIP (Pinnacle V)	1,599,987	1	1,599,988	8.85	180,764
Templeton Foreign VIP Fund (AnnuiChoice II)	326,357	—	326,357	10.91	29,918
Templeton Foreign VIP Fund (AnnuiChoice)	55,541	(2)	55,539	19.75	2,812
Templeton Foreign VIP Fund (AdvantEdge)	410,841	1	410,842	9.30	44,163
Templeton Foreign VIP Fund (GrandMaster flex3)	303,012	1	303,013	18.38	16,490
Templeton Foreign VIP Fund (Grandmaster)	93,574	2	93,576	18.87	4,960
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E)	155,532	(3)	155,529	10.43	14,908
Templeton Foreign VIP Fund (Pinnacle Plus)	158,548	1	158,549	16.82	9,426
Templeton Global Bond VIP Fund (Pinnacle)*	70,676	—	70,676	9.24	7,651
Templeton Global Bond VIP Fund (Grandmaster)*	39,928	—	39,928	9.24	4,322
Templeton Global Bond VIP Fund (GrandMaster flex3)*	143,230	1	143,231	9.19	15,589
Templeton Global Bond VIP Fund (Pinnacle V)*	46,537	(1)	46,536	9.21	5,051
Templeton Global Bond VIP Fund (Pinnacle IV)*	176,668	—	176,668	9.19	19,229
Templeton Global Bond VIP Fund (AnnuiChoice II)*	295,915	(2)	295,913	9.29	31,861
Templeton Growth VIP Fund (AdvantEdge)	83,404	2	83,406	10.63	7,844
Templeton Growth VIP Fund (AnnuiChoice II)	122,433	(1)	122,432	11.05	11,079
Templeton Growth VIP Fund (AnnuiChoice)	25,202	—	25,202	19.06	1,322
Templeton Growth VIP Fund (GrandMaster flex3)	309,942	1	309,943	17.73	17,481
Templeton Growth VIP Fund (Grandmaster)	77,081	—	77,081	18.20	4,234
Templeton Growth VIP Fund (IQ Advisor Standard)	10,201	—	10,201	15.59	655
Templeton Growth VIP Fund (IQ Annuity)	197,167	(3)	197,164	17.96	10,975
Templeton Growth VIP Fund (Pinnacle)	129,288	—	129,288	18.20	7,102
Templeton Growth VIP Fund (Pinnacle IV)	631,783	3	631,786	17.97	35,167
Templeton Growth VIP Fund (Pinnacle II Reduced M&E)	10,472	2	10,474	18.38	570
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E)	83,461	—	83,461	13.00	6,419
Templeton Growth VIP Fund (Pinnacle Plus)	82,299	3	82,302	16.15	5,097
Templeton Growth VIP Fund (Pinnacle V)	532,792	2	532,794	9.15	58,252
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	180,709	(4)	180,705	12.52	14,437
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	72,335	3	72,338	13.18	5,488
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	93,123	(2)	93,121	13.36	6,972
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	123,447	(1)	123,446	12.73	9,701
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	1,117	—	1,117	21.81	51
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	146,951	2	146,953	21.52	6,828
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	46,863	2	46,865	12.84	3,650
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	85,562	(1)	85,561	10.57	8,097
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	76,182	(2)	76,180	18.46	4,127
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	282,897	2	282,899	12.65	22,355
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	333,657	1	333,658	6.95	47,983
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	71,292	3	71,295	10.97	6,499
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	52,570	1	52,571	29.33	1,793
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	124,717	(2)	124,715	27.28	4,572
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	74,051	(2)	74,049	28.01	2,644
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	289,257	(2)	289,255	27.64	10,464
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	104,758	(1)	104,757	28.01	3,740
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	289,989	(6)	289,983	27.64	10,490
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	68,442	1	68,443	8.00	8,551
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	226,544	(3)	226,541	23.59	9,605
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	635,951	3	635,954	7.92	80,253
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	165,538	(1)	165,537	16.02	10,333
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	316,183	(1)	316,182	28.78	10,987
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	296,542	1	296,543	14.99	19,783
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	281,492	2	281,494	11.89	23,683
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	2,564	(1)	2,563	12.04	213
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	65,295	(1)	65,294	11.47	5,691
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	76,393	—	76,393	34.80	2,195
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	174,469	2	174,471	34.34	5,080
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	452,095	(3)	452,092	11.58	39,054
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	1,047,450	(1)	1,047,449	12.27	85,398
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	260,906	1	260,907	13.85	18,839
BlackRock Capital Appreciation VI (AnnuiChoice II)	194,895	—	194,895	14.15	13,776
BlackRock Capital Appreciation VI (Annuichoice)	324	2	326	14.25	23

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 3 (continued):
BlackRock Capital Appreciation VI (Grandmaster flex3)	$9,601	$1	$9,602	$13.88	692
BlackRock Capital Appreciation VI Class III (Grandmaster)	109,006	—	109,006	14.01	7,778
BlackRock Capital Appreciation VI Class III (Pinnacle)	46,000	1	46,001	14.01	3,282
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	45,321	2	45,323	13.95	3,249
BlackRock Capital Appreciation VI Class III (Pinnacle V)	872,877	(3)	872,874	13.88	62,879
BlackRock Global Allocation VI (Advantedge)	412,378	1	412,379	10.62	38,828
BlackRock Global Allocation VI (AnnuiChoice II)	157,449	(1)	157,448	10.85	14,512
BlackRock Global Allocation VI (Annuichoice)	36,052	—	36,052	10.93	3,299
BlackRock Global Allocation VI (Grandmaster flex3)	176,011	(3)	176,008	10.65	16,533
BlackRock Global Allocation VI (Grandmaster)	6,700	3	6,703	10.75	623
BlackRock Global Allocation VI Class III (Pinnacle)	20,764	2	20,766	10.75	1,932
BlackRock Global Allocation VI Class III (Pinnacle IV)	42,067	(3)	42,064	10.70	3,933
BlackRock Global Allocation VI Class III (Pinnacle V)	241,903	(2)	241,901	10.65	22,723
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)*	7,678	(1)	7,677	9.86	779
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)*	123,645	(3)	123,642	9.76	12,674
Non-Affiliated Class 4:
American Funds Capital Income Builder (Pinnacle IV)	33,999	—	33,999	9.32	3,649
American Funds Capital Income Builder (Pinnacle V)	103,214	(241)	102,973	9.31	11,086
American Funds Capital Income Builder (AnnuiChoice II)	140,967	(1)	140,966	9.34	15,099
American Funds Global Growth (AdvantEdge)*	20,905	—	20,905	11.04	1,894
American Funds Global Growth (AnnuiChoice)*	29,868	1	29,869	11.18	2,672
American Funds Global Growth (AnnuiChoice II)*	495,292	(2)	495,290	11.14	44,449
American Funds Global Growth (GrandMaster)*	394,817	(1)	394,816	11.10	35,580
American Funds Global Growth (GrandMaster flex3)*	32,752	—	32,752	11.05	2,964
American Funds Global Growth (Pinnacle)*	386	(1)	385	11.10	35
American Funds Global Growth (Pinnacle IV)*	286,075	—	286,075	11.07	25,834
American Funds Global Growth (Pinnacle V)*	256,626	2	256,628	11.05	23,223
American Funds Growth (AnnuiChoice II)*	134,551	3	134,554	11.76	11,441
American Funds Growth (Pinnacle IV)*	6,443	(1)	6,442	11.69	551
American Funds Growth (Pinnacle V)*	27,183	—	27,183	11.66	2,331
American Funds Growth-Income (AdvantEdge)*	24,163	1	24,164	11.29	2,140
American Funds Growth-Income (AnnuiChoice II)*	269,645	10	269,655	11.39	23,664
American Funds Growth-Income (GrandMaster)*	122,619	2	122,621	11.35	10,806
American Funds Growth-Income (Pinnacle)*	14,985	1	14,986	11.35	1,321
American Funds Growth-Income (Pinnacle IV)*	65,626	132	65,758	11.32	5,795
American Funds Growth-Income (Pinnacle V)*	748,255	6	748,261	11.30	66,215
American Funds New World (AdvantEdge)*	11,953	—	11,953	8.86	1,349
American Funds New World (AnnuiChoice)*	21,103	—	21,103	8.97	2,352
American Funds New World (AnnuiChoice II)*	125,434	2	125,436	8.95	14,021
American Funds New World (GrandMaster)*	218,866	1	218,867	8.91	24,567
American Funds New World (GrandMaster flex3)*	9,032	—	9,032	8.87	1,018
American Funds New World (Pinnacle)*	34,772	(30)	34,742	8.91	3,903
American Funds New World (Pinnacle IV)*	227,369	—	227,369	8.89	25,575
American Funds New World (Pinnacle V)*	170,868	(1)	170,867	8.87	19,260
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)	484,271	1	484,272	23.74	20,396
Deutsche Small Cap Index VIP (Pinnacle IV)	614	(1)	613	23.14	27
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)	2,937	1	2,938	23.98	122
Non-Affiliated Class B:
Deutsche Small Cap Index (AdvantEdge)	20,284	(2)	20,282	15.45	1,313
Deutsche Small Cap Index (AnnuiChoice II)	326,805	2	326,807	15.28	21,386
Deutsche Small Cap Index (AnnuiChoice)	22,615	—	22,615	21.97	1,029
Deutsche Small Cap Index (GrandMaster flex3)	60,773	(1)	60,772	21.95	2,768
Deutsche Small Cap Index (Grandmaster)	22,910	(4)	22,906	18.89	1,213
Deutsche Small Cap Index (IQ3)	75,423	(2)	75,421	20.48	3,684
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)	162,652	(1)	162,651	15.98	10,177
Deutsche Small Cap Index (Pinnacle Plus)	65,900	1	65,901	21.03	3,134
Deutsche Small Cap Index VIP (Pinnacle IV)	184,095	2	184,097	20.48	8,991
Deutsche Small Cap Index VIP (Pinnacle V)	166,744	2	166,746	12.98	12,842
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	139,918	1	139,919	10.85	12,901
Pimco VIT All Asset (IQ Annuity)	113,573	(1)	113,572	10.89	10,430
Pimco VIT All Asset (Pinnacle)	39,038	1	39,039	10.97	3,557
Pimco VIT All Asset (AnnuiChoice II)	100,128	(3)	100,125	11.24	8,907
Pimco VIT All Asset (AnnuiChoice)	13,119	—	13,119	11.28	1,163
Pimco VIT All Asset (GrandMaster flex3)	1,160	—	1,160	10.80	107
Pimco VIT All Asset (Grandmaster)	313,106	1	313,107	10.97	28,532
Pimco VIT All Asset (Pinnacle IV)	409,123	(2)	409,121	10.98	37,275
Pimco VIT All Asset (Pinnacle Plus Reduced M&E)	25,748	(2)	25,746	10.02	2,571

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Advisor Class (continued):
Pimco VIT All Asset (Pinnacle Plus)	$75,453	$(2)	$75,451	$10.70	7,049
Pimco VIT All Asset (Pinnacle V)	348,428	(1)	348,427	10.89	31,999
Pimco VIT Commodity Real Return (Pinnacle)	84,298	(1)	84,297	3.82	22,062
Pimco VIT Commodity Real Return (Pinnacle IV)	66,488	—	66,488	3.82	17,410
Pimco VIT Commodity Real Return (Pinnacle V)	738,363	2	738,365	3.79	194,891
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	355,871	(2)	355,869	3.77	94,308
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	81,204	(3)	81,201	3.91	20,762
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	1,605	(1)	1,604	3.93	409
Pimco VIT Commodity Real Return Strategy (Grandmaster)	59,454	(1)	59,453	3.82	15,560
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	138,535	—	138,535	3.79	36,540
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	7,908	—	7,908	3.76	2,102
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E)	14,378	—	14,378	5.10	2,818
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	72,828	1	72,829	3.73	19,541
Pimco VIT Long Term Government (AnnuiChoice II)	94,102	7	94,109	10.10	9,321
Pimco VIT Low Duration (AnnuiChoice II)	169,576	—	169,576	11.44	14,818
Pimco VIT Low Duration (AnnuiChoice)	2,778	1	2,779	11.61	239
Pimco VIT Low Duration (GrandMaster flex3)	90,861	1	90,862	11.13	8,167
Pimco VIT Low Duration (Grandmaster)	224,383	—	224,383	11.30	19,858
Pimco VIT Low Duration (IQ Annuity)	603,666	1	603,667	11.21	53,842
Pimco VIT Low Duration (Pinnacle)	25,701	1	25,702	11.30	2,275
Pimco VIT Low Duration (Pinnacle IV)	54,249	6	54,255	11.17	4,855
Pimco VIT Low Duration (AdvantEdge)	75,313	(1)	75,312	11.04	6,821
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	12,504	1	12,505	10.08	1,241
Pimco VIT Low Duration (Pinnacle Plus)	21,234	2	21,236	11.02	1,927
Pimco VIT Low Duration (Pinnacle V)	832,738	1	832,739	11.09	75,122
Pimco VIT Real Return (Pinnacle IV)	77,008	(2)	77,006	11.30	6,817
Pimco VIT Real Return (AdvantEdge)	33,217	3	33,220	11.16	2,976
Pimco VIT Real Return (AnnuiChoice II)	177,436	2	177,438	11.57	15,336
Pimco VIT Real Return (AnnuiChoice)	92,973	(1)	92,972	11.71	7,937
Pimco VIT Real Return (GrandMaster flex3)	49,935	(2)	49,933	11.22	4,449
Pimco VIT Real Return (Grandmaster)	28,599	—	28,599	11.40	2,509
Pimco VIT Real Return (IQ Annuity)	236,928	(1)	236,927	11.31	20,946
Pimco VIT Real Return (Pinnacle)	86,017	(2)	86,015	11.40	7,545
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	12,825	—	12,825	9.97	1,287
Pimco VIT Real Return (Pinnacle Plus)	79,660	1	79,661	11.12	7,164
Pimco VIT Real Return (Pinnacle V)	751,904	2	751,906	11.21	67,092
Pimco VIT Total Return (Pinnacle V)	12,074,422	6	12,074,428	12.97	930,695
Pimco VIT Total Return (AdvantEdge)	4,201,521	4	4,201,525	12.92	325,146
Pimco VIT Total Return (AnnuiChoice II)	2,144,258	1	2,144,259	13.39	160,099
Pimco VIT Total Return (AnnuiChoice)	273,764	(1)	273,763	13.36	20,496
Pimco VIT Total Return (GrandMaster flex3)	420,360	—	420,360	12.80	32,844
Pimco VIT Total Return (Grandmaster)	666,093	1	666,094	13.00	51,240
Pimco VIT Total Return (IQ Annuity)	849,669	(1)	849,668	12.90	65,873
Pimco VIT Total Return (Pinnacle)	601,348	(2)	601,346	13.00	46,260
Pimco VIT Total Return (Pinnacle IV)	484,155	(2)	484,153	13.08	37,022
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	35,998	(2)	35,996	10.73	3,354
Pimco VIT Total Return (Pinnacle Plus)	581,741	3	581,744	12.68	45,880
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle)	19,859	(2)	19,857	7.35	2,701
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)	14,845	—	14,845	7.30	2,034
Guggenheim VT Global Managed Future Strategy (Pinnacle V)	231,867	—	231,867	7.25	31,991
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	111,908	(1)	111,907	7.22	15,496
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	33,436	1	33,437	7.46	4,482
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	9,930	(2)	9,928	7.54	1,317
Guggenheim VT Global Managed Futures Strategies (Grandmaster)	2,570	—	2,570	7.35	350
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	1,111	—	1,111	7.30	152
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus Reduced M&E)	5,603	—	5,603	8.91	628
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	21,044	2	21,046	7.19	2,929
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	119,059	3	119,062	8.81	13,517
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	42,320	1	42,321	9.13	4,636
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	108,176	1	108,177	9.11	11,875
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	17,899	1	17,900	8.73	2,051
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	48,396	(1)	48,395	8.87	5,459
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	74,110	—	74,110	8.80	8,425
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	69,188	1	69,189	8.87	7,805
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	15,306	1	15,307	8.91	1,717
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	26,280	(1)	26,279	10.97	2,395
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	22,291	—	22,291	8.65	2,578
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	96,778	2	96,780	8.84	10,944

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Investor Class (continued):
Guggenheim VT Long Short Equity (AdvantEdge)	$16,658	$(1)	$16,657	$10.01	1,664
Guggenheim VT Long Short Equity (AnnuiChoice II)	62,892	(2)	62,890	10.38	6,060
Guggenheim VT Long Short Equity (AnnuiChoice)	1,980	—	1,980	10.21	194
Guggenheim VT Long Short Equity (Grandmaster)	2,011	1	2,012	9.93	203
Guggenheim VT Long Short Equity (IQ Annuity)	1,029	—	1,029	9.85	104
Guggenheim VT Long Short Equity (Pinnacle)	13,546	(1)	13,545	9.93	1,364
Guggenheim VT Long Short Equity (Pinnacle IV)	19,935	1	19,936	10.13	1,967
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E)	6,974	—	6,974	11.77	592
Guggenheim VT Long Short Equity (Pinnacle Plus)	3,449	(2)	3,447	9.69	356
Guggenheim VT Long Short Equity (Pinnacle V)	63,381	(5)	63,376	10.05	6,305
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ®)	16,074	2	16,076	26.79	600
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)	37,472	—	37,472	25.71	1,457
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)	15,242	(1)	15,241	25.30	602
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)	551,758	(1)	551,757	24.42	22,594
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)	10,829	1	10,830	25.95	417
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)	26,438	(2)	26,436	26.09	1,013
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)	493,933	(1)	493,932	25.18	19,619
iShares TIPS Bond ETF (Varoom GLWB 2)	18,642	—	18,642	24.71	754
iShares TIPS Bond ETF (Varoom GLWB 3)	11,299	—	11,299	22.85	494
iShares TIPS Bond ETF (Varoom GLWB 5)	104,901	(1)	104,900	22.05	4,757
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	5,632	(20)	5,612	27.88	202
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	37,948	2	37,950	26.76	1,418
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	97,978	(2)	97,976	27.33	3,585
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	149,357	(1)	149,356	26.38	5,662
iShares S&P 500 Growth ETF (Varoom)	48,118	—	48,118	43.67	1,102
iShares S&P 500 Growth ETF (Varoom GLWB 1)	141,203	(2)	141,201	42.35	3,334
iShares S&P 500 Growth ETF (Varoom GLWB 2)	9,218	1	9,219	41.91	220
iShares S&P 500 Growth ETF (Varoom GLWB 3)	97,066	(1)	97,065	42.53	2,282
iShares S&P 500 Growth ETF (Varoom GLWB 4)	1,573,371	(2)	1,573,369	41.39	38,010
iShares S&P 500 Growth ETF (Varoom GLWB 5)	37,500	(2)	37,498	41.05	914
iShares Core S&P 500 Index ETF (Varoom)	102,799	—	102,799	41.24	2,492
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	960,769	(1)	960,768	39.99	24,023
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	27,635	(1)	27,634	39.58	698
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	457,702	2	457,704	41.30	11,083
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	18,608,590	—	18,608,590	40.19	462,997
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	1,094,383	(1)	1,094,382	39.86	27,458
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	47,539	1	47,540	37.23	1,277
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	9,250	(1)	9,249	36.85	251
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	102,169	—	102,169	39.56	2,582
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	304,241	2	304,243	38.50	7,901
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	94,331	3	94,334	38.18	2,470
iShares Core S&P MidCap Index ETF (Varoom)	49,740	(2)	49,738	37.66	1,321
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	283,474	—	283,474	36.52	7,762
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	85,238	3	85,241	36.15	2,358
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	141,080	(1)	141,079	38.88	3,628
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	5,041,459	—	5,041,459	37.84	133,226
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	344,927	(1)	344,926	37.53	9,192
iShares Core S&P Small Cap Index ETF (Varoom)	33,457	—	33,457	38.86	861
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	141,433	2	141,435	37.68	3,753
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	45,761	2	45,763	37.30	1,227
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	87,814	(1)	87,813	40.05	2,193
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	2,522,004	(1)	2,522,003	38.98	64,702
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	296,171	—	296,171	38.65	7,662
iShares International Treasury Bond (Varoom)	17,495	—	17,495	22.50	778
iShares International Treasury Bond (Varoom GLWB 1)	145,536	1	145,537	21.82	6,670
iShares International Treasury Bond (Varoom GLWB 3)	27,215	2	27,217	22.36	1,217
iShares International Treasury Bond (Varoom GLWB 4)	2,557,476	(3)	2,557,473	21.77	117,502
iShares International Treasury Bond (Varoom GLWB 5)	2,677	—	2,677	21.58	124
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	7,763	2	7,765	37.65	206
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	277,579	1	277,580	36.14	7,682
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	217,827	1	217,828	36.39	5,986
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	905,306	1	905,307	35.12	25,775
Vanguard Emerging Markets Index Fund ETF (Varoom)	18,285	—	18,285	18.20	1,005
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)	66,984	—	66,984	17.46	3,836
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)	63,036	1	63,037	21.20	2,974
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)	196,692	2	196,694	20.46	9,614
Vanguard Developed Markets Index FundETF (Varoom)	25,874	—	25,874	27.36	946
Vanguard Developed Markets Index FundETF (Varoom GLWB 1)	142,642	—	142,642	26.53	5,377

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2015

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
ETF Shares (continued):
Vanguard Developed Markets Index FundETF (Varoom GLWB 2)	$3,062	$(1)	$3,061	$26.26	117
Vanguard Developed Markets Index FundETF (Varoom GLWB 3)	33,189	(2)	33,187	30.75	1,079
Vanguard Developed Markets Index FundETF (Varoom GLWB 4)	2,531,485	(2)	2,531,483	29.93	84,574
Vanguard Developed Markets Index FundETF (Varoom GLWB 5)	138,445	(1)	138,444	29.68	4,664
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	17,425	1	17,426	29.49	591
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	29,897	(2)	29,895	28.30	1,056
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	36,145	—	36,145	27.74	1,303
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	10,297	1	10,298	26.77	385
Vanguard Large-Cap Index ETF (Varoom)	8,671	—	8,671	40.87	212
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	128,226	1	128,227	39.22	3,269
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	48,847	—	48,847	41.18	1,186
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	405,111	3	405,114	39.75	10,192
Vanguard Mega Cap Index ETF (Varoom)	28,144	—	28,144	41.37	680
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	13,126	—	13,126	39.71	331
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	82,722	1	82,723	39.87	2,075
Vanguard REIT Index ETF (Varoom GLWB 2)	45,111	1	45,112	39.11	1,153
Vanguard REIT Index ETF (Varoom GLWB 3)	40,308	(2)	40,306	39.27	1,027
Vanguard REIT Index ETF (Varoom GLWB 5)	220,467	(2)	220,465	37.90	5,818
Vanguard Total Bond Market Index ETF (Varoom)	66,600	1	66,601	26.80	2,485
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	1,015,868	1	1,015,869	25.99	39,085
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	390,043	(1)	390,042	25.73	15,162
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	340,847	(1)	340,846	25.24	13,506
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	17,933,293	—	17,933,293	24.56	730,134
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	1,287,596	(2)	1,287,594	24.36	52,864
Vanguard VI Money Market (Varoom GLWB 3)	23,854	(39)	23,815	9.29	2,567
Vanguard VI Money Market (Varoom GLWB 5)	4,948	(11)	4,937	8.97	552
Vanguard Short Term Bond ETF (Varoom GLWB 3)	61,912	—	61,912	24.16	2,562
Vanguard Short Term Bond ETF (Varoom GLWB 5)	28,213	—	28,213	23.40	1,206

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$5,955	$6,101	$(146)	$18,512	$—	$(23,352)	$(4,840)	$(4,986)
Touchstone Aggressive ETF (AnnuiChoice ®)	6,704	4,067	2,637	1,293	—	(8,206)	(6,913)	(4,276)
Touchstone Aggressive ETF (AnnuiChoice II)	9,592	6,944	2,648	55,879	—	(67,350)	(11,471)	(8,823)
Touchstone Aggressive ETF (GrandMaster flex3)	18,912	19,524	(612)	111,474	—	(123,944)	(12,470)	(13,082)
Touchstone Aggressive ETF (Grandmaster)	4,882	4,001	881	913	—	(5,966)	(5,053)	(4,172)
Touchstone Aggressive ETF (IQ Annuity)	14,320	14,014	306	81,167	—	(93,445)	(12,278)	(11,972)
Touchstone Aggressive ETF (Pinnacle)	11,657	10,249	1,408	9,230	—	(20,366)	(11,136)	(9,728)
Touchstone Aggressive ETF (Pinnacle IV)	16,727	16,367	360	82,687	—	(95,849)	(13,162)	(12,802)
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	1,492	725	767	100	—	(3,261)	(3,161)	(2,394)
Touchstone Aggressive ETF (Pinnacle Plus)	4,422	5,264	(842)	12,612	—	(15,572)	(2,960)	(3,802)
Touchstone Aggressive ETF (Pinnacle V)	14,741	13,820	921	67,831	—	(84,274)	(16,443)	(15,522)
Touchstone Baron Small Cap Growth (Pinnacle)	4,942	27,352	(22,410)	(523,364)	646,599	(227,182)	(103,947)	(126,357)
Touchstone Baron Small Cap Growth (Pinnacle IV)	5,957	32,243	(26,286)	(705,364)	779,601	(178,787)	(104,550)	(130,836)
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	44	178	(134)	(4,363)	5,735	(2,251)	(879)	(1,013)
Touchstone Baron Small Cap Growth (Pinnacle V)	6,180	33,892	(27,712)	(746,989)	808,716	(188,378)	(126,651)	(154,363)
Touchstone Baron Small Cap Growth (AdvantEdge)	1,149	7,233	(6,084)	(140,037)	150,446	(34,006)	(23,597)	(29,681)
Touchstone Baron Small Cap Growth (AnnuiChoice II)	2,147	6,604	(4,457)	(278,507)	280,994	(46,887)	(44,400)	(48,857)
Touchstone Baron Small Cap Growth (AnnuiChoice)	365	627	(262)	(44,527)	47,681	(3,308)	(154)	(416)
Touchstone Baron Small Cap Growth (GrandMaster flex3)	931	5,984	(5,053)	(46,404)	121,828	(96,008)	(20,584)	(25,637)
Touchstone Baron Small Cap Growth (Grandmaster)	2,746	16,705	(13,959)	(403,576)	359,338	(37,752)	(81,990)	(95,949)
Touchstone Baron Small Cap Growth (IQ Annuity)	3,207	19,085	(15,878)	(52,341)	419,602	(444,187)	(76,926)	(92,804)
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	443	1,601	(1,158)	(65,626)	57,934	(1,067)	(8,759)	(9,917)
Touchstone Baron Small Cap Growth (Pinnacle Plus)	1,548	10,759	(9,211)	(229,690)	202,501	(7,165)	(34,354)	(43,565)
Touchstone Conservative ETF (AdvantEdge)	1,804	2,900	(1,096)	(354)	5,802	(8,040)	(2,592)	(3,688)
Touchstone Conservative ETF (AnnuiChoice II)	5,338	4,231	1,107	6,751	17,216	(29,885)	(5,918)	(4,811)
Touchstone Conservative ETF (AnnuiChoice)	169	114	55	63	545	(797)	(189)	(134)
Touchstone Conservative ETF (GrandMaster flex3)	11,344	11,428	(84)	7,735	36,960	(56,222)	(11,527)	(11,611)
Touchstone Conservative ETF (Grandmaster)	2,832	2,590	242	2,298	9,138	(14,685)	(3,249)	(3,007)
Touchstone Conservative ETF (IQ Annuity)	19,442	18,116	1,326	32,530	62,942	(117,286)	(21,814)	(20,488)
Touchstone Conservative ETF (Pinnacle)	6,529	5,908	621	2,459	21,039	(30,975)	(7,477)	(6,856)
Touchstone Conservative ETF (Pinnacle IV)	18,455	22,072	(3,617)	68,175	60,950	(141,811)	(12,686)	(16,303)
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	4,789	2,669	2,120	(625)	15,419	(22,699)	(7,905)	(5,785)
Touchstone Conservative ETF (Pinnacle Plus)	11,362	13,217	(1,855)	15,768	36,566	(73,677)	(21,343)	(23,198)
Touchstone Conservative ETF Fund (Pinnacle V)	48,106	56,082	(7,976)	131,216	155,030	(344,549)	(58,303)	(66,279)
Touchstone Active Bond (AdvantEdge)	4,816	3,427	1,389	(589)	—	(7,111)	(7,700)	(6,311)
Touchstone Active Bond (AnnuiChoice II)	2,018	943	1,075	332	—	(3,270)	(2,938)	(1,863)
Touchstone Active Bond (AnnuiChoice)	4,751	2,220	2,531	(1,726)	—	(5,680)	(7,406)	(4,875)
Touchstone Active Bond (GrandMaster flex3)	3,769	900	2,869	(425)	—	(5,307)	(5,732)	(2,863)

See accompanying notes.

* - 2015 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Active Bond (Grandmaster)	$676	$1,595	$(919)	$(9,096)	$—	$9,033	$(63)	$(982)
Touchstone Active Bond (IQ Annuity)	2,641	1,050	1,591	(1,709)	—	(2,324)	(4,033)	(2,442)
Touchstone Active Bond (Pinnacle)	7,731	1,774	5,957	(1,649)	—	(9,933)	(11,582)	(5,625)
Touchstone Active Bond (Pinnacle IV)	25,376	9,621	15,755	(11,619)	—	(27,329)	(38,948)	(23,193)
Touchstone Active Bond (Pinnacle II Reduced M&E)	—	23	(23)	(503)	—	580	77	54
Touchstone Active Bond (Pinnacle Plus Reduced M&E)	3,938	575	3,363	(30)	—	(6,160)	(6,190)	(2,827)
Touchstone Active Bond (Pinnacle Plus)	5,067	1,456	3,611	(2,962)	—	(4,481)	(7,443)	(3,832)
Touchstone Active Bond (PinnacleV)	30,610	18,063	12,547	(27,972)	—	(19,241)	(47,213)	(34,666)
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	2,801	3,223	(422)	35,783	—	(37,698)	(1,915)	(2,337)
Touchstone GMAB Aggressive ETF (Pinnacle IV)	6,262	7,925	(1,663)	9,648	—	(15,889)	(6,241)	(7,904)
Touchstone GMAB Aggressive ETF (Pinnacle V)	3,463	5,877	(2,414)	79,931	—	(77,142)	2,789	375
Touchstone GMAB Conservative ETF (Pinnacle IV)	1,484	2,734	(1,250)	9,570	4,772	(15,792)	(1,450)	(2,700)
Touchstone GMAB Conservative ETF (Pinnacle V)	4,296	7,479	(3,183)	35,442	13,825	(51,294)	(2,027)	(5,210)
Touchstone GMAB Moderate ETF (Pinnacle IV)	17,531	20,423	(2,892)	166,300	110,738	(291,870)	(14,832)	(17,724)
Touchstone GMAB Moderate ETF(Pinnacle V)	17,540	24,997	(7,457)	305,490	108,089	(413,517)	62	(7,395)
Touchstone High Yield (AdvantEdge)	3,262	419	2,843	(9,108)	—	5,386	(3,722)	(879)
Touchstone High Yield (AnnuiChoice II)	3,427	310	3,117	(8,698)	—	4,765	(3,933)	(816)
Touchstone High Yield (AnnuiChoice)	4,432	728	3,704	(19,702)	—	14,258	(5,444)	(1,740)
Touchstone High Yield (GrandMaster flex3)	16,154	1,977	14,177	(40,700)	—	22,188	(18,512)	(4,335)
Touchstone High Yield (Grandmaster)	881	96	785	(1,896)	—	885	(1,011)	(226)
Touchstone High Yield (IQ Annuity)	9,316	1,506	7,810	(28,672)	—	19,211	(9,461)	(1,651)
Touchstone High Yield (Pinnacle)	31,936	3,761	28,175	(87,487)	—	52,784	(34,703)	(6,528)
Touchstone High Yield (Pinnacle IV)	83,947	10,578	73,369	(235,456)	—	144,908	(90,548)	(17,179)
Touchstone High Yield (Pinnacle II Reduced M&E)	—	16	(16)	(479)	—	664	185	169
Touchstone High Yield (Pinnacle Plus Reduced M&E)	16,006	1,097	14,909	(27,774)	—	7,076	(20,698)	(5,789)
Touchstone High Yield (Pinnacle Plus)	24,143	5,520	18,623	(86,469)	—	62,274	(24,195)	(5,572)
Touchstone High Yield (PinnacleV)	34,107	5,261	28,846	(100,917)	—	64,146	(36,771)	(7,925)
Touchstone Large Cap Core Equity (AdvantEdge)	2,405	2,533	(128)	8,379	—	(17,045)	(8,666)	(8,794)
Touchstone Large Cap Core Equity (AnnuiChoice II)	3,687	2,357	1,330	10,163	—	(21,512)	(11,349)	(10,019)
Touchstone Large Cap Core Equity (AnnuiChoice)	493	333	160	1,844	—	(3,646)	(1,802)	(1,642)
Touchstone Large Cap Core Equity (GrandMaster flex3)	604	595	9	555	—	(2,700)	(2,145)	(2,136)
Touchstone Large Cap Core Equity (Grandmaster)	1,220	975	245	659	—	(4,885)	(4,226)	(3,981)
Touchstone Large Cap Core Equity (IQ Annuity)	6,666	6,313	353	5,747	—	(29,993)	(24,246)	(23,893)
Touchstone Large Cap Core Equity (Pinnacle)	21,755	19,626	2,129	111,798	—	(187,761)	(75,963)	(73,834)
Touchstone Large Cap Core Equity (Pinnacle IV)	8,153	8,595	(442)	83,988	—	(110,922)	(26,934)	(27,376)
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	841	584	257	194	—	(3,175)	(2,981)	(2,724)
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	2,186	1,591	595	2,713	—	(10,971)	(8,258)	(7,663)
Touchstone Large Cap Core Equity (Pinnacle Plus)	1,986	2,470	(484)	17,309	—	(24,468)	(7,159)	(7,643)
Touchstone Large Cap Core Equity (PinnacleV)	12,009	10,783	1,226	32,340	—	(75,223)	(42,883)	(41,657)
Touchstone Focused (AdvantEdge)	—	1,570	(1,570)	9,604	33,847	(61,278)	(17,827)	(19,397)
Touchstone Focused (AnnuiChoice II)	—	2,663	(2,663)	9,987	67,115	(110,959)	(33,857)	(36,520)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Focused (AnnuiChoice)	$—	$1,761	$(1,761)	$13,961	$27,293	$(50,744)	$(9,490)	$(11,251)
Touchstone Focused (GrandMaster flex3)	—	4,159	(4,159)	9,981	58,942	(95,551)	(26,628)	(30,787)
Touchstone Focused (Grandmaster)	—	4,263	(4,263)	981	91,161	(144,392)	(52,250)	(56,513)
Touchstone Focused (IQ Annuity)	—	6,991	(6,991)	55,316	142,570	(268,736)	(70,850)	(77,841)
Touchstone Focused (Pinnacle)	—	8,614	(8,614)	27,759	231,783	(384,720)	(125,178)	(133,792)
Touchstone Focused (Pinnacle IV)	—	17,595	(17,595)	54,981	248,014	(409,597)	(106,602)	(124,197)
Touchstone Focused (Pinnacle II Reduced M&E)	—	67	(67)	(5)	4,518	(7,364)	(2,851)	(2,918)
Touchstone Focused (Pinnacle Plus Reduced M&E)	—	3,734	(3,734)	1,142	44,186	(52,459)	(7,131)	(10,865)
Touchstone Focused (Pinnacle Plus)	—	16,325	(16,325)	(11,939)	253,609	(368,747)	(127,077)	(143,402)
Touchstone Focused (PinnacleV)	—	6,325	(6,325)	2,123	164,999	(261,662)	(94,540)	(100,865)
Touchstone Moderate ETF (AdvantEdge)	20,741	17,697	3,044	12,767	127,789	(162,635)	(22,079)	(19,035)
Touchstone Moderate ETF (AnnuiChoice II)	16,097	10,111	5,986	31,272	99,263	(147,183)	(16,648)	(10,662)
Touchstone Moderate ETF (AnnuiChoice)	4,467	2,359	2,108	2,884	27,516	(35,181)	(4,781)	(2,673)
Touchstone Moderate ETF (GrandMaster flex3)	13,266	13,067	199	95,418	81,739	(191,680)	(14,523)	(14,324)
Touchstone Moderate ETF (Grandmaster)	2,610	2,071	539	7,904	16,890	(27,336)	(2,542)	(2,003)
Touchstone Moderate ETF (IQ Annuity)	25,176	19,372	5,804	26,708	155,285	(209,763)	(27,770)	(21,966)
Touchstone Moderate ETF (Pinnacle)	8,634	6,438	2,196	29,709	53,391	(92,789)	(9,689)	(7,493)
Touchstone Moderate ETF (Pinnacle IV)	32,208	27,315	4,893	166,153	201,129	(399,886)	(32,604)	(27,711)
Touchstone Moderate ETF (Pinnacle II Reduced M&E)	—	52	(52)	2,628	—	(2,256)	372	320
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	11,989	6,034	5,955	17,190	71,967	(103,269)	(14,112)	(8,157)
Touchstone Moderate ETF (Pinnacle Plus)	16,998	19,631	(2,633)	278,827	106,780	(392,297)	(6,690)	(9,323)
Touchstone Moderate ETF (Pinnacle V)	36,132	29,645	6,487	77,846	229,853	(351,898)	(44,199)	(37,712)
Touchstone Money Market (AdvantEdge)	32	5,046	(5,014)	—	—	—	—	(5,014)
Touchstone Money Market (AnnuiChoice II)	11	1,096	(1,085)	—	—	—	—	(1,085)
Touchstone Money Market (AnnuiChoice)	14	1,364	(1,350)	—	—	—	—	(1,350)
Touchstone Money Market (GrandMaster flex3)	19	3,007	(2,988)	—	—	—	—	(2,988)
Touchstone Money Market (Grandmaster)	55	7,411	(7,356)	—	—	—	—	(7,356)
Touchstone Money Market (IQ3)	70	10,434	(10,364)	—	—	(4)	(4)	(10,368)
Touchstone Money Market (Pinnacle)	41	5,545	(5,504)	—	—	(2)	(2)	(5,506)
Touchstone Money Market (Pinnacle IV)	41	7,237	(7,196)	—	—	—	—	(7,196)
Touchstone Money Market (Pinnacle II Reduced M&E)	1	98	(97)	—	—	—	—	(97)
Touchstone Money Market (Pinnacle Plus Reduced M&E)	5	610	(605)	—	—	—	—	(605)
Touchstone Money Market (Pinnacle Plus)	3	500	(497)	—	—	—	—	(497)
Touchstone Money Market (Pinnacle V)	37	5,775	(5,738)	—	—	(2)	(2)	(5,740)
Touchstone Third Avenue Value (AdvantEdge)	6,938	2,687	4,251	(29,214)	21,043	(7,688)	(15,859)	(11,608)
Touchstone Third Avenue Value (AnnuiChoice II)	11,425	2,971	8,454	(25,192)	34,652	(33,972)	(24,512)	(16,058)
Touchstone Third Avenue Value (AnnuiChoice)	10,820	2,324	8,496	(31,417)	32,819	(25,792)	(24,390)	(15,894)
Touchstone Third Avenue Value (GrandMaster flex3)	25,304	8,851	16,453	(41,037)	76,747	(93,513)	(57,803)	(41,350)
Touchstone Third Avenue Value (Grandmaster)	21,762	7,509	14,253	(36,088)	66,002	(81,126)	(51,212)	(36,959)
Touchstone Third Avenue Value (IQ Annuity)	55,292	17,861	37,431	11,005	167,693	(304,027)	(125,329)	(87,898)
Touchstone Third Avenue Value (Pinnacle)	93,641	28,959	64,682	(161,808)	284,005	(338,210)	(216,013)	(151,331)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Third Avenue Value (Pinnacle IV)	$71,084	$24,448	$46,636	$(153,153)	$215,588	$(231,000)	$(168,565)	$(121,929)
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	3,082	721	2,361	(7,952)	9,345	(8,244)	(6,851)	(4,490)
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	14,104	2,725	11,379	(90,300)	42,777	21,751	(25,772)	(14,393)
Touchstone Third Avenue Value (Pinnacle Plus)	7,378	4,862	2,516	(111,202)	22,376	62,647	(26,179)	(23,663)
Touchstone Third Avenue Value (Pinnacle V)	26,760	10,281	16,479	(74,901)	81,163	(74,117)	(67,855)	(51,376)
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	15,620	15,032	588	15,910	31,967	(55,168)	(7,291)	(6,703)
Fidelity VIP Balanced (Grandmaster)	19,429	18,557	872	48,060	41,973	(96,143)	(6,110)	(5,238)
Fidelity VIP Overseas (Pinnacle)	1,294	1,450	(156)	(5,104)	95	8,374	3,365	3,209
Fidelity VIP Overseas (Pinnacle IV)	2,161	2,337	(176)	2,825	160	625	3,610	3,434
Fidelity VIP Equity-Income (Grandmaster)	246,363	110,192	136,171	(209,681)	777,867	(1,115,638)	(547,452)	(411,281)
Fidelity VIP Equity-Income (Pinnacle)	35,002	15,846	19,156	(12,204)	113,121	(182,529)	(81,612)	(62,456)
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	455	156	299	19	1,299	(2,335)	(1,017)	(718)
Fidelity VIP Growth (Grandmaster)	11,569	63,042	(51,473)	391,391	147,973	(219,174)	320,190	268,717
Fidelity VIP High Income (Grandmaster)	111,479	24,686	86,793	(9,159)	—	(162,306)	(171,465)	(84,672)
Fidelity VIP II Asset Manager (Grandmaster)	55,479	48,289	7,190	30,375	245,214	(319,434)	(43,845)	(36,655)
Fidelity VIP II Contrafund (Grandmaster)	103,209	139,854	(36,645)	298,721	945,939	(1,251,774)	(7,114)	(43,759)
Fidelity VIP II Contrafund (Pinnacle)	49,685	69,598	(19,913)	479,502	469,427	(950,601)	(1,672)	(21,585)
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	396	435	(39)	1,519	3,654	(5,069)	104	65
Fidelity VIP II Index 500 (Grandmaster)	65,606	46,972	18,634	268,741	2,364	(281,378)	(10,273)	8,361
Fidelity VIP II Index 500 (IQ3)	547	362	185	131	17	(341)	(193)	(8)
Fidelity VIP II Index 500 (Pinnacle)	38,671	30,444	8,227	117,713	1,459	(126,572)	(7,400)	827
Fidelity VIP II Index 500 (Pinnacle IV)	406	286	120	134	13	(293)	(146)	(26)
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	460	264	196	1,384	17	(1,452)	(51)	145
Fidelity VIP II Investment Grade Bond (Pinnacle)	18,829	10,700	8,129	5,002	637	(28,227)	(22,588)	(14,459)
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	19,608	14,657	4,951	20,649	996	(41,729)	(20,084)	(15,133)
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	4	(24)	28	(30)	4	78	52	80
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	206	128	78	1,557	26	(1,616)	(33)	45
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	681	477	204	1,591	33	(2,149)	(525)	(321)
Fidelity VIP II Investment Grade Bond (Grandmaster)	26,688	14,968	11,720	7,753	947	(38,716)	(30,016)	(18,296)
Fidelity VIP II Investment Grade Bond (IQ Annuity)	969	577	392	377	31	(1,590)	(1,182)	(790)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	1,821	880	941	777	66	(2,907)	(2,064)	(1,123)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	103	67	36	7	3	(135)	(125)	(89)
Fidelity VIP Overseas (AnnuiChoice)	23	18	5	8	2	27	37	42
Fidelity VIP Overseas (Grandmaster flex3)	438	501	(63)	228	32	423	683	620
Fidelity VIP Overseas (Grandmaster)	19,426	20,571	(1,145)	(48,492)	1,434	85,156	38,098	36,953
Fidelity VIP Overseas (IQ Annuity)	254	273	(19)	(7)	19	385	397	378
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	872	301	571	39	64	(2,469)	(2,366)	(1,795)
Fidelity VIP Overseas (Pinnacle Plus)	62	719	(657)	8,075	5	(4,237)	3,843	3,186
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle)	636	5,582	(4,946)	45,644	13,905	(30,167)	29,382	24,436

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class (continued):
Fidelity VIP III Mid Cap (Grandmaster)	$6,363	$21,851	$(15,488)	$8,880	$194,726	$(227,886)	$(24,280)	$(39,768)
Fidelity VIP III Mid Cap (Pinnacle)	8,772	31,342	(22,570)	91,760	296,010	(407,389)	(19,619)	(42,189)
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)	15	34	(19)	243	906	(1,037)	112	93
Fidelity VIP Government Money Market IC (Pinacle)	269	10,959	(10,690)	—	—	—	—	(10,690)
Fidelity VIP Government Money Market IC (Pinacle II)	4	140	(136)	—	—	—	—	(136)
Fidelity VIP Government Money Market IC (Pinacle IV)	308	13,573	(13,265)	—	—	—	—	(13,265)
Fidelity VIP Government Money Market IC (Pinacle V)	210	9,870	(9,660)	—	—	—	—	(9,660)
Fidelity VIP Government Money Market IC (Pinnacle Plus)	44	2,378	(2,334)	—	—	—	—	(2,334)
Fidelity VIP Government Money Market IC (Pinnacle Plus)	40	1,478	(1,438)	—	—	—	—	(1,438)
Fidelity VIP Government Money Market IC (GrandMaster)	405	16,708	(16,303)	—	—	—	—	(16,303)
Fidelity VIP Government Money Market IC (GrandMaster flex3)	250	11,065	(10,815)	—	—	—	—	(10,815)
Fidelity VIP Government Money Market IC (AdvantEdge)	258	12,083	(11,825)	—	—	—	—	(11,825)
Fidelity VIP Government Money Market IC (AnnuiChoice)	87	2,564	(2,477)	—	—	—	—	(2,477)
Fidelity VIP Government Money Market IC (AnnuiChoice 2)	49	1,760	(1,711)	—	—	—	—	(1,711)
Fidelity VIP Government Money Market IC (IQ3)	1,015	41,653	(40,638)	—	—	(77)	(77)	(40,715)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	1,469	2,173	(704)	15,594	12,585	(26,513)	1,666	962
Fidelity VIP Asset Manager (AdvantEdge)	1,367	1,525	(158)	1,930	5,565	(9,947)	(2,452)	(2,610)
Fidelity VIP Asset Manager (AnnuiChoice II)	2,406	2,083	323	2,858	12,515	(17,696)	(2,323)	(2,000)
Fidelity VIP Asset Manager (AnnuiChoice)	859	687	172	2,281	5,001	(7,808)	(526)	(354)
Fidelity VIP Asset Manager (GrandMaster flex3)	192	337	(145)	1,008	1,638	(2,884)	(238)	(383)
Fidelity VIP Asset Manager (Pinnacle)	426	458	(32)	(412)	2,306	(2,147)	(253)	(285)
Fidelity VIP Asset Manager (Pinnacle IV)	3,352	4,608	(1,256)	(7,135)	24,688	(18,282)	(729)	(1,985)
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	458	477	(19)	(1,222)	3,019	(2,399)	(602)	(621)
Fidelity VIP Asset Manager (Pinnacle Plus)	701	1,173	(472)	(1,714)	5,659	(3,742)	203	(269)
Fidelity VIP Asset Manager (Pinnacle V)	3,633	5,128	(1,495)	6,966	25,083	(31,814)	235	(1,260)
Fidelity VIP Balanced (AdvantEdge)	6,992	10,480	(3,488)	(4,447)	20,931	(21,959)	(5,475)	(8,963)
Fidelity VIP Balanced (AnnuiChoice II)	10,872	7,050	3,822	3,533	16,212	(29,325)	(9,580)	(5,758)
Fidelity VIP Balanced (AnnuiChoice)	3,778	3,060	718	4,968	9,379	(16,879)	(2,532)	(1,814)
Fidelity VIP Balanced (GrandMaster flex3)	1,549	1,948	(399)	935	3,717	(5,918)	(1,266)	(1,665)
Fidelity VIP Balanced (Grandmaster)	6,073	7,231	(1,158)	24,443	20,976	(42,073)	3,346	2,188
Fidelity VIP Balanced (IQ3)	2,581	2,916	(335)	2,277	6,123	(9,987)	(1,587)	(1,922)
Fidelity VIP Balanced (Pinnacle)	4,377	4,722	(345)	12,056	11,038	(24,902)	(1,808)	(2,153)
Fidelity VIP Balanced (Pinnacle IV)	13,742	17,777	(4,035)	51,865	38,668	(92,175)	(1,642)	(5,677)
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	3,121	2,067	1,054	(2,206)	4,132	(6,105)	(4,179)	(3,125)
Fidelity VIP Balanced (Pinnacle Plus)	3,464	5,826	(2,362)	10,518	12,331	(22,785)	64	(2,298)
Fidelity VIP Balanced (Pinnacle V)	17,944	17,667	277	38,718	35,337	(82,154)	(8,099)	(7,822)
Fidelity VIP Contrafund (AdvantEdge)	13,014	27,266	(14,252)	143,581	163,733	(308,589)	(1,275)	(15,527)
Fidelity VIP Contrafund (AnnuiChoice II)	9,165	12,710	(3,545)	70,076	86,287	(154,482)	1,881	(1,664)
Fidelity VIP Contrafund (AnnuiChoice)	7,251	9,247	(1,996)	35,319	83,254	(121,486)	(2,913)	(4,909)
Fidelity VIP Contrafund (GrandMaster flex3)	7,142	15,196	(8,054)	106,444	92,101	(198,996)	(451)	(8,505)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (IQ Advisor Standard)	$107	$79	$28	$8	$1,161	$(1,220)	$(51)	$(23)
Fidelity VIP Contrafund (IQ3)	12,691	25,626	(12,935)	139,468	170,117	(303,133)	6,452	(6,483)
Fidelity VIP Contrafund (Pinnacle IV)	33,159	64,626	(31,467)	390,283	421,349	(808,184)	3,448	(28,019)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	5,899	6,697	(798)	1,533	52,083	(57,068)	(3,452)	(4,250)
Fidelity VIP Contrafund (Pinnacle Plus)	45,359	39,376	5,983	315,019	201,555	(601,428)	(84,854)	(78,871)
Fidelity VIP Contrafund (Pinnacle V)	61,642	117,783	(56,141)	468,158	665,327	(1,173,775)	(40,290)	(96,431)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	313	396	(83)	28	44	(4,849)	(4,777)	(4,860)
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	119	357	(238)	89	75	(1,023)	(859)	(1,097)
Fidelity VIP Disciplined Small Cap (GrandMaster)	44	245	(201)	1,413	37	(1,490)	(40)	(241)
Fidelity VIP Disciplined Small Cap (IQ Annuity)	259	1,126	(867)	481	162	(2,425)	(1,782)	(2,649)
Fidelity VIP Disciplined Small Cap (Pinnacle)	380	1,645	(1,265)	1,722	281	(3,561)	(1,558)	(2,823)
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	258	1,127	(869)	684	162	(2,651)	(1,805)	(2,674)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E)	16	29	(13)	(9)	2	(114)	(121)	(134)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	265	1,294	(1,029)	288	166	(2,375)	(1,921)	(2,950)
Fidelity VIP Disciplined Small Cap (Pinnacle V)	418	1,307	(889)	12,558	183	(15,586)	(2,845)	(3,734)
Fidelity VIP Equity-Income (AnnuiChoice II)	13,822	4,800	9,022	11,257	36,208	(78,366)	(30,901)	(21,879)
Fidelity VIP Equity-Income (AdvantEdge)	4,870	2,593	2,277	844	15,122	(27,605)	(11,639)	(9,362)
Fidelity VIP Equity-Income (AnnuiChoice)	7,818	2,685	5,133	4,759	25,509	(49,322)	(19,054)	(13,921)
Fidelity VIP Equity-Income (GrandMaster flex3)	4,268	2,392	1,876	1,424	14,676	(26,884)	(10,784)	(8,908)
Fidelity VIP Equity-Income (IQ3)	12,178	5,968	6,210	8,234	38,373	(76,209)	(29,602)	(23,392)
Fidelity VIP Equity-Income (Pinnacle IV)	23,076	11,155	11,921	107,949	116,744	(294,723)	(70,030)	(58,109)
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	11,556	3,860	7,696	(5,061)	29,746	(57,831)	(33,146)	(25,450)
Fidelity VIP Equity-Income (Pinnacle Plus)	13,505	9,395	4,110	(2,380)	61,577	(92,382)	(33,185)	(29,075)
Fidelity VIP Equity-Income (Pinnacle V)	35,538	17,978	17,560	56,955	109,805	(249,172)	(82,412)	(64,852)
Fidelity VIP Freedom 2010 (Advantedge)	65	1,440	(1,375)	4,858	47	(5,548)	(643)	(2,018)
Fidelity VIP Freedom 2010 (AnnuiChoice II)	1,515	1,225	290	362	278	(2,404)	(1,764)	(1,474)
Fidelity VIP Freedom 2010 (GrandMaster flex3)	125	123	2	43	22	(230)	(165)	(163)
Fidelity VIP Freedom 2010 (GrandMaster)	160	184	(24)	940	30	(1,084)	(114)	(138)
Fidelity VIP Freedom 2010 (Pinnacle)	1,589	1,362	227	191	287	(2,572)	(2,094)	(1,867)
Fidelity VIP Freedom 2010 (Pinnacle IV)	3,305	3,585	(280)	11,501	615	(14,662)	(2,546)	(2,826)
Fidelity VIP Freedom 2010 (Pinnacle Plus)	82	198	(116)	(130)	18	(153)	(265)	(381)
Fidelity VIP Freedom 2010 (Pinnacle V)	9,974	11,217	(1,243)	40,359	1,845	(51,509)	(9,305)	(10,548)
Fidelity VIP Freedom 2015 (AdvantEdge)	2,024	2,440	(416)	6,846	698	(10,312)	(2,768)	(3,184)
Fidelity VIP Freedom 2015 (AnnuiChoice II)	141	152	(11)	1,594	65	(1,417)	242	231
Fidelity VIP Freedom 2015 (GrandMaster flex3)	126	123	3	11	41	(216)	(164)	(161)
Fidelity VIP Freedom 2015 (Pinnacle IV)	614	1,447	(833)	62,786	339	(64,360)	(1,235)	(2,068)
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E)	287	133	154	(85)	58	(1,125)	(1,152)	(998)
Fidelity VIP Freedom 2015 (Pinnacle Plus)	826	1,027	(201)	8,353	318	(8,721)	(50)	(251)
Fidelity VIP Freedom 2015 (Pinnacle V)	10,019	10,615	(596)	37,849	3,297	(51,732)	(10,586)	(11,182)
Fidelity VIP Freedom 2020 (AdvantEdge)	7	9	(2)	115	3	(102)	16	14
Fidelity VIP Freedom 2020 (AnnuiChoice II)	363	378	(15)	2,446	122	(1,861)	707	692

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (GrandMaster)	$172	$136	$36	$20	$45	$(301)	$(236)	$(200)
Fidelity VIP Freedom 2020 (Pinnacle IV)	179	(2,704)	2,883	53,569	299	408,137	462,005	464,888
Fidelity VIP Freedom 2020 (Pinnacle Plus)	2	480	(478)	7,009	11	(2,852)	4,168	3,690
Fidelity VIP Freedom 2020 (Pinnacle V)	5,681	4,114	1,567	1,380	1,444	(12,930)	(10,106)	(8,539)
Fidelity VIP Freedom 2025 (Advantedge)	8	10	(2)	146	4	(131)	19	17
Fidelity VIP Freedom 2025 (Pinnacle IV)	128	123	5	256	44	(424)	(124)	(119)
Fidelity VIP Freedom 2025 (Pinnacle V)	8,212	6,182	2,030	47,699	2,641	(63,216)	(12,876)	(10,846)
Fidelity VIP Freedom 2030 (AnnuiChoice II)	134	75	59	(2)	39	(602)	(565)	(506)
Fidelity VIP Freedom 2030 (Pinnacle IV)	46	46	—	9	17	(88)	(62)	(62)
Fidelity VIP Freedom 2030 (Pinnacle Plus Reduced M&E)	—	182	(182)	1,233	25	(897)	361	179
Fidelity VIP Freedom 2030 (Pinnacle Plus)	14,498	212,676	(198,178)	912,776	21,674	(652,613)	281,837	83,659
Fidelity VIP Freedom 2030 (Pinnacle V)	2,582	2,753	(171)	987	932	(5,301)	(3,382)	(3,553)
Fidelity VIP Growth (AnnuiChoice II)	200	6,035	(5,835)	11,981	12,449	5,121	29,551	23,716
Fidelity VIP Growth (GrandMaster)	197	7,982	(7,785)	21,932	17,816	(95)	39,653	31,868
Fidelity VIP Growth (AdvantEdge)	28	1,479	(1,451)	6,216	2,942	(2,727)	6,431	4,980
Fidelity VIP Growth (AnnuiChoice)	29	939	(910)	2,412	2,916	929	6,257	5,347
Fidelity VIP Growth (GrandMaster flex3)	24	1,147	(1,123)	5,617	2,207	(2,863)	4,961	3,838
Fidelity VIP Growth (IQ3)	44	1,992	(1,948)	4,677	4,201	171	9,049	7,101
Fidelity VIP Growth (Pinnacle)	58	1,622	(1,564)	784	2,560	5,225	8,569	7,005
Fidelity VIP Growth (Pinnacle IV)	164	7,829	(7,665)	52,075	16,456	(33,496)	35,035	27,370
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	3	89	(86)	1,004	7	(778)	233	147
Fidelity VIP Growth (Pinnacle Plus)	100	6,176	(6,076)	32,647	12,179	(19,060)	25,766	19,690
Fidelity VIP Growth (Pinnacle V)	145	7,213	(7,068)	68,471	13,526	(54,900)	27,097	20,029
Fidelity VIP High Income (AdvantEdge)	4,412	5,482	(1,070)	2,778	—	(2,640)	138	(932)
Fidelity VIP High Income (AnnuiChoice II)	7,845	1,420	6,425	(579)	—	(11,503)	(12,082)	(5,657)
Fidelity VIP High Income (AnnuiChoice)	13,516	2,156	11,360	586	—	(21,445)	(20,859)	(9,499)
Fidelity VIP High Income (GrandMaster flex3)	6,406	11,702	(5,296)	2,727	—	337	3,064	(2,232)
Fidelity VIP High Income (IQ3)	31,382	48,018	(16,636)	40,708	—	(8,630)	32,078	15,442
Fidelity VIP High Income (Pinnacle)	1,753	443	1,310	(169)	—	(1,931)	(2,100)	(790)
Fidelity VIP High Income (Pinnacle IV)	14,392	4,190	10,202	(14,785)	—	(5,959)	(20,744)	(10,542)
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	2,430	198	2,232	(147)	—	(4,050)	(4,197)	(1,965)
Fidelity VIP High Income (Pinnacle Plus)	7,932	2,544	5,388	(2,833)	—	(8,905)	(11,738)	(6,350)
Fidelity VIP High Income (Pinnacle V)	22,351	6,679	15,672	(14,175)	—	(14,699)	(28,874)	(13,202)
Fidelity VIP II Index 500 (Pinnacle)	11,514	9,000	2,514	48,953	442	(53,964)	(4,569)	(2,055)
Fidelity VIP II Index 500 (Pinnacle IV)	46,837	37,638	9,199	215,541	1,796	(237,629)	(20,292)	(11,093)
Fidelity VIP II Index 500 (Pinnacle V)	113,155	92,286	20,869	494,466	3,660	(548,672)	(50,546)	(29,677)
Fidelity VIP Index 500 (AdvantEdge)	16,868	16,198	670	68,120	655	(70,163)	(1,388)	(718)
Fidelity VIP Index 500 (AnnuiChoice II)	41,392	20,514	20,878	63,042	762	(90,107)	(26,303)	(5,425)
Fidelity VIP Index 500 (AnnuiChoice)	8,455	4,032	4,423	7,774	249	(12,312)	(4,289)	134
Fidelity VIP Index 500 (Grandmaster flex3)	6,682	5,958	724	30,556	259	(32,605)	(1,790)	(1,066)
Fidelity VIP Index 500 (Grandmaster)	46,089	33,505	12,584	82,907	1,597	(103,268)	(18,764)	(6,180)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (IQ3)	$11,523	$10,321	$1,202	$54,816	$546	$(58,111)	$(2,749)	$(1,547)
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	10,969	6,830	4,139	10,436	353	(17,888)	(7,099)	(2,960)
Fidelity VIP Index 500 (Pinnacle Plus)	14,562	15,593	(1,031)	121,990	720	(123,411)	(701)	(1,732)
Fidelity VIP Investment Grade Bond (AdvantEdge)	18,437	12,478	5,959	491	634	(25,313)	(24,188)	(18,229)
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	24,802	9,695	15,107	543	564	(35,210)	(34,103)	(18,996)
Fidelity VIP Investment Grade Bond (AnnuiChoice)	3,905	1,973	1,932	(991)	170	(4,391)	(5,212)	(3,280)
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	1,665	1,105	560	(890)	59	(1,143)	(1,974)	(1,414)
Fidelity VIP Investment Grade Bond (GrandMaster)	10,403	5,345	5,058	(434)	316	(13,685)	(13,803)	(8,745)
Fidelity VIP Investment Grade Bond (IQ3)	6,980	5,204	1,776	9,717	336	(19,461)	(9,408)	(7,632)
Fidelity VIP Investment Grade Bond (Pinnacle)	3,449	2,198	1,251	(2,199)	143	(2,356)	(4,412)	(3,161)
Fidelity VIP Investment Grade Bond (Pinnacle IV)	15,569	11,991	3,578	(299)	776	(20,871)	(20,394)	(16,816)
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	424	240	184	(227)	23	(318)	(522)	(338)
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	1,712	783	929	732	53	(2,849)	(2,064)	(1,135)
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	106,764	14,209	92,555	(2,077)	79	(165,112)	(167,110)	(74,555)
Fidelity VIP Investment Grade Bond (Pinnacle V)	199,322	114,094	85,228	(29,483)	5,191	(253,816)	(278,108)	(192,880)
Fidelity VIP Mid Cap (AdvantEdge)	1,684	10,850	(9,166)	5,591	83,634	(101,303)	(12,078)	(21,244)
Fidelity VIP Mid Cap (AnnuiChoice II)	2,047	8,287	(6,240)	706	73,720	(92,909)	(18,483)	(24,723)
Fidelity VIP Mid Cap (AnnuiChoice)	745	2,998	(2,253)	(12)	35,500	(40,731)	(5,243)	(7,496)
Fidelity VIP Mid Cap (GrandMaster flex3)	719	4,564	(3,845)	10,339	35,911	(50,821)	(4,571)	(8,416)
Fidelity VIP Mid Cap (Grandmaster)	1,164	6,009	(4,845)	2,959	51,308	(62,062)	(7,795)	(12,640)
Fidelity VIP Mid Cap (IQ Annuity)	2,435	14,758	(12,323)	10,820	121,678	(148,645)	(16,147)	(28,470)
Fidelity VIP Mid Cap (Pinnacle)	1,012	5,901	(4,889)	(1,381)	54,067	(60,401)	(7,715)	(12,604)
Fidelity VIP Mid Cap (Pinnacle IV)	2,616	17,133	(14,517)	66,574	153,214	(226,689)	(6,901)	(21,418)
Fidelity VIP Mid Cap (Pinnacle II Reduced M&E)	—	(2)	2	93	207	(212)	88	90
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	1,505	5,866	(4,361)	(5,291)	67,522	(73,829)	(11,598)	(15,959)
Fidelity VIP Mid Cap (Pinnacle Plus)	1,134	9,242	(8,108)	(10,131)	73,448	(71,760)	(8,443)	(16,551)
Fidelity VIP Mid Cap (Pinnacle V)	4,816	32,007	(27,191)	54,217	248,533	(337,684)	(34,934)	(62,125)
Fidelity VIP Overseas (AdvantEdge)	4,051	5,943	(1,892)	13,352	358	(2,643)	11,067	9,175
Fidelity VIP Overseas (AnnuiChoice II)	3,203	2,775	428	5,385	284	(5,541)	128	556
Fidelity VIP Overseas (AnnuiChoice)	1,861	1,894	(33)	8,469	165	(3,658)	4,976	4,943
Fidelity VIP Overseas (GrandMaster flex3)	1,357	1,838	(481)	4,243	120	(1,857)	2,506	2,025
Fidelity VIP Overseas (GrandMaster)	1,961	2,875	(914)	(3,165)	174	8,591	5,600	4,686
Fidelity VIP Overseas (IQ3)	4,390	5,664	(1,274)	10,164	389	(1,484)	9,069	7,795
Fidelity VIP Overseas (Pinnacle)	4,147	5,498	(1,351)	1,873	367	6,737	8,977	7,626
Fidelity VIP Overseas (Pinnacle IV)	5,062	7,036	(1,974)	(6,005)	448	14,075	8,518	6,544
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	892	409	483	(1,889)	79	1,733	(77)	406
Fidelity VIP Overseas (Pinnacle Plus)	2,048	3,364	(1,316)	(2,365)	181	13,759	11,575	10,259
Fidelity VIP Overseas (Pinnacle V)	10,042	15,024	(4,982)	48,969	889	(26,089)	23,769	18,787
Fidelity VIP Target Volatility (AdvantEdge)	—	268	(268)	(129)	345	(625)	(409)	(677)
Fidelity VIP Target Volatility (AnnuiChoice II)	81	39	42	(4)	30	(493)	(467)	(425)
Fidelity VIP Target Volatility (Pinnacle V)	2,393	2,436	(43)	604	1,755	(12,034)	(9,675)	(9,718)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge)	$—	$345	$(345)	$1,764	$—	$(4,001)	$(2,237)	$(2,582)
Columbia VIT Mid Cap Value (AnnuiChoice II)	—	2,602	(2,602)	23	—	(21,733)	(21,710)	(24,312)
Columbia VIT Mid Cap Value (Annuichoice)	—	42	(42)	11	—	(223)	(212)	(254)
Columbia VIT Mid Cap Value (Grandmaster flex3)	—	2,992	(2,992)	5,783	—	(14,724)	(8,941)	(11,933)
Columbia VIT Mid Cap Value (Grandmaster)	—	268	(268)	2,701	—	(1,649)	1,052	784
Columbia VIT Mid Cap Value (Pinnacle)	—	517	(517)	1,663	—	(3,388)	(1,725)	(2,242)
Columbia VIT Mid Cap Value (Pinnacle IV)	—	705	(705)	384	—	(2,778)	(2,394)	(3,099)
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E)	—	520	(520)	(738)	—	(2,264)	(3,002)	(3,522)
Columbia VIT Mid Cap Value (Pinnacle Plus)	—	2,997	(2,997)	4,946	—	(12,553)	(7,607)	(10,604)
Columbia VIT Mid Cap Value (Pinnacle V)	—	3,785	(3,785)	5,214	—	(19,422)	(14,208)	(17,993)
Franklin Growth and Income VIP Fund (Pinnacle)	82,643	31,450	51,193	5,284	51,729	(150,525)	(93,512)	(42,319)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	278	97	181	489	174	(957)	(294)	(113)
Franklin Income VIP Fund (Pinnacle)	221,777	63,838	157,939	110,557	—	(636,520)	(525,963)	(368,024)
Franklin Income VIP Fund (Pinnacle II Reduced M&E)	12,524	2,919	9,605	95	—	(30,912)	(30,817)	(21,212)
JP Morgan IT Mid Cap Value (AnnuiChoice)	21	20	1	8	152	(234)	(74)	(73)
JP Morgan IT Mid Cap Value (GrandMaster flex3)	962	1,600	(638)	12,792	7,354	(22,939)	(2,793)	(3,431)
JP Morgan IT Mid Cap Value (Grandmaster)	791	1,086	(295)	2,727	6,043	(11,593)	(2,823)	(3,118)
JP Morgan IT Mid Cap Value (IQ3)	597	884	(287)	629	4,567	(7,376)	(2,180)	(2,467)
JP Morgan IT Mid Cap Value (Pinnacle)	934	1,286	(352)	1,106	7,133	(11,635)	(3,396)	(3,748)
JP Morgan IT Mid Cap Value (Pinnacle IV)	6,387	9,373	(2,986)	63,169	48,799	(133,537)	(21,569)	(24,555)
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	1,801	2,421	(620)	1,249	13,763	(23,348)	(8,336)	(8,956)
JP Morgan IT Mid Cap Value (Pinnacle Plus)	721	783	(62)	28,697	5,511	(34,770)	(562)	(624)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	515	153	362	11	—	(628)	(617)	(255)
Morgan Stanley UIF Emerging Markets Debt (IQ3)	73	20	53	3	—	(91)	(88)	(35)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	11,462	2,552	8,910	4,322	—	(15,760)	(11,438)	(2,528)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	3,550	955	2,595	1,300	—	(5,350)	(4,050)	(1,455)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	754	158	596	(18)	—	(890)	(908)	(312)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	64	55	9	24	—	15	39	48
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	17	75	(58)	12,835	—	(12,114)	721	663
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	1,603	1,872	(269)	2,631	—	(1,710)	921	652
Morgan Stanley UIF U.S. Real Estate (IQ3)	990	1,080	(90)	429	—	172	601	511
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	6,068	6,479	(411)	50,511	—	(32,210)	18,301	17,890
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	15,276	16,071	(795)	235,259	—	(249,619)	(14,360)	(15,155)
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge)	292	308	(16)	7	—	1,046	1,053	1,037
American Funds Managed Risk Asset Allocation (AnnuiChoice)	1	1	—	—	2	(4)	(2)	(2)
American Funds Managed Risk Asset Allocation (AnnuiChoice II)	1,164	917	247	(60)	1,461	(3,804)	(2,403)	(2,156)
American Funds Managed Risk Asset Allocation (GrandMaster flex3)	89	84	5	(13)	130	(365)	(248)	(243)
American Funds Managed Risk Asset Allocation (Pinnacle)	9	62	(53)	495	14	(320)	189	136
American Funds Managed Risk Asset Allocation (Pinnacle IV)	252	245	7	(62)	378	(669)	(353)	(346)
American Funds Managed Risk Asset Allocation (Pinnacle V)	16,384	16,058	326	378	20,571	(54,934)	(33,985)	(33,659)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	$1,202	$3,301	$(2,099)	$6,296	$13,868	$(33,376)	$(13,212)	$(15,311)
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	610	1,260	(650)	2,109	7,041	(16,618)	(7,468)	(8,118)
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	88	239	(151)	36	1,012	(2,104)	(1,056)	(1,207)
Columbia VIT Small Cap Value Class 2 (Grandmaster)	243	595	(352)	103	2,808	(6,238)	(3,327)	(3,679)
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	535	1,632	(1,097)	571	6,181	(13,049)	(6,297)	(7,394)
Columbia VIT Small Cap Value Class 2 (Pinnacle)	38	105	(67)	(25)	435	(1,210)	(800)	(867)
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	231	593	(362)	(190)	2,663	(5,214)	(2,741)	(3,103)
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	2,988	7,556	(4,568)	5,851	34,476	(80,024)	(39,697)	(44,265)
Franklin Growth and Income VIP Fund (AdvantEdge)	4,726	2,261	2,465	4,537	3,198	(13,615)	(5,880)	(3,415)
Franklin Growth and Income VIP Fund (AnnuiChoice II)	11,028	3,675	7,353	20,373	7,465	(40,870)	(13,032)	(5,679)
Franklin Growth and Income VIP Fund (AnnuiChoice)	6,237	1,839	4,398	8,405	4,221	(20,263)	(7,637)	(3,239)
Franklin Growth and Income VIP Fund (GrandMaster flex3)	10,208	4,615	5,593	13,049	6,910	(33,994)	(14,035)	(8,442)
Franklin Growth and Income VIP Fund (Grandmaster)	24,822	10,002	14,820	10,393	16,802	(58,714)	(31,519)	(16,699)
Franklin Growth and Income VIP Fund (IQ Annuity)	28,779	11,697	17,082	3,893	19,480	(58,456)	(35,083)	(18,001)
Franklin Growth and Income VIP Fund (Pinnacle)	24,382	10,096	14,286	29,321	16,505	(75,868)	(30,042)	(15,756)
Franklin Growth and Income VIP Fund (Pinnacle IV)	62,688	26,646	36,042	148,545	42,434	(266,583)	(75,604)	(39,562)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	1	6	(5)	245	—	(229)	16	11
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)	7,588	2,990	4,598	499	5,136	(14,001)	(8,366)	(3,768)
Franklin Growth and Income VIP Fund (Pinnacle Plus)	9,803	4,259	5,544	44,393	6,635	(65,458)	(14,430)	(8,886)
Franklin Growth and Income VIP Fund (Pinnacle V)	34,302	15,784	18,518	48,995	23,219	(115,076)	(42,862)	(24,344)
Franklin Income VIP Fund (AdvantEdge)	16,596	5,011	11,585	432	—	(38,849)	(38,417)	(26,832)
Franklin Income VIP Fund (AnnuiChoice II)	35,264	8,708	26,556	11,078	—	(104,082)	(93,004)	(66,448)
Franklin Income VIP Fund (AnnuiChoice)	7,721	1,643	6,078	1,372	—	(20,285)	(18,913)	(12,835)
Franklin Income VIP Fund (GrandMaster flex3)	54,026	17,984	36,042	43,053	—	(177,385)	(134,332)	(98,290)
Franklin Income VIP Fund (Grandmaster)	40,287	11,645	28,642	10,334	—	(107,349)	(97,015)	(68,373)
Franklin Income VIP Fund (IQ Annuity)	49,167	15,688	33,479	34,644	—	(158,304)	(123,660)	(90,181)
Franklin Income VIP Fund (Pinnacle IV)	101,116	31,837	69,279	4,378	—	(253,804)	(249,426)	(180,147)
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)	13,861	3,688	10,173	(1,969)	—	(38,426)	(40,395)	(30,222)
Franklin Income VIP Fund (Pinnacle Plus)	18,283	6,606	11,677	(41,715)	—	5,459	(36,256)	(24,579)
Franklin Income VIP Fund (Pinnacle V)	375,438	129,501	245,937	43,345	—	(1,014,532)	(971,187)	(725,250)
Franklin Large Cap Growth VIP Fund (AdvantEdge)	607	3,010	(2,403)	14,684	56,971	(61,006)	10,649	8,246
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)	646	3,118	(2,472)	2,268	60,627	(51,363)	11,532	9,060
Franklin Large Cap Growth VIP Fund (AnnuiChoice)	224	758	(534)	4,281	20,989	(21,421)	3,849	3,315
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)	45	164	(119)	662	4,165	(3,105)	1,722	1,603
Franklin Large Cap Growth VIP Fund (Grandmaster)	113	552	(439)	(840)	10,599	(8,016)	1,743	1,304
Franklin Large Cap Growth VIP Fund (IQ Annuity)	861	3,906	(3,045)	32,424	80,783	(91,992)	21,215	18,170
Franklin Large Cap Growth VIP Fund (Pinnacle)	328	1,614	(1,286)	(1,777)	30,771	(22,041)	6,953	5,667
Franklin Large Cap Growth VIP Fund (Pinnacle IV)	1,723	9,106	(7,383)	21,932	161,736	(151,729)	31,939	24,556
Franklin Large Cap Growth VIP Fund (Pinnacle II Reduced M&E)	—	25	(25)	2,240	—	(1,738)	502	477
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)	211	891	(680)	(192)	19,826	(15,372)	4,262	3,582
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)	405	2,495	(2,090)	(2,075)	37,995	(28,173)	7,747	5,657

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth VIP Fund (Pinnacle V)	$2,742	$16,235	$(13,493)	$42,928	$257,502	$(248,040)	$52,390	$38,897
Franklin Mutual Shares VIP Fund (AdvantEdge)	47,666	25,497	22,169	77,150	105,171	(302,106)	(119,785)	(97,616)
Franklin Mutual Shares VIP Fund (AnnuiChoice II)	21,685	8,274	13,411	27,908	47,848	(132,004)	(56,248)	(42,837)
Franklin Mutual Shares VIP Fund (AnnuiChoice)	7,505	2,378	5,127	6,696	16,560	(42,121)	(18,865)	(13,738)
Franklin Mutual Shares VIP Fund (GrandMaster flex3)	20,976	10,814	10,162	6,969	46,280	(106,202)	(52,953)	(42,791)
Franklin Mutual Shares VIP Fund (IQ Advisor Standard)	362	70	292	12	801	(1,748)	(935)	(643)
Franklin Mutual Shares VIP Fund (IQ Annuity)	9,542	4,466	5,076	11,568	21,054	(57,077)	(24,455)	(19,379)
Franklin Mutual Shares VIP Fund (Pinnacle)	16,341	7,339	9,002	18,616	36,053	(95,354)	(40,685)	(31,683)
Franklin Mutual Shares VIP Fund (Pinnacle IV)	34,566	16,394	18,172	43,153	76,267	(206,285)	(86,865)	(68,693)
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)	—	4	(4)	259	—	(219)	40	36
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)	4,863	1,625	3,238	446	10,728	(27,272)	(16,098)	(12,860)
Franklin Mutual Shares VIP Fund (Pinnacle Plus)	8,973	5,145	3,828	(10,792)	19,799	(26,819)	(17,812)	(13,984)
Franklin Mutual Shares VIP Fund (Pinnacle V)	133,821	64,959	68,862	159,683	295,263	(810,579)	(355,633)	(286,771)
Franklin Mutual Shares VIP Fund(Grandmaster)	13,170	5,642	7,528	33,783	29,060	(94,228)	(31,385)	(23,857)
Franklin Small Cap Value VIP Fund (AdvantEdge)	566	1,157	(591)	(1,189)	13,010	(18,053)	(6,232)	(6,823)
Franklin Small Cap Value VIP Fund (Annuichoice II)	262	806	(544)	3,309	6,023	(12,796)	(3,464)	(4,008)
Franklin Small Cap Value VIP Fund (Annuichoice)	148	193	(45)	1,370	3,412	(6,040)	(1,258)	(1,303)
Franklin Small Cap Value VIP Fund (Grandmaster)	946	1,735	(789)	1,131	21,747	(30,402)	(7,524)	(8,313)
Franklin Small Cap Value VIP Fund (Grandmaster flex3)	156	371	(215)	738	3,580	(6,233)	(1,915)	(2,130)
Franklin Small Cap Value VIP Fund (IQ Annuity)	1,195	2,119	(924)	(10,857)	27,469	(27,226)	(10,614)	(11,538)
Franklin Small Cap Value VIP Fund (Pinnacle Plus Reduced M&E)	71	114	(43)	(26)	1,613	(2,555)	(968)	(1,011)
Franklin Small Cap Value VIP Fund (Pinnacle Plus)	325	1,007	(682)	(10,788)	7,465	(3,188)	(6,511)	(7,193)
Franklin Small Cap Value VIP Fund (Pinnacle)	973	2,078	(1,105)	6,837	22,365	(41,213)	(12,011)	(13,116)
Franklin Small Cap Value VIP Fund (Pinnacle IV)	864	1,962	(1,098)	2,414	19,879	(32,883)	(10,590)	(11,688)
Franklin Small Cap Value VIP Fund (Pinnacle V)	2,030	5,017	(2,987)	20,883	46,688	(95,186)	(27,615)	(30,602)
Invesco VI American Franchise (AdvantEdge)	—	215	(215)	505	75	64	644	429
Invesco VI American Franchise (AnnuiChoice II)	—	289	(289)	449	149	712	1,310	1,021
Invesco VI American Franchise (GrandMaster flex3)	—	207	(207)	29	73	508	610	403
Invesco VI American Franchise (Grandmaster)	—	74	(74)	23	31	203	257	183
Invesco VI American Franchise (IQ Annuity)	—	3	(3)	13	1	4	18	15
Invesco VI American Franchise (Pinnacle Plus Reduced M&E)	—	3	(3)	53	—	(33)	20	17
Invesco VI American Franchise (Pinnacle Plus)	—	1,240	(1,240)	15,230	170	(9,558)	5,842	4,602
Invesco VI American Franchise (Pinnacle)	—	255	(255)	893	96	(100)	889	634
Invesco VI American Franchise (Pinnacle IV)	—	2,149	(2,149)	12,457	786	(6,204)	7,039	4,890
Invesco VI American Franchise (Pinnacle V)	—	1,252	(1,252)	29,202	388	(26,608)	2,982	1,730
Invesco VI American Value (AdvantEdge)	27	5,586	(5,559)	19,989	40,817	(92,329)	(31,523)	(37,082)
Invesco VI American Value (AnnuiChoice II)	28	4,174	(4,146)	15,259	42,978	(95,501)	(37,264)	(41,410)
Invesco VI American Value (AnnuiChoice)	—	28	(28)	4	338	(594)	(252)	(280)
Invesco VI American Value (Grandmaster flex3)	—	34	(34)	(2)	—	(1,368)	(1,370)	(1,404)
Invesco VI American Value (Grandmaster)	2	363	(361)	(4,609)	4,135	(1,329)	(1,803)	(2,164)
Invesco VI American Value (IQ Annuity)	2	1,140	(1,138)	2,783	1,712	(8,234)	(3,739)	(4,877)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Invesco VI American Value (Pinnacle Plus Reduced M&E)	$2	$351	$(349)	$(292)	$2,967	$(5,377)	$(2,702)	$(3,051)
Invesco VI American Value (Pinnacle Plus)	10	3,508	(3,498)	(544)	16,948	(29,823)	(13,419)	(16,917)
Invesco VI American Value II (Pinnacle V)	53	8,884	(8,831)	(3,611)	80,171	(144,051)	(67,491)	(76,322)
Invesco VI American Value II (Pinnacle)	3	480	(477)	(2,608)	4,201	(8,173)	(6,580)	(7,057)
Invesco VI American Value II (Pinnacle IV)	5	863	(858)	(3,018)	7,523	(9,450)	(4,945)	(5,803)
Invesco VI Comstock (AdvantEdge)	3,693	3,458	235	7,625	610	(24,642)	(16,407)	(16,172)
Invesco VI Comstock (AnnuiChoice II)	7,382	4,855	2,527	8,897	1,219	(43,294)	(33,178)	(30,651)
Invesco VI Comstock (AnnuiChoice)	905	540	365	726	149	(5,131)	(4,256)	(3,891)
Invesco VI Comstock (GrandMaster flex3)	2,086	1,935	151	2,755	345	(12,905)	(9,805)	(9,654)
Invesco VI Comstock (Grandmaster)	790	1,540	(750)	42,705	131	(42,055)	781	31
Invesco VI Comstock (IQ Annuity)	431	372	59	263	71	(2,362)	(2,028)	(1,969)
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	1,115	780	335	1,708	184	(7,356)	(5,464)	(5,129)
Invesco VI Comstock (Pinnacle Plus)	995	993	2	1,418	164	(6,091)	(4,509)	(4,507)
Invesco VI Comstock (Pinnacle)	1,434	1,164	270	856	237	(7,691)	(6,598)	(6,328)
Invesco VI Comstock (Pinnacle IV)	4,715	4,151	564	34,255	779	(56,435)	(21,401)	(20,837)
Invesco VI Comstock (Pinnacle II Reduced M&E)	—	8	(8)	837	—	(767)	70	62
Invesco VI Comstock (Pinnacle V)	22,618	18,682	3,936	24,422	3,736	(135,382)	(107,224)	(103,288)
Invesco VI International Growth Class II (Advantedge)	1,276	1,615	(339)	1,120	—	(4,679)	(3,559)	(3,898)
Invesco VI International Growth Class II (IQ Advisor Enhanced)	2,651	2,317	334	(367)	—	(8,810)	(9,177)	(8,843)
Invesco VI International Growth Class II (Pinnacle Plus)	1,514	1,411	103	3,510	—	(10,701)	(7,191)	(7,088)
Invesco VI International Growth Class II (Pinnacle)	886	1,078	(192)	3,011	—	(5,390)	(2,379)	(2,571)
Invesco VI International Growth Class II (Pinnacle V)	8,674	9,156	(482)	9,314	—	(42,498)	(33,184)	(33,666)
Invesco VI International Growth II (Grandmaster)	393	265	128	(27)	—	(3,143)	(3,170)	(3,042)
Templeton Foreign VIP Fund (IQ Annuity)	10,198	4,561	5,637	10,098	10,416	(49,186)	(28,672)	(23,035)
Templeton Foreign VIP (Pinnacle)	7,083	2,976	4,107	9,384	7,234	(34,230)	(17,612)	(13,505)
Templeton Foreign VIP (Pinnacle IV)	28,318	12,587	15,731	24,094	28,924	(126,142)	(73,124)	(57,393)
Templeton Foreign VIP (Pinnacle II Reduced M&E)	—	8	(8)	317	—	(135)	182	174
Templeton Foreign VIP (Pinnacle V)	51,984	25,115	26,869	12,738	53,095	(231,959)	(166,126)	(139,257)
Templeton Foreign VIP Fund (AnnuiChoice II)	9,809	3,758	6,051	1,644	10,018	(44,768)	(33,106)	(27,055)
Templeton Foreign VIP Fund (AnnuiChoice)	2,090	643	1,447	936	2,134	(9,183)	(6,113)	(4,666)
Templeton Foreign VIP Fund (AdvantEdge)	14,326	7,201	7,125	175	14,633	(55,909)	(41,101)	(33,976)
Templeton Foreign VIP Fund (GrandMaster flex3)	10,789	5,201	5,588	(3,947)	11,021	(38,573)	(31,499)	(25,911)
Templeton Foreign VIP Fund (Grandmaster)	3,545	1,487	2,058	(2,769)	3,621	(9,624)	(8,772)	(6,714)
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E)	3,902	1,422	2,480	(9,031)	3,985	(11,040)	(16,086)	(13,606)
Templeton Foreign VIP Fund (Pinnacle Plus)	8,404	4,911	3,493	(22,994)	8,584	2,039	(12,371)	(8,878)
Templeton Global Bond VIP Fund (Pinnacle)	4,497	851	3,646	(666)	292	(6,805)	(7,179)	(3,533)
Templeton Global Bond VIP Fund (Grandmaster)	473	179	294	(1,102)	31	94	(977)	(683)
Templeton Global Bond VIP Fund (GrandMaster flex3)	6,816	1,735	5,081	(254)	443	(13,472)	(13,283)	(8,202)
Templeton Global Bond VIP Fund (Pinnacle V)	4,175	717	3,458	(1,187)	271	(5,254)	(6,170)	(2,712)
Templeton Global Bond VIP Fund (Pinnacle IV)	16,844	3,147	13,697	(8,415)	1,094	(19,619)	(26,940)	(13,243)
Templeton Global Bond VIP Fund (AnnuiChoice II)	22,662	3,385	19,277	(754)	1,472	(36,126)	(35,408)	(16,131)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Templeton Growth VIP Fund (AdvantEdge)	$2,364	$1,480	$884	$2,382	$—	$(10,398)	$(8,016)	$(7,132)
Templeton Growth VIP Fund (AnnuiChoice II)	3,493	1,702	1,791	7,629	—	(20,668)	(13,039)	(11,248)
Templeton Growth VIP Fund (AnnuiChoice)	698	271	427	58	—	(2,504)	(2,446)	(2,019)
Templeton Growth VIP Fund (GrandMaster flex3)	9,594	5,604	3,990	5,541	—	(38,196)	(32,655)	(28,665)
Templeton Growth VIP Fund (Grandmaster)	2,267	1,210	1,057	4,070	—	(11,728)	(7,658)	(6,601)
Templeton Growth VIP Fund (IQ Advisor Standard)	282	66	216	3	—	(993)	(990)	(774)
Templeton Growth VIP Fund (IQ Annuity)	5,909	3,332	2,577	8,306	—	(28,098)	(19,792)	(17,215)
Templeton Growth VIP Fund (Pinnacle)	3,692	1,927	1,765	1,077	—	(13,824)	(12,747)	(10,982)
Templeton Growth VIP Fund (Pinnacle IV)	19,387	10,939	8,448	62,080	—	(126,482)	(64,402)	(55,954)
Templeton Growth VIP Fund (Pinnacle II Reduced M&E)	291	124	167	28	—	(1,046)	(1,018)	(851)
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E)	1,581	874	707	(527)	—	(7,949)	(8,476)	(7,769)
Templeton Growth VIP Fund (Pinnacle Plus)	3,810	2,226	1,584	(12,228)	—	4,714	(7,514)	(5,930)
Templeton Growth VIP Fund (Pinnacle V)	17,378	10,629	6,749	76,783	—	(132,870)	(56,087)	(49,338)
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	9,988	2,952	7,036	(145)	—	(12,876)	(13,021)	(5,985)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	5,472	1,016	4,456	(3,300)	—	(3,853)	(7,153)	(2,697)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	5,049	963	4,086	(13)	—	(6,131)	(6,144)	(2,058)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	6,710	1,989	4,721	(208)	—	(7,953)	(8,161)	(3,440)
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	61	16	45	(1)	—	(73)	(74)	(29)
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	8,020	2,246	5,774	36	—	(9,825)	(9,789)	(4,015)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	2,699	759	1,940	(1,185)	—	(1,948)	(3,133)	(1,193)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	2,820	763	2,057	(739)	—	(3,514)	(4,253)	(2,196)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	6,119	1,742	4,377	(5,844)	—	(695)	(6,539)	(2,162)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	15,773	5,220	10,553	(8,060)	—	(8,280)	(16,340)	(5,787)
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	2,660	5,743	(3,083)	5,921	—	(46,619)	(40,698)	(43,781)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	578	856	(278)	(240)	—	(9,401)	(9,641)	(9,919)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	675	843	(168)	1,647	—	(10,055)	(8,408)	(8,576)
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	1,085	2,223	(1,138)	3,884	—	(20,107)	(16,223)	(17,361)
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	2,400	3,808	(1,408)	(14,602)	—	(7,710)	(22,312)	(23,720)
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	2,424	4,702	(2,278)	9,491	—	(45,463)	(35,972)	(38,250)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	864	1,578	(714)	2,356	—	(15,010)	(12,654)	(13,368)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	3,875	7,009	(3,134)	(4,204)	—	(42,586)	(46,790)	(49,924)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	345	591	(246)	(316)	—	(5,957)	(6,273)	(6,519)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	2,281	5,706	(3,425)	(2,462)	—	(26,303)	(28,765)	(32,190)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	5,387	11,754	(6,367)	16,151	—	(93,432)	(77,281)	(83,648)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	1,220	1,373	(153)	2,706	—	1,641	4,347	4,194
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	6,227	8,320	(2,093)	28,916	—	(32,116)	(3,200)	(5,293)
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	3,593	4,902	(1,309)	12,310	—	(9,965)	2,345	1,036
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	2,651	2,581	70	2,645	—	(1,082)	1,563	1,633
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	50	40	10	388	—	(333)	55	65
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	786	1,043	(257)	3,792	—	(3,552)	240	(17)
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	799	907	(108)	4,344	—	(3,780)	564	456

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	$2,805	$3,151	$(346)	$43,839	$—	$(43,957)	$(118)	$(464)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	5,463	7,553	(2,090)	68,491	—	(65,339)	3,152	1,062
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	12,193	16,606	(4,413)	89,890	—	(77,370)	12,520	8,107
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	—	4,507	(4,507)	7,132	21,686	(8,825)	19,993	15,486
BlackRock Capital Appreciation VI (AnnuiChoice II)	—	1,578	(1,578)	137	14,317	(6,408)	8,046	6,468
BlackRock Capital Appreciation VI (Annuichoice)	—	4	(4)	—	26	(5)	21	17
BlackRock Capital Appreciation VI (Grandmaster flex3)	—	149	(149)	17	768	(182)	603	454
BlackRock Capital Appreciation VI Class III (Grandmaster)	—	810	(810)	(314)	8,717	(10,892)	(2,489)	(3,299)
BlackRock Capital Appreciation VI Class III (Pinnacle)	—	335	(335)	(335)	3,427	(2,888)	204	(131)
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	—	712	(712)	(1,333)	3,663	1,234	3,564	2,852
BlackRock Capital Appreciation VI Class III (Pinnacle V)	—	13,127	(13,127)	8,876	69,431	(25,720)	52,587	39,460
BlackRock Global Allocation VI (Advantedge)	4,829	7,813	(2,984)	731	26,314	(36,879)	(9,834)	(12,818)
BlackRock Global Allocation VI (AnnuiChoice II)	1,489	1,561	(72)	254	9,173	(14,206)	(4,779)	(4,851)
BlackRock Global Allocation VI (Annuichoice)	400	390	10	(295)	2,244	(2,716)	(767)	(757)
BlackRock Global Allocation VI (Grandmaster flex3)	1,909	2,850	(941)	(6,755)	10,852	(7,415)	(3,318)	(4,259)
BlackRock Global Allocation VI (Grandmaster)	79	128	(49)	(390)	426	(115)	(79)	(128)
BlackRock Global Allocation VI Class III (Pinnacle)	229	326	(97)	(770)	1,289	(818)	(299)	(396)
BlackRock Global Allocation VI Class III (Pinnacle IV)	413	584	(171)	(734)	2,486	(2,684)	(932)	(1,103)
BlackRock Global Allocation VI Class III (Pinnacle V)	2,601	3,856	(1,255)	(6,935)	14,865	(16,349)	(8,419)	(9,674)
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	91	39	52	(8)	158	(852)	(702)	(650)
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)	1,383	1,734	(351)	3,483	2,403	(13,277)	(7,391)	(7,742)
Non-Affiliated Class 4:
American Funds Capital Income Builder (Pinnacle IV)*	202	85	117	(2)	—	(1,116)	(1,118)	(1,001)
American Funds Capital Income Builder (Pinnacle V)*	1,313	(328)	1,641	(1,570)	—	(880)	(2,450)	(809)
American Funds Capital Income Builder (AnnuiChoice II)*	1,670	(454)	2,124	(88)	—	(3,068)	(3,156)	(1,032)
American Funds Global Growth (AdvantEdge)	223	330	(107)	(60)	2,050	(850)	1,140	1,033
American Funds Global Growth (AnnuiChoice)	262	59	203	14	—	(89)	(75)	128
American Funds Global Growth (AnnuiChoice II)	4,952	3,593	1,359	(440)	34,144	(45,458)	(11,754)	(10,395)
American Funds Global Growth (GrandMaster)	3,435	1,111	2,324	245	—	(2,667)	(2,422)	(98)
American Funds Global Growth (GrandMaster flex3)	341	414	(73)	(13)	2,837	(2,069)	755	682
American Funds Global Growth (Pinnacle)	4	6	(2)	(4)	42	(16)	22	20
American Funds Global Growth (Pinnacle IV)	2,489	829	1,660	(71)	164	(855)	(762)	898
American Funds Global Growth (Pinnacle V)	2,214	1,754	460	(622)	4,042	(3,311)	109	569
American Funds Growth (AnnuiChoice II)	1,010	1,268	(258)	(121)	23,618	(18,437)	5,060	4,802
American Funds Growth (Pinnacle)	—	11	(11)	174	—	(52)	122	111
American Funds Growth (Pinnacle IV)	44	34	10	(2)	—	(66)	(68)	(58)
American Funds Growth (Pinnacle V)	197	176	21	(28)	2,284	(2,047)	209	230
American Funds Growth-Income (AdvantEdge)	371	370	1	(175)	3,660	(3,614)	(129)	(128)
American Funds Growth-Income (AnnuiChoice II)	5,416	7,755	(2,339)	(64,863)	113,532	(39,233)	9,436	7,097
American Funds Growth-Income (GrandMaster)	1,597	648	949	(1,846)	3,162	(3,872)	(2,556)	(1,607)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 4 (continued):
American Funds Growth-Income (Pinnacle)	$218	$175	$43	$(8)	$1,663	$(1,833)	$(178)	$(135)
American Funds Growth-Income (Pinnacle IV)	932	603	329	(1,119)	5,912	(6,567)	(1,774)	(1,445)
American Funds Growth-Income (Pinnacle V)	8,880	6,759	2,121	(10,486)	68,785	(67,040)	(8,741)	(6,620)
American Funds New World (AdvantEdge)	66	184	(118)	(45)	686	(1,161)	(520)	(638)
American Funds New World (AnnuiChoice)	48	42	6	5	—	(158)	(153)	(147)
American Funds New World (AnnuiChoice II)	560	873	(313)	(380)	4,812	(10,513)	(6,081)	(6,394)
American Funds New World (GrandMaster)	492	583	(91)	(41)	—	(1,633)	(1,674)	(1,765)
American Funds New World (GrandMaster flex3)	43	102	(59)	(12)	394	(837)	(455)	(514)
American Funds New World (Pinnacle)	131	278	(147)	(708)	916	(1,039)	(831)	(978)
American Funds New World (Pinnacle IV)	608	983	(375)	(1,747)	1,684	(2,229)	(2,292)	(2,667)
American Funds New World (Pinnacle V)	683	1,616	(933)	(11,362)	5,122	1,932	(4,308)	(5,241)
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)	5,911	7,431	(1,520)	20,914	42,567	(90,963)	(27,482)	(29,002)
Deutsche Small Cap Index VIP (Pinnacle IV)	110	107	3	2,737	788	(4,425)	(900)	(897)
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)	32	35	(3)	8	232	(413)	(173)	(176)
Non-Affiliated Class B:
Deutsche Small Cap Index (AdvantEdge)	289	76	213	474	2,804	(5,213)	(1,935)	(1,722)
Deutsche Small Cap Index (AnnuiChoice II)	2,461	3,011	(550)	1,262	23,830	(56,672)	(31,580)	(32,130)
Deutsche Small Cap Index (AnnuiChoice)	188	245	(57)	168	1,816	(3,342)	(1,358)	(1,415)
Deutsche Small Cap Index (GrandMaster flex3)	579	1,191	(612)	6,907	5,601	(16,424)	(3,916)	(4,528)
Deutsche Small Cap Index (Grandmaster)	223	349	(126)	772	2,157	(4,618)	(1,689)	(1,815)
Deutsche Small Cap Index (IQ3)	826	1,467	(641)	4,932	8,001	(18,240)	(5,307)	(5,948)
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)	1,282	1,958	(676)	(702)	12,417	(22,076)	(10,361)	(11,037)
Deutsche Small Cap Index (Pinnacle Plus)	573	1,270	(697)	3,466	5,544	(12,500)	(3,490)	(4,187)
Deutsche Small Cap Index VIP (Pinnacle IV)	1,902	3,241	(1,339)	40,673	18,417	(69,167)	(10,077)	(11,416)
Deutsche Small Cap Index VIP (Pinnacle V)	1,629	3,035	(1,406)	30,447	15,776	(55,629)	(9,406)	(10,812)
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	5,004	2,498	2,506	(7,465)	—	(11,453)	(18,918)	(16,412)
Pimco VIT All Asset (IQ Annuity)	3,951	1,790	2,161	(321)	—	(14,971)	(15,292)	(13,131)
Pimco VIT All Asset (Pinnacle)	1,370	594	776	(298)	—	(4,904)	(5,202)	(4,426)
Pimco VIT All Asset (AnnuiChoice II)	3,829	1,803	2,026	(11,231)	—	(2,791)	(14,022)	(11,996)
Pimco VIT All Asset (AnnuiChoice)	519	173	346	(698)	—	(1,373)	(2,071)	(1,725)
Pimco VIT All Asset (GrandMaster flex3)	472	620	(148)	(9,148)	—	5,807	(3,341)	(3,489)
Pimco VIT All Asset (Grandmaster)	11,146	4,845	6,301	(5,177)	—	(39,100)	(44,277)	(37,976)
Pimco VIT All Asset (Pinnacle IV)	18,533	10,358	8,175	(48,846)	—	(14,589)	(63,435)	(55,260)
Pimco VIT All Asset (Pinnacle Plus Reduced M&E)	905	331	574	(858)	—	(2,708)	(3,566)	(2,992)
Pimco VIT All Asset (Pinnacle Plus)	2,753	1,587	1,166	(8,888)	—	(1,424)	(10,312)	(9,146)
Pimco VIT All Asset (Pinnacle V)	12,097	5,693	6,404	(4,832)	—	(42,498)	(47,330)	(40,926)
Pimco VIT Commodity Real Return (Pinnacle)	4,784	1,473	3,311	(17,790)	—	(17,428)	(35,218)	(31,907)
Pimco VIT Commodity Real Return (Pinnacle IV)	3,840	1,231	2,609	(17,370)	—	(8,955)	(26,325)	(23,716)
Pimco VIT Commodity Real Return (Pinnacle V)	34,190	12,717	21,473	(86,535)	—	(184,122)	(270,657)	(249,184)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	$17,553	$6,416	$11,137	$(35,805)	$—	$(94,642)	$(130,447)	$(119,310)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	5,500	(1,258)	6,758	(47,340)	—	17,677	(29,663)	(22,905)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	166	33	133	(1,164)	—	222	(942)	(809)
Pimco VIT Commodity Real Return Strategy (Grandmaster)	4,325	1,117	3,208	(25,322)	—	(511)	(25,833)	(22,625)
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	6,068	2,134	3,934	(4,241)	—	(44,577)	(48,818)	(44,884)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	642	211	431	(4,436)	—	317	(4,119)	(3,688)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E)	1,103	264	839	(4,745)	—	(2,650)	(7,395)	(6,556)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	4,265	1,608	2,657	(5,360)	—	(25,481)	(30,841)	(28,184)
Pimco VIT Long Term Government (AnnuiChoice II)	1,362	536	826	(2)	—	(4,156)	(4,158)	(3,332)
Pimco VIT Long Term Government (Pinnacle)	133	122	11	(10,006)	—	—	(10,006)	(9,995)
Pimco VIT Low Duration (AnnuiChoice II)	5,049	1,523	3,526	394	—	(5,158)	(4,764)	(1,238)
Pimco VIT Low Duration (AnnuiChoice)	100	32	68	2	—	(93)	(91)	(23)
Pimco VIT Low Duration (GrandMaster flex3)	3,107	1,464	1,643	(145)	—	(2,715)	(2,860)	(1,217)
Pimco VIT Low Duration (Grandmaster)	7,474	2,955	4,519	6	—	(7,115)	(7,109)	(2,590)
Pimco VIT Low Duration (IQ Annuity)	20,836	9,226	11,610	174	—	(19,493)	(19,319)	(7,709)
Pimco VIT Low Duration (Pinnacle)	887	364	523	48	—	(872)	(824)	(301)
Pimco VIT Low Duration (Pinnacle IV)	1,654	639	1,015	(38)	—	(1,515)	(1,553)	(538)
Pimco VIT Low Duration (AdvantEdge)	3,037	1,752	1,285	409	—	(2,805)	(2,396)	(1,111)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	426	140	286	(9)	—	(420)	(429)	(143)
Pimco VIT Low Duration (Pinnacle Plus)	2,038	1,615	423	(2,575)	—	856	(1,719)	(1,296)
Pimco VIT Low Duration (Pinnacle V)	29,710	14,441	15,269	(354)	—	(27,345)	(27,699)	(12,430)
Pimco VIT Real Return (Pinnacle IV)	3,239	1,212	2,027	(1,390)	—	(3,770)	(5,160)	(3,133)
Pimco VIT Real Return (AdvantEdge)	1,468	1,297	171	(5,076)	—	2,822	(2,254)	(2,083)
Pimco VIT Real Return (AnnuiChoice II)	7,439	2,009	5,430	(2,259)	—	(10,313)	(12,572)	(7,142)
Pimco VIT Real Return (AnnuiChoice)	3,906	972	2,934	(101)	—	(6,479)	(6,580)	(3,646)
Pimco VIT Real Return (GrandMaster flex3)	2,099	793	1,306	(4)	—	(3,575)	(3,579)	(2,273)
Pimco VIT Real Return (Grandmaster)	1,205	422	783	(370)	—	(1,671)	(2,041)	(1,258)
Pimco VIT Real Return (IQ Annuity)	9,963	3,615	6,348	74	—	(16,891)	(16,817)	(10,469)
Pimco VIT Real Return (Pinnacle)	3,616	1,224	2,392	(253)	—	(5,842)	(6,095)	(3,703)
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	540	157	383	(10)	—	(902)	(912)	(529)
Pimco VIT Real Return (Pinnacle Plus)	3,515	2,416	1,099	(3,041)	—	(2,598)	(5,639)	(4,540)
Pimco VIT Real Return (Pinnacle V)	31,717	13,218	18,499	(14,954)	—	(38,791)	(53,745)	(35,246)
Pimco VIT Total Return (Pinnacle V)	582,115	179,256	402,859	(15,344)	128,750	(667,169)	(553,763)	(150,904)
Pimco VIT Total Return (AdvantEdge)	218,779	75,507	143,272	(3,199)	45,352	(239,994)	(197,841)	(54,569)
Pimco VIT Total Return (AnnuiChoice II)	101,781	23,707	78,074	(2,018)	22,866	(119,473)	(98,625)	(20,551)
Pimco VIT Total Return (AnnuiChoice)	13,820	2,904	10,916	(233)	2,949	(15,407)	(12,691)	(1,775)
Pimco VIT Total Return (GrandMaster flex3)	20,947	6,761	14,186	185	4,530	(23,962)	(19,247)	(5,061)
Pimco VIT Total Return (Grandmaster)	35,553	10,588	24,965	(1,844)	7,162	(36,792)	(31,474)	(6,509)
Pimco VIT Total Return (IQ Annuity)	43,331	13,328	30,003	(99)	9,162	(48,688)	(39,625)	(9,622)
Pimco VIT Total Return (Pinnacle)	30,379	8,620	21,759	(762)	6,479	(33,827)	(28,110)	(6,351)
Pimco VIT Total Return (Pinnacle IV)	24,068	7,304	16,764	(2,492)	4,947	(24,236)	(21,781)	(5,017)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Advisor Class (continued):
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	$1,762	$401	$1,361	$(10)	$390	$(2,440)	$(2,060)	$(699)
Pimco VIT Total Return (Pinnacle Plus)	31,299	11,656	19,643	(4,858)	6,270	(29,017)	(27,605)	(7,962)
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle)	356	1,004	(648)	19,517	490	(3,877)	16,130	15,482
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)	359	237	122	466	494	(1,408)	(448)	(326)
Guggenheim VT Global Managed Future Strategy (Pinnacle V)	5,877	3,973	1,904	(3,263)	8,061	(14,311)	(9,513)	(7,609)
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	2,732	1,838	894	(631)	3,748	(9,044)	(5,927)	(5,033)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	800	483	317	184	1,097	(2,434)	(1,153)	(836)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	300	126	174	(534)	411	(345)	(468)	(294)
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)	91	48	43	124	124	(501)	(253)	(210)
Guggenheim VT Global Managed Futures Strategies (Grandmaster)	103	64	39	686	141	(870)	(43)	(4)
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	27	17	10	2	36	(82)	(44)	(34)
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus Reduced M&E)	267	133	134	560	365	(1,364)	(439)	(305)
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	502	369	133	(32)	689	(1,456)	(799)	(666)
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	919	2,139	(1,220)	1,837	—	(367)	1,470	250
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	285	785	(500)	4,572	—	(3,346)	1,226	726
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	728	1,102	(374)	251	—	1,026	1,277	903
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	143	325	(182)	256	—	(44)	212	30
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	343	705	(362)	547	—	94	641	279
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	498	1,106	(608)	1,041	—	(133)	908	300
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	475	1,526	(1,051)	16,779	—	(14,656)	2,123	1,072
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	123	267	(144)	308	—	(68)	240	96
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	209	342	(133)	365	—	(160)	205	72
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	220	617	(397)	2,443	—	(1,760)	683	286
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	777	1,931	(1,154)	2,801	—	(1,050)	1,751	597
Guggenheim VT Long Short Equity (AdvantEdge)	—	306	(306)	459	—	(174)	285	(21)
Guggenheim VT Long Short Equity (AnnuiChoice II)	—	794	(794)	2,135	—	(877)	1,258	464
Guggenheim VT Long Short Equity (AnnuiChoice)	—	32	(32)	106	—	(39)	67	35
Guggenheim VT Long Short Equity (GrandMaster flex3)	—	59	(59)	258	—	(233)	25	(34)
Guggenheim VT Long Short Equity (Grandmaster)	—	53	(53)	214	—	(130)	84	31
Guggenheim VT Long Short Equity (IQ Annuity)	—	32	(32)	424	—	(252)	172	140
Guggenheim VT Long Short Equity (Pinnacle)	—	214	(214)	1,113	—	(769)	344	130
Guggenheim VT Long Short Equity (Pinnacle IV)	—	350	(350)	1,079	—	(720)	359	9
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E)	—	130	(130)	310	—	(150)	160	30
Guggenheim VT Long Short Equity (Pinnacle Plus)	—	555	(555)	7,606	—	(7,265)	341	(214)
Guggenheim VT Long Short Equity (Pinnacle V)	—	1,251	(1,251)	3,800	—	(3,004)	796	(455)
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ®)	373	293	80	91	24	(401)	(286)	(206)
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)	868	997	(129)	218	56	(953)	(679)	(808)
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)	244	189	55	4	23	(408)	(381)	(326)
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)	12,419	15,226	(2,807)	2,577	817	(13,562)	(10,168)	(12,975)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares (continued):
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)	$287	$301	$(14)	$244	$—	$(462)	$(218)	$(232)
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)	663	521	142	38	—	(546)	(508)	(366)
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)	11,738	13,164	(1,426)	1,229	—	(10,741)	(9,512)	(10,938)
iShares TIPS Bond ETF (Varoom GLWB 2)	60	493	(433)	93	—	(477)	(384)	(817)
iShares TIPS Bond ETF (Varoom GLWB 3)	38	221	(183)	(10)	—	(232)	(242)	(425)
iShares TIPS Bond ETF (Varoom GLWB 5)	354	2,949	(2,595)	(5)	—	(2,348)	(2,353)	(4,948)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	330	100	230	67	—	(701)	(634)	(404)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	2,175	1,035	1,140	260	—	(4,445)	(4,185)	(3,045)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	5,798	2,067	3,731	512	—	(11,435)	(10,923)	(7,192)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	8,219	4,190	4,029	771	—	(16,966)	(16,195)	(12,166)
iShares S&P 500 Growth ETF (Varoom)	739	872	(133)	1,300	—	532	1,832	1,699
iShares S&P 500 Growth ETF (Varoom GLWB 1)	2,163	3,417	(1,254)	5,076	—	500	5,576	4,322
iShares S&P 500 Growth ETF (Varoom GLWB 2)	144	246	(102)	564	—	(171)	393	291
iShares S&P 500 Growth ETF (Varoom GLWB 3)	1,269	1,523	(254)	2,772	—	(332)	2,440	2,186
iShares S&P 500 Growth ETF (Varoom GLWB 4)	22,188	36,531	(14,343)	28,872	—	21,002	49,874	35,531
iShares S&P 500 Growth ETF (Varoom GLWB 5)	467	801	(334)	622	—	264	886	552
iShares Core S&P 500 Index ETF (Varoom)	2,288	1,908	380	3,582	—	(4,460)	(878)	(498)
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	21,090	23,582	(2,492)	31,909	—	(38,127)	(6,218)	(8,710)
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	616	753	(137)	1,829	—	(1,958)	(129)	(266)
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	9,714	8,508	1,206	43,904	—	(49,881)	(5,977)	(4,771)
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	395,911	474,763	(78,852)	500,583	—	(654,278)	(153,695)	(232,547)
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	22,926	29,405	(6,479)	24,077	—	(35,886)	(11,809)	(18,288)
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	1,163	1,170	(7)	1,615	—	(4,303)	(2,688)	(2,695)
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	225	241	(16)	296	—	(806)	(510)	(526)
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	2,334	1,860	474	995	—	(6,551)	(5,556)	(5,082)
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	7,407	8,125	(718)	8,193	—	(25,292)	(17,099)	(17,817)
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	2,242	2,643	(401)	1,863	—	(7,163)	(5,300)	(5,701)
iShares Core S&P MidCap Index ETF (Varoom)	780	943	(163)	1,187	—	(3,109)	(1,922)	(2,085)
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	4,347	7,027	(2,680)	8,587	—	(18,592)	(10,005)	(12,685)
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	1,330	2,352	(1,022)	3,170	—	(6,242)	(3,072)	(4,094)
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	2,126	2,812	(686)	10,706	—	(16,950)	(6,244)	(6,930)
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	74,980	129,410	(54,430)	140,281	—	(334,523)	(194,242)	(248,672)
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	5,079	9,384	(4,305)	6,738	—	(20,660)	(13,922)	(18,227)
iShares Core S&P Small Cap Index ETF (Varoom)	499	626	(127)	789	—	(1,992)	(1,203)	(1,330)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	2,092	3,519	(1,427)	5,091	—	(9,756)	(4,665)	(6,092)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	687	1,259	(572)	1,498	—	(3,067)	(1,569)	(2,141)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	1,134	1,559	(425)	6,643	—	(9,981)	(3,338)	(3,763)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	36,034	64,825	(28,791)	75,251	—	(163,406)	(88,155)	(116,946)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	4,218	8,156	(3,938)	5,618	—	(16,197)	(10,579)	(14,517)
iShares International Treasury Bond (Varoom)	21	322	(301)	(78)	—	(1,338)	(1,416)	(1,717)
iShares International Treasury Bond (Varoom GLWB 1)	169	3,482	(3,313)	(571)	—	(10,467)	(11,038)	(14,351)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2015

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares (continued):
iShares International Treasury Bond (Varoom GLWB 2)	$—	$10	$(10)	$(85)	$—	$12	$(73)	$(83)
iShares International Treasury Bond (Varoom GLWB 3)	35	407	(372)	(2,624)	—	174	(2,450)	(2,822)
iShares International Treasury Bond (Varoom GLWB 4)	2,864	64,003	(61,139)	(5,078)	—	(173,456)	(178,534)	(239,673)
iShares International Treasury Bond (Varoom GLWB 5)	3	77	(74)	(10)	—	(190)	(200)	(274)
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	184	144	40	207	—	(548)	(341)	(301)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	6,518	7,380	(862)	6,090	—	(18,005)	(11,915)	(12,777)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	5,002	4,193	809	3,061	—	(12,579)	(9,518)	(8,709)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	20,592	24,775	(4,183)	13,690	—	(52,181)	(38,491)	(42,674)
Vanguard Emerging Markets Index Fund ETF (Varoom)	581	376	205	(35)	—	(3,993)	(4,028)	(3,823)
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)	1,988	1,852	136	1,014	—	(13,992)	(12,978)	(12,842)
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)	2,006	1,419	587	(150)	—	(13,346)	(13,496)	(12,909)
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)	5,670	5,556	114	343	—	(38,565)	(38,222)	(38,108)
Vanguard Developed Markets Index FundETF (Varoom)	750	489	261	261	—	(1,039)	(778)	(517)
Vanguard Developed Markets Index FundETF (Varoom GLWB 1)	3,978	3,504	474	2,612	—	(6,130)	(3,518)	(3,044)
Vanguard Developed Markets Index FundETF (Varoom GLWB 2)	88	86	2	274	—	(315)	(41)	(39)
Vanguard Developed Markets Index FundETF (Varoom GLWB 3)	919	523	396	(22)	—	(1,363)	(1,385)	(989)
Vanguard Developed Markets Index FundETF (Varoom GLWB 4)	68,463	64,637	3,826	55,231	—	(132,630)	(77,399)	(73,573)
Vanguard Developed Markets Index FundETF (Varoom GLWB 5)	3,356	3,395	(39)	1,561	—	(7,252)	(5,691)	(5,730)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	586	317	269	175	—	(589)	(414)	(145)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	994	785	209	179	—	(893)	(714)	(505)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	1,198	698	500	101	—	(962)	(861)	(361)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	322	268	54	45	—	(277)	(232)	(178)
Vanguard Large-Cap Index ETF (Varoom)	172	162	10	269	—	(343)	(74)	(64)
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	2,555	3,454	(899)	4,954	—	(5,886)	(932)	(1,831)
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	857	821	36	225	—	(595)	(370)	(334)
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	7,718	11,002	(3,284)	8,744	—	(13,441)	(4,697)	(7,981)
Vanguard Mega Cap Index ETF (Varoom)	598	509	89	820	—	(1,008)	(188)	(99)
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	278	349	(71)	444	—	(516)	(72)	(143)
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	1,750	2,354	(604)	2,587	—	(3,028)	(441)	(1,045)
Vanguard REIT Index ETF (Varoom GLWB 2)	1,757	1,174	583	2,321	—	(2,733)	(412)	171
Vanguard REIT Index ETF (Varoom GLWB 3)	1,384	635	749	161	—	(451)	(290)	459
Vanguard REIT Index ETF (Varoom GLWB 5)	8,461	5,948	2,513	6,144	—	(9,154)	(3,010)	(497)
Vanguard Total Bond Market Index ETF (Varoom)	1,733	1,258	475	816	65	(2,222)	(1,341)	(866)
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	25,238	24,668	570	10,542	978	(30,698)	(19,178)	(18,608)
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	9,691	10,297	(606)	2,580	375	(10,286)	(7,331)	(7,937)
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	8,564	6,245	2,319	8,319	323	(15,569)	(6,927)	(4,608)
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	429,039	452,967	(23,928)	61,619	16,861	(416,227)	(337,747)	(361,675)
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	31,006	35,221	(4,215)	4,277	1,217	(30,918)	(25,424)	(29,639)
Vanguard VI Money Market (Varoom GLWB 3)	36	463	(427)	—	—	—	—	(427)
Vanguard VI Money Market (Varoom GLWB 5)	8	147	(139)	—	—	—	—	(139)
Vanguard Short Term Bond ETF (Varoom GLWB 3)	842	1,250	(408)	140	61	(414)	(213)	(621)
Vanguard Short Term Bond ETF (Varoom GLWB 5)	355	756	(401)	44	27	(178)	(107)	(508)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$(146)	$18,512	$(23,352)	$(4,986)	$—	$(36,353)	$(12,269)	$(3,217)	$(51,839)	$(56,825)	$403,891	$347,066	—	(2,804)	(882)	(3,686)
Touchstone Aggressive ETF (AnnuiChoice ®)	2,637	1,293	(8,206)	(4,276)	—	(9,240)	(1,673)	(296)	(11,209)	(15,485)	407,073	391,588	—	(561)	(99)	(660)
Touchstone Aggressive ETF (AnnuiChoice II)	2,648	55,879	(67,350)	(8,823)	80,885	(89,131)	(22,664)	(1,320)	(32,230)	(41,053)	601,084	560,031	3,904	(4,461)	(1,135)	(1,692)
Touchstone Aggressive ETF (GrandMaster flex3)	(612)	111,474	(123,944)	(13,082)	180	(112,315)	(131,798)	(610)	(244,543)	(257,625)	1,362,371	1,104,746	11	(6,969)	(8,060)	(15,018)
Touchstone Aggressive ETF (Grandmaster)	881	913	(5,966)	(4,172)	—	(6,888)	—	(79)	(6,967)	(11,139)	296,350	285,211	—	(427)	—	(427)
Touchstone Aggressive ETF (IQ Annuity)	306	81,167	(93,445)	(11,972)	38,204	(135,299)	(35,016)	(442)	(132,553)	(144,525)	980,999	836,474	2,326	(8,385)	(2,107)	(8,166)
Touchstone Aggressive ETF (Pinnacle)	1,408	9,230	(20,366)	(9,728)	—	(99,936)	(499)	(51)	(100,486)	(110,214)	791,169	680,955	—	(6,135)	(31)	(6,166)
Touchstone Aggressive ETF (Pinnacle IV)	360	82,687	(95,849)	(12,802)	17,450	(259,125)	(74,547)	(608)	(316,830)	(329,632)	1,259,146	929,514	1,055	(16,019)	(4,619)	(19,583)
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	767	100	(3,261)	(2,394)	—	(470)	53,160	(39)	52,651	50,257	36,890	87,147	—	(34)	3,505	3,471
Touchstone Aggressive ETF (Pinnacle Plus)	(842)	12,612	(15,572)	(3,802)	—	(37,382)	(53,682)	(196)	(91,260)	(95,062)	353,339	258,277	—	(2,416)	(3,333)	(5,749)
Touchstone Aggressive ETF (Pinnacle V)	921	67,831	(84,274)	(15,522)	188,679	(121,702)	(55,858)	(4,731)	6,388	(9,134)	869,180	860,046	9,410	(6,336)	(2,805)	269
Touchstone Baron Small Cap Growth (Pinnacle)	(22,410)	123,235	(227,182)	(126,357)	63,287	(268,973)	(2,037,522)	(1,903)	(2,245,111)	(2,371,468)	2,371,468	—	1,040	(4,543)	(37,432)	(40,935)
Touchstone Baron Small Cap Growth (Pinnacle IV)	(26,286)	74,237	(178,787)	(130,836)	50,868	(348,356)	(2,194,722)	(856)	(2,493,066)	(2,623,902)	2,623,902	—	1,578	(10,312)	(69,883)	(78,617)
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	(134)	1,372	(2,251)	(1,013)	—	—	(16,363)	(7)	(16,370)	(17,383)	17,383	—	—	—	(298)	(298)
Touchstone Baron Small Cap Growth (Pinnacle V)	(27,712)	61,727	(188,378)	(154,363)	393,968	(266,475)	(2,364,122)	(3,945)	(2,240,574)	(2,394,937)	2,394,937	—	22,302	(15,498)	(144,301)	(137,497)
Touchstone Baron Small Cap Growth (AdvantEdge)	(6,084)	10,409	(34,006)	(29,681)	44	(82,270)	(421,687)	(1,198)	(505,111)	(534,792)	534,792	—	2	(4,097)	(23,768)	(27,863)
Touchstone Baron Small Cap Growth (AnnuiChoice II)	(4,457)	2,487	(46,887)	(48,857)	127,548	(46,260)	(640,656)	(450)	(559,818)	(608,675)	608,675	—	6,021	(2,184)	(32,493)	(28,656)
Touchstone Baron Small Cap Growth (AnnuiChoice)	(262)	3,154	(3,308)	(416)	—	(1,593)	(54,833)	(46)	(56,472)	(56,888)	56,888	—	—	(50)	(1,599)	(1,649)
Touchstone Baron Small Cap Growth (GrandMaster flex3)	(5,053)	75,424	(96,008)	(25,637)	83	(52,456)	(352,225)	(178)	(404,776)	(430,413)	430,413	—	3	(1,793)	(12,220)	(14,010)
Touchstone Baron Small Cap Growth (Grandmaster)	(13,959)	(44,238)	(37,752)	(95,949)	2,518	(94,800)	(1,244,295)	(523)	(1,337,100)	(1,433,049)	1,433,049	—	92	(3,499)	(49,602)	(53,009)
Touchstone Baron Small Cap Growth (IQ Annuity)	(15,878)	367,261	(444,187)	(92,804)	702	(105,974)	(1,257,888)	(212)	(1,363,372)	(1,456,176)	1,456,176	—	21	(3,507)	(42,356)	(45,842)
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	(1,158)	(7,692)	(1,067)	(9,917)	—	(31,467)	(75,787)	(110)	(107,364)	(117,281)	117,281	—	—	(1,669)	(4,339)	(6,008)
Touchstone Baron Small Cap Growth (Pinnacle Plus)	(9,211)	(27,189)	(7,165)	(43,565)	—	(41,763)	(679,629)	(578)	(721,970)	(765,535)	765,535	—	—	(1,420)	(23,432)	(24,852)
Touchstone Conservative ETF (AdvantEdge)	(1,096)	5,448	(8,040)	(3,688)	27,071	(120,815)	(7,882)	(819)	(102,445)	(106,133)	223,364	117,231	2,111	(9,686)	(623)	(8,198)
Touchstone Conservative ETF (AnnuiChoice II)	1,107	23,967	(29,885)	(4,811)	2,900	(32,238)	(6,600)	(2,899)	(38,837)	(43,648)	390,393	346,745	197	(2,394)	(457)	(2,654)
Touchstone Conservative ETF (AnnuiChoice)	55	608	(797)	(134)	—	(474)	—	(17)	(491)	(625)	11,646	11,021	—	(32)	—	(32)
Touchstone Conservative ETF (GrandMaster flex3)	(84)	44,695	(56,222)	(11,611)	—	(18,230)	57,212	(111)	38,871	27,260	711,058	738,318	—	(1,287)	4,158	2,871
Touchstone Conservative ETF (Grandmaster)	242	11,436	(14,685)	(3,007)	2,864	(11,403)	296	(24)	(8,267)	(11,274)	195,615	184,341	197	(787)	18	(572)
Touchstone Conservative ETF (IQ Annuity)	1,326	95,472	(117,286)	(20,488)	114,131	(212,402)	147,397	(677)	48,449	27,961	1,237,666	1,265,627	7,926	(14,818)	10,341	3,449
Touchstone Conservative ETF (Pinnacle)	621	23,498	(30,975)	(6,856)	290	(5,413)	(1,569)	(70)	(6,762)	(13,618)	438,607	424,989	20	(379)	(107)	(466)
Touchstone Conservative ETF (Pinnacle IV)	(3,617)	129,125	(141,811)	(16,303)	117,928	(732,981)	(3,306)	(311)	(618,670)	(634,973)	1,836,421	1,201,448	8,181	(50,632)	(229)	(42,680)
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	2,120	14,794	(22,699)	(5,785)	—	(14,614)	255,317	(90)	240,613	234,828	76,856	311,684	—	(1,227)	20,908	19,681
Touchstone Conservative ETF (Pinnacle Plus)	(1,855)	52,334	(73,677)	(23,198)	—	(228,797)	366,865	(242)	137,826	114,628	625,079	739,707	—	(16,299)	25,464	9,165
Touchstone Conservative ETF Fund (Pinnacle V)	(7,976)	286,246	(344,549)	(66,279)	226,467	(996,728)	2,455	(11,986)	(779,792)	(846,071)	3,974,847	3,128,776	15,697	(71,963)	1,001	(55,265)
Touchstone Active Bond (AdvantEdge)	1,389	(589)	(7,111)	(6,311)	4,607	—	8,310	(1,975)	10,942	4,631	215,705	220,336	373	—	519	892
Touchstone Active Bond (AnnuiChoice II)	1,075	332	(3,270)	(1,863)	—	(19,203)	23,629	(356)	4,070	2,207	90,217	92,424	—	(1,434)	1,766	332
Touchstone Active Bond (AnnuiChoice)	2,531	(1,726)	(5,680)	(4,875)	137,258	(184,020)	35,682	(12)	(11,092)	(15,967)	233,809	217,842	8,603	(11,575)	2,282	(690)
Touchstone Active Bond (GrandMaster flex3)	2,869	(425)	(5,307)	(2,863)	—	(4,892)	130,237	(80)	125,265	122,402	50,414	172,816	—	(350)	9,267	8,917
Touchstone Active Bond (Grandmaster)	(919)	(9,096)	9,033	(982)	—	(35,498)	(84,881)	(63)	(120,442)	(121,424)	152,431	31,007	—	(2,945)	(5,746)	(8,691)
Touchstone Active Bond (IQ Annuity)	1,591	(1,709)	(2,324)	(2,442)	—	(25,627)	76,234	(77)	50,530	48,088	72,983	121,071	—	(1,746)	5,206	3,460
Touchstone Active Bond (Pinnacle)	5,957	(1,649)	(9,933)	(5,625)	8,499	(29,864)	257,236	(49)	235,822	230,197	124,296	354,493	576	(2,024)	17,735	16,287
Touchstone Active Bond (Pinnacle IV)	15,755	(11,619)	(27,329)	(23,193)	22,749	(120,972)	622,075	(72)	523,780	500,587	663,071	1,163,658	1,602	(8,390)	43,471	36,683
Touchstone Active Bond (Pinnacle II Reduced M&E)	(23)	(503)	580	54	—	(8,786)	(5)	(5)	(8,796)	(8,742)	8,742	—	—	(589)	(1)	(590)
Touchstone Active Bond (Pinnacle Plus Reduced M&E)	3,363	(30)	(6,160)	(2,827)	—	(4,635)	160,804	(51)	156,118	153,291	27,282	180,573	—	(432)	14,908	14,476
Touchstone Active Bond (Pinnacle Plus)	3,611	(2,962)	(4,481)	(3,832)	—	(22,404)	162,433	(65)	139,964	136,132	96,171	232,303	—	(1,709)	12,516	10,807
Touchstone Active Bond (PinnacleV)	12,547	(27,972)	(19,241)	(34,666)	224,079	(224,772)	353,598	(5,832)	347,073	312,407	1,089,458	1,401,865	17,845	(18,163)	27,854	27,536
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	(422)	35,783	(37,698)	(2,337)	—	(72,836)	—	(389)	(73,225)	(75,562)	239,121	163,559	—	(3,737)	—	(3,737)
Touchstone GMAB Aggressive ETF (Pinnacle IV)	(1,663)	9,648	(15,889)	(7,904)	—	(12,500)	—	(60)	(12,560)	(20,464)	386,252	365,788	—	(652)	—	(652)
Touchstone GMAB Aggressive ETF (Pinnacle V)	(2,414)	79,931	(77,142)	375	—	(160,048)	—	(30)	(160,078)	(159,703)	361,966	202,263	—	(8,181)	—	(8,181)
Touchstone GMAB Conservative ETF (Pinnacle IV)	(1,250)	14,342	(15,792)	(2,700)	—	(42,337)	—	(77)	(42,414)	(45,114)	141,643	96,529	—	(3,089)	—	(3,089)
Touchstone GMAB Conservative ETF (Pinnacle V)	(3,183)	49,267	(51,294)	(5,210)	—	(152,181)	—	(60)	(152,241)	(157,451)	437,058	279,607	—	(10,921)	—	(10,921)
Touchstone GMAB Moderate ETF (Pinnacle IV)	(2,892)	277,038	(291,870)	(17,724)	—	(404,256)	—	(98)	(404,354)	(422,078)	1,320,906	898,828	—	(24,052)	—	(24,052)
Touchstone GMAB Moderate ETF(Pinnacle V)	(7,457)	413,579	(413,517)	(7,395)	—	(728,461)	—	(109)	(728,570)	(735,965)	1,635,249	899,284	—	(43,044)	—	(43,044)
Touchstone High Yield (AdvantEdge)	2,843	(9,108)	5,386	(879)	—	(1,366)	(26,263)	—	(27,629)	(28,508)	28,508	—	—	(93)	(1,863)	(1,956)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone High Yield (AnnuiChoice II)	$3,117	$(8,698)	$4,765	$(816)	$—	$(242)	$(27,594)	$(41)	$(27,877)	$(28,693)	$28,693	$—	—	(19)	(1,839)	(1,858)
Touchstone High Yield (AnnuiChoice)	3,704	(19,702)	14,258	(1,740)	26,912	(77,342)	(35,682)	(12)	(86,124)	(87,864)	87,864	—	1,222	(3,552)	(1,670)	(4,000)
Touchstone High Yield (GrandMaster flex3)	14,177	(40,700)	22,188	(4,335)	—	(1,930)	(130,055)	(51)	(132,036)	(136,371)	136,371	—	—	(99)	(6,689)	(6,788)
Touchstone High Yield (Grandmaster)	785	(1,896)	885	(226)	—	(361)	(7,093)	(5)	(7,459)	(7,685)	7,685	—	—	(22)	(436)	(458)
Touchstone High Yield (IQ Annuity)	7,810	(28,672)	19,211	(1,651)	—	(53,214)	(75,630)	(115)	(128,959)	(130,610)	130,610	—	—	(2,487)	(3,697)	(6,184)
Touchstone High Yield (Pinnacle)	28,175	(87,487)	52,784	(6,528)	—	(30,515)	(284,669)	(193)	(315,377)	(321,905)	321,905	—	—	(1,489)	(14,401)	(15,890)
Touchstone High Yield (Pinnacle IV)	73,369	(235,456)	144,908	(17,179)	11,509	(287,159)	(670,302)	(178)	(946,130)	(963,309)	963,309	—	582	(14,157)	(34,591)	(48,166)
Touchstone High Yield (Pinnacle II Reduced M&E)	(16)	(479)	664	169	—	(4,353)	20	(3)	(4,336)	(4,167)	4,167	—	—	(204)	—	(204)
Touchstone High Yield (Pinnacle Plus Reduced M&E)	14,909	(27,774)	7,076	(5,789)	—	(8,136)	(41,138)	(47)	(49,321)	(55,110)	55,110	—	—	(671)	(3,864)	(4,535)
Touchstone High Yield (Pinnacle Plus)	18,623	(86,469)	62,274	(5,572)	—	(91,232)	(351,236)	(160)	(442,628)	(448,200)	448,200	—	—	(5,266)	(20,628)	(25,894)
Touchstone High Yield (PinnacleV)	28,846	(100,917)	64,146	(7,925)	—	(146,208)	(242,090)	(403)	(388,701)	(396,626)	396,626	—	—	(10,507)	(18,292)	(28,799)
Touchstone Large Cap Core Equity (AdvantEdge)	(128)	8,379	(17,045)	(8,794)	144	(14,681)	2,189	(835)	(13,183)	(21,977)	167,638	145,661	10	(1,058)	172	(876)
Touchstone Large Cap Core Equity (AnnuiChoice II)	1,330	10,163	(21,512)	(10,019)	47,499	(13,560)	28,397	(861)	61,475	51,456	171,936	223,392	2,949	(916)	1,799	3,832
Touchstone Large Cap Core Equity (AnnuiChoice)	160	1,844	(3,646)	(1,642)	—	(4,160)	—	(29)	(4,189)	(5,831)	35,740	29,909	—	(225)	—	(225)
Touchstone Large Cap Core Equity (GrandMaster flex3)	9	555	(2,700)	(2,136)	—	(719)	—	(37)	(756)	(2,892)	39,530	36,638	—	(39)	—	(39)
Touchstone Large Cap Core Equity (Grandmaster)	245	659	(4,885)	(3,981)	—	(866)	6,966	(34)	6,066	2,085	71,905	73,990	—	(49)	380	331
Touchstone Large Cap Core Equity (IQ Annuity)	353	5,747	(29,993)	(23,893)	396	(14,232)	(589)	(212)	(14,637)	(38,530)	442,770	404,240	22	(824)	(33)	(835)
Touchstone Large Cap Core Equity (Pinnacle)	2,129	111,798	(187,761)	(73,834)	7,358	(209,272)	(5,489)	(350)	(207,753)	(281,587)	1,600,771	1,319,184	388	(10,708)	(275)	(10,595)
Touchstone Large Cap Core Equity (Pinnacle IV)	(442)	83,988	(110,922)	(27,376)	80	(184,010)	607	(315)	(183,638)	(211,014)	705,252	494,238	4	(9,482)	32	(9,446)
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	257	194	(3,175)	(2,724)	—	—	—	(19)	(19)	(2,743)	53,774	51,031	—	—	(1)	(1)
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	595	2,713	(10,971)	(7,663)	—	(23,367)	17,775	(178)	(5,770)	(13,433)	145,993	132,560	—	(1,403)	1,044	(359)
Touchstone Large Cap Core Equity (Pinnacle Plus)	(484)	17,309	(24,468)	(7,643)	—	(22,654)	(17,775)	(139)	(40,568)	(48,211)	168,632	120,421	—	(1,148)	(925)	(2,073)
Touchstone Large Cap Core Equity (PinnacleV)	1,226	32,340	(75,223)	(41,657)	177,066	(56,920)	24,698	(3,672)	141,172	99,515	627,676	727,191	13,417	(4,725)	1,919	10,611
Touchstone Focused (AdvantEdge)	(1,570)	43,451	(61,278)	(19,397)	4	(15,487)	590,950	(792)	574,675	555,278	56,278	611,556	—	(1,003)	35,587	34,584
Touchstone Focused (AnnuiChoice II)	(2,663)	77,102	(110,959)	(36,520)	15,617	(27,725)	1,112,864	(643)	1,100,113	1,063,593	133,162	1,196,755	806	(1,515)	57,195	56,486
Touchstone Focused (AnnuiChoice)	(1,761)	41,254	(50,744)	(11,251)	—	(6,377)	361,099	(144)	354,578	343,327	149,488	492,815	—	(212)	11,531	11,319
Touchstone Focused (GrandMaster flex3)	(4,159)	68,923	(95,551)	(30,787)	8	(10,185)	906,309	(93)	896,039	865,252	199,815	1,065,067	—	(363)	30,914	30,551
Touchstone Focused (Grandmaster)	(4,263)	92,142	(144,392)	(56,513)	5,301	(37,564)	1,566,692	(159)	1,534,270	1,477,757	162,893	1,640,650	216	(1,548)	63,125	61,793
Touchstone Focused (IQ Annuity)	(6,991)	197,886	(268,736)	(77,841)	493	(131,712)	2,434,424	(175)	2,303,030	2,225,189	364,505	2,589,694	16	(4,202)	77,507	73,321
Touchstone Focused (Pinnacle)	(8,614)	259,542	(384,720)	(133,792)	—	(71,228)	4,050,018	(120)	3,978,670	3,844,878	332,350	4,177,228	—	(2,583)	142,750	140,167
Touchstone Focused (Pinnacle IV)	(17,595)	302,995	(409,597)	(124,197)	144,201	(267,111)	3,749,772	(512)	3,626,350	3,502,153	968,613	4,470,766	5,316	(9,833)	133,858	129,341
Touchstone Focused (Pinnacle II Reduced M&E)	(67)	4,513	(7,364)	(2,918)	—	—	84,670	—	84,670	81,752	—	81,752	—	—	2,953	2,953
Touchstone Focused (Pinnacle Plus Reduced M&E)	(3,734)	45,328	(52,459)	(10,865)	—	(105,473)	531,870	(744)	425,653	414,788	386,982	801,770	—	(6,215)	30,568	24,353
Touchstone Focused (Pinnacle Plus)	(16,325)	241,670	(368,747)	(143,402)	—	(109,953)	4,538,339	(360)	4,428,026	4,284,624	293,007	4,577,631	—	(3,920)	160,512	156,592
Touchstone Focused (PinnacleV)	(6,325)	167,122	(261,662)	(100,865)	3,343	(58,323)	2,954,398	(2,013)	2,897,405	2,796,540	184,644	2,981,184	218	(3,905)	188,307	184,620
Touchstone Moderate ETF (AdvantEdge)	3,044	140,556	(162,635)	(19,035)	—	(9,752)	(10,364)	(9,251)	(29,367)	(48,402)	1,109,487	1,061,085	—	(1,411)	(747)	(2,158)
Touchstone Moderate ETF (AnnuiChoice II)	5,986	130,535	(147,183)	(10,662)	4,894	(54,270)	(11,802)	(2,731)	(63,909)	(74,571)	899,245	824,674	352	(4,118)	(868)	(4,634)
Touchstone Moderate ETF (AnnuiChoice)	2,108	30,400	(35,181)	(2,673)	—	(4,826)	7	(132)	(4,951)	(7,624)	236,686	229,062	—	(299)	—	(299)
Touchstone Moderate ETF (GrandMaster flex3)	199	177,157	(191,680)	(14,324)	—	(42,269)	(189,092)	(417)	(231,778)	(246,102)	926,290	680,188	—	(2,742)	(12,432)	(15,174)
Touchstone Moderate ETF (Grandmaster)	539	24,794	(27,336)	(2,003)	2,358	(10,204)	(17,730)	(17)	(25,593)	(27,596)	163,555	135,959	150	(656)	(1,112)	(1,618)
Touchstone Moderate ETF (IQ Annuity)	5,804	181,993	(209,763)	(21,966)	50,459	(54,554)	(4,269)	(840)	(9,204)	(31,170)	1,321,883	1,290,713	3,201	(3,539)	(289)	(627)
Touchstone Moderate ETF (Pinnacle)	2,196	83,100	(92,789)	(7,493)	—	(98,589)	220	(118)	(98,487)	(105,980)	548,673	442,693	—	(6,301)	9	(6,292)
Touchstone Moderate ETF (Pinnacle IV)	4,893	367,282	(399,886)	(27,711)	80,783	(593,693)	4,417	(535)	(509,028)	(536,739)	2,188,094	1,651,355	5,164	(38,119)	279	(32,676)
Touchstone Moderate ETF (Pinnacle II Reduced M&E)	(52)	2,628	(2,256)	320	—	(12,871)	—	(3)	(12,874)	(12,554)	12,554	—	—	(791)	—	(791)
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	5,955	89,157	(103,269)	(8,157)	101,291	(158,224)	253,312	(709)	195,670	187,513	427,030	614,543	7,231	(11,384)	18,496	14,343
Touchstone Moderate ETF (Pinnacle Plus)	(2,633)	385,607	(392,297)	(9,323)	—	(269,698)	(378,532)	(1,297)	(649,527)	(658,850)	1,530,095	871,245	—	(17,551)	(24,604)	(42,155)
Touchstone Moderate ETF (Pinnacle V)	6,487	307,699	(351,898)	(37,712)	509,215	(274,729)	(28,995)	(4,786)	200,705	162,993	1,688,058	1,851,051	37,924	(21,103)	(2,143)	14,678
Touchstone Money Market (AdvantEdge)	(5,014)	—	—	(5,014)	—	(22,579)	(1,424,212)	(112)	(1,446,903)	(1,451,917)	1,451,917	—	—	(2,452)	(154,104)	(156,556)
Touchstone Money Market (AnnuiChoice II)	(1,085)	—	—	(1,085)	—	(14,743)	(369,870)	(14)	(384,627)	(385,712)	385,712	—	—	(1,809)	(39,137)	(40,946)
Touchstone Money Market (AnnuiChoice)	(1,350)	—	—	(1,350)	3,559	(3,935)	(433,766)	(159)	(434,301)	(435,651)	435,651	—	328	(377)	(40,006)	(40,055)
Touchstone Money Market (GrandMaster flex3)	(2,988)	—	—	(2,988)	29,945	(35,783)	(1,576,241)	(152)	(1,582,231)	(1,585,219)	1,585,219	—	2,988	(3,583)	(157,099)	(157,694)
Touchstone Money Market (Grandmaster)	(7,356)	—	—	(7,356)	—	(43,950)	(1,952,551)	(193)	(1,996,694)	(2,004,050)	2,004,050	—	—	(4,289)	(189,978)	(194,267)
Touchstone Money Market (IQ3)	(10,364)	—	(4)	(10,368)	2,000	(98,143)	(7,028,793)	(233)	(7,125,169)	(7,135,537)	7,135,537	—	195	(9,577)	(684,418)	(693,800)
Touchstone Money Market (Pinnacle)	(5,504)	—	(2)	(5,506)	14,924	(80,489)	(1,284,012)	(182)	(1,349,759)	(1,355,265)	1,355,265	—	1,452	(7,839)	(125,004)	(131,391)
Touchstone Money Market (Pinnacle IV)	(7,196)	—	—	(7,196)	1,905	(86,133)	(1,611,929)	(493)	(1,696,650)	(1,703,846)	1,703,846	—	188	(8,525)	(158,980)	(167,317)
Touchstone Money Market (Pinnacle II Reduced M&E)	(97)	—	—	(97)	—	—	(28,350)	(9)	(28,359)	(28,456)	28,456	—	—	—	(2,739)	(2,739)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Money Market (Pinnacle Plus Reduced M&E)	$(605)	$—	$—	$(605)	$—	$(1,512)	$(165,716)	$(83)	$(167,311)	$(167,916)	$167,916	$—	—	(168)	(17,446)	(17,614)
Touchstone Money Market (Pinnacle Plus)	(497)	—	—	(497)	—	(30,642)	(102,445)	(34)	(133,121)	(133,618)	133,618	—	—	(3,363)	(11,253)	(14,616)
Touchstone Money Market (Pinnacle V)	(5,738)	—	(2)	(5,740)	400	(593,859)	(821,608)	(134)	(1,415,201)	(1,420,941)	1,420,941	—	44	(64,678)	(89,727)	(154,361)
Touchstone Third Avenue Value (AdvantEdge)	4,251	(8,171)	(7,688)	(11,608)	—	(34,111)	(154,957)	(734)	(189,802)	(201,410)	201,410	—	—	(2,503)	(15,326)	(17,829)
Touchstone Third Avenue Value (AnnuiChoice II)	8,454	9,460	(33,972)	(16,058)	2,800	(45,798)	(250,342)	(378)	(293,718)	(309,776)	309,776	—	244	(3,874)	(22,729)	(26,359)
Touchstone Third Avenue Value (AnnuiChoice)	8,496	1,402	(25,792)	(15,894)	—	(2,786)	(240,273)	(194)	(243,253)	(259,147)	259,147	—	—	(163)	(12,611)	(12,774)
Touchstone Third Avenue Value (GrandMaster flex3)	16,453	35,710	(93,513)	(41,350)	—	(54,491)	(553,281)	(246)	(608,018)	(649,368)	649,368	—	—	(2,900)	(30,929)	(33,829)
Touchstone Third Avenue Value (Grandmaster)	14,253	29,914	(81,126)	(36,959)	9,176	(89,918)	(584,606)	(107)	(665,455)	(702,414)	702,414	—	536	(5,237)	(36,606)	(41,307)
Touchstone Third Avenue Value (IQ Annuity)	37,431	178,698	(304,027)	(87,898)	440	(143,411)	(1,217,503)	(368)	(1,360,842)	(1,448,740)	1,448,740	—	24	(7,759)	(68,724)	(76,459)
Touchstone Third Avenue Value (Pinnacle)	64,682	122,197	(338,210)	(151,331)	18,623	(218,033)	(2,167,106)	1,833	(2,364,683)	(2,516,014)	2,516,014	—	355	(3,792)	(39,636)	(43,073)
Touchstone Third Avenue Value (Pinnacle IV)	46,636	62,435	(231,000)	(121,929)	17,605	(346,139)	(1,588,171)	(761)	(1,917,466)	(2,039,395)	2,039,395	—	892	(18,296)	(86,078)	(103,482)
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	2,361	1,393	(8,244)	(4,490)	—	—	(68,307)	(63)	(68,370)	(72,860)	72,860	—	—	—	(1,238)	(1,238)
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	11,379	(47,523)	21,751	(14,393)	—	(73,242)	(142,550)	(155)	(215,947)	(230,340)	230,340	—	—	(5,961)	(11,874)	(17,835)
Touchstone Third Avenue Value (Pinnacle Plus)	2,516	(88,826)	62,647	(23,663)	—	(121,321)	(327,817)	(170)	(449,308)	(472,971)	472,971	—	—	(6,150)	(17,425)	(23,575)
Touchstone Third Avenue Value (Pinnacle V)	16,479	6,262	(74,117)	(51,376)	29,555	(165,839)	(620,166)	(1,259)	(757,709)	(809,085)	809,085	—	3,173	(18,359)	(68,624)	(83,810)
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	588	47,877	(55,168)	(6,703)	—	(89,850)	(17)	(323)	(90,190)	(96,893)	1,093,849	996,956	—	(5,978)	(47)	(6,025)
Fidelity VIP Balanced (Grandmaster)	872	90,033	(96,143)	(5,238)	—	(143,851)	(169,864)	(495)	(314,210)	(319,448)	1,548,984	1,229,536	—	(5,910)	(6,945)	(12,855)
Fidelity VIP Overseas (Pinnacle)	(156)	(5,009)	8,374	3,209	—	(20,883)	—	(21)	(20,904)	(17,695)	110,112	92,417	—	(2,122)	—	(2,122)
Fidelity VIP Overseas (Pinnacle IV)	(176)	2,985	625	3,434	—	(3,897)	—	(41)	(3,938)	(504)	154,588	154,084	—	(402)	—	(402)
Fidelity VIP Equity-Income (Grandmaster)	136,171	568,186	(1,115,638)	(411,281)	181,324	(1,022,570)	(220,026)	(2,079)	(1,063,351)	(1,474,632)	8,702,827	7,228,195	2,358	(13,172)	(2,774)	(13,588)
Fidelity VIP Equity-Income (Pinnacle)	19,156	100,917	(182,529)	(62,456)	—	(141,655)	(26,081)	(370)	(168,106)	(230,562)	1,269,952	1,039,390	—	(6,520)	(1,200)	(7,720)
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	299	1,318	(2,335)	(718)	—	—	—	—	—	(718)	14,335	13,617	—	—	—	—
Fidelity VIP Growth (Grandmaster)	(51,473)	539,364	(219,174)	268,717	—	(589,397)	(97,389)	(1,648)	(688,434)	(419,717)	4,819,640	4,399,923	—	(5,685)	(934)	(6,619)
Fidelity VIP High Income (Grandmaster)	86,793	(9,159)	(162,306)	(84,672)	52,042	(228,812)	(73,028)	(539)	(250,337)	(335,009)	1,887,809	1,552,800	2,124	(9,061)	(3,151)	(10,088)
Fidelity VIP II Asset Manager (Grandmaster)	7,190	275,589	(319,434)	(36,655)	68,159	(254,692)	(25,975)	(1,249)	(213,757)	(250,412)	3,622,951	3,372,539	1,342	(5,079)	(507)	(4,244)
Fidelity VIP II Contrafund (Grandmaster)	(36,645)	1,244,660	(1,251,774)	(43,759)	73,214	(1,087,768)	(199,262)	(2,687)	(1,216,503)	(1,260,262)	10,864,487	9,604,225	1,117	(16,570)	(3,048)	(18,501)
Fidelity VIP II Contrafund (Pinnacle)	(19,913)	948,929	(950,601)	(21,585)	71,656	(852,289)	(23,919)	(1,705)	(806,257)	(827,842)	5,419,706	4,591,864	2,130	(25,784)	(632)	(24,286)
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	(39)	5,173	(5,069)	65	—	(4,658)	—	(9)	(4,667)	(4,602)	41,632	37,030	—	(134)	—	(134)
Fidelity VIP II Index 500 (Grandmaster)	18,634	271,105	(281,378)	8,361	—	(510,766)	(81,399)	(1,040)	(593,205)	(584,844)	3,785,017	3,200,173	—	(9,790)	(1,580)	(11,370)
Fidelity VIP II Index 500 (IQ3)	185	148	(341)	(8)	—	—	—	(27)	(27)	(35)	27,011	26,976	—	(1)	—	(1)
Fidelity VIP II Index 500 (Pinnacle)	8,227	119,172	(126,572)	827	—	(491,938)	(56,239)	(569)	(548,746)	(547,919)	2,431,478	1,883,559	—	(33,626)	(3,815)	(37,441)
Fidelity VIP II Index 500 (Pinnacle IV)	120	147	(293)	(26)	—	—	—	(3)	(3)	(29)	20,083	20,054	—	—	—	—
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	196	1,401	(1,452)	145	—	(3,684)	—	(12)	(3,696)	(3,551)	26,012	22,461	—	(245)	—	(245)
Fidelity VIP II Investment Grade Bond (Pinnacle)	8,129	5,639	(28,227)	(14,459)	—	(114,253)	—	(355)	(114,608)	(129,067)	837,508	708,441	—	(8,730)	(3)	(8,733)
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	4,951	21,645	(41,729)	(15,133)	—	(593,193)	—	(150)	(593,343)	(608,476)	1,311,647	703,171	—	(45,422)	4	(45,418)
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	28	(26)	78	80	—	(4,766)	—	(8)	(4,774)	(4,694)	4,694	—	—	(354)	—	(354)
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	78	1,583	(1,616)	45	—	(25,973)	—	(21)	(25,994)	(25,949)	32,912	6,963	—	(1,908)	—	(1,908)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	204	1,624	(2,149)	(321)	—	(22,549)	—	(6)	(22,555)	(22,876)	41,461	18,585	—	(1,732)	—	(1,732)
Fidelity VIP II Investment Grade Bond (Grandmaster)	11,720	8,700	(38,716)	(18,296)	—	(176,120)	(20,118)	(339)	(196,577)	(214,873)	1,215,687	1,000,814	—	(4,977)	(574)	(5,551)
Fidelity VIP II Investment Grade Bond (IQ Annuity)	392	408	(1,590)	(790)	—	(2,832)	—	(35)	(2,867)	(3,657)	40,122	36,465	—	(222)	—	(222)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	941	843	(2,907)	(1,123)	—	(12,079)	(12,299)	(122)	(24,500)	(25,623)	93,754	68,131	—	(1,092)	(1,107)	(2,199)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	36	10	(135)	(89)	—	(127)	—	(4)	(131)	(220)	4,100	3,880	—	(10)	—	(10)
Fidelity VIP Overseas (AnnuiChoice)	5	10	27	42	—	—	—	(2)	(2)	40	1,635	1,675	—	—	—	—
Fidelity VIP Overseas (Grandmaster flex3)	(63)	260	423	620	—	—	—	(10)	(10)	610	30,661	31,271	—	(1)	—	(1)
Fidelity VIP Overseas (Grandmaster)	(1,145)	(47,058)	85,156	36,953	—	(160,657)	(29,393)	(476)	(190,526)	(153,573)	1,501,237	1,347,664	—	(4,275)	(742)	(5,017)
Fidelity VIP Overseas (IQ Annuity)	(19)	12	385	378	—	—	—	(9)	(9)	369	17,820	18,189	—	(1)	—	(1)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	571	103	(2,469)	(1,795)	—	(402)	61,078	(25)	60,651	58,856	3,404	62,260	—	(36)	4,864	4,828
Fidelity VIP Overseas (Pinnacle Plus)	(657)	8,080	(4,237)	3,186	—	(245)	(61,078)	(42)	(61,365)	(58,179)	62,625	4,446	—	(30)	(6,401)	(6,431)
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle)	(4,946)	59,549	(30,167)	24,436	—	(86,356)	—	(177)	(86,533)	(62,097)	455,955	393,858	—	(5,704)	1	(5,703)
Fidelity VIP III Mid Cap (Grandmaster)	(15,488)	203,606	(227,886)	(39,768)	—	(107,531)	—	(287)	(107,818)	(147,586)	1,648,540	1,500,954	—	(1,977)	1	(1,976)
Fidelity VIP III Mid Cap (Pinnacle)	(22,570)	387,770	(407,389)	(42,189)	—	(256,623)	(188,547)	(417)	(445,587)	(487,776)	2,538,577	2,050,801	—	(4,647)	(3,281)	(7,928)
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)	(19)	1,149	(1,037)	93	—	(4,008)	—	(14)	(4,022)	(3,929)	7,676	3,747	—	(70)	—	(70)
Fidelity VIP Government Money Market IC (Pinacle)	(10,690)	—	—	(10,690)	12,763	(130,819)	1,055,722	(432)	937,234	926,544	—	926,544	1,282	(13,256)	105,481	93,507
Fidelity VIP Government Money Market IC (Pinacle II)	(136)	—	—	(136)	—	(10,060)	28,536	(5)	18,471	18,335	—	18,335	—	—	1,847	1,847

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class (Continued):
Fidelity VIP Government Money Market IC (Pinacle IV)	$(13,265)	$—	$—	$(13,265)	$80	$(630,043)	$1,843,658	$(2,525)	$1,211,170	$1,197,905	$—	$1,197,905	8	(63,522)	184,492	120,978
Fidelity VIP Government Money Market IC (Pinacle V)	(9,660)	—	—	(9,660)	800	(341,309)	1,087,588	(131)	746,948	737,288	—	737,288	80	(34,243)	108,675	74,512
Fidelity VIP Government Money Market IC (Pinnacle Plus)	(2,334)	—	—	(2,334)	—	(54,435)	250,688	(327)	195,926	193,592	—	193,592	—	(5,481)	25,062	19,581
Fidelity VIP Government Money Market IC (Pinnacle Plus)	(1,438)	—	—	(1,438)	—	(6,413)	200,623	(96)	194,114	192,676	—	192,676	—	(655)	20,073	19,418
Fidelity VIP Government Money Market IC (GrandMaster)	(16,303)	—	—	(16,303)	8	(276,116)	2,001,844	(664)	1,725,072	1,708,769	—	1,708,769	1	(30,652)	203,078	172,427
Fidelity VIP Government Money Market IC (GrandMaster flex3)	(10,815)	—	—	(10,815)	—	(83,962)	1,519,319	(55)	1,435,302	1,424,487	—	1,424,487	—	(8,466)	152,426	143,960
Fidelity VIP Government Money Market IC (AdvantEdge)	(11,825)	—	—	(11,825)	—	(100,584)	1,273,696	(235)	1,172,877	1,161,052	—	1,161,052	—	(10,151)	127,530	117,379
Fidelity VIP Government Money Market IC (AnnuiChoice)	(2,477)	—	—	(2,477)	877	(217,205)	423,106	(652)	206,126	203,649	—	203,649	88	(21,892)	42,306	20,502
Fidelity VIP Government Money Market IC (AnnuiChoice 2)	(1,711)	—	—	(1,711)	—	(11,114)	213,637	(36)	202,487	200,776	—	200,776	—	(1,120)	21,354	20,234
Fidelity VIP Government Money Market IC (IQ3)	(40,638)	—	(77)	(40,715)	59,028	(816,326)	6,959,496	(490)	6,201,708	6,160,993	—	6,160,993	5,957	(82,030)	698,278	622,205
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	(704)	28,179	(26,513)	962	73,120	(155,759)	(136)	(143)	(82,918)	(81,956)	182,691	100,735	4,378	(9,318)	(9)	(4,949)
Fidelity VIP Asset Manager (AdvantEdge)	(158)	7,495	(9,947)	(2,610)	22,464	—	(1,861)	(821)	19,782	17,172	79,938	97,110	1,670	—	(203)	1,467
Fidelity VIP Asset Manager (AnnuiChoice II)	323	15,373	(17,696)	(2,000)	—	(6,615)	(387)	(502)	(7,504)	(9,504)	179,960	170,456	—	(464)	(24)	(488)
Fidelity VIP Asset Manager (AnnuiChoice)	172	7,282	(7,808)	(354)	—	(11,866)	113	(53)	(11,806)	(12,160)	72,891	60,731	—	(652)	6	(646)
Fidelity VIP Asset Manager (GrandMaster flex3)	(145)	2,646	(2,884)	(383)	—	(404)	(9,675)	(11)	(10,090)	(10,473)	23,730	13,257	—	(26)	(627)	(653)
Fidelity VIP Asset Manager (Pinnacle)	(32)	1,894	(2,147)	(285)	—	(2,651)	(10,494)	(89)	(13,234)	(13,519)	43,598	30,079	—	(169)	(646)	(815)
Fidelity VIP Asset Manager (Pinnacle IV)	(1,256)	17,553	(18,282)	(1,985)	—	(129,574)	2,407	(172)	(127,339)	(129,324)	360,197	230,873	—	(8,071)	152	(7,919)
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	(19)	1,797	(2,399)	(621)	—	(19,464)	8,369	(51)	(11,146)	(11,767)	43,748	31,981	—	(1,501)	628	(873)
Fidelity VIP Asset Manager (Pinnacle Plus)	(472)	3,945	(3,742)	(269)	—	(24,797)	(8,369)	(13)	(33,179)	(33,448)	82,016	48,568	—	(1,505)	(504)	(2,009)
Fidelity VIP Asset Manager (Pinnacle V)	(1,495)	32,049	(31,814)	(1,260)	950	(141,274)	23,579	(1,357)	(118,102)	(119,362)	375,765	256,403	70	(10,528)	1,776	(8,682)
Fidelity VIP Balanced (AdvantEdge)	(3,488)	16,484	(21,959)	(8,963)	—	(158,612)	(48,307)	(4,440)	(211,359)	(220,322)	724,362	504,040	—	(11,270)	(3,312)	(14,582)
Fidelity VIP Balanced (AnnuiChoice II)	3,822	19,745	(29,325)	(5,758)	122,893	(29,892)	367,187	(266)	459,922	454,164	469,442	923,606	7,621	(1,835)	22,538	28,324
Fidelity VIP Balanced (AnnuiChoice)	718	14,347	(16,879)	(1,814)	—	(37,172)	(23)	(153)	(37,348)	(39,162)	314,946	275,784	—	(1,877)	(1)	(1,878)
Fidelity VIP Balanced (GrandMaster flex3)	(399)	4,652	(5,918)	(1,665)	—	(5,410)	(4,391)	(69)	(9,870)	(11,535)	124,875	113,340	—	(277)	(240)	(517)
Fidelity VIP Balanced (Grandmaster)	(1,158)	45,419	(42,073)	2,188	440	(31,719)	18,322	(140)	(13,097)	(10,909)	442,548	431,639	24	(1,753)	1,368	(361)
Fidelity VIP Balanced (IQ3)	(335)	8,400	(9,987)	(1,922)	11,725	(36,194)	(333)	(171)	(24,973)	(26,895)	211,365	184,470	654	(2,046)	(20)	(1,412)
Fidelity VIP Balanced (Pinnacle)	(345)	23,094	(24,902)	(2,153)	8,097	(72,826)	(2,224)	(152)	(67,105)	(69,258)	387,386	318,128	451	(3,923)	(153)	(3,625)
Fidelity VIP Balanced (Pinnacle IV)	(4,035)	90,533	(92,175)	(5,677)	23,446	(412,336)	36,272	(640)	(353,258)	(358,935)	1,341,078	982,143	1,179	(20,432)	1,756	(17,497)
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	1,054	1,926	(6,105)	(3,125)	—	(20,367)	137,013	(176)	116,470	113,345	119,792	233,137	—	(1,423)	9,239	7,816
Fidelity VIP Balanced (Pinnacle Plus)	(2,362)	22,849	(22,785)	(2,298)	—	(51,285)	(137,629)	(152)	(189,066)	(191,364)	439,305	247,941	—	(2,816)	(7,579)	(10,395)
Fidelity VIP Balanced (Pinnacle V)	277	74,055	(82,154)	(7,822)	138,413	(373,292)	437,582	(3,213)	199,490	191,668	1,169,428	1,361,096	10,023	(26,791)	31,806	15,038
Fidelity VIP Contrafund (AdvantEdge)	(14,252)	307,314	(308,589)	(15,527)	8,447	(265,219)	(96,669)	(11,557)	(364,998)	(380,525)	1,947,739	1,567,214	565	(18,469)	(6,453)	(24,357)
Fidelity VIP Contrafund (AnnuiChoice II)	(3,545)	156,363	(154,482)	(1,664)	240,380	(62,820)	(2,843)	(3,290)	171,427	169,763	937,837	1,107,600	14,253	(3,735)	(157)	10,361
Fidelity VIP Contrafund (AnnuiChoice)	(1,996)	118,573	(121,486)	(4,909)	62,995	(90,731)	(17,911)	(550)	(46,197)	(51,106)	927,346	876,240	2,382	(3,425)	(678)	(1,721)
Fidelity VIP Contrafund (GrandMaster flex3)	(8,054)	198,545	(198,996)	(8,505)	270	(109,424)	(58,054)	(728)	(167,936)	(176,441)	1,038,711	862,270	11	(4,417)	(2,302)	(6,708)
Fidelity VIP Contrafund (IQ Advisor Standard)	28	1,169	(1,220)	(23)	—	—	—	—	—	(23)	12,860	12,837	—	—	—	—
Fidelity VIP Contrafund (IQ3)	(12,935)	309,585	(303,133)	(6,483)	31,481	(302,000)	(117,264)	(790)	(388,573)	(395,056)	1,919,656	1,524,600	1,342	(12,972)	(5,103)	(16,733)
Fidelity VIP Contrafund (Pinnacle IV)	(31,467)	811,632	(808,184)	(28,019)	84,041	(928,210)	(46,557)	(1,711)	(892,437)	(920,456)	4,853,051	3,932,595	3,183	(35,282)	(1,784)	(33,883)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	(798)	53,616	(57,068)	(4,250)	—	(145,502)	327,535	(579)	181,454	177,204	542,500	719,704	—	(8,599)	19,337	10,738
Fidelity VIP Contrafund (Pinnacle Plus)	5,983	516,574	(601,428)	(78,871)	—	(439,096)	4,168,521	(1,049)	3,728,376	3,649,505	1,867,963	5,517,468	—	(17,562)	168,549	150,987
Fidelity VIP Contrafund (Pinnacle V)	(56,141)	1,133,485	(1,173,775)	(96,431)	1,193,559	(1,050,074)	3,983	(27,323)	120,145	23,714	7,444,498	7,468,212	81,574	(74,503)	514	7,585
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	(83)	72	(4,849)	(4,860)	28,620	—	61,202	(18)	89,804	84,944	3,886	88,830	1,919	(1)	4,299	6,217
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	(238)	164	(1,023)	(1,097)	—	—	—	(2)	(2)	(1,099)	34,793	33,694	—	—	—	—
Fidelity VIP Disciplined Small Cap (GrandMaster)	(201)	1,450	(1,490)	(241)	4,535	(10,044)	(21)	—	(5,530)	(5,771)	18,258	12,487	313	(690)	(5)	(382)
Fidelity VIP Disciplined Small Cap (IQ Annuity)	(867)	643	(2,425)	(2,649)	—	(1,008)	—	(7)	(1,015)	(3,664)	76,343	72,679	—	(69)	—	(69)
Fidelity VIP Disciplined Small Cap (Pinnacle)	(1,265)	2,003	(3,561)	(2,823)	—	(28,285)	(467)	(23)	(28,775)	(31,598)	138,548	106,950	—	(1,958)	(32)	(1,990)
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	(869)	846	(2,651)	(2,674)	—	(1,005)	—	(6)	(1,011)	(3,685)	76,181	72,496	—	(71)	—	(71)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E)	(13)	(7)	(114)	(134)	—	(89)	4,837	(6)	4,742	4,608	—	4,608	—	(5)	272	267
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	(1,029)	454	(2,375)	(2,950)	—	(1,437)	(45)	(55)	(1,537)	(4,487)	78,831	74,344	—	(108)	(5)	(113)
Fidelity VIP Disciplined Small Cap (Pinnacle V)	(889)	12,741	(15,586)	(3,734)	87,287	(70,395)	27,944	(480)	44,356	40,622	79,480	120,102	6,237	(4,906)	1,945	3,276
Fidelity VIP Equity-Income (AnnuiChoice II)	9,022	47,465	(78,366)	(21,879)	55,123	(21,770)	44,754	(56)	78,051	56,172	387,811	443,983	4,226	(1,587)	3,103	5,742
Fidelity VIP Equity-Income (AdvantEdge)	2,277	15,966	(27,605)	(9,362)	4,607	(2,360)	(2,462)	(1,425)	(1,640)	(11,002)	166,426	155,424	359	(293)	(176)	(110)
Fidelity VIP Equity-Income (AnnuiChoice)	5,133	30,268	(49,322)	(13,921)	—	(14,029)	384	(243)	(13,888)	(27,809)	277,509	249,700	—	(779)	21	(758)
Fidelity VIP Equity-Income (GrandMaster flex3)	1,876	16,100	(26,884)	(8,908)	—	(9,566)	(5,722)	(34)	(15,322)	(24,230)	160,341	136,111	—	(538)	(327)	(865)
Fidelity VIP Equity-Income (IQ3)	6,210	46,607	(76,209)	(23,392)	1,826	(12,533)	320	(125)	(10,512)	(33,904)	417,841	383,937	109	(795)	23	(663)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (Pinnacle IV)	$11,921	$224,693	$(294,723)	$(58,109)	$37,224	$(586,036)	$7,517	$(383)	$(541,678)	$(599,787)	$1,312,503	$712,716	2,095	(32,870)	700	(30,075)
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	7,696	24,685	(57,831)	(25,450)	—	(75,638)	139,820	(494)	63,688	38,238	332,771	371,009	—	(4,713)	8,210	3,497
Fidelity VIP Equity-Income (Pinnacle Plus)	4,110	59,197	(92,382)	(29,075)	—	(83,989)	(147,788)	(257)	(232,034)	(261,109)	686,653	425,544	—	(4,621)	(7,880)	(12,501)
Fidelity VIP Equity-Income (Pinnacle V)	17,560	166,760	(249,172)	(64,852)	414,370	(357,101)	373	(2,321)	55,321	(9,531)	1,144,257	1,134,726	36,464	(31,372)	93	5,185
Fidelity VIP Freedom 2010 (Advantedge)	(1,375)	4,905	(5,548)	(2,018)	—	(116,848)	12	(222)	(117,058)	(119,076)	121,885	2,809	—	(9,326)	1	(9,325)
Fidelity VIP Freedom 2010 (AnnuiChoice II)	290	640	(2,404)	(1,474)	—	(15,841)	—	(60)	(15,901)	(17,375)	110,482	93,107	—	(1,221)	—	(1,221)
Fidelity VIP Freedom 2010 (GrandMaster flex3)	2	65	(230)	(163)	—	—	—	—	—	(163)	7,840	7,677	—	—	—	—
Fidelity VIP Freedom 2010 (GrandMaster)	(24)	970	(1,084)	(138)	2,118	(513)	(4,987)	(22)	(3,404)	(3,542)	15,423	11,881	168	(42)	(386)	(260)
Fidelity VIP Freedom 2010 (Pinnacle)	227	478	(2,572)	(1,867)	—	—	—	—	—	(1,867)	99,685	97,818	—	—	—	—
Fidelity VIP Freedom 2010 (Pinnacle IV)	(280)	12,116	(14,662)	(2,826)	11,528	(69,601)	(11,651)	(66)	(69,790)	(72,616)	275,268	202,652	921	(5,434)	(912)	(5,425)
Fidelity VIP Freedom 2010 (Pinnacle Plus)	(116)	(112)	(153)	(381)	—	—	(9,589)	(7)	(9,596)	(9,977)	14,918	4,941	—	(1)	(794)	(795)
Fidelity VIP Freedom 2010 (Pinnacle V)	(1,243)	42,204	(51,509)	(10,548)	—	(163,788)	(1,469)	(2,391)	(167,648)	(178,196)	789,794	611,598	—	(13,164)	(117)	(13,281)
Fidelity VIP Freedom 2015 (AdvantEdge)	(416)	7,544	(10,312)	(3,184)	—	(26,320)	(7)	(222)	(26,549)	(29,733)	152,741	123,008	—	(2,119)	(1)	(2,120)
Fidelity VIP Freedom 2015 (AnnuiChoice II)	(11)	1,659	(1,417)	231	—	(11,195)	(109)	(3)	(11,307)	(11,076)	19,605	8,529	—	(840)	(9)	(849)
Fidelity VIP Freedom 2015 (GrandMaster flex3)	3	52	(216)	(161)	—	—	—	—	—	(161)	7,861	7,700	—	—	—	—
Fidelity VIP Freedom 2015 (Pinnacle IV)	(833)	63,125	(64,360)	(2,068)	—	(338,947)	—	(32)	(338,979)	(341,047)	377,690	36,643	—	(27,064)	—	(27,064)
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E)	154	(27)	(1,125)	(998)	—	(3,430)	22,090	—	18,660	17,662	—	17,662	—	(261)	1,638	1,377
Fidelity VIP Freedom 2015 (Pinnacle Plus)	(201)	8,671	(8,721)	(251)	—	(9,489)	(22,090)	(76)	(31,655)	(31,906)	81,898	49,992	—	(761)	(1,731)	(2,492)
Fidelity VIP Freedom 2015 (Pinnacle V)	(596)	41,146	(51,732)	(11,182)	89,939	(126,949)	(15,126)	(1,664)	(53,800)	(64,982)	674,499	609,517	7,173	(10,170)	(1,227)	(4,224)
Fidelity VIP Freedom 2020 (AdvantEdge)	(2)	118	(102)	14	—	(902)	(1)	(14)	(917)	(903)	1,351	448	—	(70)	—	(70)
Fidelity VIP Freedom 2020 (AnnuiChoice II)	(15)	2,568	(1,861)	692	—	(42,256)	—	(25)	(42,281)	(41,589)	63,251	21,662	—	(3,263)	—	(3,263)
Fidelity VIP Freedom 2020 (GrandMaster)	36	65	(301)	(200)	1,395	—	—	(9)	1,386	1,186	9,214	10,400	111	(1)	1	111
Fidelity VIP Freedom 2020 (Pinnacle IV)	2,883	53,868	408,137	464,888	—	(896,284)	—	(30)	(896,314)	(431,426)	434,777	3,351	—	(34,944)	—	(34,944)
Fidelity VIP Freedom 2020 (Pinnacle Plus)	(478)	7,020	(2,852)	3,690	—	(16,484)	(4,227)	1	(20,710)	(17,020)	17,020	—	—	(1,403)	—	(1,403)
Fidelity VIP Freedom 2020 (Pinnacle V)	1,567	2,824	(12,930)	(8,539)	55,599	—	96,324	(1,034)	150,889	142,350	203,595	345,945	4,758	—	7,574	12,332
Fidelity VIP Freedom 2025 (Advantedge)	(2)	150	(131)	17	—	(906)	(4)	(14)	(924)	(907)	1,358	451	—	(68)	—	(68)
Fidelity VIP Freedom 2025 (Pinnacle IV)	5	300	(424)	(119)	—	(865)	—	(10)	(875)	(994)	8,701	7,707	—	(66)	—	(66)
Fidelity VIP Freedom 2025 (Pinnacle V)	2,030	50,340	(63,216)	(10,846)	347,929	(290,437)	—	(2,350)	55,142	44,296	451,439	495,735	27,686	(23,337)	(1)	4,348
Fidelity VIP Freedom 2030 (AnnuiChoice II)	59	37	(602)	(506)	9,380	—	—	—	9,380	8,874	—	8,874	711	—	—	711
Fidelity VIP Freedom 2030 (Pinnacle IV)	—	26	(88)	(62)	—	—	—	(16)	(16)	(78)	3,144	3,066	—	(1)	—	(1)
Fidelity VIP Freedom 2030 (Pinnacle Plus Reduced M&E)	(182)	1,258	(897)	179	—	(6,549)	(16,964)	(42)	(23,555)	(23,376)	23,376	—	—	(460)	(1,181)	(1,641)
Fidelity VIP Freedom 2030 (Pinnacle Plus)	(198,178)	934,450	(652,613)	83,659	—	(2,221,301)	(13,596,040)	(1,544)	(15,818,885)	(15,735,226)	16,692,868	957,642	—	(193,321)	(1,096,221)	(1,289,542)
Fidelity VIP Freedom 2030 (Pinnacle V)	(171)	1,919	(5,301)	(3,553)	—	(2,090)	—	(40)	(2,130)	(5,683)	176,059	170,376	—	(171)	(1)	(172)
Fidelity VIP Growth (AnnuiChoice II)	(5,835)	24,430	5,121	23,716	420	(13,573)	250,584	(607)	236,824	260,540	361,116	621,656	23	(771)	13,685	12,937
Fidelity VIP Growth (GrandMaster)	(7,785)	39,748	(95)	31,868	11,587	(28,275)	28,507	(123)	11,696	43,564	566,574	610,138	715	(1,768)	1,832	779
Fidelity VIP Growth (AdvantEdge)	(1,451)	9,158	(2,727)	4,980	—	(12,777)	—	(93)	(12,870)	(7,890)	93,993	86,103	—	(850)	—	(850)
Fidelity VIP Growth (AnnuiChoice)	(910)	5,328	929	5,347	—	(5,405)	(659)	(59)	(6,123)	(776)	92,931	92,155	—	(304)	(37)	(341)
Fidelity VIP Growth (GrandMaster flex3)	(1,123)	7,824	(2,863)	3,838	—	(7,620)	2,426	(73)	(5,267)	(1,429)	70,042	68,613	—	(378)	126	(252)
Fidelity VIP Growth (IQ3)	(1,948)	8,878	171	7,101	—	(4,726)	(1,975)	(101)	(6,802)	299	135,785	136,084	—	(364)	(154)	(518)
Fidelity VIP Growth (Pinnacle)	(1,564)	3,344	5,225	7,005	—	(9,148)	102,864	(13)	93,703	100,708	79,295	180,003	—	(571)	6,523	5,952
Fidelity VIP Growth (Pinnacle IV)	(7,665)	68,531	(33,496)	27,370	120	(60,991)	6,972	(245)	(54,144)	(26,774)	535,119	508,345	7	(3,387)	357	(3,023)
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	(86)	1,011	(778)	147	—	(14,059)	10,408	(9)	(3,660)	(3,513)	14,014	10,501	—	(788)	560	(228)
Fidelity VIP Growth (Pinnacle Plus)	(6,076)	44,826	(19,060)	19,690	—	(5,769)	(95,149)	(43)	(100,961)	(81,271)	388,816	307,545	—	(291)	(4,673)	(4,964)
Fidelity VIP Growth (Pinnacle V)	(7,068)	81,997	(54,900)	20,029	89,444	(131,337)	10,959	(2,299)	(33,233)	(13,204)	460,940	447,736	5,626	(8,719)	715	(2,378)
Fidelity VIP High Income (AdvantEdge)	(1,070)	2,778	(2,640)	(932)	—	(26,151)	26,599	(185)	263	(669)	43,486	42,817	—	(1,821)	1,946	125
Fidelity VIP High Income (AnnuiChoice II)	6,425	(579)	(11,503)	(5,657)	11,363	(11,202)	2,426	(58)	2,529	(3,128)	121,571	118,443	776	(743)	170	203
Fidelity VIP High Income (AnnuiChoice)	11,360	586	(21,445)	(9,499)	36,439	(51,311)	(793)	(223)	(15,888)	(25,387)	220,287	194,900	1,684	(2,365)	(36)	(717)
Fidelity VIP High Income (GrandMaster flex3)	(5,296)	2,727	337	(2,232)	—	(21,845)	(42,302)	(52)	(64,199)	(66,431)	110,672	44,241	—	(1,143)	(2,230)	(3,373)
Fidelity VIP High Income (IQ3)	(16,636)	40,708	(8,630)	15,442	—	(666,468)	601,739	(1,125)	(65,854)	(50,412)	280,059	229,647	—	(38,407)	36,199	(2,208)
Fidelity VIP High Income (Pinnacle)	1,310	(169)	(1,931)	(790)	—	(19,696)	3,140	(8)	(16,564)	(17,354)	42,041	24,687	—	(1,136)	184	(952)
Fidelity VIP High Income (Pinnacle IV)	10,202	(14,785)	(5,959)	(10,542)	100	(41,140)	2,975	(100)	(38,165)	(48,707)	251,838	203,131	5	(2,122)	165	(1,952)
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	2,232	(147)	(4,050)	(1,965)	—	(1,755)	39,306	(6)	37,545	35,580	974	36,554	—	(146)	3,247	3,101
Fidelity VIP High Income (Pinnacle Plus)	5,388	(2,833)	(8,905)	(6,350)	—	(11,555)	(39,134)	(203)	(50,892)	(57,242)	170,941	113,699	—	(661)	(2,249)	(2,910)
Fidelity VIP High Income (Pinnacle V)	15,672	(14,175)	(14,699)	(13,202)	25,018	(93,202)	(2,162)	(295)	(70,641)	(83,843)	408,866	325,023	1,857	(6,728)	(3)	(4,874)
Fidelity VIP II Index 500 (Pinnacle)	2,514	49,395	(53,964)	(2,055)	12,866	(119,209)	(17,286)	(701)	(124,330)	(126,385)	738,031	611,646	926	(8,373)	(1,246)	(8,693)
Fidelity VIP II Index 500 (Pinnacle IV)	9,199	217,337	(237,629)	(11,093)	27,404	(549,705)	278,193	(743)	(244,851)	(255,944)	2,880,263	2,624,319	1,903	(38,792)	19,608	(17,281)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP II Index 500 (Pinnacle V)	$20,869	$498,126	$(548,672)	$(29,677)	$1,729,612	$(444,110)	$(520,188)	$(25,116)	$740,198	$710,521	$5,706,057	$6,416,578	124,114	(34,224)	(36,329)	53,561
Fidelity VIP Index 500 (AdvantEdge)	670	68,775	(70,163)	(718)	144	(39,834)	(87,783)	(5,396)	(132,869)	(133,587)	1,041,691	908,104	9	(2,967)	(5,335)	(8,293)
Fidelity VIP Index 500 (AnnuiChoice II)	20,878	63,804	(90,107)	(5,425)	1,076,285	(75,672)	199,530	(4,136)	1,196,007	1,190,582	1,143,677	2,334,259	73,446	(5,417)	13,842	81,871
Fidelity VIP Index 500 (AnnuiChoice)	4,423	8,023	(12,312)	134	89,250	(101,940)	90,188	(193)	77,305	77,439	387,535	464,974	4,884	(5,575)	4,850	4,159
Fidelity VIP Index 500 (Grandmaster flex3)	724	30,815	(32,605)	(1,066)	—	(36,148)	(1,869)	(267)	(38,284)	(39,350)	401,347	361,997	—	(2,550)	(113)	(2,663)
Fidelity VIP Index 500 (Grandmaster)	12,584	84,504	(103,268)	(6,180)	6,467	(171,936)	113,333	(896)	(53,032)	(59,212)	2,555,380	2,496,168	446	(12,019)	7,934	(3,639)
Fidelity VIP Index 500 (IQ3)	1,202	55,362	(58,111)	(1,547)	—	(142,274)	(95,918)	(238)	(238,430)	(239,977)	853,699	613,722	—	(8,795)	(6,060)	(14,855)
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	4,139	10,789	(17,888)	(2,960)	—	(87,600)	139,055	(209)	51,246	48,286	553,414	601,700	—	(5,008)	7,736	2,728
Fidelity VIP Index 500 (Pinnacle Plus)	(1,031)	122,710	(123,411)	(1,732)	—	(151,123)	(157,112)	(688)	(308,923)	(310,655)	1,079,155	768,500	—	(7,314)	(7,534)	(14,848)
Fidelity VIP Investment Grade Bond (AdvantEdge)	5,959	1,125	(25,313)	(18,229)	6,695	(78,972)	29,466	(5,239)	(48,050)	(66,279)	809,526	743,247	539	(6,705)	2,358	(3,808)
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	15,107	1,107	(35,210)	(18,996)	373,930	(16,143)	18,901	(4,445)	372,243	353,247	698,867	1,052,114	27,920	(1,533)	1,347	27,734
Fidelity VIP Investment Grade Bond (AnnuiChoice)	1,932	(821)	(4,391)	(3,280)	140,905	(194,491)	281	(48)	(53,353)	(56,633)	212,789	156,156	8,293	(11,513)	16	(3,204)
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	560	(831)	(1,143)	(1,414)	—	(21,804)	53	(62)	(21,813)	(23,227)	84,935	61,708	—	(1,594)	4	(1,590)
Fidelity VIP Investment Grade Bond (GrandMaster)	5,058	(118)	(13,685)	(8,745)	9,242	(7,108)	38,108	(77)	40,165	31,420	394,528	425,948	722	(559)	3,005	3,168
Fidelity VIP Investment Grade Bond (IQ3)	1,776	10,053	(19,461)	(7,632)	34,390	(158,197)	(10,649)	(308)	(134,764)	(142,396)	421,246	278,850	2,166	(9,969)	(664)	(8,467)
Fidelity VIP Investment Grade Bond (Pinnacle)	1,251	(2,056)	(2,356)	(3,161)	—	(44,302)	(199)	(90)	(44,591)	(47,752)	185,831	138,079	—	(3,191)	(9)	(3,200)
Fidelity VIP Investment Grade Bond (Pinnacle IV)	3,578	477	(20,871)	(16,816)	48,314	(406,144)	(18,395)	(236)	(376,461)	(393,277)	994,599	601,322	3,552	(29,656)	(1,362)	(27,466)
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	184	(204)	(318)	(338)	—	(12,385)	—	(3)	(12,388)	(12,726)	29,446	16,720	—	(882)	—	(882)
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	929	785	(2,849)	(1,135)	—	(18,087)	18,753	(120)	546	(589)	81,215	80,626	—	(1,635)	1,730	95
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	92,555	(1,998)	(165,112)	(74,555)	—	(142,401)	4,581,054	(78)	4,438,575	4,364,020	78,310	4,442,330	—	(10,716)	344,501	333,785
Fidelity VIP Investment Grade Bond (Pinnacle V)	85,228	(24,292)	(253,816)	(192,880)	2,247,495	(423,985)	33,264	(44,203)	1,812,571	1,619,691	6,545,241	8,164,932	176,698	(36,905)	2,676	142,469
Fidelity VIP Mid Cap (AdvantEdge)	(9,166)	89,225	(101,303)	(21,244)	3,600	(94,176)	21,845	(3,949)	(72,680)	(93,924)	726,030	632,106	223	(6,457)	1,481	(4,753)
Fidelity VIP Mid Cap (AnnuiChoice II)	(6,240)	74,426	(92,909)	(24,723)	128,830	(8,378)	78,481	(306)	198,627	173,904	596,147	770,051	7,262	(484)	4,336	11,114
Fidelity VIP Mid Cap (AnnuiChoice)	(2,253)	35,488	(40,731)	(7,496)	—	(7,650)	(286)	(282)	(8,218)	(15,714)	295,305	279,591	—	(230)	(8)	(238)
Fidelity VIP Mid Cap (GrandMaster flex3)	(3,845)	46,250	(50,821)	(8,416)	180	(15,937)	(7,102)	(104)	(22,963)	(31,379)	302,155	270,776	6	(507)	(224)	(725)
Fidelity VIP Mid Cap (Grandmaster)	(4,845)	54,267	(62,062)	(12,640)	920	(9,712)	32,141	(108)	23,241	10,601	426,957	437,558	35	(368)	1,249	916
Fidelity VIP Mid Cap (IQ Annuity)	(12,323)	132,498	(148,645)	(28,470)	24,022	(32,605)	(58,154)	(215)	(66,952)	(95,422)	1,012,208	916,786	724	(1,021)	(1,816)	(2,113)
Fidelity VIP Mid Cap (Pinnacle)	(4,889)	52,686	(60,401)	(12,604)	2,333	(27,974)	(40,251)	(156)	(66,048)	(78,652)	450,324	371,672	156	(1,803)	(2,767)	(4,414)
Fidelity VIP Mid Cap (Pinnacle IV)	(14,517)	219,788	(226,689)	(21,418)	22,823	(282,303)	(20,528)	(718)	(280,726)	(302,144)	1,294,275	992,131	679	(8,540)	(595)	(8,456)
Fidelity VIP Mid Cap (Pinnacle II Reduced M&E)	2	300	(212)	90	—	(1,673)	(145)	(5)	(1,823)	(1,733)	1,733	—	—	—	(113)	(113)
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	(4,361)	62,231	(73,829)	(15,959)	—	(95,234)	128,588	(751)	32,603	16,644	547,418	564,062	—	(6,602)	8,841	2,239
Fidelity VIP Mid Cap (Pinnacle Plus)	(8,108)	63,317	(71,760)	(16,551)	—	(75,495)	(121,077)	(471)	(197,043)	(213,594)	639,303	425,709	—	(2,467)	(3,988)	(6,455)
Fidelity VIP Mid Cap (Pinnacle V)	(27,191)	302,750	(337,684)	(62,125)	146,020	(425,003)	69,932	(5,250)	(214,301)	(276,426)	2,088,343	1,811,917	9,374	(28,720)	4,752	(14,594)
Fidelity VIP Overseas (AdvantEdge)	(1,892)	13,710	(2,643)	9,175	72	(25,707)	(15,711)	(2,846)	(44,192)	(35,017)	376,789	341,772	7	(2,875)	(1,499)	(4,367)
Fidelity VIP Overseas (AnnuiChoice II)	428	5,669	(5,541)	556	55,359	(3,530)	17,699	(692)	68,836	69,392	203,076	272,468	4,519	(360)	1,615	5,774
Fidelity VIP Overseas (AnnuiChoice)	(33)	8,634	(3,658)	4,943	10,894	(23,090)	(22,995)	(197)	(35,388)	(30,445)	187,991	157,546	641	(1,335)	(1,329)	(2,023)
Fidelity VIP Overseas (GrandMaster flex3)	(481)	4,363	(1,857)	2,025	—	(3,594)	11,040	(85)	7,361	9,386	105,499	114,885	—	(241)	750	509
Fidelity VIP Overseas (GrandMaster)	(914)	(2,991)	8,591	4,686	4,258	(20,551)	(35,004)	(92)	(51,389)	(46,703)	210,098	163,395	438	(2,183)	(3,715)	(5,460)
Fidelity VIP Overseas (IQ3)	(1,274)	10,553	(1,484)	7,795	1,945	(6,669)	(2,560)	(136)	(7,420)	375	371,671	372,046	148	(509)	(127)	(488)
Fidelity VIP Overseas (Pinnacle)	(1,351)	2,240	6,737	7,626	1,436	(30,769)	9,087	(225)	(20,471)	(12,845)	366,740	353,895	95	(1,973)	581	(1,297)
Fidelity VIP Overseas (Pinnacle IV)	(1,974)	(5,557)	14,075	6,544	17,386	(91,112)	33,316	(438)	(40,848)	(34,304)	467,063	432,759	1,089	(6,003)	2,086	(2,828)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	483	(1,810)	1,733	406	—	(31,756)	68,988	(102)	37,130	37,536	37,994	75,530	—	(2,711)	5,768	3,057
Fidelity VIP Overseas (Pinnacle Plus)	(1,316)	(2,184)	13,759	10,259	—	(109,693)	34,834	(198)	(75,057)	(64,798)	237,515	172,717	—	(5,658)	1,897	(3,761)
Fidelity VIP Overseas (Pinnacle V)	(4,982)	49,858	(26,089)	18,787	30,014	(165,829)	7,432	(1,666)	(130,049)	(111,262)	965,053	853,791	3,287	(18,244)	730	(14,227)
Fidelity VIP Target Volatility (AdvantEdge)	(268)	216	(625)	(677)	—	—	(22,349)	(1)	(22,350)	(23,027)	23,027	—	—	—	(2,151)	(2,151)
Fidelity VIP Target Volatility (AnnuiChoice II)	42	26	(493)	(425)	8,250	—	46	(33)	8,263	7,838	—	7,838	746	(3)	4	747
Fidelity VIP Target Volatility (Pinnacle V)	(43)	2,359	(12,034)	(9,718)	190,007	(9,190)	1,520	(904)	181,433	171,715	58,831	230,546	17,429	(915)	150	16,664
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge)	(345)	1,764	(4,001)	(2,582)	—	(16,994)	—	(66)	(17,060)	(19,642)	46,253	26,611	—	(1,227)	—	(1,227)
Columbia VIT Mid Cap Value (AnnuiChoice II)	(2,602)	23	(21,733)	(24,312)	257,612	(490)	63,033	(35)	320,120	295,808	19,297	315,105	17,247	(37)	4,232	21,442
Columbia VIT Mid Cap Value (Annuichoice)	(42)	11	(223)	(254)	—	—	1,673	(5)	1,668	1,414	3,953	5,367	—	—	118	118
Columbia VIT Mid Cap Value (Grandmaster flex3)	(2,992)	5,783	(14,724)	(11,933)	—	(27,230)	(11,251)	(187)	(38,668)	(50,601)	215,498	164,897	—	(1,934)	(765)	(2,699)
Columbia VIT Mid Cap Value (Grandmaster)	(268)	2,701	(1,649)	784	—	—	(41,541)	(5)	(41,546)	(40,762)	41,617	855	—	—	(2,781)	(2,781)
Columbia VIT Mid Cap Value (Pinnacle)	(517)	1,663	(3,388)	(2,242)	—	(10,978)	(4,821)	(9)	(15,808)	(18,050)	52,352	34,302	—	(745)	(331)	(1,076)
Columbia VIT Mid Cap Value (Pinnacle IV)	(705)	384	(2,778)	(3,099)	—	(2,172)	(3,415)	(8)	(5,595)	(8,694)	51,002	42,308	—	(154)	(245)	(399)
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E)	(520)	(738)	(2,264)	(3,522)	—	(27,637)	34,939	(5)	7,297	3,775	24,229	28,004	—	(1,958)	2,337	379

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 1 (continued):
Columbia VIT Mid Cap Value (Pinnacle Plus)	$(2,997)	$4,946	$(12,553)	$(10,604)	$—	$(22,212)	$(31,563)	$(196)	$(53,971)	$(64,575)	$223,001	$158,426	—	(1,541)	(2,153)	(3,694)
Columbia VIT Mid Cap Value (Pinnacle V)	(3,785)	5,214	(19,422)	(17,993)	50,672	(40,594)	12,660	(550)	22,188	4,195	208,485	212,680	3,538	(3,033)	795	1,300
Franklin Growth and Income VIP Fund (Pinnacle)	51,193	57,013	(150,525)	(42,319)	—	(378,872)	(53,006)	(940)	(432,818)	(475,137)	2,500,850	2,025,713	—	(18,028)	(2,543)	(20,571)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	181	663	(957)	(113)	—	(1,619)	—	(9)	(1,628)	(1,741)	9,462	7,721	—	(75)	—	(75)
Franklin Income VIP Fund (Pinnacle)	157,939	110,557	(636,520)	(368,024)	18,916	(506,155)	(129,999)	(1,277)	(618,515)	(986,539)	5,042,927	4,056,388	851	(22,100)	(5,544)	(26,793)
Franklin Income VIP Fund (Pinnacle II Reduced M&E)	9,605	95	(30,912)	(21,212)	—	—	—	(7)	(7)	(21,219)	269,824	248,605	—	—	—	—
JP Morgan IT Mid Cap Value (AnnuiChoice)	1	160	(234)	(73)	—	—	—	(5)	(5)	(78)	2,030	1,952	—	—	—	—
JP Morgan IT Mid Cap Value (GrandMaster flex3)	(638)	20,146	(22,939)	(3,431)	—	(18,477)	—	(10)	(18,487)	(21,918)	115,663	93,745	—	(636)	—	(636)
JP Morgan IT Mid Cap Value (Grandmaster)	(295)	8,770	(11,593)	(3,118)	—	(3,431)	—	—	(3,431)	(6,549)	81,437	74,888	—	(122)	—	(122)
JP Morgan IT Mid Cap Value (IQ3)	(287)	5,196	(7,376)	(2,467)	—	(126)	—	(33)	(159)	(2,626)	60,729	58,103	—	(6)	—	(6)
JP Morgan IT Mid Cap Value (Pinnacle)	(352)	8,239	(11,635)	(3,748)	—	(520)	—	(14)	(534)	(4,282)	95,064	90,782	—	(19)	—	(19)
JP Morgan IT Mid Cap Value (Pinnacle IV)	(2,986)	111,968	(133,537)	(24,555)	—	(66,948)	(16,629)	(204)	(83,781)	(108,336)	683,534	575,198	—	(2,371)	(604)	(2,975)
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	(620)	15,012	(23,348)	(8,956)	—	(19,796)	70,229	(193)	50,240	41,284	189,154	230,438	—	(1,045)	3,653	2,608
JP Morgan IT Mid Cap Value (Pinnacle Plus)	(62)	34,208	(34,770)	(624)	—	(9,963)	(70,229)	(41)	(80,233)	(80,857)	85,325	4,468	—	(358)	(2,537)	(2,895)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	362	11	(628)	(255)	—	(189)	—	(1)	(190)	(445)	9,845	9,400	—	(8)	—	(8)
Morgan Stanley UIF Emerging Markets Debt (IQ3)	53	3	(91)	(35)	—	—	—	(4)	(4)	(39)	1,375	1,336	—	—	—	—
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	8,910	4,322	(15,760)	(2,528)	—	(80,124)	242	(52)	(79,934)	(82,462)	225,093	142,631	—	(2,746)	8	(2,738)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	2,595	1,300	(5,350)	(1,455)	—	(9,762)	—	(28)	(9,790)	(11,245)	69,845	58,600	—	(416)	—	(416)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	596	(18)	(890)	(312)	—	—	—	(6)	(6)	(318)	14,176	13,858	—	—	—	—
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	9	24	15	48	—	—	—	(9)	(9)	39	4,797	4,836	—	(1)	—	(1)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	(58)	12,835	(12,114)	663	—	(29,341)	—	(14)	(29,355)	(28,692)	29,994	1,302	—	(837)	—	(837)
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	(269)	2,631	(1,710)	652	—	(5,018)	—	(46)	(5,064)	(4,412)	123,044	118,632	—	(160)	—	(160)
Morgan Stanley UIF U.S. Real Estate (IQ3)	(90)	429	172	511	—	—	—	(48)	(48)	463	74,286	74,749	—	(2)	1	(1)
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	(411)	50,511	(32,210)	17,890	6,508	(38,476)	(291,348)	(180)	(323,496)	(305,606)	773,885	468,279	159	(902)	(6,433)	(7,176)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	(795)	235,259	(249,619)	(15,155)	—	(581,927)	(40,625)	(180)	(622,732)	(637,887)	1,414,584	776,697	—	(17,465)	(1,170)	(18,635)
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge)	(16)	7	1,046	1,037	—	—	63,729	—	63,729	64,766	—	64,766	—	—	6,399	6,399
American Funds Managed Risk Asset Allocation (AnnuiChoice)	—	2	(4)	(2)	—	—	—	(2)	(2)	(4)	95	91	—	—	—	—
American Funds Managed Risk Asset Allocation (AnnuiChoice II)	247	1,401	(3,804)	(2,156)	11,000	(1,874)	21,382	(79)	30,429	28,273	69,590	97,863	1,049	(190)	2,059	2,918
American Funds Managed Risk Asset Allocation (GrandMaster flex3)	5	117	(365)	(243)	—	(856)	4,933	(8)	4,069	3,826	1,646	5,472	—	(83)	465	382
American Funds Managed Risk Asset Allocation (Pinnacle)	(53)	509	(320)	136	—	(24)	(9,495)	(62)	(9,581)	(9,445)	10,049	604	—	(8)	(897)	(905)
American Funds Managed Risk Asset Allocation (Pinnacle IV)	7	316	(669)	(346)	—	(3,345)	(3,013)	(31)	(6,389)	(6,735)	19,635	12,900	—	(328)	(287)	(615)
American Funds Managed Risk Asset Allocation (Pinnacle V)	326	20,949	(54,934)	(33,659)	644,324	(12,372)	(16,303)	(3,156)	612,493	578,834	781,482	1,360,316	62,201	(1,499)	(1,567)	59,135
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	(2,099)	20,164	(33,376)	(15,311)	48	(53,454)	(1,044)	(510)	(54,960)	(70,271)	235,442	165,171	2	(2,631)	(46)	(2,675)
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	(650)	9,150	(16,618)	(8,118)	31,981	(977)	(2,171)	(335)	28,498	20,380	88,848	109,228	1,504	(61)	(95)	1,348
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	(151)	1,048	(2,104)	(1,207)	—	—	—	(2)	(2)	(1,209)	15,555	14,346	—	—	—	—
Columbia VIT Small Cap Value Class 2 (Grandmaster)	(352)	2,911	(6,238)	(3,679)	—	(336)	6,966	(4)	6,626	2,947	43,111	46,058	—	(16)	331	315
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	(1,097)	6,752	(13,049)	(7,394)	—	(7,995)	—	(182)	(8,177)	(15,571)	101,860	86,289	—	(391)	—	(391)
Columbia VIT Small Cap Value Class 2 (Pinnacle)	(67)	410	(1,210)	(867)	—	(31)	5,877	(7)	5,839	4,972	6,640	11,612	—	(2)	280	278
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	(362)	2,473	(5,214)	(3,103)	—	(2,445)	—	—	(2,445)	(5,548)	42,307	36,759	—	(117)	(1)	(118)
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	(4,568)	40,327	(80,024)	(44,265)	165,464	(11,868)	15,606	(2,521)	166,681	122,416	404,392	526,808	7,834	(696)	770	7,908
Franklin Growth and Income VIP Fund (AdvantEdge)	2,465	7,735	(13,615)	(3,415)	—	(11,651)	(1,569)	(704)	(13,924)	(17,339)	147,387	130,048	—	(854)	(107)	(961)
Franklin Growth and Income VIP Fund (AnnuiChoice II)	7,353	27,838	(40,870)	(5,679)	—	(17,619)	115,342	(307)	97,416	91,737	263,270	355,007	—	(1,211)	7,899	6,688
Franklin Growth and Income VIP Fund (AnnuiChoice)	4,398	12,626	(20,263)	(3,239)	—	(5,730)	(15,336)	(161)	(21,227)	(24,466)	189,244	164,778	—	(278)	(717)	(995)
Franklin Growth and Income VIP Fund (GrandMaster flex3)	5,593	19,959	(33,994)	(8,442)	—	(38,189)	3,034	(142)	(35,297)	(43,739)	303,575	259,836	—	(2,004)	143	(1,861)
Franklin Growth and Income VIP Fund (Grandmaster)	14,820	27,195	(58,714)	(16,699)	3,264	(27,583)	(638)	(82)	(25,039)	(41,738)	754,039	712,301	160	(1,366)	(32)	(1,238)
Franklin Growth and Income VIP Fund (IQ Annuity)	17,082	23,373	(58,456)	(18,001)	11,564	(153,632)	8,351	(411)	(134,128)	(152,129)	865,389	713,260	575	(7,652)	410	(6,667)
Franklin Growth and Income VIP Fund (Pinnacle)	14,286	45,826	(75,868)	(15,756)	7,325	(55,620)	(27,020)	(168)	(75,483)	(91,239)	800,806	709,567	587	(4,390)	(2,090)	(5,893)
Franklin Growth and Income VIP Fund (Pinnacle IV)	36,042	190,979	(266,583)	(39,562)	20,480	(295,052)	15,692	(450)	(259,330)	(298,892)	1,911,024	1,612,132	1,012	(14,622)	762	(12,848)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	(5)	245	(229)	11	—	(846)	(28)	(1)	(875)	(864)	876	12	—	—	(67)	(67)
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)	4,598	5,635	(14,001)	(3,768)	—	(19,481)	139,659	(293)	119,885	116,117	188,394	304,511	—	(1,230)	8,605	7,375
Franklin Growth and Income VIP Fund (Pinnacle Plus)	5,544	51,028	(65,458)	(8,886)	—	(76,636)	(132,180)	(129)	(208,945)	(217,831)	385,362	167,531	—	(4,119)	(7,173)	(11,292)
Franklin Growth and Income VIP Fund (Pinnacle V)	18,518	72,214	(115,076)	(24,344)	1,200	(103,260)	11,214	(4,090)	(94,936)	(119,280)	1,100,145	980,865	100	(8,772)	935	(7,737)
Franklin Income VIP Fund (AdvantEdge)	11,585	432	(38,849)	(26,832)	—	(46,462)	(68,704)	(563)	(115,729)	(142,561)	370,026	227,465	—	(3,681)	(5,145)	(8,826)
Franklin Income VIP Fund (AnnuiChoice II)	26,556	11,078	(104,082)	(66,448)	96,110	(53,738)	105,562	(406)	147,528	81,080	679,261	760,341	6,553	(3,704)	7,122	9,971
Franklin Income VIP Fund (AnnuiChoice)	6,078	1,372	(20,285)	(12,835)	—	(4,362)	(15,330)	(167)	(19,859)	(32,694)	171,576	138,882	—	(202)	(666)	(868)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund (GrandMaster flex3)	$36,042	$43,053	$(177,385)	$(98,290)	$360	$(129,699)	$(25,591)	$(611)	$(155,541)	$(253,831)	$1,270,348	$1,016,517	17	(6,016)	(1,171)	(7,170)
Franklin Income VIP Fund (Grandmaster)	28,642	10,334	(107,349)	(68,373)	5,631	(90,017)	(114,978)	(196)	(199,560)	(267,933)	945,172	677,239	263	(4,340)	(4,987)	(9,064)
Franklin Income VIP Fund (IQ Annuity)	33,479	34,644	(158,304)	(90,181)	480	(113,067)	18,484	(762)	(94,865)	(185,046)	1,144,246	959,200	22	(5,132)	799	(4,311)
Franklin Income VIP Fund (Pinnacle IV)	69,279	4,378	(253,804)	(180,147)	144,129	(538,759)	(893)	(499)	(396,022)	(576,169)	2,439,220	1,863,051	6,715	(24,620)	(96)	(18,001)
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)	10,173	(1,969)	(38,426)	(30,222)	21,889	(100,200)	203,260	(285)	124,664	94,442	296,632	391,074	1,645	(7,531)	15,448	9,562
Franklin Income VIP Fund (Pinnacle Plus)	11,677	(41,715)	5,459	(24,579)	—	(159,769)	(215,860)	(204)	(375,833)	(400,412)	609,200	208,788	—	(8,172)	(11,360)	(19,532)
Franklin Income VIP Fund (Pinnacle V)	245,937	43,345	(1,014,532)	(725,250)	802,276	(1,066,822)	1,290,586	(2,925)	1,023,115	297,865	7,261,695	7,559,560	63,928	(88,462)	103,480	78,946
Franklin Large Cap Growth VIP Fund (AdvantEdge)	(2,403)	71,655	(61,006)	8,246	22,656	(52,731)	(11,637)	(1,457)	(43,169)	(34,923)	203,422	168,499	1,426	(3,547)	(706)	(2,827)
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)	(2,472)	62,895	(51,363)	9,060	1,876	(4,514)	19,202	(489)	16,075	25,135	229,833	254,968	110	(292)	1,086	904
Franklin Large Cap Growth VIP Fund (AnnuiChoice)	(534)	25,270	(21,421)	3,315	—	(2,170)	(31,630)	(23)	(33,823)	(30,508)	77,987	47,479	—	(97)	(1,458)	(1,555)
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)	(119)	4,827	(3,105)	1,603	—	(10,859)	43,955	(11)	33,085	34,688	10,275	44,963	—	(524)	2,206	1,682
Franklin Large Cap Growth VIP Fund (Grandmaster)	(439)	9,759	(8,016)	1,304	4,479	(487)	(1,270)	(10)	2,712	4,016	36,569	40,585	209	(23)	(67)	119
Franklin Large Cap Growth VIP Fund (IQ Annuity)	(3,045)	113,207	(91,992)	18,170	—	(5,423)	(116,067)	(62)	(121,552)	(103,382)	301,440	198,058	—	(252)	(5,351)	(5,603)
Franklin Large Cap Growth VIP Fund (Pinnacle)	(1,286)	28,994	(22,041)	5,667	633	(24,823)	6,001	(80)	(18,269)	(12,602)	125,730	113,128	31	(1,170)	285	(854)
Franklin Large Cap Growth VIP Fund (Pinnacle IV)	(7,383)	183,668	(151,729)	24,556	25,034	(30,343)	(28,479)	(93)	(33,881)	(9,325)	600,847	591,522	1,176	(1,445)	(1,373)	(1,642)
Franklin Large Cap Growth VIP Fund (Pinnacle II Reduced M&E)	(25)	2,240	(1,738)	477	—	(6,273)	—	1	(6,272)	(5,795)	5,795	—	—	(287)	—	(287)
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)	(680)	19,634	(15,372)	3,582	—	(4,391)	9,091	(157)	4,543	8,125	74,531	82,656	—	(260)	547	287
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)	(2,090)	35,920	(28,173)	5,657	—	(18,490)	(1,393)	(118)	(20,001)	(14,344)	141,735	127,391	—	(991)	(91)	(1,082)
Franklin Large Cap Growth VIP Fund (Pinnacle V)	(13,493)	300,430	(248,040)	38,897	67,974	(72,007)	(9,122)	(3,325)	(16,480)	22,417	998,158	1,020,575	4,759	(5,420)	(622)	(1,283)
Franklin Mutual Shares VIP Fund (AdvantEdge)	22,169	182,321	(302,106)	(97,616)	8,447	(144,590)	(32,660)	(11,427)	(180,230)	(277,846)	1,725,223	1,447,377	657	(11,839)	(2,377)	(13,559)
Franklin Mutual Shares VIP Fund (AnnuiChoice II)	13,411	75,756	(132,004)	(42,837)	171,929	(42,580)	31,678	(3,123)	157,904	115,067	657,717	772,784	12,587	(3,220)	2,435	11,802
Franklin Mutual Shares VIP Fund (AnnuiChoice)	5,127	23,256	(42,121)	(13,738)	58,501	(63,366)	(20,998)	(233)	(26,096)	(39,834)	243,161	203,327	2,575	(2,809)	(955)	(1,189)
Franklin Mutual Shares VIP Fund (GrandMaster flex3)	10,162	53,249	(106,202)	(42,791)	360	(30,846)	(33,367)	(299)	(64,152)	(106,943)	737,218	630,275	17	(1,484)	(1,522)	(2,989)
Franklin Mutual Shares VIP Fund (IQ Advisor Standard)	292	813	(1,748)	(643)	—	—	—	—	—	(643)	11,673	11,030	—	—	—	—
Franklin Mutual Shares VIP Fund (IQ Annuity)	5,076	32,622	(57,077)	(19,379)	1,386	(5,493)	4,821	(242)	472	(18,907)	300,390	281,483	64	(268)	207	3
Franklin Mutual Shares VIP Fund (Pinnacle)	9,002	54,669	(95,354)	(31,683)	450	(45,745)	(98)	(164)	(45,557)	(77,240)	566,292	489,052	21	(2,073)	3	(2,049)
Franklin Mutual Shares VIP Fund (Pinnacle IV)	18,172	119,420	(206,285)	(68,693)	3,732	(117,967)	15,406	(410)	(99,239)	(167,932)	1,178,932	1,011,000	169	(5,524)	735	(4,620)
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)	(4)	259	(219)	36	—	(848)	(27)	(1)	(876)	(840)	840	—	—	(38)	—	(38)
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)	3,238	11,174	(27,272)	(12,860)	—	(16,631)	166,021	(106)	149,284	136,424	85,994	222,418	—	(1,089)	10,900	9,811
Franklin Mutual Shares VIP Fund (Pinnacle Plus)	3,828	9,007	(26,819)	(13,984)	—	(89,120)	(159,234)	(199)	(248,553)	(262,537)	417,104	154,567	—	(4,677)	(8,334)	(13,011)
Franklin Mutual Shares VIP Fund (Pinnacle V)	68,862	454,946	(810,579)	(286,771)	836,112	(468,475)	16,877	(19,214)	365,300	78,529	4,014,955	4,093,484	72,270	(43,095)	1,864	31,039
Franklin Mutual Shares VIP Fund(Grandmaster)	7,528	62,843	(94,228)	(23,857)	—	(53,419)	(73,989)	(83)	(127,491)	(151,348)	463,777	312,429	—	(2,641)	(3,333)	(5,974)
Franklin Small Cap Value VIP Fund (AdvantEdge)	(591)	11,821	(18,053)	(6,823)	4,607	(7,215)	15,305	(317)	12,380	5,557	76,642	82,199	303	(506)	1,042	839
Franklin Small Cap Value VIP Fund (Annuichoice II)	(544)	9,332	(12,796)	(4,008)	13,160	(3,126)	8,403	(74)	18,363	14,355	38,700	53,055	994	(207)	568	1,355
Franklin Small Cap Value VIP Fund (Annuichoice)	(45)	4,782	(6,040)	(1,303)	—	(1,007)	(22,555)	(22)	(23,584)	(24,887)	24,887	—	—	(73)	(1,659)	(1,732)
Franklin Small Cap Value VIP Fund (Grandmaster)	(789)	22,878	(30,402)	(8,313)	—	(6,340)	(42,901)	(6)	(49,247)	(57,560)	156,786	99,226	—	(464)	(2,981)	(3,445)
Franklin Small Cap Value VIP Fund (Grandmaster flex3)	(215)	4,318	(6,233)	(2,130)	—	(750)	3,456	(12)	2,694	564	21,549	22,113	—	(55)	251	196
Franklin Small Cap Value VIP Fund (IQ Annuity)	(924)	16,612	(27,226)	(11,538)	702	(8,818)	(100,866)	(45)	(109,027)	(120,565)	196,376	75,811	51	(657)	(7,559)	(8,165)
Franklin Small Cap Value VIP Fund (Pinnacle Plus Reduced M&E)	(43)	1,587	(2,555)	(1,011)	—	—	3,376	(2)	3,374	2,363	8,087	10,450	—	—	198	198
Franklin Small Cap Value VIP Fund (Pinnacle Plus)	(682)	(3,323)	(3,188)	(7,193)	—	(16,218)	2,662	(22)	(13,578)	(20,771)	68,965	48,194	—	(1,204)	28	(1,176)
Franklin Small Cap Value VIP Fund (Pinnacle)	(1,105)	29,202	(41,213)	(13,116)	—	(16,893)	(11,134)	(32)	(28,059)	(41,175)	172,081	130,906	—	(1,219)	(840)	(2,059)
Franklin Small Cap Value VIP Fund (Pinnacle IV)	(1,098)	22,293	(32,883)	(11,688)	975	(2,310)	(6,911)	(36)	(8,282)	(19,970)	140,796	120,826	70	(195)	(481)	(606)
Franklin Small Cap Value VIP Fund (Pinnacle V)	(2,987)	67,571	(95,186)	(30,602)	18,493	(99,879)	20,334	(433)	(61,485)	(92,087)	375,000	282,913	1,448	(7,676)	1,516	(4,712)
Invesco VI American Franchise (AdvantEdge)	(215)	580	64	429	—	—	(789)	(121)	(910)	(481)	13,492	13,011	—	(7)	(47)	(54)
Invesco VI American Franchise (AnnuiChoice II)	(289)	598	712	1,021	—	(125)	17,543	(73)	17,345	18,366	16,597	34,963	—	(10)	936	926
Invesco VI American Franchise (GrandMaster flex3)	(207)	102	508	403	—	—	—	—	—	403	12,860	13,263	—	—	—	—
Invesco VI American Franchise (Grandmaster)	(74)	54	203	183	—	—	—	—	—	183	5,469	5,652	—	—	—	—
Invesco VI American Franchise (IQ Annuity)	(3)	14	4	15	453	(432)	82	(3)	100	115	—	115	20	(19)	4	5
Invesco VI American Franchise (Pinnacle Plus Reduced M&E)	(3)	53	(33)	17	—	(2,403)	—	(1)	(2,404)	(2,387)	2,387	—	—	(146)	—	(146)
Invesco VI American Franchise (Pinnacle Plus)	(1,240)	15,400	(9,558)	4,602	—	(3,038)	(76,869)	(54)	(79,961)	(75,359)	106,476	31,117	—	(156)	(3,740)	(3,896)
Invesco VI American Franchise (Pinnacle)	(255)	989	(100)	634	—	(3,968)	(97)	(19)	(4,084)	(3,450)	20,894	17,444	—	(171)	(4)	(175)
Invesco VI American Franchise (Pinnacle IV)	(2,149)	13,243	(6,204)	4,890	—	(15,589)	1,087	(32)	(14,534)	(9,644)	151,642	141,998	—	(668)	47	(621)
Invesco VI American Franchise (Pinnacle V)	(1,252)	29,590	(26,608)	1,730	—	(61,004)	(767)	(189)	(61,960)	(60,230)	123,602	63,372	—	(3,957)	(38)	(3,995)
Invesco VI American Value (AdvantEdge)	(5,559)	60,806	(92,329)	(37,082)	22,464	(60,007)	(25,887)	(2,086)	(65,516)	(102,598)	399,141	296,543	1,329	(4,073)	(1,354)	(4,098)
Invesco VI American Value (AnnuiChoice II)	(4,146)	58,237	(95,501)	(41,410)	64,831	(10,225)	156,005	(702)	209,909	168,499	209,771	378,270	3,989	(637)	9,314	12,666
Invesco VI American Value (AnnuiChoice)	(28)	342	(594)	(280)	—	(99)	—	(10)	(109)	(389)	2,789	2,400	—	(7)	—	(7)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Invesco VI American Value (Grandmaster flex3)	$(34)	$(2)	$(1,368)	$(1,404)	$—	$—	$30,955	$—	$30,955	$29,551	$—	$29,551	—	—	2,029	2,029
Invesco VI American Value (Grandmaster)	(361)	(474)	(1,329)	(2,164)	—	—	(26,366)	(2)	(26,368)	(28,532)	28,532	—	—	—	(1,725)	(1,725)
Invesco VI American Value (IQ Annuity)	(1,138)	4,495	(8,234)	(4,877)	—	—	(94,576)	(1)	(94,577)	(99,454)	112,105	12,651	—	—	(5,960)	(5,960)
Invesco VI American Value (Pinnacle Plus Reduced M&E)	(349)	2,675	(5,377)	(3,051)	—	(7,754)	—	(16)	(7,770)	(10,821)	32,759	21,938	—	(464)	—	(464)
Invesco VI American Value (Pinnacle Plus)	(3,498)	16,404	(29,823)	(16,917)	—	(17,322)	(93,669)	(52)	(111,043)	(127,960)	252,690	124,730	—	(1,045)	(5,919)	(6,964)
Invesco VI American Value II (Pinnacle V)	(8,831)	76,560	(144,051)	(76,322)	240,399	(30,499)	39,134	(3,227)	245,807	169,485	443,940	613,425	14,654	(2,149)	2,412	14,917
Invesco VI American Value II (Pinnacle)	(477)	1,593	(8,173)	(7,057)	730	(13,447)	23,443	(44)	10,682	3,625	21,471	25,096	51	(813)	1,161	399
Invesco VI American Value II (Pinnacle IV)	(858)	4,505	(9,450)	(5,803)	—	(9,449)	(15,507)	(40)	(24,996)	(30,799)	67,654	36,855	—	(596)	(1,010)	(1,606)
Invesco VI Comstock (AdvantEdge)	235	8,235	(24,642)	(16,172)	—	(14,335)	6,365	(884)	(8,854)	(25,026)	228,342	203,316	—	(999)	475	(524)
Invesco VI Comstock (AnnuiChoice II)	2,527	10,116	(43,294)	(30,651)	101,304	(23,695)	108,821	(1,460)	184,970	154,319	302,754	457,073	6,635	(1,620)	7,003	12,018
Invesco VI Comstock (AnnuiChoice)	365	875	(5,131)	(3,891)	—	(1,037)	—	(1)	(1,038)	(4,929)	55,385	50,456	—	(42)	—	(42)
Invesco VI Comstock (GrandMaster flex3)	151	3,100	(12,905)	(9,654)	—	(2,588)	—	(23)	(2,611)	(12,265)	128,988	116,723	—	(110)	—	(110)
Invesco VI Comstock (Grandmaster)	(750)	42,836	(42,055)	31	—	(5,933)	(142,346)	(29)	(148,308)	(148,277)	192,436	44,159	—	(246)	(5,726)	(5,972)
Invesco VI Comstock (IQ Annuity)	59	334	(2,362)	(1,969)	—	—	—	(19)	(19)	(1,988)	26,107	24,119	—	(1)	—	(1)
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	335	1,892	(7,356)	(5,129)	—	(16,100)	17,842	(52)	1,690	(3,439)	76,357	72,918	—	(930)	1,060	130
Invesco VI Comstock (Pinnacle Plus)	2	1,582	(6,091)	(4,507)	—	(1,536)	(17,842)	(96)	(19,474)	(23,981)	67,633	43,652	—	(79)	(872)	(951)
Invesco VI Comstock (Pinnacle)	270	1,093	(7,691)	(6,328)	—	(6,358)	3,861	(18)	(2,515)	(8,843)	89,164	80,321	—	(260)	162	(98)
Invesco VI Comstock (Pinnacle IV)	564	35,034	(56,435)	(20,837)	22,577	(67,844)	(6,123)	(65)	(51,455)	(72,292)	312,036	239,744	996	(2,914)	(283)	(2,201)
Invesco VI Comstock (Pinnacle II Reduced M&E)	(8)	837	(767)	62	—	(2,298)	—	(2)	(2,300)	(2,238)	2,238	—	—	(92)	—	(92)
Invesco VI Comstock (Pinnacle V)	3,936	28,158	(135,382)	(103,288)	449,410	(23,625)	18,795	(7,458)	437,122	333,834	1,003,233	1,337,067	34,597	(2,435)	1,621	33,783
Invesco VI International Growth Class II (Advantedge)	(339)	1,120	(4,679)	(3,898)	—	(4,679)	(368)	(198)	(5,245)	(9,143)	101,994	92,851	—	(442)	(23)	(465)
Invesco VI International Growth Class II (IQ Advisor Enhanced)	334	(367)	(8,810)	(8,843)	45,599	(176)	(4,879)	(415)	40,129	31,286	163,804	195,090	4,053	(54)	(515)	3,484
Invesco VI International Growth Class II (Pinnacle Plus)	103	3,510	(10,701)	(7,088)	—	(5,856)	35,832	(6)	29,970	22,882	80,626	103,508	—	(520)	2,969	2,449
Invesco VI International Growth Class II (Pinnacle)	(192)	3,011	(5,390)	(2,571)	—	(4,865)	(7,683)	(49)	(12,597)	(15,168)	80,474	65,306	—	(466)	(661)	(1,127)
Invesco VI International Growth Class II (Pinnacle V)	(482)	9,314	(42,498)	(33,666)	217,417	(48,858)	33,164	(2,916)	198,807	165,141	472,225	637,366	19,436	(4,968)	3,056	17,524
Invesco VI International Growth II (Grandmaster)	128	(27)	(3,143)	(3,042)	—	—	32,185	(29)	32,156	29,114	—	29,114	—	(3)	2,740	2,737
Templeton Foreign VIP Fund (IQ Annuity)	5,637	20,514	(49,186)	(23,035)	1,405	(21,859)	15,980	(206)	(4,680)	(27,715)	310,050	282,335	68	(1,070)	820	(182)
Templeton Foreign VIP (Pinnacle)	4,107	16,618	(34,230)	(13,505)	—	(59,314)	6,685	(73)	(52,702)	(66,207)	248,513	182,306	—	(2,807)	319	(2,488)
Templeton Foreign VIP (Pinnacle IV)	15,731	53,018	(126,142)	(57,393)	28,608	(150,182)	(47,695)	(337)	(169,606)	(226,999)	927,668	700,669	1,382	(7,315)	(2,348)	(8,281)
Templeton Foreign VIP (Pinnacle II Reduced M&E)	(8)	317	(135)	174	—	(1,947)	—	1	(1,946)	(1,772)	1,772	—	—	(86)	—	(86)
Templeton Foreign VIP (Pinnacle V)	26,869	65,833	(231,959)	(139,257)	321,366	(163,159)	73,329	(6,878)	224,658	85,401	1,514,587	1,599,988	32,582	(17,576)	8,231	23,237
Templeton Foreign VIP Fund (AnnuiChoice II)	6,051	11,662	(44,768)	(27,055)	72,516	(2,920)	9,835	(770)	78,661	51,606	274,751	326,357	6,145	(311)	803	6,637
Templeton Foreign VIP Fund (AnnuiChoice)	1,447	3,070	(9,183)	(4,666)	9,773	(14,349)	112	(51)	(4,515)	(9,181)	64,720	55,539	453	(680)	6	(221)
Templeton Foreign VIP Fund (AdvantEdge)	7,125	14,808	(55,909)	(33,976)	120	(24,734)	(5,740)	(2,673)	(33,027)	(67,003)	477,845	410,842	12	(2,739)	(372)	(3,099)
Templeton Foreign VIP Fund (GrandMaster flex3)	5,588	7,074	(38,573)	(25,911)	—	(12,434)	(436)	(221)	(13,091)	(39,002)	342,015	303,013	—	(641)	(3)	(644)
Templeton Foreign VIP Fund (Grandmaster)	2,058	852	(9,624)	(6,714)	—	(14,213)	(4,558)	(31)	(18,802)	(25,516)	119,092	93,576	—	(658)	(205)	(863)
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E)	2,480	(5,046)	(11,040)	(13,606)	—	(46,638)	137,916	(65)	91,213	77,607	77,922	155,529	—	(4,224)	12,228	8,004
Templeton Foreign VIP Fund (Pinnacle Plus)	3,493	(14,410)	2,039	(8,878)	—	(118,621)	(136,245)	(197)	(255,063)	(263,941)	422,490	158,549	—	(6,208)	(7,461)	(13,669)
Templeton Global Bond VIP Fund (Pinnacle)	3,646	(374)	(6,805)	(3,533)	—	(7,789)	18,132	—	10,343	6,810	63,866	70,676	—	(801)	1,925	1,124
Templeton Global Bond VIP Fund (Grandmaster)	294	(1,071)	94	(683)	—	(1,037)	35,472	(10)	34,425	33,742	6,186	39,928	—	(112)	3,802	3,690
Templeton Global Bond VIP Fund (GrandMaster flex3)	5,081	189	(13,472)	(8,202)	—	(3,795)	108,455	(62)	104,598	96,396	46,835	143,231	—	(396)	11,183	10,787
Templeton Global Bond VIP Fund (Pinnacle V)	3,458	(916)	(5,254)	(2,712)	—	(5,017)	2,773	(31)	(2,275)	(4,987)	51,523	46,536	—	(555)	332	(223)
Templeton Global Bond VIP Fund (Pinnacle IV)	13,697	(7,321)	(19,619)	(13,243)	14,545	(42,250)	39,288	(30)	11,553	(1,690)	178,358	176,668	1,560	(4,633)	4,012	939
Templeton Global Bond VIP Fund (AnnuiChoice II)	19,277	718	(36,126)	(16,131)	—	(832)	20,552	(100)	19,620	3,489	292,424	295,913	—	(97)	2,174	2,077
Templeton Growth VIP Fund (AdvantEdge)	884	2,382	(10,398)	(7,132)	—	(5,169)	2,237	(627)	(3,559)	(10,691)	94,097	83,406	—	(512)	213	(299)
Templeton Growth VIP Fund (AnnuiChoice II)	1,791	7,629	(20,668)	(11,248)	—	(5,998)	42,692	(191)	36,503	25,255	97,177	122,432	—	(505)	3,455	2,950
Templeton Growth VIP Fund (AnnuiChoice)	427	58	(2,504)	(2,019)	—	—	28	(15)	13	(2,006)	27,208	25,202	—	(1)	2	1
Templeton Growth VIP Fund (GrandMaster flex3)	3,990	5,541	(38,196)	(28,665)	360	(52,370)	(266)	(199)	(52,475)	(81,140)	391,083	309,943	19	(2,838)	(7)	(2,826)
Templeton Growth VIP Fund (Grandmaster)	1,057	4,070	(11,728)	(6,601)	—	(16,306)	—	(11)	(16,317)	(22,918)	99,999	77,081	—	(833)	—	(833)
Templeton Growth VIP Fund (IQ Advisor Standard)	216	3	(993)	(774)	—	—	—	—	—	(774)	10,975	10,201	—	—	—	—
Templeton Growth VIP Fund (IQ Annuity)	2,577	8,306	(28,098)	(17,215)	453	(30,566)	3,135	(176)	(27,154)	(44,369)	241,533	197,164	23	(1,600)	162	(1,415)
Templeton Growth VIP Fund (Pinnacle)	1,765	1,077	(13,824)	(10,982)	—	(6,672)	94	(56)	(6,634)	(17,616)	146,904	129,288	—	(348)	6	(342)
Templeton Growth VIP Fund (Pinnacle IV)	8,448	62,080	(126,482)	(55,954)	9,272	(100,398)	(11,562)	(80)	(102,768)	(158,722)	790,508	631,786	458	(5,279)	(563)	(5,384)
Templeton Growth VIP Fund (Pinnacle II Reduced M&E)	167	28	(1,046)	(851)	—	—	—	(5)	(5)	(856)	11,330	10,474	—	—	—	—
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E)	707	(527)	(7,949)	(7,769)	—	(8,272)	48,596	(54)	40,270	32,501	50,960	83,461	—	(592)	3,388	2,796
Templeton Growth VIP Fund (Pinnacle Plus)	1,584	(12,228)	4,714	(5,930)	—	(98,818)	(48,596)	(53)	(147,467)	(153,397)	235,699	82,302	—	(5,616)	(2,710)	(8,326)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Growth VIP Fund (Pinnacle V)	$6,749	$76,783	$(132,870)	$(49,338)	$14,193	$(212,370)	$(30,711)	$(1,279)	$(230,167)	$(279,505)	$812,299	$532,794	1,372	(21,689)	(3,195)	(23,512)
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	7,036	(145)	(12,876)	(5,985)	22,464	(1,955)	941	(1,219)	20,231	14,246	166,459	180,705	1,673	(247)	79	1,505
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	4,456	(3,300)	(3,853)	(2,697)	19,691	(9,976)	(7,455)	(78)	2,182	(515)	72,853	72,338	1,411	(759)	(563)	89
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	4,086	(13)	(6,131)	(2,058)	41,179	(41,183)	—	(94)	(98)	(2,156)	95,277	93,121	3,034	(3,041)	—	(7)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	4,721	(208)	(7,953)	(3,440)	—	(395)	321	(3)	(77)	(3,517)	126,963	123,446	—	(30)	24	(6)
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	45	(1)	(73)	(29)	—	—	—	(1)	(1)	(30)	1,147	1,117	—	—	—	—
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	5,774	36	(9,825)	(4,015)	—	(5,774)	2,260	(150)	(3,664)	(7,679)	154,632	146,953	—	(267)	98	(169)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	1,940	(1,185)	(1,948)	(1,193)	—	(8,069)	(1,854)	(46)	(9,969)	(11,162)	58,027	46,865	—	(614)	(138)	(752)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	2,057	(739)	(3,514)	(2,196)	—	(4,230)	47,382	(103)	43,049	40,853	44,708	85,561	—	(400)	4,364	3,964
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	4,377	(5,844)	(695)	(2,162)	—	(1,860)	(47,382)	(174)	(49,416)	(51,578)	127,758	76,180	—	(107)	(2,492)	(2,599)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	10,553	(8,060)	(8,280)	(5,787)	32,512	(115,407)	(15,674)	(954)	(99,523)	(105,310)	388,209	282,899	2,505	(8,794)	(1,203)	(7,492)
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	(3,083)	5,921	(46,619)	(43,781)	27,071	(20,035)	(2,881)	(2,296)	1,859	(41,922)	375,580	333,658	3,239	(2,832)	119	526
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	(278)	(240)	(9,401)	(9,919)	5,452	(1,149)	14,636	(159)	18,780	8,861	62,434	71,295	407	(109)	1,178	1,476
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	(168)	1,647	(10,055)	(8,576)	26,438	(26,821)	(29,187)	(52)	(29,622)	(38,198)	90,769	52,571	768	(781)	(931)	(944)
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	(1,138)	3,884	(20,107)	(17,361)	—	(14,408)	7,263	(81)	(7,226)	(24,587)	149,302	124,715	—	(472)	232	(240)
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	(1,408)	(14,602)	(7,710)	(23,720)	3,998	(27,397)	(223,842)	(94)	(247,335)	(271,055)	345,104	74,049	124	(828)	(7,506)	(8,210)
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	(2,278)	9,491	(45,463)	(38,250)	—	(4,139)	118	(177)	(4,198)	(42,448)	331,703	289,255	—	(132)	37	(95)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	(714)	2,356	(15,010)	(13,368)	—	(24,434)	7,933	(103)	(16,604)	(29,972)	134,729	104,757	—	(755)	258	(497)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	(3,134)	(4,204)	(42,586)	(49,924)	25,469	(69,872)	(152,169)	(283)	(196,855)	(246,779)	536,762	289,983	764	(2,220)	(5,141)	(6,597)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	(246)	(316)	(5,957)	(6,519)	—	(12,674)	50,905	(45)	38,186	31,667	36,776	68,443	—	(1,451)	5,947	4,496
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	(3,425)	(2,462)	(26,303)	(32,190)	—	(129,424)	(51,651)	(243)	(181,318)	(213,508)	440,049	226,541	—	(4,714)	(2,062)	(6,776)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	(6,367)	16,151	(93,432)	(83,648)	46,837	(185,795)	(460)	(2,586)	(142,004)	(225,652)	861,606	635,954	5,305	(20,770)	136	(15,329)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	(153)	2,706	1,641	4,194	—	(19,934)	94,673	(125)	74,614	78,808	86,729	165,537	—	(1,257)	6,136	4,879
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	(2,093)	28,916	(32,116)	(5,293)	—	(117,453)	(192,320)	(413)	(310,186)	(315,479)	631,661	316,182	—	(4,154)	(6,857)	(11,011)
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	(1,309)	12,310	(9,965)	1,036	1,872	(17,048)	(2,573)	(1,776)	(19,525)	(18,489)	315,032	296,543	128	(1,277)	(146)	(1,295)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	70	2,645	(1,082)	1,633	27,173	(7,447)	106,807	(221)	126,312	127,945	153,549	281,494	2,314	(642)	8,995	10,667
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	10	388	(333)	65	—	(116)	(1,720)	(12)	(1,848)	(1,783)	4,346	2,563	—	(11)	(140)	(151)
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	(257)	3,792	(3,552)	(17)	—	(3,630)	4,207	(43)	534	517	64,777	65,294	—	(318)	344	26
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	(108)	4,344	(3,780)	456	—	(13,233)	7,103	(20)	(6,150)	(5,694)	82,087	76,393	—	(379)	202	(177)
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	(346)	43,839	(43,957)	(464)	983	(6,824)	(66,635)	(127)	(72,603)	(73,067)	247,538	174,471	27	(205)	(1,982)	(2,160)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	(2,090)	68,491	(65,339)	1,062	3,276	(209,976)	9,769	(343)	(197,274)	(196,212)	648,304	452,092	280	(18,345)	866	(17,199)
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	(4,413)	89,890	(77,370)	8,107	136,091	(205,044)	(15,507)	(3,297)	(87,757)	(79,650)	1,127,099	1,047,449	11,412	(16,966)	(1,256)	(6,810)
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	(4,507)	28,818	(8,825)	15,486	—	(40,816)	(11,985)	(1,072)	(53,873)	(38,387)	299,294	260,907	—	(3,002)	(830)	(3,832)
BlackRock Capital Appreciation VI (AnnuiChoice II)	(1,578)	14,454	(6,408)	6,468	1,876	(631)	78,398	(249)	79,394	85,862	109,033	194,895	132	(64)	5,586	5,654
BlackRock Capital Appreciation VI (Annuichoice)	(4)	26	(5)	17	—	—	—	(4)	(4)	13	313	326	—	—	—	—
BlackRock Capital Appreciation VI (Grandmaster flex3)	(149)	785	(182)	454	—	—	—	(11)	(11)	443	9,159	9,602	—	(1)	—	(1)
BlackRock Capital Appreciation VI Class III (Grandmaster)	(810)	8,403	(10,892)	(3,299)	—	(17)	107,368	(17)	107,334	104,035	4,971	109,006	—	(3)	7,408	7,405
BlackRock Capital Appreciation VI Class III (Pinnacle)	(335)	3,092	(2,888)	(131)	—	(63)	37,025	(24)	36,938	36,807	9,194	46,001	—	(6)	2,599	2,593
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	(712)	2,330	1,234	2,852	—	(12,614)	(1,282)	(80)	(13,976)	(11,124)	56,447	45,323	—	(918)	(85)	(1,003)
BlackRock Capital Appreciation VI Class III (Pinnacle V)	(13,127)	78,307	(25,720)	39,460	75,218	(19,237)	(18,881)	(2,314)	34,786	74,246	798,628	872,874	5,419	(1,548)	(1,375)	2,496
BlackRock Global Allocation VI (Advantedge)	(2,984)	27,045	(36,879)	(12,818)	—	(85,245)	(3,024)	(2,006)	(90,275)	(103,093)	515,472	412,379	—	(8,192)	(261)	(8,453)
BlackRock Global Allocation VI (AnnuiChoice II)	(72)	9,427	(14,206)	(4,851)	53,736	(10,078)	6,434	(63)	50,029	45,178	112,270	157,448	4,722	(912)	575	4,385
BlackRock Global Allocation VI (Annuichoice)	10	1,949	(2,716)	(757)	19,345	(21,772)	21	(30)	(2,436)	(3,193)	39,245	36,052	1,722	(1,944)	1	(221)
BlackRock Global Allocation VI (Grandmaster flex3)	(941)	4,097	(7,415)	(4,259)	—	(31,835)	14,041	(190)	(17,984)	(22,243)	198,251	176,008	—	(2,959)	1,342	(1,617)
BlackRock Global Allocation VI (Grandmaster)	(49)	36	(115)	(128)	440	(4,038)	158	(11)	(3,451)	(3,579)	10,282	6,703	40	(365)	14	(311)
BlackRock Global Allocation VI Class III (Pinnacle)	(97)	519	(818)	(396)	—	(10,794)	11,038	(50)	194	(202)	20,968	20,766	—	(957)	984	27
BlackRock Global Allocation VI Class III (Pinnacle IV)	(171)	1,752	(2,684)	(1,103)	—	(8,603)	12,500	(69)	3,828	2,725	39,339	42,064	—	(781)	1,125	344
BlackRock Global Allocation VI Class III (Pinnacle V)	(1,255)	7,930	(16,349)	(9,674)	31,688	(61,072)	90,460	(460)	60,616	50,942	190,959	241,901	2,815	(5,732)	8,157	5,240
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	52	150	(852)	(650)	8,250	—	110	(33)	8,327	7,677	—	7,677	771	(3)	11	779
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)	(351)	5,886	(13,277)	(7,742)	62,745	(59,144)	22,779	(584)	25,796	18,054	105,588	123,642	6,080	(5,514)	2,142	2,708
Non-Affiliated Class 4:
American Funds Capital Income Builder (Pinnacle IV)*	117	(2)	(1,116)	(1,001)	—	—	35,000	—	35,000	33,999	—	33,999	—	—	3,649	3,649
American Funds Capital Income Builder (Pinnacle V)*	1,641	(1,570)	(880)	(809)	105,264	(512)	(638)	(332)	103,782	102,973	—	102,973	10,989	(90)	187	11,086
American Funds Capital Income Builder (AnnuiChoice II)*	2,124	(88)	(3,068)	(1,032)	135,634	(1,821)	8,185	—	141,998	140,966	—	140,966	14,337	(194)	956	15,099
American Funds Global Growth (AdvantEdge)	(107)	1,990	(850)	1,033	—	—	11,594	(149)	11,445	12,478	8,427	20,905	—	(14)	1,106	1,092

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 4 (continued):
American Funds Global Growth (AnnuiChoice)	$203	$14	$(89)	$128	$—	$(720)	$30,464	$(3)	$29,741	$29,869	$—	$29,869	—	(64)	2,736	2,672
American Funds Global Growth (AnnuiChoice II)	1,359	33,704	(45,458)	(10,395)	360,435	(1,686)	127,392	(34)	486,107	475,712	19,578	495,290	31,379	(151)	11,368	42,596
American Funds Global Growth (GrandMaster)	2,324	245	(2,667)	(98)	—	(7,007)	401,953	(32)	394,914	394,816	—	394,816	—	(634)	36,214	35,580
American Funds Global Growth (GrandMaster flex3)	(73)	2,824	(2,069)	682	—	(70)	32,140	—	32,070	32,752	—	32,752	—	(6)	2,970	2,964
American Funds Global Growth (Pinnacle)	(2)	38	(16)	20	—	(41)	—	(2)	(43)	(23)	408	385	—	(4)	—	(4)
American Funds Global Growth (Pinnacle IV)	1,660	93	(855)	898	—	(2,851)	288,051	(23)	285,177	286,075	—	286,075	—	(260)	26,094	25,834
American Funds Global Growth (Pinnacle V)	460	3,420	(3,311)	569	181,921	(1,380)	45,450	(1,044)	224,947	225,516	31,112	256,628	16,345	(219)	4,140	20,266
American Funds Growth (AnnuiChoice II)	(258)	23,497	(18,437)	4,802	17,829	(983)	51,405	(32)	68,219	73,021	61,533	134,554	1,510	(85)	4,504	5,929
American Funds Growth (Pinnacle)	(11)	174	(52)	111	—	(2,517)	—	—	(2,517)	(2,406)	2,406	—	—	(216)	—	(216)
American Funds Growth (Pinnacle IV)	10	(2)	(66)	(58)	—	—	6,500	—	6,500	6,442	—	6,442	—	—	551	551
American Funds Growth (Pinnacle V)	21	2,256	(2,047)	230	26,959	—	—	(6)	26,953	27,183	—	27,183	2,331	(1)	1	2,331
American Funds Growth-Income (AdvantEdge)	1	3,485	(3,614)	(128)	—	—	24,587	(295)	24,292	24,164	—	24,164	—	(26)	2,166	2,140
American Funds Growth-Income (AnnuiChoice II)	(2,339)	48,669	(39,233)	7,097	186,119	(5,619)	(417,560)	(206)	(237,266)	(230,169)	499,824	269,655	15,712	(500)	(35,433)	(20,221)
American Funds Growth-Income (GrandMaster)	949	1,316	(3,872)	(1,607)	—	(4,166)	106,417	(14)	102,237	100,630	21,991	122,621	—	(365)	9,236	8,871
American Funds Growth-Income (Pinnacle)	43	1,655	(1,833)	(135)	—	—	3,834	—	3,834	3,699	11,287	14,986	—	—	327	327
American Funds Growth-Income (Pinnacle IV)	329	4,793	(6,567)	(1,445)	—	(8,304)	43,963	—	35,659	34,214	31,544	65,758	—	(757)	3,785	3,028
American Funds Growth-Income (Pinnacle V)	2,121	58,299	(67,040)	(6,620)	608,765	(23,013)	39,609	(2,012)	623,349	616,729	131,532	748,261	53,503	(2,352)	3,466	54,617
American Funds New World (AdvantEdge)	(118)	641	(1,161)	(638)	—	—	12,739	(148)	12,591	11,953	—	11,953	—	(16)	1,365	1,349
American Funds New World (AnnuiChoice)	6	5	(158)	(147)	—	(508)	21,760	(2)	21,250	21,103	—	21,103	—	(56)	2,408	2,352
American Funds New World (AnnuiChoice II)	(313)	4,432	(10,513)	(6,394)	48,234	(808)	77,862	(136)	125,152	118,758	6,678	125,436	5,282	(105)	8,131	13,308
American Funds New World (GrandMaster)	(91)	(41)	(1,633)	(1,765)	—	(3,120)	223,766	(14)	220,632	218,867	—	218,867	—	(354)	24,921	24,567
American Funds New World (GrandMaster flex3)	(59)	382	(837)	(514)	—	(50)	9,596	—	9,546	9,032	—	9,032	—	(6)	1,024	1,018
American Funds New World (Pinnacle)	(147)	208	(1,039)	(978)	—	(4,747)	21,226	—	16,479	15,501	19,241	34,742	—	(497)	2,338	1,841
American Funds New World (Pinnacle IV)	(375)	(63)	(2,229)	(2,667)	—	(2,262)	202,454	(13)	200,179	197,512	29,857	227,369	—	(268)	22,645	22,377
American Funds New World (Pinnacle V)	(933)	(6,240)	1,932	(5,241)	58,836	(32,958)	83,478	(605)	108,751	103,510	67,357	170,867	6,489	(3,732)	9,280	12,037
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)	(1,520)	63,481	(90,963)	(29,002)	9,458	(37,813)	(24,546)	(133)	(53,034)	(82,036)	566,308	484,272	387	(1,473)	(966)	(2,052)
Deutsche Small Cap Index VIP (Pinnacle IV)	3	3,525	(4,425)	(897)	—	(9,119)	—	(2)	(9,121)	(10,018)	10,631	613	—	(405)	—	(405)
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)	(3)	240	(413)	(176)	—	—	—	(7)	(7)	(183)	3,121	2,938	—	—	—	—
Non-Affiliated Class B:
Deutsche Small Cap Index (AdvantEdge)	213	3,278	(5,213)	(1,722)	—	(15,742)	—	(67)	(15,809)	(17,531)	37,813	20,282	—	(979)	—	(979)
Deutsche Small Cap Index (AnnuiChoice II)	(550)	25,092	(56,672)	(32,130)	260,862	(3,423)	9,390	(137)	266,692	234,562	92,245	326,807	15,336	(220)	593	15,709
Deutsche Small Cap Index (AnnuiChoice)	(57)	1,984	(3,342)	(1,415)	12,417	(12,819)	—	(20)	(422)	(1,837)	24,452	22,615	537	(556)	—	(19)
Deutsche Small Cap Index (GrandMaster flex3)	(612)	12,508	(16,424)	(4,528)	—	(5,082)	(6,674)	(17)	(11,773)	(16,301)	77,073	60,772	—	(226)	(294)	(520)
Deutsche Small Cap Index (Grandmaster)	(126)	2,929	(4,618)	(1,815)	—	(833)	291	(19)	(561)	(2,376)	25,282	22,906	—	(45)	1	(44)
Deutsche Small Cap Index (IQ3)	(641)	12,933	(18,240)	(5,948)	453	(1,570)	(20,547)	(46)	(21,710)	(27,658)	103,079	75,421	21	(75)	(983)	(1,037)
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)	(676)	11,715	(22,076)	(11,037)	—	(7,319)	19,597	(91)	12,187	1,150	161,501	162,651	—	(443)	1,116	673
Deutsche Small Cap Index (Pinnacle Plus)	(697)	9,010	(12,500)	(4,187)	—	(1,110)	(10,970)	(57)	(12,137)	(16,324)	82,225	65,901	—	(52)	(472)	(524)
Deutsche Small Cap Index VIP (Pinnacle IV)	(1,339)	59,090	(69,167)	(11,416)	—	(66,701)	14,579	(49)	(52,171)	(63,587)	247,684	184,097	—	(3,017)	666	(2,351)
Deutsche Small Cap Index VIP (Pinnacle V)	(1,406)	46,223	(55,629)	(10,812)	43,216	(58,274)	3,704	(480)	(11,834)	(22,646)	189,392	166,746	3,105	(4,170)	244	(821)
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	2,506	(7,465)	(11,453)	(16,412)	—	(40,175)	(5,373)	(1,335)	(46,883)	(63,295)	203,214	139,919	—	(3,493)	(350)	(3,843)
Pimco VIT All Asset (IQ Annuity)	2,161	(321)	(14,971)	(13,131)	—	(7,543)	(4,081)	(87)	(11,711)	(24,842)	138,414	113,572	—	(629)	(317)	(946)
Pimco VIT All Asset (Pinnacle)	776	(298)	(4,904)	(4,426)	—	(5,661)	449	(9)	(5,221)	(9,647)	48,686	39,039	—	(454)	37	(417)
Pimco VIT All Asset (AnnuiChoice II)	2,026	(11,231)	(2,791)	(11,996)	1,876	(14,472)	(91,887)	(136)	(104,619)	(116,615)	216,740	100,125	147	(1,227)	(7,321)	(8,401)
Pimco VIT All Asset (AnnuiChoice)	346	(698)	(1,373)	(1,725)	—	—	(3,461)	(34)	(3,495)	(5,220)	18,339	13,119	—	(3)	(296)	(299)
Pimco VIT All Asset (GrandMaster flex3)	(148)	(9,148)	5,807	(3,489)	—	(1,680)	(81,627)	(71)	(83,378)	(86,867)	88,027	1,160	—	(143)	(7,034)	(7,177)
Pimco VIT All Asset (Grandmaster)	6,301	(5,177)	(39,100)	(37,976)	—	(35,568)	—	(10)	(35,578)	(73,554)	386,661	313,107	—	(3,034)	—	(3,034)
Pimco VIT All Asset (Pinnacle IV)	8,175	(48,846)	(14,589)	(55,260)	—	(17,255)	(482,504)	(55)	(499,814)	(555,074)	964,195	409,121	—	(1,531)	(39,814)	(41,345)
Pimco VIT All Asset (Pinnacle Plus Reduced M&E)	574	(858)	(2,708)	(2,992)	—	(4,770)	17,298	(2)	12,526	9,534	16,212	25,746	—	(425)	1,543	1,118
Pimco VIT All Asset (Pinnacle Plus)	1,166	(8,888)	(1,424)	(9,146)	—	(8,345)	(80,009)	(112)	(88,466)	(97,612)	173,063	75,451	—	(753)	(6,636)	(7,389)
Pimco VIT All Asset (Pinnacle V)	6,404	(4,832)	(42,498)	(40,926)	50,512	(10,570)	(6,828)	(1,317)	31,797	(9,129)	357,556	348,427	4,287	(1,009)	(637)	2,641
Pimco VIT Commodity Real Return (Pinnacle)	3,311	(17,790)	(17,428)	(31,907)	303	(3,712)	5,135	(66)	1,660	(30,247)	114,544	84,297	81	(849)	846	78
Pimco VIT Commodity Real Return (Pinnacle IV)	2,609	(17,370)	(8,955)	(23,716)	10	(9,168)	6,665	(100)	(2,593)	(26,309)	92,797	66,488	2	(2,071)	1,678	(391)
Pimco VIT Commodity Real Return (Pinnacle V)	21,473	(86,535)	(184,122)	(249,184)	142,868	(68,915)	96,669	(2,861)	167,761	(81,423)	819,788	738,365	30,164	(15,267)	21,635	36,532
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	11,137	(35,805)	(94,642)	(119,310)	4,679	(19,322)	86,214	(3,295)	68,276	(51,034)	406,903	355,869	1,088	(4,744)	19,087	15,431

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	$6,758	$(47,340)	$17,677	$(22,905)	$18,086	$(1,558)	$(36,714)	$(395)	$(20,581)	$(43,486)	$124,687	$81,201	4,049	(416)	(6,297)	(2,664)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	133	(1,164)	222	(809)	—	(1,638)	(107)	(14)	(1,759)	(2,568)	4,172	1,604	—	(349)	(25)	(374)
Pimco VIT Commodity Real Return Strategy (Grandmaster)	3,208	(25,322)	(511)	(22,625)	—	(937)	(27,409)	(41)	(28,387)	(51,012)	110,465	59,453	—	(242)	(5,399)	(5,641)
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	3,934	(4,241)	(44,577)	(44,884)	1,124	(4,283)	41,771	(99)	38,513	(6,371)	144,906	138,535	215	(968)	9,293	8,540
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	431	(4,436)	317	(3,688)	—	(254)	(4,255)	(18)	(4,527)	(8,215)	16,123	7,908	—	(61)	(973)	(1,034)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E)	839	(4,745)	(2,650)	(6,556)	—	(7,028)	347	(18)	(6,699)	(13,255)	27,633	14,378	—	(1,213)	52	(1,161)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	2,657	(5,360)	(25,481)	(28,184)	—	(5,919)	92	(54)	(5,881)	(34,065)	106,894	72,829	—	(1,448)	24	(1,424)
Pimco VIT Long Term Government (AnnuiChoice II)	826	(2)	(4,156)	(3,332)	38,102	—	54,714	(6)	92,810	89,478	4,631	94,109	3,542	(1)	5,334	8,875
Pimco VIT Long Term Government (Pinnacle)	11	(10,006)	—	(9,995)	—	—	9,994	1	9,995	—	—	—	—	—	—	—
Pimco VIT Low Duration (AnnuiChoice II)	3,526	394	(5,158)	(1,238)	45,452	(7,157)	8,212	(165)	46,342	45,104	124,472	169,576	3,959	(783)	866	4,042
Pimco VIT Low Duration (AnnuiChoice)	68	2	(93)	(23)	—	(422)	(429)	(6)	(857)	(880)	3,659	2,779	—	(37)	(36)	(73)
Pimco VIT Low Duration (GrandMaster flex3)	1,643	(145)	(2,715)	(1,217)	—	(1,198)	(5,657)	(21)	(6,876)	(8,093)	98,955	90,862	—	(109)	(500)	(609)
Pimco VIT Low Duration (Grandmaster)	4,519	6	(7,115)	(2,590)	24,000	(340)	—	(30)	23,630	21,040	203,343	224,383	2,098	(33)	1	2,066
Pimco VIT Low Duration (IQ Annuity)	11,610	174	(19,493)	(7,709)	—	(25,729)	(1,553)	(50)	(27,332)	(35,041)	638,708	603,667	—	(2,286)	(138)	(2,424)
Pimco VIT Low Duration (Pinnacle)	523	48	(872)	(301)	—	(1,489)	1,240	(36)	(285)	(586)	26,288	25,702	—	(134)	108	(26)
Pimco VIT Low Duration (Pinnacle IV)	1,015	(38)	(1,515)	(538)	—	(1,589)	11,012	(30)	9,393	8,855	45,400	54,255	—	(143)	985	842
Pimco VIT Low Duration (AdvantEdge)	1,285	409	(2,805)	(1,111)	—	(72,577)	8,295	(167)	(64,449)	(65,560)	140,872	75,312	—	(6,508)	746	(5,762)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	286	(9)	(420)	(143)	—	(1,148)	11,753	(1)	10,604	10,461	2,044	12,505	—	(113)	1,153	1,040
Pimco VIT Low Duration (Pinnacle Plus)	423	(2,575)	856	(1,296)	—	(97,554)	(11,753)	(130)	(109,437)	(110,733)	131,969	21,236	—	(8,825)	(1,048)	(9,873)
Pimco VIT Low Duration (Pinnacle V)	15,269	(354)	(27,345)	(12,430)	74,216	(165,675)	30,968	(562)	(61,053)	(73,483)	906,222	832,739	6,629	(14,932)	2,762	(5,541)
Pimco VIT Real Return (Pinnacle IV)	2,027	(1,390)	(3,770)	(3,133)	—	(22,283)	1,787	(54)	(20,550)	(23,683)	100,689	77,006	—	(1,872)	151	(1,721)
Pimco VIT Real Return (AdvantEdge)	171	(5,076)	2,822	(2,083)	—	—	(79,673)	(265)	(79,938)	(82,021)	115,241	33,220	—	(23)	(6,875)	(6,898)
Pimco VIT Real Return (AnnuiChoice II)	5,430	(2,259)	(10,313)	(7,142)	120	(3,794)	29,759	(195)	25,890	18,748	158,690	177,438	10	(334)	2,482	2,158
Pimco VIT Real Return (AnnuiChoice)	2,934	(101)	(6,479)	(3,646)	85,713	(85,720)	—	—	(7)	(3,653)	96,625	92,972	6,864	(6,865)	—	(1)
Pimco VIT Real Return (GrandMaster flex3)	1,306	(4)	(3,575)	(2,273)	—	—	9,268	(34)	9,234	6,961	42,972	49,933	—	(3)	788	785
Pimco VIT Real Return (Grandmaster)	783	(370)	(1,671)	(1,258)	—	(2,005)	—	(19)	(2,024)	(3,282)	31,881	28,599	—	(173)	—	(173)
Pimco VIT Real Return (IQ Annuity)	6,348	74	(16,891)	(10,469)	—	(6,241)	5,400	(17)	(858)	(11,327)	248,254	236,927	—	(534)	457	(77)
Pimco VIT Real Return (Pinnacle)	2,392	(253)	(5,842)	(3,703)	—	(849)	(176)	(15)	(1,040)	(4,743)	90,758	86,015	—	(73)	(15)	(88)
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	383	(10)	(902)	(529)	—	(476)	74	(5)	(407)	(936)	13,761	12,825	—	(47)	7	(40)
Pimco VIT Real Return (Pinnacle Plus)	1,099	(3,041)	(2,598)	(4,540)	—	(116,566)	(74)	(57)	(116,697)	(121,237)	200,898	79,661	—	(10,097)	(7)	(10,104)
Pimco VIT Real Return (Pinnacle V)	18,499	(14,954)	(38,791)	(35,246)	31,473	(103,596)	(32,960)	(746)	(105,829)	(141,075)	892,981	751,906	2,655	(8,939)	(2,872)	(9,156)
Pimco VIT Total Return (Pinnacle V)	402,859	113,406	(667,169)	(150,904)	2,582,474	(694,598)	(116,830)	(57,735)	1,713,311	1,562,407	10,512,021	12,074,428	196,368	(57,495)	(8,829)	130,044
Pimco VIT Total Return (AdvantEdge)	143,272	42,153	(239,994)	(54,569)	76,270	(677,194)	(95,751)	(34,823)	(731,498)	(786,067)	4,987,592	4,201,525	5,752	(54,465)	(7,346)	(56,059)
Pimco VIT Total Return (AnnuiChoice II)	78,074	20,848	(119,473)	(20,551)	392,472	(72,211)	58,654	(11,616)	367,299	346,748	1,797,511	2,144,259	28,986	(6,608)	4,565	26,943
Pimco VIT Total Return (AnnuiChoice)	10,916	2,716	(15,407)	(1,775)	153,631	(155,049)	(10,244)	(126)	(11,788)	(13,563)	287,326	273,763	11,198	(11,319)	(758)	(879)
Pimco VIT Total Return (GrandMaster flex3)	14,186	4,715	(23,962)	(5,061)	—	(16,636)	5,137	(230)	(11,729)	(16,790)	437,150	420,360	—	(1,305)	398	(907)
Pimco VIT Total Return (Grandmaster)	24,965	5,318	(36,792)	(6,509)	2,118	(64,427)	(65,492)	(183)	(127,984)	(134,493)	800,587	666,094	163	(5,285)	(4,617)	(9,739)
Pimco VIT Total Return (IQ Annuity)	30,003	9,063	(48,688)	(9,622)	44,389	(92,380)	(18,417)	(333)	(66,741)	(76,363)	926,031	849,668	3,426	(7,149)	(1,417)	(5,140)
Pimco VIT Total Return (Pinnacle)	21,759	5,717	(33,827)	(6,351)	—	(42,114)	28,042	(62)	(14,134)	(20,485)	621,831	601,346	—	(3,223)	2,119	(1,104)
Pimco VIT Total Return (Pinnacle IV)	16,764	2,455	(24,236)	(5,017)	—	(46,575)	745	(212)	(46,042)	(51,059)	535,212	484,153	—	(3,578)	118	(3,460)
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	1,361	380	(2,440)	(699)	—	(600)	17,209	(23)	16,586	15,887	20,109	35,996	—	(59)	1,554	1,495
Pimco VIT Total Return (Pinnacle Plus)	19,643	1,412	(29,017)	(7,962)	8,203	(129,018)	(39,438)	(393)	(160,646)	(168,608)	750,352	581,744	646	(10,034)	(3,132)	(12,520)
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle)	(648)	20,007	(3,877)	15,482	—	(313,742)	296,525	(35)	(17,252)	(1,770)	21,627	19,857	—	(38,571)	38,415	(156)
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)	122	960	(1,408)	(326)	—	(2,373)	—	(42)	(2,415)	(2,741)	17,586	14,845	—	(304)	—	(304)
Guggenheim VT Global Managed Future Strategy (Pinnacle V)	1,904	4,798	(14,311)	(7,609)	13,118	(24,183)	(8,387)	(786)	(20,238)	(27,847)	259,714	231,867	1,662	(3,334)	(1,069)	(2,741)
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	894	3,117	(9,044)	(5,033)	22,512	(8,199)	(658)	(602)	13,053	8,020	103,887	111,907	2,788	(1,152)	(76)	1,560
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	317	1,281	(2,434)	(836)	1,942	(6,969)	201	(167)	(4,993)	(5,829)	39,266	33,437	252	(913)	21	(640)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	174	(123)	(345)	(294)	—	(3,064)	—	(25)	(3,089)	(3,383)	13,311	9,928	—	(403)	(1)	(404)
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)	43	248	(501)	(210)	—	(15)	(3,708)	(4)	(3,727)	(3,937)	3,937	—	—	(2)	(524)	(526)
Guggenheim VT Global Managed Futures Strategies (Grandmaster)	39	827	(870)	(4)	—	(1,837)	(3,702)	(12)	(5,551)	(5,555)	8,125	2,570	—	(245)	(479)	(724)
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	10	38	(82)	(34)	—	—	—	(3)	(3)	(37)	1,148	1,111	—	—	—	—
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus Reduced M&E)	134	925	(1,364)	(305)	—	(5,937)	—	(17)	(5,954)	(6,259)	11,862	5,603	—	(665)	(1)	(666)
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	133	657	(1,456)	(666)	—	(1,022)	—	(2)	(1,024)	(1,690)	22,736	21,046	—	(134)	—	(134)
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	(1,220)	1,837	(367)	250	—	(2,390)	(18,701)	(946)	(22,037)	(21,787)	140,849	119,062	—	(376)	(2,133)	(2,509)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	(500)	4,572	(3,346)	726	—	(508)	(57,271)	(215)	(57,994)	(57,268)	99,589	42,321	—	(79)	(6,268)	(6,347)

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Investor Class (continued):
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	$(374)	$251	$1,026	$903	$—	$(2,289)	$—	$(133)	$(2,422)	$(1,519)	$109,696	$108,177	—	(267)	—	(267)
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	(182)	256	(44)	30	—	(145)	(3,554)	(22)	(3,721)	(3,691)	21,591	17,900	—	(19)	(411)	(430)
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	(362)	547	94	279	—	(3,524)	(3,338)	(18)	(6,880)	(6,601)	54,996	48,395	—	(400)	(374)	(774)
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	(608)	1,041	(133)	300	—	(704)	(3,981)	(55)	(4,740)	(4,440)	78,550	74,110	—	(87)	(451)	(538)
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	(1,051)	16,779	(14,656)	1,072	—	(2,996)	(91,533)	(34)	(94,563)	(93,491)	162,680	69,189	—	(342)	(10,291)	(10,633)
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	(144)	308	(68)	96	—	(3,800)	(1,557)	(43)	(5,400)	(5,304)	20,611	15,307	—	(429)	(175)	(604)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	(133)	365	(160)	72	—	(5,609)	4,244	(15)	(1,380)	(1,308)	27,587	26,279	—	(515)	379	(136)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	(397)	2,443	(1,760)	286	—	(22,247)	(4,244)	(15)	(26,506)	(26,220)	48,511	22,291	—	(2,561)	(480)	(3,041)
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	(1,154)	2,801	(1,050)	597	—	(46,637)	(287)	(149)	(47,073)	(46,476)	143,256	96,780	—	(5,275)	(25)	(5,300)
Guggenheim VT Long Short Equity (AdvantEdge)	(306)	459	(174)	(21)	—	(2,931)	—	(2)	(2,933)	(2,954)	19,611	16,657	—	(288)	—	(288)
Guggenheim VT Long Short Equity (AnnuiChoice II)	(794)	2,135	(877)	464	—	(1,918)	(15,119)	(184)	(17,221)	(16,757)	79,647	62,890	—	(201)	(1,421)	(1,622)
Guggenheim VT Long Short Equity (AnnuiChoice)	(32)	106	(39)	35	—	(1,979)	—	(17)	(1,996)	(1,961)	3,941	1,980	—	(193)	—	(193)
Guggenheim VT Long Short Equity (GrandMaster flex3)	(59)	258	(233)	(34)	—	(13)	(5,505)	(8)	(5,526)	(5,560)	5,560	—	—	(2)	(565)	(567)
Guggenheim VT Long Short Equity (Grandmaster)	(53)	214	(130)	31	—	(1,669)	(3,289)	(9)	(4,967)	(4,936)	6,948	2,012	—	(168)	(328)	(496)
Guggenheim VT Long Short Equity (IQ Annuity)	(32)	424	(252)	140	—	—	(9,405)	(3)	(9,408)	(9,268)	10,297	1,029	—	—	(938)	(938)
Guggenheim VT Long Short Equity (Pinnacle)	(214)	1,113	(769)	130	—	(7,188)	(5,311)	(40)	(12,539)	(12,409)	25,954	13,545	—	(717)	(530)	(1,247)
Guggenheim VT Long Short Equity (Pinnacle IV)	(350)	1,079	(720)	9	—	(6,526)	—	(66)	(6,592)	(6,583)	26,519	19,936	—	(644)	—	(644)
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E)	(130)	310	(150)	30	—	(5,656)	—	(15)	(5,671)	(5,641)	12,615	6,974	—	(480)	—	(480)
Guggenheim VT Long Short Equity (Pinnacle Plus)	(555)	7,606	(7,265)	(214)	—	(29,950)	155	(14)	(29,809)	(30,023)	33,470	3,447	—	(3,105)	21	(3,084)
Guggenheim VT Long Short Equity (Pinnacle V)	(1,251)	3,800	(3,004)	(455)	—	(23,848)	15,864	(46)	(8,030)	(8,485)	71,861	63,376	—	(2,362)	1,540	(822)
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ®)	80	115	(401)	(206)	—	(702)	—	—	(702)	(908)	16,984	16,076	—	(26)	—	(26)
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)	(129)	274	(953)	(808)	—	(999)	339	—	(660)	(1,468)	38,940	37,472	—	(38)	12	(26)
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)	55	27	(408)	(326)	15,567	—	—	—	15,567	15,241	—	15,241	602	—	—	602
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)	(2,807)	3,394	(13,562)	(12,975)	53,661	(3,461)	7,865	—	58,065	45,090	506,667	551,757	2,147	(139)	311	2,319
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)	(14)	244	(462)	(232)	—	(875)	(91)	—	(966)	(1,198)	12,028	10,830	—	(33)	(4)	(37)
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)	142	38	(546)	(366)	—	(202)	—	—	(202)	(568)	27,004	26,436	—	(8)	—	(8)
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)	(1,426)	1,229	(10,741)	(10,938)	42,402	(3,815)	20,386	—	58,973	48,035	445,897	493,932	1,658	(149)	792	2,301
iShares TIPS Bond ETF (Varoom GLWB 2)	(433)	93	(477)	(817)	—	—	203	—	203	(614)	19,256	18,642	—	—	8	8
iShares TIPS Bond ETF (Varoom GLWB 3)	(183)	(10)	(232)	(425)	—	—	—	—	—	(425)	11,724	11,299	—	—	—	—
iShares TIPS Bond ETF (Varoom GLWB 5)	(2,595)	(5)	(2,348)	(4,948)	7,485	(2,511)	3,277	—	8,251	3,303	101,597	104,900	322	(110)	143	355
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	230	67	(701)	(404)	—	(309)	—	—	(309)	(713)	6,325	5,612	—	(10)	—	(10)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	1,140	260	(4,445)	(3,045)	—	(574)	1,959	—	1,385	(1,660)	39,610	37,950	—	(20)	68	48
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	3,731	512	(11,435)	(7,192)	—	(7,939)	—	—	(7,939)	(15,131)	113,107	97,976	—	(271)	—	(271)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	4,029	771	(16,966)	(12,166)	21,143	(85)	6,874	—	27,932	15,766	133,590	149,356	726	(3)	261	984
iShares S&P 500 Growth ETF (Varoom)	(133)	1,300	532	1,699	—	(1,557)	(552)	—	(2,109)	(410)	48,528	48,118	—	(36)	(13)	(49)
iShares S&P 500 Growth ETF (Varoom GLWB 1)	(1,254)	5,076	500	4,322	350	—	(6,650)	—	(6,300)	(1,978)	143,179	141,201	8	—	(153)	(145)
iShares S&P 500 Growth ETF (Varoom GLWB 2)	(102)	564	(171)	291	—	—	(726)	—	(726)	(435)	9,654	9,219	—	—	(17)	(17)
iShares S&P 500 Growth ETF (Varoom GLWB 3)	(254)	2,772	(332)	2,186	29,215	(14,940)	16,353	—	30,628	32,814	64,251	97,065	703	(376)	394	721
iShares S&P 500 Growth ETF (Varoom GLWB 4)	(14,343)	28,872	21,002	35,531	344,924	(16,581)	(2,370)	—	325,973	361,504	1,211,865	1,573,369	8,326	(401)	23	7,948
iShares S&P 500 Growth ETF (Varoom GLWB 5)	(334)	622	264	552	12,900	—	4,292	—	17,192	17,744	19,754	37,498	315	—	105	420
iShares Core S&P 500 Index ETF (Varoom)	380	3,582	(4,460)	(498)	—	(6,061)	(162)	—	(6,223)	(6,721)	109,520	102,799	—	(147)	(3)	(150)
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	(2,492)	31,909	(38,127)	(8,710)	1,050	(18,264)	(15,857)	—	(33,071)	(41,781)	1,002,549	960,768	26	(452)	(351)	(777)
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	(137)	1,829	(1,958)	(266)	—	(1,737)	(1,045)	—	(2,782)	(3,048)	30,682	27,634	—	(43)	(24)	(67)
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	1,206	43,904	(49,881)	(4,771)	58,567	(301,452)	268,821	—	25,936	21,165	436,539	457,704	1,441	(7,236)	6,375	580
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	(78,852)	500,583	(654,278)	(232,547)	2,249,022	(541,763)	(414,592)	—	1,292,667	1,060,120	17,548,470	18,608,590	54,888	(13,265)	(9,589)	32,034
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	(6,479)	24,077	(35,886)	(18,288)	172,652	(6,217)	(9,392)	—	157,043	138,755	955,627	1,094,382	4,204	(156)	(207)	3,841
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	(7)	1,615	(4,303)	(2,695)	—	(851)	968	—	117	(2,578)	50,118	47,540	—	(23)	29	6
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	(16)	296	(806)	(526)	—	—	46	—	46	(480)	9,729	9,249	—	—	2	2
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	474	995	(6,551)	(5,082)	18,142	(2,013)	—	—	16,129	11,047	91,122	102,169	445	(48)	—	397
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	(718)	8,193	(25,292)	(17,817)	2,824	(8,516)	7,058	—	1,366	(16,451)	320,694	304,243	69	(217)	200	52
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	(401)	1,863	(7,163)	(5,701)	3,993	(68)	1,911	—	5,836	135	94,199	94,334	99	(2)	53	150
iShares Core S&P MidCap Index ETF (Varoom)	(163)	1,187	(3,109)	(2,085)	—	(1,311)	(402)	—	(1,713)	(3,798)	53,536	49,738	—	(35)	(9)	(44)
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	(2,680)	8,587	(18,592)	(12,685)	350	(4,764)	(566)	—	(4,980)	(17,665)	301,139	283,474	9	(124)	9	(106)
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	(1,022)	3,170	(6,242)	(4,094)	—	(2,416)	(2,103)	—	(4,519)	(8,613)	93,854	85,241	—	(62)	(52)	(114)
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	(686)	10,706	(16,950)	(6,930)	25,515	(78,758)	69,208	—	15,965	9,035	132,044	141,079	627	(1,903)	1,649	373

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	$(54,430)	$140,281	$(334,523)	$(248,672)	$649,192	$(142,153)	$(25,276)	$—	$481,763	$233,091	$4,808,368	$5,041,459	15,977	(3,525)	(222)	12,230
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	(4,305)	6,738	(20,660)	(18,227)	50,150	(865)	3,450	—	52,735	34,508	310,418	344,926	1,237	(22)	116	1,331
iShares Core S&P Small Cap Index ETF (Varoom)	(127)	789	(1,992)	(1,330)	—	(696)	(383)	—	(1,079)	(2,409)	35,866	33,457	—	(18)	(9)	(27)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	(1,427)	5,091	(9,756)	(6,092)	175	(2,393)	(2,686)	—	(4,904)	(10,996)	152,431	141,435	4	(61)	(58)	(115)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	(572)	1,498	(3,067)	(2,141)	—	(627)	(1,241)	—	(1,868)	(4,009)	49,772	45,763	—	(16)	(31)	(47)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	(425)	6,643	(9,981)	(3,763)	21,861	(39,441)	43,747	—	26,167	22,404	65,409	87,813	523	(936)	1,037	624
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	(28,791)	75,251	(163,406)	(116,946)	324,596	(71,228)	(49,920)	—	203,448	86,502	2,435,501	2,522,003	7,869	(1,737)	(1,062)	5,070
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	(3,938)	5,618	(16,197)	(14,517)	42,697	(531)	(3,793)	—	38,373	23,856	272,315	296,171	1,042	(13)	(77)	952
iShares International Treasury Bond (Varoom)	(301)	(78)	(1,338)	(1,717)	—	(402)	816	—	414	(1,303)	18,798	17,495	—	(18)	34	16
iShares International Treasury Bond (Varoom GLWB 1)	(3,313)	(571)	(10,467)	(14,351)	175	(2,350)	14,546	—	12,371	(1,980)	147,517	145,537	8	(105)	643	546
iShares International Treasury Bond (Varoom GLWB 2)	(10)	(85)	12	(83)	—	(1,128)	74	—	(1,054)	(1,137)	1,137	—	—	(51)	3	(48)
iShares International Treasury Bond (Varoom GLWB 3)	(372)	(2,624)	174	(2,822)	4,018	(38,477)	33,344	—	(1,115)	(3,937)	31,154	27,217	175	(1,691)	1,465	(51)
iShares International Treasury Bond (Varoom GLWB 4)	(61,139)	(5,078)	(173,456)	(239,673)	324,596	(70,087)	229,762	—	484,271	244,598	2,312,875	2,557,473	14,420	(3,105)	10,129	21,444
iShares International Treasury Bond (Varoom GLWB 5)	(74)	(10)	(190)	(274)	—	—	175	—	175	(99)	2,776	2,677	—	—	8	8
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	40	207	(548)	(301)	—	(405)	—	—	(405)	(706)	8,471	7,765	—	(11)	—	(11)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	(862)	6,090	(18,005)	(12,777)	—	(4,254)	(1,616)	—	(5,870)	(18,647)	296,227	277,580	—	(115)	(38)	(153)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	809	3,061	(12,579)	(8,709)	12,993	(9,613)	4,457	—	7,837	(872)	218,700	217,828	342	(260)	122	204
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	(4,183)	13,690	(52,181)	(42,674)	86,099	(6,097)	21,382	—	101,384	58,710	846,597	905,307	2,347	(171)	609	2,785
Vanguard Emerging Markets Index Fund ETF (Varoom)	205	(35)	(3,993)	(3,823)	—	—	—	—	—	(3,823)	22,108	18,285	—	—	—	—
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)	136	1,014	(13,992)	(12,842)	—	(1,790)	10,745	—	8,955	(3,887)	70,871	66,984	—	(88)	595	507
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)	587	(150)	(13,346)	(12,909)	2,575	(6,254)	641	—	(3,038)	(15,947)	78,984	63,037	121	(250)	26	(103)
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)	114	343	(38,565)	(38,108)	26,247	(160)	28,139	—	54,226	16,118	180,576	196,694	1,044	(6)	1,351	2,389
Vanguard Developed Markets Index FundETF (Varoom)	261	261	(1,039)	(517)	—	(486)	339	—	(147)	(664)	26,538	25,874	—	(18)	14	(4)
Vanguard Developed Markets Index FundETF (Varoom GLWB 1)	474	2,612	(6,130)	(3,044)	175	(2,386)	3,378	—	1,167	(1,877)	144,519	142,642	6	(85)	155	76
Vanguard Developed Markets Index FundETF (Varoom GLWB 2)	2	274	(315)	(39)	—	(583)	50	—	(533)	(572)	3,633	3,061	—	(20)	2	(18)
Vanguard Developed Markets Index FundETF (Varoom GLWB 3)	396	(22)	(1,363)	(989)	6,170	(38,187)	34,254	—	2,237	1,248	31,939	33,187	204	(1,165)	1,025	64
Vanguard Developed Markets Index FundETF (Varoom GLWB 4)	3,826	55,231	(132,630)	(73,573)	324,596	(71,321)	58,536	—	311,811	238,238	2,293,245	2,531,483	10,046	(2,223)	2,358	10,181
Vanguard Developed Markets Index FundETF (Varoom GLWB 5)	(39)	1,561	(7,252)	(5,730)	37,973	(2,170)	5,543	—	41,346	35,616	102,828	138,444	1,183	(71)	195	1,307
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	269	175	(589)	(145)	—	(762)	—	—	(762)	(907)	18,333	17,426	—	(26)	1	(25)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	209	179	(893)	(505)	—	—	162	—	162	(343)	30,238	29,895	—	—	6	6
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	500	101	(962)	(361)	—	(1,097)	—	—	(1,097)	(1,458)	37,603	36,145	—	(39)	—	(39)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	54	45	(277)	(178)	—	—	1,378	—	1,378	1,200	9,098	10,298	—	—	51	51
Vanguard Large-Cap Index ETF (Varoom)	10	269	(343)	(64)	—	(449)	—	—	(449)	(513)	9,184	8,671	—	(11)	—	(11)
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	(899)	4,954	(5,886)	(1,831)	—	(2,404)	(4,888)	—	(7,292)	(9,123)	137,350	128,227	—	(60)	(118)	(178)
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	36	225	(595)	(334)	14,589	(442)	—	—	14,147	13,813	35,034	48,847	353	(10)	—	343
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	(3,284)	8,744	(13,441)	(7,981)	62,248	(1,889)	285	—	60,644	52,663	352,451	405,114	1,511	(47)	16	1,480
Vanguard Mega Cap Index ETF (Varoom)	89	820	(1,008)	(99)	—	(1,216)	—	—	(1,216)	(1,315)	29,459	28,144	—	(29)	—	(29)
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	(71)	444	(516)	(143)	—	—	(435)	—	(435)	(578)	13,704	13,126	—	—	(11)	(11)
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	(604)	2,587	(3,028)	(1,045)	250	(666)	(1,635)	—	(2,051)	(3,096)	85,819	82,723	6	(17)	(37)	(48)
Vanguard REIT Index ETF (Varoom GLWB 2)	583	2,321	(2,733)	171	—	—	(1,923)	—	(1,923)	(1,752)	46,864	45,112	—	—	(43)	(43)
Vanguard REIT Index ETF (Varoom GLWB 3)	749	161	(451)	459	5,149	—	4,841	—	9,990	10,449	29,857	40,306	140	—	123	263
Vanguard REIT Index ETF (Varoom GLWB 5)	2,513	6,144	(9,154)	(497)	27,270	(2,590)	(1,738)	—	22,942	22,445	198,020	220,465	708	(69)	(26)	613
Vanguard Total Bond Market Index ETF (Varoom)	475	881	(2,222)	(866)	—	(3,482)	342	—	(3,140)	(4,006)	70,607	66,601	—	(130)	12	(118)
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	570	11,520	(30,698)	(18,608)	1,225	(16,535)	6,867	—	(8,443)	(27,051)	1,042,920	1,015,869	46	(628)	262	(320)
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	(606)	2,955	(10,286)	(7,937)	—	(6,523)	492	—	(6,031)	(13,968)	404,010	390,042	—	(249)	20	(229)
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	2,319	8,642	(15,569)	(4,608)	43,383	(280,575)	242,877	—	5,685	1,077	339,769	340,846	1,696	(11,047)	9,575	224
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	(23,928)	78,480	(416,227)	(361,675)	2,272,174	(494,976)	92,234	—	1,869,432	1,507,757	16,425,536	17,933,293	90,966	(19,786)	3,570	74,750
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	(4,215)	5,494	(30,918)	(29,639)	200,686	(5,617)	(4,294)	—	190,775	161,136	1,126,458	1,287,594	8,047	(227)	(187)	7,633
Vanguard VI Money Market (Varoom GLWB 3)	(427)	—	—	(427)	—	—	—	—	—	(427)	24,242	23,815	—	—	—	—
Vanguard VI Money Market (Varoom GLWB 5)	(139)	—	—	(139)	—	(83)	32	—	(51)	(190)	5,127	4,937	—	(9)	3	(6)
Vanguard Short Term Bond ETF (Varoom GLWB 3)	(408)	201	(414)	(621)	—	(6,378)	—	—	(6,378)	(6,999)	68,911	61,912	—	(262)	—	(262)
Vanguard Short Term Bond ETF (Varoom GLWB 5)	(401)	71	(178)	(508)	—	—	2,638	—	2,638	2,130	26,083	28,213	—	—	112	112

See accompanying notes.

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$(7,308)	$56,457	$(23,089)	$26,060	$—	$(118,525)	$(12,027)	$(3,547)	$(134,099)	$(108,039)	$511,930	$403,891	—	(9,084)	(892)	(9,976)
Touchstone Aggressive ETF (AnnuiChoice ®)	(4,385)	101,516	(70,688)	26,443	—	(209,332)	(58,856)	(290)	(268,478)	(242,035)	649,108	407,073	—	(13,017)	(3,825)	(16,842)
Touchstone Aggressive ETF (AnnuiChoice II)	(7,710)	121,428	(71,391)	42,327	15,151	(192,151)	(21,942)	(1,250)	(200,192)	(157,865)	758,949	601,084	765	(9,915)	(1,076)	(10,226)
Touchstone Aggressive ETF (GrandMaster flex3)	(22,227)	51,112	52,899	81,784	11,680	(154,203)	1,114	(640)	(142,049)	(60,265)	1,422,636	1,362,371	778	(9,839)	70	(8,991)
Touchstone Aggressive ETF (Grandmaster)	(4,010)	7,037	14,097	17,124	—	(13,440)	945	(114)	(12,609)	4,515	291,835	296,350	—	(866)	59	(807)
Touchstone Aggressive ETF (IQ Annuity)	(14,215)	61,031	6,923	53,739	5,024	(84,018)	—	(478)	(79,472)	(25,733)	1,006,732	980,999	323	(5,636)	—	(5,313)
Touchstone Aggressive ETF (Pinnacle)	(11,064)	40,556	17,271	46,763	19,826	(113,386)	(4,603)	(111)	(98,274)	(51,511)	842,680	791,169	1,232	(7,220)	(314)	(6,302)
Touchstone Aggressive ETF (Pinnacle IV)	(23,581)	319,086	(206,139)	89,366	480	(666,705)	(109,222)	(731)	(776,178)	(686,812)	1,945,958	1,259,146	31	(42,651)	(7,255)	(49,875)
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	(218)	1,433	645	1,860	—	(8,348)	34,361	(9)	26,004	27,864	9,026	36,890	—	(571)	2,416	1,845
Touchstone Aggressive ETF (Pinnacle Plus)	(5,039)	33,798	(11,942)	16,817	238	(50,027)	42,311	(250)	(7,728)	9,089	344,250	353,339	16	(3,485)	2,800	(669)
Touchstone Aggressive ETF (Pinnacle V)	(14,808)	110,757	(43,143)	52,806	6,609	(247,757)	(2,175)	(4,840)	(248,163)	(195,357)	1,064,537	869,180	356	(13,353)	(119)	(13,116)
Touchstone Baron Small Cap Growth (Pinnacle)	(31,078)	221,985	(131,851)	59,056	25,662	(273,464)	154,975	(532)	(93,359)	(34,303)	2,405,771	2,371,468	460	(4,937)	2,867	(1,610)
Touchstone Baron Small Cap Growth (Pinnacle IV)	(32,447)	480,886	(369,711)	78,728	10,086	(400,053)	797,161	(1,100)	406,094	484,822	2,139,080	2,623,902	315	(12,679)	25,385	13,021
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	(184)	630	12	458	—	—	—	(7)	(7)	451	16,932	17,383	—	—	—	—
Touchstone Baron Small Cap Growth (Pinnacle V)	(36,192)	206,706	(113,541)	56,973	253,606	(310,546)	96,419	(3,481)	35,998	92,971	2,301,966	2,394,937	15,218	(18,898)	6,051	2,371
Touchstone Baron Small Cap Growth (AdvantEdge)	(13,499)	78,531	(58,978)	6,054	7,269	(223,223)	15,743	(1,639)	(201,850)	(195,796)	730,588	534,792	388	(12,097)	673	(11,036)
Touchstone Baron Small Cap Growth (AnnuiChoice II)	(7,704)	94,857	(74,776)	12,377	16,550	(442,693)	260,725	(659)	(166,077)	(153,700)	762,375	608,675	816	(21,845)	12,839	(8,190)
Touchstone Baron Small Cap Growth (AnnuiChoice)	(746)	11,881	(10,487)	648	—	(30,453)	(22,653)	(86)	(53,192)	(52,544)	109,432	56,888	—	(932)	(680)	(1,612)
Touchstone Baron Small Cap Growth (GrandMaster flex3)	(6,767)	53,486	(37,612)	9,107	90	(41,661)	9,281	(146)	(32,436)	(23,329)	453,742	430,413	3	(1,431)	338	(1,090)
Touchstone Baron Small Cap Growth (Grandmaster)	(12,287)	70,949	6,694	65,356	3,272	(49,970)	824,278	(383)	777,197	842,553	590,496	1,433,049	128	(1,950)	32,453	30,631
Touchstone Baron Small Cap Growth (IQ Annuity)	(19,726)	63,981	(11,155)	33,100	3,661	(114,349)	(2,124)	(242)	(113,054)	(79,954)	1,536,130	1,456,176	120	(3,750)	(22)	(3,652)
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	(714)	3,810	1,563	4,659	—	(1,851)	108,619	(113)	106,655	111,314	5,967	117,281	—	(105)	5,800	5,695
Touchstone Baron Small Cap Growth (Pinnacle Plus)	(12,160)	94,130	(78,520)	3,450	—	(155,157)	58,337	(693)	(97,513)	(94,063)	859,598	765,535	—	(5,317)	1,672	(3,645)
Touchstone Conservative ETF (AdvantEdge)	(1,503)	14,643	(3,846)	9,294	400	(200)	(140,791)	(778)	(141,369)	(132,075)	355,439	223,364	32	(79)	(11,364)	(11,411)
Touchstone Conservative ETF (AnnuiChoice II)	(33)	21,366	(5,622)	15,711	2,390	(33,836)	260	(2,901)	(34,087)	(18,376)	408,769	390,393	165	(2,567)	20	(2,382)
Touchstone Conservative ETF (AnnuiChoice)	24	762	(355)	431	—	(3,367)	4,800	(19)	1,414	1,845	9,801	11,646	—	(227)	322	95
Touchstone Conservative ETF (GrandMaster flex3)	(4,404)	82,511	(48,598)	29,509	—	(239,469)	127,320	(111)	(112,260)	(82,751)	793,809	711,058	—	(16,992)	9,181	(7,811)
Touchstone Conservative ETF (Grandmaster)	(405)	9,348	(1,651)	7,292	—	(11,478)	2,474	(22)	(9,026)	(1,734)	197,349	195,615	—	(836)	200	(636)
Touchstone Conservative ETF (IQ Annuity)	(4,331)	101,230	(49,817)	47,082	—	(373,954)	49,390	(748)	(325,312)	(278,230)	1,515,896	1,237,666	—	(26,699)	3,473	(23,226)
Touchstone Conservative ETF (Pinnacle)	(1,225)	28,498	(9,867)	17,406	—	(20,461)	(24,655)	(75)	(45,191)	(27,785)	466,392	438,607	—	(1,435)	(1,696)	(3,131)
Touchstone Conservative ETF (Pinnacle IV)	(9,556)	321,859	(231,911)	80,392	18,998	(1,333,894)	310,329	(421)	(1,004,988)	(924,596)	2,761,017	1,836,421	1,387	(95,118)	22,402	(71,329)
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	(946)	8,691	(2,130)	5,615	5,466	(72,607)	138,409	(27)	71,241	76,856	—	76,856	846	(15,940)	21,417	6,323
Touchstone Conservative ETF (Pinnacle Plus)	(9,591)	209,141	(164,208)	35,342	750	(777,382)	(412,666)	(471)	(1,189,769)	(1,154,427)	1,779,506	625,079	55	(56,767)	(29,704)	(86,416)
Touchstone Conservative ETF Fund (Pinnacle V)	(14,806)	269,498	(111,783)	142,909	601,766	(695,110)	214,361	(12,270)	108,747	251,656	3,723,191	3,974,847	43,027	(50,484)	15,703	8,246
Touchstone Active Bond (AdvantEdge)	2,205	(13)	2,053	4,245	10,400	—	4,470	(1,771)	13,099	17,344	198,361	215,705	833	(142)	360	1,051
Touchstone Active Bond (AnnuiChoice II)	1,364	933	(235)	2,062	11,815	(9,006)	5,916	(252)	8,473	10,535	79,682	90,217	872	(686)	438	624
Touchstone Active Bond (AnnuiChoice)	3,579	(289)	3,334	6,624	—	(12,372)	—	(210)	(12,582)	(5,958)	239,767	233,809	—	(798)	—	(798)
Touchstone Active Bond (GrandMaster flex3)	324	(1,687)	3,065	1,702	—	(15,778)	(12,451)	(88)	(28,317)	(26,615)	77,029	50,414	—	(1,113)	(869)	(1,982)
Touchstone Active Bond (Grandmaster)	1,756	(959)	3,064	3,861	—	(12,260)	—	(67)	(12,327)	(8,466)	160,897	152,431	—	(1,283)	392	(891)
Touchstone Active Bond (IQ Annuity)	607	(366)	1,817	2,058	—	(20,939)	(40)	(103)	(21,082)	(19,024)	92,007	72,983	—	(1,419)	(3)	(1,422)
Touchstone Active Bond (Pinnacle)	1,127	(2,479)	5,226	3,874	—	(45,356)	6,505	(89)	(38,940)	(35,066)	159,362	124,296	—	(3,085)	440	(2,645)
Touchstone Active Bond (Pinnacle IV)	6,422	(22,615)	35,396	19,203	—	(304,946)	(2,717)	(98)	(307,761)	(288,558)	951,629	663,071	—	(21,187)	(190)	(21,377)
Touchstone Active Bond (Pinnacle II Reduced M&E)	123	(47)	169	245	—	(746)	(4)	(6)	(756)	(511)	9,253	8,742	—	(50)	(1)	(51)
Touchstone Active Bond (Pinnacle Plus Reduced M&E)	(88)	(9)	1,891	1,794	—	(74,883)	28,775	(17)	(46,125)	(44,331)	71,613	27,282	—	(6,888)	2,647	(4,241)
Touchstone Active Bond (Pinnacle Plus)	496	(4,951)	7,585	3,130	—	(41,881)	(19,377)	(72)	(61,330)	(58,200)	154,371	96,171	—	(3,171)	(1,467)	(4,638)
Touchstone Active Bond (PinnacleV)	12,979	(3,327)	8,966	18,618	106,438	(80,786)	207,558	(4,472)	228,738	247,356	842,102	1,089,458	8,331	(6,645)	16,164	17,850
Touchstone Enhanced ETF (Pinnacle V)	175	—	—	175	—	806	(981)	—	(175)	—	—	—	—	—	—	—
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	(4,132)	9,036	7,947	12,851	—	(4,486)	—	(527)	(5,013)	7,838	231,283	239,121	—	(265)	—	(265)
Touchstone GMAB Aggressive ETF (Pinnacle IV)	(8,062)	37,662	(9,045)	20,555	—	(58,419)	—	(102)	(58,521)	(37,966)	424,218	386,252	—	(3,190)	21	(3,169)
Touchstone GMAB Aggressive ETF (Pinnacle V)	(8,845)	42,322	(13,729)	19,748	—	(31,450)	(35,938)	(92)	(67,480)	(47,732)	409,698	361,966	—	(1,673)	(1,966)	(3,639)
Touchstone GMAB Conservative ETF (Pinnacle IV)	(1,239)	5,468	4	4,233	—	(576)	—	(60)	(636)	3,597	138,046	141,643	—	(46)	—	(46)
Touchstone GMAB Conservative ETF (Pinnacle V)	(4,246)	16,531	301	12,586	—	—	—	(60)	(60)	12,526	424,532	437,058	—	(4)	—	(4)
Touchstone GMAB Moderate ETF (Pinnacle IV)	(21,416)	641,320	(518,942)	100,962	—	(1,604,248)	(40,156)	(60)	(1,644,464)	(1,543,502)	2,864,408	1,320,906	—	(98,332)	(2,291)	(100,623)
Touchstone GMAB Moderate ETF(Pinnacle V)	(8,817)	61,265	22,539	74,987	—	(128,325)	—	(90)	(128,415)	(53,428)	1,688,677	1,635,249	—	(7,959)	—	(7,959)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone High Yield (AdvantEdge)	$2,104	$(174)	$(2,186)	$(256)	$—	$(1,418)	$—	$—	$(1,418)	$(1,674)	$30,182	$28,508	—	(94)	—	(94)
Touchstone High Yield (AnnuiChoice II)	2,382	(66)	(2,875)	(559)	14,500	(1,184)	—	(44)	13,272	12,713	15,980	28,693	906	(77)	—	829
Touchstone High Yield (AnnuiChoice)	6,974	(851)	(5,607)	516	—	(1,617)	(19,407)	(87)	(21,111)	(20,595)	108,459	87,864	—	(76)	(842)	(918)
Touchstone High Yield (GrandMaster flex3)	11,958	(6,241)	(6,739)	(1,022)	—	(31,723)	(11,686)	(72)	(43,481)	(44,503)	180,874	136,371	—	(1,570)	(560)	(2,130)
Touchstone High Yield (Grandmaster)	472	(1,410)	1,221	283	—	(221)	(10,336)	(21)	(10,578)	(10,295)	17,980	7,685	—	(14)	(591)	(605)
Touchstone High Yield (IQ Annuity)	9,349	16,028	(23,244)	2,133	—	(98,312)	4,501	(204)	(94,015)	(91,882)	222,492	130,610	—	(4,469)	207	(4,262)
Touchstone High Yield (Pinnacle)	23,811	(7,145)	(15,558)	1,108	10,768	(72,616)	(57,450)	(355)	(119,653)	(118,545)	440,450	321,905	544	(3,527)	(2,708)	(5,691)
Touchstone High Yield (Pinnacle IV)	69,048	(49,995)	(14,208)	4,845	33,864	(589,125)	(37,171)	(373)	(592,805)	(587,960)	1,551,269	963,309	1,672	(28,637)	(1,780)	(28,745)
Touchstone High Yield (Pinnacle II Reduced M&E)	329	(21)	(322)	(14)	—	(278)	(44)	(3)	(325)	(339)	4,506	4,167	—	—	(16)	(16)
Touchstone High Yield (Pinnacle Plus Reduced M&E)	4,529	(1,138)	(5,193)	(1,802)	—	(9,708)	49,963	(41)	40,214	38,412	16,698	55,110	—	(789)	3,957	3,168
Touchstone High Yield (Pinnacle Plus)	35,232	(9,754)	(31,200)	(5,722)	476	(98,679)	161,439	(238)	62,998	57,276	390,924	448,200	27	(5,575)	9,097	3,549
Touchstone High Yield (PinnacleV)	28,626	(15,845)	(16,002)	(3,221)	6,000	(111,172)	15,382	(587)	(90,377)	(93,598)	490,224	396,626	414	(7,939)	1,064	(6,461)
Touchstone Large Cap Core Equity (AdvantEdge)	(912)	6,786	13,511	19,385	15,867	(9,851)	(4,695)	(775)	546	19,931	147,707	167,638	1,105	(758)	(308)	39
Touchstone Large Cap Core Equity (AnnuiChoice II)	32	12,580	5,266	17,878	14,619	(17,827)	31,091	(518)	27,365	45,243	126,693	171,936	820	(1,179)	2,049	1,690
Touchstone Large Cap Core Equity (AnnuiChoice)	(30)	3,584	1,305	4,859	—	(9,119)	—	(33)	(9,152)	(4,293)	40,033	35,740	—	(517)	—	(517)
Touchstone Large Cap Core Equity (GrandMaster flex3)	(524)	11,435	(3,423)	7,488	—	(21,368)	(2,481)	(51)	(23,900)	(16,412)	55,942	39,530	—	(1,100)	(124)	(1,224)
Touchstone Large Cap Core Equity (Grandmaster)	(168)	1,524	7,304	8,660	—	(4,024)	23,974	(24)	19,926	28,586	43,319	71,905	—	(232)	1,444	1,212
Touchstone Large Cap Core Equity (IQ Annuity)	(1,756)	2,636	51,129	52,009	715	(4,481)	286	(163)	(3,643)	48,366	394,404	442,770	42	(270)	15	(213)
Touchstone Large Cap Core Equity (Pinnacle)	(6,489)	148,724	62,094	204,329	38,972	(288,338)	(98,108)	(422)	(347,896)	(143,567)	1,744,338	1,600,771	2,048	(15,749)	(5,528)	(19,229)
Touchstone Large Cap Core Equity (Pinnacle IV)	(3,497)	49,358	41,057	86,918	525	(99,783)	867	(345)	(98,736)	(11,818)	717,070	705,252	30	(5,606)	51	(5,525)
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	(32)	161	6,335	6,464	—	—	—	(18)	(18)	6,446	47,328	53,774	—	—	(1)	(1)
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	(349)	5,779	15,514	20,944	—	(54,376)	104,716	(158)	50,182	71,126	74,867	145,993	—	(3,358)	6,843	3,485
Touchstone Large Cap Core Equity (Pinnacle Plus)	(1,777)	58,564	(37,507)	19,280	476	(7,025)	(140,933)	(167)	(147,649)	(128,369)	297,001	168,632	27	(391)	(8,070)	(8,434)
Touchstone Large Cap Core Equity (PinnacleV)	(3,326)	89,001	(11,545)	74,130	176,108	(203,509)	(21,429)	(2,421)	(51,251)	22,879	604,797	627,676	14,293	(16,757)	(1,772)	(4,236)
Touchstone Mid Cap Growth (AdvantEdge)	(914)	10,833	(4,118)	5,801	—	(7,029)	(782)	(54)	(7,865)	(2,064)	58,342	56,278	—	(489)	(52)	(541)
Touchstone Mid Cap Growth (AnnuiChoice II)	(1,669)	50,620	(33,055)	15,896	7,851	(76,536)	23,703	(402)	(45,384)	(29,488)	162,650	133,162	417	(4,317)	1,292	(2,608)
Touchstone Mid Cap Growth (AnnuiChoice)	(1,430)	23,649	(5,983)	16,236	—	(7,426)	(66)	(60)	(7,552)	8,684	140,804	149,488	—	(271)	(2)	(273)
Touchstone Mid Cap Growth (GrandMaster flex3)	(3,242)	52,686	(27,729)	21,715	—	(44,131)	(6,923)	(109)	(51,163)	(29,448)	229,263	199,815	—	(1,709)	(259)	(1,968)
Touchstone Mid Cap Growth (Grandmaster)	(4,139)	85,909	(61,440)	20,330	5,189	(36,588)	(259,340)	(226)	(290,965)	(270,635)	433,528	162,893	237	(1,709)	(12,031)	(13,503)
Touchstone Mid Cap Growth (IQ Annuity)	(4,996)	44,214	(2,132)	37,086	—	(10,621)	(266)	(136)	(11,023)	26,063	338,442	364,505	—	(412)	(9)	(421)
Touchstone Mid Cap Growth (Pinnacle)	(5,298)	100,843	(58,943)	36,602	827	(59,550)	(70,703)	(139)	(129,565)	(92,963)	425,313	332,350	33	(2,322)	(2,928)	(5,217)
Touchstone Mid Cap Growth (Pinnacle IV)	(16,113)	442,159	(318,157)	107,889	—	(166,659)	(55,379)	(503)	(222,541)	(114,652)	1,083,265	968,613	—	(6,610)	(2,264)	(8,874)
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)	(3,764)	65,717	(29,655)	32,298	—	(84,901)	323,013	(613)	237,499	269,797	117,185	386,982	—	(5,487)	20,749	15,262
Touchstone Mid Cap Growth (Pinnacle Plus)	(17,024)	634,557	(576,814)	40,719	1,248	(83,494)	(1,793,196)	(523)	(1,875,965)	(1,835,246)	2,128,253	293,007	50	(3,366)	(72,695)	(76,011)
Touchstone Mid Cap Growth (PinnacleV)	(3,726)	89,371	(63,622)	22,023	9,666	(72,769)	(56,067)	(196)	(119,366)	(97,343)	281,987	184,644	683	(5,177)	(4,080)	(8,574)
Touchstone Moderate ETF (AdvantEdge)	15	26,433	31,677	58,125	31,472	(70,343)	(2,732)	(9,013)	(50,616)	7,509	1,101,978	1,109,487	2,455	(5,982)	(196)	(3,723)
Touchstone Moderate ETF (AnnuiChoice II)	4,478	11,913	32,626	49,017	7,045	(16,785)	(1,794)	(2,660)	(14,194)	34,823	864,422	899,245	521	(1,457)	(138)	(1,074)
Touchstone Moderate ETF (AnnuiChoice)	1,283	65,505	(53,479)	13,309	8,596	(140,921)	(38,374)	(142)	(170,841)	(157,532)	394,218	236,686	569	(9,095)	(2,547)	(11,073)
Touchstone Moderate ETF (GrandMaster flex3)	(283)	65,915	(15,023)	50,609	3,325	(156,121)	3,690	(481)	(149,587)	(98,978)	1,025,268	926,290	224	(10,407)	245	(9,938)
Touchstone Moderate ETF (Grandmaster)	538	1,075	6,773	8,386	240	(1,976)	39,558	(19)	37,803	46,189	117,366	163,555	16	(128)	2,634	2,522
Touchstone Moderate ETF (IQ Annuity)	2,039	45,302	22,880	70,221	179	(96,557)	(11,571)	(893)	(108,842)	(38,621)	1,360,504	1,321,883	12	(6,435)	(775)	(7,198)
Touchstone Moderate ETF (Pinnacle)	1,228	26,211	2,664	30,103	—	(97,981)	12,122	(192)	(86,051)	(55,948)	604,621	548,673	—	(6,452)	782	(5,670)
Touchstone Moderate ETF (Pinnacle IV)	(2,889)	483,877	(334,451)	146,537	1,881	(1,152,768)	(104,990)	(598)	(1,256,475)	(1,109,938)	3,298,032	2,188,094	127	(75,837)	(6,936)	(82,646)
Touchstone Moderate ETF (Pinnacle II Reduced M&E)	63	244	413	720	—	(1,288)	—	(8)	(1,296)	(576)	13,130	12,554	—	(84)	—	(84)
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	4,250	4,620	3,125	11,995	3,000	(54,932)	317,122	(271)	264,919	276,914	150,116	427,030	223	(4,193)	23,625	19,655
Touchstone Moderate ETF (Pinnacle Plus)	(3,238)	310,054	(219,242)	87,574	—	(338,842)	(324,648)	(2,089)	(665,579)	(578,005)	2,108,100	1,530,095	—	(23,300)	(21,783)	(45,083)
Touchstone Moderate ETF (Pinnacle V)	(3,015)	184,908	(77,176)	104,717	84,741	(495,643)	(20,024)	(5,867)	(436,793)	(332,076)	2,020,134	1,688,058	6,421	(38,125)	(1,255)	(32,959)
Touchstone Money Market (AdvantEdge)	(28,387)	—	—	(28,387)	236,471	(997,818)	385,412	(578)	(376,513)	(404,900)	1,856,817	1,451,917	25,292	(106,645)	40,875	(40,478)
Touchstone Money Market (AnnuiChoice II)	(4,725)	—	—	(4,725)	32,827	(16,036)	(152,700)	(79)	(135,988)	(140,713)	526,425	385,712	3,447	(1,702)	(16,046)	(14,301)
Touchstone Money Market (AnnuiChoice)	(4,425)	—	—	(4,425)	—	12,977	7,495	(899)	19,573	15,148	420,503	435,651	—	(5,476)	7,251	1,775
Touchstone Money Market (GrandMaster flex3)	(13,683)	—	—	(13,683)	20,000	(155,171)	1,367,832	(196)	1,232,465	1,218,782	366,437	1,585,219	1,963	(15,363)	135,203	121,803
Touchstone Money Market (Grandmaster)	(26,167)	—	—	(26,167)	6,089	(289,090)	367,100	(906)	83,193	57,026	1,947,024	2,004,050	587	(36,738)	44,206	8,055
Touchstone Money Market (IQ3)	(54,332)	—	—	(54,332)	4,003	(204,715)	5,981,490	(972)	5,779,806	5,725,474	1,410,063	7,135,537	385	(19,937)	578,223	558,671
Touchstone Money Market (Pinnacle)	(22,937)	—	—	(22,937)	12,308	(1,116,680)	631,808	(848)	(473,412)	(496,349)	1,851,614	1,355,265	1,189	(117,925)	71,019	(45,717)
Touchstone Money Market (Pinnacle IV)	(34,383)	—	—	(34,383)	8,120	(1,923,982)	145,344	(3,183)	(1,773,701)	(1,808,084)	3,511,930	1,703,846	790	(187,710)	14,330	(172,590)
Touchstone Money Market (Pinnacle II Reduced M&E)	(312)	—	—	(312)	—	—	333	(13)	320	8	28,448	28,456	—	—	31	31

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Money Market (Pinnacle Plus Reduced M&E)	$(1,798)	$—	$—	$(1,798)	$—	$(57,898)	$187,525	$(150)	$129,477	$127,679	$40,237	$167,916	—	(5,754)	19,195	13,441
Touchstone Money Market (Pinnacle Plus)	(4,431)	—	—	(4,431)	—	(406,234)	158,813	(182)	(247,603)	(252,034)	385,652	133,618	—	(43,978)	17,108	(26,870)
Touchstone Money Market (Pinnacle V)	(33,793)	—	—	(33,793)	1,200	(993,617)	(144,353)	(525)	(1,137,295)	(1,171,088)	2,592,029	1,420,941	129	(107,311)	(15,704)	(122,886)
Touchstone Third Avenue Value (AdvantEdge)	7,932	25,445	(40,117)	(6,740)	6,071	(79,834)	8,396	(1,180)	(66,547)	(73,287)	274,697	201,410	561	(6,705)	738	(5,406)
Touchstone Third Avenue Value (AnnuiChoice II)	14,213	25,505	(52,600)	(12,882)	(11,811)	(37,343)	7,607	(615)	(42,162)	(55,044)	364,820	309,776	(981)	(3,007)	548	(3,440)
Touchstone Third Avenue Value (AnnuiChoice)	12,198	18,179	(39,090)	(8,713)	—	(69,426)	—	(397)	(69,823)	(78,536)	337,683	259,147	—	(3,228)	—	(3,228)
Touchstone Third Avenue Value (GrandMaster flex3)	27,313	73,227	(129,147)	(28,607)	—	(150,049)	(10,548)	(330)	(160,927)	(189,534)	838,902	649,368	—	(7,413)	(539)	(7,952)
Touchstone Third Avenue Value (Grandmaster)	31,025	32,331	(95,766)	(32,410)	8,108	(109,620)	1,090	(134)	(100,556)	(132,966)	835,380	702,414	461	(6,280)	64	(5,755)
Touchstone Third Avenue Value (IQ Annuity)	56,740	20,456	(145,833)	(68,637)	880	(98,367)	(5,955)	(508)	(103,950)	(172,587)	1,621,327	1,448,740	44	(4,967)	(506)	(5,429)
Touchstone Third Avenue Value (Pinnacle)	108,610	134,653	(351,302)	(108,039)	33,933	(366,087)	(118,038)	(880)	(451,072)	(559,111)	3,075,125	2,516,014	536	(6,020)	(1,875)	(7,359)
Touchstone Third Avenue Value (Pinnacle IV)	78,041	280,312	(461,961)	(103,608)	12,802	(1,027,904)	(71,880)	(1,165)	(1,088,147)	(1,191,755)	3,231,150	2,039,395	623	(50,551)	(3,495)	(53,423)
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	3,437	185	(6,626)	(3,004)	—	—	—	(64)	(64)	(3,068)	75,928	72,860	—	—	(1)	(1)
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	12,576	(185)	(22,145)	(9,754)	633	(112,950)	288,157	(178)	175,662	165,908	64,432	230,340	50	(8,289)	21,285	13,046
Touchstone Third Avenue Value (Pinnacle Plus)	6,831	(1,876)	(199,869)	(194,914)	—	(194,604)	(39,026)	(410)	(234,040)	(428,954)	901,925	472,971	—	(9,489)	(9,863)	(19,352)
Touchstone Third Avenue Value (Pinnacle V)	34,141	26,614	(99,056)	(38,301)	14,386	(72,883)	27,618	(1,514)	(32,393)	(70,694)	879,779	809,085	1,460	(7,411)	2,635	(3,316)
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	578	168,972	(74,196)	95,354	—	(172,585)	—	(373)	(172,958)	(77,604)	1,171,453	1,093,849	—	(12,183)	—	(12,183)
Fidelity VIP Overseas (Pinnacle)	(402)	(10,995)	(2,935)	(14,332)	—	(40,025)	(5,606)	(34)	(45,665)	(59,997)	170,109	110,112	—	(4,167)	(586)	(4,753)
Fidelity VIP Overseas (Pinnacle IV)	(335)	19,230	(36,254)	(17,359)	—	(39,556)	—	(50)	(39,606)	(56,965)	211,553	154,588	—	(4,021)	—	(4,021)
Fidelity VIP Equity-Income (Grandmaster)	123,606	48,355	447,265	619,226	317,544	(1,343,230)	(104,044)	(2,408)	(1,132,138)	(512,912)	9,215,739	8,702,827	4,168	(17,828)	(1,294)	(14,954)
Fidelity VIP Equity-Income (Pinnacle)	17,826	18,483	56,452	92,761	22,301	(147,649)	(53,870)	(417)	(179,635)	(86,874)	1,356,826	1,269,952	1,075	(6,881)	(2,469)	(8,275)
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	249	226	529	1,004	—	—	—	—	—	1,004	13,331	14,335	—	—	—	—
Fidelity VIP Growth (Grandmaster)	(59,936)	527,194	1,930	469,188	—	(841,195)	(22,337)	(1,791)	(865,323)	(396,135)	5,215,775	4,819,640	—	(8,900)	(223)	(9,123)
Fidelity VIP High Income (Grandmaster)	75,322	61,988	(123,706)	13,604	19,237	(560,112)	(665,506)	(627)	(1,207,008)	(1,193,404)	3,081,213	1,887,809	740	(21,760)	(26,023)	(47,043)
Fidelity VIP II Asset Manager (Grandmaster)	3,674	257,700	(97,836)	163,538	56,992	(484,853)	8,471	(1,333)	(420,723)	(257,185)	3,880,136	3,622,951	1,179	(10,037)	170	(8,688)
Fidelity VIP II Contrafund (Grandmaster)	(46,398)	665,992	453,356	1,072,950	52,463	(1,529,233)	(35,610)	(2,835)	(1,515,215)	(442,265)	11,306,752	10,864,487	850	(25,226)	(759)	(25,135)
Fidelity VIP II Contrafund (Pinnacle)	(25,511)	502,364	67,085	543,938	16,095	(738,802)	(297,714)	(1,895)	(1,022,316)	(478,378)	5,898,084	5,419,706	519	(23,618)	(10,268)	(33,367)
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	(49)	1,073	3,024	4,048	—	(441)	—	(11)	(452)	3,596	38,036	41,632	—	—	(15)	(15)
Fidelity VIP II Index 500 (Grandmaster)	6,231	299,344	133,515	439,090	—	(614,126)	(37,781)	(1,059)	(652,966)	(213,876)	3,998,893	3,785,017	—	(12,754)	(787)	(13,541)
Fidelity VIP II Index 500 (IQ3)	88	127	2,688	2,903	—	—	—	(26)	(26)	2,877	24,134	27,011	—	(1)	—	(1)
Fidelity VIP II Index 500 (Pinnacle)	5,160	50,916	212,482	268,558	—	(205,029)	(157,133)	(659)	(362,821)	(94,263)	2,525,741	2,431,478	—	(15,027)	(12,222)	(27,249)
Fidelity VIP II Index 500 (Pinnacle IV)	45	223	1,883	2,151	—	(204)	—	(6)	(210)	1,941	18,142	20,083	—	(15)	—	(15)
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	148	98	2,609	2,855	—	—	—	(11)	(11)	2,844	23,168	26,012	—	—	(1)	(1)
Fidelity VIP II Investment Grade Bond (Pinnacle)	6,575	2,447	28,388	37,410	—	(71,215)	—	(368)	(71,583)	(34,173)	871,681	837,508	—	(5,504)	—	(5,504)
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	8,879	3,743	44,012	56,634	—	(90,607)	—	(147)	(90,754)	(34,120)	1,345,767	1,311,647	—	(7,030)	—	(7,030)
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	52	—	157	209	—	—	—	(5)	(5)	204	4,490	4,694	—	—	—	—
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	361	551	752	1,664	—	(5,114)	—	(79)	(5,193)	(3,529)	36,441	32,912	—	(389)	—	(389)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	162	454	1,326	1,942	—	(6,793)	—	(7)	(6,800)	(4,858)	46,319	41,461	—	(524)	—	(524)
Fidelity VIP II Investment Grade Bond (Grandmaster)	9,640	3,031	40,389	53,060	—	(53,832)	—	(410)	(54,242)	(1,182)	1,216,869	1,215,687	—	(1,557)	—	(1,557)
Fidelity VIP II Investment Grade Bond (IQ Annuity)	(210)	2,736	1,841	4,367	—	(86,977)	—	(46)	(87,023)	(82,656)	122,778	40,122	—	(6,725)	—	(6,725)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	1,078	91	2,099	3,268	—	(40,597)	89,768	(96)	49,075	52,343	41,411	93,754	—	(3,703)	8,245	4,542
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	(863)	3,516	478	3,131	—	(3,758)	(110,933)	(44)	(114,735)	(111,604)	115,704	4,100	—	(301)	(8,748)	(9,049)
Fidelity VIP III Balanced (Grandmaster)	555	244,443	(107,993)	137,005	—	(179,193)	(83,175)	(566)	(262,934)	(125,929)	1,674,913	1,548,984	—	(7,751)	(3,565)	(11,316)
Fidelity VIP Overseas (AnnuiChoice)	6	8	(177)	(163)	—	—	—	(3)	(3)	(166)	1,801	1,635	—	—	—	—
Fidelity VIP Overseas (Grandmaster flex3)	(66)	239	(3,393)	(3,220)	—	—	—	(9)	(9)	(3,229)	33,890	30,661	—	(1)	—	(1)
Fidelity VIP Overseas (Grandmaster)	(2,124)	(78,879)	(86,401)	(167,404)	—	(285,325)	(72,419)	(542)	(358,286)	(525,690)	2,026,927	1,501,237	—	(7,396)	(1,842)	(9,238)
Fidelity VIP Overseas (IQ Annuity)	(20)	(1)	(1,832)	(1,853)	—	—	—	(8)	(8)	(1,861)	19,681	17,820	—	(1)	—	(1)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	6	53	(390)	(331)	—	(639)	468	(4)	(175)	(506)	3,910	3,404	—	(52)	39	(13)
Fidelity VIP Overseas (Pinnacle Plus)	(225)	(39)	(6,464)	(6,728)	—	(485)	(468)	(64)	(1,017)	(7,745)	70,370	62,625	—	(56)	(52)	(108)
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle)	(5,992)	31,123	18,834	43,965	—	(56,251)	—	(256)	(56,507)	(12,542)	468,497	455,955	—	(3,980)	—	(3,980)
Fidelity VIP III Mid Cap (Grandmaster)	(19,441)	45,387	48,451	74,397	—	(53,894)	—	(322)	(54,216)	20,181	1,628,359	1,648,540	—	(1,091)	—	(1,091)
Fidelity VIP III Mid Cap (Pinnacle)	(33,905)	135,760	11,427	113,282	—	(448,834)	(232,655)	(521)	(682,010)	(568,728)	3,107,305	2,538,577	—	(8,599)	(4,675)	(13,274)
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)	(70)	182	256	368	—	—	—	(13)	(13)	355	7,321	7,676	—	—	—	—
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	(785)	46,258	(34,975)	10,498	—	(90,463)	(582)	(233)	(91,278)	(80,780)	263,471	182,691	—	(5,594)	(27)	(5,621)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (Continued):
Fidelity VIP Asset Manager (AdvantEdge)	$(295)	$6,387	$(2,987)	$3,105	$—	$(2,222)	$(752)	$(690)	$(3,664)	$(559)	$80,497	$79,938	—	(225)	(60)	(285)
Fidelity VIP Asset Manager (AnnuiChoice II)	192	12,519	(4,982)	7,729	—	(5,616)	(659)	(497)	(6,772)	957	179,003	179,960	—	(403)	(43)	(446)
Fidelity VIP Asset Manager (AnnuiChoice)	(36)	10,857	(6,118)	4,703	—	(46,082)	16,200	(40)	(29,922)	(25,219)	98,110	72,891	—	(2,560)	897	(1,663)
Fidelity VIP Asset Manager (GrandMaster flex3)	(14)	3,193	(3,013)	166	—	(4,161)	4,954	(8)	785	951	22,779	23,730	—	(265)	269	4
Fidelity VIP Asset Manager (Pinnacle)	226	550	(1,309)	(533)	—	(5,569)	48,703	(46)	43,088	42,555	1,043	43,598	—	(347)	2,995	2,648
Fidelity VIP Asset Manager (Pinnacle IV)	(2,355)	78,786	(55,760)	20,671	—	(300,265)	329,269	(125)	28,879	49,550	310,647	360,197	—	(18,975)	21,310	2,335
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	151	982	(626)	507	—	(3,786)	33,449	(27)	29,636	30,143	13,605	43,748	—	(292)	2,560	2,268
Fidelity VIP Asset Manager (Pinnacle Plus)	(500)	13,041	(8,486)	4,055	476	(82,781)	127,599	(26)	45,268	49,323	32,693	82,016	29	(5,090)	8,025	2,964
Fidelity VIP Asset Manager (Pinnacle V)	(1,370)	41,835	(25,180)	15,285	980	(90,689)	234,972	(1,273)	143,990	159,275	216,490	375,765	75	(6,902)	18,197	11,370
Fidelity VIP Balanced (AdvantEdge)	(4,945)	130,552	(63,070)	62,537	1,300	(187,995)	32,802	(4,824)	(158,717)	(96,180)	820,542	724,362	88	(13,701)	2,439	(11,174)
Fidelity VIP Balanced (AnnuiChoice II)	2,210	36,541	(12,223)	26,528	67,524	(3,860)	123,082	(224)	186,522	213,050	256,392	469,442	4,180	(263)	7,780	11,697
Fidelity VIP Balanced (AnnuiChoice)	1,008	38,166	(13,286)	25,888	—	(10,113)	39,774	(150)	29,511	55,399	259,547	314,946	—	(533)	2,153	1,620
Fidelity VIP Balanced (GrandMaster flex3)	(867)	42,761	(27,837)	14,057	—	(129,793)	2,220	(108)	(127,681)	(113,624)	238,499	124,875	—	(6,924)	135	(6,789)
Fidelity VIP Balanced (Grandmaster)	453	59,872	(29,661)	30,664	9,754	(10,216)	11,487	(126)	10,899	41,563	400,985	442,548	538	(595)	460	403
Fidelity VIP Balanced (IQ3)	(645)	44,040	(25,090)	18,305	1,126	(92,121)	1,211	(190)	(89,974)	(71,669)	283,034	211,365	66	(5,562)	71	(5,425)
Fidelity VIP Balanced (Pinnacle)	13	44,736	(15,596)	29,153	1,158	(40,202)	70,674	(106)	31,524	60,677	326,709	387,386	68	(2,277)	4,008	1,799
Fidelity VIP Balanced (Pinnacle IV)	(4,001)	248,647	(123,977)	120,669	—	(438,833)	342,607	(584)	(96,810)	23,859	1,317,219	1,341,078	—	(23,122)	18,743	(4,379)
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	348	9,070	(156)	9,262	—	(11,767)	122,442	(145)	110,530	119,792	—	119,792	—	(834)	8,961	8,127
Fidelity VIP Balanced (Pinnacle Plus)	(2,295)	75,205	(35,531)	37,379	1,429	(98,701)	11,440	(187)	(86,019)	(48,640)	487,945	439,305	84	(5,652)	672	(4,896)
Fidelity VIP Balanced (Pinnacle V)	(3,767)	180,591	(75,345)	101,479	56,587	(185,410)	239,823	(3,099)	107,901	209,380	960,048	1,169,428	4,389	(13,919)	18,891	9,361
Fidelity VIP Contrafund (AdvantEdge)	(19,366)	258,458	(52,285)	186,807	62,645	(353,788)	(43,055)	(12,106)	(346,304)	(159,497)	2,107,236	1,947,739	4,439	(26,018)	(3,171)	(24,750)
Fidelity VIP Contrafund (AnnuiChoice II)	(2,797)	56,695	27,780	81,678	92,664	(52,407)	92,946	(2,291)	130,912	212,590	725,247	937,837	5,587	(3,401)	5,810	7,996
Fidelity VIP Contrafund (AnnuiChoice)	(2,399)	74,227	17,221	89,049	—	(43,543)	(47,125)	(681)	(91,349)	(2,300)	929,646	927,346	—	(1,755)	(2,003)	(3,758)
Fidelity VIP Contrafund (GrandMaster flex3)	(10,328)	136,893	(18,456)	108,109	270	(248,638)	5,505	(817)	(243,680)	(135,571)	1,174,282	1,038,711	12	(10,456)	287	(10,157)
Fidelity VIP Contrafund (IQ Advisor Standard)	21	261	990	1,272	—	—	—	—	—	1,272	11,588	12,860	—	—	—	—
Fidelity VIP Contrafund (IQ3)	(11,050)	70,921	121,058	180,929	6,123	(77,443)	45,314	(862)	(26,868)	154,061	1,765,595	1,919,656	287	(3,632)	2,323	(1,022)
Fidelity VIP Contrafund (Pinnacle IV)	(45,222)	1,180,369	(637,926)	497,221	7,530	(2,009,803)	(118,826)	(2,013)	(2,123,112)	(1,625,891)	6,478,942	4,853,051	318	(82,528)	(5,516)	(87,726)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	(47)	24,270	12,282	36,505	647	(64,772)	463,304	(378)	398,801	435,306	107,194	542,500	44	(3,954)	28,860	24,950
Fidelity VIP Contrafund (Pinnacle Plus)	(21,612)	362,534	(156,653)	184,269	2,381	(403,484)	(488,714)	(1,297)	(891,114)	(706,845)	2,574,808	1,867,963	105	(17,519)	(21,509)	(38,923)
Fidelity VIP Contrafund (Pinnacle V)	(57,737)	572,341	159,950	674,554	798,031	(780,392)	(32,042)	(20,111)	(34,514)	640,040	6,804,458	7,444,498	58,899	(58,629)	(2,710)	(2,440)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	(52)	1,608	(1,858)	(302)	2,310	(977)	(8,907)	(2)	(7,576)	(7,878)	11,764	3,886	165	(70)	(683)	(588)
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	(318)	3,283	(1,710)	1,255	—	(3,670)	—	(6)	(3,676)	(2,421)	37,214	34,793	—	(270)	—	(270)
Fidelity VIP Disciplined Small Cap (GrandMaster)	(223)	1,483	(650)	610	—	(721)	13	—	(708)	(98)	18,356	18,258	—	(54)	1	(53)
Fidelity VIP Disciplined Small Cap (IQ Annuity)	(966)	7,791	(5,425)	1,400	—	(14,558)	3,500	(1)	(11,059)	(9,659)	86,002	76,343	—	(1,162)	251	(911)
Fidelity VIP Disciplined Small Cap (Pinnacle)	(1,733)	10,661	(4,176)	4,752	—	(12,330)	3,389	(22)	(8,963)	(4,211)	142,759	138,548	—	(913)	251	(662)
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	(1,026)	11,084	(7,716)	2,342	345	(14,527)	347	(7)	(13,842)	(11,500)	87,681	76,181	26	(1,100)	26	(1,048)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	(11,228)	177,455	(229,469)	(63,242)	1,486	(45,377)	(1,360,805)	(159)	(1,404,855)	(1,468,097)	1,546,928	78,831	115	(3,552)	(108,215)	(111,652)
Fidelity VIP Disciplined Small Cap (Pinnacle V)	(1,467)	25,479	(22,418)	1,594	323	(41,697)	(21,560)	(54)	(62,988)	(61,394)	140,874	79,480	25	(3,100)	(1,708)	(4,783)
Fidelity VIP Equity-Income (AnnuiChoice II)	5,725	24,934	(4,260)	26,399	10,035	(23,340)	(10,582)	(66)	(23,953)	2,446	385,365	387,811	706	(1,723)	(781)	(1,798)
Fidelity VIP Equity-Income (AdvantEdge)	1,675	5,429	3,998	11,102	400	(2,588)	(7,864)	(1,441)	(11,493)	(391)	166,817	166,426	31	(301)	(596)	(866)
Fidelity VIP Equity-Income (AnnuiChoice)	4,475	14,401	1,275	20,151	—	(19,993)	22	(290)	(20,261)	(110)	277,619	277,509	—	(1,110)	2	(1,108)
Fidelity VIP Equity-Income (GrandMaster flex3)	1,594	3,799	5,906	11,299	—	(12,428)	(16,932)	(40)	(29,400)	(18,101)	178,442	160,341	—	(718)	(919)	(1,637)
Fidelity VIP Equity-Income (IQ3)	(5,623)	47,147	(24,812)	16,712	1,297	(47,998)	6,093	(117)	(40,725)	(24,013)	441,854	417,841	83	(3,027)	(341)	(3,285)
Fidelity VIP Equity-Income (Pinnacle IV)	11,773	252,103	(170,658)	93,218	5,782	(433,770)	(24,100)	(448)	(452,536)	(359,318)	1,671,821	1,312,503	336	(24,592)	(1,367)	(25,623)
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	5,646	8,710	2,708	17,064	643	(83,435)	299,254	(492)	215,970	233,034	99,737	332,771	43	(5,098)	18,402	13,347
Fidelity VIP Equity-Income (Pinnacle Plus)	(3,621)	247,504	(154,312)	89,571	2,677	(132,254)	(1,523,483)	(509)	(1,653,569)	(1,563,998)	2,250,651	686,653	152	(7,495)	(83,943)	(91,286)
Fidelity VIP Equity-Income (Pinnacle V)	12,280	41,831	20,042	74,153	60,064	(105,250)	(18,748)	(1,942)	(65,876)	8,277	1,135,980	1,144,257	5,312	(9,673)	(1,665)	(6,026)
Fidelity VIP Freedom 2010 (Advantedge)	(9)	1,508	830	2,329	—	—	61,415	(283)	61,132	63,461	58,424	121,885	—	(22)	4,878	4,856
Fidelity VIP Freedom 2010 (AnnuiChoice II)	1,283	443	778	2,504	—	(7,002)	115,010	(30)	107,978	110,482	—	110,482	—	(554)	9,097	8,543
Fidelity VIP Freedom 2010 (GrandMaster flex3)	(12)	164	46	198	—	—	—	—	—	198	7,642	7,840	—	—	—	—
Fidelity VIP Freedom 2010 (GrandMaster)	—	430	7	437	—	(505)	14	(24)	(515)	(78)	15,501	15,423	—	(42)	2	(40)
Fidelity VIP Freedom 2010 (Pinnacle)	45	1,726	949	2,720	—	—	—	—	—	2,720	96,965	99,685	—	—	—	—
Fidelity VIP Freedom 2010 (Pinnacle IV)	(2,802)	59,362	(47,856)	8,704	—	(443,691)	(6)	(113)	(443,810)	(435,106)	710,374	275,268	—	(35,941)	(19)	(35,960)
Fidelity VIP Freedom 2010 (Pinnacle Plus)	147	56	34	237	—	—	14,688	(7)	14,681	14,918	—	14,918	—	(1)	1,202	1,201
Fidelity VIP Freedom 2010 (Pinnacle V)	(2,455)	51,786	(28,003)	21,328	45,506	(160,924)	(122)	(2,171)	(117,711)	(96,383)	886,177	789,794	3,619	(13,203)	(11)	(9,595)
Fidelity VIP Freedom 2015 (AdvantEdge)	(282)	3,270	1,159	4,147	—	—	(76)	(283)	(359)	3,788	148,953	152,741	—	(22)	(6)	(28)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2015 (AnnuiChoice II)	$54	$282	$276	$612	$—	$(545)	$134	$—	$(411)	$201	$19,404	$19,605	—	(44)	11	(33)
Fidelity VIP Freedom 2015 (GrandMaster flex3)	(12)	144	84	216	—	—	—	—	—	216	7,645	7,861	—	—	—	—
Fidelity VIP Freedom 2015 (Pinnacle IV)	(334)	35,642	(23,706)	11,602	—	(105,980)	—	(32)	(106,012)	(94,410)	472,100	377,690	—	(8,612)	—	(8,612)
Fidelity VIP Freedom 2015 (Pinnacle Plus)	278	8,421	(6,058)	2,641	—	(18,628)	11,059	(88)	(7,657)	(5,016)	86,914	81,898	—	(1,527)	930	(597)
Fidelity VIP Freedom 2015 (Pinnacle V)	(933)	29,140	(10,128)	18,079	45,506	(63,418)	174	(1,419)	(19,157)	(1,078)	675,577	674,499	3,634	(5,286)	15	(1,637)
Fidelity VIP Freedom 2020 (AdvantEdge)	(2)	28	13	39	—	—	(1)	(22)	(23)	16	1,335	1,351	—	(2)	—	(2)
Fidelity VIP Freedom 2020 (AnnuiChoice II)	226	1,025	1,138	2,389	21,007	—	—	(5)	21,002	23,391	39,860	63,251	1,745	—	(1)	1,744
Fidelity VIP Freedom 2020 (GrandMaster)	22	156	63	241	1,725	—	—	(8)	1,717	1,958	7,256	9,214	139	(1)	1	139
Fidelity VIP Freedom 2020 (Pinnacle IV)	(94)	7,600	5,488	12,994	—	(138)	—	(30)	(168)	12,826	421,951	434,777	—	(14)	—	(14)
Fidelity VIP Freedom 2020 (Pinnacle Plus)	(60)	621	(83)	478	—	(1,421)	—	—	(1,421)	(943)	17,963	17,020	—	(120)	—	(120)
Fidelity VIP Freedom 2020 (Pinnacle V)	(658)	42,792	(36,560)	5,574	—	(125,332)	27,160	(441)	(98,613)	(93,039)	296,634	203,595	—	(10,701)	2,294	(8,407)
Fidelity VIP Freedom 2025 (Advantedge)	(3)	34	11	42	—	—	(8)	(22)	(30)	12	1,346	1,358	—	(2)	—	(2)
Fidelity VIP Freedom 2025 (Pinnacle IV)	—	191	89	280	1,035	—	1,041	(10)	2,066	2,346	6,355	8,701	83	(1)	85	167
Fidelity VIP Freedom 2025 (Pinnacle V)	(186)	17,124	(3,656)	13,282	109,566	(40,938)	11,275	(1,651)	78,252	91,534	359,905	451,439	8,814	(3,392)	936	6,358
Fidelity VIP Freedom 2030 (Pinnacle IV)	(2)	69	32	99	—	—	—	(15)	(15)	84	3,060	3,144	—	(1)	—	(1)
Fidelity VIP Freedom 2030 (Pinnacle Plus Reduced M&E)	255	168	897	1,320	—	—	22,056	—	22,056	23,376	—	23,376	—	—	1,641	1,641
Fidelity VIP Freedom 2030 (Pinnacle Plus)	160,092	202,401	640,476	1,002,969	—	(479,531)	16,166,214	(215)	15,686,468	16,689,437	3,431	16,692,868	—	(39,559)	1,409,158	1,369,599
Fidelity VIP Freedom 2030 (Pinnacle V)	(372)	4,422	1,347	5,397	—	(2,550)	—	(44)	(2,594)	2,803	173,256	176,059	—	(215)	—	(215)
Fidelity VIP Growth (AnnuiChoice II)	(3,682)	35,499	(2,217)	29,600	21,487	(48,539)	64,386	(698)	36,636	66,236	294,880	361,116	1,228	(2,791)	3,700	2,137
Fidelity VIP Growth (GrandMaster)	(7,690)	36,260	23,818	52,388	4,868	(69,461)	3,797	(136)	(60,932)	(8,544)	575,118	566,574	339	(4,699)	239	(4,121)
Fidelity VIP Growth (AdvantEdge)	(1,724)	17,489	(5,666)	10,099	—	(34,128)	—	(94)	(34,222)	(24,123)	118,116	93,993	—	(2,452)	—	(2,452)
Fidelity VIP Growth (AnnuiChoice)	(1,021)	5,666	4,878	9,523	—	(13,938)	19,992	(47)	6,007	15,530	77,401	92,931	—	(815)	1,273	458
Fidelity VIP Growth (GrandMaster flex3)	(1,246)	18,523	(9,777)	7,500	—	(28,233)	9,096	(57)	(19,194)	(11,694)	81,736	70,042	—	(1,512)	511	(1,001)
Fidelity VIP Growth (IQ3)	(1,878)	5,878	7,414	11,414	400	(9,419)	5,023	(104)	(4,100)	7,314	128,471	135,785	32	(800)	395	(373)
Fidelity VIP Growth (Pinnacle)	(1,590)	5,503	(18,178)	(14,265)	200	(10,809)	19,835	(19)	9,207	(5,058)	84,353	79,295	14	(740)	(126)	(852)
Fidelity VIP Growth (Pinnacle IV)	(7,634)	48,935	4,939	46,240	134	(69,451)	17,625	(232)	(51,924)	(5,684)	540,803	535,119	8	(4,231)	974	(3,249)
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	(263)	944	423	1,104	—	(23,473)	33,668	(61)	10,134	11,238	2,776	14,014	—	(1,366)	1,980	614
Fidelity VIP Growth (Pinnacle Plus)	(7,064)	77,903	(50,584)	20,255	—	(11,602)	(31,177)	(85)	(42,864)	(22,609)	411,425	388,816	—	(613)	(2,497)	(3,110)
Fidelity VIP Growth (Pinnacle V)	(7,824)	54,429	1,876	48,481	230	(33,401)	(72,964)	(1,591)	(107,726)	(59,245)	520,185	460,940	16	(2,425)	(4,790)	(7,199)
Fidelity VIP High Income (AdvantEdge)	(3,647)	2,602	14,664	13,619	—	(18,537)	(573,846)	(186)	(592,569)	(578,950)	622,436	43,486	—	(1,279)	(39,209)	(40,488)
Fidelity VIP High Income (AnnuiChoice II)	5,993	47	(7,986)	(1,946)	14,422	(4,606)	47,970	(27)	57,759	55,813	65,758	121,571	916	(304)	3,094	3,706
Fidelity VIP High Income (AnnuiChoice)	10,565	464	(11,333)	(304)	—	(1,713)	21,649	(286)	19,650	19,346	200,941	220,287	—	(91)	996	905
Fidelity VIP High Income (GrandMaster flex3)	(9,668)	10,158	40,980	41,470	—	(336,906)	(1,342,796)	(55)	(1,679,757)	(1,638,287)	1,748,959	110,672	—	(17,123)	(68,706)	(85,829)
Fidelity VIP High Income (IQ3)	(44,559)	20,686	181,874	158,001	166,277	(518,900)	(6,500,209)	(1,096)	(6,853,928)	(6,695,927)	6,975,986	280,059	9,431	(29,695)	(370,044)	(390,308)
Fidelity VIP High Income (Pinnacle)	1,788	790	(2,721)	(143)	—	(10,151)	4,009	(1)	(6,143)	(6,286)	48,327	42,041	—	(588)	227	(361)
Fidelity VIP High Income (Pinnacle IV)	8,937	14,171	(18,340)	4,768	114	(176,274)	(133,789)	(113)	(310,062)	(305,294)	557,132	251,838	6	(8,971)	(6,790)	(15,755)
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	(248)	546	(72)	226	—	(35,692)	7,675	(17)	(28,034)	(27,808)	28,782	974	—	(2,907)	613	(2,294)
Fidelity VIP High Income (Pinnacle Plus)	5,937	3,871	(8,966)	842	476	(102,748)	(6,633)	(256)	(109,161)	(108,319)	279,260	170,941	27	(5,764)	(360)	(6,097)
Fidelity VIP High Income (Pinnacle V)	15,155	537	(17,601)	(1,909)	120	(23,830)	(16,248)	(247)	(40,205)	(42,114)	450,980	408,866	9	(1,747)	(1,177)	(2,915)
Fidelity VIP II Index 500 (Pinnacle)	3,254	35,379	38,972	77,605	2,813	(72,373)	222,860	(351)	152,949	230,554	507,477	738,031	215	(5,503)	17,204	11,916
Fidelity VIP II Index 500 (Pinnacle IV)	3,981	377,770	(77,651)	304,100	1,448	(778,877)	802,696	(680)	24,587	328,687	2,551,576	2,880,263	113	(59,710)	61,811	2,214
Fidelity VIP II Index 500 (Pinnacle V)	10,420	388,502	116,106	515,028	788,977	(221,487)	602,874	(16,750)	1,153,614	1,668,642	4,037,415	5,706,057	61,503	(18,450)	43,822	86,875
Fidelity VIP Index 500 (AdvantEdge)	(679)	78,529	25,495	103,345	107,744	(50,230)	(17,735)	(5,037)	34,742	138,087	903,604	1,041,691	7,449	(3,781)	(1,453)	2,215
Fidelity VIP Index 500 (AnnuiChoice II)	5,721	52,059	45,029	102,809	90,645	(86,054)	363,675	(3,038)	365,228	468,037	675,640	1,143,677	6,461	(6,383)	26,496	26,574
Fidelity VIP Index 500 (AnnuiChoice)	1,729	11,790	30,005	43,524	—	(17,054)	12,426	(334)	(4,962)	38,562	348,973	387,535	—	(1,006)	798	(208)
Fidelity VIP Index 500 (Grandmaster flex3)	(32)	25,373	15,942	41,283	—	(53,184)	45,830	(212)	(7,566)	33,717	367,630	401,347	—	(4,035)	3,420	(615)
Fidelity VIP Index 500 (Grandmaster)	17,259	75,662	151,587	244,508	8,177	(117,443)	1,192,430	(509)	1,082,655	1,327,163	1,228,217	2,555,380	614	(8,879)	90,743	82,478
Fidelity VIP Index 500 (IQ3)	351	6,936	82,268	89,555	—	(27,233)	71,633	(266)	44,134	133,689	720,010	853,699	—	(1,806)	4,921	3,115
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	3,140	7,608	46,519	57,267	—	(74,125)	465,918	(139)	391,654	448,921	104,493	553,414	—	(4,421)	28,839	24,418
Fidelity VIP Index 500 (Pinnacle Plus)	(696)	199,299	(87,286)	111,317	476	(157,673)	(85,150)	(522)	(242,869)	(131,552)	1,210,707	1,079,155	26	(8,167)	(4,939)	(13,080)
Fidelity VIP Investment Grade Bond (AdvantEdge)	3,562	(1,626)	27,572	29,508	63,605	(28,375)	22,119	(4,567)	52,782	82,290	727,236	809,526	5,137	(2,670)	1,818	4,285
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	7,172	3,428	12,246	22,846	144,538	(21,962)	92,638	(2,423)	212,791	235,637	463,230	698,867	10,795	(1,821)	6,962	15,936
Fidelity VIP Investment Grade Bond (AnnuiChoice)	2,105	12	7,230	9,347	—	(1,918)	98	(255)	(2,075)	7,272	205,517	212,789	—	(132)	6	(126)
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	(236)	(2,460)	7,734	5,038	23,273	(62,955)	(27,100)	(64)	(66,846)	(61,808)	146,743	84,935	1,703	(4,619)	(2,037)	(4,953)
Fidelity VIP Investment Grade Bond (GrandMaster)	2,325	(4,830)	19,451	16,946	9,768	(44,730)	(53,590)	(89)	(88,641)	(71,695)	466,223	394,528	765	(3,527)	(4,297)	(7,059)
Fidelity VIP Investment Grade Bond (IQ3)	1,663	9,402	9,080	20,145	—	(107,772)	(6,761)	(473)	(115,006)	(94,861)	516,107	421,246	—	(6,808)	(418)	(7,226)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (Pinnacle)	$1,004	$(1,354)	$8,178	$7,828	$13	$(11,355)	$3,674	$(94)	$(7,762)	$66	$185,765	$185,831	1	(831)	277	(553)
Fidelity VIP Investment Grade Bond (Pinnacle IV)	2,502	(8,768)	55,546	49,280	3,461	(351,886)	(9,193)	(318)	(357,936)	(308,656)	1,303,255	994,599	256	(25,828)	(643)	(26,215)
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	256	(22)	1,058	1,292	—	(1,290)	—	(8)	(1,298)	(6)	29,452	29,446	—	(94)	—	(94)
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	509	1,249	1,922	3,680	792	(49,588)	85,749	(146)	36,807	40,487	40,728	81,215	74	(4,565)	8,013	3,522
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	(172)	(8,840)	14,282	5,270	714	(57,227)	(85,701)	(145)	(142,359)	(137,089)	215,399	78,310	54	(4,366)	(6,525)	(10,837)
Fidelity VIP Investment Grade Bond (Pinnacle V)	35,064	879	192,767	228,710	1,273,075	(453,499)	88,411	(28,618)	879,369	1,108,079	5,437,162	6,545,241	101,006	(38,213)	7,029	69,822
Fidelity VIP Mid Cap (AdvantEdge)	(16,761)	51,765	(842)	34,162	2,275	(153,351)	(6,935)	(3,607)	(161,618)	(127,456)	853,486	726,030	153	(10,154)	(704)	(10,705)
Fidelity VIP Mid Cap (AnnuiChoice II)	(6,309)	16,057	16,872	26,620	13,668	(18,925)	27,849	(308)	22,284	48,904	547,243	596,147	795	(1,116)	1,602	1,281
Fidelity VIP Mid Cap (AnnuiChoice)	(3,212)	14,183	5,917	16,888	—	(68,608)	(5,079)	(311)	(73,998)	(57,110)	352,415	295,305	—	(2,017)	(148)	(2,165)
Fidelity VIP Mid Cap (GrandMaster flex3)	(5,833)	41,500	(21,401)	14,266	180	(114,412)	(39,668)	(184)	(154,084)	(139,818)	441,973	302,155	6	(3,779)	(1,341)	(5,114)
Fidelity VIP Mid Cap (Grandmaster)	(5,460)	12,137	12,109	18,786	920	(3,311)	9,338	(77)	6,870	25,656	401,301	426,957	36	(134)	373	275
Fidelity VIP Mid Cap (IQ Annuity)	(15,109)	34,530	28,169	47,590	623	(156,178)	39,175	(250)	(116,630)	(69,040)	1,081,248	1,012,208	20	(5,045)	1,289	(3,736)
Fidelity VIP Mid Cap (Pinnacle)	(6,255)	21,148	7,550	22,443	4,850	(47,319)	(17,799)	(188)	(60,456)	(38,013)	488,337	450,324	324	(3,127)	(1,162)	(3,965)
Fidelity VIP Mid Cap (Pinnacle IV)	(22,802)	327,449	(243,294)	61,353	12,045	(820,814)	(21,960)	(1,021)	(831,750)	(770,397)	2,064,672	1,294,275	402	(26,664)	(682)	(26,944)
Fidelity VIP Mid Cap (Pinnacle II Reduced M&E)	(22)	63	42	83	—	—	(125)	(2)	(127)	(44)	1,777	1,733	—	—	(8)	(8)
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	(4,169)	10,765	12,409	19,005	637	(40,013)	497,782	(634)	457,772	476,777	70,641	547,418	48	(2,853)	35,268	32,463
Fidelity VIP Mid Cap (Pinnacle Plus)	(25,461)	255,586	(214,293)	15,832	1,724	(162,253)	(1,825,546)	(823)	(1,986,898)	(1,971,066)	2,610,369	639,303	58	(5,593)	(61,938)	(67,473)
Fidelity VIP Mid Cap (Pinnacle V)	(32,933)	132,393	(8,642)	90,818	61,243	(254,620)	(45,238)	(4,612)	(243,227)	(152,409)	2,240,752	2,088,343	4,241	(18,025)	(3,046)	(16,830)
Fidelity VIP Overseas (AdvantEdge)	(1,760)	5,366	(42,261)	(38,655)	19,522	(10,689)	23,050	(2,820)	29,063	(9,592)	386,381	376,789	1,973	(1,374)	2,431	3,030
Fidelity VIP Overseas (AnnuiChoice II)	(41)	8,948	(29,573)	(20,666)	(4,163)	(6,819)	6,493	(641)	(5,130)	(25,796)	228,872	203,076	(309)	(656)	567	(398)
Fidelity VIP Overseas (AnnuiChoice)	116	6,567	(26,644)	(19,961)	—	(26,708)	150	(253)	(26,811)	(46,772)	234,763	187,991	—	(1,510)	11	(1,499)
Fidelity VIP Overseas (GrandMaster flex3)	(727)	15,743	(28,086)	(13,070)	—	(18,703)	(3,016)	(120)	(21,839)	(34,909)	140,408	105,499	—	(1,225)	(224)	(1,449)
Fidelity VIP Overseas (GrandMaster)	(3,285)	24,958	(80,475)	(58,802)	9,611	(38,151)	(496,118)	(276)	(524,934)	(583,736)	793,834	210,098	1,011	(3,914)	(52,848)	(55,751)
Fidelity VIP Overseas (IQ3)	(1,415)	13,497	(51,739)	(39,657)	1,973	(20,759)	7,376	(153)	(11,563)	(51,220)	422,891	371,671	143	(1,581)	611	(827)
Fidelity VIP Overseas (Pinnacle)	(2,241)	18,088	(69,251)	(53,404)	1,434	(103,489)	(74,674)	(329)	(177,058)	(230,462)	597,202	366,740	89	(6,461)	(5,199)	(11,571)
Fidelity VIP Overseas (Pinnacle IV)	(6,410)	190,394	(278,746)	(94,762)	385	(311,496)	(157,667)	(575)	(469,353)	(564,115)	1,031,178	467,063	24	(19,944)	(11,415)	(31,335)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	115	5	(2,507)	(2,387)	—	(2,500)	35,154	(72)	32,582	30,195	7,799	37,994	—	(206)	2,834	2,628
Fidelity VIP Overseas (Pinnacle Plus)	(2,931)	77,240	(114,892)	(40,583)	1,905	(65,706)	(119,679)	(323)	(183,803)	(224,386)	461,901	237,515	98	(3,536)	(6,541)	(9,979)
Fidelity VIP Overseas (Pinnacle V)	(5,545)	92,972	(200,929)	(113,502)	105,560	(138,202)	(40,373)	(1,487)	(74,502)	(188,004)	1,153,057	965,053	11,110	(14,958)	(4,762)	(8,610)
Fidelity VIP Target Volatility (AdvantEdge)*	141	501	625	1,267	—	—	21,760	—	21,760	23,027	—	23,027	—	—	2,151	2,151
Fidelity VIP Target Volatility (Pinnacle V)*	(1,103)	29,553	467	28,917	49,149	(510,820)	492,732	(1,147)	29,914	58,831	—	58,831	4,838	(47,853)	48,506	5,491
Non-Affiliated Class 1:
Franklin Growth and Income VIP Fund (Pinnacle)	31,792	32,232	128,763	192,787	—	(227,460)	(48,903)	(981)	(277,344)	(84,557)	2,585,407	2,500,850	—	(11,309)	(2,385)	(13,694)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	134	26	556	716	—	—	—	(9)	(9)	707	8,755	9,462	—	—	—	—
Franklin Income VIP Fund (Pinnacle)	202,304	15,932	(30,112)	188,124	9,581	(490,454)	(110,919)	(1,430)	(593,222)	(405,098)	5,448,025	5,042,927	400	(20,676)	(5,108)	(25,384)
Franklin Income VIP Fund (Pinnacle II Reduced M&E)	10,802	304	(1,306)	9,800	—	—	—	(7)	(7)	9,793	260,031	269,824	—	—	—	—
JP Morgan IT Mid Cap Value (AnnuiChoice)	(4)	106	146	248	—	—	—	(5)	(5)	243	1,787	2,030	—	—	—	—
JP Morgan IT Mid Cap Value (GrandMaster flex3)	(851)	19,267	(3,405)	15,011	—	(16,463)	(2,611)	(21)	(19,095)	(4,084)	119,747	115,663	—	(620)	(94)	(714)
JP Morgan IT Mid Cap Value (Grandmaster)	(449)	6,697	3,640	9,888	—	(3,270)	—	—	(3,270)	6,618	74,819	81,437	—	(124)	—	(124)
JP Morgan IT Mid Cap Value (IQ3)	(384)	3,561	4,027	7,204	—	(115)	—	(31)	(146)	7,058	53,671	60,729	—	(6)	—	(6)
JP Morgan IT Mid Cap Value (Pinnacle)	(607)	23,907	(9,607)	13,693	—	(27,817)	—	(13)	(27,830)	(14,137)	109,201	95,064	—	(1,020)	—	(1,020)
JP Morgan IT Mid Cap Value (Pinnacle IV)	(4,557)	87,676	(76)	83,043	—	(77,451)	—	(209)	(77,660)	5,383	678,151	683,534	—	(3,038)	(1)	(3,039)
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	(638)	4,871	12,349	16,582	—	(8,397)	137,552	(88)	129,067	145,649	43,505	189,154	—	(448)	7,687	7,239
JP Morgan IT Mid Cap Value (Pinnacle Plus)	(1,384)	121,363	(102,028)	17,951	—	(44,311)	(137,552)	(169)	(182,032)	(164,081)	249,406	85,325	—	(1,755)	(5,314)	(7,069)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	398	82	(342)	138	—	(237)	—	(1)	(238)	(100)	9,945	9,845	—	(10)	—	(10)
Morgan Stanley UIF Emerging Markets Debt (IQ3)	56	15	(52)	19	—	—	—	(4)	(4)	15	1,360	1,375	—	—	—	—
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	9,816	6,132	(12,453)	3,495	—	(9,405)	(8,538)	(56)	(17,999)	(14,504)	239,597	225,093	—	(314)	(317)	(631)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	3,080	4,681	(6,315)	1,446	—	(31,579)	—	(36)	(31,615)	(30,169)	100,014	69,845	—	(1,354)	—	(1,354)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	634	102	(486)	250	—	—	—	(6)	(6)	244	13,932	14,176	—	—	—	—
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	13	17	1,027	1,057	—	—	—	(8)	(8)	1,049	3,748	4,797	—	(1)	—	(1)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	130	1,671	5,495	7,296	—	(5,002)	—	(73)	(5,075)	2,221	27,773	29,994	—	(166)	—	(166)
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	(154)	4,826	24,103	28,775	—	(12,282)	—	(54)	(12,336)	16,439	106,605	123,044	—	(412)	—	(412)
Morgan Stanley UIF U.S. Real Estate (IQ3)	(104)	39	18,464	18,399	—	(24,757)	—	(48)	(24,805)	(6,406)	80,692	74,286	—	(896)	—	(896)
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	(768)	73,769	70,646	143,647	800	(66,447)	212,176	(227)	146,302	289,949	483,936	773,885	22	(1,716)	5,280	3,586
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	(134)	65,237	264,305	329,408	—	(199,133)	(1,270)	(178)	(200,581)	128,827	1,285,757	1,414,584	—	(6,597)	(43)	(6,640)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2:
Templeton Foreign VIP Fund (IQ Annuity)	$3,476	$8,079	$(52,800)	$(41,245)	$7,628	$(10,667)	$19,866	$(235)	$16,592	$(24,653)	$334,703	$310,050	322	(489)	1,004	837
Franklin Growth and Income VIP Fund (AdvantEdge)	1,145	3,374	6,053	10,572	—	(5,995)	(3,204)	(697)	(9,896)	676	146,711	147,387	—	(474)	(224)	(698)
Franklin Growth and Income VIP Fund (AnnuiChoice II)	2,033	2,005	11,591	15,629	11,815	(7,193)	77,900	(232)	82,290	97,919	165,351	263,270	831	(533)	5,427	5,725
Franklin Growth and Income VIP Fund (AnnuiChoice)	3,026	12,911	(31)	15,906	—	(40,441)	6,541	(170)	(34,070)	(18,164)	207,408	189,244	—	(1,947)	317	(1,630)
Franklin Growth and Income VIP Fund (GrandMaster flex3)	3,557	35,988	(14,565)	24,980	—	(85,076)	(7,646)	(145)	(92,867)	(67,887)	371,462	303,575	—	(4,395)	(381)	(4,776)
Franklin Growth and Income VIP Fund (Grandmaster)	7,388	144,800	(102,776)	49,412	4,119	(59,334)	(456,745)	(97)	(512,057)	(462,645)	1,216,684	754,039	212	(3,155)	(24,176)	(27,119)
Franklin Growth and Income VIP Fund (IQ Annuity)	8,628	1,713	53,126	63,467	400	(91,469)	(3,298)	(583)	(94,950)	(31,483)	896,872	865,389	21	(4,760)	(162)	(4,901)
Franklin Growth and Income VIP Fund (Pinnacle)	7,375	50,626	(4,001)	54,000	78,046	(110,668)	(44,312)	(168)	(77,102)	(23,102)	823,908	800,806	6,363	(8,979)	(4,166)	(6,782)
Franklin Growth and Income VIP Fund (Pinnacle IV)	18,458	196,256	(72,902)	141,812	3,765	(525,004)	(89,621)	(596)	(611,456)	(469,644)	2,380,668	1,911,024	196	(27,454)	(4,815)	(32,073)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	11	23	32	66	—	—	(82)	(1)	(83)	(17)	893	876	—	—	(7)	(7)
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)	4,041	6,664	6,906	17,611	—	(132,931)	136,907	(265)	3,711	21,322	167,072	188,394	—	(8,367)	8,858	491
Franklin Growth and Income VIP Fund (Pinnacle Plus)	3,483	117,304	(95,069)	25,718	1,905	(120,919)	(217,337)	(196)	(336,547)	(310,829)	696,191	385,362	108	(6,803)	(12,445)	(19,140)
Franklin Growth and Income VIP Fund (Pinnacle V)	9,010	104,719	(35,209)	78,520	60,265	(155,934)	(92,122)	(3,752)	(191,543)	(113,023)	1,213,168	1,100,145	5,125	(13,539)	(8,199)	(16,613)
Franklin Income VIP Fund (AdvantEdge)	9,346	8,670	(10,877)	7,139	40,000	(37,557)	65,868	(676)	67,635	74,774	295,252	370,026	2,883	(2,650)	4,575	4,808
Franklin Income VIP Fund (AnnuiChoice II)	21,925	7,642	(15,573)	13,994	20,319	(16,422)	131,776	(379)	135,294	149,288	529,973	679,261	1,299	(1,121)	8,643	8,821
Franklin Income VIP Fund (AnnuiChoice)	8,948	14,014	(13,190)	9,772	—	(49,071)	(6)	(181)	(49,258)	(39,486)	211,062	171,576	—	(1,977)	(1)	(1,978)
Franklin Income VIP Fund (GrandMaster flex3)	51,292	5,315	(6,218)	50,389	26,809	(326,859)	(12,904)	(682)	(313,636)	(263,247)	1,533,595	1,270,348	1,189	(14,483)	(607)	(13,901)
Franklin Income VIP Fund (Grandmaster)	55,509	75,172	(117,036)	13,645	1,725	(101,505)	78,162	(327)	(21,945)	(8,300)	953,472	945,172	74	(4,801)	3,022	(1,705)
Franklin Income VIP Fund (IQ Annuity)	41,342	2,598	(11,331)	32,609	48,175	(70,083)	28,846	(721)	6,217	38,826	1,105,420	1,144,246	2,081	(3,151)	1,272	202
Franklin Income VIP Fund (Pinnacle IV)	112,696	279,595	(291,564)	100,727	5,280	(1,022,003)	(32,484)	(638)	(1,049,845)	(949,118)	3,388,338	2,439,220	238	(44,818)	(2,241)	(46,821)
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)	10,670	6,097	(12,255)	4,512	669	(233,744)	315,236	(182)	81,979	86,491	210,141	296,632	52	(16,892)	22,719	5,879
Franklin Income VIP Fund (Pinnacle Plus)	100,133	38,945	(161,371)	(22,293)	476	(269,955)	(39,308)	(627)	(309,414)	(331,707)	940,907	609,200	25	(13,633)	(4,794)	(18,402)
Franklin Income VIP Fund (Pinnacle V)	188,016	70,328	(172,420)	85,924	815,419	(396,589)	2,046,432	(2,586)	2,462,676	2,548,600	4,713,095	7,261,695	63,059	(30,806)	157,881	190,134
Franklin Large Cap Growth VIP Fund (AdvantEdge)	(1,076)	16,151	5,538	20,613	10,096	(29,974)	(12,631)	(1,245)	(33,754)	(13,141)	216,563	203,422	699	(2,296)	(883)	(2,480)
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)	(283)	3,104	16,247	19,068	37,932	(2,473)	(1,665)	(414)	33,380	52,448	177,385	229,833	2,352	(192)	(107)	2,053
Franklin Large Cap Growth VIP Fund (AnnuiChoice)	47	421	7,405	7,873	—	(558)	1,794	(27)	1,209	9,082	68,905	77,987	—	(28)	89	61
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)	(34)	1,511	(175)	1,302	—	(3,949)	—	(16)	(3,965)	(2,663)	12,938	10,275	—	(207)	—	(207)
Franklin Large Cap Growth VIP Fund (Grandmaster)	(665)	50,214	(50,042)	(493)	5,714	(26,740)	(636,659)	(23)	(657,708)	(658,201)	694,770	36,569	304	(1,491)	(35,368)	(36,555)
Franklin Large Cap Growth VIP Fund (IQ Annuity)	(970)	1,635	27,135	27,800	—	(10,782)	69,263	(68)	58,413	86,213	215,227	301,440	—	(628)	3,798	3,170
Franklin Large Cap Growth VIP Fund (Pinnacle)	(1,026)	37,845	(45,315)	(8,496)	1,609	(42,515)	(126,547)	(66)	(167,519)	(176,015)	301,745	125,730	87	(2,159)	(8,335)	(10,407)
Franklin Large Cap Growth VIP Fund (Pinnacle IV)	(2,688)	145,030	(80,102)	62,240	—	(115,843)	(218,856)	(78)	(334,777)	(272,537)	873,384	600,847	—	(6,179)	(12,323)	(18,502)
Franklin Large Cap Growth VIP Fund (Pinnacle II Reduced M&E)	(2)	169	445	612	—	(578)	—	(4)	(582)	30	5,765	5,795	—	(30)	—	(30)
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)	(11)	199	7,205	7,393	—	(24,719)	86,510	(132)	61,659	69,052	5,479	74,531	—	(1,717)	5,961	4,244
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)	(1,214)	60,921	(46,913)	12,794	1,429	(19,432)	(251,662)	(126)	(269,791)	(256,997)	398,732	141,735	89	(1,222)	(15,828)	(16,961)
Franklin Large Cap Growth VIP Fund (Pinnacle V)	(4,796)	66,154	36,856	98,214	20,077	(45,091)	(104,012)	(2,931)	(131,957)	(33,743)	1,031,901	998,158	1,609	(3,873)	(8,815)	(11,079)
Franklin Mutual Shares VIP Fund (AdvantEdge)	5,010	124,495	(28,446)	101,059	107,824	(237,295)	(23,013)	(11,365)	(163,849)	(62,790)	1,788,013	1,725,223	8,504	(19,062)	(1,597)	(12,155)
Franklin Mutual Shares VIP Fund (AnnuiChoice II)	4,909	14,603	3,606	23,118	174,728	(16,787)	140,948	(1,905)	296,984	320,102	337,615	657,717	12,572	(1,390)	10,338	21,520
Franklin Mutual Shares VIP Fund (AnnuiChoice)	2,387	9,191	3,493	15,071	—	(17,772)	—	(332)	(18,104)	(3,033)	246,194	243,161	—	(786)	—	(786)
Franklin Mutual Shares VIP Fund (GrandMaster flex3)	3,651	23,106	19,675	46,432	24,434	(198,096)	(15,244)	(332)	(189,238)	(142,806)	880,024	737,218	1,140	(9,322)	(763)	(8,945)
Franklin Mutual Shares VIP Fund (IQ Advisor Standard)	163	75	473	711	—	—	—	—	—	711	10,962	11,673	—	—	—	—
Franklin Mutual Shares VIP Fund (IQ Annuity)	3,816	18,706	(4,226)	18,296	4,900	(7,372)	(11,412)	(239)	(14,123)	4,173	296,217	300,390	225	(364)	(432)	(571)
Franklin Mutual Shares VIP Fund (Pinnacle)	3,398	28,746	1,398	33,542	11,675	(40,345)	(29,779)	(161)	(58,610)	(25,068)	591,360	566,292	553	(1,885)	(1,350)	(2,682)
Franklin Mutual Shares VIP Fund (Pinnacle IV)	6,602	318,579	(248,279)	76,902	1,410	(491,541)	(298,295)	(551)	(788,977)	(712,075)	1,891,007	1,178,932	67	(23,313)	(14,596)	(37,842)
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)	6	27	15	48	—	—	(77)	(1)	(78)	(30)	870	840	—	—	(4)	(4)
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)	1,192	4,808	(1,075)	4,925	—	(131,095)	142,357	(80)	11,182	16,107	69,887	85,994	—	(8,611)	9,392	781
Franklin Mutual Shares VIP Fund (Pinnacle Plus)	13,477	270,187	(265,055)	18,609	1,010	(124,408)	(1,337,192)	(391)	(1,460,981)	(1,442,372)	1,859,476	417,104	54	(6,682)	(73,042)	(79,670)
Franklin Mutual Shares VIP Fund (Pinnacle V)	19,951	104,962	70,293	195,206	626,169	(151,587)	(42,466)	(13,584)	418,532	613,738	3,401,217	4,014,955	55,629	(14,577)	(4,038)	37,014
Franklin Mutual Shares VIP Fund(Grandmaster)	2,987	16,310	6,268	25,565	—	(27,384)	(2,029)	(77)	(29,490)	(3,925)	467,702	463,777	—	(1,507)	113	(1,394)
Franklin Small Cap Value VIP Fund (AdvantEdge)	(917)	15,161	(15,103)	(859)	400	(6,865)	(20,502)	(300)	(27,267)	(28,126)	104,768	76,642	25	(435)	(1,264)	(1,674)
Franklin Small Cap Value VIP Fund (Annuichoice II)	(216)	6,968	(7,084)	(332)	(7,050)	(3,541)	205	(72)	(10,458)	(10,790)	49,490	38,700	(500)	(255)	16	(739)
Franklin Small Cap Value VIP Fund (Annuichoice)	(98)	2,751	(2,787)	(134)	—	(1,536)	—	(29)	(1,565)	(1,699)	26,586	24,887	—	(110)	—	(110)
Franklin Small Cap Value VIP Fund (Grandmaster)	(1,549)	30,732	(36,760)	(7,577)	—	(7,716)	(48,045)	(14)	(55,775)	(63,352)	220,138	156,786	—	(562)	(3,844)	(4,406)
Franklin Small Cap Value VIP Fund (Grandmaster flex3)	(287)	13,455	(13,474)	(306)	—	(17,619)	(7,896)	(13)	(25,528)	(25,834)	47,383	21,549	—	(1,265)	(577)	(1,842)
Franklin Small Cap Value VIP Fund (IQ Annuuity)	676	23,494	(24,909)	(739)	3,261	(24,244)	67,325	(52)	46,290	45,551	150,825	196,376	229	(1,873)	5,023	3,379
Franklin Small Cap Value VIP Fund (Pinnacle Plus Reduced M&E)	(17)	563	(489)	57	—	(3,926)	11,958	(2)	8,030	8,087	—	8,087	—	(234)	715	481
Franklin Small Cap Value VIP Fund (Pinnacle Plus)	(1,902)	41,682	(56,070)	(16,290)	—	(16,970)	(152,179)	(29)	(169,178)	(185,468)	254,433	68,965	—	(1,302)	(12,088)	(13,390)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value VIP Fund (Pinnacle)	$(1,266)	$16,816	$(16,984)	$(1,434)	$—	$(5,227)	$6,959	$(37)	$1,695	$261	$171,820	$172,081	—	(385)	500	115
Franklin Small Cap Value VIP Fund (Pinnacle IV)	(2,095)	173,591	(180,536)	(9,040)	—	(45,084)	(352,548)	(34)	(397,666)	(406,706)	547,502	140,796	—	(3,291)	(25,667)	(28,958)
Franklin Small Cap Value VIP Fund (Pinnacle V)	(3,389)	53,104	(54,810)	(5,095)	10,236	(26,021)	17,204	(458)	961	(4,134)	379,134	375,000	714	(1,929)	1,186	(29)
Invesco VI American Franchise (AdvantEdge)	(213)	290	775	852	—	—	(391)	(119)	(510)	342	13,150	13,492	—	(8)	(23)	(31)
Invesco VI American Franchise (AnnuiChoice II)	(150)	357	702	909	—	(83)	4,986	(75)	4,828	5,737	10,860	16,597	—	(9)	278	269
Invesco VI American Franchise (GrandMaster flex3)	(188)	19	1,451	1,282	—	—	11,578	—	11,578	12,860	—	12,860	—	—	575	575
Invesco VI American Franchise (Grandmaster)	(193)	5,370	(4,259)	918	—	(79)	(17,198)	—	(17,277)	(16,359)	21,828	5,469	—	(4)	(773)	(777)
Invesco VI American Franchise (Pinnacle Plus Reduced M&E)	(15)	78	33	96	—	(2,129)	4,421	(1)	2,291	2,387	—	2,387	—	(130)	276	146
Invesco VI American Franchise (Pinnacle Plus)	(791)	6,591	(3,453)	2,347	—	(2,664)	58,553	(65)	55,824	58,171	48,305	106,476	—	(145)	2,959	2,814
Invesco VI Comstock (AdvantEdge)	(1,171)	6,358	10,864	16,051	18,474	(9,412)	1,408	(880)	9,590	25,641	202,701	228,342	1,276	(697)	116	695
Invesco VI Comstock (AnnuiChoice II)	342	8,044	4,892	13,278	81,337	(6,977)	113,586	(688)	187,258	200,536	102,218	302,754	5,257	(515)	7,424	12,166
Invesco VI Comstock (AnnuiChoice)	71	701	4,249	5,021	—	(1,053)	20,744	(1)	19,690	24,711	30,674	55,385	—	(44)	924	880
Invesco VI Comstock (GrandMaster flex3)	(548)	1,729	8,407	9,588	—	(990)	11,578	(23)	10,565	20,153	108,835	128,988	—	(45)	556	511
Invesco VI Comstock (Grandmaster)	(420)	18,920	(7,245)	11,255	—	(61,262)	36,568	(57)	(24,751)	(13,496)	205,932	192,436	—	(4,790)	3,585	(1,205)
Invesco VI Comstock (IQ Annuity)	(88)	213	1,702	1,827	—	—	—	(19)	(19)	1,808	24,299	26,107	—	(1)	—	(1)
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	220	6,503	(468)	6,255	—	(59,031)	34,398	(30)	(24,663)	(18,408)	94,765	76,357	—	(3,482)	2,005	(1,477)
Invesco VI Comstock (Pinnacle Plus)	(9,454)	308,600	(263,837)	35,309	1,010	(52,461)	(1,402,496)	(250)	(1,454,197)	(1,418,888)	1,486,521	67,633	51	(2,670)	(68,900)	(71,519)
Invesco VI American Value (AdvantEdge)	(9,817)	196,559	(150,808)	35,934	1,625	(202,205)	1,232	(2,333)	(201,681)	(165,747)	564,888	399,141	100	(12,905)	(68)	(12,873)
Invesco VI American Value (AnnuiChoice II)	(1,077)	18,382	(9,131)	8,174	38,553	(7,414)	83,354	(261)	114,232	122,406	87,365	209,771	2,316	(476)	5,031	6,871
Invesco VI American Value (AnnuiChoice)	(93)	3,992	(2,617)	1,282	—	(1,060)	(15,531)	(32)	(16,623)	(15,341)	18,130	2,789	—	(70)	(925)	(995)
Invesco VI American Value (Grandmaster flex3)	(167)	2,075	(1,567)	341	—	(1,307)	(8,325)	(23)	(9,655)	(9,314)	9,314	—	—	(86)	(529)	(615)
Invesco VI American Value (Grandmaster)	(6,116)	6,782	(3,816)	(3,150)	—	(41,165)	44,883	(321)	3,397	247	28,285	28,532	—	(2,653)	2,531	(122)
Invesco VI American Value (IQ Annuity)	(263)	4,292	(74)	3,955	—	(20,294)	93,736	(2)	73,440	77,395	34,710	112,105	—	(1,417)	5,960	4,543
Invesco VI American Value (Pinnacle Plus Reduced M&E)	(242)	1,396	106	1,260	—	(5,320)	30,193	(28)	24,845	26,105	6,654	32,759	—	(2,618)	4,051	1,433
Invesco VI American Value (Pinnacle Plus)	(16,497)	488,309	(445,564)	26,248	1,248	(106,048)	(1,459,561)	(282)	(1,564,643)	(1,538,395)	1,791,085	252,690	82	(6,979)	(96,589)	(103,486)
Invesco VI American Franchise (Pinnacle)	(283)	563	1,064	1,344	—	(3,152)	2,149	(20)	(1,023)	321	20,573	20,894	—	(143)	97	(46)
Invesco VI American Franchise (Pinnacle IV)	(2,334)	11,049	1,442	10,157	—	(22,935)	(1,147)	(36)	(24,118)	(13,961)	165,603	151,642	—	(1,043)	(55)	(1,098)
Invesco VI American Franchise (Pinnacle V)	(1,952)	10,551	(137)	8,462	—	(18,430)	12,628	(199)	(6,001)	2,461	121,141	123,602	—	(1,231)	884	(347)
Invesco VI Comstock (Pinnacle)	(441)	69,185	(59,948)	8,796	—	(88,228)	(320,302)	(24)	(408,554)	(399,758)	488,922	89,164	—	(3,715)	(14,321)	(18,036)
Invesco VI Comstock (Pinnacle IV)	(1,330)	82,547	(51,976)	29,241	140	(129,590)	(1,855)	(76)	(131,381)	(102,140)	414,176	312,036	6	(5,494)	(79)	(5,567)
Invesco VI Comstock (Pinnacle II Reduced M&E)	—	81	90	171	—	(227)	—	(1)	(228)	(57)	2,295	2,238	—	—	(10)	(10)
Invesco VI Comstock (Pinnacle V)	(3,052)	53,807	13,611	64,366	367,111	(28,916)	(35,433)	(4,505)	298,257	362,623	640,610	1,003,233	29,287	(2,589)	(2,749)	23,949
Invesco VI International Growth Class II (Advantedge)	(240)	1,568	(2,619)	(1,291)	4,712	(5,381)	3,573	(197)	2,707	1,416	100,578	101,994	430	(494)	332	268
Invesco VI International Growth Class II (IQ Advisor Enhanced)	727	940	(4,347)	(2,680)	42,878	(856)	90,220	(130)	132,112	129,432	34,372	163,804	3,744	(88)	7,981	11,637
Invesco VI International Growth Class II (Pinnacle Plus)	392	897	(4,024)	(2,735)	—	(2,492)	47,935	—	45,443	42,708	37,918	80,626	—	(223)	4,124	3,901
Invesco VI International Growth Class II (Pinnacle)	(98)	10,185	(12,076)	(1,989)	—	(29,176)	16,595	(46)	(12,627)	(14,616)	95,090	80,474	—	(2,650)	1,442	(1,208)
Invesco VI International Growth Class II (Pinnacle V)	281	9,643	(19,234)	(9,310)	175,860	(12,544)	63,303	(1,542)	225,077	215,767	256,458	472,225	15,662	(1,242)	5,556	19,976
Invesco VI American Value II (Pinnacle V)	(7,073)	133,988	(100,120)	26,795	115,861	(45,663)	(30,684)	(1,669)	37,845	64,640	379,300	443,940	7,354	(3,023)	(2,179)	2,152
Invesco VI American Value II (Pinnacle)	(2,072)	10,739	(6,915)	1,752	—	(64,364)	8,981	(330)	(55,713)	(53,961)	75,432	21,471	—	(4,178)	552	(3,626)
Invesco VI American Value II (Pinnacle IV)	(6,791)	23,670	(13,431)	3,448	—	(86,550)	10,863	(220)	(75,907)	(72,459)	140,113	67,654	—	(5,623)	541	(5,082)
Templeton Foreign VIP (Pinnacle)	4,265	66,484	(103,681)	(32,932)	—	(37,314)	(38,070)	(234)	(75,618)	(108,550)	357,063	248,513	—	(1,691)	(1,464)	(3,155)
Templeton Foreign VIP (Pinnacle IV)	11,592	249,449	(403,707)	(142,666)	3,194	(273,226)	(17,671)	(460)	(288,163)	(430,829)	1,358,497	927,668	141	(12,424)	(689)	(12,972)
Templeton Foreign VIP (Pinnacle II Reduced M&E)	16	40	(304)	(248)	—	(209)	—	(1)	(210)	(458)	2,230	1,772	—	—	(9)	(9)
Templeton Foreign VIP (Pinnacle V)	8,321	94,349	(310,264)	(207,594)	249,067	(99,851)	69,965	(4,873)	214,308	6,714	1,507,873	1,514,587	23,213	(9,687)	6,789	20,315
Templeton Foreign VIP Fund (AnnuiChoice II)	1,882	1,253	(38,287)	(35,152)	14,789	(5,946)	79,427	(428)	87,842	52,690	222,061	274,751	1,122	(514)	6,143	6,751
Templeton Foreign VIP Fund (AnnuiChoice)	608	4,572	(14,078)	(8,898)	—	(10,363)	—	(74)	(10,437)	(19,335)	84,055	64,720	—	(433)	—	(433)
Templeton Foreign VIP Fund (AdvantEdge)	1,225	5,498	(68,355)	(61,632)	44,713	(24,666)	47,728	(2,548)	65,227	3,595	474,250	477,845	4,072	(2,380)	4,552	6,244
Templeton Foreign VIP Fund (GrandMaster flex3)	1,210	(4,177)	(46,031)	(48,998)	—	(24,864)	1,299	(262)	(23,827)	(72,825)	414,840	342,015	—	(1,116)	67	(1,049)
Templeton Foreign VIP Fund (Grandmaster)	11,063	30,612	(53,359)	(11,684)	—	(27,224)	16,542	(169)	(10,851)	(22,535)	141,627	119,092	—	(1,172)	924	(248)
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E)	1,360	(2,782)	(9,656)	(11,078)	—	(82,354)	89,175	(111)	6,710	(4,368)	82,290	77,922	—	(6,659)	7,158	499
Templeton Foreign VIP Fund (Pinnacle Plus)	3,610	108,411	(179,187)	(67,166)	714	(104,768)	(169,816)	(337)	(274,207)	(341,373)	763,863	422,490	35	(5,081)	(8,348)	(13,394)
Templeton Global Bond VIP Fund (Pinnacle)*	223	(21)	(1,548)	(1,346)	—	(1,707)	66,919	—	65,212	63,866	—	63,866	—	(63)	6,590	6,527
Templeton Global Bond VIP Fund (Grandmaster)*	226	(107)	(71)	48	—	(1,325)	—	(7)	(1,332)	(1,284)	7,470	6,186	—	(135)	—	(135)
Templeton Global Bond VIP Fund (GrandMaster flex3)*	1,655	123	(1,619)	159	—	(5,297)	—	(55)	(5,352)	(5,193)	52,028	46,835	—	(546)	—	(546)
Templeton Global Bond VIP Fund (Pinnacle V)*	454	(1)	(887)	(434)	—	(922)	52,879	—	51,957	51,523	—	51,523	—	(93)	5,367	5,274
Templeton Global Bond VIP Fund (Pinnacle IV)*	1,284	(420)	(3,090)	(2,226)	7,765	(806)	165,816	(7)	172,768	170,542	7,816	178,358	779	(82)	16,789	17,486

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Global Bond VIP Fund (AnnuiChoice II)*	$8,960	$(17)	$(12,700)	$(3,757)	$183,057	$(204)	$105,385	$(27)	$288,211	$284,454	$7,970	$292,424	18,326	(23)	10,663	28,966
Templeton Growth VIP Fund (AdvantEdge)	(271)	2,689	(6,749)	(4,331)	—	(5,170)	2,880	(631)	(2,921)	(7,252)	101,349	94,097	—	(491)	247	(244)
Templeton Growth VIP Fund (AnnuiChoice II)	289	4,482	(10,044)	(5,273)	1,337	(5,730)	16,201	(189)	11,619	6,346	90,831	97,177	104	(472)	1,198	830
Templeton Growth VIP Fund (AnnuiChoice)	115	71	(430)	(244)	—	—	20,807	(16)	20,791	20,547	6,661	27,208	—	(1)	1,011	1,010
Templeton Growth VIP Fund (GrandMaster flex3)	(824)	1,883	(20,453)	(19,394)	20,990	(149,126)	5,132	(213)	(123,217)	(142,611)	533,694	391,083	1,069	(7,540)	263	(6,208)
Templeton Growth VIP Fund (Grandmaster)	204	9,316	(17,691)	(8,171)	—	(14,462)	9,548	(6)	(4,920)	(13,091)	113,090	99,999	—	(731)	304	(427)
Templeton Growth VIP Fund (IQ Advisor Standard)	85	8	(479)	(386)	—	—	—	—	—	(386)	11,361	10,975	—	—	—	—
Templeton Growth VIP Fund (IQ Annuity)	(341)	23,559	(34,172)	(10,954)	—	(79,372)	(284)	(278)	(79,934)	(90,888)	332,421	241,533	—	(3,928)	(14)	(3,942)
Templeton Growth VIP Fund (Pinnacle)	(31)	1,645	(7,936)	(6,322)	—	(6,755)	316	(63)	(6,502)	(12,824)	159,728	146,904	—	(332)	16	(316)
Templeton Growth VIP Fund (Pinnacle IV)	(1,236)	91,751	(126,879)	(36,364)	380	(147,869)	(1,289)	(120)	(148,898)	(185,262)	975,770	790,508	19	(7,311)	(97)	(7,389)
Templeton Growth VIP Fund (Pinnacle II Reduced M&E)	29	36	(523)	(458)	—	—	—	(6)	(6)	(464)	11,794	11,330	—	—	—	—
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E)	443	108	(3,330)	(2,779)	—	(87,252)	133,028	(43)	45,733	42,954	8,006	50,960	—	(5,789)	8,865	3,076
Templeton Growth VIP Fund (Pinnacle Plus)	1,764	156,879	(272,884)	(114,241)	1,724	(137,848)	(1,103,021)	(206)	(1,239,351)	(1,353,592)	1,589,291	235,699	93	(7,593)	(65,575)	(73,075)
Templeton Growth VIP Fund (Pinnacle V)	(1,601)	23,296	(57,773)	(36,078)	42,937	(42,161)	14,394	(1,331)	13,839	(22,239)	834,538	812,299	4,101	(4,161)	1,451	1,391
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	6,589	2,023	(6,312)	2,300	—	(1,973)	943	(1,066)	(2,096)	204	166,255	166,459	—	(230)	85	(145)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	3,849	1,682	(4,545)	986	—	(10,656)	8,831	(103)	(1,928)	(942)	73,795	72,853	—	(800)	637	(163)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	4,341	801	(3,393)	1,749	—	—	—	(161)	(161)	1,588	93,689	95,277	—	(11)	—	(11)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	5,073	943	(4,382)	1,634	—	(436)	205	(3)	(234)	1,400	125,563	126,963	—	(33)	16	(17)
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	630	(1,140)	1,162	652	—	(14,787)	1,388	(1)	(13,400)	(12,748)	13,895	1,147	—	(638)	59	(579)
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	6,397	2,678	(6,800)	2,275	3,315	(12,661)	5,316	(155)	(4,185)	(1,910)	156,542	154,632	142	(574)	246	(186)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	3,035	122	(1,407)	1,750	14	(23,682)	(16,757)	(53)	(40,478)	(38,728)	96,755	58,027	1	(1,750)	(1,292)	(3,041)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	1,124	(184)	(3,132)	(2,192)	—	(61,473)	106,451	(31)	44,947	42,755	1,953	44,708	—	(5,368)	9,318	3,950
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	82,659	(102,019)	11,492	(7,868)	476	(130,932)	(18,321)	(334)	(149,111)	(156,979)	284,737	127,758	25	(6,637)	(1,828)	(8,440)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	15,397	4,495	(15,842)	4,050	299	(32,227)	31,111	(786)	(1,603)	2,447	385,762	388,209	22	(2,442)	2,224	(196)
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	(5,204)	4,770	(22,775)	(23,209)	400	(11,915)	6,836	(2,527)	(7,206)	(30,415)	405,995	375,580	46	(1,725)	956	(723)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	(340)	1,781	(5,685)	(4,244)	18,572	(4,660)	10,607	(145)	24,374	20,130	42,304	62,434	1,349	(356)	819	1,812
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	(660)	320	(4,966)	(5,306)	—	(1,066)	190	(102)	(978)	(6,284)	97,053	90,769	—	(33)	5	(28)
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	(2,191)	13,794	(20,827)	(9,224)	—	(35,482)	(10,742)	(111)	(46,335)	(55,559)	204,861	149,302	—	(1,067)	(325)	(1,392)
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	(4,120)	22,063	(46,035)	(28,092)	5,043	(29,938)	(213,961)	(165)	(239,021)	(267,113)	612,217	345,104	148	(894)	(6,530)	(7,276)
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	(4,044)	16,161	(33,008)	(20,891)	2,763	(19,613)	11,315	(201)	(5,736)	(26,627)	358,330	331,703	79	(623)	374	(170)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	(2,077)	3,064	(8,214)	(7,227)	1,547	(79,873)	(93,812)	(127)	(172,265)	(179,492)	314,221	134,729	47	(2,320)	(2,795)	(5,068)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	(8,666)	7,921	(39,889)	(40,634)	3,730	(306,153)	(300,294)	(449)	(603,166)	(643,800)	1,180,562	536,762	112	(9,164)	(9,211)	(18,263)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	(242)	1,479	(2,547)	(1,310)	—	(20,194)	53,427	(30)	33,203	31,893	4,883	36,776	—	(2,051)	5,599	3,548
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	(7,388)	12,783	(39,038)	(33,643)	238	(61,026)	(122,788)	(354)	(183,930)	(217,573)	657,622	440,049	9	(2,140)	(4,463)	(6,594)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	(11,915)	29,718	(75,853)	(58,050)	9,883	(84,948)	18,074	(2,557)	(59,548)	(117,598)	979,204	861,606	1,003	(9,133)	1,638	(6,492)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	504	3,324	9,241	13,069	—	(91,954)	152,284	(87)	60,243	73,312	13,417	86,729	—	(6,304)	10,679	4,375
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	(788)	257,322	28,677	285,211	2,201	(195,164)	(1,110,690)	(604)	(1,304,257)	(1,019,046)	1,650,707	631,661	90	(7,684)	(43,571)	(51,165)
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	(2,036)	27,122	46,774	71,860	8,531	(37,962)	10,923	(1,341)	(19,849)	52,011	263,021	315,032	660	(2,773)	778	(1,335)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	3	12,083	14,949	27,035	19,404	(32,660)	45,623	(212)	32,155	59,190	94,359	153,549	1,650	(2,883)	4,016	2,783
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	(51)	1,653	1,374	2,976	—	(946)	(13,610)	(29)	(14,585)	(11,609)	15,955	4,346	—	(97)	(1,252)	(1,349)
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	(248)	10,819	5,428	15,999	—	(5,149)	(12,167)	(48)	(17,364)	(1,365)	66,142	64,777	—	(524)	(1,182)	(1,706)
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	14	11,045	7,256	18,315	—	(30,202)	21,056	(24)	(9,170)	9,145	72,942	82,087	—	(1,010)	691	(319)
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	320	18,757	34,266	53,343	2,908	(9,696)	26,143	(117)	19,238	72,581	174,957	247,538	96	(326)	943	713
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	(1,189)	83,133	82,143	164,087	3,199	(130,027)	(135,026)	(386)	(262,240)	(98,153)	746,457	648,304	319	(12,686)	(13,996)	(26,363)
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	(3,491)	45,089	191,334	232,932	95,301	(49,507)	33,346	(2,233)	76,907	309,839	817,260	1,127,099	8,544	(4,795)	3,264	7,013
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	(4,426)	55,426	(35,258)	15,742	10,504	(18,444)	25,236	(1,015)	16,281	32,023	267,271	299,294	841	(1,587)	1,791	1,045
BlackRock Capital Appreciation VI (AnnuiChoice II)	(952)	17,479	(8,709)	7,818	25,542	(4,732)	30,194	(238)	50,766	58,584	50,449	109,033	2,019	(402)	2,472	4,089
BlackRock Capital Appreciation VI (Annuichoice)	(24)	305	(547)	(266)	—	(6,483)	286	(3)	(6,200)	(6,466)	6,779	313	—	(540)	23	(517)
BlackRock Capital Appreciation VI (Grandmaster flex3)	(135)	1,456	(732)	589	—	—	—	(10)	(10)	579	8,580	9,159	—	(1)	—	(1)
BlackRock Capital Appreciation VI Class III (Grandmaster)	(34)	779	(352)	393	—	—	4,581	(3)	4,578	4,971	—	4,971	—	—	373	373
BlackRock Capital Appreciation VI Class III (Pinnacle)	(543)	5,580	(672)	4,365	—	(42)	4,873	(2)	4,829	9,194	—	9,194	—	(3)	693	690
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	(757)	12,280	(7,311)	4,212	—	(19,308)	11,144	(65)	(8,229)	(4,017)	60,464	56,447	—	(1,532)	911	(621)
BlackRock Capital Appreciation VI Class III (Pinnacle V)	(10,236)	130,046	(70,846)	48,964	131,863	(29,256)	84,563	(1,999)	185,171	234,135	564,493	798,628	10,571	(2,500)	6,698	14,769
BlackRock Global Allocation VI (Advantedge)	(1,361)	66,594	(60,694)	4,539	10,650	(137,457)	(5,076)	(1,967)	(133,850)	(129,311)	644,783	515,472	959	(12,202)	(797)	(12,040)
BlackRock Global Allocation VI (AnnuiChoice II)	1,353	10,892	(11,731)	514	831	(4,743)	13,017	(42)	9,063	9,577	102,693	112,270	52	(431)	1,172	793

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 3 (continued):
BlackRock Global Allocation VI (Annuichoice)	$501	$3,420	$(3,649)	$272	$—	$(7)	$2,896	$(53)	$2,836	$3,108	$36,137	$39,245	—	(5)	254	249
BlackRock Global Allocation VI (Grandmaster flex3)	2,306	16,399	(16,934)	1,771	—	(129,585)	1,213	(176)	(128,548)	(126,777)	325,028	198,251	—	(12,862)	1,150	(11,712)
BlackRock Global Allocation VI (Grandmaster)	(439)	2,697	(1,829)	429	440	(84,900)	3,362	(10)	(81,108)	(80,679)	90,961	10,282	40	(11,255)	3,837	(7,378)
BlackRock Global Allocation VI Class III (Pinnacle)	68	2,855	(2,849)	74	—	(17,016)	(27,076)	(33)	(44,125)	(44,051)	65,019	20,968	—	(1,529)	(2,507)	(4,036)
BlackRock Global Allocation VI Class III (Pinnacle IV)	448	3,593	(4,352)	(311)	—	(7,384)	24,980	(34)	17,562	17,251	22,088	39,339	—	(675)	2,239	1,564
BlackRock Global Allocation VI Class III (Pinnacle V)	1,581	18,346	(19,739)	188	5,500	(59,544)	79,636	(289)	25,303	25,491	165,468	190,959	510	(5,406)	7,176	2,280
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)*	(464)	4,092	2,140	5,768	30,000	(69,109)	138,999	(70)	99,820	105,588	—	105,588	2,921	(6,490)	13,535	9,966
American Funds Global Growth (AdvantEdge)*	(18)	810	(481)	311	—	—	8,116	—	8,116	8,427	—	8,427	—	—	801	801
American Funds Global Growth (AnnuiChoice II)*	79	824	(813)	90	6,534	(848)	13,802	—	19,488	19,578	—	19,578	621	(80)	1,312	1,853
American Funds Global Growth (Pinnacle)*	1	(1)	(3)	(3)	—	(40)	453	(2)	411	408	—	408	—	(4)	43	39
American Funds Global Growth (Pinnacle V)*	89	2,847	(2,440)	496	30,790	(111)	118	(181)	30,616	31,112	—	31,112	2,957	(39)	39	2,957
American Funds Growth (AnnuiChoice II)*	278	343	1,206	1,827	12,495	—	47,211	—	59,706	61,533	—	61,533	1,154	—	4,359	5,513
American Funds Growth (Pinnacle)*	3	—	52	55	—	—	2,351	—	2,351	2,406	—	2,406	—	—	216	216
American Funds Growth-Income (AnnuiChoice II)*	3,284	1,335	3,693	8,312	39,393	(882)	453,026	(25)	491,512	499,824	—	499,824	3,517	(80)	40,447	43,884
American Funds Growth-Income (GrandMaster)*	196	2	(41)	157	—	(88)	21,922	—	21,834	21,991	—	21,991	—	(8)	1,943	1,935
American Funds Growth-Income (Pinnacle)*	118	—	288	406	—	—	10,881	—	10,881	11,287	—	11,287	—	—	993	993
American Funds Growth-Income (Pinnacle IV)*	143	1,628	1,651	3,422	—	—	28,122	—	28,122	31,544	—	31,544	—	—	2,767	2,767
American Funds Growth-Income (Pinnacle V)*	596	4,762	(268)	5,090	95,976	—	31,044	(578)	126,442	131,532	—	131,532	8,972	—	2,625	11,597
American Funds Managed Risk Asset Allocation (AnnuiChoice)*	—	—	—	—	—	—	97	(2)	95	95	—	95	—	—	9	9
American Funds Managed Risk Asset Allocation (AnnuiChoice II)*	(284)	343	456	515	16,220	(400)	53,255	—	69,075	69,590	—	69,590	1,564	(38)	5,135	6,661
American Funds Managed Risk Asset Allocation (GrandMaster flex3)*	(12)	(1)	7	(6)	—	(155)	1,810	(3)	1,652	1,646	—	1,646	—	(14)	172	158
American Funds Managed Risk Asset Allocation (Pinnacle)*	(119)	1	294	176	—	—	9,935	(62)	9,873	10,049	—	10,049	—	—	964	964
American Funds Managed Risk Asset Allocation (Pinnacle IV)*	(141)	(12)	131	(22)	—	(495)	20,161	(9)	19,657	19,635	—	19,635	—	(49)	1,934	1,885
American Funds Managed Risk Asset Allocation (Pinnacle V)*	(3,988)	199	22,353	18,564	736,341	(3,000)	31,034	(1,457)	762,918	781,482	—	781,482	72,867	(295)	2,545	75,117
American Funds New World (AnnuiChoice II)*	54	(1)	(566)	(513)	5,641	—	1,550	—	7,191	6,678	—	6,678	—	—	713	713
American Funds New World (Pinnacle)*	171	2,447	(2,443)	175	—	(1,390)	20,456	—	19,066	19,241	—	19,241	—	(150)	2,212	2,062
American Funds New World (Pinnacle IV)*	54	1,157	(3,982)	(2,771)	—	(534)	33,162	—	32,628	29,857	—	29,857	—	(52)	3,250	3,198
American Funds New World (Pinnacle V)*	260	3,201	(9,859)	(6,398)	27,097	(394)	47,222	(170)	73,755	67,357	—	67,357	2,654	(38)	4,607	7,223
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)	(2,744)	185,373	(180,525)	2,104	4,908	(80,133)	(75,223)	(154)	(150,602)	(148,498)	714,806	566,308	201	(3,278)	(3,753)	(6,830)
Deutsche Small Cap Index VIP (Pinnacle IV)	(51)	842	(453)	338	—	(326)	—	(7)	(333)	5	10,626	10,631	—	(14)	—	(14)
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)	(6)	171	(57)	108	—	—	—	(7)	(7)	101	3,020	3,121	—	—	—	—
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)	(189)	69	1,020	900	—	—	38,730	(26)	38,704	39,604	6,649	46,253	—	(2)	2,685	2,683
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)	(193)	3,351	(2,463)	695	9,944	(979)	(11,135)	(20)	(2,190)	(1,495)	20,792	19,297	639	(72)	(824)	(257)
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)	(38)	9	428	399	—	—	—	(5)	(5)	394	3,559	3,953	—	—	—	—
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)	(3,290)	4,172	20,135	21,017	—	(9,474)	188	(187)	(9,473)	11,544	203,954	215,498	—	(708)	11	(697)
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)	(2,462)	(1,444)	1,361	(2,545)	—	(13,627)	55,102	(70)	41,405	38,860	2,757	41,617	—	(982)	3,616	2,634
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)	(1,090)	6,637	(1,208)	4,339	—	(1,125)	10,959	(81)	9,753	14,092	38,260	52,352	—	(85)	764	679
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)	(2,935)	11,406	(6,421)	2,050	—	(17,739)	15,146	(27)	(2,620)	(570)	51,572	51,002	—	(1,291)	872	(419)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus Reduced M&E)	(132)	(181)	302	(11)	—	(63,545)	87,785	—	24,240	24,229	—	24,229	—	(647)	2,290	1,643
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)	(23,267)	338,993	(291,817)	23,909	1,486	(164,735)	(1,194,197)	(376)	(1,357,822)	(1,333,913)	1,556,914	223,001	111	(12,128)	(91,496)	(103,513)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)	(2,874)	26,290	(10,853)	12,563	7,983	(16,417)	85,246	(464)	76,348	88,911	119,574	208,485	560	(1,210)	5,895	5,245
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	(7,972)	57,473	(47,407)	2,094	6,294	(128,129)	3,477	(490)	(118,848)	(116,754)	352,196	235,442	306	(6,069)	(23)	(5,786)
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	(440)	9,041	(6,966)	1,635	8,243	(2,622)	40,542	(172)	45,991	47,626	41,222	88,848	386	(138)	1,923	2,171
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	(149)	1,941	(814)	978	—	—	11,578	(2)	11,576	12,554	3,001	15,555	—	—	593	593
Columbia VIT Small Cap Value Class 2 (Grandmaster)	(376)	5,806	(4,410)	1,020	—	(1,900)	10,000	(6)	8,094	9,114	33,997	43,111	—	(92)	493	401
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus Reduced M&E)	(7)	(201)	—	(208)	—	(4,150)	4,362	(4)	208	—	—	—	—	(290)	290	—
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	(1,253)	13,034	(10,485)	1,296	476	(2,030)	(4,362)	(191)	(6,107)	(4,811)	106,671	101,860	23	(109)	(211)	(297)
Columbia VIT Small Cap Value Class 2 (Pinnacle)	(58)	814	(645)	111	—	(30)	(11)	(7)	(48)	63	6,577	6,640	—	(2)	—	(2)
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	(464)	6,853	(5,691)	698	—	(15,015)	7,900	(1)	(7,116)	(6,418)	48,725	42,307	—	(719)	381	(338)
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	(3,575)	45,249	(36,495)	5,179	130,489	(12,680)	15,400	(1,452)	131,757	136,936	267,456	404,392	6,308	(690)	690	6,308
Deutsche Small Cap Index (AdvantEdge)	(499)	8,718	(6,685)	1,534	—	(19,344)	(17,077)	(100)	(36,521)	(34,987)	72,800	37,813	—	(1,174)	(1,071)	(2,245)
Deutsche Small Cap Index (AnnuiChoice II)	(347)	3,357	186	3,196	43,267	(1,760)	152	(99)	41,560	44,756	47,489	92,245	2,769	(120)	10	2,659
Deutsche Small Cap Index (AnnuiChoice)	(70)	1,483	(611)	802	—	(392)	—	(39)	(431)	371	24,081	24,452	—	(19)	—	(19)
Deutsche Small Cap Index (GrandMaster flex3)	(654)	8,128	(5,331)	2,143	—	(5,121)	880	(17)	(4,258)	(2,115)	79,188	77,073	—	(227)	40	(187)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class B (Continued):
Deutsche Small Cap Index (Grandmaster)	$(194)	$3,847	$(3,588)	$65	$—	$(15,318)	$7,571	$(16)	$(7,763)	$(7,698)	$32,980	$25,282	—	(831)	398	(433)
Deutsche Small Cap Index (IQ3)	(772)	6,432	(2,715)	2,945	—	(5,561)	137	(42)	(5,466)	(2,521)	105,600	103,079	—	(265)	6	(259)
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)	(288)	6,859	(2,101)	4,470	—	(56,499)	135,937	(74)	79,364	83,834	77,667	161,501	—	(3,537)	8,321	4,784
Deutsche Small Cap Index (Pinnacle Plus)	(1,487)	62,175	(61,731)	(1,043)	238	(15,486)	(183,761)	(73)	(199,082)	(200,125)	282,350	82,225	11	(725)	(8,533)	(9,247)
Deutsche Small Cap Index VIP (Pinnacle IV)	(1,823)	38,702	(30,439)	6,440	—	(39,403)	(914)	(65)	(40,382)	(33,942)	281,626	247,684	—	(1,894)	(42)	(1,936)
Deutsche Small Cap Index VIP (Pinnacle V)	(1,422)	16,985	(9,827)	5,736	7,200	(17,590)	32,007	(506)	21,111	26,847	162,545	189,392	525	(1,334)	2,411	1,602
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	8,086	2,250	(8,847)	1,489	325	(120,425)	13,690	(1,908)	(108,318)	(106,829)	310,043	203,214	27	(9,677)	1,142	(8,508)
Pimco VIT All Asset (IQ Annuity)	5,140	5,239	(11,744)	(1,365)	—	(4,859)	(15,924)	(94)	(20,877)	(22,242)	160,656	138,414	—	(404)	(1,292)	(1,696)
Pimco VIT All Asset (Pinnacle)	1,856	137	(2,527)	(534)	—	(4,414)	5,985	(23)	1,548	1,014	47,672	48,686	—	(340)	458	118
Pimco VIT All Asset (AnnuiChoice II)	8,795	542	(9,748)	(411)	14,114	(162,113)	13,370	(115)	(134,744)	(135,155)	351,895	216,740	1,107	(12,719)	1,015	(10,597)
Pimco VIT All Asset (AnnuiChoice)	776	(7)	(870)	(101)	—	—	—	(36)	(36)	(137)	18,476	18,339	—	(3)	—	(3)
Pimco VIT All Asset (GrandMaster flex3)	3,808	4,055	(2,877)	4,986	—	(112,012)	—	(120)	(112,132)	(107,146)	195,173	88,027	—	(8,688)	—	(8,688)
Pimco VIT All Asset (Grandmaster)	15,836	(2,902)	(15,143)	(2,209)	—	(30,635)	(36,342)	(39)	(67,016)	(69,225)	455,886	386,661	—	(2,423)	(2,893)	(5,316)
Pimco VIT All Asset (Pinnacle IV)	36,347	(13,318)	(32,192)	(9,163)	30,960	(198,698)	(149,135)	(92)	(316,965)	(326,128)	1,290,323	964,195	2,540	(15,934)	(12,146)	(25,540)
Pimco VIT All Asset (Pinnacle Plus Reduced M&E)	883	116	(1,494)	(495)	—	(68,021)	84,731	(3)	16,707	16,212	—	16,212	—	(770)	2,223	1,453
Pimco VIT All Asset (Pinnacle Plus)	21,320	(37,606)	(14,233)	(30,519)	476	(67,614)	26,183	(190)	(41,145)	(71,664)	244,727	173,063	39	(5,440)	(328)	(5,729)
Pimco VIT All Asset (Pinnacle V)	12,850	(4,411)	(13,790)	(5,351)	17,549	(47,075)	(98,701)	(1,123)	(129,350)	(134,701)	492,257	357,556	1,388	(3,791)	(8,212)	(10,615)
Pimco VIT Commodity Real Return (Pinnacle)	(1,493)	(4,347)	(23,983)	(29,823)	8	(7,254)	26,468	(68)	19,154	(10,669)	125,213	114,544	1	(1,120)	3,810	2,691
Pimco VIT Commodity Real Return (Pinnacle IV)	(1,463)	(14,712)	(9,649)	(25,824)	120	(33,514)	30,840	(101)	(2,655)	(28,479)	121,276	92,797	18	(5,266)	4,391	(857)
Pimco VIT Commodity Real Return (Pinnacle V)	(12,214)	(34,998)	(158,711)	(205,923)	78,985	(62,919)	124,050	(2,362)	137,754	(68,169)	887,957	819,788	12,003	(10,334)	19,265	20,934
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	(6,627)	(20,652)	(68,004)	(95,283)	7,013	(38,708)	46,872	(3,379)	11,798	(83,485)	490,388	406,903	1,125	(6,345)	7,975	2,755
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	(1,228)	(6,417)	(22,669)	(30,314)	727	(1,274)	27,081	(322)	26,212	(4,102)	128,789	124,687	110	(240)	4,091	3,961
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	(24)	(256)	(1,437)	(1,717)	—	(3,108)	8,525	(13)	5,404	3,687	485	4,172	—	(456)	1,165	709
Pimco VIT Commodity Real Return Strategy (Grandmaster)	(1,534)	(10,027)	(15,617)	(27,178)	—	(23,469)	6,440	(64)	(17,093)	(44,271)	154,736	110,465	—	(3,529)	888	(2,641)
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	(1,746)	(24,477)	(1,676)	(27,899)	3,561	(92,299)	18,721	(146)	(70,163)	(98,062)	242,968	144,906	508	(13,334)	3,174	(9,652)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	(387)	(7,609)	5,037	(2,959)	—	(29,298)	8,332	(54)	(21,020)	(23,979)	40,102	16,123	—	(4,273)	1,159	(3,114)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E)	(126)	(1,659)	(6,319)	(8,104)	—	(64,844)	100,601	(20)	35,737	27,633	—	27,633	—	(1,321)	5,300	3,979
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	(9,963)	(231,226)	13,745	(227,444)	476	(79,956)	261,105	(107)	181,518	(45,926)	152,820	106,894	69	(12,716)	9,628	(3,019)
Pimco VIT Long Term Government (AnnuiChoice II)	8	—	142	150	2,310	—	2,171	—	4,481	4,631	—	4,631	232	—	215	447
Pimco VIT Low Duration (AnnuiChoice II)	(130)	132	(551)	(549)	14,214	(3,765)	5,223	(37)	15,635	15,086	109,386	124,472	1,223	(327)	449	1,345
Pimco VIT Low Duration (AnnuiChoice)	(8)	460	(371)	81	—	(16,388)	—	(9)	(16,397)	(16,316)	19,975	3,659	—	(1,390)	—	(1,390)
Pimco VIT Low Duration (GrandMaster flex3)	(518)	(18)	(314)	(850)	—	(38)	11,578	(21)	11,519	10,669	88,286	98,955	—	(5)	1,015	1,010
Pimco VIT Low Duration (Grandmaster)	(494)	621	(1,432)	(1,305)	17,000	(99,355)	147,773	(32)	65,386	64,081	139,262	203,343	1,479	(11,625)	15,827	5,681
Pimco VIT Low Duration (IQ Annuity)	(2,811)	1,124	(2,884)	(4,571)	8,288	(10,196)	(4,181)	(56)	(6,145)	(10,716)	649,424	638,708	723	(893)	(368)	(538)
Pimco VIT Low Duration (Pinnacle)	(94)	148	(204)	(150)	—	(1,280)	(2,103)	(35)	(3,418)	(3,568)	29,856	26,288	—	(114)	(182)	(296)
Pimco VIT Low Duration (Pinnacle IV)	(858)	6,709	(4,251)	1,600	58,693	(364,401)	(371,923)	(60)	(677,691)	(676,091)	721,491	45,400	5,132	(31,897)	(32,545)	(59,310)
Pimco VIT Low Duration (AdvantEdge)	(1,619)	3,988	(3,427)	(1,058)	17,741	(221,368)	13,196	(254)	(190,685)	(191,743)	332,615	140,872	1,570	(19,607)	1,166	(16,871)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	(18)	(30)	(7)	(55)	1,403	(20,543)	19,204	(18)	46	(9)	2,053	2,044	—	—	—	—
Pimco VIT Low Duration (Pinnacle Plus)	(1,477)	4,356	(3,744)	(865)	363	(140,616)	(152,328)	(236)	(292,817)	(293,682)	425,651	131,969	32	(12,539)	(13,398)	(25,905)
Pimco VIT Low Duration (Pinnacle V)	(4,283)	4,670	(7,307)	(6,920)	14,148	(47,823)	(35,857)	(235)	(69,767)	(76,687)	982,909	906,222	1,245	(4,236)	(3,127)	(6,118)
Pimco VIT Real Return (Pinnacle IV)	(566)	(43,267)	54,446	10,613	30,628	(219,197)	(235,454)	(73)	(424,096)	(413,483)	514,172	100,689	2,580	(18,404)	(19,889)	(35,713)
Pimco VIT Real Return (AdvantEdge)	(531)	(1,092)	(543)	(2,166)	—	(10,045)	77,654	(308)	67,301	65,135	50,106	115,241	—	(874)	6,397	5,523
Pimco VIT Real Return (AnnuiChoice II)	432	(6,007)	10,109	4,534	15,546	(66,054)	14,514	(191)	(36,185)	(31,651)	190,341	158,690	1,257	(5,367)	1,196	(2,914)
Pimco VIT Real Return (AnnuiChoice)	292	(1,028)	2,809	2,073	—	(9,923)	—	(139)	(10,062)	(7,989)	104,614	96,625	—	(825)	—	(825)
Pimco VIT Real Return (GrandMaster flex3)	(110)	12	690	592	—	—	—	(33)	(33)	559	42,413	42,972	—	(3)	—	(3)
Pimco VIT Real Return (Grandmaster)	310	(5,953)	11,576	5,933	1,500	(8,468)	(92,791)	(23)	(99,782)	(93,849)	125,730	31,881	124	(710)	(7,477)	(8,063)
Pimco VIT Real Return (IQ Annuity)	(453)	427	3,654	3,628	3,315	(7,056)	1,122	(18)	(2,637)	991	247,263	248,254	273	(594)	92	(229)
Pimco VIT Real Return (Pinnacle)	(32)	(428)	2,110	1,650	15,551	(20,053)	392	(24)	(4,134)	(2,484)	93,242	90,758	1,299	(1,666)	33	(334)
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	180	142	41	363	1,464	(73,326)	78,243	(14)	6,367	6,730	7,031	13,761	146	(7,336)	7,827	637
Pimco VIT Real Return (Pinnacle Plus)	(562)	(46,567)	55,802	8,673	363	(201,489)	(36,100)	(127)	(237,353)	(228,680)	429,578	200,898	31	(17,163)	(2,993)	(20,125)
Pimco VIT Real Return (Pinnacle V)	(2,639)	(17,833)	38,351	17,879	3,821	(48,251)	(230,200)	(805)	(275,435)	(257,556)	1,150,537	892,981	317	(4,084)	(19,594)	(23,361)
Pimco VIT Total Return (Pinnacle V)	57,795	6,926	174,905	239,626	1,878,720	(638,942)	106,352	(40,984)	1,305,146	1,544,772	8,967,249	10,512,021	144,165	(52,283)	8,284	100,166
Pimco VIT Total Return (AdvantEdge)	25,107	13,380	96,180	134,667	216,564	(865,095)	144,233	(34,592)	(538,890)	(404,223)	5,391,815	4,987,592	16,681	(69,172)	11,256	(41,235)
Pimco VIT Total Return (AnnuiChoice II)	15,946	1,000	21,704	38,650	391,382	(151,294)	375,046	(7,761)	607,373	646,023	1,151,488	1,797,511	29,147	(11,851)	28,021	45,317
Pimco VIT Total Return (AnnuiChoice)	3,149	(30)	5,387	8,506	—	(472)	20,744	(354)	19,918	28,424	258,902	287,326	—	(62)	1,573	1,511

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Advisor Class (continued):
Pimco VIT Total Return (GrandMaster flex3)	$2,347	$1,277	$8,449	$12,073	$—	$(121,004)	$(12,626)	$(247)	$(133,877)	$(121,804)	$558,954	$437,150	—	(9,527)	(982)	(10,509)
Pimco VIT Total Return (Grandmaster)	6,109	707	18,703	25,519	2,700	(69,196)	(115,259)	(178)	(181,933)	(156,414)	957,001	800,587	208	(8,431)	(5,709)	(13,932)
Pimco VIT Total Return (IQ Annuity)	7,185	363	18,749	26,297	15,148	(65,528)	(10,924)	(338)	(61,642)	(35,345)	961,376	926,031	1,173	(5,089)	(760)	(4,676)
Pimco VIT Total Return (Pinnacle)	4,892	2,872	12,883	20,647	—	(68,980)	(75,828)	(49)	(144,857)	(124,210)	746,041	621,831	—	(5,267)	(5,768)	(11,035)
Pimco VIT Total Return (Pinnacle IV)	3,504	(2,771)	17,144	17,877	375	(166,048)	(162,017)	(218)	(327,908)	(310,031)	845,243	535,212	29	(12,763)	(12,420)	(25,154)
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	457	869	1,679	3,005	1,474	(74,183)	(19,024)	(97)	(91,830)	(88,825)	108,934	20,109	136	(6,875)	(1,772)	(8,511)
Pimco VIT Total Return (Pinnacle Plus)	2,779	(10,044)	28,410	21,145	8,853	(139,048)	(174,128)	(455)	(304,778)	(283,633)	1,033,985	750,352	691	(11,014)	(13,719)	(24,042)
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle)	(160)	95	2,685	2,620	—	(2,194)	19,462	(10)	17,258	19,878	1,749	21,627	—	(318)	2,919	2,601
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)	(164)	248	2,013	2,097	—	(7,339)	17,730	(25)	10,366	12,463	5,123	17,586	—	(1,098)	2,683	1,585
Guggenheim VT Global Managed Future Strategy (Pinnacle V)	(2,721)	(4,080)	31,793	24,992	69,743	(4,763)	30,929	(556)	95,353	120,345	139,369	259,714	10,402	(781)	4,544	14,165
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	(1,941)	(10,468)	20,704	8,295	5,351	(49,618)	(369)	(505)	(45,141)	(36,846)	140,733	103,887	786	(7,695)	23	(6,886)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	(274)	(574)	4,627	3,779	17,985	(474)	(124)	(170)	17,217	20,996	18,270	39,266	2,566	(93)	9	2,482
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	(102)	(712)	2,335	1,521	—	(3,149)	7,689	(18)	4,522	6,043	7,268	13,311	—	(455)	1,133	678
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)	(37)	61	528	552	—	(1,744)	4,999	(9)	3,246	3,798	139	3,937	—	(257)	763	506
Guggenheim VT Global Managed Futures Strategies (Grandmaster)	(183)	(108)	1,590	1,299	—	(15,529)	10,469	(5)	(5,065)	(3,766)	11,891	8,125	—	(2,226)	1,563	(663)
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	(8)	—	147	139	—	—	1,009	—	1,009	1,148	—	1,148	—	—	153	153
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus Reduced M&E)	(74)	21	1,562	1,509	—	(166)	10,529	(10)	10,353	11,862	—	11,862	—	(21)	1,316	1,295
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	(358)	(1,092)	3,300	1,850	—	(836)	(3,642)	(2)	(4,480)	(2,630)	25,366	22,736	—	(126)	(577)	(703)
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	(2,292)	2,521	3,912	4,141	21,806	(14,337)	(23,971)	(926)	(17,428)	(13,287)	154,136	140,849	2,598	(1,791)	(2,843)	(2,036)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	(1,169)	320	4,316	3,467	—	(522)	(3,510)	(205)	(4,237)	(770)	100,359	99,589	—	(83)	(385)	(468)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	(1,046)	119	4,795	3,868	—	(3,096)	7,689	(124)	4,469	8,337	101,359	109,696	—	(367)	884	517
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	(301)	56	911	666	—	(1,620)	5,904	(21)	4,263	4,929	16,662	21,591	—	(194)	702	508
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	(927)	939	1,790	1,802	—	(23,797)	6,148	(39)	(17,688)	(15,886)	70,882	54,996	—	(2,784)	723	(2,061)
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	(1,106)	304	3,252	2,450	—	(644)	3,841	(53)	3,144	5,594	72,956	78,550	—	(82)	459	377
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	(2,139)	1,892	5,551	5,304	—	(11,223)	20,111	(11)	8,877	14,181	148,499	162,680	—	(1,302)	2,363	1,061
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	(481)	998	(275)	242	—	(49,585)	17,028	(43)	(32,600)	(32,358)	52,969	20,611	—	(5,816)	1,985	(3,831)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	(268)	173	1,394	1,299	—	(7,872)	34,171	(11)	26,288	27,587	—	27,587	—	(607)	3,138	2,531
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	(1,299)	5,670	(3,679)	692	1,316	(73,500)	(27,283)	(32)	(99,499)	(98,807)	147,318	48,511	159	(8,881)	(3,219)	(11,941)
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	(2,488)	1,106	5,773	4,391	100	(42,089)	11,346	(233)	(30,876)	(26,485)	169,741	143,256	12	(4,936)	1,336	(3,588)
Guggenheim VT Long Short Equity (AdvantEdge)	(892)	8,717	(8,708)	(883)	—	(33,985)	(22,869)	(88)	(56,942)	(57,825)	77,436	19,611	—	(3,489)	(2,354)	(5,843)
Guggenheim VT Long Short Equity (AnnuiChoice II)	(662)	(52)	2,816	2,102	29,898	(1,204)	658	(143)	29,209	31,311	48,336	79,647	3,014	(135)	66	2,945
Guggenheim VT Long Short Equity (AnnuiChoice)	(25)	181	(93)	63	—	(2,703)	6,100	(12)	3,385	3,448	493	3,941	—	(278)	616	338
Guggenheim VT Long Short Equity (GrandMaster flex3)	(65)	206	(86)	55	—	(1,482)	4,999	(7)	3,510	3,565	1,995	5,560	—	(161)	522	361
Guggenheim VT Long Short Equity (Grandmaster)	(48)	(3)	218	167	—	(22)	6,806	(3)	6,781	6,948	—	6,948	—	(3)	702	699
Guggenheim VT Long Short Equity (IQ Annuity)	(112)	(2)	297	183	—	—	10,119	(5)	10,114	10,297	—	10,297	—	—	1,043	1,043
Guggenheim VT Long Short Equity (Pinnacle)	(224)	781	17	574	—	(2,215)	21,500	(23)	19,262	19,836	6,118	25,954	—	(235)	2,222	1,987
Guggenheim VT Long Short Equity (Pinnacle IV)	(330)	1,570	(1,003)	237	—	(3,762)	14,515	(45)	10,708	10,945	15,574	26,519	—	(395)	1,453	1,058
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E)	(86)	—	503	417	—	(156)	12,364	(10)	12,198	12,615	—	12,615	—	(14)	1,087	1,073
Guggenheim VT Long Short Equity (Pinnacle Plus)	(568)	1,204	(381)	255	—	(109)	(5,477)	(12)	(5,598)	(5,343)	38,813	33,470	—	(13)	(579)	(592)
Guggenheim VT Long Short Equity (Pinnacle V)	(674)	260	2,102	1,688	6,100	(2,273)	37,194	(28)	40,993	42,681	29,180	71,861	620	(237)	3,815	4,198
ETF Shares:
iShares Core US Aggretate Bond ETF (Varoom ®)	130	94	478	702	—	(835)	—	—	(835)	(133)	17,117	16,984	—	(31)	—	(31)
iShares Core US Aggretate Bond ETF (Varoom GLWB 2)	(23)	174	1,095	1,246	—	(979)	845	—	(134)	1,112	37,828	38,940	—	(38)	33	(5)
iShares Core US Aggretate Bond ETF (Varoom GLWB 5)	(1,198)	1,455	13,438	13,695	90,055	(8,570)	26,133	—	107,618	121,313	385,354	506,667	3,667	(348)	1,061	4,380
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	6	172	(34)	144	—	(857)	580	—	(277)	(133)	12,161	12,028	—	(32)	22	(10)
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)	178	11	202	391	5,420	—	—	—	5,420	5,811	21,193	27,004	205	—	—	205
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)	(588)	367	2,769	2,548	82,035	(9,033)	91,629	—	164,631	167,179	278,718	445,897	3,190	(351)	3,548	6,387
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	(171)	31	290	150	—	—	1,122	—	1,122	1,272	17,984	19,256	—	—	43	43
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)	(35)	(5)	227	187	—	—	—	—	—	187	11,537	11,724	—	—	—	—
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)	(1,099)	25	1,639	565	7,651	(2,173)	4,976	—	10,454	11,019	90,578	101,597	327	(93)	214	448
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	281	77	(345)	13	—	(332)	—	—	(332)	(319)	6,644	6,325	—	(11)	—	(11)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	1,378	848	(2,509)	(283)	—	(3,146)	1,465	—	(1,681)	(1,964)	41,574	39,610	—	(106)	48	(58)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	4,366	463	(5,508)	(679)	46,368	(5,745)	—	—	40,623	39,944	73,163	113,107	1,554	(191)	—	1,363
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	3,273	440	(5,148)	(1,435)	36,219	(1,807)	11,178	—	45,590	44,155	89,435	133,590	1,251	(62)	386	1,575
iShares S&P 500 Growth Index ETF (Varoom)	5,575	193	3,315	9,083	—	—	9,904	—	9,904	18,987	29,541	48,528	—	—	361	361

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	$(6,973)	$17,814	$2,134	$12,975	$7,012	$(12,186)	$(21,745)	$—	$(26,919)	$(13,944)	$157,123	$143,179	172	(301)	(666)	(795)
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	(112)	548	636	1,072	—	—	(870)	—	(870)	202	9,452	9,654	—	—	(22)	(22)
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)	(222)	273	7,642	7,693	26,600	—	—	—	26,600	34,293	29,958	64,251	743	—	—	743
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)	(10,373)	19,372	108,414	117,413	350,295	(7,089)	86,865	—	430,071	547,484	664,381	1,211,865	9,411	(189)	2,425	11,647
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)	(212)	338	1,652	1,778	1,250	—	2,377	—	3,627	5,405	14,349	19,754	33	—	61	94
iShares Core S&P 500 Index ETF (Varoom)	17,016	1,081	4,640	22,737	—	(27,204)	55,030	—	27,826	50,563	58,957	109,520	—	(755)	1,810	1,055
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	(21,208)	79,048	33,927	91,767	23,637	(52,552)	(118,666)	—	(147,581)	(55,814)	1,058,363	1,002,549	590	(1,343)	(3,478)	(4,231)
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	(258)	5,189	(1,490)	3,441	200	(9,649)	(2,374)	—	(11,823)	(8,382)	39,064	30,682	6	(256)	(63)	(313)
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	246	14,828	29,188	44,262	257,965	(126,579)	82,301	—	213,687	257,949	178,590	436,539	6,841	(3,237)	2,111	5,715
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	(83,691)	283,881	1,370,866	1,571,056	4,830,852	(347,472)	(260,375)	—	4,223,005	5,794,061	11,754,409	17,548,470	126,491	(9,166)	(5,896)	111,429
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	(5,857)	15,423	70,358	79,924	178,879	(9,262)	91,802	—	261,419	341,343	614,284	955,627	4,719	(249)	2,377	6,847
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	(76)	1,394	3,175	4,493	—	—	(2,101)	—	(2,101)	2,392	47,726	50,118	—	—	(55)	(55)
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	(34)	319	568	853	—	—	(462)	—	(462)	391	9,338	9,729	—	—	(12)	(12)
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	320	545	6,699	7,564	45,509	(1,234)	—	—	44,275	51,839	39,283	91,122	1,181	(33)	1	1,149
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	(778)	7,616	19,510	26,348	45,943	(6,359)	17,984	—	57,568	83,916	236,778	320,694	1,198	(165)	482	1,515
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	(425)	1,929	5,852	7,356	5,401	(1,462)	12,533	—	16,472	23,828	70,371	94,199	141	(39)	327	429
iShares Core S&P MidCap Index ETF (Varoom)	5,241	202	2,381	7,824	—	(6,412)	16,817	—	10,405	18,229	35,307	53,536	—	(180)	575	395
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	(8,276)	18,086	6,626	16,436	7,662	(15,835)	(21,429)	—	(29,602)	(13,166)	314,305	301,139	203	(426)	(705)	(928)
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	(1,146)	4,325	3,119	6,298	100	(7,633)	(1,810)	—	(9,343)	(3,045)	96,899	93,854	3	(210)	(49)	(256)
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	(580)	3,488	6,176	9,084	75,216	(31,305)	21,908	—	65,819	74,903	57,141	132,044	1,974	(797)	563	1,740
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	(43,831)	45,558	282,017	283,744	1,306,602	(89,641)	160,546	—	1,377,507	1,661,251	3,147,117	4,808,368	34,328	(2,369)	4,386	36,345
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	(3,210)	3,747	16,969	17,506	61,015	(3,253)	50,342	—	108,104	125,610	184,808	310,418	1,624	(88)	1,333	2,869
iShares Core S&P Small Cap Index ETF (Varoom)	2,771	168	900	3,839	—	(3,158)	8,361	—	5,203	9,042	26,824	35,866	—	(85)	283	198
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	(4,500)	9,286	(2,236)	2,550	3,831	(8,027)	(3,540)	—	(7,736)	(5,186)	157,617	152,431	100	(210)	(153)	(263)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	(629)	974	1,192	1,537	100	(614)	431	—	(83)	1,454	48,318	49,772	3	(16)	12	(1)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	(364)	1,907	1,025	2,568	31,450	(15,199)	11,825	—	28,076	30,644	34,765	65,409	784	(378)	298	704
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	(24,157)	21,685	89,706	87,234	653,321	(44,570)	158,095	—	766,846	854,080	1,581,421	2,435,501	16,714	(1,145)	4,153	19,722
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	(2,632)	3,484	10,787	11,639	93,633	(4,619)	46,806	—	135,820	147,459	124,856	272,315	2,446	(120)	1,219	3,545
iShares S&P Citigroup International Treasury Bond (Varoom)	(470)	17	(481)	(934)	—	(3,224)	10,642	—	7,418	6,484	12,314	18,798	—	(125)	410	285
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	(1,103)	217	(6,460)	(7,346)	3,831	(7,687)	5,497	—	1,641	(5,705)	153,222	147,517	157	(311)	236	82
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	(53)	355	(327)	(25)	—	(6,286)	207	—	(6,079)	(6,104)	7,241	1,137	—	(248)	8	(240)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)	(204)	390	(1,482)	(1,296)	30,192	(14,865)	8,599	—	23,926	22,630	8,524	31,154	1,173	(561)	325	937
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)	(24,640)	1,982	(102,703)	(125,361)	653,370	(44,458)	303,365	—	912,277	786,916	1,525,959	2,312,875	25,580	(1,739)	12,141	35,982
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)	(36)	1	(114)	(149)	—	—	308	—	308	159	2,617	2,776	—	—	13	13
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	27	183	433	643	—	(407)	—	—	(407)	236	8,235	8,471	—	(11)	—	(11)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	(1,550)	9,135	13,120	20,705	150	(9,485)	(4,994)	—	(14,329)	6,376	289,851	296,227	4	(266)	(126)	(388)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	394	2,270	13,992	16,656	73,062	(6,475)	4,609	—	71,196	87,852	130,848	218,700	2,097	(179)	129	2,047
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	(4,324)	12,454	42,331	50,461	240,586	(16,076)	21,395	—	245,905	296,366	550,231	846,597	6,831	(471)	636	6,996
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	199	(17)	(588)	(406)	—	—	—	—	—	(406)	22,514	22,108	—	—	—	—
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	11	1,599	(2,585)	(975)	—	(1,832)	2,104	—	272	(703)	71,574	70,871	—	(84)	138	54
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)	589	719	(2,764)	(1,456)	1,324	(4,585)	1,920	—	(1,341)	(2,797)	81,781	78,984	49	(167)	71	(47)
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)	97	196	(4,492)	(4,199)	74,365	(3,387)	24,417	—	95,395	91,196	89,380	180,576	2,899	(136)	986	3,749
Vanguard Tax-Managed International ETF (Varoom)	1,447	59	(2,114)	(608)	—	(3,151)	9,190	—	6,039	5,431	21,107	26,538	—	(110)	362	252
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	504	3,491	(17,984)	(13,989)	3,831	(7,587)	5,556	—	1,800	(12,189)	156,708	144,519	135	(267)	157	25
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	38	1,039	(1,434)	(357)	100	(3,165)	382	—	(2,683)	(3,040)	6,673	3,633	3	(109)	14	(92)
Vanguard Tax-Managed International ETF (Varoom GLWB 3)	503	994	(4,114)	(2,617)	31,821	(15,550)	10,541	—	26,812	24,195	7,744	31,939	928	(443)	303	788
Vanguard Tax-Managed International ETF (Varoom GLWB 4)	17,041	13,093	(216,620)	(186,486)	653,309	(44,452)	304,287	—	913,144	726,658	1,566,587	2,293,245	19,703	(1,347)	9,486	27,842
Vanguard Tax-Managed International ETF (Varoom GLWB 5)	404	1,138	(8,603)	(7,061)	34,871	(4,530)	38,825	—	69,166	62,105	40,723	102,828	1,061	(137)	1,218	2,142
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	264	206	576	1,046	—	(904)	—	—	(904)	142	18,191	18,333	—	(31)	—	(31)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	183	164	1,062	1,409	—	—	56	—	56	1,465	28,773	30,238	—	—	2	2
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	450	84	1,016	1,550	13,300	(1,055)	—	—	12,245	13,795	23,808	37,603	483	(39)	1	445
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	41	26	333	400	—	—	173	—	173	573	8,525	9,098	—	—	6	6
Vanguard Large-Cap Index ETF (Varoom)	4	229	722	955	—	(440)	—	—	(440)	515	8,669	9,184	—	(11)	—	(11)
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	(1,071)	6,893	7,771	13,593	—	(7,671)	(8,820)	—	(16,491)	(2,898)	140,248	137,350	—	(205)	(237)	(442)
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	13	59	3,107	3,179	17,491	—	—	—	17,491	20,670	14,364	35,034	459	—	—	459
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	(2,452)	9,897	22,795	30,240	103,007	(8,369)	11,284	—	105,922	136,162	216,289	352,451	2,734	(222)	306	2,818

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
Vanguard Mega Cap Index ETF (Varoom)	$43	$878	$2,207	$3,128	$—	$(1,434)	$—	$—	$(1,434)	$1,694	$27,765	$29,459	—	(35)	—	(35)
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	(89)	387	1,018	1,316	—	—	(546)	—	(546)	770	12,934	13,704	—	—	(14)	(14)
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	(353)	1,461	3,762	4,870	35,917	(975)	(1,975)	—	32,967	37,837	47,982	85,819	892	(25)	(52)	815
Vanguard REIT Index ETF (Varoom GLWB 2)	573	1,531	8,599	10,703	—	—	(4,411)	—	(4,411)	6,292	40,572	46,864	—	—	(119)	(119)
Vanguard REIT Index ETF (Varoom GLWB 3)	521	74	5,080	5,675	—	—	5,761	—	5,761	11,436	18,421	29,857	—	—	161	161
Vanguard REIT Index ETF (Varoom GLWB 5)	2,026	5,303	30,110	37,439	43,689	(2,150)	(17,128)	—	24,411	61,850	136,170	198,020	1,213	(62)	(483)	668
Vanguard Total Bond Market Index ETF (Varoom)	207	95	595	897	—	(22,754)	73,758	—	51,004	51,901	18,706	70,607	—	(860)	2,745	1,885
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	2,053	21,022	13,561	36,636	26,819	(55,996)	(27,275)	—	(56,452)	(19,816)	1,062,736	1,042,920	1,019	(2,129)	(1,008)	(2,118)
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	(249)	3,549	9,329	12,629	350	(24,595)	17,096	—	(7,149)	5,480	398,530	404,010	13	(945)	655	(277)
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	2,135	1,285	8,712	12,132	161,508	(110,045)	65,560	—	117,023	129,155	210,614	339,769	6,493	(4,359)	2,595	4,729
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	(3,277)	59,870	342,711	399,304	4,574,242	(312,489)	1,162,976	—	5,424,729	5,824,033	10,601,503	16,425,536	184,193	(12,598)	47,253	218,848
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	(1,661)	4,076	20,654	23,069	345,923	(15,007)	138,227	—	469,143	492,212	634,246	1,126,458	14,028	(610)	5,585	19,003
Vanguard VI Money Market (Varoom GLWB 3)	(446)	—	—	(446)	—	—	—	—	—	(446)	24,688	24,242	—	—	—	—
Vanguard VI Money Market (Varoom GLWB 5)	(62)	—	—	(62)	5,000	(1,793)	152	—	3,359	3,297	1,830	5,127	539	(191)	16	364
Vanguard Short Term Bond ETF (Varoom GLWB 3)	(501)	132	(28)	(397)	2,648	(4,300)	—	—	(1,652)	(2,049)	70,960	68,911	108	(175)	(1)	(68)
Vanguard Short Term Bond ETF (Varoom GLWB 5)	(332)	36	(7)	(303)	6,000	—	1,205	—	7,205	6,902	19,181	26,083	251	—	50	301

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2015

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

National Integrity Life Insurance Company Separate Account I (“the Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940 (the “1940 Act”), established by the National Integrity Life Insurance Company (the “Company”), a life insurance company that is a wholly-owned subsidiary of Integrity Life Insurance Company (“Integrity”), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Separate Account was established on May 19, 1986, under the insurance laws of the State of New York, for the purpose of issuing variable annuity contracts (“Contracts”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment subaccounts, or for certain contract holders, to one or more fixed guarantee rate options of the Company’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”). In addition, certain contract holders may also allocate or transfer their account values to options held in the Company’s general account. Such options include a guaranteed interest division, a quarterly rate option or a Systematic Transfer Option (“STO”). All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Each subaccount invests all its investible assets in shares of corresponding investment portfolios (“Underlying Funds”) of the investment companies listed below along with the investment advisor for each:

Trusts	Advisors
American Funds Insurance Series	Capital Research and Management Company
AIM (Invesco) Variable Insurance Fund	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.	BlackRock Advisors, LLC
Columbia Variable Series Trust II, Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisors, Inc.
Deutsche Investments VIT Funds	Deutsche Investment Management Americas, Inc.
(Fidelity) Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V	Fidelity Management and Research Company, Strategic Advisors, Inc., Strategic Advisers, Inc.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, Templeton Investment Counsel, LLC
iShares Trust	BlackRock Fund Advisors
JPMorgan Insurance Trust	J.P. Morgan Investment Management, Inc.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
Rydex Variable Trust	Security Investors, LLC, dba Guggenheim Investments
Touchstone Variable Series Trust	Touchstone Advisors, Inc.
The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management, Inc

Vanguard Bond Index Funds, Vanguard Index Funds, Vanguard International Equity Index Funds, Vanguard Scottsdale Funds, Vanguard Specialized Funds, Vanguard Tax-Managed Funds, Vanguard Variable Insurance Funds, Vanguard World Funds

The Vanguard Group, Inc.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holder’s account value in a subaccount will vary depending on the performance of the corresponding Underlying Fund. The Separate Account currently has 956 investment subaccounts available. The investment objective of each subaccount is to invest in the corresponding Underlying Fund. Refer to each Underlying Fund’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business the Company may conduct.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Investments

Investments in shares of the Underlying Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2015. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Underlying Funds’ shares of the Funds are determined based on identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Underlying Funds’ are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•                  Level 1 - inputs to the valuation methodology are quoted prices in active markets.

•                  Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

•                  Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year. The Separate Account’s policy is to recognize the transfers in and transfers out of levels at the beginning of the annual reporting period.

Unit Value

Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Taxes

Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, the Company pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, the Company retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements in accordance with the US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Subsequent Events

Management has evaluated subsequent events through the issuance of these financial statements and determined that no additional disclosures are required.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments

The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the period ended December 31, 2015 and the cost of investments held at December 31, 2015, for each subaccount, were as follows:

Subaccount	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$8,129	$60,113	$307,786
Touchstone Aggressive ETF (AnnuiChoice ®)	6,705	15,276	370,757
Touchstone Aggressive ETF (AnnuiChoice II)	90,660	120,241	506,108
Touchstone Aggressive ETF (GrandMaster flex3)	19,170	264,325	1,036,385
Touchstone Aggressive ETF (Grandmaster)	4,883	10,968	270,003
Touchstone Aggressive ETF (IQ Annuity)	52,467	184,714	745,232
Touchstone Aggressive ETF (Pinnacle)	11,657	110,735	644,867
Touchstone Aggressive ETF (Pinnacle IV)	17,549	334,019	876,605
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	54,652	1,234	89,545
Touchstone Aggressive ETF (Pinnacle Plus)	4,525	96,626	249,299
Touchstone Aggressive ETF (Pinnacle V)	214,181	206,870	817,282
Touchstone Baron Small Cap Growth (Pinnacle)	653,754	2,273,381	—
Touchstone Baron Small Cap Growth (Pinnacle IV)	895,485	2,635,378	—
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	5,779	16,547	—
Touchstone Baron Small Cap Growth (Pinnacle V)	1,227,513	2,687,080	—
Touchstone Baron Small Cap Growth (AdvantEdge)	177,020	537,766	—
Touchstone Baron Small Cap Growth (AnnuiChoice II)	591,638	874,921	—
Touchstone Baron Small Cap Growth (AnnuiChoice)	129,257	138,311	—
Touchstone Baron Small Cap Growth (GrandMaster flex3)	122,841	410,844	—
Touchstone Baron Small Cap Growth (Grandmaster)	419,454	1,411,174	—
Touchstone Baron Small Cap Growth (IQ Annuity)	428,039	1,387,828	—
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	145,106	195,695	—
Touchstone Baron Small Cap Growth (Pinnacle Plus)	207,292	735,973	—
Touchstone Conservative ETF (AdvantEdge)	35,656	133,395	125,728
Touchstone Conservative ETF (AnnuiChoice II)	28,829	49,344	350,375
Touchstone Conservative ETF (AnnuiChoice)	816	707	11,586
Touchstone Conservative ETF (GrandMaster flex3)	114,574	38,827	729,542
Touchstone Conservative ETF (Grandmaster)	13,481	12,369	175,324
Touchstone Conservative ETF (IQ Annuity)	371,428	258,712	1,308,438
Touchstone Conservative ETF (Pinnacle)	27,616	12,717	430,174
Touchstone Conservative ETF (Pinnacle IV)	83,042	644,378	1,262,047
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	275,224	17,073	336,512
Touchstone Conservative ETF (Pinnacle Plus)	710,126	537,589	804,883
Touchstone Conservative ETF Fund (Pinnacle V)	420,637	1,053,374	3,286,819
Touchstone Active Bond (AdvantEdge)	41,087	28,755	237,586
Touchstone Active Bond (AnnuiChoice II)	37,885	32,740	98,374
Touchstone Active Bond (AnnuiChoice)	40,433	48,994	235,294
Touchstone Active Bond (GrandMaster flex3)	133,880	5,747	181,567
Touchstone Active Bond (Grandmaster)	16,644	138,004	32,347
Touchstone Active Bond (IQ Annuity)	78,822	26,701	127,929

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Active Bond (Pinnacle)	$265,549	$23,770	$372,733
Touchstone Active Bond (Pinnacle IV)	673,023	133,487	1,242,756
Touchstone Active Bond (Pinnacle II Reduced M&E)	12	8,831	—
Touchstone Active Bond (Pinnacle Plus Reduced M&E)	164,743	5,261	187,246
Touchstone Active Bond (Pinnacle Plus)	187,648	44,074	241,533
Touchstone Active Bond (PinnacleV)	725,909	366,289	1,485,531
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	2,802	76,448	101,079
Touchstone GMAB Aggressive ETF (Pinnacle IV)	6,262	20,485	253,971
Touchstone GMAB Aggressive ETF (Pinnacle V)	3,462	165,954	132,062
Touchstone GMAB Conservative ETF (Pinnacle IV)	6,256	45,148	87,653
Touchstone GMAB Conservative ETF (Pinnacle V)	18,121	159,720	254,306
Touchstone GMAB Moderate ETF (Pinnacle IV)	128,269	424,777	762,432
Touchstone GMAB Moderate ETF(Pinnacle V)	125,630	753,567	756,713
Touchstone High Yield (AdvantEdge)	3,261	28,047	—
Touchstone High Yield (AnnuiChoice II)	3,428	28,189	—
Touchstone High Yield (AnnuiChoice)	4,432	86,855	—
Touchstone High Yield (GrandMaster flex3)	16,154	134,014	—
Touchstone High Yield (Grandmaster)	882	7,558	—
Touchstone High Yield (IQ Annuity)	10,620	131,768	—
Touchstone High Yield (Pinnacle)	79,124	366,328	—
Touchstone High Yield (Pinnacle IV)	91,063	963,817	—
Touchstone High Yield (Pinnacle II Reduced M&E)	22	4,378	—
Touchstone High Yield (Pinnacle Plus Reduced M&E)	103,382	137,793	—
Touchstone High Yield (Pinnacle Plus)	24,143	448,146	—
Touchstone High Yield (PinnacleV)	72,408	432,261	—
Touchstone Large Cap Core Equity (AdvantEdge)	10,555	23,866	114,999
Touchstone Large Cap Core Equity (AnnuiChoice II)	91,930	29,124	214,818
Touchstone Large Cap Core Equity (AnnuiChoice)	493	4,522	18,920
Touchstone Large Cap Core Equity (GrandMaster flex3)	604	1,351	23,388
Touchstone Large Cap Core Equity (Grandmaster)	8,186	1,875	62,034
Touchstone Large Cap Core Equity (IQ Annuity)	7,089	21,373	276,019
Touchstone Large Cap Core Equity (Pinnacle)	34,776	240,402	820,116
Touchstone Large Cap Core Equity (Pinnacle IV)	19,567	203,646	359,190
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	842	603	36,897
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	19,634	24,808	125,093
Touchstone Large Cap Core Equity (Pinnacle Plus)	1,986	43,038	92,975
Touchstone Large Cap Core Equity (PinnacleV)	230,652	88,254	653,892
Touchstone Focused (AdvantEdge)	640,797	33,845	660,617
Touchstone Focused (AnnuiChoice II)	1,200,275	35,711	1,295,018
Touchstone Focused (AnnuiChoice)	403,219	23,109	482,521
Touchstone Focused (GrandMaster flex3)	967,486	16,665	1,085,458
Touchstone Focused (Grandmaster)	1,720,310	99,141	1,786,216
Touchstone Focused (IQ Annuity)	2,578,580	139,972	2,730,646
Touchstone Focused (Pinnacle)	4,307,960	106,122	4,519,745
Touchstone Focused (Pinnacle IV)	4,052,894	196,125	4,821,442
Touchstone Focused (Pinnacle II Reduced M&E)	89,187	67	89,115
Touchstone Focused (Pinnacle Plus Reduced M&E)	576,669	110,564	868,752

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Focused (Pinnacle Plus)	$4,929,587	$264,278	$4,967,923
Touchstone Focused (PinnacleV)	3,151,811	95,731	3,243,478
Touchstone Moderate ETF (AdvantEdge)	151,733	50,268	994,117
Touchstone Moderate ETF (AnnuiChoice II)	121,041	79,702	729,285
Touchstone Moderate ETF (AnnuiChoice)	32,223	7,550	213,108
Touchstone Moderate ETF (GrandMaster flex3)	95,081	244,921	593,777
Touchstone Moderate ETF (Grandmaster)	23,678	31,842	132,971
Touchstone Moderate ETF (IQ Annuity)	226,681	74,796	1,068,918
Touchstone Moderate ETF (Pinnacle)	67,065	109,965	392,334
Touchstone Moderate ETF (Pinnacle IV)	265,999	569,004	1,514,373
Touchstone Moderate ETF (Pinnacle II Reduced M&E)	—	12,925	—
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	439,244	165,651	706,069
Touchstone Moderate ETF (Pinnacle Plus)	155,256	700,636	843,348
Touchstone Moderate ETF (Pinnacle V)	807,225	370,180	1,963,295
Touchstone Money Market (AdvantEdge)	219,117	1,671,036	—
Touchstone Money Market (AnnuiChoice II)	1,490	387,205	—
Touchstone Money Market (AnnuiChoice)	14	435,670	—
Touchstone Money Market (GrandMaster flex3)	10,287	1,595,510	—
Touchstone Money Market (Grandmaster)	63,692	2,067,768	—
Touchstone Money Market (IQ3)	2,070	7,137,617	—
Touchstone Money Market (Pinnacle)	50,123	1,405,409	—
Touchstone Money Market (Pinnacle IV)	35,909	1,739,788	—
Touchstone Money Market (Pinnacle II Reduced M&E)	184	28,641	—
Touchstone Money Market (Pinnacle Plus Reduced M&E)	5,593	173,510	—
Touchstone Money Market (Pinnacle Plus)	3	133,625	—
Touchstone Money Market (Pinnacle V)	512,148	1,933,095	—
Touchstone Third Avenue Value (AdvantEdge)	50,710	215,218	—
Touchstone Third Avenue Value (AnnuiChoice II)	61,561	312,175	—
Touchstone Third Avenue Value (AnnuiChoice)	43,639	245,577	—
Touchstone Third Avenue Value (GrandMaster flex3)	134,443	649,320	—
Touchstone Third Avenue Value (Grandmaster)	92,351	677,550	—
Touchstone Third Avenue Value (IQ Annuity)	242,626	1,398,103	—
Touchstone Third Avenue Value (Pinnacle)	421,912	2,437,903	—
Touchstone Third Avenue Value (Pinnacle IV)	299,448	1,954,390	—
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	12,426	69,091	—
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	211,170	372,960	—
Touchstone Third Avenue Value (Pinnacle Plus)	33,599	458,017	—
Touchstone Third Avenue Value (Pinnacle V)	139,755	799,822	—
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	55,669	113,305	943,747
Fidelity VIP Balanced (Grandmaster)	61,408	332,771	1,167,391
Fidelity VIP Overseas (Pinnacle)	1,389	22,354	80,786
Fidelity VIP Overseas (Pinnacle IV)	2,322	6,275	101,679
Fidelity VIP Equity-Income (Grandmaster)	1,061,186	1,210,499	7,062,655
Fidelity VIP Equity-Income (Pinnacle)	150,783	186,612	1,521,723
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	1,754	157	13,456
Fidelity VIP Growth (Grandmaster)	159,597	751,530	2,332,223

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Initial Class (continued):
Fidelity VIP High Income (Grandmaster)	$477,961	$641,509	$1,802,645
Fidelity VIP II Asset Manager (Grandmaster)	325,092	286,445	3,136,722
Fidelity VIP II Contrafund (Grandmaster)	1,129,091	1,436,300	7,405,863
Fidelity VIP II Contrafund (Pinnacle)	619,285	976,029	2,992,089
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	4,050	5,102	29,264
Fidelity VIP II Index 500 (Grandmaster)	67,976	640,183	2,088,829
Fidelity VIP II Index 500 (IQ3)	570	395	18,566
Fidelity VIP II Index 500 (Pinnacle)	48,687	587,746	1,286,633
Fidelity VIP II Index 500 (Pinnacle IV)	426	297	13,310
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	479	3,962	15,555
Fidelity VIP II Investment Grade Bond (Pinnacle)	23,392	129,232	720,758
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	25,505	612,900	706,154
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	48	4,791	—
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	233	26,122	7,250
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	715	23,032	19,190
Fidelity VIP II Investment Grade Bond (Grandmaster)	27,660	211,571	1,013,444
Fidelity VIP II Investment Grade Bond (IQ Annuity)	1,000	3,444	37,099
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	1,888	25,380	70,567
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	106	198	3,889
Fidelity VIP Overseas (AnnuiChoice)	26	20	1,135
Fidelity VIP Overseas (Grandmaster flex3)	469	511	20,266
Fidelity VIP Overseas (Grandmaster)	20,863	211,100	1,375,707
Fidelity VIP Overseas (IQ Annuity)	273	281	17,306
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	62,014	729	64,641
Fidelity VIP Overseas (Pinnacle Plus)	67	62,083	4,036
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle)	14,560	92,135	212,338
Fidelity VIP III Mid Cap (Grandmaster)	201,186	129,765	1,956,635
Fidelity VIP III Mid Cap (Pinnacle)	304,782	476,929	1,339,250
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)	947	4,082	3,810
Fidelity VIP Government Money Market IC (Pinacle)	1,441,692	515,149	926,543
Fidelity VIP Government Money Market IC (Pinacle II)	28,539	10,205	18,334
Fidelity VIP Government Money Market IC (Pinacle IV)	1,984,029	786,123	1,197,906
Fidelity VIP Government Money Market IC (Pinacle V)	2,410,129	1,672,840	737,289
Fidelity VIP Government Money Market IC (Pinnacle Plus)	486,763	293,171	193,592
Fidelity VIP Government Money Market IC (Pinnacle Plus)	227,852	35,175	192,677
Fidelity VIP Government Money Market IC (GrandMaster)	2,451,642	742,872	1,708,770
Fidelity VIP Government Money Market IC (GrandMaster flex3)	2,748,276	1,323,789	1,424,487
Fidelity VIP Government Money Market IC (AdvantEdge)	1,960,582	799,529	1,161,053
Fidelity VIP Government Money Market IC (AnnuiChoice)	434,747	231,097	203,650
Fidelity VIP Government Money Market IC (AnnuiChoice 2)	624,334	423,558	200,776
Fidelity VIP Government Money Market IC (IQ3)	12,634,789	6,473,720	6,161,069
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	14,061	85,098	100,384
Fidelity VIP Asset Manager (AdvantEdge)	30,296	5,108	86,930
Fidelity VIP Asset Manager (AnnuiChoice II)	15,548	10,214	153,589
Fidelity VIP Asset Manager (AnnuiChoice)	6,283	12,916	57,317

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (GrandMaster flex3)	$1,830	$10,427	$14,671
Fidelity VIP Asset Manager (Pinnacle)	2,760	13,719	33,361
Fidelity VIP Asset Manager (Pinnacle IV)	30,589	134,497	252,267
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	12,204	20,351	34,664
Fidelity VIP Asset Manager (Pinnacle Plus)	6,360	34,352	52,575
Fidelity VIP Asset Manager (Pinnacle V)	56,788	151,302	278,181
Fidelity VIP Balanced (AdvantEdge)	35,931	229,846	512,434
Fidelity VIP Balanced (AnnuiChoice II)	513,548	33,592	937,374
Fidelity VIP Balanced (AnnuiChoice)	13,491	40,743	264,941
Fidelity VIP Balanced (GrandMaster flex3)	10,319	16,871	116,145
Fidelity VIP Balanced (Grandmaster)	413,777	407,055	449,410
Fidelity VIP Balanced (IQ3)	8,735	27,920	179,516
Fidelity VIP Balanced (Pinnacle)	38,783	95,194	313,155
Fidelity VIP Balanced (Pinnacle IV)	102,912	421,538	990,121
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	144,917	23,262	239,397
Fidelity VIP Balanced (Pinnacle Plus)	24,715	203,814	252,966
Fidelity VIP Balanced (Pinnacle V)	702,228	467,124	1,389,519
Fidelity VIP Contrafund (AdvantEdge)	240,489	456,006	1,323,972
Fidelity VIP Contrafund (AnnuiChoice II)	418,342	164,174	1,004,982
Fidelity VIP Contrafund (AnnuiChoice)	95,430	60,370	584,477
Fidelity VIP Contrafund (GrandMaster flex3)	106,048	189,937	728,595
Fidelity VIP Contrafund (IQ Advisor Standard)	1,268	80	11,702
Fidelity VIP Contrafund (IQ3)	237,164	468,555	1,124,802
Fidelity VIP Contrafund (Pinnacle IV)	549,032	1,051,587	3,122,366
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	382,341	149,602	755,133
Fidelity VIP Contrafund (Pinnacle Plus)	5,007,957	1,072,043	5,632,578
Fidelity VIP Contrafund (Pinnacle V)	2,040,726	1,311,396	6,221,178
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	90,263	498	93,721
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	193	359	28,821
Fidelity VIP Disciplined Small Cap (GrandMaster)	91	5,785	10,628
Fidelity VIP Disciplined Small Cap (IQ Annuity)	421	2,141	58,858
Fidelity VIP Disciplined Small Cap (Pinnacle)	679	30,439	107,772
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	420	2,138	63,837
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E)	4,854	123	4,722
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	6,279	8,678	77,004
Fidelity VIP Disciplined Small Cap (Pinnacle V)	120,168	76,517	126,299
Fidelity VIP Equity-Income (AnnuiChoice II)	149,704	26,422	435,213
Fidelity VIP Equity-Income (AdvantEdge)	26,871	11,112	168,435
Fidelity VIP Equity-Income (AnnuiChoice)	33,722	16,969	241,266
Fidelity VIP Equity-Income (GrandMaster flex3)	19,026	17,796	128,402
Fidelity VIP Equity-Income (IQ3)	53,055	18,983	325,905
Fidelity VIP Equity-Income (Pinnacle IV)	174,894	587,906	752,690
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	179,715	78,585	424,968
Fidelity VIP Equity-Income (Pinnacle Plus)	81,498	247,845	475,033
Fidelity VIP Equity-Income (Pinnacle V)	574,736	392,051	1,219,258
Fidelity VIP Freedom 2010 (Advantedge)	188	118,575	2,885
Fidelity VIP Freedom 2010 (AnnuiChoice II)	1,793	17,126	94,732

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2010 (GrandMaster flex3)	$148	$123	$5,573
Fidelity VIP Freedom 2010 (GrandMaster)	2,309	5,705	10,895
Fidelity VIP Freedom 2010 (Pinnacle)	1,876	1,362	88,096
Fidelity VIP Freedom 2010 (Pinnacle IV)	15,465	84,920	187,089
Fidelity VIP Freedom 2010 (Pinnacle Plus)	99	9,795	5,057
Fidelity VIP Freedom 2010 (Pinnacle V)	12,399	179,446	561,113
Fidelity VIP Freedom 2015 (AdvantEdge)	2,782	29,050	106,636
Fidelity VIP Freedom 2015 (AnnuiChoice II)	207	11,459	7,845
Fidelity VIP Freedom 2015 (GrandMaster flex3)	167	123	6,745
Fidelity VIP Freedom 2015 (Pinnacle IV)	954	340,426	35,814
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E)	22,436	3,563	18,788
Fidelity VIP Freedom 2015 (Pinnacle Plus)	3,154	34,693	45,487
Fidelity VIP Freedom 2015 (Pinnacle V)	102,191	153,290	544,779
Fidelity VIP Freedom 2020 (AdvantEdge)	12	928	422
Fidelity VIP Freedom 2020 (AnnuiChoice II)	486	42,659	21,684
Fidelity VIP Freedom 2020 (GrandMaster)	1,611	145	9,886
Fidelity VIP Freedom 2020 (Pinnacle IV)	10,907	455,281	3,543
Fidelity VIP Freedom 2020 (Pinnacle Plus)	124,826	146,004	—
Fidelity VIP Freedom 2020 (Pinnacle V)	159,128	5,228	333,533
Fidelity VIP Freedom 2025 (Advantedge)	15	938	413
Fidelity VIP Freedom 2025 (Pinnacle IV)	172	998	7,098
Fidelity VIP Freedom 2025 (Pinnacle V)	359,768	299,953	512,393
Fidelity VIP Freedom 2030 (AnnuiChoice II)	9,553	75	9,476
Fidelity VIP Freedom 2030 (Pinnacle IV)	64	62	2,708
Fidelity VIP Freedom 2030 (Pinnacle Plus Reduced M&E)	3,740	27,451	—
Fidelity VIP Freedom 2030 (Pinnacle Plus)	240,462	16,235,852	969,552
Fidelity VIP Freedom 2030 (Pinnacle V)	3,514	4,883	133,407
Fidelity VIP Growth (AnnuiChoice II)	266,443	23,006	504,383
Fidelity VIP Growth (GrandMaster)	78,083	56,356	431,804
Fidelity VIP Growth (AdvantEdge)	2,971	14,349	53,421
Fidelity VIP Growth (AnnuiChoice)	2,946	7,063	65,874
Fidelity VIP Growth (GrandMaster flex3)	5,922	10,105	44,019
Fidelity VIP Growth (IQ3)	4,246	8,794	68,658
Fidelity VIP Growth (Pinnacle)	110,280	15,582	172,346
Fidelity VIP Growth (Pinnacle IV)	35,613	80,967	289,933
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	10,419	14,157	10,282
Fidelity VIP Growth (Pinnacle Plus)	12,280	107,137	278,576
Fidelity VIP Growth (Pinnacle V)	135,397	162,174	340,836
Fidelity VIP High Income (AdvantEdge)	1,131,154	1,131,961	47,722
Fidelity VIP High Income (AnnuiChoice II)	21,637	12,683	137,705
Fidelity VIP High Income (AnnuiChoice)	14,396	18,926	225,261
Fidelity VIP High Income (GrandMaster flex3)	2,446,631	2,516,127	49,328
Fidelity VIP High Income (IQ3)	11,707,153	11,789,643	256,067
Fidelity VIP High Income (Pinnacle)	4,907	20,162	28,561
Fidelity VIP High Income (Pinnacle IV)	224,846	252,809	226,170
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	43,489	3,712	40,697
Fidelity VIP High Income (Pinnacle Plus)	10,447	55,950	134,206

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (Pinnacle V)	$324,748	$379,717	$369,004
Fidelity VIP II Index 500 (Pinnacle)	47,619	168,993	528,302
Fidelity VIP II Index 500 (Pinnacle IV)	376,599	610,455	2,299,844
Fidelity VIP II Index 500 (Pinnacle V)	2,378,613	1,613,886	6,092,849
Fidelity VIP Index 500 (AdvantEdge)	105,230	236,774	813,271
Fidelity VIP Index 500 (AnnuiChoice II)	1,377,601	159,954	2,208,811
Fidelity VIP Index 500 (AnnuiChoice)	99,766	17,787	355,023
Fidelity VIP Index 500 (Grandmaster flex3)	18,521	55,822	257,903
Fidelity VIP Index 500 (Grandmaster)	241,577	280,428	2,202,104
Fidelity VIP Index 500 (IQ3)	51,566	288,248	460,404
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	153,134	97,397	569,977
Fidelity VIP Index 500 (Pinnacle Plus)	69,115	378,348	700,564
Fidelity VIP Investment Grade Bond (AdvantEdge)	76,921	118,377	779,247
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	460,165	72,251	1,094,122
Fidelity VIP Investment Grade Bond (AnnuiChoice)	4,388	55,640	162,165
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	2,668	23,861	64,757
Fidelity VIP Investment Grade Bond (GrandMaster)	79,095	33,557	449,959
Fidelity VIP Investment Grade Bond (IQ3)	10,967	143,618	293,153
Fidelity VIP Investment Grade Bond (Pinnacle)	54,020	97,216	142,326
Fidelity VIP Investment Grade Bond (Pinnacle IV)	39,764	411,872	635,198
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	447	12,628	17,566
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	20,517	18,990	82,397
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	4,711,038	179,828	4,608,021
Fidelity VIP Investment Grade Bond (Pinnacle V)	2,518,752	615,762	8,504,474
Fidelity VIP Mid Cap (AdvantEdge)	137,623	135,835	662,917
Fidelity VIP Mid Cap (AnnuiChoice II)	290,808	24,702	779,894
Fidelity VIP Mid Cap (AnnuiChoice)	36,708	11,677	277,413
Fidelity VIP Mid Cap (GrandMaster flex3)	37,677	28,575	251,321
Fidelity VIP Mid Cap (Grandmaster)	92,557	22,854	439,536
Fidelity VIP Mid Cap (IQ Annuity)	162,103	119,701	874,971
Fidelity VIP Mid Cap (Pinnacle)	64,225	81,094	376,219
Fidelity VIP Mid Cap (Pinnacle IV)	169,913	311,943	1,013,852
Fidelity VIP Mid Cap (Pinnacle II Reduced M&E)	218	1,830	—
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	191,555	95,791	620,684
Fidelity VIP Mid Cap (Pinnacle Plus)	119,053	250,755	464,364
Fidelity VIP Mid Cap (Pinnacle V)	488,418	481,378	1,868,000
Fidelity VIP Overseas (AdvantEdge)	12,597	58,322	295,598
Fidelity VIP Overseas (AnnuiChoice II)	80,899	11,351	242,528
Fidelity VIP Overseas (AnnuiChoice)	3,531	38,788	138,403
Fidelity VIP Overseas (GrandMaster flex3)	17,513	10,513	99,932
Fidelity VIP Overseas (GrandMaster)	20,422	72,552	173,499
Fidelity VIP Overseas (IQ3)	15,884	24,189	273,889
Fidelity VIP Overseas (Pinnacle)	23,919	45,376	364,074
Fidelity VIP Overseas (Pinnacle IV)	77,997	120,370	461,760
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	70,727	33,033	76,042
Fidelity VIP Overseas (Pinnacle Plus)	116,848	193,039	176,082
Fidelity VIP Overseas (Pinnacle V)	114,526	248,667	839,608

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Target Volatility (AdvantEdge)	$345	$22,617	$—
Fidelity VIP Target Volatility (AnnuiChoice II)	8,407	72	8,331
Fidelity VIP Target Volatility (Pinnacle V)	197,476	14,332	242,112
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge)	366	17,772	27,810
Columbia VIT Mid Cap Value (AnnuiChoice II)	320,645	3,126	336,391
Columbia VIT Mid Cap Value (Annuichoice)	1,674	47	4,665
Columbia VIT Mid Cap Value (Grandmaster flex3)	—	41,661	148,640
Columbia VIT Mid Cap Value (Grandmaster)	—	41,814	863
Columbia VIT Mid Cap Value (Pinnacle)	254	16,578	33,298
Columbia VIT Mid Cap Value (Pinnacle IV)	—	6,300	40,692
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E)	34,939	28,162	29,966
Columbia VIT Mid Cap Value (Pinnacle Plus)	—	56,968	157,935
Columbia VIT Mid Cap Value (Pinnacle V)	89,950	71,546	218,204
Franklin Growth and Income VIP Fund (Pinnacle)	134,372	464,268	1,656,559
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	453	1,726	6,184
Franklin Income VIP Fund (Pinnacle)	255,122	715,698	4,006,932
Franklin Income VIP Fund (Pinnacle II Reduced M&E)	12,523	2,926	260,338
JP Morgan IT Mid Cap Value (AnnuiChoice)	174	26	1,449
JP Morgan IT Mid Cap Value (GrandMaster flex3)	8,316	20,087	51,279
JP Morgan IT Mid Cap Value (Grandmaster)	6,839	4,522	39,918
JP Morgan IT Mid Cap Value (IQ3)	5,164	1,044	30,591
JP Morgan IT Mid Cap Value (Pinnacle)	8,066	1,820	49,637
JP Morgan IT Mid Cap Value (Pinnacle IV)	66,345	104,314	325,778
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	85,467	22,084	240,310
JP Morgan IT Mid Cap Value (Pinnacle Plus)	6,232	81,016	4,751
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	515	343	9,501
Morgan Stanley UIF Emerging Markets Debt (IQ3)	73	24	1,310
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	11,997	83,020	155,963
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	3,550	10,745	61,399
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	753	163	16,041
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	64	64	2,873
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	17	29,431	1,082
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	1,603	6,937	70,998
Morgan Stanley UIF U.S. Real Estate (IQ3)	990	1,127	45,143
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	64,974	388,882	439,992
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	25,312	648,839	464,990
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge)	64,021	308	63,720
American Funds Managed Risk Asset Allocation (AnnuiChoice)	3	3	95
American Funds Managed Risk Asset Allocation (AnnuiChoice II)	41,802	9,666	101,211
American Funds Managed Risk Asset Allocation (GrandMaster flex3)	5,153	948	5,831
American Funds Managed Risk Asset Allocation (Pinnacle)	23	9,643	631
American Funds Managed Risk Asset Allocation (Pinnacle IV)	631	6,634	13,438
American Funds Managed Risk Asset Allocation (Pinnacle V)	670,032	36,642	1,392,896
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	16,360	59,550	184,673
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	50,491	15,603	125,470

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	$1,100	$242	$16,472
Columbia VIT Small Cap Value Class 2 (Grandmaster)	10,017	935	48,306
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	6,716	9,809	88,343
Columbia VIT Small Cap Value Class 2 (Pinnacle)	6,584	377	12,886
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	2,893	3,038	43,292
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	230,228	33,639	603,837
Franklin Growth and Income VIP Fund (AdvantEdge)	9,251	17,512	100,692
Franklin Growth and Income VIP Fund (AnnuiChoice II)	156,368	44,134	334,781
Franklin Growth and Income VIP Fund (AnnuiChoice)	15,464	28,072	137,532
Franklin Growth and Income VIP Fund (GrandMaster flex3)	25,786	48,581	220,309
Franklin Growth and Income VIP Fund (Grandmaster)	47,312	40,730	644,320
Franklin Growth and Income VIP Fund (IQ Annuity)	59,281	156,848	537,368
Franklin Growth and Income VIP Fund (Pinnacle)	50,365	95,056	585,046
Franklin Growth and Income VIP Fund (Pinnacle IV)	134,752	315,605	1,227,691
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	2	881	17
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)	152,456	22,838	306,525
Franklin Growth and Income VIP Fund (Pinnacle Plus)	24,429	221,195	166,235
Franklin Growth and Income VIP Fund (Pinnacle V)	86,905	140,103	818,698
Franklin Income VIP Fund (AdvantEdge)	19,163	123,307	257,495
Franklin Income VIP Fund (AnnuiChoice II)	307,138	133,053	821,669
Franklin Income VIP Fund (AnnuiChoice)	7,796	21,577	143,092
Franklin Income VIP Fund (GrandMaster flex3)	58,272	177,772	989,050
Franklin Income VIP Fund (Grandmaster)	56,339	227,257	783,208
Franklin Income VIP Fund (IQ Annuity)	113,460	174,846	967,733
Franklin Income VIP Fund (Pinnacle IV)	166,172	492,914	2,000,738
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)	216,475	81,637	436,938
Franklin Income VIP Fund (Pinnacle Plus)	20,423	384,578	240,581
Franklin Income VIP Fund (Pinnacle V)	2,586,656	1,317,604	8,374,091
Franklin Large Cap Growth VIP Fund (AdvantEdge)	82,797	71,399	171,259
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)	85,976	11,745	243,054
Franklin Large Cap Growth VIP Fund (AnnuiChoice)	21,213	34,581	49,542
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)	55,595	18,464	44,165
Franklin Large Cap Growth VIP Fund (Grandmaster)	22,146	9,274	43,919
Franklin Large Cap Growth VIP Fund (IQ Annuity)	85,576	129,391	208,343
Franklin Large Cap Growth VIP Fund (Pinnacle)	37,073	25,857	131,712
Franklin Large Cap Growth VIP Fund (Pinnacle IV)	191,364	70,892	599,217
Franklin Large Cap Growth VIP Fund (Pinnacle II Reduced M&E)	—	6,301	—
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)	29,312	5,622	90,638
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)	46,098	30,193	136,056
Franklin Large Cap Growth VIP Fund (Pinnacle V)	346,046	118,517	953,292
Franklin Mutual Shares VIP Fund (AdvantEdge)	204,429	257,319	1,346,419
Franklin Mutual Shares VIP Fund (AnnuiChoice II)	327,128	107,964	834,851
Franklin Mutual Shares VIP Fund (AnnuiChoice)	24,066	28,474	181,237
Franklin Mutual Shares VIP Fund (GrandMaster flex3)	70,738	78,447	510,729
Franklin Mutual Shares VIP Fund (IQ Advisor Standard)	1,164	70	10,333
Franklin Mutual Shares VIP Fund (IQ Annuity)	55,995	29,394	254,795
Franklin Mutual Shares VIP Fund (Pinnacle)	54,951	55,454	417,173

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares VIP Fund (Pinnacle IV)	$137,776	$142,575	$902,025
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)	—	879	—
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)	180,073	16,823	248,069
Franklin Mutual Shares VIP Fund (Pinnacle Plus)	39,183	264,110	176,747
Franklin Mutual Shares VIP Fund (Pinnacle V)	1,323,316	593,890	3,962,332
Franklin Mutual Shares VIP Fund(Grandmaster)	50,744	141,646	289,156
Franklin Small Cap Value VIP Fund (AdvantEdge)	35,880	11,082	98,951
Franklin Small Cap Value VIP Fund (Annuichoice II)	49,585	25,744	58,665
Franklin Small Cap Value VIP Fund (Annuichoice)	3,560	23,776	—
Franklin Small Cap Value VIP Fund (Grandmaster)	24,074	52,361	116,932
Franklin Small Cap Value VIP Fund (Grandmaster flex3)	8,053	1,994	21,595
Franklin Small Cap Value VIP Fund (IQ Annuity)	33,811	116,292	92,391
Franklin Small Cap Value VIP Fund (Pinnacle Plus Reduced M&E)	5,059	116	13,493
Franklin Small Cap Value VIP Fund (Pinnacle Plus)	48,680	55,476	51,876
Franklin Small Cap Value VIP Fund (Pinnacle)	25,986	32,786	138,564
Franklin Small Cap Value VIP Fund (Pinnacle IV)	23,172	12,672	132,005
Franklin Small Cap Value VIP Fund (Pinnacle V)	90,308	108,092	343,242
Invesco VI American Franchise (AdvantEdge)	322	1,374	8,303
Invesco VI American Franchise (AnnuiChoice II)	18,085	881	29,965
Invesco VI American Franchise (GrandMaster flex3)	72	207	11,294
Invesco VI American Franchise (Grandmaster)	33	76	3,795
Invesco VI American Franchise (IQ Annuity)	535	438	110
Invesco VI American Franchise (Pinnacle Plus Reduced M&E)	—	2,406	—
Invesco VI American Franchise (Pinnacle Plus)	170	81,202	29,836
Invesco VI American Franchise (Pinnacle)	96	4,339	13,994
Invesco VI American Franchise (Pinnacle IV)	2,455	18,352	74,279
Invesco VI American Franchise (Pinnacle V)	1,544	64,369	43,179
Invesco VI American Value (AdvantEdge)	85,483	115,743	365,762
Invesco VI American Value (AnnuiChoice II)	297,956	49,217	455,816
Invesco VI American Value (AnnuiChoice)	338	136	2,562
Invesco VI American Value (Grandmaster flex3)	30,956	34	30,920
Invesco VI American Value (Grandmaster)	9,938	32,532	—
Invesco VI American Value (IQ Annuity)	1,714	95,717	15,058
Invesco VI American Value (Pinnacle Plus Reduced M&E)	2,969	8,120	26,609
Invesco VI American Value (Pinnacle Plus)	16,959	114,550	157,896
Invesco VI American Value II (Pinnacle V)	377,430	60,285	752,936
Invesco VI American Value II (Pinnacle)	54,004	39,596	32,582
Invesco VI American Value II (Pinnacle IV)	8,530	26,860	43,358
Invesco VI Comstock (AdvantEdge)	15,441	23,450	174,749
Invesco VI Comstock (AnnuiChoice II)	241,681	52,965	479,859
Invesco VI Comstock (AnnuiChoice)	1,053	1,578	40,669
Invesco VI Comstock (GrandMaster flex3)	2,430	4,546	64,789
Invesco VI Comstock (Grandmaster)	3,222	152,149	46,669
Invesco VI Comstock (IQ Annuity)	501	392	13,150
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	19,118	16,909	75,378
Invesco VI Comstock (Pinnacle Plus)	1,412	20,719	44,294
Invesco VI Comstock (Pinnacle)	5,532	7,541	79,296

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Invesco VI Comstock (Pinnacle IV)	$7,406	$57,517	$143,370
Invesco VI Comstock (Pinnacle II Reduced M&E)	—	2,308	—
Invesco VI Comstock (Pinnacle V)	519,954	75,159	1,341,661
Invesco VI International Growth Class II (Advantedge)	2,623	8,208	92,161
Invesco VI International Growth Class II (IQ Advisor Enhanced)	71,084	30,620	206,572
Invesco VI International Growth Class II (Pinnacle Plus)	46,803	16,729	110,426
Invesco VI International Growth Class II (Pinnacle)	3,927	16,716	67,114
Invesco VI International Growth Class II (Pinnacle V)	274,028	75,703	668,620
Invesco VI International Growth II (Grandmaster)	32,579	294	32,258
Templeton Foreign VIP Fund (IQ Annuity)	41,692	30,318	279,563
Templeton Foreign VIP (Pinnacle)	29,734	71,096	230,013
Templeton Foreign VIP (Pinnacle IV)	78,370	203,320	890,384
Templeton Foreign VIP (Pinnacle II Reduced M&E)	—	1,953	—
Templeton Foreign VIP (Pinnacle V)	480,856	176,234	1,842,794
Templeton Foreign VIP Fund (AnnuiChoice II)	122,358	27,629	368,127
Templeton Foreign VIP Fund (AnnuiChoice)	4,337	5,270	56,551
Templeton Foreign VIP Fund (AdvantEdge)	56,320	67,589	445,439
Templeton Foreign VIP Fund (GrandMaster flex3)	37,930	34,412	335,770
Templeton Foreign VIP Fund (Grandmaster)	11,741	24,865	120,916
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E)	142,437	44,758	174,530
Templeton Foreign VIP Fund (Pinnacle Plus)	18,989	261,975	203,945
Templeton Global Bond VIP Fund (Pinnacle)	23,627	9,347	79,028
Templeton Global Bond VIP Fund (Grandmaster)	39,173	4,424	40,393
Templeton Global Bond VIP Fund (GrandMaster flex3)	115,713	5,593	157,650
Templeton Global Bond VIP Fund (Pinnacle V)	16,917	15,464	52,677
Templeton Global Bond VIP Fund (Pinnacle IV)	72,848	46,504	199,326
Templeton Global Bond VIP Fund (AnnuiChoice II)	47,993	7,624	344,706
Templeton Growth VIP Fund (AdvantEdge)	5,664	8,340	70,573
Templeton Growth VIP Fund (AnnuiChoice II)	66,526	28,232	128,783
Templeton Growth VIP Fund (AnnuiChoice)	741	301	26,412
Templeton Growth VIP Fund (GrandMaster flex3)	10,886	59,371	229,096
Templeton Growth VIP Fund (Grandmaster)	2,270	17,529	76,012
Templeton Growth VIP Fund (IQ Advisor Standard)	283	66	10,327
Templeton Growth VIP Fund (IQ Annuity)	11,175	35,751	155,137
Templeton Growth VIP Fund (Pinnacle)	3,844	8,713	122,574
Templeton Growth VIP Fund (Pinnacle IV)	25,351	119,670	432,524
Templeton Growth VIP Fund (Pinnacle II Reduced M&E)	291	130	8,945
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E)	50,083	9,105	94,719
Templeton Growth VIP Fund (Pinnacle Plus)	3,954	149,837	93,894
Templeton Growth VIP Fund (Pinnacle V)	41,438	264,855	463,278
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	37,204	9,936	199,936
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	38,169	31,531	81,116
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	5,049	1,060	100,861
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	7,031	2,386	138,893
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	61	17	1,252
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	13,793	11,683	169,096
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	2,825	10,855	55,065

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	$50,203	$5,096	$92,455
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	6,120	51,159	84,927
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	57,477	146,447	321,062
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	65,313	66,538	382,566
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	21,968	3,467	83,960
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	707	30,498	57,930
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	12,108	20,473	139,861
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	6,523	255,264	86,062
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	11,837	18,313	267,190
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	11,291	28,610	120,385
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	45,681	245,668	338,611
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	46,874	8,935	76,918
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	11,687	196,430	268,178
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	108,785	257,157	737,123
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	89,106	14,646	154,973
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	22,953	335,232	300,838
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	21,170	42,005	241,318
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	139,149	12,768	263,892
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	49	1,887	2,077
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	7,505	7,227	51,809
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	13,016	19,273	67,418
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	11,426	84,374	136,638
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	52,874	252,239	383,108
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	201,664	293,835	848,667
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	23,725	60,420	283,837
BlackRock Capital Appreciation VI (AnnuiChoice II)	99,413	7,280	210,020
BlackRock Capital Appreciation VI (Annuichoice)	26	8	350
BlackRock Capital Appreciation VI (Grandmaster flex3)	768	160	9,573
BlackRock Capital Appreciation VI Class III (Grandmaster)	119,535	4,293	120,251
BlackRock Capital Appreciation VI Class III (Pinnacle)	44,250	4,220	49,560
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	10,163	21,189	49,732
BlackRock Capital Appreciation VI Class III (Pinnacle V)	192,004	100,913	956,161
BlackRock Global Allocation VI (Advantedge)	33,418	100,364	478,563
BlackRock Global Allocation VI (AnnuiChoice II)	70,112	10,983	175,317
BlackRock Global Allocation VI (Annuichoice)	2,692	2,873	42,182
BlackRock Global Allocation VI (Grandmaster flex3)	43,968	52,040	204,490
BlackRock Global Allocation VI (Grandmaster)	1,062	4,136	7,902
BlackRock Global Allocation VI Class III (Pinnacle)	12,562	11,176	23,826
BlackRock Global Allocation VI Class III (Pinnacle IV)	16,913	10,770	48,847
BlackRock Global Allocation VI Class III (Pinnacle V)	140,893	66,668	276,342
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	8,609	71	8,530
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)	88,511	60,662	134,779
Non-Affiliated Class 4:
American Funds Capital Income Builder (Pinnacle IV)*	35,202	85	35,115
American Funds Capital Income Builder (Pinnacle V)*	153,993	48,571	103,852
American Funds Capital Income Builder (AnnuiChoice II)*	146,509	2,387	144,034

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 4 (continued):
American Funds Global Growth (AdvantEdge)	$15,275	$1,886	$22,237
American Funds Global Growth (AnnuiChoice)	30,726	782	29,958
American Funds Global Growth (AnnuiChoice II)	527,956	6,346	541,562
American Funds Global Growth (GrandMaster)	413,382	16,143	397,484
American Funds Global Growth (GrandMaster flex3)	35,319	485	34,821
American Funds Global Growth (Pinnacle)	45	50	402
American Funds Global Growth (Pinnacle IV)	290,704	3,703	286,930
American Funds Global Growth (Pinnacle V)	238,073	8,623	262,379
American Funds Growth (AnnuiChoice II)	93,858	2,280	151,784
American Funds Growth (Pinnacle)	—	2,527	—
American Funds Growth (Pinnacle IV)	6,544	34	6,508
American Funds Growth (Pinnacle V)	29,440	182	29,230
American Funds Growth-Income (AdvantEdge)	29,957	2,005	27,777
American Funds Growth-Income (AnnuiChoice II)	419,282	545,356	305,194
American Funds Growth-Income (GrandMaster)	120,767	14,420	126,533
American Funds Growth-Income (Pinnacle)	5,716	175	16,531
American Funds Growth-Income (Pinnacle IV)	50,808	8,907	70,675
American Funds Growth-Income (Pinnacle V)	759,819	65,563	815,570
American Funds New World (AdvantEdge)	14,388	1,229	13,114
American Funds New World (AnnuiChoice)	21,808	552	21,261
American Funds New World (AnnuiChoice II)	131,831	2,182	136,514
American Funds New World (GrandMaster)	224,258	3,718	220,499
American Funds New World (GrandMaster flex3)	10,033	152	9,869
American Funds New World (Pinnacle)	22,272	5,024	38,224
American Funds New World (Pinnacle IV)	210,612	9,124	233,580
American Funds New World (Pinnacle V)	150,656	37,718	178,793
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)	73,683	85,671	514,151
Deutsche Small Cap Index VIP (Pinnacle IV)	898	9,228	671
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)	263	42	2,646
Non-Affiliated Class B:
Deutsche Small Cap Index (AdvantEdge)	3,608	16,398	20,483
Deutsche Small Cap Index (AnnuiChoice II)	296,899	6,926	372,692
Deutsche Small Cap Index (AnnuiChoice)	2,004	667	18,744
Deutsche Small Cap Index (GrandMaster flex3)	6,555	13,339	41,423
Deutsche Small Cap Index (Grandmaster)	9,125	7,654	25,154
Deutsche Small Cap Index (IQ3)	14,169	28,519	60,987
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)	33,311	9,384	183,258
Deutsche Small Cap Index (Pinnacle Plus)	6,432	13,723	65,192
Deutsche Small Cap Index VIP (Pinnacle IV)	39,325	74,419	160,223
Deutsche Small Cap Index VIP (Pinnacle V)	82,370	79,834	178,514
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	32,986	77,363	165,180
Pimco VIT All Asset (IQ Annuity)	5,958	15,507	133,750
Pimco VIT All Asset (Pinnacle)	1,820	6,265	46,809
Pimco VIT All Asset (AnnuiChoice II)	21,093	123,685	119,657
Pimco VIT All Asset (AnnuiChoice)	519	3,668	16,248

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Advisor Class (continued):
Pimco VIT All Asset (GrandMaster flex3)	$473	$83,998	$1,316
Pimco VIT All Asset (Grandmaster)	11,146	40,423	371,793
Pimco VIT All Asset (Pinnacle IV)	18,764	510,403	490,582
Pimco VIT All Asset (Pinnacle Plus Reduced M&E)	24,208	11,107	29,950
Pimco VIT All Asset (Pinnacle Plus)	2,754	90,052	93,522
Pimco VIT All Asset (Pinnacle V)	73,567	35,364	414,567
Pimco VIT Commodity Real Return (Pinnacle)	24,383	19,412	158,506
Pimco VIT Commodity Real Return (Pinnacle IV)	21,428	21,412	114,764
Pimco VIT Commodity Real Return (Pinnacle V)	296,525	107,291	1,361,720
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	119,142	39,729	671,783
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	48,529	62,350	121,591
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	332	1,958	2,917
Pimco VIT Commodity Real Return Strategy (Grandmaster)	4,325	29,505	120,752
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	48,228	5,781	246,988
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	642	4,738	15,052
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E)	1,571	7,430	23,347
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	5,409	8,634	133,736
Pimco VIT Long Term Government (AnnuiChoice II)	94,845	1,209	98,122
Pimco VIT Long Term Government (Pinnacle)	305,056	295,050	—
Pimco VIT Low Duration (AnnuiChoice II)	68,519	18,652	173,454
Pimco VIT Low Duration (AnnuiChoice)	99	888	2,874
Pimco VIT Low Duration (GrandMaster flex3)	3,106	8,340	94,763
Pimco VIT Low Duration (Grandmaster)	31,474	3,325	232,482
Pimco VIT Low Duration (IQ Annuity)	21,514	37,236	617,639
Pimco VIT Low Duration (Pinnacle)	2,160	1,922	25,962
Pimco VIT Low Duration (Pinnacle IV)	13,897	3,490	55,833
Pimco VIT Low Duration (AdvantEdge)	11,181	74,345	77,991
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	12,179	1,289	12,939
Pimco VIT Low Duration (Pinnacle Plus)	2,039	111,053	21,917
Pimco VIT Low Duration (Pinnacle V)	157,976	203,760	863,849
Pimco VIT Real Return (Pinnacle IV)	5,026	23,549	85,872
Pimco VIT Real Return (AdvantEdge)	2,627	82,395	36,712
Pimco VIT Real Return (AnnuiChoice II)	53,598	22,279	201,399
Pimco VIT Real Return (AnnuiChoice)	3,907	979	109,144
Pimco VIT Real Return (GrandMaster flex3)	11,367	827	56,395
Pimco VIT Real Return (Grandmaster)	1,205	2,446	33,463
Pimco VIT Real Return (IQ Annuity)	15,772	10,282	262,207
Pimco VIT Real Return (Pinnacle)	3,615	2,262	100,854
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	613	638	13,989
Pimco VIT Real Return (Pinnacle Plus)	3,515	119,113	86,809
Pimco VIT Real Return (Pinnacle V)	65,491	152,822	871,459
Pimco VIT Total Return (Pinnacle V)	3,374,328	1,129,408	12,829,002
Pimco VIT Total Return (AdvantEdge)	472,719	1,015,593	4,459,299
Pimco VIT Total Return (AnnuiChoice II)	660,642	192,404	2,277,901
Pimco VIT Total Return (AnnuiChoice)	17,064	14,987	289,852
Pimco VIT Total Return (GrandMaster flex3)	31,749	24,762	451,487
Pimco VIT Total Return (Grandmaster)	78,297	174,155	709,564

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Advisor Class (continued):
Pimco VIT Total Return (IQ Annuity)	$61,446	$89,022	$903,862
Pimco VIT Total Return (Pinnacle)	77,564	63,459	639,218
Pimco VIT Total Return (Pinnacle IV)	57,514	81,846	521,302
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	19,372	1,034	38,285
Pimco VIT Total Return (Pinnacle Plus)	66,501	201,234	626,522
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle)	608,114	625,525	21,028
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)	854	2,653	14,028
Guggenheim VT Global Managed Future Strategy (Pinnacle V)	39,343	49,616	231,205
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	33,274	15,579	115,883
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	5,444	9,023	33,009
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	862	3,365	9,618
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)	215	3,776	—
Guggenheim VT Global Managed Futures Strategies (Grandmaster)	244	5,616	2,484
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	63	20	1,047
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus Reduced M&E)	831	6,286	5,405
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	1,191	1,393	22,470
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	4,172	27,429	111,728
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	3,212	61,706	39,559
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	864	3,660	100,479
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	143	4,046	16,723
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	342	7,585	45,002
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	660	6,008	62,210
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	474	96,088	64,521
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	123	5,667	14,530
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	4,626	6,138	25,046
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	220	27,123	20,764
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	1,422	49,650	91,667
Guggenheim VT Long Short Equity (AdvantEdge)	—	3,239	14,960
Guggenheim VT Long Short Equity (AnnuiChoice II)	360	18,375	56,097
Guggenheim VT Long Short Equity (AnnuiChoice)	28	2,056	1,894
Guggenheim VT Long Short Equity (GrandMaster flex3)	—	5,586	—
Guggenheim VT Long Short Equity (Grandmaster)	—	5,020	1,923
Guggenheim VT Long Short Equity (IQ Annuity)	—	9,441	985
Guggenheim VT Long Short Equity (Pinnacle)	—	12,752	12,905
Guggenheim VT Long Short Equity (Pinnacle IV)	—	6,942	18,979
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E)	170	5,971	6,621
Guggenheim VT Long Short Equity (Pinnacle Plus)	22,470	52,834	3,444
Guggenheim VT Long Short Equity (Pinnacle V)	16,015	25,295	61,032
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ®)	397	996	16,755
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)	1,640	2,374	38,428
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)	15,835	189	15,650
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)	93,895	37,820	563,841
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)	613	1,593	11,208
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)	663	723	27,360
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)	89,519	31,972	506,634

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
ETF Shares (continued):
iShares TIPS Bond ETF (Varoom GLWB 2)	$1,395	$1,625	$19,922
iShares TIPS Bond ETF (Varoom GLWB 3)	41	223	12,355
iShares TIPS Bond ETF (Varoom GLWB 5)	12,843	7,186	113,131
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	338	418	6,863
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	4,165	1,641	44,324
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	5,798	10,006	115,973
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	41,529	9,568	173,712
iShares S&P 500 Growth ETF (Varoom)	772	3,013	35,057
iShares S&P 500 Growth ETF (Varoom GLWB 1)	3,826	11,380	92,411
iShares S&P 500 Growth ETF (Varoom GLWB 2)	320	1,148	5,927
iShares S&P 500 Growth ETF (Varoom GLWB 3)	39,344	8,969	83,818
iShares S&P 500 Growth ETF (Varoom GLWB 4)	420,216	108,586	1,370,346
iShares S&P 500 Growth ETF (Varoom GLWB 5)	18,991	2,132	33,946
iShares Core S&P 500 Index ETF (Varoom)	3,050	8,893	85,425
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	44,724	80,015	658,516
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	1,161	4,081	19,431
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	242,658	215,515	454,743
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	2,757,494	1,543,679	16,124,561
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	225,576	75,010	982,979
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	3,778	3,668	33,647
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	653	623	6,662
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	20,477	3,874	97,844
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	26,217	25,569	263,238
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	11,130	5,696	82,641
iShares Core S&P MidCap Index ETF (Varoom)	1,459	3,334	40,343
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	16,131	23,791	199,743
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	2,683	8,224	61,914
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	71,692	56,413	145,915
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	849,826	422,492	4,583,077
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	71,843	23,413	325,432
iShares Core S&P Small Cap Index ETF (Varoom)	800	2,005	25,296
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	6,401	12,731	97,605
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	1,543	3,983	33,018
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	54,134	28,391	90,858
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	397,606	222,949	2,277,500
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	56,809	22,374	282,888
iShares International Treasury Bond (Varoom)	1,153	1,040	19,999
iShares International Treasury Bond (Varoom GLWB 1)	20,095	11,036	165,787
iShares International Treasury Bond (Varoom GLWB 2)	74	1,138	493
iShares International Treasury Bond (Varoom GLWB 3)	24,612	26,098	28,440
iShares International Treasury Bond (Varoom GLWB 4)	630,491	207,359	2,821,883
iShares International Treasury Bond (Varoom GLWB 5)	308	208	2,950
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	183	549	5,704
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	10,377	17,109	211,896
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	22,192	13,547	201,329
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	147,444	50,243	842,352
Vanguard Emerging Markets Index Fund ETF (Varoom)	581	376	25,416

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
ETF Shares (continued):
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)	$17,787	$8,695	$84,309
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)	5,222	7,672	79,914
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)	71,210	16,869	239,415
Vanguard Developed Markets Index FundETF (Varoom)	1,656	1,542	25,855
Vanguard Developed Markets Index FundETF (Varoom GLWB 1)	15,487	13,845	134,391
Vanguard Developed Markets Index FundETF (Varoom GLWB 2)	347	878	3,292
Vanguard Developed Markets Index FundETF (Varoom GLWB 3)	29,203	26,571	38,029
Vanguard Developed Markets Index FundETF (Varoom GLWB 4)	534,813	219,175	2,680,775
Vanguard Developed Markets Index FundETF (Varoom GLWB 5)	52,341	11,035	150,781
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	587	1,080	17,808
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	1,450	1,079	29,728
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	1,201	1,798	37,254
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	2,062	631	10,788
Vanguard Large-Cap Index ETF (Varoom)	171	611	5,652
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	4,002	12,193	89,643
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	15,446	1,262	45,799
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	84,416	27,058	362,453
Vanguard Mega Cap Index ETF (Varoom)	598	1,725	17,158
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	482	987	8,493
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	4,483	7,138	72,679
Vanguard REIT Index ETF (Varoom GLWB 2)	5,557	6,897	39,119
Vanguard REIT Index ETF (Varoom GLWB 3)	11,375	634	36,451
Vanguard REIT Index ETF (Varoom GLWB 5)	55,070	29,614	208,449
Vanguard Total Bond Market Index ETF (Varoom)	3,696	6,296	68,755
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	73,097	79,991	1,067,561
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	24,967	31,229	410,291
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	203,262	194,934	355,595
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	3,308,170	1,445,805	18,348,431
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	291,125	103,347	1,319,813
Vanguard VI Money Market (Varoom GLWB 3)	36	463	23,816
Vanguard VI Money Market (Varoom GLWB 5)	185	376	4,936
Vanguard Short Term Bond ETF (Varoom GLWB 3)	903	7,628	63,328
Vanguard Short Term Bond ETF (Varoom GLWB 5)	3,953	1,690	28,683

* - 2015 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses and Related Party Transactions

The Company assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account. All charges listed below are under “Mortality and Expense %” are the annual rates deducted as daily charge, thus affecting the unit values. All other charges, including the annual administration fee, some optional benefit fees (those not listed under “Mortality and Expense %”), withdrawal charges and transfer charges, if any, are taken from the contract’s account value by redeeming units.  Fourteen contracts are currently included in the Separate Account. The products are stated in the table below, along with the mortality and expense charges and the annual administration fee:

		Mortality and	Annual Administration
	Contracts	Expense %	Fee
1	GrandMaster	1.35	$30
2	GrandMaster flex3	1.55	$50
3	IQ	1.35	$30
4	IQ3	1.45	$30
5	IQ Advisor - Standard	0.60	N/A
	IQ Advisor - Enhanced	0.80	N/A
6	AnnuiChoice	1.00	$30
7	AnnuiChoice II	1.15	$30
	AnnuiChoice II - GMAB Rider	1.75	$30
8	Pinnacle Plus	1.67	$40
	Pinnacle Plus- Reduced M&E	1.15	$40
9	Pinnacle	1.35	$30
	Pinnacle-Reduced M&E	1.10	$30
10	Pinnacle IV	1.45	$30
	Pinnacle IV - GMAB	2.05	$30
11	Pinnacle V	1.55	$30
	Pinnacle V - GMAB	2.15	$30
12	AdvantEdge	1.60	$50
13	Varoom	1.75	N/A
	Varoom - Standard option	2.35	N/A
	Varoom - Self Styled Option	2.55	N/A
14	Varoom II	1.90	N/A
	Varoom II - Standard Option	2.55	N/A
	Varoom II - Self Styled Option	2.75	N/A

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses and Related Party Transactions (continued)

For optional benefits that are not included in the daily mortality and expense charge, the Company deducts an amount either quarterly or annually, depending on the benefit, to cover the cost of the additional benefits elected.

For charges that are dependent on contract owner actions, e.g., withdrawal charges and transfer fees, the Company deducts an amount at the time of the transaction to cover the cost.  In both situations (ongoing benefit charges and transaction charges), the fees are deducted from the account value by redeeming units.

Touchstone Advisors Inc., which is affiliated with the Company, advises each of the Touchstone Variable Series Trust offered through the Company’s variable products.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each of the five years in the period ended December 31, 2015.

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the fair value of the Underlying Fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Subaccounts with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)
	2015	26	$13.56	$347	1.57%	1.60%	(1.70)%
	2014	29	13.79	404	0.00%	1.60%	5.77%
	2013	39	13.04	512	2.89%	1.60%	20.95%
	2012	27	10.78	287	1.97%	1.60%	10.78%
	2011	25	9.73	245	1.55%	1.60%	(1.64)%
Touchstone Aggressive ETF (AnnuiChoice ®)
	2015	24	16.66	392	1.66%	1.00%	(1.10)%
	2014	24	16.84	407	0.00%	1.00%	6.42%
	2013	41	15.83	649	2.56%	1.00%	21.69%
	2012	17	13.01	217	1.34%	1.00%	11.46%
	2011	32	11.67	375	1.45%	1.00%	(1.05)%
Touchstone Aggressive ETF (AnnuiChoice II)
	2015	28	19.83	560	1.60%	1.15%	(1.25)%
	2014	30	20.08	601	0.00%	1.15%	6.26%
	2013	40	18.90	759	3.02%	1.15%	21.50%
	2012	27	15.55	422	1.42%	1.15%	11.29%
	2011	47	13.98	662	1.45%	1.15%	(1.20)%
Touchstone Aggressive ETF (GrandMaster flex3)
	2015	71	15.66	1,105	1.51%	1.55%	(1.65)%
	2014	86	15.92	1,362	0.00%	1.55%	5.83%
	2013	95	15.04	1,423	2.45%	1.55%	21.01%
	2012	35	12.43	437	1.76%	1.55%	10.84%
	2011	42	11.22	466	1.37%	1.55%	(1.60)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Aggressive ETF (Grandmaster)
	2015	18	$16.02	$285	1.66%	1.35%	(1.45)%
	2014	18	16.25	296	0.00%	1.35%	6.04%
	2013	19	15.33	292	1.06%	1.35%	21.26%
	2012	16	12.64	203	1.36%	1.35%	11.06%
	2011	30	11.38	342	2.75%	1.35%	(1.40)%
Touchstone Aggressive ETF (IQ Annuity)
	2015	53	15.84	836	1.49%	1.45%	(1.55)%
	2014	61	16.09	981	0.00%	1.45%	5.93%
	2013	66	15.18	1,007	2.61%	1.45%	21.14%
	2012	37	12.53	465	1.82%	1.45%	10.95%
	2011	41	11.30	463	1.31%	1.45%	(1.50)%
Touchstone Aggressive ETF (Pinnacle)
	2015	43	16.02	681	1.55%	1.35%	(1.45)%
	2014	49	16.25	791	0.00%	1.35%	6.04%
	2013	55	15.33	843	1.99%	1.35%	21.26%
	2012	8	12.64	106	1.38%	1.35%	11.06%
	2011	15	11.38	173	1.98%	1.35%	(1.40)%
Touchstone Aggressive ETF (Pinnacle IV)
	2015	59	15.84	930	1.53%	1.45%	(1.55)%
	2014	78	16.09	1,259	0.00%	1.45%	5.93%
	2013	128	15.18	1,946	2.66%	1.45%	21.14%
	2012	93	12.54	1,166	1.67%	1.45%	10.95%
	2011	123	11.30	1,387	1.38%	1.45%	(1.50)%
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)
	2015	6	14.61	87	2.37%	1.15%	(1.25)%
	2014	2	14.79	37	0.00%	1.15%	6.26%
	2013	1	13.92	9	1.77%	1.15%	21.50%
Touchstone Aggressive ETF (Pinnacle Plus)
	2015	17	15.45	258	1.39%	1.67%	(1.77)%
	2014	22	15.73	353	0.00%	1.67%	5.70%
	2013	23	14.88	344	2.56%	1.67%	20.87%
	2012	14	12.31	168	1.95%	1.67%	10.70%
	2011	13	11.12	146	1.67%	1.67%	(1.71)%
Touchstone Aggressive ETF (Pinnacle V)
	2015	45	19.30	860	1.66%	1.55%	(1.65)%
	2014	44	19.62	869	0.00%	1.55%	5.83%
	2013	57	18.54	1,065	2.90%	1.55%	21.01%
	2012	33	15.32	505	1.71%	1.55%	10.84%
	2011	41	13.83	572	1.40%	1.55%	(1.60)%
Touchstone Conservative ETF (AdvantEdge)
	2015	9	12.45	117	1.00%	1.60%	(1.83)%
	2014	18	12.68	223	1.02%	1.60%	3.54%
	2013	29	12.25	355	6.82%	1.60%	6.76%
	2012	8	11.47	97	3.42%	1.60%	5.02%
	2011	8	10.92	91	2.86%	1.60%	1.79%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Conservative ETF (AnnuiChoice II)
	2015	24	$14.41	$347	1.46%	1.15%	(1.39)%
	2014	27	14.61	390	1.15%	1.15%	4.02%
	2013	29	14.05	409	4.44%	1.15%	7.25%
	2012	30	13.10	393	2.76%	1.15%	5.50%
	2011	44	12.42	547	1.89%	1.15%	2.25%
Touchstone Conservative ETF (AnnuiChoice)
	2015	1	14.89	11	1.49%	1.00%	(1.24)%
	2014	1	15.07	12	1.22%	1.00%	4.17%
	2013	1	14.47	10	3.67%	1.00%	7.41%
	2012	1	13.47	13	2.21%	1.00%	5.66%
	2011	2	12.75	27	2.68%	1.00%	2.40%
Touchstone Conservative ETF (GrandMaster flex3)
	2015	53	13.99	738	1.58%	1.55%	(1.78)%
	2014	50	14.25	711	1.02%	1.55%	3.60%
	2013	58	13.75	794	4.39%	1.55%	6.82%
	2012	60	12.88	776	3.24%	1.55%	5.08%
	2011	66	12.25	808	1.24%	1.55%	1.84%
Touchstone Conservative ETF (Grandmaster)
	2015	13	14.31	184	1.49%	1.35%	(1.59)%
	2014	13	14.54	196	1.15%	1.35%	3.81%
	2013	14	14.01	197	3.87%	1.35%	7.04%
	2012	19	13.09	244	3.57%	1.35%	5.29%
	2011	17	12.43	210	1.86%	1.35%	2.04%
Touchstone Conservative ETF (IQ Annuity)
	2015	89	14.15	1,266	1.57%	1.45%	(1.68)%
	2014	86	14.39	1,238	1.13%	1.45%	3.70%
	2013	109	13.88	1,516	3.96%	1.45%	6.93%
	2012	144	12.98	1,869	3.28%	1.45%	5.18%
	2011	154	12.34	1,902	1.98%	1.45%	1.94%
Touchstone Conservative ETF (Pinnacle)
	2015	30	14.31	425	1.50%	1.35%	(1.59)%
	2014	30	14.54	439	1.10%	1.35%	3.81%
	2013	33	14.01	466	4.20%	1.35%	7.04%
	2012	38	13.09	497	3.69%	1.35%	5.29%
	2011	32	12.43	400	1.61%	1.35%	2.04%
Touchstone Conservative ETF (Pinnacle IV)
	2015	85	14.15	1,201	1.22%	1.45%	(1.68)%
	2014	128	14.40	1,836	1.01%	1.45%	3.70%
	2013	199	13.88	2,761	4.24%	1.45%	6.93%
	2012	224	12.98	2,911	3.21%	1.45%	5.18%
	2011	260	12.34	3,211	1.77%	1.45%	1.94%
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)
	2015	26	11.99	312	2.06%	1.15%	(1.39)%
	2014	6	12.15	77	0.56%	1.15%	4.02%
	2011	*-	10.33	*-	0.00%	1.15%	2.25%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Conservative ETF (Pinnacle Plus)
	2015	54	$13.81	$740	1.45%	1.67%	(1.90)%
	2014	44	14.07	625	0.76%	1.67%	3.47%
	2013	131	13.60	1,780	4.16%	1.67%	6.69%
	2012	152	12.75	1,937	3.36%	1.67%	4.95%
	2011	155	12.15	1,879	2.36%	1.67%	1.71%
Touchstone Conservative ETF Fund (Pinnacle V)
	2015	223	14.03	3,129	1.34%	1.55%	(1.78)%
	2014	278	14.28	3,975	1.18%	1.55%	3.60%
	2013	270	13.79	3,723	4.40%	1.55%	6.82%
	2012	285	12.91	3,681	3.55%	1.55%	5.08%
	2011	255	12.28	3,128	2.00%	1.55%	1.84%
Touchstone Active Bond (AdvantEdge)
	2015	18	12.08	220	2.26%	1.60%	(2.86)%
	2014	17	12.44	216	2.68%	1.60%	2.16%
	2013	16	12.17	198	3.51%	1.60%	(3.75)%
	2012	17	12.65	210	6.43%	1.60%	3.59%
	2011	14	12.21	176	5.53%	1.60%	6.72%
Touchstone Active Bond (AnnuiChoice II)
	2015	7	13.21	92	2.52%	1.15%	(2.41)%
	2014	7	13.54	90	2.82%	1.15%	2.62%
	2013	6	13.19	80	3.55%	1.15%	(3.31)%
	2012	6	13.64	84	4.89%	1.15%	4.07%
	2011	9	13.11	120	4.86%	1.15%	7.20%
Touchstone Active Bond (AnnuiChoice)
	2015	14	15.46	218	2.15%	1.00%	(2.26)%
	2014	15	15.82	234	2.50%	1.00%	2.78%
	2013	16	15.39	240	3.41%	1.00%	(3.16)%
	2012	17	15.89	273	3.76%	1.00%	4.22%
	2011	38	15.25	583	5.61%	1.00%	7.37%
Touchstone Active Bond (GrandMaster flex3)
	2015	12	13.88	173	6.50%	1.55%	(2.81)%
	2014	4	14.29	50	2.09%	1.55%	2.21%
	2013	6	13.98	77	2.08%	1.55%	(3.70)%
	2012	13	14.51	192	4.56%	1.55%	3.64%
	2011	22	14.00	304	6.11%	1.55%	6.77%
Touchstone Active Bond (Grandmaster)
	2015	2	13.51	31	0.59%	1.35%	(2.61)%
	2014	11	13.88	152	2.47%	1.35%	2.42%
	2013	12	13.55	161	2.06%	1.35%	(3.50)%
	2012	29	14.04	406	3.93%	1.35%	3.85%
	2011	60	13.52	815	5.63%	1.35%	6.99%
Touchstone Active Bond (IQ Annuity)
	2015	8	14.47	121	3.66%	1.45%	(2.71)%
	2014	5	14.88	73	2.17%	1.45%	2.31%
	2013	6	14.54	92	2.76%	1.45%	(3.60)%
	2012	10	15.08	150	5.87%	1.45%	3.75%
	2011	10	14.54	152	4.56%	1.45%	6.88%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Active Bond (Pinnacle)
	2015	25	$14.33	$354	5.87%	1.35%	(2.61)%
	2014	8	14.72	124	2.11%	1.35%	2.42%
	2013	11	14.37	159	3.58%	1.35%	(3.50)%
	2012	11	14.89	164	4.04%	1.35%	3.85%
	2011	22	14.34	314	5.83%	1.35%	6.99%
Touchstone Active Bond (Pinnacle IV)
	2015	82	14.14	1,164	3.83%	1.45%	(2.71)%
	2014	46	14.53	663	2.35%	1.45%	2.31%
	2013	67	14.20	952	2.90%	1.45%	(3.60)%
	2012	97	14.73	1,433	5.06%	1.45%	3.75%
	2011	135	14.20	1,917	5.26%	1.45%	6.88%
Touchstone Active Bond (Pinnacle Plus Reduced M&E)
	2015	17	10.63	181	7.82%	1.15%	(2.41)%
	2014	3	10.90	27	1.03%	1.15%	2.62%
	2013	7	10.62	72	6.42%	1.15%	(3.31)%
Touchstone Active Bond (Pinnacle Plus)
	2015	18	12.86	232	5.85%	1.67%	(2.92)%
	2014	7	13.24	96	2.11%	1.67%	2.09%
	2013	12	12.97	154	2.01%	1.67%	(3.81)%
	2012	32	13.49	434	5.24%	1.67%	3.52%
	2011	45	13.03	590	4.82%	1.67%	6.64%
Touchstone Active Bond (PinnacleV)
	2015	113	12.46	1,402	2.64%	1.55%	(2.81)%
	2014	85	12.82	1,089	2.91%	1.55%	2.21%
	2013	67	12.54	842	3.01%	1.55%	(3.70)%
	2012	91	13.02	1,191	6.04%	1.55%	3.64%
	2011	90	12.56	1,137	5.48%	1.55%	6.77%
Touchstone GMAB Aggressive ETF (AnnuiChoice II)
	2015	9	19.04	164	1.54%	1.75%	(1.85)%
	2014	12	19.40	239	0.00%	1.75%	5.61%
	2013	13	18.37	231	2.92%	1.75%	20.77%
	2012	15	15.21	229	1.85%	1.75%	10.61%
	2011	16	13.75	223	1.26%	1.75%	(1.79)%
Touchstone GMAB Aggressive ETF (Pinnacle IV)
	2015	20	18.65	366	1.64%	2.05%	(2.15)%
	2014	20	19.06	386	0.00%	2.05%	5.29%
	2013	23	18.11	424	2.58%	2.05%	20.40%
	2012	35	15.04	529	1.86%	2.05%	10.27%
	2011	37	13.64	506	1.33%	2.05%	(2.09)%
Touchstone GMAB Aggressive ETF (Pinnacle V)
	2015	11	18.53	202	1.28%	2.15%	(2.25)%
	2014	19	18.95	362	0.00%	2.15%	5.18%
	2013	23	18.02	410	2.48%	2.15%	20.28%
	2012	37	14.98	550	1.91%	2.15%	10.16%
	2011	37	13.60	499	1.41%	2.15%	(2.19)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone GMAB Conservative ETF (Pinnacle IV)
	2015	7	$13.56	$97	1.12%	2.05%	(2.28)%
	2014	10	13.87	142	1.18%	2.05%	3.07%
	2013	10	13.46	138	4.47%	2.05%	6.28%
	2012	10	12.67	130	3.34%	2.05%	4.54%
	2011	11	12.12	134	1.87%	2.05%	1.32%
Touchstone GMAB Conservative ETF (Pinnacle V)
	2015	21	13.46	280	1.25%	2.15%	(2.38)%
	2014	32	13.79	437	1.19%	2.15%	2.97%
	2013	32	13.40	425	4.41%	2.15%	6.17%
	2012	33	12.62	411	3.27%	2.15%	4.43%
	2011	35	12.08	420	1.92%	2.15%	1.22%
Touchstone GMAB Moderate ETF (Pinnacle IV)
	2015	55	16.32	899	1.78%	2.05%	(2.23)%
	2014	79	16.70	1,321	0.98%	2.05%	4.77%
	2013	180	15.94	2,864	1.85%	2.05%	13.94%
	2012	200	13.99	2,792	1.98%	2.05%	7.68%
	2011	212	12.99	2,757	2.04%	2.05%	(0.24)%
Touchstone GMAB Moderate ETF(Pinnacle V)
	2015	55	16.21	899	1.53%	2.15%	(2.33)%
	2014	99	16.60	1,635	1.63%	2.15%	4.66%
	2013	106	15.86	1,689	1.64%	2.15%	13.82%
	2012	149	13.93	2,073	2.02%	2.15%	7.57%
	2011	151	12.95	1,950	2.05%	2.15%	(0.35)%
Touchstone Large Cap Core Equity (AdvantEdge)
	2015	10	14.47	146	1.53%	1.60%	(5.55)%
	2014	11	15.32	168	1.04%	1.60%	13.09%
	2013	11	13.55	148	1.78%	1.60%	29.42%
	2012	7	10.47	78	1.86%	1.60%	10.27%
	2011	6	9.49	56	2.44%	1.60%	1.38%
Touchstone Large Cap Core Equity (AnnuiChoice II)
	2015	14	15.73	223	1.88%	1.15%	(5.12)%
	2014	10	16.57	172	1.18%	1.15%	13.61%
	2013	9	14.59	127	1.81%	1.15%	30.01%
	2012	6	11.22	63	1.82%	1.15%	10.78%
	2011	5	10.13	48	2.43%	1.15%	1.84%
Touchstone Large Cap Core Equity (AnnuiChoice)
	2015	2	18.04	30	1.49%	1.00%	(4.97)%
	2014	2	18.99	36	0.93%	1.00%	13.78%
	2013	2	16.69	40	1.33%	1.00%	30.21%
	2012	3	12.82	41	1.36%	1.00%	10.95%
	2011	5	11.55	55	1.02%	1.00%	1.99%
Touchstone Large Cap Core Equity (GrandMaster flex3)
	2015	2	18.34	37	1.58%	1.55%	(5.50)%
	2014	2	19.41	40	0.67%	1.55%	13.15%
	2013	3	17.16	56	1.29%	1.55%	29.48%
	2012	5	13.25	61	1.56%	1.55%	10.33%
	2011	5	12.01	64	1.04%	1.55%	1.43%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Large Cap Core Equity (Grandmaster)
	2015	4	$17.81	$74	1.70%	1.35%	(5.31)%
	2014	4	18.81	72	1.09%	1.35%	13.38%
	2013	3	16.59	43	0.52%	1.35%	29.75%
	2012	14	12.78	183	0.83%	1.35%	10.55%
	2011	45	11.56	524	1.39%	1.35%	1.63%
Touchstone Large Cap Core Equity (IQ Annuity)
	2015	23	17.49	404	1.54%	1.45%	(5.40)%
	2014	24	18.49	443	1.04%	1.45%	13.26%
	2013	24	16.32	394	1.52%	1.45%	29.61%
	2012	24	12.59	308	1.48%	1.45%	10.44%
	2011	31	11.40	358	1.72%	1.45%	1.53%
Touchstone Large Cap Core Equity (Pinnacle)
	2015	71	18.56	1,319	1.51%	1.35%	(5.31)%
	2014	82	19.60	1,601	0.96%	1.35%	13.38%
	2013	101	17.29	1,744	1.47%	1.35%	29.75%
	2012	111	13.32	1,474	1.55%	1.35%	10.55%
	2011	130	12.05	1,562	1.47%	1.35%	1.63%
Touchstone Large Cap Core Equity (Pinnacle IV)
	2015	27	18.30	494	1.39%	1.45%	(5.40)%
	2014	36	19.35	705	0.97%	1.45%	13.26%
	2013	42	17.08	717	1.13%	1.45%	29.61%
	2012	74	13.18	975	1.48%	1.45%	10.44%
	2011	106	11.94	1,268	1.34%	1.45%	1.53%
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)
	2015	3	18.74	51	1.59%	1.10%	(5.07)%
	2014	3	19.74	54	1.04%	1.10%	13.66%
	2013	3	17.37	47	1.50%	1.10%	30.07%
	2012	3	13.35	38	3.19%	1.10%	2.38%
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)
	2015	8	16.59	133	1.59%	1.15%	(5.12)%
	2014	8	17.48	146	0.92%	1.15%	13.61%
	2013	5	15.39	75	2.70%	1.15%	30.01%
Touchstone Large Cap Core Equity (Pinnacle Plus)
	2015	6	18.69	120	1.36%	1.67%	(5.61)%
	2014	9	19.80	169	0.81%	1.67%	13.01%
	2013	17	17.52	297	1.30%	1.67%	29.33%
	2012	24	13.55	320	1.59%	1.67%	10.19%
	2011	26	12.30	322	1.37%	1.67%	1.30%
Touchstone Large Cap Core Equity (PinnacleV)
	2015	58	12.63	727	1.73%	1.55%	(5.50)%
	2014	47	13.37	628	1.01%	1.55%	13.15%
	2013	51	11.81	605	1.61%	1.55%	29.48%
	2012	45	9.12	412	1.26%	1.55%	10.33%
	2011	76	8.27	630	1.52%	1.55%	1.43%
Touchstone Focused (AdvantEdge)
	2015	38	16.05	612	0.00%	1.60%	0.34%
	2014	4	16.00	56	0.00%	1.60%	11.29%
	2013	4	14.37	58	1.92%	1.60%	32.66%
	2012	4	10.83	43	0.00%	1.60%	18.01%
	2011	1	9.18	8	0.18%	1.60%	(12.74)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Focused (AnnuiChoice II)
	2015	64	$18.81	$1,197	0.00%	1.15%	0.80%
	2014	7	18.66	133	0.00%	1.15%	11.80%
	2013	10	16.69	163	1.90%	1.15%	33.26%
	2012	10	12.53	124	0.00%	1.15%	18.55%
	2011	10	10.57	111	0.47%	1.15%	(12.35)%
Touchstone Focused (AnnuiChoice)
	2015	16	30.21	493	0.00%	1.00%	0.95%
	2014	5	29.92	149	0.00%	1.00%	11.97%
	2013	5	26.72	141	1.92%	1.00%	33.47%
	2012	5	20.02	104	0.00%	1.00%	18.73%
	2011	7	16.86	118	0.31%	1.00%	(12.21)%
Touchstone Focused (GrandMaster flex3)
	2015	38	28.30	1,065	0.00%	1.55%	0.39%
	2014	7	28.19	200	0.00%	1.55%	11.35%
	2013	9	25.31	229	1.70%	1.55%	32.73%
	2012	12	19.07	226	0.00%	1.55%	18.07%
	2011	16	16.15	256	0.32%	1.55%	(12.70)%
Touchstone Focused (Grandmaster)
	2015	69	23.90	1,641	0.00%	1.35%	0.60%
	2014	7	23.76	163	0.00%	1.35%	11.57%
	2013	20	21.29	434	2.69%	1.35%	32.99%
	2012	7	16.01	104	0.00%	1.35%	18.31%
	2011	16	13.53	217	0.34%	1.35%	(12.52)%
Touchstone Focused (IQ Annuity)
	2015	85	30.32	2,590	0.00%	1.45%	0.49%
	2014	12	30.18	365	0.00%	1.45%	11.46%
	2013	13	27.07	338	1.91%	1.45%	32.86%
	2012	12	20.38	253	0.00%	1.45%	18.19%
	2011	13	17.24	230	0.32%	1.45%	(12.61)%
Touchstone Focused (Pinnacle)
	2015	152	27.42	4,177	0.00%	1.35%	0.60%
	2014	12	27.25	332	0.00%	1.35%	11.57%
	2013	17	24.43	425	1.95%	1.35%	32.99%
	2012	17	18.37	303	0.00%	1.35%	18.31%
	2011	18	15.53	279	0.29%	1.35%	(12.52)%
Touchstone Focused (Pinnacle IV)
	2015	165	27.04	4,471	0.00%	1.45%	0.49%
	2014	36	26.91	969	(0.00)%	1.45%	11.46%
	2013	45	24.14	1,083	1.77%	1.45%	32.86%
	2012	53	18.17	962	0.00%	1.45%	18.19%
	2011	76	15.37	1,164	0.26%	1.45%	(12.61)%
Touchstone Focused (Pinnacle II Reduced M&E)
	2015	3	27.69	82	0.00%	1.10%	0.85%
Touchstone Focused (Pinnacle Plus Reduced M&E)
	2015	47	16.91	802	0.00%	1.15%	0.80%
	2014	23	16.77	387	(0.00)%	1.15%	11.80%
	2013	8	15.00	117	1.66%	1.15%	33.26%
	2012	3	11.26	37	0.00%	1.15%	18.55%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Focused (Pinnacle Plus)
	2015	167	$27.36	$4,578	0.00%	1.67%	0.27%
	2014	11	27.28	293	0.00%	1.67%	11.21%
	2013	87	24.53	2,128	1.89%	1.67%	32.56%
	2012	96	18.51	1,774	0.00%	1.67%	17.92%
	2011	42	15.69	656	0.22%	1.67%	(12.81)%
Touchstone Focused (PinnacleV)
	2015	197	15.14	2,981	0.00%	1.55%	0.39%
	2014	12	15.08	185	0.00%	1.55%	11.35%
	2013	21	13.55	282	2.07%	1.55%	32.73%
	2012	17	10.21	171	0.00%	1.55%	18.07%
	2011	27	8.65	231	0.29%	1.55%	(12.70)%
Touchstone Moderate ETF (AdvantEdge)
	2015	80	13.28	1,061	1.89%	1.60%	(1.78)%
	2014	82	13.52	1,109	1.61%	1.60%	5.25%
	2013	86	12.84	1,102	1.94%	1.60%	14.46%
	2012	86	11.22	969	2.20%	1.60%	8.18%
	2011	74	10.37	763	2.09%	1.60%	0.21%
Touchstone Moderate ETF (AnnuiChoice II)
	2015	61	13.51	825	1.84%	1.15%	(1.33)%
	2014	66	13.69	899	1.66%	1.15%	5.73%
	2013	67	12.95	864	1.87%	1.15%	14.98%
	2012	73	11.26	821	1.97%	1.15%	8.67%
	2011	79	10.36	815	2.15%	1.15%	0.67%
Touchstone Moderate ETF (AnnuiChoice)
	2015	14	16.13	229	1.90%	1.00%	(1.18)%
	2014	15	16.32	237	1.50%	1.00%	5.89%
	2013	26	15.42	394	1.72%	1.00%	15.16%
	2012	29	13.39	392	1.72%	1.00%	8.84%
	2011	41	12.30	501	1.97%	1.00%	0.82%
Touchstone Moderate ETF (GrandMaster flex3)
	2015	45	15.16	680	1.59%	1.55%	(1.73)%
	2014	60	15.43	926	1.53%	1.55%	5.30%
	2013	70	14.65	1,025	1.85%	1.55%	14.52%
	2012	78	12.79	999	1.74%	1.55%	8.23%
	2011	106	11.82	1,254	2.12%	1.55%	0.26%
Touchstone Moderate ETF (Grandmaster)
	2015	9	15.51	136	1.71%	1.35%	(1.53)%
	2014	10	15.75	164	1.70%	1.35%	5.51%
	2013	8	14.93	117	1.63%	1.35%	14.75%
	2012	11	13.01	145	2.05%	1.35%	8.45%
	2011	11	11.99	133	1.96%	1.35%	0.47%
Touchstone Moderate ETF (IQ Annuity)
	2015	84	15.33	1,291	1.90%	1.45%	(1.63)%
	2014	85	15.59	1,322	1.61%	1.45%	5.41%
	2013	92	14.79	1,361	1.74%	1.45%	14.64%
	2012	116	12.90	1,493	1.90%	1.45%	8.34%
	2011	134	11.91	1,592	1.68%	1.45%	0.37%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (Pinnacle)
	2015	29	$15.51	$443	1.82%	1.35%	(1.53)%
	2014	35	15.75	549	1.58%	1.35%	5.51%
	2013	41	14.93	605	1.83%	1.35%	14.75%
	2012	46	13.01	601	1.92%	1.35%	8.45%
	2011	52	11.99	626	1.97%	1.35%	0.47%
Touchstone Moderate ETF (Pinnacle IV)
	2015	108	15.33	1,651	1.73%	1.45%	(1.63)%
	2014	140	15.59	2,188	1.33%	1.45%	5.41%
	2013	223	14.79	3,298	1.64%	1.45%	14.64%
	2012	317	12.90	4,095	1.79%	1.45%	8.34%
	2011	413	11.91	4,913	1.88%	1.45%	0.37%
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)
	2015	46	13.47	615	2.29%	1.15%	(1.33)%
	2014	31	13.65	427	2.88%	1.15%	5.73%
	2013	12	12.91	150	3.64%	1.15%	14.98%
Touchstone Moderate ETF (Pinnacle Plus)
	2015	58	14.96	871	1.45%	1.67%	(1.85)%
	2014	100	15.24	1,530	1.49%	1.67%	5.17%
	2013	145	14.49	2,108	1.84%	1.67%	14.38%
	2012	162	12.67	2,058	2.02%	1.67%	8.10%
	2011	168	11.72	1,967	1.79%	1.67%	0.14%
Touchstone Moderate ETF (Pinnacle V)
	2015	141	13.09	1,851	1.90%	1.55%	(1.73)%
	2014	127	13.32	1,688	1.41%	1.55%	5.30%
	2013	160	12.65	2,020	1.99%	1.55%	14.52%
	2012	153	11.05	1,687	1.98%	1.55%	8.23%
	2011	163	10.21	1,661	1.96%	1.55%	0.26%
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)
	2015	68	14.69	997	1.48%	1.35%	(0.77)%
	2014	74	14.80	1,094	1.41%	1.35%	8.77%
	2013	86	13.61	1,171	5.94%	1.35%	18.05%
	2012	96	11.53	1,106	6.71%	1.35%	13.51%
	2011	107	10.16	1,087	1.76%	1.35%	(4.91)%
Fidelity VIP Balanced (Grandmaster)
	2015	51	23.93	1,230	1.42%	1.35%	(0.77)%
	2014	64	24.11	1,549	1.39%	1.35%	8.77%
	2013	76	22.17	1,675	5.99%	1.35%	18.05%
	2012	89	18.78	1,677	6.70%	1.35%	13.51%
	2011	99	16.54	1,640	1.83%	1.35%	(4.91)%
Fidelity VIP Overseas (Pinnacle)
	2015	10	9.50	92	1.21%	1.35%	2.23%
	2014	12	9.29	110	1.08%	1.35%	(9.32)%
	2013	17	10.24	170	1.73%	1.35%	28.68%
	2012	17	7.96	139	2.38%	1.35%	19.10%
	2011	17	6.68	117	1.49%	1.35%	(18.28)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (Pinnacle IV)
	2015	16	$9.41	$154	1.35%	1.45%	2.12%
	2014	17	9.22	155	1.27%	1.45%	(9.41)%
	2013	21	10.17	212	1.63%	1.45%	28.55%
	2012	25	7.91	202	2.18%	1.45%	18.98%
	2011	31	6.65	204	1.47%	1.45%	(18.36)%
Fidelity VIP Equity-Income (Grandmaster)
	2015	97	74.83	7,228	3.04%	1.35%	(5.26)%
	2014	110	78.99	8,703	2.74%	1.35%	7.25%
	2013	125	73.65	9,216	9.13%	1.35%	26.42%
	2012	138	58.26	8,049	9.45%	1.35%	15.72%
	2011	157	50.34	7,888	2.37%	1.35%	(0.39)%
Fidelity VIP Equity-Income (Pinnacle)
	2015	49	21.21	1,039	3.00%	1.35%	(5.26)%
	2014	57	22.39	1,270	2.72%	1.35%	7.25%
	2013	65	20.88	1,357	8.84%	1.35%	26.42%
	2012	77	16.51	1,281	9.26%	1.35%	15.72%
	2011	100	14.27	1,425	2.43%	1.35%	(0.39)%
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)
	2015	1	21.42	14	3.22%	1.10%	(5.02)%
	2014	1	22.55	14	2.91%	1.10%	7.52%
	2013	1	20.97	13	9.51%	1.10%	26.74%
	2012	1	16.55	11	13.67%	1.10%	8.72%
Fidelity VIP Growth (Grandmaster)
	2015	42	105.13	4,400	0.25%	1.35%	5.73%
	2014	48	99.43	4,820	0.18%	1.35%	9.80%
	2013	58	90.56	5,216	0.35%	1.35%	34.50%
	2012	65	67.33	4,394	0.59%	1.35%	13.13%
	2011	78	59.52	4,637	0.72%	1.35%	(1.15)%
Fidelity VIP High Income (Grandmaster)
	2015	65	23.99	1,553	6.11%	1.35%	(4.93)%
	2014	75	25.23	1,888	4.18%	1.35%	(0.21)%
	2013	122	25.28	3,081	5.54%	1.35%	4.52%
	2012	139	24.19	3,351	5.51%	1.35%	12.68%
	2011	164	21.47	3,522	6.91%	1.35%	2.63%
Fidelity VIP II Asset Manager (Grandmaster)
	2015	69	48.68	3,373	1.56%	1.35%	(1.21)%
	2014	74	49.27	3,623	1.46%	1.35%	4.41%
	2013	82	47.19	3,880	1.76%	1.35%	14.15%
	2012	92	41.35	3,816	2.16%	1.35%	10.96%
	2011	111	37.26	4,137	2.38%	1.35%	(3.87)%
Fidelity VIP II Contrafund (Grandmaster)
	2015	150	64.09	9,604	1.00%	1.35%	(0.69)%
	2014	168	64.53	10,864	0.93%	1.35%	10.43%
	2013	194	58.43	11,307	1.06%	1.35%	29.52%
	2012	227	45.12	10,243	1.26%	1.35%	14.84%
	2011	294	39.29	11,544	0.98%	1.35%	(3.84)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Contrafund (Pinnacle)
	2015	141	$32.55	$4,592	0.97%	1.35%	(0.69)%
	2014	165	32.78	5,420	0.90%	1.35%	10.43%
	2013	199	29.68	5,898	1.04%	1.35%	29.52%
	2012	238	22.92	5,466	1.32%	1.35%	14.84%
	2011	283	19.96	5,640	0.96%	1.35%	(3.84)%
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)
	2015	1	32.87	37	1.01%	1.10%	(0.44)%
	2014	1	33.02	42	0.98%	1.10%	10.71%
	2013	1	29.82	38	1.12%	1.10%	29.84%
	2012	1	22.97	30	2.65%	1.10%	4.99%
Fidelity VIP II Index 500 (Grandmaster)
	2015	62	51.33	3,200	1.90%	1.35%	(0.03)%
	2014	74	51.34	3,785	1.52%	1.35%	12.04%
	2013	87	45.83	3,999	2.86%	1.35%	30.46%
	2012	99	35.13	3,488	3.40%	1.35%	14.34%
	2011	113	30.72	3,458	4.34%	1.35%	0.67%
Fidelity VIP II Index 500 (IQ3)
	2015	1	51.33	27	2.02%	1.45%	(0.03)%
	2014	1	51.34	27	1.68%	1.45%	12.04%
	2013	1	45.83	24	2.93%	1.45%	30.46%
	2012	1	35.13	19	4.42%	1.45%	5.78%
Fidelity VIP II Index 500 (Pinnacle)
	2015	129	14.61	1,884	1.78%	1.35%	(0.03)%
	2014	166	14.62	2,431	1.58%	1.35%	12.04%
	2013	194	13.05	2,526	2.85%	1.35%	30.46%
	2012	225	10.00	2,257	3.41%	1.35%	14.34%
	2011	253	8.75	2,217	4.30%	1.35%	0.67%
Fidelity VIP II Index 500 (Pinnacle IV)
	2015	1	14.49	20	2.01%	1.45%	(0.13)%
	2014	1	14.50	20	1.67%	1.45%	11.93%
	2013	1	12.96	18	2.17%	1.45%	30.33%
	2012	6	9.94	64	3.41%	1.45%	14.23%
	2011	7	8.70	64	4.44%	1.45%	0.56%
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)
	2015	2	14.76	22	1.94%	1.10%	0.22%
	2014	2	14.72	26	1.67%	1.10%	12.32%
	2013	2	13.11	23	2.92%	1.10%	30.79%
	2012	2	10.02	18	4.42%	1.10%	6.02%
Fidelity VIP II Investment Grade Bond (Pinnacle)
	2015	55	12.92	708	2.40%	1.35%	(1.94)%
	2014	64	13.18	838	2.13%	1.35%	4.40%
	2013	69	12.62	872	3.26%	1.35%	(3.10)%
	2012	84	13.03	1,089	4.72%	1.35%	4.46%
	2011	100	12.47	1,242	5.89%	1.35%	5.89%
Fidelity VIP II Investment Grade Bond (Pinnacle IV)
	2015	55	12.81	703	1.95%	1.45%	(2.04)%
	2014	100	13.08	1,312	2.12%	1.45%	4.29%
	2013	107	12.54	1,346	3.26%	1.45%	(3.20)%
	2012	130	12.95	1,682	4.91%	1.45%	4.36%
	2011	142	12.41	1,762	5.53%	1.45%	5.78%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (AnnuiChoice)
	2015	1	$13.33	$7	1.63%	1.00%	(1.59)%
	2014	2	13.54	33	2.03%	1.00%	4.77%
	2013	3	12.92	36	3.44%	1.00%	(2.76)%
	2012	3	13.29	41	6.38%	1.00%	4.83%
	2011	6	12.68	82	5.41%	1.00%	6.26%
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)
	2015	1	12.70	19	2.26%	1.55%	(2.13)%
	2014	3	12.97	41	1.90%	1.55%	4.19%
	2013	4	12.45	46	3.25%	1.55%	(3.30)%
	2012	5	12.88	58	4.61%	1.55%	4.25%
	2011	6	12.35	71	3.97%	1.55%	5.68%
Fidelity VIP II Investment Grade Bond (Grandmaster)
	2015	29	34.47	1,001	2.42%	1.35%	(1.94)%
	2014	35	35.15	1,216	2.14%	1.35%	4.40%
	2013	36	33.67	1,217	3.40%	1.35%	(3.10)%
	2012	40	34.75	1,405	4.68%	1.35%	4.46%
	2011	48	33.26	1,595	5.86%	1.35%	5.89%
Fidelity VIP II Investment Grade Bond (IQ Annuity)
	2015	3	12.81	36	2.45%	1.45%	(2.04)%
	2014	3	13.08	40	1.19%	1.45%	4.29%
	2013	10	12.54	123	3.56%	1.45%	(3.20)%
	2012	10	12.95	130	4.70%	1.45%	4.36%
	2011	12	12.41	143	5.92%	1.45%	5.78%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)
	2015	6	10.91	68	2.39%	1.15%	(1.74)%
	2014	8	11.10	94	2.43%	1.15%	4.61%
	2013	4	10.61	41	7.32%	1.15%	(2.91)%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)
	2015	*-	12.56	4	2.57%	1.67%	(2.25)%
	2014	*-	12.85	4	0.16%	1.67%	4.06%
	2013	9	12.35	116	2.75%	1.67%	(3.42)%
	2012	15	12.79	193	4.93%	1.67%	4.12%
	2011	16	12.28	197	5.62%	1.67%	5.55%
Fidelity VIP Overseas (AnnuiChoice)
	2015	*-	9.79	2	1.34%	1.00%	2.59%
	2014	*-	9.54	2	1.39%	1.00%	(9.00)%
	2013	*-	10.49	2	1.75%	1.00%	29.13%
	2012	*-	8.12	1	2.41%	1.00%	19.53%
	2011	*-	6.80	1	0.80%	1.00%	(17.99)%
Fidelity VIP Overseas (Grandmaster flex3)
	2015	3	9.33	31	1.36%	1.55%	2.02%
	2014	3	9.14	31	1.36%	1.55%	(9.50)%
	2013	3	10.10	34	1.44%	1.55%	28.42%
	2012	5	7.87	40	2.36%	1.55%	18.86%
	2011	5	6.62	35	0.93%	1.55%	(18.45)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (Grandmaster)
	2015	36	$37.27	$1,348	1.28%	1.35%	2.23%
	2014	41	36.46	1,501	1.23%	1.35%	(9.32)%
	2013	50	40.21	2,027	1.70%	1.35%	28.68%
	2012	55	31.25	1,733	2.26%	1.35%	19.10%
	2011	63	26.23	1,645	1.61%	1.35%	(18.28)%
Fidelity VIP Overseas (IQ Annuity)
	2015	2	9.41	18	1.36%	1.45%	2.12%
	2014	2	9.22	18	1.36%	1.45%	(9.41)%
	2013	2	10.17	20	1.77%	1.45%	28.55%
	2012	2	7.91	15	2.10%	1.45%	18.98%
	2011	2	6.65	17	1.69%	1.45%	(18.36)%
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)
	2015	5	12.17	62	3.28%	1.15%	2.43%
	2014	*-	11.88	3	1.32%	1.15%	(9.13)%
	2013	*-	13.08	4	3.17%	1.15%	28.94%
Fidelity VIP Overseas (Pinnacle Plus)
	2015	*-	9.23	4	0.15%	1.67%	1.90%
	2014	7	9.06	63	1.35%	1.67%	(9.61)%
	2013	7	10.02	70	1.70%	1.67%	28.26%
	2012	9	7.81	71	2.09%	1.67%	18.72%
	2011	12	6.58	78	1.52%	1.67%	(18.55)%
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle)
	2015	26	15.37	394	0.15%	1.35%	5.61%
	2014	31	14.56	456	0.09%	1.35%	9.69%
	2013	35	13.27	468	0.25%	1.35%	34.37%
	2012	42	9.88	415	0.45%	1.35%	12.99%
	2011	59	8.74	515	0.60%	1.35%	(1.21)%
Fidelity VIP III Mid Cap (Grandmaster)
	2015	29	51.10	1,501	0.39%	1.35%	(2.83)%
	2014	31	52.59	1,649	0.16%	1.35%	4.76%
	2013	32	50.20	1,628	13.18%	1.35%	34.23%
	2012	36	37.40	1,348	7.88%	1.35%	13.19%
	2011	46	33.04	1,524	0.32%	1.35%	(11.92)%
Fidelity VIP III Mid Cap (Pinnacle)
	2015	39	52.47	2,051	0.38%	1.35%	(2.83)%
	2014	47	54.00	2,539	0.15%	1.35%	4.76%
	2013	60	51.54	3,107	13.10%	1.35%	34.23%
	2012	68	38.40	2,599	7.81%	1.35%	13.19%
	2011	88	33.92	2,985	0.30%	1.35%	(11.92)%
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)
	2015	*-	52.99	4	0.29%	1.10%	(2.58)%
	2014	*-	54.39	8	0.18%	1.10%	5.03%
	2013	*-	51.79	7	13.67%	1.10%	34.57%
	2012	*-	38.48	5	16.73%	1.10%	1.30%
Fidelity VIP Government Money Market IC (Pinacle)
	2015	94	9.91	927	0.02%	1.35%	(0.91)%
Fidelity VIP Goverenment Money Market IC (Pinacle II)
	2015	2	9.93	18	0.02%	1.10%	(0.74)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class (continued):
Fidelity VIP Governmet Money Market IC (Pinacle IV)
	2015	121	$9.90	$1,198	0.02%	1.45%	(0.98)%
Fidelity VIP Government Money Market IC (Pinacle V)
	2015	75	9.89	737	0.02%	1.55%	(1.05)%
Fidelity VIP Government Money Market IC (Pinnacle Plus)
	2015	20	9.89	194	0.02%	1.67%	(1.13)%
Fidelity VIP Government Money Market IC (Pinnacle Plus)
	2015	19	9.92	193	0.02%	1.67%	(0.77)%
Fidelity VIP Government Money Market IC (GrandMaster)
	2015	172	9.91	1,709	0.02%	1.35%	(0.91)%
Fidelity VIP Government Money Market IC (GrandMaster flex3)
	2015	144	9.89	1,424	0.02%	1.55%	(1.05)%
Fidelity VIP Government Money Market IC (AdvantEdge)
	2015	117	9.89	1,161	0.02%	1.60%	(1.09)%
Fidelity VIP Government Money Market IC (AnnuiChoice)
	2015	21	9.93	204	0.02%	1.00%	(0.67)%
Fidelity VIP Government Money Market IC (AnnuiChoice 2)
	2015	20	9.92	201	0.02%	1.15%	(0.77)%
Fidelity VIP Government Money Market IC (IQ3)
	2015	622	9.90	6,161	0.02%	1.45%	(0.98)%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)
	2015	6	16.00	101	0.99%	1.45%	(1.51)%
	2014	11	16.25	183	1.08%	1.45%	4.01%
	2013	17	15.62	263	1.45%	1.45%	13.67%
	2012	21	13.74	293	1.98%	1.45%	10.60%
	2011	25	12.43	312	2.41%	1.45%	(4.22)%
Fidelity VIP Asset Manager (AdvantEdge)
	2015	8	12.61	97	1.44%	1.60%	(1.66)%
	2014	6	12.82	80	1.25%	1.60%	3.85%
	2013	7	12.34	80	1.60%	1.60%	13.50%
	2012	7	10.88	75	2.17%	1.60%	10.43%
	2011	7	9.85	65	2.24%	1.60%	(4.37)%
Fidelity VIP Asset Manager (AnnuiChoice II)
	2015	11	15.02	170	1.34%	1.15%	(1.21)%
	2014	12	15.20	180	1.26%	1.15%	4.33%
	2013	12	14.57	179	1.61%	1.15%	14.01%
	2012	13	12.78	160	2.40%	1.15%	10.94%
	2011	9	11.52	109	1.91%	1.15%	(3.93)%
Fidelity VIP Asset Manager (AnnuiChoice)
	2015	3	17.62	61	1.26%	1.00%	(1.06)%
	2014	4	17.81	73	0.98%	1.00%	4.48%
	2013	6	17.05	98	1.61%	1.00%	14.19%
	2012	6	14.93	87	1.91%	1.00%	11.11%
	2011	7	13.44	97	2.24%	1.00%	(3.78)%
Fidelity VIP Asset Manager (GrandMaster flex3)
	2015	1	15.46	13	0.89%	1.55%	(1.61)%
	2014	2	15.71	24	1.49%	1.55%	3.90%
	2013	2	15.12	23	1.65%	1.55%	13.55%
	2012	2	13.32	21	1.67%	1.55%	10.49%
	2011	2	12.05	29	1.63%	1.55%	(4.32)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (Pinnacle)
	2015	2	$15.83	$30	1.26%	1.35%	(1.41)%
	2014	3	16.06	44	2.28%	1.35%	4.11%
	2013	*-	15.42	1	1.55%	1.35%	13.78%
	2012	*-	13.55	1	1.98%	1.35%	10.71%
	2011	*-	12.24	1	2.00%	1.35%	(4.12)%
Fidelity VIP Asset Manager (Pinnacle IV)
	2015	15	15.64	231	1.06%	1.45%	(1.51)%
	2014	23	15.88	360	0.97%	1.45%	4.01%
	2013	20	15.27	311	1.79%	1.45%	13.67%
	2012	17	13.44	223	2.05%	1.45%	10.60%
	2011	18	12.15	220	2.04%	1.45%	(4.22)%
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)
	2015	2	12.87	32	1.08%	1.15%	(1.21)%
	2014	3	13.03	44	1.58%	1.15%	4.33%
	2013	1	12.49	14	3.04%	1.15%	14.01%
Fidelity VIP Asset Manager (Pinnacle Plus)
	2015	3	15.94	49	1.01%	1.67%	(1.73)%
	2014	5	16.22	82	1.14%	1.67%	3.78%
	2013	2	15.63	33	0.87%	1.67%	13.41%
	2012	7	13.78	99	2.08%	1.67%	10.35%
	2011	7	12.49	93	1.92%	1.67%	(4.43)%
Fidelity VIP Asset Manager (Pinnacle V)
	2015	20	13.05	256	1.11%	1.55%	(1.61)%
	2014	28	13.26	376	1.21%	1.55%	3.90%
	2013	17	12.77	216	1.74%	1.55%	13.55%
	2012	14	11.24	163	2.15%	1.55%	10.49%
	2011	13	10.18	137	2.06%	1.55%	(4.32)%
Fidelity VIP Balanced (AdvantEdge)
	2015	35	14.49	504	1.06%	1.60%	(1.24)%
	2014	49	14.67	724	1.17%	1.60%	8.26%
	2013	61	13.55	821	6.09%	1.60%	17.38%
	2012	33	11.55	380	6.58%	1.60%	12.98%
	2011	32	10.22	328	2.44%	1.60%	(5.36)%
Fidelity VIP Balanced (AnnuiChoice II)
	2015	57	16.17	924	1.76%	1.15%	(0.79)%
	2014	29	16.30	469	1.83%	1.15%	8.75%
	2013	17	14.98	256	5.83%	1.15%	17.91%
	2012	13	12.71	170	6.47%	1.15%	13.49%
	2011	11	11.20	129	1.79%	1.15%	(4.93)%
Fidelity VIP Balanced (AnnuiChoice)
	2015	14	19.77	276	1.24%	1.00%	(0.64)%
	2014	16	19.90	315	1.34%	1.00%	8.92%
	2013	14	18.27	260	5.79%	1.00%	18.09%
	2012	16	15.47	253	6.71%	1.00%	13.67%
	2011	18	13.61	249	1.77%	1.00%	(4.78)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (GrandMaster flex3)
	2015	6	$19.42	$113	1.24%	1.55%	(1.19)%
	2014	6	19.66	125	1.05%	1.55%	8.31%
	2013	13	18.15	238	5.62%	1.55%	17.44%
	2012	14	15.45	213	6.74%	1.55%	13.03%
	2011	25	13.67	343	1.76%	1.55%	(5.31)%
Fidelity VIP Balanced (Grandmaster)
	2015	24	18.05	432	1.14%	1.35%	(0.99)%
	2014	24	18.23	443	1.48%	1.35%	8.53%
	2013	24	16.79	401	5.78%	1.35%	17.67%
	2012	29	14.27	413	6.70%	1.35%	13.26%
	2011	39	12.60	493	1.80%	1.35%	(5.12)%
Fidelity VIP Balanced (IQ3)
	2015	11	17.41	184	1.29%	1.45%	(1.09)%
	2014	12	17.61	211	1.18%	1.45%	8.42%
	2013	17	16.24	283	5.80%	1.45%	17.55%
	2012	21	13.81	285	6.67%	1.45%	13.15%
	2011	23	12.21	280	1.80%	1.45%	(5.22)%
Fidelity VIP Balanced (Pinnacle)
	2015	18	18.05	318	1.26%	1.35%	(0.99)%
	2014	21	18.23	387	1.36%	1.35%	8.53%
	2013	19	16.79	327	5.76%	1.35%	17.67%
	2012	23	14.27	330	6.71%	1.35%	13.26%
	2011	34	12.60	423	2.03%	1.35%	(5.12)%
Fidelity VIP Balanced (Pinnacle IV)
	2015	50	19.68	982	1.13%	1.45%	(1.09)%
	2014	67	19.89	1,341	1.18%	1.45%	8.42%
	2013	72	18.35	1,317	5.72%	1.45%	17.55%
	2012	88	15.61	1,373	6.70%	1.45%	13.15%
	2011	118	13.79	1,632	1.52%	1.45%	(5.22)%
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)
	2015	16	14.62	233	1.74%	1.15%	(0.79)%
	2014	8	14.74	120	1.49%	1.15%	8.75%
Fidelity VIP Balanced (Pinnacle Plus)
	2015	14	17.85	248	0.99%	1.67%	(1.31)%
	2014	24	18.09	439	1.19%	1.67%	8.18%
	2013	29	16.72	488	5.87%	1.67%	17.29%
	2012	32	14.26	461	6.67%	1.67%	12.89%
	2011	40	12.63	499	1.06%	1.67%	(5.43)%
Fidelity VIP Balanced (Pinnacle V)
	2015	100	13.67	1,361	1.52%	1.55%	(1.19)%
	2014	85	13.84	1,169	1.24%	1.55%	8.31%
	2013	75	12.78	960	5.75%	1.55%	17.44%
	2012	95	10.88	1,028	6.70%	1.55%	13.03%
	2011	96	9.63	925	1.72%	1.55%	(5.31)%
Fidelity VIP Contrafund (AdvantEdge)
	2015	107	14.67	1,567	0.76%	1.60%	(1.19)%
	2014	131	14.85	1,948	0.70%	1.60%	9.87%
	2013	156	13.51	2,107	0.88%	1.60%	28.86%
	2012	155	10.49	1,621	1.18%	1.60%	14.27%
	2011	155	9.18	1,421	0.90%	1.60%	(4.34)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (AnnuiChoice II)
	2015	65	$17.05	$1,108	0.89%	1.15%	(0.74)%
	2014	55	17.18	938	0.81%	1.15%	10.37%
	2013	47	15.57	725	0.88%	1.15%	29.45%
	2012	45	12.02	545	1.06%	1.15%	14.80%
	2011	58	10.47	613	0.82%	1.15%	(3.90)%
Fidelity VIP Contrafund (AnnuiChoice)
	2015	33	26.52	876	0.79%	1.00%	(0.59)%
	2014	35	26.68	927	0.74%	1.00%	10.54%
	2013	39	24.14	930	0.72%	1.00%	29.64%
	2012	58	18.62	1,087	1.04%	1.00%	14.97%
	2011	75	16.19	1,222	0.78%	1.00%	(3.75)%
Fidelity VIP Contrafund (GrandMaster flex3)
	2015	35	24.54	862	0.73%	1.55%	(1.14)%
	2014	42	24.82	1,039	0.65%	1.55%	9.93%
	2013	52	22.58	1,174	0.94%	1.55%	28.93%
	2012	45	17.51	792	0.95%	1.55%	14.33%
	2011	72	15.32	1,096	0.74%	1.55%	(4.29)%
Fidelity VIP Contrafund (IQ Advisor Standard)
	2015	1	24.20	13	0.82%	0.60%	(0.19)%
	2014	1	24.24	13	0.76%	0.60%	10.99%
	2013	1	21.84	12	0.98%	0.60%	30.17%
	2012	*-	16.78	7	1.19%	0.60%	15.44%
	2011	*-	14.54	6	0.82%	0.60%	(3.37)%
Fidelity VIP Contrafund (IQ3)
	2015	68	22.42	1,525	0.72%	1.45%	(1.04)%
	2014	85	22.65	1,920	0.74%	1.45%	10.04%
	2013	86	20.59	1,766	0.87%	1.45%	29.06%
	2012	92	15.95	1,475	1.10%	1.45%	14.45%
	2011	108	13.94	1,500	0.77%	1.45%	(4.19)%
Fidelity VIP Contrafund (Pinnacle IV)
	2015	153	25.68	3,933	0.75%	1.45%	(1.04)%
	2014	187	25.95	4,853	0.64%	1.45%	10.04%
	2013	275	23.58	6,479	0.76%	1.45%	29.06%
	2012	383	18.27	7,004	1.04%	1.45%	14.45%
	2011	507	15.96	8,087	0.71%	1.45%	(4.19)%
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)
	2015	43	16.88	720	0.90%	1.15%	(0.74)%
	2014	32	17.00	543	1.13%	1.15%	10.37%
	2013	7	15.40	107	1.02%	1.15%	29.45%
	2012	3	11.90	34	2.22%	1.15%	14.80%
Fidelity VIP Contrafund (Pinnacle Plus)
	2015	227	24.33	5,517	1.92%	1.67%	(1.26)%
	2014	76	24.64	1,868	0.64%	1.67%	9.79%
	2013	115	22.44	2,575	0.84%	1.67%	28.77%
	2012	135	17.43	2,356	1.13%	1.67%	14.19%
	2011	154	15.26	2,347	0.73%	1.67%	(4.40)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (Pinnacle V)
	2015	522	$14.31	$7,468	0.82%	1.55%	(1.14)%
	2014	514	14.48	7,444	0.75%	1.55%	9.93%
	2013	517	13.17	6,804	0.87%	1.55%	28.93%
	2012	538	10.22	5,492	1.14%	1.55%	14.33%
	2011	590	8.94	5,270	0.73%	1.55%	(4.29)%
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)
	2015	6	13.68	89	0.79%	1.15%	(3.30)%
	2014	*-	14.15	4	0.06%	1.15%	3.72%
	2013	1	13.64	12	12.89%	1.15%	36.37%
	2012	*-	10.00	1	13.81%	1.15%	17.21%
Fidelity VIP Disciplined Small Cap (AnnuiChoice)
	2015	2	13.86	34	0.33%	1.00%	(3.16)%
	2014	2	14.32	35	0.10%	1.00%	3.88%
	2013	3	13.78	37	7.84%	1.00%	36.58%
	2012	3	10.09	27	7.41%	1.00%	17.39%
	2011	3	8.60	24	0.09%	1.00%	(2.57)%
Fidelity VIP Disciplined Small Cap (GrandMaster)
	2015	1	13.44	12	0.30%	1.35%	(3.50)%
	2014	1	13.93	18	0.10%	1.35%	3.51%
	2013	1	13.46	18	7.82%	1.35%	36.10%
	2012	1	9.89	14	6.50%	1.35%	16.97%
	2011	2	8.46	16	0.11%	1.35%	(2.91)%
Fidelity VIP Disciplined Small Cap (IQ Annuity)
	2015	5	13.33	73	0.34%	1.45%	(3.60)%
	2014	6	13.82	76	0.10%	1.45%	3.41%
	2013	6	13.37	86	7.80%	1.45%	35.96%
	2012	6	9.83	64	7.30%	1.45%	16.85%
	2011	7	8.41	57	0.12%	1.45%	(3.01)%
Fidelity VIP Disciplined Small Cap (Pinnacle)
	2015	8	13.44	107	0.31%	1.35%	(3.50)%
	2014	10	13.93	139	0.10%	1.35%	3.51%
	2013	11	13.46	143	7.62%	1.35%	36.10%
	2012	12	9.89	114	5.48%	1.35%	16.97%
	2011	21	8.46	176	0.10%	1.35%	(2.91)%
Fidelity VIP Disciplined Small Cap (Pinnacle IV)
	2015	5	13.33	72	0.33%	1.45%	(3.60)%
	2014	6	13.82	76	0.10%	1.45%	3.41%
	2013	7	13.37	88	7.32%	1.45%	35.96%
	2012	8	9.83	79	6.59%	1.45%	16.85%
	2011	10	8.42	88	0.08%	1.45%	(3.01)%
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E)
	2015	*-	17.28	5	0.45%	1.15%	(3.30)%
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)
	2015	6	13.07	74	0.34%	1.67%	(3.81)%
	2014	6	13.59	79	0.01%	1.67%	3.17%
	2013	117	13.17	1,547	12.16%	1.67%	35.66%
	2012	16	9.71	159	9.22%	1.67%	16.59%
	2011	10	8.33	80	0.03%	1.67%	(3.22)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (Pinnacle V)
	2015	9	$13.30	$120	0.48%	1.55%	(3.69)%
	2014	6	13.81	79	0.08%	1.55%	3.30%
	2013	11	13.37	141	8.59%	1.55%	35.82%
	2012	8	9.84	80	6.21%	1.55%	16.73%
	2011	12	8.43	99	0.11%	1.55%	(3.11)%
Fidelity VIP Equity-Income (AnnuiChoice II)
	2015	33	13.39	444	3.32%	1.15%	(5.34)%
	2014	27	14.14	388	2.65%	1.15%	7.23%
	2013	29	13.19	385	9.42%	1.15%	26.36%
	2012	29	10.44	304	9.53%	1.15%	15.70%
	2011	31	9.02	276	2.16%	1.15%	(0.50)%
Fidelity VIP Equity-Income (AdvantEdge)
	2015	12	12.67	155	3.03%	1.60%	(5.77)%
	2014	12	13.44	166	2.61%	1.60%	6.75%
	2013	13	12.59	167	9.01%	1.60%	25.78%
	2012	15	10.01	147	9.94%	1.60%	15.17%
	2011	14	8.69	124	2.51%	1.60%	(0.95)%
Fidelity VIP Equity-Income (AnnuiChoice)
	2015	14	17.66	250	2.93%	1.00%	(5.20)%
	2014	15	18.63	278	2.59%	1.00%	7.40%
	2013	16	17.35	278	8.48%	1.00%	26.55%
	2012	20	13.71	279	9.15%	1.00%	15.88%
	2011	26	11.83	305	2.16%	1.00%	(0.35)%
Fidelity VIP Equity-Income (GrandMaster flex3)
	2015	8	17.41	136	2.79%	1.55%	(5.72)%
	2014	9	18.47	160	2.52%	1.55%	6.80%
	2013	10	17.29	178	9.11%	1.55%	25.85%
	2012	11	13.74	153	9.08%	1.55%	15.23%
	2011	15	11.92	175	2.40%	1.55%	(0.90)%
Fidelity VIP Equity-Income (IQ3)
	2015	25	15.67	384	2.98%	1.45%	(5.63)%
	2014	25	16.60	418	2.60%	1.45%	6.91%
	2013	28	15.53	442	8.98%	1.45%	25.98%
	2012	32	12.33	390	9.41%	1.45%	15.35%
	2011	35	10.69	376	2.29%	1.45%	(0.80)%
Fidelity VIP Equity-Income (Pinnacle IV)
	2015	41	17.49	713	2.19%	1.45%	(5.63)%
	2014	71	18.53	1,313	2.36%	1.45%	6.91%
	2013	96	17.33	1,672	8.97%	1.45%	25.98%
	2012	109	13.76	1,495	9.23%	1.45%	15.35%
	2011	136	11.93	1,621	1.90%	1.45%	(0.80)%
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)
	2015	23	16.02	371	3.09%	1.15%	(5.34)%
	2014	20	16.92	333	3.24%	1.15%	7.23%
	2013	6	15.78	100	11.89%	1.15%	26.36%
	2012	2	12.49	28	13.41%	1.15%	15.70%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (Pinnacle Plus)
	2015	24	$17.68	$426	2.39%	1.67%	(5.84)%
	2014	37	18.78	687	1.41%	1.67%	6.67%
	2013	128	17.60	2,251	12.06%	1.67%	25.70%
	2012	66	14.00	919	9.30%	1.67%	15.09%
	2011	77	12.17	938	2.21%	1.67%	(1.02)%
Fidelity VIP Equity-Income (Pinnacle V)
	2015	105	10.79	1,135	3.08%	1.55%	(5.72)%
	2014	100	11.44	1,144	2.64%	1.55%	6.80%
	2013	106	10.71	1,136	9.75%	1.55%	25.85%
	2012	98	8.51	832	9.62%	1.55%	15.23%
	2011	100	7.39	740	2.55%	1.55%	(0.90)%
Fidelity VIP Freedom 2010 (Advantedge)
	2015	*-	12.49	3	0.07%	1.60%	(2.12)%
	2014	10	12.76	122	1.60%	1.60%	2.55%
	2013	5	12.45	58	2.63%	1.60%	11.39%
	2012	5	11.17	56	2.97%	1.60%	9.79%
	2011	6	10.18	62	2.39%	1.60%	(2.02)%
Fidelity VIP Freedom 2010 (AnnuiChoice II)
	2015	7	12.72	93	1.43%	1.15%	(1.67)%
	2014	9	12.93	110	6.75%	1.15%	3.01%
Fidelity VIP Freedom 2010 (GrandMaster flex3)
	2015	1	12.28	8	1.59%	1.55%	(2.07)%
	2014	1	12.54	8	1.40%	1.55%	2.60%
	2013	1	12.22	8	2.41%	1.55%	11.44%
	2012	1	10.96	11	3.15%	1.55%	9.85%
	2011	1	9.98	10	2.40%	1.55%	(1.97)%
Fidelity VIP Freedom 2010 (GrandMaster)
	2015	1	12.49	12	1.18%	1.35%	(1.87)%
	2014	1	12.73	15	1.36%	1.35%	2.81%
	2013	1	12.38	16	2.65%	1.35%	11.67%
	2012	1	11.09	14	2.41%	1.35%	10.07%
	2011	3	10.08	28	2.11%	1.35%	(1.77)%
Fidelity VIP Freedom 2010 (Pinnacle)
	2015	8	12.49	98	1.58%	1.35%	(1.87)%
	2014	8	12.73	100	1.40%	1.35%	2.81%
	2013	8	12.38	97	2.67%	1.35%	11.67%
	2012	8	11.09	87	3.22%	1.35%	10.07%
	2011	7	10.08	74	4.76%	1.35%	(1.77)%
Fidelity VIP Freedom 2010 (Pinnacle IV)
	2015	16	12.38	203	1.35%	1.45%	(1.97)%
	2014	22	12.63	275	0.87%	1.45%	2.70%
	2013	58	12.30	710	2.46%	1.45%	11.56%
	2012	79	11.03	868	3.12%	1.45%	9.96%
	2011	82	10.03	818	4.03%	1.45%	(1.87)%
Fidelity VIP Freedom 2010 (Pinnacle Plus)
	2015	*-	12.15	5	0.70%	1.55%	(2.19)%
	2014	1	12.42	15	5.58%	1.55%	2.47%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2010 (Pinnacle V)
	2015	50	$12.19	$612	1.39%	1.15%	(2.07)%
	2014	63	12.44	790	1.28%	1.55%	2.60%
	2013	73	12.13	886	2.61%	1.55%	11.44%
	2012	81	10.88	887	3.21%	1.55%	9.85%
	2011	77	9.91	767	2.45%	1.55%	(1.97)%
Fidelity VIP Freedom 2015 (AdvantEdge)
	2015	10	12.51	123	1.34%	1.60%	(2.10)%
	2014	12	12.78	153	1.43%	1.60%	2.78%
	2013	12	12.44	149	3.10%	1.60%	12.28%
	2012	10	11.08	113	3.49%	1.60%	10.11%
	2011	11	10.06	113	2.38%	1.60%	(2.10)%
Fidelity VIP Freedom 2015 (AnnuiChoice II)
	2015	1	12.66	9	1.19%	1.15%	(1.65)%
	2014	2	12.87	20	1.43%	1.15%	3.25%
	2013	2	12.47	19	2.99%	1.15%	12.79%
	2012	2	11.05	18	4.09%	1.15%	10.61%
	2011	1	9.99	10	2.18%	1.15%	(1.66)%
Fidelity VIP Freedom 2015 (GrandMaster flex3)
	2015	1	12.22	8	1.59%	1.55%	(2.05)%
	2014	1	12.48	8	1.41%	1.55%	2.84%
	2013	1	12.13	8	3.03%	1.55%	12.34%
	2012	1	10.80	7	3.60%	1.55%	10.16%
	2011	1	9.80	6	2.39%	1.55%	(2.05)%
Fidelity VIP Freedom 2015 (Pinnacle IV)
	2015	3	12.33	37	0.64%	1.45%	(1.95)%
	2014	30	12.57	378	1.38%	1.45%	2.94%
	2013	39	12.22	472	3.01%	1.45%	12.45%
	2012	41	10.86	447	2.98%	1.45%	10.27%
	2011	73	9.85	724	2.31%	1.45%	(1.95)%
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E)
	2015	1	12.83	18	1.49%	1.15%	(1.65)%
Fidelity VIP Freedom 2015 (Pinnacle Plus)
	2015	4	12.09	50	1.35%	1.67%	(2.17)%
	2014	7	12.36	82	1.49%	1.67%	2.71%
	2013	7	12.03	87	3.00%	1.67%	12.20%
	2012	8	10.73	83	2.48%	1.67%	10.03%
	2011	15	9.75	149	2.10%	1.67%	(2.17)%
Fidelity VIP Freedom 2015 (Pinnacle V)
	2015	50	12.12	610	1.47%	1.55%	(2.05)%
	2014	55	12.37	674	1.42%	1.55%	2.84%
	2013	56	12.03	676	2.96%	1.55%	12.34%
	2012	63	10.71	672	3.36%	1.55%	10.16%
	2011	78	9.72	754	2.35%	1.55%	(2.05)%
Fidelity VIP Freedom 2020 (AdvantEdge)
	2015	*-	12.42	*-	1.15%	1.60%	(2.05)%
	2014	*-	12.68	1	1.41%	1.60%	2.92%
	2013	*-	12.32	1	2.28%	1.60%	13.79%
	2012	*-	10.82	4	2.03%	1.60%	11.25%
	2011	1	9.73	11	2.34%	1.60%	(2.82)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (AnnuiChoice II)
	2015	2	$12.43	$22	1.11%	1.15%	(1.60)%
	2014	5	12.64	63	1.54%	1.15%	3.39%
	2013	3	12.22	40	2.94%	1.15%	14.31%
	2012	3	10.69	35	3.08%	1.15%	11.76%
	2011	3	9.57	31	2.36%	1.15%	(2.37)%
Fidelity VIP Freedom 2020 (GrandMaster)
	2015	1	12.22	10	1.71%	1.35%	(1.80)%
	2014	1	12.44	9	1.63%	1.35%	3.18%
	2013	1	12.06	7	1.82%	1.35%	14.08%
	2012	17	10.57	175	5.14%	1.35%	11.54%
Fidelity VIP Freedom 2020 (Pinnacle IV)
	2015	*-	12.11	3	0.11%	1.45%	(1.90)%
	2014	35	12.34	435	1.44%	1.45%	3.08%
	2013	35	11.98	422	2.95%	1.45%	13.96%
	2012	35	10.51	367	2.86%	1.45%	11.42%
	2011	43	9.43	402	2.60%	1.45%	(2.67)%
Fidelity VIP Freedom 2020 (Pinnacle V)
	2015	29	11.87	346	2.15%	1.55%	(2.00)%
	2014	17	12.12	204	1.27%	1.55%	2.98%
	2013	25	11.77	297	2.99%	1.55%	13.84%
	2012	23	10.34	237	2.28%	1.55%	11.31%
	2011	49	9.29	457	2.46%	1.55%	(2.77)%
Fidelity VIP Freedom 2025 (Advantedge)
	2015	*-	12.93	*-	1.32%	1.60%	(2.10)%
	2014	*-	13.20	1	1.40%	1.60%	3.18%
	2013	*-	12.80	1	2.49%	1.60%	17.80%
	2012	*-	10.86	4	1.84%	1.60%	12.95%
	2011	1	9.62	11	2.16%	1.60%	(3.90)%
Fidelity VIP Freedom 2025 (Pinnacle IV)
	2015	1	12.56	8	1.52%	1.45%	(1.95)%
	2014	1	12.81	9	1.46%	1.45%	3.33%
	2013	1	12.40	6	3.27%	1.45%	17.98%
	2012	1	10.51	5	2.43%	1.45%	13.13%
	2011	1	9.29	7	3.28%	1.45%	(3.76)%
Fidelity VIP Freedom 2025 (Pinnacle V)
	2015	40	12.31	496	2.07%	1.55%	(2.05)%
	2014	36	12.57	451	1.51%	1.55%	3.23%
	2013	30	12.17	360	3.73%	1.55%	17.86%
	2012	17	10.33	173	2.95%	1.55%	13.01%
	2011	15	9.14	133	2.44%	1.55%	(3.86)%
Fidelity VIP Freedom 2030 (AnnuiChoice II)
	2015	1	12.48	9	1.47%	1.15%	(1.67)%
Fidelity VIP Freedom 2030 (Pinnacle IV)
	2015	*-	12.15	3	1.45%	1.45%	(1.97)%
	2014	*-	12.40	3	1.38%	1.45%	3.23%
	2013	*-	12.01	3	2.74%	1.45%	19.65%
	2012	*-	10.04	4	2.91%	1.45%	13.50%
	2011	*-	8.84	3	2.18%	1.45%	(4.23)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2030 (Pinnacle Plus)
	2015	80	$11.92	$958	0.11%	1.67%	(2.19)%
	2014	1,370	12.19	16,693	5.71%	1.67%	3.00%
	2013	*-	11.83	3	2.95%	1.67%	19.38%
	2012	*-	9.91	3	2.91%	1.67%	13.25%
	2011	*-	8.75	3	2.19%	1.67%	(4.45)%
Fidelity VIP Freedom 2030 (Pinnacle V)
	2015	14	11.89	170	1.46%	1.55%	(2.07)%
	2014	15	12.14	176	1.35%	1.55%	3.12%
	2013	15	11.77	173	3.22%	1.55%	19.53%
	2012	12	9.85	119	2.82%	1.55%	13.39%
	2011	13	8.68	113	2.08%	1.55%	(4.33)%
Fidelity VIP Growth (AnnuiChoice II)
	2015	34	18.55	622	0.04%	1.15%	5.68%
	2014	21	17.56	361	0.00%	1.15%	9.74%
	2013	18	16.00	295	0.11%	1.15%	34.44%
	2012	22	11.90	260	0.41%	1.15%	13.08%
	2011	19	10.52	195	0.49%	1.15%	(1.18)%
Fidelity VIP Growth (GrandMaster)
	2015	38	16.19	610	0.03%	1.35%	5.46%
	2014	37	15.35	567	0.00%	1.35%	9.52%
	2013	41	14.02	575	0.12%	1.35%	34.17%
	2012	37	10.45	383	0.38%	1.35%	12.85%
Fidelity VIP Growth (AdvantEdge)
	2015	6	15.03	86	0.03%	1.60%	5.20%
	2014	7	14.29	94	0.00%	1.60%	9.24%
	2013	9	13.08	118	0.11%	1.60%	33.83%
	2012	10	9.78	95	0.43%	1.60%	12.56%
	2011	7	8.68	62	0.49%	1.60%	(1.63)%
Fidelity VIP Growth (AnnuiChoice)
	2015	5	18.19	92	0.03%	1.00%	5.84%
	2014	5	17.18	93	0.00%	1.00%	9.90%
	2013	5	15.63	77	0.09%	1.00%	34.64%
	2012	9	11.61	101	0.35%	1.00%	13.25%
	2011	10	10.25	105	0.46%	1.00%	(1.03)%
Fidelity VIP Growth (GrandMaster flex3)
	2015	3	20.27	69	0.03%	1.55%	5.25%
	2014	4	19.26	70	0.00%	1.55%	9.29%
	2013	5	17.62	82	0.11%	1.55%	33.90%
	2012	5	13.16	66	0.33%	1.55%	12.62%
	2011	7	11.69	78	0.50%	1.55%	(1.58)%
Fidelity VIP Growth (IQ3)
	2015	10	13.46	136	0.03%	1.45%	5.36%
	2014	11	12.77	136	0.00%	1.45%	9.40%
	2013	11	11.67	128	0.11%	1.45%	34.03%
	2012	13	8.71	116	0.37%	1.45%	12.74%
	2011	14	7.73	111	0.49%	1.45%	(1.48)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (Pinnacle)
	2015	11	$16.19	$180	0.05%	1.35%	5.46%
	2014	5	15.35	79	0.00%	1.35%	9.52%
	2013	6	14.02	84	0.10%	1.35%	34.17%
	2012	8	10.45	83	0.46%	1.35%	12.85%
	2011	9	9.26	85	0.65%	1.35%	(1.38)%
Fidelity VIP Growth (Pinnacle IV)
	2015	28	18.34	508	0.03%	1.45%	5.36%
	2014	31	17.41	535	0.00%	1.45%	9.40%
	2013	34	15.91	541	0.10%	1.45%	34.03%
	2012	51	11.87	600	0.33%	1.45%	12.74%
	2011	67	10.53	709	0.46%	1.45%	(1.48)%
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)
	2015	1	18.88	11	0.03%	1.15%	5.68%
	2014	1	17.86	14	0.00%	1.15%	9.74%
	2013	*-	16.28	3	0.22%	1.15%	34.44%
Fidelity VIP Growth (Pinnacle Plus)
	2015	15	20.38	308	0.03%	1.67%	5.12%
	2014	20	19.39	389	0.00%	1.67%	9.16%
	2013	23	17.76	411	0.05%	1.67%	33.73%
	2012	107	13.28	1,424	0.62%	1.67%	12.48%
	2011	25	11.81	298	0.48%	1.67%	(1.70)%
Fidelity VIP Growth (Pinnacle V)
	2015	28	15.73	448	0.03%	1.55%	5.25%
	2014	31	14.95	461	0.00%	1.55%	9.29%
	2013	38	13.67	520	0.14%	1.55%	33.90%
	2012	50	10.21	516	0.38%	1.55%	12.62%
	2011	50	9.07	449	0.51%	1.55%	(1.58)%
Fidelity VIP High Income (AdvantEdge)
	2015	3	13.42	43	1.29%	1.15%	(5.40)%
	2014	3	14.19	43	0.66%	1.60%	(0.71)%
	2013	44	14.29	622	5.38%	1.60%	4.01%
	2012	51	13.74	703	5.64%	1.60%	12.14%
	2011	56	12.25	690	6.95%	1.60%	2.06%
Fidelity VIP High Income (AnnuiChoice II)
	2015	8	14.35	118	6.38%	1.15%	(4.97)%
	2014	8	15.10	122	7.55%	1.15%	(0.26)%
	2013	4	15.14	66	4.78%	1.15%	4.48%
	2012	6	14.49	81	6.07%	1.15%	12.66%
	2011	5	12.86	67	8.54%	1.15%	2.53%
Fidelity VIP High Income (AnnuiChoice)
	2015	9	20.57	195	6.30%	1.00%	(4.83)%
	2014	10	21.61	220	5.72%	1.00%	(0.10)%
	2013	9	21.64	201	5.72%	1.00%	4.64%
	2012	10	20.68	201	4.82%	1.00%	12.83%
	2011	15	18.33	266	5.48%	1.00%	2.68%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (GrandMaster flex3)
	2015	2	$17.94	$44	0.85%	1.55%	(5.35)%
	2014	6	18.95	111	0.63%	1.55%	(0.66)%
	2013	92	19.08	1,749	5.79%	1.55%	4.06%
	2012	94	18.33	1,721	5.73%	1.55%	12.20%
	2011	101	16.34	1,648	7.15%	1.55%	2.11%
Fidelity VIP High Income (IQ3)
	2015	14	16.16	230	0.95%	1.45%	(5.26)%
	2014	16	17.06	280	0.39%	1.45%	(0.56)%
	2013	407	17.15	6,976	5.77%	1.45%	4.17%
	2012	417	16.47	6,866	5.87%	1.45%	12.31%
	2011	428	14.66	6,271	6.83%	1.45%	2.22%
Fidelity VIP High Income (Pinnacle)
	2015	2	15.95	25	5.39%	1.55%	(5.16)%
	2014	2	16.82	42	5.05%	1.35%	(0.46)%
	2013	3	16.90	48	5.65%	1.35%	4.27%
	2012	3	16.21	50	5.21%	1.35%	12.43%
	2011	4	14.42	57	5.43%	1.35%	2.32%
Fidelity VIP High Income (Pinnacle IV)
	2015	11	18.17	203	5.01%	1.45%	(5.26)%
	2014	13	19.18	252	3.75%	1.45%	(0.56)%
	2013	29	19.29	557	5.30%	1.45%	4.17%
	2012	35	18.52	645	5.62%	1.45%	12.31%
	2011	39	16.49	641	5.88%	1.45%	2.22%
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)
	2015	3	11.49	37	13.90%	1.15%	(4.97)%
	2014	*-	12.09	1	0.22%	1.15%	(0.26)%
	2013	2	12.12	29	0.85%	1.15%	4.48%
Fidelity VIP High Income (Pinnacle Plus)
	2015	7	16.46	114	5.26%	1.67%	(5.47)%
	2014	10	17.41	171	4.18%	1.67%	(0.78)%
	2013	16	17.54	279	2.03%	1.67%	3.93%
	2012	88	16.88	1,492	9.50%	1.67%	12.06%
	2011	16	15.06	248	6.50%	1.67%	1.99%
Fidelity VIP High Income (Pinnacle V)
	2015	26	12.71	325	5.26%	1.55%	(5.35)%
	2014	30	13.43	409	4.31%	1.55%	(0.66)%
	2013	33	13.52	451	6.08%	1.55%	4.06%
	2012	31	12.99	397	6.24%	1.55%	12.20%
	2011	27	11.58	309	6.41%	1.55%	2.11%
Fidelity VIP II Index 500 (Pinnacle)
	2015	43	14.30	612	1.74%	1.35%	(0.28)%
	2014	51	14.34	738	1.98%	1.35%	11.76%
	2013	40	12.83	507	2.03%	1.35%	30.13%
	2012	77	9.86	759	3.42%	1.35%	14.06%
	2011	52	8.64	452	4.05%	1.35%	0.41%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP II Index 500 (Pinnacle IV)
	2015	185	$14.17	$2,624	1.74%	1.45%	(0.38)%
	2014	202	14.23	2,880	1.79%	1.45%	11.65%
	2013	200	12.74	2,552	2.75%	1.45%	30.00%
	2012	275	9.80	2,693	3.25%	1.45%	13.95%
	2011	298	8.60	2,565	4.19%	1.45%	0.31%
Fidelity VIP II Index 500 (Pinnacle V)
	2015	466	13.78	6,417	1.92%	1.55%	(0.48)%
	2014	412	13.85	5,706	1.79%	1.55%	11.53%
	2013	325	12.42	4,037	2.86%	1.55%	29.87%
	2012	200	9.56	1,910	3.28%	1.55%	13.83%
	2011	194	8.40	1,631	4.16%	1.55%	0.21%
Fidelity VIP Index 500 (AdvantEdge)
	2015	59	15.44	908	1.68%	1.60%	(0.53)%
	2014	67	15.52	1,042	1.54%	1.60%	11.48%
	2013	65	13.92	904	2.73%	1.60%	29.80%
	2012	56	10.73	596	3.33%	1.60%	13.77%
	2011	51	9.43	480	4.17%	1.60%	0.16%
Fidelity VIP Index 500 (AnnuiChoice II)
	2015	160	14.55	2,334	2.34%	1.15%	(0.08)%
	2014	79	14.56	1,144	1.81%	1.15%	11.99%
	2013	52	13.01	676	2.72%	1.15%	30.39%
	2012	46	9.97	455	3.38%	1.15%	14.30%
	2011	32	8.73	280	4.21%	1.15%	0.62%
Fidelity VIP Index 500 (AnnuiChoice)
	2015	25	18.55	465	2.10%	1.00%	0.07%
	2014	21	18.54	388	1.47%	1.00%	12.16%
	2013	21	16.53	349	2.36%	1.00%	30.59%
	2012	37	12.66	473	3.22%	1.00%	14.47%
	2011	41	11.06	456	4.07%	1.00%	0.77%
Fidelity VIP Index 500 (Grandmaster flex3)
	2015	26	14.05	362	1.75%	1.55%	(0.48)%
	2014	28	14.12	401	1.55%	1.55%	11.53%
	2013	29	12.66	368	2.65%	1.55%	29.87%
	2012	33	9.75	324	3.33%	1.55%	13.83%
	2011	35	8.56	303	4.26%	1.55%	0.21%
Fidelity VIP Index 500 (Grandmaster)
	2015	175	14.30	2,496	1.88%	1.35%	(0.28)%
	2014	178	14.34	2,555	2.63%	1.35%	11.76%
	2013	96	12.83	1,228	1.99%	1.35%	30.13%
	2012	183	9.86	1,806	3.44%	1.35%	14.06%
Fidelity VIP Index 500 (IQ3)
	2015	39	15.93	614	1.63%	1.45%	(0.38)%
	2014	53	16.00	854	1.50%	1.45%	11.65%
	2013	50	14.33	720	2.72%	1.45%	30.00%
	2012	50	11.02	547	3.23%	1.45%	13.95%
	2011	53	9.67	513	4.10%	1.45%	0.31%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)
	2015	34	$17.86	$602	1.85%	1.15%	(0.08)%
	2014	31	17.87	553	1.93%	1.15%	11.99%
	2013	7	15.96	104	3.08%	1.15%	30.39%
Fidelity VIP Index 500 (Pinnacle Plus)
	2015	38	20.48	769	1.56%	1.67%	(0.60)%
	2014	52	20.61	1,079	1.61%	1.67%	11.40%
	2013	65	18.50	1,211	1.93%	1.67%	29.71%
	2012	163	14.26	2,319	3.56%	1.67%	13.69%
	2011	82	12.54	1,030	6.02%	1.67%	0.09%
Fidelity VIP Investment Grade Bond (AdvantEdge)
	2015	61	12.23	743	2.39%	1.60%	(2.43)%
	2014	65	12.54	810	2.06%	1.60%	3.93%
	2013	60	12.06	727	3.89%	1.60%	(3.63)%
	2012	44	12.52	552	5.38%	1.60%	3.91%
	2011	34	12.05	414	6.56%	1.60%	5.33%
Fidelity VIP Investment Grade Bond (AnnuiChoice II)
	2015	79	13.24	1,052	3.04%	1.15%	(1.99)%
	2014	52	13.51	699	2.41%	1.15%	4.40%
	2013	36	12.94	463	3.89%	1.15%	(3.19)%
	2012	26	13.36	351	4.92%	1.15%	4.38%
	2011	26	12.80	336	6.29%	1.15%	5.81%
Fidelity VIP Investment Grade Bond (AnnuiChoice)
	2015	9	16.45	156	1.99%	1.15%	(1.84)%
	2014	13	16.76	213	2.00%	1.00%	4.56%
	2013	13	16.03	206	3.22%	1.00%	(3.05)%
	2012	14	16.54	240	3.63%	1.00%	4.54%
	2011	32	15.82	505	5.37%	1.00%	5.97%
Fidelity VIP Investment Grade Bond (GrandMaster flex3)
	2015	5	13.33	62	2.36%	1.55%	(2.39)%
	2014	6	13.66	85	1.37%	1.55%	3.98%
	2013	11	13.13	147	0.75%	1.55%	(3.58)%
	2012	90	13.62	1,226	6.68%	1.55%	3.96%
	2011	28	13.10	362	4.88%	1.55%	5.38%
Fidelity VIP Investment Grade Bond (GrandMaster)
	2015	34	12.64	426	2.64%	1.35%	(2.19)%
	2014	31	12.93	395	1.93%	1.35%	4.19%
	2013	38	12.41	466	3.23%	1.35%	(3.39)%
	2012	42	12.84	540	5.71%	1.35%	4.17%
	2011	29	12.33	358	4.87%	1.35%	5.60%
Fidelity VIP Investment Grade Bond (IQ3)
	2015	18	15.68	279	1.96%	1.45%	(2.29)%
	2014	26	16.05	421	1.82%	1.45%	4.09%
	2013	33	15.42	516	3.12%	1.45%	(3.49)%
	2012	40	15.97	638	5.01%	1.45%	4.07%
	2011	42	15.35	652	5.72%	1.45%	5.49%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (Pinnacle)
	2015	10	$13.65	$138	2.14%	1.35%	(2.19)%
	2014	13	13.96	186	1.87%	1.35%	4.19%
	2013	14	13.39	186	3.06%	1.35%	(3.39)%
	2012	17	13.86	236	4.46%	1.35%	4.17%
	2011	23	13.31	305	4.99%	1.35%	5.60%
Fidelity VIP Investment Grade Bond (Pinnacle IV)
	2015	45	13.49	601	1.90%	1.45%	(2.29)%
	2014	72	13.81	995	1.67%	1.45%	4.09%
	2013	98	13.26	1,303	2.66%	1.45%	(3.49)%
	2012	155	13.74	2,127	4.63%	1.45%	4.07%
	2011	181	13.21	2,396	5.46%	1.45%	5.49%
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)
	2015	1	13.79	17	1.96%	1.10%	(1.94)%
	2014	2	14.06	29	1.97%	1.10%	4.46%
	2013	2	13.46	29	3.36%	1.10%	(3.14)%
	2012	2	13.90	32	8.22%	1.10%	3.60%
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)
	2015	7	10.77	81	2.52%	1.15%	(1.99)%
	2014	7	10.99	81	1.68%	1.15%	4.40%
	2013	4	10.52	41	3.28%	1.15%	(3.19)%
Fidelity VIP Investment Grade Bond (Pinnacle Plus)
	2015	340	13.08	4,442	12.47%	1.67%	(2.50)%
	2014	6	13.42	78	1.53%	1.67%	3.86%
	2013	17	12.92	215	0.74%	1.67%	(3.70)%
	2012	151	13.41	2,024	6.95%	1.67%	3.83%
	2011	38	12.92	488	5.79%	1.67%	5.25%
Fidelity VIP Investment Grade Bond (Pinnacle V)
	2015	655	12.46	8,165	2.72%	1.55%	(2.39)%
	2014	513	12.77	6,545	2.14%	1.55%	3.98%
	2013	443	12.28	5,437	4.02%	1.55%	(3.58)%
	2012	310	12.74	3,949	5.18%	1.55%	3.96%
	2011	263	12.25	3,228	5.70%	1.55%	5.38%
Fidelity VIP Mid Cap (AdvantEdge)
	2015	43	14.87	632	0.24%	1.60%	(3.20)%
	2014	47	15.36	726	0.02%	1.60%	4.34%
	2013	58	14.73	853	13.13%	1.60%	33.70%
	2012	65	11.01	720	8.54%	1.60%	12.72%
	2011	71	9.77	692	0.27%	1.60%	(12.28)%
Fidelity VIP Mid Cap (AnnuiChoice II)
	2015	45	17.13	770	0.28%	1.15%	(2.76)%
	2014	34	17.61	596	0.02%	1.15%	4.81%
	2013	33	16.80	547	13.45%	1.15%	34.31%
	2012	34	12.51	431	6.20%	1.15%	13.24%
	2011	66	11.05	727	0.26%	1.15%	(11.88)%
Fidelity VIP Mid Cap (AnnuiChoice)
	2015	8	33.57	280	0.25%	1.00%	(2.61)%
	2014	9	34.47	295	0.02%	1.00%	4.97%
	2013	11	32.84	352	11.93%	1.00%	34.51%
	2012	15	24.42	377	6.07%	1.00%	13.41%
	2011	31	21.53	662	0.21%	1.00%	(11.74)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (GrandMaster flex3)
	2015	9	$30.15	$271	0.25%	1.55%	(3.15)%
	2014	10	31.13	302	0.02%	1.55%	4.39%
	2013	15	29.82	442	13.84%	1.55%	33.77%
	2012	15	22.29	323	7.20%	1.55%	12.78%
	2011	22	19.77	428	0.17%	1.55%	(12.23)%
Fidelity VIP Mid Cap (Grandmaster)
	2015	17	25.34	438	0.26%	1.35%	(2.96)%
	2014	16	26.11	427	0.02%	1.35%	4.60%
	2013	16	24.96	401	13.93%	1.35%	34.04%
	2012	16	18.62	295	8.43%	1.35%	13.01%
	2011	18	16.48	290	0.13%	1.35%	(12.05)%
Fidelity VIP Mid Cap (IQ Annuity)
	2015	30	30.53	917	0.24%	1.45%	(3.05)%
	2014	32	31.49	1,012	0.02%	1.45%	4.50%
	2013	36	30.14	1,081	13.60%	1.45%	33.90%
	2012	37	22.51	830	8.21%	1.45%	12.89%
	2011	43	19.94	862	0.19%	1.45%	(12.14)%
Fidelity VIP Mid Cap (Pinnacle)
	2015	25	14.80	372	0.23%	1.35%	(2.96)%
	2014	30	15.25	450	0.02%	1.35%	4.60%
	2013	33	14.58	488	13.71%	1.35%	34.04%
	2012	34	10.88	366	8.50%	1.35%	13.01%
	2011	37	9.63	355	0.16%	1.35%	(12.05)%
Fidelity VIP Mid Cap (Pinnacle IV)
	2015	32	31.06	992	0.22%	1.45%	(3.05)%
	2014	40	32.04	1,294	0.02%	1.45%	4.50%
	2013	67	30.66	2,065	12.49%	1.45%	33.90%
	2012	91	22.90	2,083	7.27%	1.45%	12.89%
	2011	139	20.28	2,818	0.17%	1.45%	(12.14)%
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)
	2015	40	14.18	564	0.25%	1.15%	(2.76)%
	2014	38	14.58	547	0.03%	1.15%	4.81%
	2013	5	13.91	71	14.50%	1.15%	34.31%
	2012	4	10.36	45	16.69%	1.15%	13.24%
Fidelity VIP Mid Cap (Pinnacle Plus)
	2015	14	29.85	426	0.20%	1.67%	(3.27)%
	2014	21	30.86	639	0.01%	1.67%	4.26%
	2013	88	29.60	2,610	16.73%	1.67%	33.60%
	2012	51	22.16	1,139	7.58%	1.67%	12.64%
	2011	70	19.67	1,377	0.15%	1.67%	(12.34)%
Fidelity VIP Mid Cap (Pinnacle V)
	2015	126	14.43	1,812	0.23%	1.55%	(3.15)%
	2014	140	14.90	2,088	0.02%	1.55%	4.39%
	2013	157	14.27	2,241	13.35%	1.55%	33.77%
	2012	155	10.67	1,657	7.66%	1.55%	12.78%
	2011	208	9.46	1,964	0.21%	1.55%	(12.23)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (AdvantEdge)
	2015	36	$9.44	$342	1.10%	1.60%	1.64%
	2014	41	9.28	377	1.15%	1.60%	(9.76)%
	2013	38	10.29	386	1.39%	1.60%	28.09%
	2012	45	8.03	358	2.12%	1.60%	18.44%
	2011	46	6.78	313	1.67%	1.60%	(18.66)%
Fidelity VIP Overseas (AnnuiChoice II)
	2015	24	11.28	272	1.34%	1.15%	2.11%
	2014	18	11.04	203	1.14%	1.15%	(9.35)%
	2013	19	12.18	229	1.51%	1.15%	28.67%
	2012	18	9.47	175	2.03%	1.15%	18.99%
Fidelity VIP Overseas (AnnuiChoice)
	2015	9	17.15	158	0.99%	1.00%	2.26%
	2014	11	16.77	188	1.05%	1.00%	(9.21)%
	2013	13	18.47	235	1.68%	1.00%	28.87%
	2012	10	14.34	140	1.37%	1.00%	19.17%
Fidelity VIP Overseas (GrandMaster flex3)
	2015	8	14.92	115	1.15%	1.55%	1.70%
	2014	7	14.68	105	0.98%	1.55%	(9.72)%
	2013	9	16.25	140	1.44%	1.55%	28.15%
	2012	9	12.68	120	1.92%	1.55%	18.50%
	2011	12	10.70	126	1.17%	1.55%	(18.62)%
Fidelity VIP Overseas (GrandMaster)
	2015	18	9.29	163	0.92%	1.35%	1.90%
	2014	23	9.11	210	0.57%	1.35%	(9.53)%
	2013	79	10.07	794	2.18%	1.35%	28.41%
	2012	23	7.84	182	1.96%	1.35%	18.75%
Fidelity VIP Overseas (IQ3)
	2015	29	12.94	372	1.13%	1.45%	1.80%
	2014	29	12.71	372	1.09%	1.45%	(9.63)%
	2013	30	14.06	423	1.46%	1.45%	28.28%
	2012	32	10.96	352	2.06%	1.45%	18.63%
Fidelity VIP Overseas (Pinnacle)
	2015	23	15.28	354	1.08%	1.35%	1.90%
	2014	24	15.00	367	0.89%	1.35%	(9.53)%
	2013	36	16.58	597	1.67%	1.35%	28.41%
	2012	28	12.91	365	1.72%	1.35%	18.75%
	2011	43	10.87	469	1.28%	1.35%	(18.45)%
Fidelity VIP Overseas (Pinnacle IV)
	2015	29	15.10	433	1.05%	1.45%	1.80%
	2014	31	14.84	467	0.67%	1.45%	(9.63)%
	2013	63	16.42	1,031	1.60%	1.45%	28.28%
	2012	55	12.80	709	1.56%	1.45%	18.63%
	2011	100	10.79	1,083	1.27%	1.45%	(18.54)%
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)
	2015	6	12.02	76	2.21%	1.15%	2.11%
	2014	3	11.77	38	1.55%	1.15%	(9.35)%
	2013	1	12.98	8	2.67%	1.15%	28.67%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (Pinnacle Plus)
	2015	9	$18.22	$173	1.03%	1.67%	1.57%
	2014	13	17.94	238	0.82%	1.67%	(9.83)%
	2013	23	19.89	462	1.61%	1.67%	28.00%
	2012	22	15.54	335	2.06%	1.67%	18.36%
Fidelity VIP Overseas (Pinnacle V)
	2015	95	8.97	854	1.04%	1.55%	1.70%
	2014	109	8.82	965	1.05%	1.55%	(9.72)%
	2013	118	9.77	1,153	1.56%	1.55%	28.15%
	2012	90	7.62	686	1.91%	1.55%	18.50%
	2011	113	6.43	728	1.42%	1.55%	(18.62)%
Fidelity VIP Target Volatility (AnnuiChoice II)
	2015	1	10.49	8	1.12%	1.15%	(2.47)%
Fidelity VIP Target Volatility (Pinnacle V)
	2015	22	10.41	231	1.52%	1.55%	(2.87)%
	2014	5	10.71	59	0.53%	1.55%	4.11%
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge)
	2015	2	13.56	27	0.00%	1.60%	(6.51)%
	2014	3	14.50	46	0.00%	1.60%	10.57%
	2013	1	13.12	7	0.00%	1.60%	35.67%
	2012	1	9.67	5	0.00%	1.60%	16.72%
	2011	1	8.28	6	0.00%	1.60%	(17.17)%
Columbia VIT Mid Cap Value (AnnuiChoice II)
	2015	23	13.85	315	0.00%	1.15%	(6.08)%
	2014	1	14.75	19	0.00%	1.15%	11.07%
	2013	2	13.28	21	0.00%	1.15%	36.28%
Columbia VIT Mid Cap Value (Annuichoice)
	2015	*-	13.95	5	0.00%	1.00%	(5.94)%
	2014	*-	14.83	4	0.00%	1.00%	11.24%
	2013	*-	13.33	4	0.00%	1.00%	36.49%
Columbia VIT Mid Cap Value (Grandmaster flex3)
	2015	12	13.59	165	0.00%	1.55%	(6.46)%
	2014	15	14.53	215	0.00%	1.55%	10.62%
	2013	16	13.13	204	0.00%	1.55%	35.73%
	2012	1	9.68	10	0.00%	1.55%	16.78%
	2011	1	8.29	8	0.00%	1.55%	(17.14)%
Columbia VIT Mid Cap Value (Grandmaster)
	2015	*-	13.72	1	0.00%	1.35%	(6.27)%
	2014	3	14.64	42	0.00%	1.35%	10.85%
	2013	*-	13.21	3	0.00%	1.35%	36.01%
	2012	*-	9.71	*-	0.00%	1.35%	17.02%
	2011	5	8.30	44	0.00%	1.35%	(17.03)%
Columbia VIT Mid Cap Value (Pinnacle)
	2015	3	13.72	34	0.00%	1.35%	(6.27)%
	2014	4	14.64	52	0.00%	1.35%	10.85%
	2013	3	13.21	38	0.00%	1.35%	36.01%
	2012	3	9.71	29	0.00%	1.35%	17.02%
	2011	3	8.30	26	0.00%	1.35%	(17.03)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Columbia VIT Mid Cap Value (Pinnacle IV)
	2015	3	$13.66	$42	0.00%	1.45%	(6.36)%
	2014	3	14.58	51	0.00%	1.45%	10.74%
	2013	4	13.17	52	0.00%	1.45%	35.87%
	2012	2	9.69	20	0.00%	1.45%	16.90%
	2011	2	8.29	17	0.00%	1.45%	(17.08)%
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E)
	2015	2	13.85	28	0.00%	1.15%	(6.08)%
	2014	2	14.75	24	0.00%	1.15%	11.07%
Columbia VIT Mid Cap Value (Pinnacle Plus)
	2015	12	13.51	158	0.00%	1.67%	(6.57)%
	2014	15	14.46	223	0.00%	1.67%	10.49%
	2013	119	13.09	1,557	0.00%	1.67%	35.57%
	2012	10	9.66	101	0.00%	1.67%	16.64%
	2011	11	8.28	89	0.00%	1.67%	(17.21)%
Columbia VIT Mid Cap Value (Pinnacle V)
	2015	16	13.59	213	0.00%	1.55%	(6.46)%
	2014	14	14.53	208	0.00%	1.55%	10.62%
	2013	9	13.13	120	0.00%	1.55%	35.73%
	2012	5	9.68	45	0.00%	1.55%	16.78%
	2011	3	8.29	22	0.00%	1.55%	(17.14)%
Franklin Growth and Income VIP Fund (Pinnacle)
	2015	98	20.71	2,026	3.61%	1.35%	(1.96)%
	2014	118	21.13	2,501	2.62%	1.35%	7.92%
	2013	132	19.58	2,585	2.72%	1.35%	28.21%
	2012	149	15.27	2,282	3.19%	1.35%	11.01%
	2011	169	13.75	2,327	3.98%	1.35%	1.26%
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)
	2015	*-	20.92	8	3.34%	1.10%	(1.71)%
	2014	*-	21.28	9	2.59%	1.10%	8.19%
	2013	*-	19.67	9	2.76%	1.10%	28.53%
	2012	*-	15.30	7	5.95%	1.10%	4.77%
Franklin Income VIP Fund (Pinnacle)
	2015	188	21.58	4,056	4.77%	1.35%	(8.09)%
	2014	215	23.49	5,043	5.12%	1.35%	3.51%
	2013	240	22.69	5,448	6.36%	1.35%	12.64%
	2012	288	20.14	5,813	6.59%	1.35%	11.38%
	2011	353	18.09	6,376	5.94%	1.35%	1.33%
Franklin Income VIP Fund (Pinnacle II Reduced M&E)
	2015	11	21.80	249	4.74%	1.10%	(7.86)%
	2014	11	23.66	270	5.05%	1.10%	3.77%
	2013	11	22.80	260	6.41%	1.10%	12.93%
	2012	11	20.19	230	12.37%	1.10%	8.07%
JP Morgan IT Mid Cap Value (AnnuiChoice)
	2015	*-	27.91	2	1.04%	1.00%	(3.63)%
	2014	*-	28.96	2	0.80%	1.00%	13.96%
	2013	*-	25.41	2	2.16%	1.00%	30.98%
	2012	*-	19.40	1	1.03%	1.00%	19.17%
	2011	*-	16.28	1	2.60%	1.00%	1.14%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
JP Morgan IT Mid Cap Value (GrandMaster flex3)
	2015	3	$26.89	$94	0.94%	1.55%	(4.16)%
	2014	4	28.06	116	0.83%	1.55%	13.32%
	2013	5	24.76	120	2.17%	1.55%	30.25%
	2012	5	19.01	94	1.05%	1.55%	18.50%
	2011	5	16.04	82	1.44%	1.55%	0.58%
JP Morgan IT Mid Cap Value (Grandmaster)
	2015	3	27.26	75	0.99%	1.35%	(3.97)%
	2014	3	28.38	81	0.78%	1.35%	13.55%
	2013	3	24.99	75	2.17%	1.35%	30.52%
	2012	3	19.15	60	1.11%	1.35%	18.74%
	2011	3	16.13	56	1.37%	1.35%	0.79%
JP Morgan IT Mid Cap Value (IQ3)
	2015	2	27.07	58	0.99%	1.45%	(4.07)%
	2014	2	28.22	61	0.78%	1.45%	13.44%
	2013	2	24.88	54	2.14%	1.45%	30.38%
	2012	2	19.08	41	1.06%	1.45%	18.62%
	2011	2	16.08	35	1.41%	1.45%	0.68%
JP Morgan IT Mid Cap Value (Pinnacle)
	2015	3	27.26	91	0.99%	1.35%	(3.97)%
	2014	3	28.38	95	0.81%	1.35%	13.55%
	2013	4	24.99	109	2.16%	1.35%	30.52%
	2012	5	19.15	92	1.24%	1.35%	18.74%
	2011	7	16.13	107	1.26%	1.35%	0.79%
JP Morgan IT Mid Cap Value (Pinnacle IV)
	2015	21	27.07	575	1.00%	1.45%	(4.07)%
	2014	24	28.22	684	0.78%	1.45%	13.44%
	2013	27	24.88	678	2.20%	1.45%	30.39%
	2012	30	19.08	570	1.23%	1.45%	18.62%
	2011	43	16.08	693	1.36%	1.45%	0.68%
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)
	2015	12	18.56	230	0.86%	1.15%	(3.77)%
	2014	10	19.29	189	0.56%	1.15%	13.78%
	2013	3	16.96	44	0.00%	1.15%	30.78%
JP Morgan IT Mid Cap Value (Pinnacle Plus)
	2015	*-	26.67	4	1.56%	1.67%	(4.28)%
	2014	3	27.86	85	0.92%	1.67%	13.19%
	2013	10	24.62	249	2.37%	1.67%	30.09%
	2012	13	18.92	247	1.14%	1.67%	18.36%
	2011	16	15.99	250	1.40%	1.67%	0.46%
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)
	2015	*-	22.95	9	5.27%	1.55%	(2.65)%
	2014	*-	23.58	10	5.46%	1.55%	1.33%
	2013	*-	23.27	10	5.14%	1.55%	(10.16)%
	2012	*-	25.90	11	2.85%	1.55%	16.13%
	2011	*-	22.30	10	4.69%	1.55%	5.38%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF Emerging Markets Debt (IQ3)
	2015	*-	$22.45	$1	5.29%	1.45%	(2.55)%
	2014	*-	23.03	1	5.44%	1.45%	1.44%
	2013	*-	22.71	1	5.14%	1.45%	(10.07)%
	2012	*-	25.25	2	2.83%	1.45%	16.24%
	2011	*-	21.72	1	5.66%	1.45%	5.49%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)
	2015	5	28.11	143	6.08%	1.35%	(2.45)%
	2014	8	28.81	225	5.54%	1.35%	1.54%
	2013	8	28.38	240	4.95%	1.35%	(9.98)%
	2012	9	31.52	294	2.69%	1.35%	16.36%
	2011	13	27.09	348	4.25%	1.35%	5.59%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)
	2015	3	22.75	59	5.43%	1.45%	(2.55)%
	2014	3	23.34	70	5.35%	1.45%	1.44%
	2013	4	23.01	100	4.89%	1.45%	(10.07)%
	2012	9	25.59	233	2.96%	1.45%	16.24%
	2011	11	22.01	252	4.84%	1.45%	5.49%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)
	2015	*-	28.38	14	5.29%	1.10%	(2.20)%
	2014	*-	29.02	14	5.47%	1.10%	1.80%
	2013	*-	28.51	14	5.15%	1.10%	(9.75)%
	2012	*-	31.59	15	5.30%	1.10%	12.76%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)
	2015	*-	14.58	5	1.34%	1.15%	1.00%
	2014	*-	14.44	5	1.44%	1.15%	28.23%
	2013	*-	11.26	4	1.07%	1.15%	0.88%
	2012	*-	11.16	4	0.89%	1.15%	14.50%
	2011	*-	9.75	4	1.18%	1.15%	4.71%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)
	2015	*-	34.68	1	0.23%	1.00%	1.15%
	2014	1	34.28	30	1.45%	1.00%	28.43%
	2013	1	26.69	28	1.11%	1.00%	1.03%
	2012	1	26.42	31	0.96%	1.00%	14.67%
	2011	2	23.04	35	0.94%	1.00%	4.86%
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)
	2015	4	32.01	119	1.34%	1.55%	0.59%
	2014	4	31.83	123	1.43%	1.55%	27.71%
	2013	4	24.92	107	1.13%	1.55%	0.47%
	2012	5	24.80	116	0.82%	1.55%	14.03%
	2011	6	21.75	124	0.89%	1.55%	4.28%
Morgan Stanley UIF U.S. Real Estate (IQ3)
	2015	2	32.43	75	1.34%	1.45%	0.69%
	2014	2	32.21	74	1.32%	1.45%	27.84%
	2013	3	25.20	81	1.12%	1.45%	0.57%
	2012	3	25.05	80	0.81%	1.45%	14.15%
	2011	4	21.95	84	0.78%	1.45%	4.39%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF U.S. Real Estate (Pinnacle)
	2015	11	$43.44	$468	1.28%	1.35%	0.79%
	2014	18	43.10	774	1.23%	1.35%	27.97%
	2013	14	33.68	484	1.11%	1.35%	0.68%
	2012	19	33.45	640	0.90%	1.35%	14.27%
	2011	23	29.28	679	0.72%	1.35%	4.49%
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)
	2015	22	34.75	777	1.36%	1.45%	0.69%
	2014	41	34.52	1,415	1.45%	1.45%	27.84%
	2013	48	27.00	1,286	1.12%	1.45%	0.58%
	2012	50	26.84	1,338	0.90%	1.45%	14.15%
	2011	58	23.52	1,353	0.82%	1.45%	4.39%
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge)
	2015	6	10.12	65	0.45%	1.60%	(2.65)%
American Funds Managed Risk Asset Allocation (AnnuiChoice)
	2015	*-	10.25	*-	1.06%	1.00%	(2.06)%
	2014	*-	10.46	*-	0.00%	1.00%	1.88%
American Funds Managed Risk Asset Allocation (AnnuiChoice II)
	2015	10	10.22	98	1.43%	1.60%	(2.21)%
	2014	7	10.45	70	0.12%	1.15%	1.73%
American Funds Managed Risk Asset Allocation (GrandMaster flex3)
	2015	1	10.13	5	1.66%	1.55%	(2.60)%
	2014	*-	10.40	2	0.12%	1.55%	1.31%
American Funds Managed Risk Asset Allocation (Pinnacle)
	2015	*-	10.17	1	0.20%	1.55%	(2.41)%
	2014	1	10.43	10	0.07%	1.35%	1.52%
American Funds Managed Risk Asset Allocation (Pinnacle IV)
	2015	1	10.15	13	1.50%	1.45%	(2.50)%
	2014	2	10.41	20	0.10%	1.45%	1.42%
American Funds Managed Risk Asset Allocation (Pinnacle V)
	2015	134	10.13	1,360	1.59%	1.55%	(2.60)%
	2014	75	10.40	781	0.14%	1.55%	1.31%
Columbia VIT Small Cap Value Class 2 (AdvantEdge)
	2015	9	19.39	165	0.59%	1.60%	(7.82)%
	2014	11	21.03	235	0.34%	1.60%	1.40%
	2013	17	20.74	352	1.04%	1.60%	31.90%
	2012	16	15.72	252	4.36%	1.60%	9.47%
	2011	18	14.36	263	18.44%	1.60%	(7.63)%
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)
	2015	5	19.99	109	0.59%	1.15%	(7.39)%
	2014	4	21.58	89	0.49%	1.15%	1.87%
	2013	2	21.19	41	0.89%	1.15%	32.50%
	2012	1	15.99	18	3.81%	1.15%	9.97%
	2011	1	14.54	11	17.99%	1.15%	(7.21)%
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)
	2015	1	19.45	14	0.57%	1.55%	(7.77)%
	2014	1	21.09	16	0.51%	1.55%	1.45%
	2013	*-	20.79	3	1.02%	1.55%	31.96%
	2012	*-	15.75	2	9.40%	1.55%	9.52%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Columbia VIT Small Cap Value Class 2 (Grandmaster)
	2015	2	$19.72	$46	0.55%	1.35%	(7.58)%
	2014	2	21.34	43	0.47%	1.35%	1.66%
	2013	2	20.99	34	1.03%	1.35%	32.23%
	2012	1	15.87	24	2.31%	1.35%	9.75%
	2011	5	14.46	72	11.80%	1.35%	(7.40)%
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)
	2015	4	19.30	86	0.55%	1.67%	(7.88)%
	2014	5	20.95	102	0.46%	1.67%	1.33%
	2013	5	20.67	107	1.05%	1.67%	31.80%
	2012	6	15.68	95	6.21%	1.67%	9.39%
	2011	7	14.34	105	16.05%	1.67%	(7.69)%
Columbia VIT Small Cap Value Class 2 (Pinnacle)
	2015	1	19.72	12	0.49%	1.35%	(7.58)%
	2014	*-	21.34	7	0.47%	1.35%	1.66%
	2013	*-	20.99	7	54.78%	1.35%	32.23%
	2012	*-	15.87	4	3.95%	1.35%	9.75%
	2011	2	14.46	23	18.46%	1.35%	(7.40)%
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)
	2015	2	19.59	37	0.57%	1.45%	(7.68)%
	2014	2	21.21	42	0.44%	1.45%	1.56%
	2013	2	20.89	49	0.40%	1.45%	32.10%
	2012	*-	15.81	6	1.37%	1.45%	9.63%
	2011	3	14.42	38	20.16%	1.45%	(7.49)%
Columbia VIT Small Cap Value Class 2 (Pinnacle V)
	2015	27	19.45	527	0.61%	1.55%	(7.77)%
	2014	19	21.09	404	0.50%	1.55%	1.45%
	2013	13	20.79	267	0.88%	1.55%	31.96%
	2012	6	15.75	90	4.42%	1.55%	9.52%
	2011	6	14.38	85	13.78%	1.55%	(7.58)%
Franklin Growth and Income VIP Fund (AdvantEdge)
	2015	9	14.21	130	3.37%	1.60%	(2.49)%
	2014	10	14.58	147	2.39%	1.60%	7.39%
	2013	11	13.57	147	2.61%	1.60%	27.53%
	2012	12	10.64	126	3.00%	1.60%	10.43%
	2011	12	9.64	113	3.67%	1.60%	0.77%
Franklin Growth and Income VIP Fund (AnnuiChoice II)
	2015	24	14.52	355	3.46%	1.15%	(2.05)%
	2014	18	14.83	263	2.19%	1.15%	7.88%
	2013	12	13.74	165	2.49%	1.15%	28.12%
	2012	12	10.73	126	3.46%	1.15%	10.94%
	2011	8	9.67	80	3.56%	1.15%	1.23%
Franklin Growth and Income VIP Fund (AnnuiChoice)
	2015	8	20.98	165	3.41%	1.00%	(1.90)%
	2014	9	21.39	189	2.52%	1.00%	8.05%
	2013	10	19.79	207	4.23%	1.00%	28.31%
	2012	59	15.43	914	2.99%	1.00%	11.10%
	2011	66	13.88	913	3.85%	1.00%	1.38%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Growth and Income VIP Fund (GrandMaster flex3)
	2015	13	$19.52	$260	3.50%	1.55%	(2.44)%
	2014	15	20.01	304	2.63%	1.55%	7.45%
	2013	20	18.62	371	1.83%	1.55%	27.60%
	2012	33	14.59	475	2.56%	1.55%	10.48%
	2011	35	13.21	465	3.58%	1.55%	0.82%
Franklin Growth and Income VIP Fund (Grandmaster)
	2015	36	20.04	712	3.37%	1.35%	(2.25)%
	2014	37	20.50	754	2.31%	1.35%	7.66%
	2013	64	19.04	1,217	2.25%	1.35%	27.86%
	2012	52	14.89	777	2.70%	1.35%	10.71%
	2011	63	13.45	852	3.02%	1.35%	1.03%
Franklin Growth and Income VIP Fund (IQ Annuity)
	2015	36	19.78	713	3.59%	1.45%	(2.35)%
	2014	43	20.25	865	2.43%	1.45%	7.55%
	2013	48	18.83	897	2.51%	1.45%	27.73%
	2012	49	14.74	719	2.99%	1.45%	10.60%
	2011	52	13.33	694	3.67%	1.45%	0.93%
Franklin Growth and Income VIP Fund (Pinnacle)
	2015	57	12.43	710	3.28%	1.35%	(2.25)%
	2014	63	12.72	801	2.34%	1.35%	7.66%
	2013	70	11.81	824	2.65%	1.35%	27.86%
	2012	78	9.24	721	2.95%	1.35%	10.71%
	2011	105	8.34	877	2.85%	1.35%	1.03%
Franklin Growth and Income VIP Fund (Pinnacle IV)
	2015	82	19.78	1,612	3.43%	1.45%	(2.34)%
	2014	94	20.25	1,911	2.37%	1.45%	7.55%
	2013	126	18.83	2,381	2.50%	1.45%	27.73%
	2012	162	14.74	2,387	3.22%	1.45%	10.60%
	2011	235	13.33	3,137	3.64%	1.45%	0.93%
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)
	2015	*-	12.55	*-	0.34%	1.10%	(2.00)%
	2014	*-	12.81	1	2.31%	1.10%	7.94%
	2013	*-	11.87	1	2.62%	1.10%	28.18%
	2012	*-	9.26	1	5.59%	1.10%	4.57%
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)
	2015	19	16.27	305	2.93%	1.15%	(2.05)%
	2014	11	16.61	188	2.81%	1.15%	7.88%
	2013	11	15.39	167	0.00%	1.15%	28.12%
Franklin Growth and Income VIP Fund (Pinnacle Plus)
	2015	9	18.42	168	3.76%	1.67%	(2.56)%
	2014	20	18.90	385	2.47%	1.67%	7.31%
	2013	40	17.61	696	2.65%	1.67%	27.44%
	2012	47	13.82	644	3.03%	1.67%	10.35%
	2011	46	12.52	580	3.21%	1.67%	0.70%
Franklin Growth and Income VIP Fund (Pinnacle V)
	2015	82	11.94	981	3.33%	1.55%	(2.44)%
	2014	90	12.24	1,100	2.38%	1.55%	7.45%
	2013	106	11.39	1,213	2.34%	1.55%	27.60%
	2012	95	8.93	845	3.03%	1.55%	10.48%
	2011	102	8.08	822	3.69%	1.55%	0.82%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund (AdvantEdge)
	2015	18	$12.57	$227	5.15%	1.60%	(8.54)%
	2014	27	13.75	370	4.62%	1.60%	2.94%
	2013	22	13.35	295	5.55%	1.60%	12.12%
	2012	18	11.91	214	6.48%	1.60%	10.84%
	2011	21	10.74	224	6.24%	1.60%	0.75%
Franklin Income VIP Fund (AnnuiChoice II)
	2015	56	13.66	760	4.61%	1.15%	(8.12)%
	2014	46	14.87	679	4.78%	1.15%	3.41%
	2013	37	14.38	530	6.20%	1.15%	12.63%
	2012	31	12.77	394	6.49%	1.15%	11.35%
	2011	32	11.47	363	5.93%	1.15%	1.21%
Franklin Income VIP Fund (AnnuiChoice)
	2015	6	21.88	139	4.72%	1.00%	(7.98)%
	2014	7	23.78	172	5.52%	1.00%	3.57%
	2013	9	22.96	211	6.86%	1.00%	12.80%
	2012	13	20.35	255	6.25%	1.00%	11.52%
	2011	12	18.25	220	6.13%	1.00%	1.36%
Franklin Income VIP Fund (GrandMaster flex3)
	2015	50	20.35	1,017	4.69%	1.55%	(8.49)%
	2014	57	22.24	1,270	5.04%	1.55%	3.00%
	2013	71	21.60	1,534	6.23%	1.55%	12.18%
	2012	75	19.25	1,440	5.87%	1.55%	10.90%
	2011	100	17.36	1,730	5.88%	1.55%	0.80%
Franklin Income VIP Fund (Grandmaster)
	2015	32	20.90	677	4.70%	1.35%	(8.31)%
	2014	41	22.79	945	5.96%	1.35%	3.20%
	2013	43	22.08	953	6.56%	1.35%	12.40%
	2012	62	19.65	1,220	5.74%	1.35%	11.13%
	2011	73	17.68	1,284	5.43%	1.35%	1.01%
Franklin Income VIP Fund (IQ Annuity)
	2015	47	20.62	959	4.56%	1.45%	(8.40)%
	2014	51	22.51	1,144	5.04%	1.45%	3.10%
	2013	51	21.84	1,105	6.35%	1.45%	12.29%
	2012	56	19.45	1,095	5.99%	1.45%	11.01%
	2011	67	17.52	1,167	6.12%	1.45%	0.90%
Franklin Income VIP Fund (Pinnacle IV)
	2015	90	20.62	1,863	4.61%	1.45%	(8.40)%
	2014	108	22.51	2,439	5.16%	1.45%	3.10%
	2013	155	21.84	3,388	6.86%	1.45%	12.29%
	2012	194	19.45	3,773	6.58%	1.45%	11.01%
	2011	241	17.52	4,218	6.27%	1.45%	0.90%
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)
	2015	32	12.40	391	4.33%	1.15%	(8.12)%
	2014	22	13.49	297	4.99%	1.15%	3.41%
	2013	16	13.05	210	0.82%	1.15%	12.63%
	2012	1	11.58	14	0.00%	1.15%	11.35%
	2011	*-	10.40	*-	0.00%	1.15%	1.21%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund (Pinnacle Plus)
	2015	12	$17.82	$209	4.69%	1.67%	(8.61)%
	2014	31	19.49	609	8.62%	1.67%	2.87%
	2013	50	18.95	941	7.38%	1.67%	12.04%
	2012	59	16.91	996	6.36%	1.67%	10.76%
	2011	70	15.27	1,065	5.50%	1.67%	0.68%
Franklin Income VIP Fund (Pinnacle V)
	2015	652	11.59	7,560	4.67%	1.55%	(8.49)%
	2014	574	12.66	7,262	4.75%	1.55%	3.00%
	2013	383	12.29	4,713	6.51%	1.55%	12.18%
	2012	276	10.96	3,022	6.23%	1.55%	10.90%
	2011	240	9.88	2,367	5.98%	1.55%	0.80%
Franklin Large Cap Growth VIP Fund (AdvantEdge)
	2015	11	15.19	168	0.29%	1.60%	3.94%
	2014	14	14.61	203	1.08%	1.60%	10.66%
	2013	16	13.20	217	0.96%	1.60%	26.58%
	2012	15	10.43	158	1.04%	1.60%	10.57%
	2011	13	9.43	120	0.83%	1.60%	(3.08)%
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)
	2015	15	16.60	255	0.26%	1.15%	4.41%
	2014	14	15.89	230	1.00%	1.15%	11.17%
	2013	12	14.30	177	1.01%	1.15%	27.16%
	2012	11	11.24	129	0.84%	1.15%	11.07%
	2011	12	10.12	119	0.72%	1.15%	(2.64)%
Franklin Large Cap Growth VIP Fund (AnnuiChoice)
	2015	2	21.91	47	0.30%	1.00%	4.57%
	2014	4	20.96	78	1.07%	1.00%	11.34%
	2013	4	18.82	69	0.68%	1.00%	27.35%
	2012	3	14.78	44	0.79%	1.00%	11.24%
	2011	3	13.29	36	0.95%	1.00%	(2.49)%
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)
	2015	2	20.39	45	0.29%	1.55%	3.99%
	2014	1	19.60	10	1.27%	1.55%	10.72%
	2013	1	17.71	13	1.08%	1.55%	26.64%
	2012	1	13.98	11	1.16%	1.55%	10.62%
	2011	2	12.64	22	0.58%	1.55%	(3.03)%
Franklin Large Cap Growth VIP Fund (Grandmaster)
	2015	2	20.93	41	0.28%	1.35%	4.20%
	2014	2	20.09	37	0.50%	1.35%	10.94%
	2013	38	18.10	695	0.13%	1.35%	26.90%
	2012	3	14.27	38	0.93%	1.35%	10.85%
	2011	3	12.87	38	0.82%	1.35%	(2.83)%
Franklin Large Cap Growth VIP Fund (IQ Annuity)
	2015	10	20.66	198	0.32%	1.45%	4.09%
	2014	15	19.84	301	1.10%	1.45%	10.83%
	2013	12	17.90	215	0.93%	1.45%	26.77%
	2012	10	14.12	146	0.87%	1.45%	10.74%
	2011	17	12.75	213	0.68%	1.45%	(2.93)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth VIP Fund (Pinnacle)
	2015	5	$20.93	$113	0.28%	1.35%	4.20%
	2014	6	20.09	126	0.82%	1.35%	10.94%
	2013	17	18.10	302	0.65%	1.35%	26.90%
	2012	10	14.27	139	1.15%	1.35%	10.85%
	2011	19	12.87	239	0.78%	1.35%	(2.83)%
Franklin Large Cap Growth VIP Fund (Pinnacle IV)
	2015	29	20.66	592	0.28%	1.45%	4.09%
	2014	30	19.84	601	1.04%	1.45%	10.83%
	2013	49	17.90	873	0.84%	1.45%	26.77%
	2012	51	14.12	726	0.93%	1.45%	10.74%
	2011	93	12.75	1,181	0.66%	1.45%	(2.93)%
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)
	2015	5	16.84	83	0.27%	1.15%	4.41%
	2014	5	16.13	75	1.13%	1.15%	11.17%
	2013	*-	14.51	5	0.00%	1.15%	27.16%
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)
	2015	7	18.32	127	0.27%	1.67%	3.86%
	2014	8	17.64	142	1.03%	1.67%	10.58%
	2013	25	15.95	399	0.85%	1.67%	26.49%
	2012	18	12.61	227	0.88%	1.67%	10.49%
	2011	21	11.41	239	1.07%	1.67%	(3.15)%
Franklin Large Cap Growth VIP Fund (Pinnacle V)
	2015	75	13.55	1,021	0.26%	1.55%	3.99%
	2014	77	13.03	998	1.07%	1.55%	10.72%
	2013	88	11.77	1,032	0.96%	1.55%	26.64%
	2012	84	9.29	778	0.87%	1.55%	10.62%
	2011	89	8.40	749	0.74%	1.55%	(3.03)%
Franklin Mutual Shares VIP Fund (AdvantEdge)
	2015	118	12.28	1,447	3.01%	1.60%	(6.46)%
	2014	131	13.12	1,725	1.89%	1.60%	5.41%
	2013	144	12.45	1,788	2.11%	1.60%	26.21%
	2012	138	9.86	1,359	2.07%	1.60%	12.41%
	2011	135	8.78	1,187	2.47%	1.60%	(2.62)%
Franklin Mutual Shares VIP Fund (AnnuiChoice II)
	2015	59	13.11	773	3.14%	1.15%	(6.03)%
	2014	47	13.95	658	2.19%	1.15%	5.89%
	2013	26	13.17	338	2.01%	1.15%	26.79%
	2012	18	10.39	185	2.14%	1.15%	12.92%
	2011	19	9.20	173	3.01%	1.15%	(2.18)%
Franklin Mutual Shares VIP Fund (AnnuiChoice)
	2015	9	21.47	203	3.17%	1.00%	(5.89)%
	2014	11	22.81	243	1.97%	1.00%	6.05%
	2013	11	21.51	246	1.62%	1.00%	26.98%
	2012	20	16.94	338	2.20%	1.00%	13.10%
	2011	27	14.98	409	2.75%	1.00%	(2.03)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares VIP Fund (GrandMaster flex3)
	2015	32	$19.97	$630	3.05%	1.55%	(6.41)%
	2014	35	21.34	737	1.99%	1.55%	5.46%
	2013	43	20.23	880	2.10%	1.55%	26.28%
	2012	51	16.02	812	1.82%	1.55%	12.47%
	2011	71	14.25	1,011	2.27%	1.55%	(2.57)%
Franklin Mutual Shares VIP Fund (IQ Advisor Standard)
	2015	1	18.29	11	3.11%	0.60%	(5.51)%
	2014	1	19.36	12	2.03%	0.60%	6.48%
	2013	1	18.18	11	1.74%	0.60%	27.49%
	2012	1	14.26	13	2.09%	0.60%	13.56%
	2011	1	12.56	11	2.39%	0.60%	(1.63)%
Franklin Mutual Shares VIP Fund (IQ Annuity)
	2015	14	20.24	281	3.12%	1.45%	(6.31)%
	2014	14	21.60	300	2.05%	1.45%	5.57%
	2013	14	20.46	296	1.97%	1.45%	26.40%
	2012	19	16.19	308	2.09%	1.45%	12.58%
	2011	21	14.38	304	2.32%	1.45%	(2.47)%
Franklin Mutual Shares VIP Fund (Pinnacle)
	2015	24	20.50	489	3.03%	1.35%	(6.22)%
	2014	26	21.86	566	1.94%	1.35%	5.68%
	2013	29	20.69	591	1.63%	1.35%	26.53%
	2012	48	16.35	792	1.99%	1.35%	12.70%
	2011	58	14.51	848	2.26%	1.35%	(2.37)%
Franklin Mutual Shares VIP Fund (Pinnacle IV)
	2015	50	20.24	1,011	3.08%	1.45%	(6.31)%
	2014	55	21.60	1,179	1.92%	1.45%	5.57%
	2013	92	20.46	1,891	2.19%	1.45%	26.40%
	2012	111	16.19	1,791	2.02%	1.45%	12.58%
	2011	148	14.38	2,125	1.83%	1.45%	(2.47)%
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)
	2015	15	14.43	222	3.44%	1.15%	(6.03)%
	2014	6	15.36	86	2.32%	1.15%	5.89%
	2013	5	14.51	70	0.00%	1.15%	26.79%
Franklin Mutual Shares VIP Fund (Pinnacle Plus)
	2015	9	18.09	155	2.88%	1.67%	(6.52)%
	2014	22	19.35	417	2.52%	1.67%	5.33%
	2013	101	18.37	1,859	3.35%	1.67%	26.12%
	2012	46	14.56	676	2.02%	1.67%	12.33%
	2011	58	12.97	750	2.30%	1.67%	(2.69)%
Franklin Mutual Shares VIP Fund (Pinnacle V)
	2015	378	10.82	4,093	3.22%	1.55%	(6.41)%
	2014	347	11.56	4,015	2.08%	1.55%	5.46%
	2013	310	10.96	3,401	2.06%	1.55%	26.28%
	2012	307	8.68	2,667	2.10%	1.55%	12.47%
	2011	334	7.72	2,581	2.10%	1.55%	(2.57)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares VIP Fund(Grandmaster)
	2015	15	$20.50	$312	3.15%	1.35%	(6.22)%
	2014	21	21.86	464	2.02%	1.35%	5.68%
	2013	23	20.69	468	1.25%	1.35%	26.53%
	2012	71	16.35	1,157	2.35%	1.35%	12.70%
	2011	77	14.51	1,123	2.40%	1.35%	(2.37)%
Franklin Small Cap Value VIP Fund (AdvantEdge)
	2015	6	14.72	82	0.63%	1.60%	(8.87)%
	2014	5	16.16	77	0.62%	1.60%	(1.04)%
	2013	6	16.33	105	2.97%	1.60%	34.06%
	2012	7	12.18	90	0.75%	1.60%	16.49%
	2011	8	10.45	84	1.00%	1.60%	(5.30)%
Franklin Small Cap Value VIP Fund (Annuichoice II)
	2015	4	13.00	53	0.65%	1.15%	(8.45)%
	2014	3	14.21	39	0.62%	1.15%	(0.58)%
	2013	3	14.29	49	2.62%	1.15%	34.67%
	2012	3	10.61	33	0.74%	1.15%	17.02%
	2011	3	9.07	28	0.25%	1.15%	(4.86)%
Franklin Small Cap Value VIP Fund (Grandmaster)
	2015	8	12.78	99	0.74%	1.35%	(8.64)%
	2014	11	13.99	157	0.64%	1.35%	(0.79)%
	2013	16	14.10	220	5.08%	1.35%	34.40%
	2012	65	10.49	686	0.75%	1.35%	16.78%
	2011	100	8.98	895	0.69%	1.35%	(5.06)%
Franklin Small Cap Value VIP Fund (Grandmaster flex3)
	2015	2	12.55	22	0.66%	1.55%	(8.82)%
	2014	2	13.77	22	0.55%	1.55%	(0.99)%
	2013	3	13.91	47	3.56%	1.55%	34.13%
	2012	7	10.37	72	0.75%	1.55%	16.55%
	2011	8	8.90	68	0.72%	1.55%	(5.25)%
Franklin Small Cap Value VIP Fund (IQ Annuuity)
	2015	6	12.67	76	0.83%	1.45%	(8.73)%
	2014	14	13.88	196	0.60%	1.45%	(0.89)%
	2013	11	14.00	151	2.14%	1.45%	34.27%
	2012	12	10.43	125	0.77%	1.45%	16.66%
	2011	9	8.94	83	0.67%	1.45%	(5.15)%
Franklin Small Cap Value VIP Fund (Pinnacle Plus Reduced M&E)
	2015	1	15.40	10	0.72%	1.15%	(8.45)%
	2014	*-	16.82	8	0.93%	1.15%	(0.58)%
Franklin Small Cap Value VIP Fund (Pinnacle Plus)
	2015	4	12.42	48	0.54%	1.67%	(8.93)%
	2014	5	13.64	69	0.61%	1.67%	(1.11)%
	2013	18	13.79	254	3.79%	1.67%	33.97%
	2012	24	10.30	247	0.85%	1.67%	16.40%
	2011	29	8.85	256	0.47%	1.67%	(5.36)%
Franklin Small Cap Value VIP Fund (Pinnacle)
	2015	10	12.78	131	0.64%	1.35%	(8.64)%
	2014	12	13.99	172	0.61%	1.35%	(0.79)%
	2013	12	14.10	172	3.44%	1.35%	34.40%
	2012	31	10.49	330	0.85%	1.35%	16.78%
	2011	33	8.98	294	0.73%	1.35%	(5.06)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value VIP Fund (Pinnacle IV)
	2015	10	$12.67	$121	0.65%	1.45%	(8.73)%
	2014	10	13.88	141	0.52%	1.45%	(0.89)%
	2013	39	14.00	548	3.28%	1.45%	34.27%
	2012	76	10.43	788	0.83%	1.45%	16.66%
	2011	97	8.94	868	0.71%	1.45%	(5.15)%
Franklin Small Cap Value VIP Fund (Pinnacle V)
	2015	23	12.52	283	0.63%	1.55%	(8.82)%
	2014	27	13.74	375	0.58%	1.55%	(0.99)%
	2013	27	13.87	379	2.94%	1.55%	34.13%
	2012	33	10.34	339	0.80%	1.55%	16.55%
	2011	41	8.87	366	0.55%	1.55%	(5.25)%
Invesco VI American Franchise (AdvantEdge)
	2015	1	16.64	13	0.00%	1.60%	3.08%
	2014	1	16.14	13	0.00%	1.60%	6.44%
	2013	1	15.17	13	0.24%	1.60%	37.56%
	2012	1	11.02	12	0.00%	1.60%	11.58%
	2011	4	9.88	36	0.00%	1.60%	(7.88)%
Invesco VI American Franchise (AnnuiChoice II)
	2015	2	19.20	35	0.00%	1.15%	3.55%
	2014	1	18.55	17	0.00%	1.15%	6.93%
	2013	1	17.34	11	0.24%	1.15%	38.19%
	2012	1	12.55	9	0.00%	1.15%	12.09%
	2011	1	11.20	8	0.00%	1.15%	(7.46)%
Invesco VI American Franchise (GrandMaster flex3)
	2015	1	23.10	13	0.00%	1.55%	3.13%
	2014	1	22.40	13	0.00%	1.55%	6.49%
	2011	*-	13.69	*-	0.00%	1.55%	(7.84)%
Invesco VI American Franchise (Grandmaster)
	2015	*-	23.72	6	0.00%	1.35%	3.34%
	2014	*-	22.95	5	0.00%	1.35%	6.71%
	2013	1	21.51	22	0.24%	1.35%	37.91%
	2012	1	15.60	16	0.00%	1.35%	11.86%
	2011	6	13.94	78	0.00%	1.35%	(7.65)%
Invesco VI American Franchise (IQ Annuity)
	2015	*-	23.41	*-	0.00%	1.15%	3.23%
Invesco VI American Franchise (Pinnacle Plus)
	2015	2	20.17	31	0.00%	1.67%	3.00%
	2014	5	19.58	106	0.00%	1.67%	6.36%
	2013	3	18.41	48	0.23%	1.67%	37.46%
	2012	3	13.39	42	0.00%	1.67%	11.50%
	2011	10	12.01	117	0.00%	1.67%	(7.95)%
Invesco VI American Franchise (Pinnacle)
	2015	1	23.72	17	0.00%	1.35%	3.34%
	2014	1	22.95	21	0.00%	1.35%	6.71%
	2013	1	21.51	21	4.16%	1.35%	37.91%
	2012	1	15.60	16	0.00%	1.35%	11.86%
	2011	2	13.94	27	0.00%	1.35%	(7.65)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI American Franchise (Pinnacle IV)
	2015	6	$23.41	$142	0.00%	1.45%	3.23%
	2014	7	22.68	152	0.00%	1.45%	6.60%
	2013	8	21.27	166	0.23%	1.45%	37.77%
	2012	9	15.44	145	0.00%	1.45%	11.75%
	2011	12	13.82	166	0.00%	1.45%	(7.74)%
Invesco VI American Franchise (Pinnacle V)
	2015	4	16.04	63	0.00%	1.55%	3.13%
	2014	8	15.56	124	0.00%	1.55%	6.49%
	2013	8	14.61	121	0.24%	1.55%	37.63%
	2012	9	10.61	91	0.00%	1.55%	11.63%
	2011	9	9.51	85	0.00%	1.55%	(7.84)%
Invesco VI American Value (AdvantEdge)
	2015	20	14.51	297	0.01%	1.60%	(10.81)%
	2014	25	16.27	399	0.18%	1.60%	7.73%
	2013	37	15.10	565	0.60%	1.60%	31.79%
	2012	34	11.46	384	0.66%	1.60%	15.19%
	2011	34	9.95	340	0.78%	1.60%	(0.78)%
Invesco VI American Value (AnnuiChoice II)
	2015	25	15.03	378	0.01%	1.15%	(10.40)%
	2014	13	16.77	210	0.25%	1.15%	8.22%
	2013	6	15.50	87	0.57%	1.15%	32.39%
	2012	6	11.70	69	0.72%	1.15%	15.72%
Invesco VI American Value (AnnuiChoice)
	2015	*-	15.20	2	0.00%	1.00%	(10.26)%
	2014	*-	16.94	3	0.05%	1.00%	8.38%
	2013	1	15.63	18	1.01%	1.00%	32.59%
Invesco VI American Value (Grandmaster flex3)
	2015	2	14.57	30	0.00%	1.55%	(10.76)%
	2013	1	15.14	9	0.33%	1.55%	31.86%
	2012	2	11.48	19	1.23%	1.55%	15.25%
Invesco VI American Value (IQ Annuity)
	2015	1	14.68	13	0.00%	1.15%	(10.67)%
	2014	7	16.43	112	0.13%	1.45%	7.89%
	2013	2	15.23	35	0.66%	1.45%	31.99%
	2012	2	11.54	18	0.78%	1.45%	15.37%
	2011	1	10.00	10	0.64%	1.45%	(0.63)%
Invesco VI American Value (Pinnacle Plus Reduced M&E)
	2015	1	15.98	22	0.01%	1.15%	(10.40)%
	2014	2	17.84	33	0.31%	1.15%	8.22%
	2013	*-	16.48	7	0.51%	1.15%	32.39%
Invesco VI American Value (Pinnacle Plus)
	2015	9	14.43	125	0.00%	1.67%	(10.87)%
	2014	16	16.19	253	0.10%	1.67%	7.65%
	2013	119	15.04	1,791	0.59%	1.67%	31.70%
	2012	120	11.42	1,371	1.48%	1.67%	15.11%
	2011	13	9.92	131	0.20%	1.67%	(0.85)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI American Value II (Pinnacle V)
	2015	42	$14.57	$613	0.01%	1.55%	(10.76)%
	2014	27	16.32	444	0.22%	1.55%	7.78%
	2013	25	15.14	379	0.59%	1.55%	31.86%
	2012	21	11.48	243	0.63%	1.55%	15.25%
	2011	22	9.96	218	0.66%	1.55%	(0.73)%
Invesco VI American Value II (Pinnacle)
	2015	2	14.79	25	0.01%	1.35%	(10.58)%
	2014	1	16.54	21	0.23%	1.35%	8.00%
	2013	5	15.32	75	0.51%	1.35%	32.13%
	2012	*-	11.59	3	0.39%	1.35%	15.49%
	2011	2	10.04	25	0.84%	1.35%	(0.53)%
Invesco VI American Value II (Pinnacle IV)
	2015	3	14.68	37	0.01%	1.45%	(10.67)%
	2014	4	16.43	68	0.25%	1.45%	7.89%
	2013	9	15.23	140	0.83%	1.45%	31.99%
	2012	1	11.54	8	0.52%	1.45%	15.37%
	2011	3	10.00	27	0.14%	1.45%	(0.63)%
Invesco VI Comstock (AdvantEdge)
	2015	14	14.24	203	1.71%	1.60%	(7.69)%
	2014	15	15.43	228	1.10%	1.60%	7.36%
	2013	14	14.37	203	1.78%	1.60%	33.49%
	2012	7	10.77	74	2.01%	1.60%	17.01%
Invesco VI Comstock (AnnuiChoice II)
	2015	31	14.67	457	1.83%	1.55%	(7.27)%
	2014	19	15.82	303	1.34%	1.15%	7.85%
	2013	7	14.67	102	1.27%	1.15%	34.09%
	2012	2	10.94	22	1.53%	1.15%	17.55%
	2011	2	9.31	20	1.39%	1.15%	(3.23)%
Invesco VI Comstock (AnnuiChoice)
	2015	2	23.48	50	1.68%	1.00%	(7.13)%
	2014	2	25.28	55	1.14%	1.00%	8.01%
	2013	1	23.41	31	1.48%	1.00%	34.30%
	2012	1	17.43	23	1.54%	1.00%	17.73%
	2011	1	14.81	19	2.19%	1.00%	(3.08)%
Invesco VI Comstock (GrandMaster flex3)
	2015	5	21.84	117	1.68%	1.15%	(7.65)%
	2014	5	23.65	129	1.12%	1.55%	7.41%
	2013	5	22.02	109	1.62%	1.55%	33.55%
	2012	6	16.49	97	1.61%	1.55%	17.07%
	2011	6	14.08	80	1.54%	1.55%	(3.62)%
Invesco VI Comstock (Grandmaster)
	2015	2	22.43	44	0.70%	1.35%	(7.46)%
	2014	8	24.23	192	1.13%	1.35%	7.63%
	2013	9	22.52	206	2.06%	1.35%	33.82%
	2012	3	16.82	54	1.32%	1.35%	17.31%
	2011	5	14.34	67	1.47%	1.35%	(3.43)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI Comstock (IQ Annuity)
	2015	1	$22.13	$24	1.69%	1.45%	(7.55)%
	2014	1	23.94	26	1.11%	1.45%	7.52%
	2013	1	22.27	24	1.48%	1.45%	33.69%
	2012	1	16.66	18	1.48%	1.45%	17.19%
	2011	1	14.21	17	1.16%	1.45%	(3.52)%
Invesco VI Comstock (Pinnacle Plus Reduced M&E)
	2015	4	16.22	73	1.65%	1.15%	(7.27)%
	2014	4	17.50	76	1.38%	1.15%	7.85%
	2013	6	16.22	95	0.25%	1.15%	34.09%
	2012	1	12.10	7	0.00%	1.15%	17.55%
Invesco VI Comstock (Pinnacle Plus)
	2015	2	19.70	44	1.69%	1.67%	(7.76)%
	2014	3	21.35	68	0.22%	1.67%	7.28%
	2013	75	19.90	1,487	2.61%	1.67%	33.39%
	2012	9	14.92	134	1.31%	1.67%	16.93%
	2011	16	12.76	204	3.33%	1.67%	(3.74)%
Invesco VI Comstock (Pinnacle)
	2015	4	22.43	80	1.68%	1.35%	(7.46)%
	2014	4	24.23	89	1.10%	1.35%	7.63%
	2013	22	22.52	489	0.70%	1.35%	33.82%
	2012	7	16.82	121	1.55%	1.35%	17.31%
	2011	8	14.34	110	1.66%	1.35%	(3.43)%
Invesco VI Comstock (Pinnacle IV)
	2015	11	22.13	240	1.66%	1.45%	(7.55)%
	2014	13	23.94	312	1.13%	1.45%	7.52%
	2013	19	22.27	414	1.37%	1.45%	33.69%
	2012	25	16.66	410	1.51%	1.45%	17.19%
	2011	33	14.21	470	1.52%	1.45%	(3.52)%
Invesco VI Comstock (Pinnacle V)
	2015	110	12.15	1,337	1.90%	1.55%	(7.65)%
	2014	76	13.16	1,003	1.21%	1.55%	7.41%
	2013	52	12.25	641	1.58%	1.55%	33.55%
	2012	22	9.17	200	1.54%	1.55%	17.07%
	2011	17	7.84	132	1.45%	1.55%	(3.62)%
Invesco VI International Growth Class II (Advantedge)
	2015	9	10.51	93	1.28%	1.60%	(4.17)%
	2014	9	10.97	102	1.39%	1.60%	(1.51)%
	2013	9	11.14	101	0.87%	1.60%	16.82%
	2012	1	9.53	10	1.60%	1.60%	13.40%
Invesco VI International Growth Class II (IQ Advisor Enhanced)
	2015	18	10.74	195	1.37%	0.80%	(3.73)%
	2014	15	11.15	164	1.98%	0.80%	(1.06)%
	2013	3	11.27	34	0.54%	0.80%	17.35%
Invesco VI International Growth Class II (Pinnacle Plus)
	2015	10	10.64	104	1.46%	1.67%	(3.93)%
	2014	7	11.07	81	2.10%	1.67%	(1.26)%
	2013	3	11.21	38	1.01%	1.67%	17.12%
	2012	4	9.57	38	1.22%	1.67%	13.69%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI International Growth Class II (Pinnacle)
	2015	6	$10.59	$65	1.21%	1.35%	(4.03)%
	2014	7	11.03	80	1.38%	1.35%	(1.36)%
	2013	9	11.18	95	0.85%	1.35%	17.00%
	2012	7	9.56	66	3.42%	1.35%	13.58%
Invesco VI International Growth Class II (Pinnacle V)
	2015	60	10.54	637	1.48%	1.55%	(4.12)%
	2014	43	10.99	472	1.62%	1.55%	(1.46)%
	2013	23	11.15	256	1.30%	1.55%	16.88%
	2012	17	9.54	161	1.52%	1.55%	13.46%
	2011	9	8.41	78	0.00%	1.55%	(15.91)%
Invesco VI International Growth II (Grandmaster)
	2015	3	10.64	29	1.39%	1.35%	(3.93)%
Templeton Foreign VIP Fund (IQ Annuity)
	2015	15	18.62	282	3.27%	1.45%	(7.85)%
	2014	15	20.20	310	1.86%	1.45%	(12.42)%
	2013	15	23.07	335	2.36%	1.45%	21.19%
	2012	16	19.04	307	3.11%	1.45%	16.51%
	2011	17	16.34	282	1.68%	1.45%	(11.93)%
Templeton Foreign VIP (Pinnacle)
	2015	10	18.87	182	3.24%	1.35%	(7.75)%
	2014	12	20.45	249	2.46%	1.35%	(12.33)%
	2013	15	23.33	357	2.28%	1.35%	21.31%
	2012	19	19.23	367	2.68%	1.35%	16.63%
	2011	28	16.49	454	1.45%	1.35%	(11.84)%
Templeton Foreign VIP (Pinnacle IV)
	2015	38	18.62	701	3.28%	1.45%	(7.85)%
	2014	46	20.21	928	2.45%	1.45%	(12.42)%
	2013	59	23.07	1,358	2.40%	1.45%	21.19%
	2012	68	19.04	1,297	3.02%	1.45%	16.51%
	2011	89	16.34	1,448	1.77%	1.45%	(11.93)%
Templeton Foreign VIP (Pinnacle V)
	2015	181	8.85	1,600	3.22%	1.55%	(7.94)%
	2014	158	9.61	1,515	2.03%	1.55%	(3.85)%
	2013	137	10.99	1,508	2.19%	1.55%	21.07%
	2012	136	9.08	1,233	3.17%	1.55%	16.39%
	2011	142	7.80	1,109	1.63%	1.55%	(12.02)%
Templeton Foreign VIP Fund (AnnuiChoice II)
	2015	30	10.91	326	3.14%	1.15%	(7.57)%
	2014	23	11.80	275	1.88%	1.15%	18.01%
	2013	17	13.43	222	2.15%	1.15%	21.56%
	2012	14	11.05	156	3.31%	1.15%	16.87%
	2011	14	9.46	134	1.86%	1.15%	(11.66)%
Templeton Foreign VIP Fund (AnnuiChoice)
	2015	3	19.75	56	3.27%	1.00%	(7.43)%
	2014	3	21.34	65	1.82%	1.00%	(12.02)%
	2013	3	24.25	84	2.31%	1.00%	21.74%
	2012	3	19.92	69	3.25%	1.00%	17.05%
	2011	4	17.02	72	1.93%	1.00%	(11.53)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Foreign VIP Fund (AdvantEdge)
	2015	44	$9.30	$411	3.17%	1.60%	(7.99)%
	2014	47	10.11	478	1.85%	1.60%	(12.55)%
	2013	41	11.56	474	2.41%	1.60%	21.01%
	2012	39	9.55	375	3.05%	1.60%	16.33%
	2011	40	8.21	326	1.81%	1.60%	(12.06)%
Templeton Foreign VIP Fund (GrandMaster flex3)
	2015	16	18.38	303	3.24%	1.55%	(7.94)%
	2014	17	19.96	342	1.87%	1.55%	(12.51)%
	2013	18	22.81	415	1.79%	1.55%	21.07%
	2012	14	18.84	269	2.80%	1.55%	16.39%
	2011	17	16.19	269	1.91%	1.55%	(12.02)%
Templeton Foreign VIP Fund (Grandmaster)
	2015	5	18.87	94	3.23%	1.35%	(7.75)%
	2014	6	20.45	119	4.11%	1.35%	(12.33)%
	2013	6	23.33	142	2.31%	1.35%	21.31%
	2012	6	19.23	116	1.94%	1.35%	16.63%
	2011	16	16.49	259	1.28%	1.35%	(11.84)%
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E)
	2015	15	10.43	156	3.15%	1.15%	(7.57)%
	2014	7	11.29	78	2.47%	1.15%	(12.15)%
	2013	6	12.85	82	0.00%	1.15%	21.56%
Templeton Foreign VIP Fund (Pinnacle Plus)
	2015	9	16.82	159	2.89%	1.67%	(8.05)%
	2014	23	18.29	422	2.22%	1.67%	(12.62)%
	2013	36	20.93	764	2.23%	1.67%	20.92%
	2012	36	17.31	617	9.36%	1.67%	16.25%
	2011	36	14.89	535	2.17%	1.67%	(12.12)%
Templeton Global Bond VIP Fund (Pinnacle)
	2015	8	9.24	71	7.18%	1.35%	(5.60)%
	2014	7	9.79	64	1.86%	1.35%	0.46%
Templeton Global Bond VIP Fund (Grandmaster)
	2015	4	9.24	40	3.81%	1.35%	(5.60)%
	2014	1	9.79	6	4.71%	1.35%	0.46%
	2013	1	9.74	7	9.77%	1.35%	(2.60)%
Templeton Global Bond VIP Fund (GrandMaster flex3)
	2015	16	9.19	143	6.07%	1.45%	(5.79)%
	2014	5	9.75	47	4.96%	1.45%	0.26%
	2013	5	9.73	52	0.00%	1.45%	(2.73)%
Templeton Global Bond VIP Fund (Pinnacle V)
	2015	5	9.21	47	8.57%	1.55%	(5.69)%
	2014	5	9.77	52	3.05%	1.55%	0.36%
Templeton Global Bond VIP Fund (Pinnacle IV)
	2015	19	9.19	177	8.35%	1.45%	(5.79)%
	2014	18	9.75	178	3.32%	1.45%	0.26%
	2013	1	9.73	8	0.00%	1.45%	(2.73)%
Templeton Global Bond VIP Fund (AnnuiChoice II)
	2015	32	9.29	296	7.72%	1.15%	(5.40)%
	2014	30	9.82	292	6.89%	1.15%	0.66%
	2013	1	9.75	8	0.00%	1.15%	(2.46)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Growth VIP Fund (AdvantEdge)
	2015	8	$10.63	$83	2.58%	1.60%	(7.98)%
	2014	8	11.56	94	1.34%	1.60%	(4.37)%
	2013	8	12.08	101	2.55%	1.60%	28.73%
	2012	9	9.39	81	1.98%	1.60%	19.12%
	2011	11	7.88	84	1.34%	1.60%	(8.46)%
Templeton Growth VIP Fund (AnnuiChoice II)
	2015	11	11.05	122	2.79%	1.15%	(7.56)%
	2014	8	11.96	97	1.44%	1.15%	(3.93)%
	2013	7	12.44	91	2.89%	1.15%	29.32%
	2012	7	9.62	67	2.20%	1.15%	19.67%
	2011	6	8.04	51	1.34%	1.15%	(8.04)%
Templeton Growth VIP Fund (AnnuiChoice)
	2015	1	19.06	25	2.59%	1.00%	(7.42)%
	2014	1	20.59	27	1.43%	1.00%	(3.79)%
	2013	*-	21.40	7	2.63%	1.00%	29.51%
	2012	*-	16.52	5	2.03%	1.00%	19.85%
	2011	*-	13.79	5	2.46%	1.00%	(7.90)%
Templeton Growth VIP Fund (GrandMaster flex3)
	2015	17	17.73	310	2.68%	1.55%	(7.94)%
	2014	20	19.26	391	1.40%	1.55%	(4.32)%
	2013	27	20.13	534	2.64%	1.55%	28.80%
	2012	29	15.63	453	1.79%	1.55%	19.18%
	2011	47	13.11	622	1.37%	1.55%	(8.41)%
Templeton Growth VIP Fund (Grandmaster)
	2015	4	18.20	77	2.55%	1.35%	(7.75)%
	2014	5	19.73	100	1.53%	1.35%	(4.13)%
	2013	5	20.58	113	2.73%	1.35%	29.06%
	2012	6	15.95	93	1.13%	1.35%	19.43%
	2011	18	13.35	246	0.61%	1.35%	(8.23)%
Templeton Growth VIP Fund (IQ Advisor Standard)
	2015	1	15.59	10	2.59%	0.60%	(7.05)%
	2014	1	16.77	11	1.35%	0.60%	(3.40)%
	2013	1	17.36	11	2.14%	0.60%	30.04%
	2012	*-	13.35	6	2.02%	0.60%	20.34%
	2011	*-	11.09	5	1.40%	0.60%	(7.53)%
Templeton Growth VIP Fund (IQ Annuity)
	2015	11	17.96	197	2.59%	1.45%	(7.84)%
	2014	12	19.49	242	1.35%	1.45%	(4.22)%
	2013	16	20.35	332	4.03%	1.45%	28.93%
	2012	47	15.79	745	1.93%	1.45%	19.30%
	2011	53	13.23	696	1.34%	1.45%	(8.32)%
Templeton Growth VIP Fund (Pinnacle)
	2015	7	18.20	129	2.60%	1.35%	(7.75)%
	2014	7	19.73	147	1.34%	1.35%	(4.13)%
	2013	8	20.58	160	1.51%	1.35%	29.06%
	2012	22	15.95	348	1.99%	1.35%	19.43%
	2011	23	13.35	312	1.44%	1.35%	(8.23)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Growth VIP Fund (Pinnacle IV)
	2015	35	$17.97	$632	2.62%	1.45%	(7.84)%
	2014	41	19.49	791	1.34%	1.45%	(4.22)%
	2013	48	20.35	976	2.60%	1.45%	28.93%
	2012	54	15.79	856	2.12%	1.45%	19.30%
	2011	66	13.23	880	1.32%	1.45%	(8.32)%
Templeton Growth VIP Fund (Pinnacle II Reduced M&E)
	2015	1	18.38	10	2.59%	1.10%	(7.51)%
	2014	1	19.88	11	1.35%	1.10%	(3.88)%
	2013	1	20.68	12	2.67%	1.10%	29.38%
	2012	1	15.98	9	3.71%	1.10%	9.21%
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E)
	2015	6	13.00	83	2.09%	1.15%	(7.56)%
	2014	4	14.07	51	1.00%	1.15%	(3.93)%
	2013	1	14.64	8	0.00%	1.15%	29.32%
Templeton Growth VIP Fund (Pinnacle Plus)
	2015	5	16.15	82	2.72%	1.67%	(8.05)%
	2014	13	17.56	236	1.81%	1.67%	(4.44)%
	2013	86	18.37	1,589	4.78%	1.67%	28.64%
	2012	15	14.28	218	1.71%	1.67%	19.04%
	2011	24	12.00	292	1.55%	1.67%	(8.53)%
Templeton Growth VIP Fund (Pinnacle V)
	2015	58	9.15	533	2.55%	1.55%	(7.94)%
	2014	82	9.93	812	1.37%	1.55%	(4.32)%
	2013	80	10.38	835	2.68%	1.55%	28.80%
	2012	99	8.06	799	2.17%	1.55%	19.18%
	2011	107	6.76	726	0.97%	1.55%	(8.41)%
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)
	2015	14	12.52	181	5.45%	1.60%	(2.76)%
	2014	13	12.87	166	5.43%	1.60%	1.25%
	2013	13	12.71	166	5.14%	1.60%	(10.22)%
	2012	12	14.16	176	2.95%	1.60%	15.98%
	2011	12	12.21	151	4.96%	1.60%	5.18%
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)
	2015	5	13.18	72	6.22%	1.15%	(2.31)%
	2014	5	13.49	73	5.84%	1.15%	1.71%
	2013	6	13.27	74	4.95%	1.15%	(9.80)%
	2012	6	14.71	91	2.87%	1.15%	16.51%
	2011	5	12.62	63	3.95%	1.15%	5.66%
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)
	2015	7	13.36	93	5.27%	1.00%	(2.16)%
	2014	7	13.65	95	5.44%	1.00%	1.86%
	2013	7	13.40	94	5.13%	1.00%	(9.67)%
	2012	7	14.84	104	3.66%	1.00%	16.69%
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)
	2015	10	12.73	123	5.27%	1.55%	(2.71)%
	2014	10	13.08	127	5.44%	1.55%	1.30%
	2013	10	12.91	126	4.41%	1.55%	(10.17)%
	2012	13	14.37	181	2.29%	1.55%	16.04%
	2011	9	12.39	117	4.71%	1.55%	5.23%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)
	2015	*-	$21.81	$1	5.29%	1.35%	(2.51)%
	2014	*-	22.37	1	6.90%	1.35%	1.50%
	2013	1	22.04	14	5.07%	1.35%	(9.99)%
	2012	1	24.48	19	2.22%	1.35%	16.28%
	2011	1	21.06	25	4.58%	1.35%	5.45%
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)
	2015	7	21.52	147	5.21%	1.45%	(2.61)%
	2014	7	22.10	155	5.47%	1.45%	1.40%
	2013	7	21.79	157	5.34%	1.45%	(10.08)%
	2012	8	24.24	193	2.33%	1.45%	16.16%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)
	2015	4	12.84	47	5.20%	1.45%	(2.61)%
	2014	4	13.18	58	5.61%	1.45%	1.40%
	2013	7	13.00	97	3.46%	1.45%	(10.08)%
	2012	16	14.46	236	2.92%	1.45%	16.16%
	2011	17	12.45	218	4.51%	1.45%	5.34%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)
	2015	8	10.57	86	4.26%	1.15%	(2.31)%
	2014	4	10.82	45	5.90%	1.15%	1.71%
	2013	*-	10.64	2	13.21%	1.15%	(9.80)%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)
	2015	4	18.46	76	5.93%	1.67%	(2.82)%
	2014	7	19.00	128	11.80%	1.67%	1.17%
	2013	15	18.78	285	1.59%	1.67%	(10.28)%
	2012	94	20.93	1,961	1.97%	1.67%	15.90%
	2011	244	18.06	4,414	7.43%	1.67%	5.11%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)
	2015	22	12.65	283	4.72%	1.55%	(2.71)%
	2014	30	13.01	388	5.33%	1.55%	1.30%
	2013	30	12.84	386	5.26%	1.55%	(10.17)%
	2012	32	14.29	458	2.74%	1.55%	16.04%
	2011	26	12.32	318	4.50%	1.55%	5.23%
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)
	2015	48	6.95	334	0.73%	1.60%	(12.14)%
	2014	47	7.91	376	0.33%	1.60%	(6.08)%
	2013	48	8.43	406	1.04%	1.60%	(2.68)%
	2012	47	8.66	408	0.00%	1.60%	17.91%
	2011	46	7.34	338	0.42%	1.60%	(19.54)%
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)
	2015	6	10.97	71	0.78%	1.15%	(11.73)%
	2014	5	12.43	62	0.26%	1.15%	(5.65)%
	2013	3	13.17	42	0.99%	1.15%	(2.24)%
	2012	3	13.47	40	0.00%	1.15%	18.46%
	2011	5	11.37	58	0.37%	1.15%	(19.17)%
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)
	2015	2	29.33	53	0.81%	1.00%	(11.60)%
	2014	3	33.18	91	0.33%	1.00%	(5.51)%
	2013	3	35.11	97	0.94%	1.00%	(2.09)%
	2012	4	35.86	149	0.00%	1.00%	18.64%
	2011	10	30.23	291	0.34%	1.00%	(19.05)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)
	2015	5	$27.28	$125	0.76%	1.55%	(12.09)%
	2014	5	31.03	149	0.32%	1.55%	(6.03)%
	2013	6	33.03	205	1.04%	1.55%	(2.63)%
	2012	7	33.92	233	0.00%	1.55%	17.97%
	2011	11	28.75	318	0.39%	1.55%	(19.50)%
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)
	2015	3	28.01	74	0.85%	1.35%	(11.91)%
	2014	11	31.80	345	0.31%	1.35%	(5.84)%
	2013	18	33.77	612	0.93%	1.35%	(2.44)%
	2012	17	34.61	580	0.00%	1.35%	18.22%
	2011	22	29.28	653	0.36%	1.35%	(19.34)%
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)
	2015	10	27.64	289	0.75%	1.45%	(12.00)%
	2014	11	31.41	332	0.33%	1.45%	(5.94)%
	2013	11	33.40	358	1.12%	1.45%	(2.53)%
	2012	11	34.26	367	0.00%	1.45%	18.09%
	2011	12	29.01	350	0.35%	1.45%	(19.42)%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)
	2015	4	28.01	105	0.74%	1.35%	(11.91)%
	2014	4	31.80	135	0.31%	1.35%	(5.84)%
	2013	9	33.77	314	0.96%	1.35%	(2.44)%
	2012	11	34.61	378	0.00%	1.35%	18.22%
	2011	12	29.28	357	0.32%	1.35%	(19.34)%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)
	2015	10	27.64	290	0.81%	1.45%	(12.00)%
	2014	17	31.41	537	0.32%	1.45%	(5.94)%
	2013	35	33.40	1,181	1.05%	1.45%	(2.53)%
	2012	44	34.26	1,523	0.00%	1.45%	18.10%
	2011	70	29.01	2,033	0.34%	1.45%	(19.42)%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)
	2015	9	8.00	68	0.67%	1.15%	(11.73)%
	2014	4	9.07	37	0.50%	1.15%	(5.65)%
	2013	1	9.61	5	0.00%	1.15%	(2.24)%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)
	2015	10	23.59	227	0.67%	1.67%	(12.20)%
	2014	16	26.86	440	0.29%	1.67%	(6.15)%
	2013	23	28.62	658	1.01%	1.67%	(2.75)%
	2012	29	29.43	858	0.00%	1.67%	17.83%
	2011	31	24.98	763	0.38%	1.67%	(19.60)%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)
	2015	80	7.92	636	0.72%	1.55%	(12.09)%
	2014	96	9.01	862	0.32%	1.55%	(6.03)%
	2013	102	9.59	979	1.04%	1.55%	(2.63)%
	2012	104	9.85	1,024	0.00%	1.55%	17.97%
	2011	128	8.35	1,068	0.36%	1.55%	(19.50)%
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)
	2015	10	16.02	166	1.02%	1.15%	0.75%
	2014	5	15.90	87	1.73%	1.15%	27.94%
	2013	1	12.43	13	0.33%	1.15%	0.58%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)
	2015	11	$28.78	$316	1.26%	1.67%	0.22%
	2014	22	28.71	632	1.62%	1.67%	27.27%
	2013	73	22.56	1,651	1.06%	1.67%	0.05%
	2012	73	22.55	1,637	1.05%	1.67%	13.68%
	2011	30	19.84	598	0.39%	1.67%	3.90%
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)
	2015	20	14.99	297	1.17%	1.60%	0.29%
	2014	21	14.95	315	1.29%	1.60%	27.36%
	2013	22	11.74	263	0.79%	1.60%	0.13%
	2012	24	11.72	276	0.58%	1.60%	13.76%
	2011	19	10.30	191	0.45%	1.60%	3.98%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)
	2015	24	11.89	281	1.19%	1.15%	0.75%
	2014	13	11.80	154	1.16%	1.15%	27.94%
	2013	10	9.22	94	0.63%	1.15%	0.58%
	2012	16	9.17	147	0.55%	1.15%	14.29%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)
	2015	*-	12.04	3	1.25%	1.00%	0.90%
	2014	*-	11.94	4	0.51%	1.00%	28.13%
	2013	2	9.31	16	1.87%	1.00%	0.74%
	2012	5	9.25	45	0.81%	1.00%	14.46%
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)
	2015	6	11.47	65	1.18%	1.55%	0.34%
	2014	6	11.44	65	1.18%	1.55%	27.42%
	2013	7	8.97	66	1.04%	1.55%	0.18%
	2012	8	8.96	75	0.56%	1.55%	13.82%
	2011	10	7.87	81	0.55%	1.55%	4.03%
Morgan Stanley UIF U.S. Real Estate (Grandmaster)
	2015	2	34.80	76	1.06%	1.35%	0.55%
	2014	2	34.61	82	1.38%	1.35%	27.68%
	2013	3	27.11	73	0.86%	1.35%	0.38%
	2012	3	27.00	94	0.52%	1.35%	14.05%
	2011	4	23.68	94	0.70%	1.35%	4.24%
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)
	2015	5	34.34	174	1.30%	1.45%	0.45%
	2014	7	34.19	248	1.24%	1.45%	27.55%
	2013	7	26.81	175	0.85%	1.45%	0.28%
	2012	6	26.73	161	0.61%	1.45%	13.94%
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)
	2015	39	11.58	452	1.05%	1.45%	0.45%
	2014	56	11.52	648	1.24%	1.45%	27.55%
	2013	83	9.04	746	1.08%	1.45%	0.28%
	2012	90	9.01	810	0.65%	1.45%	13.94%
	2011	114	7.91	903	0.56%	1.45%	4.13%
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)
	2015	85	12.27	1,047	1.15%	1.55%	0.34%
	2014	92	12.22	1,127	1.20%	1.55%	27.42%
	2013	85	9.59	817	0.87%	1.55%	0.18%
	2012	89	9.58	854	0.60%	1.55%	13.82%
	2011	104	8.41	873	0.54%	1.55%	4.03%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)
	2015	19	$13.85	$261	0.00%	1.60%	4.91%
	2014	23	13.20	299	0.00%	1.60%	6.82%
	2013	22	12.36	267	18.83%	1.60%	31.26%
	2012	12	9.42	117	2.19%	1.60%	11.74%
	2011	10	8.43	81	5.16%	1.60%	(15.74)%
BlackRock Capital Appreciation VI (AnnuiChoice II)
	2015	14	14.15	195	0.00%	1.15%	5.39%
	2014	8	13.42	109	0.00%	1.15%	7.31%
	2013	4	12.51	50	23.72%	1.15%	31.86%
	2012	1	9.49	6	1.95%	1.15%	12.26%
	2011	1	8.45	6	5.17%	1.15%	(15.49)%
BlackRock Capital Appreciation VI (Annuichoice)
	2015	*-	14.25	*-	0.00%	1.00%	5.54%
	2014	*-	13.50	*-	0.00%	1.00%	7.47%
	2013	1	12.56	7	12.26%	1.00%	32.06%
	2012	1	9.51	8	2.11%	1.00%	12.43%
	2011	1	8.46	6	5.16%	1.00%	(15.40)%
BlackRock Capital Appreciation VI (Grandmaster flex3)
	2015	1	13.88	10	0.00%	1.55%	4.96%
	2014	1	13.23	9	(0.01)%	1.55%	6.87%
	2013	1	12.38	9	15.48%	1.55%	31.33%
	2012	1	9.42	7	3.70%	1.55%	11.80%
BlackRock Capital Appreciation VI Class III (Grandmaster)
	2015	8	14.01	109	0.00%	1.35%	5.17%
	2014	*-	13.32	5	0.00%	1.35%	7.09%
	2012	*-	9.46	1	3.74%	1.35%	12.03%
BlackRock Capital Appreciation VI Class III (Pinnacle)
	2015	3	14.01	46	0.00%	1.35%	5.17%
	2014	1	13.32	9	0.00%	1.35%	7.09%
	2012	2	9.46	15	3.69%	1.35%	12.03%
	2011	*-	8.44	*-	0.00%	1.35%	(15.60)%
BlackRock Capital Appreciation VI Class III (Pinnacle IV)
	2015	3	13.95	45	0.00%	1.45%	5.07%
	2014	4	13.28	56	0.00%	1.45%	6.98%
	2013	5	12.41	60	19.43%	1.45%	31.46%
	2012	2	9.44	23	2.92%	1.45%	11.92%
	2011	1	8.43	6	5.15%	1.45%	(15.66)%
BlackRock Capital Appreciation VI Class III (Pinnacle V)
	2015	63	13.88	873	0.00%	1.55%	4.96%
	2014	60	13.23	799	0.00%	1.55%	6.87%
	2013	46	12.38	564	19.12%	1.55%	31.33%
	2012	12	9.42	117	3.09%	1.55%	11.80%
	2011	3	8.43	23	5.16%	1.55%	(15.72)%
BlackRock Global Allocation VI (Advantedge)
	2015	39	10.62	412	0.98%	1.60%	(2.58)%
	2014	47	10.90	515	2.02%	1.60%	0.30%
	2013	59	10.87	645	5.14%	1.60%	12.59%
	2012	63	9.65	607	1.94%	1.60%	8.20%
	2011	58	8.92	514	9.28%	1.60%	(10.77)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 3 (continued):
BlackRock Global Allocation VI (AnnuiChoice II)
	2015	15	$10.85	$157	1.10%	1.15%	(2.14)%
	2014	10	11.09	112	2.51%	1.15%	0.76%
	2013	9	11.00	103	5.80%	1.15%	13.10%
	2012	7	9.73	71	2.22%	1.15%	8.70%
	2011	4	8.95	39	9.26%	1.15%	(10.50)%
BlackRock Global Allocation VI (Annuichoice)
	2015	3	10.93	36	1.03%	1.00%	(1.99)%
	2014	4	11.15	39	2.32%	1.00%	0.91%
	2013	3	11.05	36	5.27%	1.00%	13.27%
	2012	3	9.75	31	0.50%	1.00%	8.86%
	2011	22	8.96	195	7.12%	1.00%	(10.41)%
BlackRock Global Allocation VI (Grandmaster flex3)
	2015	17	10.65	176	1.05%	1.55%	(2.53)%
	2014	18	10.92	198	2.23%	1.55%	0.35%
	2013	30	10.88	325	7.62%	1.55%	12.64%
	2012	6	9.66	57	2.26%	1.55%	8.26%
	2011	4	8.93	33	9.08%	1.55%	(10.74)%
BlackRock Global Allocation VI (Grandmaster)
	2015	1	10.75	7	0.84%	1.35%	(2.34)%
	2014	1	11.00	10	0.53%	1.35%	0.56%
	2013	8	10.94	91	6.73%	1.35%	12.87%
	2012	4	9.70	43	2.98%	1.35%	8.48%
	2011	1	8.94	9	9.08%	1.35%	(10.62)%
BlackRock Global Allocation VI Class III (Pinnacle)
	2015	2	10.75	21	0.96%	1.35%	(2.34)%
	2014	2	11.00	21	1.58%	1.35%	0.56%
	2013	6	10.94	65	6.70%	1.35%	12.87%
	2012	2	9.70	24	0.86%	1.35%	8.48%
	2011	9	8.94	78	9.08%	1.35%	(10.62)%
BlackRock Global Allocation VI Class III (Pinnacle IV)
	2015	4	10.70	42	1.03%	1.45%	(2.44)%
	2014	4	10.96	39	2.95%	1.45%	0.46%
	2013	2	10.91	22	6.83%	1.45%	12.76%
	2012	1	9.68	7	0.35%	1.45%	8.37%
	2011	8	8.93	72	9.08%	1.45%	(10.68)%
BlackRock Global Allocation VI Class III (Pinnacle V)
	2015	23	10.65	242	1.05%	1.55%	(2.53)%
	2014	17	10.92	191	2.52%	1.55%	0.35%
	2013	15	10.88	165	6.48%	1.55%	12.64%
	2012	9	9.66	91	1.67%	1.55%	8.26%
	2011	12	8.93	105	9.16%	1.55%	(10.74)%
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)
	2015	1	9.86	8	1.27%	1.35%	(7.54)%
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)
	2015	13	9.76	124	1.25%	1.45%	(7.91)%
	2014	10	10.59	106	1.14%	1.45%	1.16%
Non-Affiliated Class 4:
American Funds Capital Income Builder (Pinnacle IV)
	2015	4	9.32	34	0.59%	1.45%	(6.83)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 4 (continued):
American Funds Capital Income Builder (Pinnacle V)
	2015	11	$9.31	$103	1.54%	1.15%	(6.90)%
American Funds Capital Income Builder (AnnuiChoice II)
	2015	15	9.34	141	1.49%	1.35%	(6.64)%
American Funds Global Growth (AdvantEdge)
	2015	2	11.04	21	1.09%	1.60%	4.98%
	2014	1	10.52	8	1.37%	1.60%	0.38%
American Funds Global Growth (AnnuiChoice)
	2015	3	11.18	30	0.85%	1.00%	5.62%
American Funds Global Growth (AnnuiChoice II)
	2015	44	11.14	495	1.59%	1.15%	5.46%
	2014	2	10.57	20	1.94%	1.15%	0.84%
American Funds Global Growth (GrandMaster)
	2015	36	11.10	395	0.86%	1.35%	5.25%
American Funds Global Growth (GrandMaster flex3)
	2015	3	11.05	33	1.12%	1.55%	5.04%
American Funds Global Growth (Pinnacle)
	2015	*-	11.10	*-	0.94%	1.35%	5.25%
	2014	*-	10.54	*-	1.88%	1.35%	0.64%
American Funds Global Growth (Pinnacle IV)
	2015	26	11.07	286	3.80%	1.45%	5.14%
American Funds Global Growth (Pinnacle V)
	2015	23	11.05	257	1.95%	1.55%	5.04%
	2014	3	10.52	31	2.01%	1.55%	0.43%
American Funds Growth (AnnuiChoice II)
	2015	11	11.76	135	0.92%	1.15%	5.36%
	2014	6	11.16	62	2.90%	1.15%	7.00%
American Funds Growth (Pinnacle IV)
	2015	1	11.69	6	0.69%	1.45%	5.04%
American Funds Growth (Pinnacle V)
	2015	2	11.66	27	1.50%	1.55%	4.93%
American Funds Growth-Income (AdvantEdge)
	2015	2	11.29	24	1.47%	1.60%	(0.41)%
American Funds Growth-Income (AnnuiChoice II)
	2015	24	11.39	270	0.81%	1.15%	0.05%
	2014	44	11.39	500	4.02%	1.15%	9.08%
American Funds Growth-Income (GrandMaster)
	2015	11	11.35	123	3.93%	1.35%	(0.15)%
	2014	2	11.37	22	7.00%	1.35%	8.86%
American Funds Growth-Income (Pinnacle)
	2015	1	11.35	15	1.69%	1.35%	(0.15)%
	2014	1	11.37	11	24.94%	1.35%	8.86%
American Funds Growth-Income (Pinnacle IV)
	2015	6	11.32	66	2.25%	1.45%	(0.26)%
	2014	3	11.35	32	1.52%	1.45%	8.75%
American Funds Growth-Income (Pinnacle V)
	2015	66	11.30	748	1.94%	1.55%	(0.36)%
	2014	12	11.34	132	2.46%	1.55%	8.63%
American Funds New World (AdvantEdge)
	2015	1	8.86	12	0.52%	1.35%	(4.92)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 4 (continued):
American Funds New World (AnnuiChoice)
	2015	2	$8.97	$21	0.22%	1.00%	(4.34)%
American Funds New World (AnnuiChoice II)
	2015	14	8.95	125	0.78%	1.15%	(4.48)%
	2014	1	9.37	7	5.60%	1.15%	(9.19)%
American Funds New World (GrandMaster)
	2015	25	8.91	219	0.22%	1.35%	(4.68)%
American Funds New World (GrandMaster flex3)
	2015	1	8.87	9	0.57%	1.15%	(4.87)%
American Funds New World (Pinnacle)
	2015	4	8.91	35	0.64%	1.35%	(4.68)%
	2014	2	9.35	19	2.23%	1.35%	(9.37)%
American Funds New World (Pinnacle IV)
	2015	26	8.89	227	0.90%	1.45%	(4.77)%
	2014	3	9.34	30	1.75%	1.45%	(9.46)%
American Funds New World (Pinnacle V)
	2015	19	8.87	171	0.66%	1.55%	(4.87)%
	2014	7	9.33	67	2.37%	1.55%	(9.56)%
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)
	2015	20	23.74	484	1.08%	1.35%	(5.88)%
	2014	22	25.23	566	0.93%	1.35%	3.33%
	2013	29	24.41	715	5.85%	1.35%	36.77%
	2012	35	17.85	626	0.92%	1.35%	14.68%
	2011	43	15.57	677	0.90%	1.35%	(5.70)%
Deutsche Small Cap Index VIP (Pinnacle IV)
	2015	*-	23.14	1	1.51%	1.45%	(5.98)%
	2014	*-	24.61	11	0.97%	1.45%	3.22%
	2013	*-	23.84	11	3.97%	1.45%	36.63%
	2012	2	17.45	31	0.97%	1.45%	14.56%
	2011	2	15.23	29	1.08%	1.45%	(5.80)%
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)
	2015	*-	23.98	3	1.03%	1.10%	(5.64)%
	2014	*-	25.41	3	0.94%	1.10%	3.59%
	2013	*-	24.53	3	5.51%	1.10%	37.11%
	2012	*-	17.89	2	1.72%	1.10%	2.66%
Non-Affiliated Class B:
Deutsche Small Cap Index (AdvantEdge)
	2015	1	15.45	20	0.79%	1.35%	(6.38)%
	2014	2	16.50	38	0.70%	1.35%	2.80%
	2013	5	16.05	73	0.36%	1.35%	36.10%
	2012	*-	11.79	2	0.70%	1.35%	14.02%
	2011	*-	10.34	2	0.58%	1.35%	(6.10)%
Deutsche Small Cap Index (AnnuiChoice II)
	2015	21	15.28	327	0.94%	1.15%	(5.95)%
	2014	6	16.25	92	0.56%	1.15%	3.27%
	2013	3	15.73	47	4.87%	1.15%	36.72%
	2012	3	11.51	31	0.85%	1.15%	14.54%
	2011	3	10.05	28	0.89%	1.15%	(5.67)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
Deutsche Small Cap Index (AnnuiChoice)
	2015	1	$21.97	$23	0.77%	1.00%	(5.81)%
	2014	1	23.32	24	0.71%	1.00%	3.43%
	2013	1	22.55	24	3.72%	1.00%	36.93%
	2012	2	16.47	36	0.85%	1.00%	14.71%
	2011	4	14.36	55	0.64%	1.00%	(5.53)%
Deutsche Small Cap Index (GrandMaster flex3)
	2015	3	21.95	61	0.79%	1.55%	(6.33)%
	2014	3	23.43	77	0.71%	1.55%	2.86%
	2013	3	22.78	79	5.40%	1.55%	36.17%
	2012	4	16.73	68	0.70%	1.55%	14.07%
	2011	5	14.67	67	0.61%	1.55%	(6.05)%
Deutsche Small Cap Index (Grandmaster)
	2015	1	18.89	23	0.80%	1.35%	(6.14)%
	2014	1	20.12	25	0.83%	1.35%	3.07%
	2013	2	19.53	33	26.07%	1.35%	36.44%
	2012	2	14.31	24	1.07%	1.35%	14.31%
	2011	1	12.52	18	0.63%	1.35%	(5.86)%
Deutsche Small Cap Index (IQ3)
	2015	4	20.48	75	0.82%	1.45%	(6.23)%
	2014	5	21.84	103	0.71%	1.45%	2.96%
	2013	5	21.21	106	5.34%	1.45%	36.30%
	2012	5	15.56	79	0.64%	1.45%	14.19%
	2011	8	13.63	104	0.62%	1.45%	(5.96)%
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)
	2015	10	15.98	163	0.75%	1.15%	(5.95)%
	2014	10	16.99	162	0.91%	1.15%	3.27%
	2013	5	16.45	78	0.00%	1.15%	36.72%
Deutsche Small Cap Index (Pinnacle Plus)
	2015	3	21.03	66	0.76%	1.67%	(6.44)%
	2014	4	22.48	82	0.79%	1.67%	2.73%
	2013	13	21.88	282	5.69%	1.67%	36.00%
	2012	20	16.09	330	4.24%	1.67%	13.94%
	2011	17	14.12	239	0.57%	1.67%	(6.17)%
Deutsche Small Cap Index VIP (Pinnacle IV)
	2015	9	20.48	184	0.86%	1.45%	(6.23)%
	2014	11	21.84	248	0.74%	1.45%	2.96%
	2013	13	21.21	282	5.36%	1.45%	36.30%
	2012	18	15.56	278	0.83%	1.45%	14.19%
	2011	25	13.63	338	0.61%	1.45%	(5.96)%
Deutsche Small Cap Index VIP (Pinnacle V)
	2015	13	12.98	167	0.84%	1.55%	(6.33)%
	2014	14	13.86	189	0.68%	1.55%	2.86%
	2013	12	13.48	163	4.93%	1.55%	36.17%
	2012	11	9.90	111	0.82%	1.55%	14.07%
	2011	13	8.68	111	0.57%	1.55%	(6.05)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class:
Pimco VIT All Asset (AdvantEdge)
	2015	13	$10.85	$140	3.09%	1.60%	(10.64)%
	2014	17	12.14	203	4.47%	1.60%	(1.15)%
	2013	25	12.28	310	4.24%	1.60%	(1.49)%
	2012	30	12.46	380	4.72%	1.60%	12.96%
	2011	32	11.03	350	8.01%	1.60%	0.30%
Pimco VIT All Asset (IQ Annuity)
	2015	10	10.89	114	3.23%	1.45%	(10.50)%
	2014	11	12.17	138	4.98%	1.45%	(1.00)%
	2013	13	12.29	161	4.28%	1.45%	(1.34)%
	2012	14	12.46	174	4.86%	1.45%	13.14%
	2011	14	11.01	153	7.67%	1.45%	0.45%
Pimco VIT All Asset (Pinnacle)
	2015	4	10.97	39	3.14%	1.35%	(10.41)%
	2014	4	12.25	49	5.04%	1.35%	(0.90)%
	2013	4	12.36	48	4.07%	1.35%	(1.24)%
	2012	7	12.52	90	4.83%	1.35%	13.25%
	2011	8	11.05	84	9.89%	1.35%	0.55%
Pimco VIT All Asset (AnnuiChoice II)
	2015	9	11.24	100	2.46%	1.15%	(10.23)%
	2014	17	12.52	217	4.59%	1.15%	(0.70)%
	2013	28	12.61	352	3.88%	1.15%	(1.04)%
	2012	37	12.74	471	5.60%	1.15%	13.48%
	2011	32	11.23	356	7.66%	1.15%	0.76%
Pimco VIT All Asset (AnnuiChoice)
	2015	1	11.28	13	3.02%	1.00%	(10.10)%
	2014	1	12.54	18	5.09%	1.00%	(0.55)%
	2013	1	12.61	18	6.03%	1.00%	(0.89)%
	2012	4	12.72	50	4.54%	1.00%	13.65%
	2011	6	11.20	64	7.65%	1.00%	0.91%
Pimco VIT All Asset (GrandMaster flex3)
	2015	*-	10.80	1	1.21%	1.55%	(10.59)%
	2014	7	12.08	88	4.05%	1.55%	(1.10)%
	2013	16	12.22	195	4.35%	1.55%	(1.44)%
	2012	21	12.40	261	4.89%	1.55%	13.02%
	2011	21	10.97	226	7.86%	1.55%	0.35%
Pimco VIT All Asset (Grandmaster)
	2015	29	10.97	313	3.13%	1.35%	(10.41)%
	2014	32	12.25	387	4.86%	1.35%	(0.90)%
	2013	37	12.36	456	3.73%	1.35%	(1.24)%
	2012	109	12.52	1,364	5.14%	1.35%	13.25%
	2011	103	11.05	1,134	8.03%	1.35%	0.55%
Pimco VIT All Asset (Pinnacle IV)
	2015	37	10.98	409	2.62%	1.45%	(10.50)%
	2014	79	12.26	964	4.90%	1.45%	(1.00)%
	2013	104	12.39	1,290	4.13%	1.45%	(1.34)%
	2012	147	12.56	1,840	4.88%	1.45%	13.14%
	2011	149	11.10	1,656	8.06%	1.45%	0.45%
Pimco VIT All Asset (Pinnacle Plus Reduced M&E)
	2015	3	10.02	26	3.15%	1.15%	(10.23)%
	2014	1	11.16	16	6.27%	1.15%	(0.70)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT All Asset (Pinnacle Plus)
	2015	7	$10.70	$75	2.94%	1.67%	(10.70)%
	2014	14	11.99	173	4.41%	1.67%	(1.22)%
	2013	20	12.14	245	4.38%	1.67%	(1.56)%
	2012	22	12.33	271	5.73%	1.67%	12.88%
	2011	18	10.92	195	7.31%	1.67%	0.23%
Pimco VIT All Asset (Pinnacle V)
	2015	32	10.89	348	3.32%	1.55%	(10.59)%
	2014	29	12.18	358	4.94%	1.55%	(1.10)%
	2013	40	12.31	492	4.62%	1.55%	(1.44)%
	2012	44	12.49	550	5.20%	1.55%	13.02%
	2011	35	11.06	388	8.91%	1.55%	0.35%
Pimco VIT Commodity Real Return (Pinnacle)
	2015	22	3.82	84	4.42%	1.35%	(26.67)%
	2014	22	5.21	115	0.27%	1.35%	(19.72)%
	2013	19	6.49	125	1.23%	1.35%	(15.87)%
	2012	30	7.71	234	5.62%	1.35%	3.70%
	2011	31	7.44	229	15.24%	1.35%	(8.79)%
Pimco VIT Commodity Real Return (Pinnacle IV)
	2015	17	3.82	66	4.55%	1.45%	(26.74)%
	2014	18	5.21	93	0.26%	1.45%	(19.80)%
	2013	19	6.50	121	1.31%	1.45%	(15.95)%
	2012	94	7.73	724	5.53%	1.45%	3.59%
	2011	103	7.47	768	14.35%	1.45%	(8.88)%
Pimco VIT Commodity Real Return (Pinnacle V)
	2015	195	3.79	738	4.20%	1.55%	(26.82)%
	2014	158	5.18	820	0.27%	1.55%	(19.88)%
	2013	137	6.46	888	1.64%	1.55%	(16.04)%
	2012	160	7.70	1,228	5.83%	1.55%	3.49%
	2011	157	7.44	1,169	15.00%	1.55%	(8.97)%
Pimco VIT Commodity Real Return Strategy (AdvantEdge)
	2015	94	3.77	356	4.40%	1.60%	(26.85)%
	2014	79	5.16	407	0.26%	1.60%	(19.92)%
	2013	76	6.44	490	1.63%	1.60%	(16.08)%
	2012	65	7.68	497	5.97%	1.60%	3.43%
	2011	62	7.42	463	15.54%	1.60%	(9.02)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)
	2015	21	3.91	81	5.45%	1.15%	(26.52)%
	2014	23	5.32	125	0.27%	1.15%	(19.56)%
	2013	19	6.62	129	1.57%	1.15%	(15.70)%
	2012	19	7.85	151	5.38%	1.15%	3.91%
	2011	28	7.55	211	14.13%	1.15%	(8.60)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)
	2015	*-	3.93	2	5.35%	1.00%	(26.41)%
	2014	1	5.34	4	0.25%	1.00%	(19.43)%
	2013	*-	6.62	*-	0.06%	1.00%	(15.57)%
	2012	5	7.84	39	5.55%	1.00%	4.07%
	2011	5	7.54	41	14.76%	1.00%	(8.47)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (Grandmaster)
	2015	16	$3.82	$59	5.27%	1.35%	(26.67)%
	2014	21	5.21	110	0.26%	1.35%	(19.72)%
	2013	24	6.49	155	1.45%	1.35%	(15.87)%
	2012	30	7.71	231	4.62%	1.35%	3.70%
	2011	61	7.44	452	14.89%	1.35%	(8.79)%
Pimco VIT Commodity Real Return Strategy (IQ Annuity)
	2015	37	3.79	139	4.16%	1.45%	(26.74)%
	2014	28	5.18	145	0.25%	1.45%	(19.80)%
	2013	38	6.45	243	1.64%	1.45%	(15.95)%
	2012	42	7.68	320	6.54%	1.45%	3.59%
	2011	22	7.41	166	14.35%	1.45%	(8.88)%
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)
	2015	2	3.76	8	4.76%	1.55%	(26.82)%
	2014	3	5.14	16	0.21%	1.55%	(19.88)%
	2013	6	6.42	40	1.49%	1.55%	(16.04)%
	2012	11	7.64	84	5.96%	1.55%	3.49%
	2011	10	7.38	71	14.48%	1.55%	(8.97)%
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E)
	2015	3	5.10	14	4.78%	1.15%	(26.52)%
	2014	4	6.94	28	0.33%	1.15%	(19.56)%
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)
	2015	20	3.73	73	4.49%	1.67%	(26.90)%
	2014	21	5.10	107	0.32%	1.67%	(19.98)%
	2013	24	6.37	153	1.46%	1.67%	(16.14)%
	2012	55	7.60	414	5.78%	1.67%	3.36%
	2011	56	7.35	410	15.05%	1.67%	(9.08)%
Pimco VIT Long Term Government (AnnuiChoice II)
	2015	9	10.10	94	2.10%	1.15%	(2.60)%
	2014	*-	10.37	5	2.32%	1.15%	22.47%
Pimco VIT Low Duration (AnnuiChoice II)
	2015	15	11.44	170	3.84%	1.15%	(0.93)%
	2014	11	11.55	124	1.04%	1.15%	(0.41)%
	2013	9	11.60	109	1.35%	1.15%	(1.38)%
	2012	9	11.76	112	1.76%	1.15%	4.52%
	2011	9	11.25	98	1.59%	1.15%	(0.15)%
Pimco VIT Low Duration (AnnuiChoice)
	2015	*-	11.61	3	3.17%	1.00%	(0.78)%
	2014	*-	11.70	4	0.90%	1.00%	(0.26)%
	2013	2	11.73	20	1.36%	1.00%	(1.23)%
	2012	2	11.88	19	1.79%	1.00%	4.68%
	2011	3	11.35	38	2.20%	1.00%	0.00%
Pimco VIT Low Duration (GrandMaster flex3)
	2015	8	11.13	91	3.33%	1.55%	(1.33)%
	2014	9	11.28	99	1.04%	1.55%	(0.81)%
	2013	8	11.37	88	1.37%	1.55%	(1.78)%
	2012	16	11.57	188	1.58%	1.55%	4.10%
	2011	14	11.12	158	1.70%	1.55%	(0.55)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Low Duration (Grandmaster)
	2015	20	$11.30	$224	3.45%	1.35%	(1.13)%
	2014	18	11.43	203	1.06%	1.35%	(0.61)%
	2013	12	11.50	139	1.47%	1.35%	(1.58)%
	2012	6	11.68	67	2.53%	1.35%	4.31%
	2011	6	11.20	66	1.45%	1.35%	(0.35)%
Pimco VIT Low Duration (IQ Annuity)
	2015	54	11.21	604	3.31%	1.45%	(1.23)%
	2014	56	11.35	639	1.03%	1.45%	(0.71)%
	2013	57	11.43	649	1.34%	1.45%	(1.68)%
	2012	59	11.63	686	1.81%	1.45%	4.21%
	2011	59	11.16	663	2.33%	1.45%	(0.45)%
Pimco VIT Low Duration (Pinnacle)
	2015	2	11.30	26	3.32%	1.35%	(1.13)%
	2014	2	11.43	26	1.02%	1.35%	(0.61)%
	2013	3	11.50	30	1.16%	1.35%	(1.58)%
	2012	4	11.68	45	1.80%	1.35%	4.31%
	2011	3	11.20	36	1.69%	1.35%	(0.35)%
Pimco VIT Low Duration (Pinnacle IV)
	2015	5	11.17	54	3.79%	1.45%	(1.23)%
	2014	4	11.31	45	0.81%	1.45%	(0.71)%
	2013	63	11.39	721	1.43%	1.45%	(1.68)%
	2012	66	11.59	767	1.79%	1.45%	4.21%
	2011	67	11.12	745	2.21%	1.45%	(0.45)%
Pimco VIT Low Duration (AdvantEdge)
	2015	7	11.04	75	2.81%	1.60%	(1.38)%
	2014	13	11.20	141	0.98%	1.60%	(0.86)%
	2013	29	11.29	333	1.45%	1.60%	(1.83)%
	2012	46	11.50	525	1.83%	1.60%	4.05%
	2011	49	11.06	540	1.90%	1.60%	(0.60)%
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)
	2015	1	10.08	13	3.51%	1.15%	(0.93)%
	2014	*-	10.17	2	0.99%	1.15%	(0.41)%
	2013	*-	10.21	2	0.10%	1.15%	(1.38)%
Pimco VIT Low Duration (Pinnacle Plus)
	2015	2	11.02	21	2.14%	1.67%	(1.45)%
	2014	12	11.18	132	0.97%	1.67%	(0.93)%
	2013	38	11.29	426	1.46%	1.67%	(1.90)%
	2012	37	11.51	423	1.78%	1.67%	3.97%
	2011	40	11.07	438	1.76%	1.67%	(0.67)%
Pimco VIT Low Duration (Pinnacle V)
	2015	75	11.09	833	3.23%	1.55%	(1.33)%
	2014	81	11.23	906	1.03%	1.55%	(0.81)%
	2013	87	11.33	983	1.39%	1.55%	(1.78)%
	2012	76	11.53	872	1.83%	1.55%	4.10%
	2011	64	11.08	705	1.98%	1.55%	(0.55)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Real Return (Pinnacle IV)
	2015	7	$11.30	$77	3.92%	1.45%	(4.21)%
	2014	9	11.79	101	1.14%	1.45%	1.50%
	2013	44	11.62	514	1.81%	1.45%	(10.62)%
	2012	72	13.00	934	6.42%	1.45%	7.06%
	2011	69	12.14	837	5.70%	1.45%	9.95%
Pimco VIT Real Return (AdvantEdge)
	2015	3	11.16	33	1.85%	1.60%	(4.36)%
	2014	10	11.67	115	0.93%	1.60%	1.34%
	2013	4	11.52	50	0.99%	1.60%	(10.76)%
	2012	16	12.90	206	6.44%	1.60%	6.90%
	2011	15	12.07	181	5.29%	1.60%	9.78%
Pimco VIT Real Return (AnnuiChoice II)
	2015	15	11.57	177	4.30%	1.15%	(3.92)%
	2014	13	12.04	159	1.38%	1.15%	1.81%
	2013	16	11.83	190	1.93%	1.15%	(10.35)%
	2012	23	13.19	306	7.77%	1.15%	7.39%
	2011	14	12.29	173	5.38%	1.15%	10.28%
Pimco VIT Real Return (AnnuiChoice)
	2015	8	11.71	93	4.07%	1.00%	(3.77)%
	2014	8	12.17	97	1.30%	1.00%	1.96%
	2013	9	11.94	105	0.96%	1.00%	(10.21)%
	2012	34	13.30	451	6.19%	1.00%	7.55%
	2011	40	12.36	491	5.55%	1.00%	10.45%
Pimco VIT Real Return (GrandMaster flex3)
	2015	4	11.22	50	4.14%	1.55%	(4.31)%
	2014	4	11.73	43	1.31%	1.55%	1.39%
	2013	4	11.57	42	1.93%	1.55%	(10.71)%
	2012	5	12.96	69	6.13%	1.55%	6.95%
	2011	5	12.11	66	4.13%	1.55%	9.83%
Pimco VIT Real Return (Grandmaster)
	2015	3	11.40	29	3.90%	1.35%	(4.11)%
	2014	3	11.89	32	1.72%	1.35%	1.60%
	2013	11	11.70	126	2.08%	1.35%	(10.53)%
	2012	18	13.08	241	7.78%	1.35%	7.17%
	2011	11	12.20	136	4.91%	1.35%	10.06%
Pimco VIT Real Return (IQ Annuity)
	2015	21	11.31	237	4.05%	1.45%	(4.21)%
	2014	21	11.81	248	1.31%	1.45%	1.50%
	2013	21	11.63	247	2.39%	1.45%	(10.62)%
	2012	21	13.02	276	5.92%	1.45%	7.06%
	2011	24	12.16	287	4.88%	1.45%	9.94%
Pimco VIT Real Return (Pinnacle)
	2015	8	11.40	86	4.04%	1.35%	(4.11)%
	2014	8	11.89	91	1.33%	1.35%	1.60%
	2013	8	11.70	93	1.69%	1.35%	(10.53)%
	2012	16	13.08	206	6.24%	1.35%	7.17%
	2011	17	12.20	209	4.73%	1.35%	10.06%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)
	2015	1	$9.97	$13	3.99%	1.15%	(3.92)%
	2014	1	10.37	14	1.67%	1.15%	1.81%
	2013	1	10.19	7	4.98%	1.15%	(10.35)%
Pimco VIT Real Return (Pinnacle Plus)
	2015	7	11.12	80	2.47%	1.67%	(4.42)%
	2014	17	11.63	201	1.69%	1.67%	1.27%
	2013	37	11.49	430	0.88%	1.67%	(10.82)%
	2012	160	12.88	2,058	3.53%	1.67%	6.82%
	2011	386	12.06	4,656	7.14%	1.67%	9.70%
Pimco VIT Real Return (Pinnacle V)
	2015	67	11.21	752	3.77%	1.55%	(4.31)%
	2014	76	11.71	893	1.29%	1.55%	1.39%
	2013	100	11.55	1,151	2.23%	1.55%	(10.71)%
	2012	114	12.94	1,475	7.26%	1.55%	6.95%
	2011	84	12.10	1,021	5.15%	1.55%	9.83%
Pimco VIT Total Return (Pinnacle V)
	2015	931	12.97	12,074	5.08%	1.55%	(1.19)%
	2014	801	13.13	10,512	2.14%	1.55%	2.56%
	2013	700	12.80	8,967	3.01%	1.55%	(3.58)%
	2012	629	13.28	8,354	4.56%	1.55%	7.79%
	2011	538	12.32	6,621	4.16%	1.55%	1.90%
Pimco VIT Total Return (AdvantEdge)
	2015	325	12.92	4,202	4.71%	1.60%	(1.24)%
	2014	381	13.08	4,988	2.07%	1.60%	2.51%
	2013	422	12.76	5,392	3.07%	1.60%	(3.62)%
	2012	344	13.24	4,559	4.52%	1.60%	7.73%
	2011	319	12.29	3,924	4.15%	1.60%	1.85%
Pimco VIT Total Return (AnnuiChoice II)
	2015	160	13.39	2,144	5.15%	1.15%	(0.79)%
	2014	133	13.50	1,798	2.25%	1.15%	2.98%
	2013	88	13.11	1,151	2.69%	1.15%	(3.18)%
	2012	90	13.54	1,215	4.71%	1.15%	8.23%
	2011	83	12.51	1,038	4.05%	1.15%	2.32%
Pimco VIT Total Return (AnnuiChoice)
	2015	20	13.36	274	4.83%	1.00%	(0.63)%
	2014	21	13.44	287	2.12%	1.00%	3.13%
	2013	20	13.03	259	2.96%	1.00%	(3.04)%
	2012	28	13.44	383	3.88%	1.00%	8.39%
	2011	76	12.40	938	3.78%	1.00%	2.47%
Pimco VIT Total Return (GrandMaster flex3)
	2015	33	12.80	420	4.87%	1.55%	(1.19)%
	2014	34	12.95	437	2.06%	1.55%	2.56%
	2013	44	12.63	559	2.79%	1.55%	(3.58)%
	2012	51	13.10	664	4.25%	1.55%	7.79%
	2011	50	12.15	603	3.86%	1.55%	1.90%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Total Return (Grandmaster)
	2015	51	$13.00	$666	4.61%	1.35%	(0.99)%
	2014	61	13.13	801	2.04%	1.35%	2.77%
	2013	75	12.78	957	2.95%	1.35%	(3.38)%
	2012	80	13.22	1,063	4.67%	1.35%	8.01%
	2011	74	12.24	900	3.77%	1.35%	2.11%
Pimco VIT Total Return (IQ Annuity)
	2015	66	12.90	850	4.79%	1.45%	(1.09)%
	2014	71	13.04	926	2.09%	1.45%	2.66%
	2013	76	12.70	961	2.92%	1.45%	(3.48)%
	2012	80	13.16	1,056	4.50%	1.45%	7.90%
	2011	78	12.20	948	3.99%	1.45%	2.01%
Pimco VIT Total Return (Pinnacle)
	2015	46	13.00	601	4.83%	1.35%	(0.99)%
	2014	47	13.13	622	2.01%	1.35%	2.77%
	2013	58	12.78	746	2.84%	1.35%	(3.38)%
	2012	72	13.22	945	4.20%	1.35%	8.01%
	2011	87	12.24	1,061	3.95%	1.35%	2.11%
Pimco VIT Total Return (Pinnacle IV)
	2015	37	13.08	484	4.85%	1.45%	(1.09)%
	2014	40	13.22	535	2.04%	1.45%	2.67%
	2013	66	12.88	845	2.80%	1.45%	(3.48)%
	2012	99	13.34	1,322	4.37%	1.45%	7.90%
	2011	98	12.37	1,217	4.09%	1.45%	2.01%
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)
	2015	3	10.73	36	5.11%	1.15%	(0.79)%
	2014	2	10.82	20	1.61%	1.15%	2.98%
	2013	10	10.50	109	2.04%	1.15%	(3.18)%
	2012	1	10.85	13	4.52%	1.15%	8.23%
Pimco VIT Total Return (Pinnacle Plus)
	2015	46	12.68	582	4.57%	1.67%	(1.31)%
	2014	58	12.85	750	2.07%	1.67%	2.44%
	2013	82	12.54	1,034	2.23%	1.67%	(3.69)%
	2012	190	13.02	2,471	5.19%	1.67%	7.66%
	2011	100	12.10	1,208	4.58%	1.67%	1.78%
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle)
	2015	3	7.35	20	0.46%	1.35%	(2.88)%
	2014	3	7.57	22	0.00%	1.35%	10.57%
	2013	*-	6.85	2	0.00%	1.35%	1.21%
	2012	1	6.77	6	0.00%	1.35%	(12.41)%
	2011	1	7.72	9	0.00%	1.35%	(9.86)%
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)
	2015	2	7.30	15	2.21%	1.45%	(2.97)%
	2014	2	7.52	18	0.00%	1.45%	10.46%
	2013	1	6.81	5	0.00%	1.45%	1.10%
	2012	2	6.74	13	0.00%	1.45%	(12.50)%
	2011	6	7.70	43	0.00%	1.45%	(9.95)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Global Managed Future Strategy (Pinnacle V)
	2015	32	$7.25	$232	2.31%	1.55%	(3.07)%
	2014	35	7.48	260	0.00%	1.55%	10.35%
	2013	21	6.78	139	0.00%	1.55%	1.00%
	2012	22	6.71	148	0.00%	1.55%	(12.59)%
	2011	30	7.68	230	0.00%	1.55%	(10.04)%
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)
	2015	15	7.22	112	2.42%	1.60%	(3.12)%
	2014	14	7.45	104	0.00%	1.60%	10.29%
	2013	21	6.76	141	0.00%	1.60%	0.95%
	2012	19	6.70	127	0.00%	1.60%	(12.63)%
	2011	16	7.66	120	0.00%	1.60%	(10.09)%
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)
	2015	4	7.46	33	2.15%	1.15%	(2.68)%
	2014	5	7.67	39	0.00%	1.15%	10.80%
	2013	3	6.92	18	0.00%	1.15%	1.41%
	2012	2	6.82	15	0.00%	1.15%	(12.23)%
	2011	2	7.77	19	0.00%	1.15%	(9.68)%
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)
	2015	1	7.54	10	2.44%	1.00%	(2.53)%
	2014	2	7.74	13	0.00%	1.00%	10.96%
	2013	1	6.97	7	0.00%	1.00%	1.56%
	2012	1	6.86	7	0.00%	1.00%	(12.10)%
	2011	1	7.81	11	0.00%	1.00%	(9.54)%
Guggenheim VT Global Managed Futures Strategies (Grandmaster)
	2015	*-	7.35	3	2.19%	1.35%	(2.88)%
	2014	1	7.57	8	0.00%	1.35%	10.57%
	2013	2	6.85	12	0.00%	1.35%	1.21%
	2012	2	6.77	12	0.00%	1.35%	(12.41)%
	2011	1	7.72	6	0.00%	1.35%	(9.86)%
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)
	2015	*-	7.30	1	2.33%	1.45%	(2.97)%
	2014	*-	7.52	1	0.00%	1.45%	10.46%
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus Reduced M&E)
	2015	1	8.91	6	2.62%	1.15%	(2.68)%
	2014	1	9.16	12	0.00%	1.15%	10.80%
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)
	2015	3	7.19	21	2.29%	1.67%	(3.19)%
	2014	3	7.42	23	0.00%	1.67%	10.21%
	2013	4	6.73	25	0.00%	1.67%	0.88%
	2012	8	6.68	52	0.00%	1.67%	(12.69)%
	2011	14	7.65	108	0.00%	1.67%	(10.15)%
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)
	2015	14	8.81	119	0.69%	1.60%	0.22%
	2014	16	8.79	141	0.00%	1.60%	2.99%
	2013	18	8.53	154	0.00%	1.60%	0.03%
	2012	16	8.53	137	0.64%	1.60%	0.58%
	2011	13	8.48	110	0.00%	1.60%	1.73%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)
	2015	5	$9.13	$42	0.42%	1.15%	0.68%
	2014	11	9.07	100	0.00%	1.15%	3.46%
	2013	11	8.76	100	0.00%	1.15%	0.49%
	2012	11	8.72	99	0.83%	1.15%	1.04%
	2011	7	8.63	58	0.00%	1.15%	2.20%
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)
	2015	12	9.11	108	0.66%	1.00%	0.83%
	2014	12	9.03	110	0.00%	1.00%	3.61%
	2013	12	8.72	101	0.00%	1.00%	0.64%
	2012	24	8.66	204	1.00%	1.00%	1.20%
	2011	4	8.56	32	0.00%	1.00%	2.35%
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)
	2015	2	8.73	18	0.69%	1.55%	0.27%
	2014	2	8.70	22	0.00%	1.55%	3.04%
	2013	2	8.45	17	0.00%	1.55%	0.08%
	2012	4	8.44	35	0.78%	1.55%	0.63%
	2011	2	8.39	17	0.00%	1.55%	1.78%
Guggenheim VT Multi-Hedge Strategies (Grandmaster)
	2015	5	8.87	48	0.66%	1.35%	0.47%
	2014	6	8.82	55	0.00%	1.35%	3.25%
	2013	8	8.55	71	0.00%	1.35%	0.28%
	2012	12	8.52	100	0.46%	1.35%	0.84%
	2011	18	8.45	153	0.00%	1.35%	1.99%
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)
	2015	8	8.80	74	0.66%	1.45%	0.37%
	2014	9	8.76	79	0.00%	1.45%	3.14%
	2013	9	8.50	73	0.00%	1.45%	0.18%
	2012	9	8.48	75	0.54%	1.45%	0.74%
	2011	11	8.42	91	0.00%	1.45%	1.89%
Guggenheim VT Multi-Hedge Strategies (Pinnacle)
	2015	8	8.87	69	0.42%	1.35%	0.47%
	2014	18	8.82	163	0.00%	1.35%	3.25%
	2013	17	8.55	148	0.00%	1.35%	0.28%
	2012	19	8.52	165	0.63%	1.35%	0.84%
	2011	16	8.45	139	0.00%	1.35%	1.99%
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)
	2015	2	8.91	15	0.67%	1.45%	0.37%
	2014	2	8.88	21	0.00%	1.45%	3.14%
	2013	6	8.61	53	0.00%	1.45%	0.18%
	2012	7	8.59	64	0.64%	1.45%	0.74%
	2011	9	8.53	75	0.00%	1.45%	1.89%
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)
	2015	2	10.97	26	0.71%	1.15%	0.68%
	2014	3	10.90	28	0.00%	1.15%	3.46%
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)
	2015	3	8.65	22	0.60%	1.67%	0.15%
	2014	6	8.63	49	0.00%	1.67%	2.91%
	2013	18	8.39	147	0.00%	1.67%	(0.04)%
	2012	25	8.39	213	0.59%	1.67%	0.51%
	2011	24	8.35	200	0.00%	1.67%	1.66%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)
	2015	11	$8.84	$97	0.63%	1.55%	0.27%
	2014	16	8.82	143	0.00%	1.55%	3.04%
	2013	20	8.56	170	0.00%	1.55%	0.08%
	2012	24	8.55	205	0.69%	1.55%	0.63%
	2011	16	8.50	138	0.00%	1.55%	1.78%
Guggenheim VT Long Short Equity (AdvantEdge)
	2015	2	10.01	17	0.00%	1.60%	(0.36)%
	2014	2	10.05	20	0.00%	1.60%	1.15%
	2013	8	9.93	77	0.00%	1.60%	15.58%
	2012	4	8.60	37	0.00%	1.60%	2.75%
	2011	5	8.37	42	0.00%	1.60%	(8.05)%
Guggenheim VT Long Short Equity (AnnuiChoice II)
	2015	6	10.38	63	0.00%	1.15%	0.10%
	2014	8	10.37	80	0.00%	1.15%	1.61%
	2013	5	10.20	48	0.00%	1.15%	16.11%
	2012	5	8.79	43	0.00%	1.15%	3.23%
	2011	5	8.51	46	0.00%	1.15%	(7.63)%
Guggenheim VT Long Short Equity (AnnuiChoice)
	2015	*-	10.21	2	0.00%	1.00%	0.25%
	2014	*-	10.18	4	0.00%	1.00%	1.77%
	2013	*-	10.00	*-	0.00%	1.00%	16.28%
	2012	*-	8.60	*-	0.00%	1.00%	3.38%
	2011	*-	8.32	3	0.00%	1.00%	(7.49)%
Guggenheim VT Long Short Equity (Grandmaster)
	2015	*-	9.93	2	0.00%	1.35%	(0.11)%
	2014	1	9.94	7	0.00%	1.35%	1.41%
	2012	*-	8.46	1	0.00%	1.35%	3.02%
	2011	*-	8.21	1	0.00%	1.35%	(7.82)%
Guggenheim VT Long Short Equity (IQ Annuity)
	2015	*-	9.85	1	0.00%	1.45%	(0.21)%
	2014	1	9.87	10	0.00%	1.45%	1.31%
	2011	1	8.18	11	0.00%	1.45%	(7.91)%
Guggenheim VT Long Short Equity (Pinnacle)
	2015	1	9.93	14	0.00%	1.35%	(0.11)%
	2014	3	9.94	26	0.00%	1.35%	1.41%
	2013	1	9.80	6	0.00%	1.35%	15.87%
	2012	1	8.46	5	0.00%	1.35%	3.02%
	2011	1	8.21	4	0.00%	1.35%	(7.82)%
Guggenheim VT Long Short Equity (Pinnacle IV)
	2015	2	10.13	20	0.00%	1.45%	(0.21)%
	2014	3	10.15	27	0.00%	1.45%	1.31%
	2013	2	10.02	16	0.00%	1.45%	15.76%
	2012	1	8.66	13	0.00%	1.45%	2.91%
	2011	2	8.41	16	0.00%	1.45%	(7.91)%
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E)
	2015	1	11.77	7	0.00%	1.15%	0.10%
	2014	1	11.76	13	0.00%	1.15%	1.61%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Long Short Equity (Pinnacle Plus)
	2015	*-	$9.69	$3	0.00%	1.67%	(0.43)%
	2014	3	9.73	33	0.00%	1.67%	1.08%
	2013	4	9.62	39	0.00%	1.67%	15.50%
	2012	6	8.33	49	0.00%	1.67%	2.68%
	2011	6	8.12	49	0.00%	1.67%	(8.12)%
Guggenheim VT Long Short Equity (Pinnacle V)
	2015	6	10.05	63	0.00%	1.55%	(0.31)%
	2014	7	10.08	72	0.00%	1.55%	1.20%
	2013	3	9.96	29	0.00%	1.55%	15.64%
	2012	5	8.62	41	0.00%	1.55%	2.81%
	2011	10	8.38	81	0.00%	1.55%	(8.01)%
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ®)
	2015	1	26.79	16	2.25%	1.75%	(1.27)%
	2014	1	27.14	17	2.59%	1.75%	4.13%
	2013	1	26.06	17	2.59%	1.75%	(3.72)%
	2012	1	27.06	19	3.06%	1.75%	1.94%
	2011	1	26.55	19	2.17%	1.75%	5.79%
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)
	2015	1	25.71	37	2.25%	2.55%	(2.07)%
	2014	1	26.26	39	2.60%	2.55%	3.29%
	2013	1	25.42	38	2.27%	2.55%	(4.50)%
	2012	1	26.62	36	2.76%	2.55%	1.11%
	2011	1	26.33	34	1.56%	2.55%	4.93%
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)
	2015	1	25.30	15	2.00%	1.90%	(1.42)%
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)
	2015	23	24.42	552	2.27%	2.75%	(2.28)%
	2014	20	24.99	507	2.61%	2.75%	3.08%
	2013	16	24.24	385	2.31%	2.75%	(4.70)%
	2012	8	25.44	197	3.08%	2.75%	0.90%
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)
	2015	*-	25.95	11	2.46%	2.55%	(2.02)%
	2014	*-	26.49	12	2.62%	2.55%	1.19%
	2013	*-	26.17	12	2.69%	2.55%	(2.88)%
	2012	*-	26.95	11	2.90%	2.55%	4.31%
	2011	*-	25.84	10	4.78%	2.55%	3.13%
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)
	2015	1	26.09	26	2.47%	1.90%	(1.37)%
	2014	1	26.45	27	2.64%	1.90%	1.86%
	2013	1	25.96	21	4.85%	1.90%	(2.23)%
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)
	2015	20	25.18	494	2.48%	2.75%	(2.22)%
	2014	17	25.75	446	2.62%	2.75%	0.98%
	2013	11	25.50	279	2.47%	2.75%	(3.08)%
	2012	3	26.31	82	0.82%	2.75%	4.09%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares TIPS Bond ETF (Varoom GLWB 2)
	2015	1	$24.71	$19	0.32%	2.55%	(4.26)%
	2014	1	25.81	19	1.64%	2.55%	0.95%
	2013	1	25.56	18	1.04%	2.55%	(10.78)%
	2012	1	28.65	17	2.67%	2.55%	3.62%
	2011	*-	27.65	9	1.49%	2.55%	10.40%
iShares TIPS Bond ETF (Varoom GLWB 3)
	2015	*-	22.85	11	0.33%	1.90%	(3.62)%
	2014	*-	23.71	12	1.64%	1.90%	1.62%
	2013	*-	23.33	12	1.10%	1.90%	(10.19)%
	2012	*-	25.97	13	1.78%	1.90%	4.32%
iShares TIPS Bond ETF (Varoom GLWB 5)
	2015	5	22.05	105	0.33%	2.75%	(4.46)%
	2014	4	23.08	102	1.68%	2.75%	0.74%
	2013	4	22.91	91	1.25%	2.75%	(10.97)%
	2012	3	25.73	68	3.65%	2.75%	3.41%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)
	2015	*-	27.88	6	5.38%	1.75%	(6.69)%
	2014	*-	29.88	6	5.94%	1.75%	0.10%
	2013	*-	29.85	7	8.48%	1.75%	4.02%
	2012	*-	28.69	7	8.32%	1.75%	9.56%
	2011	*-	26.19	6	4.21%	1.75%	3.63%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)
	2015	1	26.76	38	5.42%	2.55%	(7.45)%
	2014	1	28.91	40	5.95%	2.55%	(0.71)%
	2013	1	29.12	42	6.50%	2.55%	3.17%
	2012	1	28.22	34	10.10%	2.55%	8.66%
	2011	*-	25.97	5	1.20%	2.55%	2.79%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)
	2015	4	27.33	98	5.38%	1.90%	(6.83)%
	2014	4	29.34	113	5.85%	1.90%	(0.05)%
	2013	2	29.35	73	7.80%	1.90%	3.86%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)
	2015	6	26.38	149	5.46%	2.75%	(7.64)%
	2014	5	28.56	134	5.99%	2.75%	(0.92)%
	2013	3	28.83	89	6.56%	2.75%	2.96%
	2012	2	28.00	52	5.69%	2.75%	8.44%
iShares S&P 500 Growth ETF (Varoom)
	2015	1	43.67	48	1.50%	1.75%	3.52%
	2014	1	42.18	49	1.64%	1.75%	12.65%
	2013	1	37.44	30	1.75%	1.75%	30.62%
	2012	1	28.67	23	2.08%	1.75%	11.97%
	2011	1	25.60	20	0.85%	1.75%	2.57%
iShares S&P 500 Growth ETF (Varoom GLWB 1)
	2015	3	42.35	141	1.50%	2.35%	2.89%
	2014	3	41.16	143	1.39%	2.35%	11.97%
	2013	4	36.76	157	1.64%	2.35%	29.82%
	2012	5	28.31	130	1.81%	2.35%	11.28%
	2011	5	25.44	130	2.84%	2.35%	1.95%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares S&P 500 Growth ETF (Varoom GLWB 2)
	2015	*-	$41.91	$9	1.49%	2.55%	2.68%
	2014	*-	40.82	10	1.43%	2.55%	11.74%
	2013	*-	36.53	9	1.61%	2.55%	29.56%
	2012	*-	28.20	8	2.23%	2.55%	11.05%
	2011	*-	25.39	5	0.45%	2.55%	1.74%
iShares S&P 500 Growth ETF (Varoom GLWB 3)
	2015	2	42.53	97	1.60%	1.90%	3.37%
	2014	2	41.15	64	1.49%	1.90%	12.48%
	2013	1	36.58	30	2.86%	1.90%	30.42%
iShares S&P 500 Growth ETF (Varoom GLWB 4)
	2015	38	41.39	1,573	1.57%	2.55%	2.68%
	2014	30	40.31	1,212	1.52%	2.55%	11.74%
	2013	18	36.08	664	1.63%	2.55%	29.56%
	2012	2	27.85	44	1.13%	2.55%	11.05%
iShares S&P 500 Growth ETF (Varoom GLWB 5)
	2015	1	41.05	37	1.62%	2.75%	2.47%
	2014	*-	40.06	20	1.48%	2.75%	11.51%
	2013	*-	35.92	14	1.77%	2.75%	29.29%
iShares Core S&P 500 Index ETF (Varoom)
	2015	2	41.24	103	2.11%	1.75%	(0.49)%
	2014	3	41.45	110	2.29%	1.75%	11.60%
	2013	2	37.14	59	2.11%	1.75%	30.56%
	2012	2	28.45	44	2.24%	1.75%	13.56%
	2011	2	25.05	42	2.26%	1.75%	0.39%
iShares Core S&P 500 Index ETF (Varoom GLWB 1)
	2015	24	39.99	961	2.13%	2.35%	(1.09)%
	2014	25	40.44	1,003	1.88%	2.35%	10.92%
	2013	29	36.46	1,058	1.97%	2.35%	29.76%
	2012	33	28.09	935	2.28%	2.35%	12.86%
	2011	30	24.89	748	3.11%	2.35%	(0.22)%
iShares Core S&P 500 Index ETF (Varoom GLWB 2)
	2015	1	39.58	28	2.11%	2.55%	(1.30)%
	2014	1	40.10	31	1.85%	2.55%	10.69%
	2013	1	36.23	39	2.00%	2.55%	29.50%
	2012	1	27.98	39	2.29%	2.55%	12.63%
	2011	1	24.84	31	1.90%	2.55%	(0.42)%
iShares Core S&P 500 Index ETF (Varoom GLWB 3)
	2015	11	41.30	458	2.14%	1.90%	(0.64)%
	2014	11	41.56	437	1.98%	1.90%	11.43%
	2013	5	37.30	179	2.40%	1.90%	30.36%
	2012	1	28.61	22	1.62%	1.90%	13.34%
iShares Core S&P 500 Index ETF (Varoom GLWB 4)
	2015	463	40.19	18,609	2.15%	2.55%	(1.30)%
	2014	431	40.72	17,548	2.00%	2.55%	10.69%
	2013	320	36.79	11,754	2.11%	2.55%	29.50%
	2012	146	28.41	4,141	2.64%	2.55%	12.59%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares Core S&P 500 Index ETF (Varoom GLWB 5)
	2015	27	$39.86	$1,094	2.17%	2.75%	(1.50)%
	2014	24	40.46	956	2.01%	2.75%	10.46%
	2013	17	36.63	614	2.23%	2.75%	29.23%
	2012	6	28.34	165	2.71%	2.75%	12.36%
iShares S&P 500 Value Index ETF (Varoom GLWB 1)
	2015	1	37.23	48	2.36%	2.35%	(5.56)%
	2014	1	39.42	50	2.22%	2.35%	9.53%
	2013	1	35.99	48	2.23%	2.35%	28.50%
	2012	1	28.01	41	2.54%	2.35%	14.73%
	2011	1	24.41	30	3.70%	2.35%	(2.49)%
iShares S&P 500 Value Index ETF (Varoom GLWB 2)
	2015	*-	36.85	9	2.35%	2.55%	(5.75)%
	2014	*-	39.10	10	2.21%	2.55%	9.31%
	2013	*-	35.77	9	2.21%	2.55%	28.24%
	2012	*-	27.89	9	2.82%	2.55%	14.50%
	2011	*-	24.36	5	1.98%	2.55%	(2.69)%
iShares S&P 500 Value Index ETF (Varoom GLWB 3)
	2015	3	39.56	102	2.40%	1.90%	(5.12)%
	2014	2	41.70	91	2.36%	1.90%	10.04%
	2013	1	37.90	39	3.21%	1.90%	29.10%
iShares S&P 500 Value Index ETF (Varoom GLWB 4)
	2015	8	38.50	304	2.35%	2.55%	(5.75)%
	2014	8	40.85	321	2.31%	2.55%	9.31%
	2013	6	37.37	237	2.33%	2.55%	28.24%
	2012	5	29.14	155	3.24%	2.55%	14.50%
iShares S&P 500 Value Index ETF (Varoom GLWB 5)
	2015	2	38.18	94	2.36%	2.75%	(5.94)%
	2014	2	40.60	94	2.27%	2.75%	9.08%
	2013	2	37.22	70	2.36%	2.75%	27.98%
	2012	2	29.08	47	3.98%	2.75%	14.26%
iShares Core S&P MidCap Index ETF (Varoom)
	2015	1	37.66	50	1.46%	1.75%	(4.00)%
	2014	1	39.23	54	1.58%	1.75%	7.77%
	2013	1	36.40	35	1.55%	1.75%	31.35%
	2012	1	27.71	27	1.61%	1.75%	16.03%
	2011	1	23.89	23	1.54%	1.75%	(3.97)%
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)
	2015	8	36.52	283	1.47%	2.35%	(4.58)%
	2014	8	38.27	301	1.36%	2.35%	7.11%
	2013	9	35.73	314	1.41%	2.35%	30.55%
	2012	10	27.37	281	1.56%	2.35%	15.31%
	2011	9	23.74	225	2.02%	2.35%	(4.55)%
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)
	2015	2	36.15	85	1.46%	2.55%	(4.78)%
	2014	2	37.96	94	1.37%	2.55%	6.89%
	2013	3	35.51	97	1.50%	2.55%	30.28%
	2012	3	27.26	79	2.28%	2.55%	15.08%
	2011	1	23.69	19	1.17%	2.55%	(4.75)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)
	2015	4	$38.88	$141	1.49%	1.90%	(4.14)%
	2014	3	40.56	132	1.42%	1.90%	7.60%
	2013	2	37.69	57	1.81%	1.90%	31.15%
	2012	*-	28.74	4	1.13%	1.90%	15.85%
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)
	2015	133	37.84	5,041	1.50%	2.55%	(4.78)%
	2014	121	39.74	4,808	1.46%	2.55%	6.89%
	2013	85	37.18	3,147	1.51%	2.55%	30.28%
	2012	39	28.54	1,105	1.94%	2.55%	15.08%
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)
	2015	9	37.53	345	1.51%	2.75%	(4.97)%
	2014	8	39.49	310	1.47%	2.75%	6.67%
	2013	5	37.02	185	1.68%	2.75%	30.02%
	2012	2	28.47	45	2.17%	2.75%	14.84%
iShares Core S&P Small Cap Index ETF (Varoom)
	2015	1	38.86	33	1.41%	1.75%	(3.78)%
	2014	1	40.39	36	1.39%	1.75%	3.92%
	2013	1	38.86	27	1.26%	1.75%	39.45%
	2012	1	27.87	19	1.91%	1.75%	13.89%
	2011	1	24.47	17	1.24%	1.75%	(1.07)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)
	2015	4	37.68	141	1.41%	2.35%	(4.37)%
	2014	4	39.40	152	1.25%	2.35%	3.28%
	2013	4	38.15	158	1.12%	2.35%	38.60%
	2012	5	27.52	141	1.79%	2.35%	13.19%
	2011	5	24.32	114	1.62%	2.35%	(1.67)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)
	2015	1	37.30	46	1.41%	2.55%	(4.56)%
	2014	1	39.08	50	1.27%	2.55%	3.07%
	2013	1	37.91	48	1.21%	2.55%	38.32%
	2012	1	27.41	38	2.71%	2.55%	12.96%
	2011	*-	24.27	7	1.47%	2.55%	(1.87)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)
	2015	2	40.05	88	1.48%	1.90%	(3.93)%
	2014	2	41.69	65	1.30%	1.90%	3.76%
	2013	1	40.18	35	1.43%	1.90%	39.24%
	2012	*-	28.85	2	1.48%	1.90%	13.70%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)
	2015	65	38.98	2,522	1.43%	2.55%	(4.56)%
	2014	60	40.84	2,436	1.35%	2.55%	3.07%
	2013	40	39.62	1,581	1.21%	2.55%	38.32%
	2012	19	28.65	556	2.26%	2.55%	12.94%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)
	2015	8	38.65	296	1.44%	2.75%	(4.76)%
	2014	7	40.58	272	1.42%	2.75%	2.86%
	2013	3	39.46	125	1.32%	2.75%	38.03%
	2012	1	28.58	23	2.64%	2.75%	12.71%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares International Treasury Bond (Varoom)
	2015	1	$22.50	$17	0.11%	1.75%	(8.86)%
	2014	1	24.69	19	1.40%	1.75%	(4.43)%
	2013	*-	25.83	12	2.12%	1.75%	(2.80)%
	2012	*-	26.58	13	2.61%	1.75%	3.64%
	2011	*-	25.64	12	4.22%	1.75%	(0.31)%
iShares International Treasury Bond (Varoom GLWB 1)
	2015	7	21.82	146	0.12%	2.35%	(9.42)%
	2014	6	24.09	148	1.33%	2.35%	(5.01)%
	2013	6	25.36	153	1.77%	2.35%	(3.39)%
	2012	5	26.25	139	2.31%	2.35%	3.01%
	2011	4	25.48	112	4.46%	2.35%	(0.92)%
iShares International Treasury Bond (Varoom GLWB 3)
	2015	1	22.36	27	0.12%	1.90%	(9.00)%
	2014	1	24.58	31	1.28%	1.90%	(4.57)%
	2013	*-	25.75	9	1.52%	1.90%	(2.94)%
	2012	*-	26.54	2	0.30%	1.90%	3.48%
iShares International Treasury Bond (Varoom GLWB 4)
	2015	118	21.77	2,557	0.12%	2.55%	(9.60)%
	2014	96	24.08	2,313	1.31%	2.55%	(5.21)%
	2013	60	25.40	1,526	1.64%	2.55%	(3.59)%
	2012	21	26.35	543	1.25%	2.55%	2.80%
iShares International Treasury Bond (Varoom GLWB 5)
	2015	*-	21.58	3	0.11%	2.75%	(9.79)%
	2014	*-	23.93	3	1.34%	2.75%	(5.40)%
	2013	*-	25.29	3	1.91%	2.75%	(3.78)%
Vanguard Dividend Appreciation Index Fund ETF (Varoom)
	2015	*-	37.65	8	2.28%	1.75%	(3.64)%
	2014	*-	39.07	8	2.05%	1.75%	8.14%
	2013	*-	36.13	8	2.67%	1.75%	27.22%
	2012	*-	28.40	7	3.05%	1.75%	9.11%
	2011	*-	26.03	6	1.55%	1.75%	4.14%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)
	2015	8	36.14	278	2.28%	2.55%	(4.42)%
	2014	8	37.81	296	2.05%	2.55%	7.26%
	2013	8	35.25	290	2.09%	2.55%	26.18%
	2012	9	27.93	239	3.18%	2.55%	8.22%
	2011	4	25.81	101	1.57%	2.55%	3.29%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)
	2015	6	36.39	218	2.29%	1.90%	(3.79)%
	2014	6	37.82	219	2.12%	1.90%	7.98%
	2013	4	35.03	131	2.90%	1.90%	27.02%
	2012	*-	27.58	7	2.64%	1.90%	8.95%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)
	2015	26	35.12	905	2.32%	2.75%	(4.62)%
	2014	23	36.82	847	2.13%	2.75%	7.04%
	2013	16	34.40	550	2.25%	2.75%	25.92%
	2012	8	27.32	222	3.54%	2.75%	8.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Emerging Markets Index Fund ETF (Varoom)
	2015	1	$18.20	$18	2.73%	1.75%	(17.29)%
	2014	1	22.00	22	2.63%	1.75%	(1.80)%
	2013	1	22.40	22	2.78%	1.75%	(6.43)%
	2012	1	23.94	24	2.58%	1.75%	19.52%
	2011	1	20.03	20	0.00%	1.75%	(21.98)%
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)
	2015	4	17.46	67	2.77%	2.55%	(17.97)%
	2014	3	21.29	71	2.60%	2.55%	(2.60)%
	2013	3	21.86	72	2.72%	2.55%	(7.19)%
	2012	3	23.55	64	5.61%	2.55%	18.55%
	2011	1	19.86	22	0.00%	2.55%	(22.61)%
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)
	2015	3	21.20	63	2.71%	1.90%	(17.42)%
	2014	3	25.67	79	2.63%	1.90%	(1.95)%
	2013	3	26.18	82	4.64%	1.90%	(6.57)%
	2012	*-	28.02	7	4.31%	1.90%	19.34%
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)
	2015	10	20.46	197	2.84%	2.75%	(18.14)%
	2014	7	24.99	181	2.85%	2.75%	(2.80)%
	2013	3	25.71	89	3.80%	2.75%	(7.38)%
	2012	1	27.76	22	3.80%	2.75%	18.30%
Vanguard Developed Markets Index FundETF (Varoom)
	2015	1	27.36	26	2.71%	1.75%	(2.10)%
	2014	1	27.95	27	3.35%	1.75%	(7.65)%
	2013	1	30.26	21	3.15%	1.75%	19.98%
	2012	1	25.22	18	3.55%	1.75%	19.93%
	2011	1	21.03	14	0.01%	1.75%	(16.71)%
Vanguard Developed Markets Index FundETF (Varoom GLWB 1)
	2015	5	26.53	143	2.70%	2.35%	(2.70)%
	2014	5	27.26	145	3.38%	2.35%	(8.21)%
	2013	5	29.70	157	2.75%	2.35%	19.25%
	2012	6	24.91	144	6.94%	2.35%	19.19%
	2011	5	20.90	108	0.02%	2.35%	(17.22)%
Vanguard Developed Markets Index FundETF (Varoom GLWB 2)
	2015	*-	26.26	3	2.61%	2.55%	(2.90)%
	2014	*-	27.04	4	3.34%	2.55%	(8.40)%
	2013	*-	29.52	7	2.77%	2.55%	19.00%
	2012	*-	24.81	8	3.26%	2.55%	18.95%
	2011	*-	20.85	7	0.00%	2.55%	(17.39)%
Vanguard Developed Markets Index FundETF (Varoom GLWB 3)
	2015	1	30.75	33	2.70%	1.90%	(2.25)%
	2014	1	31.46	32	3.47%	1.90%	(7.79)%
	2013	*-	34.12	8	2.24%	1.90%	19.80%
	2012	*-	28.48	2	1.93%	1.90%	19.74%
Vanguard Developed Markets Index FundETF (Varoom GLWB 4)
	2015	85	29.93	2,531	2.74%	2.55%	(2.90)%
	2014	74	30.83	2,293	3.43%	2.55%	(8.40)%
	2013	47	33.65	1,567	2.82%	2.55%	19.00%
	2012	20	28.28	563	5.07%	2.55%	18.95%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Developed Markets Index FundETF (Varoom GLWB 5)
	2015	5	$29.68	$138	2.75%	2.75%	(3.10)%
	2014	3	30.63	103	3.39%	2.75%	(8.59)%
	2013	1	33.51	41	2.79%	2.75%	18.76%
	2012	*-	28.22	4	5.87%	2.75%	18.70%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)
	2015	1	29.49	17	3.26%	1.75%	(0.85)%
	2014	1	29.74	18	3.34%	1.75%	5.77%
	2013	1	28.12	18	4.23%	1.75%	(3.82)%
	2012	1	29.23	20	4.26%	1.75%	8.74%
	2011	1	26.88	19	3.06%	1.75%	7.06%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)
	2015	1	28.30	30	3.27%	2.55%	(1.65)%
	2014	1	28.78	30	3.36%	2.55%	4.91%
	2013	1	27.43	29	3.89%	2.55%	(4.60)%
	2012	1	28.75	28	3.83%	2.55%	7.86%
	2011	1	26.66	26	1.42%	2.55%	6.19%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)
	2015	1	27.74	36	3.27%	1.90%	(1.00)%
	2014	1	28.02	38	3.40%	1.90%	5.61%
	2013	1	26.53	24	6.45%	1.90%	(3.96)%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)
	2015	*-	26.77	10	3.31%	2.75%	(1.86)%
	2014	*-	27.28	9	3.36%	2.75%	4.69%
	2013	*-	26.05	9	4.47%	2.75%	(4.80)%
	2012	*-	27.37	8	2.80%	2.75%	7.63%
Vanguard Large-Cap Index ETF (Varoom)
	2015	*-	40.87	9	1.92%	1.75%	(0.74)%
	2014	*-	41.17	9	1.82%	1.75%	11.38%
	2013	*-	36.96	9	2.52%	1.75%	30.88%
	2012	*-	28.24	7	2.90%	1.75%	13.64%
	2011	*-	24.85	6	1.46%	1.75%	(0.89)%
Vanguard Large-Cap Index ETF (Varoom GLWB 2)
	2015	3	39.22	128	1.91%	2.55%	(1.55)%
	2014	3	39.84	137	1.80%	2.55%	10.48%
	2013	4	36.06	140	2.04%	2.55%	29.82%
	2012	4	27.78	109	3.58%	2.55%	12.71%
	2011	1	24.64	21	2.05%	2.55%	(1.69)%
Vanguard Large-Cap Index ETF (Varoom GLWB 3)
	2015	1	41.18	49	2.00%	1.90%	(0.89)%
	2014	1	41.55	35	1.97%	1.90%	11.21%
	2013	*-	37.36	14	2.66%	1.90%	30.68%
Vanguard Large-Cap Index ETF (Varoom GLWB 5)
	2015	10	39.75	405	1.95%	2.75%	(1.75)%
	2014	9	40.45	352	1.93%	2.75%	10.25%
	2013	6	36.69	216	2.15%	2.75%	29.55%
	2012	4	28.32	99	2.78%	2.75%	12.48%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Mega Cap Index ETF (Varoom)
	2015	1	$41.37	$28	2.07%	1.75%	(0.34)%
	2014	1	41.52	29	1.91%	1.75%	11.35%
	2013	1	37.28	28	2.30%	1.75%	30.42%
	2012	1	28.59	22	2.57%	1.75%	13.43%
	2011	1	25.20	20	2.24%	1.75%	0.51%
Vanguard Mega Cap Index ETF (Varoom GLWB 2)
	2015	*-	39.71	13	2.07%	2.55%	(1.15)%
	2014	*-	40.17	14	1.90%	2.55%	10.45%
	2013	*-	36.37	13	2.05%	2.55%	29.36%
	2012	*-	28.12	11	2.28%	2.55%	12.50%
	2011	*-	24.99	11	1.90%	2.55%	(0.31)%
Vanguard Mega Cap Index ETF (Varoom GLWB 5)
	2015	2	39.87	83	2.07%	2.75%	(1.36)%
	2014	2	40.42	86	2.11%	2.75%	10.22%
	2013	1	36.67	48	2.06%	2.75%	29.10%
	2012	1	28.40	29	4.01%	2.75%	12.27%
Vanguard REIT Index ETF (Varoom GLWB 2)
	2015	1	39.11	45	3.86%	2.55%	(0.19)%
	2014	1	39.18	47	3.86%	2.55%	27.02%
	2013	1	30.85	41	4.41%	2.55%	(0.11)%
	2012	1	30.88	34	6.06%	2.55%	14.29%
	2011	*-	27.02	5	2.53%	2.55%	5.81%
Vanguard REIT Index ETF (Varoom GLWB 3)
	2015	1	39.27	40	4.19%	1.90%	0.48%
	2014	1	39.08	30	4.13%	1.90%	27.86%
	2013	1	30.56	18	6.15%	1.90%	0.56%
	2012	*-	30.39	6	3.83%	1.90%	15.05%
Vanguard REIT Index ETF (Varoom GLWB 5)
	2015	6	37.90	220	3.96%	2.75%	(0.39)%
	2014	5	38.05	198	4.06%	2.75%	26.76%
	2013	5	30.01	136	5.38%	2.75%	(0.31)%
	2012	1	30.11	38	5.03%	2.75%	14.05%
Vanguard Total Bond Market Index ETF (Varoom)
	2015	2	26.80	67	2.43%	1.75%	(1.19)%
	2014	3	27.13	71	2.43%	1.75%	4.05%
	2013	1	26.07	19	2.97%	1.75%	(3.89)%
	2012	1	27.13	19	3.51%	1.75%	2.05%
	2011	1	26.58	19	3.84%	1.75%	6.02%
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)
	2015	39	25.99	1,016	2.43%	2.35%	(1.80)%
	2014	39	26.47	1,043	2.52%	2.35%	3.41%
	2013	42	25.59	1,063	2.69%	2.35%	(4.48)%
	2012	36	26.79	964	3.43%	2.35%	1.43%
	2011	30	26.42	783	3.77%	2.35%	5.38%
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)
	2015	15	25.73	390	2.52%	2.55%	(2.00)%
	2014	15	26.25	404	2.52%	2.55%	3.20%
	2013	16	25.44	399	2.88%	2.55%	(4.67)%
	2012	13	26.68	335	4.74%	2.55%	1.22%
	2011	4	26.36	107	1.48%	2.55%	5.16%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)
	2015	14	$25.24	$341	2.50%	1.90%	(1.34)%
	2014	13	25.58	340	2.55%	1.90%	3.89%
	2013	9	24.62	211	3.54%	1.90%	(4.04)%
	2012	1	25.66	14	2.21%	1.90%	1.90%
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)
	2015	730	24.56	17,933	2.44%	2.55%	(2.00)%
	2014	655	25.06	16,426	2.56%	2.55%	3.20%
	2013	437	24.29	10,602	2.72%	2.55%	(4.67)%
	2012	148	25.48	3,767	3.49%	2.55%	1.22%
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)
	2015	53	24.36	1,288	2.45%	2.75%	(2.20)%
	2014	45	24.90	1,126	2.58%	2.75%	2.99%
	2013	26	24.18	634	2.81%	2.75%	(4.87)%
	2012	10	25.42	247	3.99%	2.75%	1.01%
Vanguard VI Money Market (Varoom GLWB 3)
	2015	3	9.29	24	0.15%	1.90%	(1.75)%
	2014	3	9.46	24	0.09%	1.90%	(1.81)%
	2013	3	9.63	25	0.10%	1.90%	(1.79)%
	2012	3	9.81	25	0.14%	1.90%	(1.79)%
Vanguard VI Money Market (Varoom GLWB 5)
	2015	1	8.97	5	0.16%	2.75%	(2.60)%
	2014	1	9.21	5	0.09%	2.75%	(2.66)%
	2013	*-	9.46	2	0.15%	2.75%	(2.65)%
	2012	*-	9.72	2	0.09%	2.75%	(2.65)%
Vanguard Short Term Bond ETF (Varoom GLWB 3)
	2015	3	24.16	62	1.29%	1.90%	(0.99)%
	2014	3	24.40	69	1.21%	1.90%	(0.56)%
	2013	3	24.54	71	2.18%	1.90%	(1.76)%
Vanguard Short Term Bond ETF (Varoom GLWB 5)
	2015	1	23.40	28	1.31%	2.75%	(1.85)%
	2014	1	23.84	26	1.22%	2.75%	(1.42)%
	2013	1	24.18	19	1.47%	2.75%	(2.61)%
	2012	1	24.83	18	0.76%	2.75%	(0.67)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

STATUTORY-BASIS FINANCIAL STATEMENTS
AND SCHEDULES

National Integrity Life Insurance Company

Years Ended December 31, 2015, 2014 and 2013

With Report of Independent Auditors

National Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2015, 2014 and 2013

Report of Independent Auditors

The Board of Directors

National Integrity Life Insurance Company

We have audited the accompanying statutory-basis financial statements of National Integrity Life Insurance Company, which comprise the balance sheets as of December 31, 2015 and 2014, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2015, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

1

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, to meet the requirements of New York the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of National Integrity Life Insurance Company at December 31, 2015 and 2014, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2015.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance.

Supplementary Information

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements as a whole.  The accompanying statutory-basis financial statement supplementary information listed in Schedules I, III, and IV is presented for purposes of additional analysis and is not a required part of the statutory-basis financial statements.  Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The information has been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States. In our opinion, the information is fairly stated, in all material respects, in relation to the statutory-basis financial statements as a whole.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 28, 2016

2

National Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2015	2014
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$2,569,903	$2,576,379
Preferred and common stocks	38,971	28,121
Mortgage loans	85,473	35,332
Policy loans	46,485	44,666
Cash, cash equivalents and short-term investments	1,363	20,070
Receivable for securities	5,961	933
Securities lending reinvested collateral assets	80,810	62,919
Other invested assets	60,744	75,035
Total cash and invested assets	2,889,710	2,843,455

Investment income due and accrued	26,209	26,547
Current federal income taxes recoverable	898	—
Net deferred income tax asset	6,862	7,136
Receivables from parent, subsidiaries and affiliates	202	384
Other admitted assets	3,716	3,969
Separate account assets	1,811,380	1,895,460
Total admitted assets	$4,738,977	$4,776,951

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,369,617	$2,329,965
Liability for deposit-type contracts	86,182	83,374
Policy and contract claims	95	106
Total policy and contract liabilities	2,455,894	2,413,445

General expense due and accrued	11	28
Current federal income taxes payable	—	4,596
Transfer to (from) separate accounts due and accrued, net	(24,092)	(27,158)
Asset valuation reserve	47,827	44,931
Other liabilities	10,505	5,191
Payable for securities lending	80,810	62,919
Separate account liabilities	1,811,380	1,895,460
Total liabilities	4,382,335	4,399,412

Capital and surplus:
Common stock, $10 par value, authorized 200 shares, issued and outstanding 200 shares	2,000	2,000
Paid-in surplus	312,228	312,228
Accumulated surplus	42,414	63,311
Total capital and surplus	356,642	377,539
Total liabilities and capital and surplus	$4,738,977	$4,776,951

See accompanying notes.

3

National Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2015	2014	2013
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$255,143	$247,052	$215,272
Net investment income	122,841	132,215	124,807
Considerations for supplementary contracts with life contingencies	14,858	15,431	12,023
Amortization of the interest maintenance reserve	1,318	1,610	945
Fees from management of separate accounts	7,034	7,013	6,396
Other revenues	1,088	1,210	1,214
Total premiums and other revenues	402,282	404,531	360,657

Benefits paid or provided:
Death benefits	3,025	2,864	6,840
Annuity benefits	99,807	100,280	87,645
Surrender benefits	350,754	359,117	331,785
Payments on supplementary contracts with life contingencies	8,911	6,787	5,965
Increase (decrease) in policy reserves and other policyholders’ funds	25,613	51,276	132,969
Total benefits paid or provided	488,110	520,324	565,204

Insurance expenses and other deductions:
Commissions	14,840	15,203	15,012
General expenses	15,220	11,556	13,832
Net transfers to (from) separate accounts	(167,647)	(209,500)	(288,284)
Other deductions	854	638	758
Total insurance expenses and other deductions	(136,733)	(182,103)	(258,682)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	50,905	66,310	54,135
Federal income tax expense (benefit), excluding tax on capital gains	16,016	19,967	20,292
Gain (loss) from operations before net realized capital gains (losses)	34,889	46,343	33,843
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(591)	1,994	530
Net income (loss)	$34,298	$48,337	$34,373

See accompanying notes.

4

National Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common	Paid-In	Accumulated	Total Capital
	Stock	Surplus	Surplus	and Surplus
	(In Thousands)
Balance, January 1, 2013	$2,000	$312,228	$(12,546)	$301,682
Net income (loss)	—	—	34,373	34,373
Change in net deferred income tax	—	—	7,609	7,609
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $2,888)	—	—	5,363	5,363
Net change in nonadmitted assets and related items	—	—	(21,131)	(21,131)
Change in asset valuation reserve	—	—	(8,263)	(8,263)
Change in surplus in separate accounts	—	—	1,342	1,342
Balance, December 31, 2013	2,000	312,228	6,747	320,975
Net income (loss)	—	—	48,337	48,337
Change in net deferred income tax	—	—	(6,766)	(6,766)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($1,368))	—	—	(2,540)	(2,540)
Net change in nonadmitted assets and related items	—	—	17,455	17,455
Change in asset valuation reserve	—	—	6,578	6,578
Dividends to stockholder	—	—	(6,500)	(6,500)
Balance, December 31, 2014	2,000	312,228	63,311	377,539
Net income (loss)	—	—	34,298	34,298
Change in net deferred income tax	—	—	6,597	6,597
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $1,973)	—	—	3,664	3,664
Net change in nonadmitted assets and related items	—	—	(10,379)	(10,379)
Change in asset valuation reserve	—	—	(2,896)	(2,896)
Change in reserve due to change in valuation basis	—	—	(15,181)	(15,181)
Dividends to stockholder	—	—	(37,000)	(37,000)
Balance, December 31, 2015	$2,000	$312,228	$42,414	$356,642

See accompanying notes.

5

National Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2015	2014	2013
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$270,000	$262,483	$227,295
Net investment income received	127,302	128,513	123,064
Benefits paid	(463,650)	(470,890)	(434,313)
Net transfers from (to) separate accounts	168,718	207,885	353,403
Commissions and expense paid	(30,909)	(29,912)	(35,223)
Federal income taxes recovered (paid)	(22,282)	(22,030)	(18,919)
Other, net	8,122	8,223	7,611
Net cash from (for) operations	57,301	84,272	222,918

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	362,177	547,248	708,144
Preferred and common stocks	—	5	483
Mortgage loans	339	22,752	444
Other invested assets	16,242	22,304	14,276
Net gains (losses) on cash, cash equivalents and short-term investments	1	3	1
Miscellaneous proceeds	277	—	4,247
Net proceeds from investments sold, matured or repaid	379,036	592,312	727,595

Cost of investments acquired:
Debt securities	(363,737)	(630,060)	(897,783)
Preferred and common stocks	(5,000)	(1,223)	—
Mortgage loans	(50,480)	(19,723)	(12,421)
Other invested assets	(188)	(20,779)	(31,232)
Miscellaneous applications	(22,919)	(22,588)	(3,332)
Total cost of investments acquired	(442,324)	(694,373)	(944,768)

Net change in policy and other loans	(1,819)	(1,775)	2,088
Net cash from (for) investments	(65,107)	(103,836)	(215,085)

Financing and miscellaneous activities
Net deposits on deposit-type contract funds and other insurance liabilities	2,808	10,237	(3,116)
Dividends paid to stockholder	(37,000)	(6,500)	—
Other cash provided (applied)	23,291	19,147	(6,323)
Net cash from (for) financing and miscellaneous activities	(10,901)	22,884	(9,439)

Net change in cash, cash equivalents and short-term investments	(18,707)	3,320	(1,606)
Cash, cash equivalents and short-term investments:
Beginning of year	20,070	16,750	18,356
End of year	$1,363	$20,070	$16,750

See accompanying notes.

6

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis)

December 31, 2015

1. Nature of Operations and Significant Accounting Policies

National Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of Integrity Life Insurance Company (Integrity), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. The Company also offers interest-sensitive life insurance products. For the year ended December 31, 2015, approximately 93.3% of the gross premiums and annuity considerations for the Company were derived from New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a nonlife insurance subsidiary of Western and Southern and is the investment manager for the Company.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of New York. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

7

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:

•                  The extent and length of time the fair value has been below the book/adjusted carrying value;

•                  The reasons for the decline in value;

•                  Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

8

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

•                  For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•                  For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

9

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally negative IMR on the separate account that is not offset by positive IMR on the general account), and other assets not specifically identified as an admitted asset within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

10

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with IRS tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

11

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

A reconciliation of capital and surplus and net income (loss) of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	2015	2014
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$356,642	$377,539
Policy reserves	(43,116)	(67,880)
Adjustments to invested asset carrying values	87,020	225,017
Federal income taxes	(32,770)	(75,447)
Asset valuation reserve	47,827	44,931
Deferred policy acquisition costs	56,167	32,475
Deferred sales inducements	7,204	4,833
Other, net	345	68
Stockholder’s equity, GAAP basis	$479,319	$541,536

	2015	2014	2013
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$34,298	$48,337	$34,373
Deferred policy acquisition costs	(14,964)	(13,304)	(6,823)
Deferred sales inducements	(2,466)	(1,920)	(1,847)
Policy reserves	7,417	9,045	5,099
Invested asset carrying values/income	(586)	(4,506)	(3,277)
Value of insurance in force	—	(1,164)	(1,511)
Interest maintenance reserve	(4,280)	1,412	(945)
Other invested assets adjustments	(393)	(3,193)	—
Realized gains/losses	(139)	(2,978)	(913)
Income taxes	12,285	5,748	3,260
Net income (loss), GAAP basis	$31,172	$37,477	$27,416

12

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Other significant statutory accounting practices follow.

Investments

Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are unrestricted and reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

13

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investee are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

14

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

15

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Securities Lending

At December 31, 2015, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value is $79.0 million and $34.4 million in the general and separate account, respectively. At December 31, 2014, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value is $61.5 million and $13.3 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. There is no difference in the policy and procedures for the separate account.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2015 and 2014, the Company did not nonadmit any portion of the loaned securities.

The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is managed by Deutsche Bank, an unaffiliated agent. At December 31, 2015 and 2014, collateral managed by an unaffiliated agent, which approximated $80.8 million and $62.9 million, respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheets.

16

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

At December 31, 2015, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2015 and 2014, the fair value of the total collateral in the general account was $80.8 million and $62.9 million, respectively.  The fair value of the total collateral in the separate account was $35.3 million and $13.6 million at December 31, 2015 and 2014, respectively, which was all managed by an unaffiliated agent.

The Company receives cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral primarily in investment-grade debt securities and cash equivalents.

The aggregate collateral broken out by maturity date is as follows at December 31, 2015:

	Amortized Cost	Fair Value
(In Thousands)

Open	$—	$—
30 days or less	116,064	116,064
31 to 60 days	—	—
61 to 90 days	—	—
91 to 120 days	—	—
121 to 180 days	—	—
181 to 365 days	—	—
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	—	—
Total collateral	$116,064	$116,064

At December 31, 2015, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $80.8 million and $35.3 million in the general and separate accounts, respectively, in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.

17

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for nonguaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. These separate account assets are considered legally insulated from the general account. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy-related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries and affiliates, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax-sharing agreement. The benefits from losses of subsidiaries and affiliates, which are utilized in the consolidated return, will be retained by the subsidiaries and affiliates under the tax-sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

18

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

Effective January 1, 2015, the Company updated its valuation methodology on certain structured settlement reserves.  This resulted in a change of statutory reserve valuation that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  The Company has recorded $15.2 million directly as a decrease to surplus as a result of the change in valuation bases through the change in reserve due to change in valuation basis line on the statements of changes in capital and surplus.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 28, 2016.

19

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2015:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$8,235	$440	$(5)	$8,670
Debt securities issued by states of the U.S. and political subdivisions of the states	10,457	709	(19)	11,147
Corporate securities	1,733,996	75,497	(47,093)	1,762,400
Commercial mortgage-backed securities	255,622	5,079	(880)	259,821
Residential mortgage-backed securities	326,981	19,676	(3,048)	343,609
Asset-backed securities	234,612	3,385	(1,863)	236,134
Total	$2,569,903	$104,786	$(52,908)	$2,621,781

At December 31, 2014:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$7,034	$563	$—	$7,597
Debt securities issued by states of the U.S. and political subdivisions of the states	24,476	1,210	(26)	25,660
Corporate securities	1,678,745	113,714	(9,572)	1,782,887
Commercial mortgage-backed securities	275,552	7,671	(673)	282,550
Residential mortgage-backed securities	370,861	22,144	(2,917)	390,088
Asset-backed securities	219,711	5,622	(922)	224,411
Total	$2,576,379	$150,924	$(14,110)	$2,713,193

20

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Included in the Company’s investments in debt securities are investments that meet the definition of structured notes. The book/adjusted carrying value and fair value of these investments are $11.9 million and $16.0 million, respectively, at December 31, 2015. The book/adjusted carrying value and fair value of these investments are $12.9 million and $18.6 million, respectively, at December 31, 2014. These investments do not meet the definition of mortgage-referenced securities.

At December 31, 2015 and 2014, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $187.1 million and $182.9 million, respectively, and an aggregate fair value of $181.4 million and $187.9 million, respectively. As of December 31, 2015 and 2014, such holdings amount to 7.3% and 7.1%, respectively, of the Company’s investment in debt securities and 4.0% and 3.8%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of preferred and common stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2015:
Preferred stocks	$6,139	$110	$(118)	$6,131

Common stocks, unaffiliated	$18,612	$14,220	$—	$32,832

At December 31, 2014:
Preferred stocks	$1,139	$11	$(10)	$1,140

Common stocks, unaffiliated	$18,612	$8,370	$—	$26,982

21

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2015:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(5)	$2,445	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(19)	981	—	—
Corporate securities	(35,972)	470,651	(11,121)	32,877
Commercial mortgage-backed securities(1)	(752)	64,717	(128)	2,419
Residential mortgage-backed securities(1)	(949)	48,055	(2,099)	32,262
Asset-backed securities(1)	(1,447)	72,399	(416)	40,869
Total	$(39,144)	$659,248	$(13,764)	$108,427

Preferred stocks	$(118)	$4,882	$—	$—
Common stocks, unaffiliated	$—	$—	$—	$—

(1) Amounts relate to securities subject to SSAP 43R.

22

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2014:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	(26)	974
Corporate securities	(7,745)	211,398	(1,827)	32,432
Commercial mortgage-backed securities(1)	(30)	9,410	(643)	30,575
Residential mortgage-backed securities(1)	(549)	18,523	(2,368)	52,180
Asset-backed securities(1)	(121)	17,703	(801)	58,276
Total	$(8,445)	$257,034	$(5,665)	$174,437

Preferred stocks	$(10)	$609	$—	$—
Common stocks, unaffiliated	$—	$—	$—	$—

(1) Amounts relate to securities subject to SSAP 43R.

Investments that are impaired at December 31, 2015 and 2014, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities and residential mortgage-backed securities. The aggregated unrealized loss is approximately 6.4% and 3.2% of the carrying value of securities considered temporarily impaired at December 31, 2015 and 2014, respectively.

23

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2015, there were a total of 303 securities held that are considered temporarily impaired, of which 60 have been impaired for 12 months or longer. At December 31, 2014, there were a total of 193 securities held that are considered temporarily impaired, of which 66 have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $2.1 million, $0.3 million, and $0.9 million for the years ended December 31, 2015, 2014 and 2013, respectively.

The following is a list of each loan-backed security held at December 31, 2015, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2015, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other-Than- Temporary Impairment
	(In Thousands)

For the year ended December 31, 2015:

059469AF3	$495	$478	$17	$478	$415	06/30/2015
32051GRV9	582	564	18	564	559	06/30/2015
32051GSD8	236	226	10	226	224	06/30/2015
93935WAD6	1,825	1,745	80	1,745	1,553	06/30/2015
75970JAD8	204	202	2	202	201	09/30/2015
75995OGY8	492	486	6	486	466	09/30/2015
93935WAD6	1,690	1,599	91	1,599	1,466	09/30/2015
61749WAK3	361	354	7	354	349	09/30/2015
12628KAF9	2,760	2,670	90	2,670	2,250	12/31/2015
126694HK7	1,021	1,010	11	1,010	986	12/31/2015
173100AR9	354	270	84	270	153	12/31/2015
Total	XXX	XXX	$416	XXX	XXX

24

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company had no other-than-temporary impairments on loan-backed securities for the year ended December 31, 2015, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2015, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$120,196	$121,998
After one through five	583,656	613,562
After five through ten	812,090	795,286
After ten	236,746	251,371
Mortgage-backed securities/asset-backed securities	817,215	839,564
Total	$2,569,903	$2,621,781

The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2015, 2014 and 2013 were $118.1 million, $195.5 million, and $403.9 million; gross gains of $5.0 million, $6.1 million, and $4.8 million and gross losses of $3.9 million, $2.3 million, and $8.1 million were realized on these sales in 2015, 2014, and 2013, respectively.

Proceeds from the sales of investments in equity securities during 2015, 2014 and 2013 were $0.0 million, $0.0 million, and $0.5 million; there were no gross gains and no gross losses realized on these sales in 2015, 2014 and 2013, respectively.

25

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2015	2014	2013
	(In Thousands)

Realized capital gains (losses)	$(1,919)	$6,545	$(3,851)
Less amount transferred to IMR (net of related taxes (benefits) of $(1,131) in 2015, $1,077 in 2014 and ($976) in 2013)	(2,100)	1,999	(1,812)
Less federal income tax expense (benefit) of realized capital gains (losses)	772	2,552	(2,569)
Net realized capital gains (losses)	$(591)	$1,994	$530

Net investment income was generated from the following for the years ended December 31:

	2015	2014	2013
	(In Thousands)

Debt securities	$115,566	$118,617	$114,269
Equity securities	638	414	335
Mortgage loans	2,869	2,707	2,304
Policy loans	3,576	2,908	3,300
Cash, cash equivalents and short-term investments	57	44	41
Other invested assets	2,307	9,388	6,247
Other	137	461	561
Gross investment income	125,150	134,539	127,057
Investment expenses	2,309	2,324	2,250
Net investment income	$122,841	$132,215	$124,807

26

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2015, 86.0% of such mortgages, or $73.5 million, involved properties located in Massachusetts, Oregon, and Texas. Such investments consist primarily of first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $27.2 million. During 2015, the respective maximum and minimum lending rates for mortgage loans issued were 5.0% and 3.9%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2015, the Company did not reduce interest rates on any outstanding mortgages.

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

27

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include residential mortgage-backed NAIC 6 securities representing subordinated tranches in securitization trusts containing residential mortgage loans. These securities are currently rated below investment grade. The Company determined fair value through the use of third-party pricing services utilizing market observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company does not have any significant assets or liabilities carried at fair value that meet the definition of Level 3.

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.

For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.

28

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Debt Securities

The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.

Securities Lending Reinvested Collateral Assets

The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.

29

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Other Invested Assets

Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.

Assets Held in Separate Accounts

Assets held in separate accounts primarily include debt securities, equity securities, mutual funds and mortgage loans. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contract holders and the Company.

30

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2015
Assets:
Common stocks, unaffiliated	$32,832	$32,832	$—	$—
Separate account assets*	378,181	378,181	—	—
Total assets	$411,013	$411,013	$—	$—

	Assets (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2014
Assets:
Residential mortgage-backed securities	$210	$—	$210	$—
Common stocks, unaffiliated	26,982	26,982	—	—
Separate account assets*	410,873	410,873	—	—
Total assets	$438,065	$437,855	$210	$—

*     Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.

31

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2015 and 2014.

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
December 31, 2015
Assets:
Bonds	$2,569,903	$2,621,780	$8,670	$2,541,361	$71,749
Common stock, unaffiliated	32,832	32,832	32,832	—	—
Preferred stock	6,139	6,131	—	1,249	4,882
Mortgage loans	85,473	85,301	—	—	85,301
Cash, cash equivalents and short-term investments	1,363	1,363	1,363	—	—
Other invested assets, surplus notes	3,055	3,214	—	3,214	—
Securities lending reinvested collateral assets	80,810	80,810	80,810	—	—
Separate account assets	1,811,380	1,850,544	419,295	1,265,837	165,412

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,986,959)	$(2,154,773)	$—	$—	$(2,154,773)
Securities lending liability	(80,810)	(80,810)	—	(80,810)	—
Separate account liabilities*	(1,380,040)	(1,468,448)	—	—	(1,468,448)

December 31, 2014
Assets:
Bonds	$2,576,379	$2,713,193	$7,597	$2,639,341	$66,255
Common stock, unaffiliated	26,982	26,982	26,982	—	—
Preferred stock	1,139	1,140	—	1,140	—
Mortgage loans	35,332	35,237	—	—	35,237
Cash, cash equivalents and short-term investments	20,070	20,070	20,070	—	—
Other invested assets, surplus notes	3,056	3,480	—	3,480	—
Securities lending reinvested collateral assets	62,919	62,919	62,919	—	—
Separate account assets	1,895,460	1,988,990	441,585	1,369,218	178,187

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(2,022,118)	$(2,180,036)	$—	$—	$(2,180,036)
Securities lending liability	(62,919)	(62,919)	—	(62,919)	—
Separate account liabilities*	(1,449,985)	(1,559,770)	—	—	(1,559,770)

*     Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

32

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions

The Company paid a $37.0 million ordinary dividend to Integrity in November 2015. The dividend was in the form of cash.

The Company paid a $6.5 million ordinary dividend to Integrity in November 2014.  The dividend was in the form of cash.

The Company paid no dividends in 2013.

The Company had $0.2 million and $0.4 million receivable from parent, subsidiaries and affiliates as of December 31, 2015 and 2014, respectively. The Company had $1.3 million and $0.9 million payable to parent, subsidiaries and affiliates as of December 31, 2015 and 2014, respectively. The terms of the settlement generally require that these amounts be settled in cash within 30 days.

5. Reinsurance

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2015	2014	2013
	(In Thousands)

Direct premiums	$255,481	$247,170	$215,386
Assumed premiums:
Affiliates	—	—	—
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(338)	(118)	(114)
Net premiums	$255,143	$247,052	$215,272

33

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2015	2014	2013
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	108	(120)	143
Policy and contract liabilities:
Affiliates	—	—	—
Nonaffiliates	1,121	741	710
Amounts receivable on reinsurance contracts:
Affiliates	—	—	—
Nonaffiliates	—	—	—

In 2015, 2014 and 2013, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

At December 31, 2015, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2015, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2015, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2015, if all reinsurance agreements were cancelled.

34

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a receivable (payable) from (to) Western and Southern in the amount of $0.9 million and $(4.6) million at December 31, 2015 and 2014, respectively. The tax years of 2008 through 2015 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2015; in the event of future net losses, is $17.3 million, $23.1 million, and $14.6 million from 2015, 2014 and 2013, respectively.

The components of net deferred tax asset/(liability) at December 31 are as follows:

		12/31/2015
		(in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$24,719	$6,734	$31,453
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a — b)	24,719	6,734	31,453
(d)	Deferred tax assets nonadmitted	4,897	—	4,897
(e)	Subtotal net admitted deferred tax assets (c — d)	19,822	6,734	26,556
(f)	Deferred tax liabilities	6,751	12,943	19,694
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e — f)	$13,071	$(6,209)	$6,862

		12/31/2014
		(in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$23,771	$1,687	$25,458
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a — b)	23,771	1,687	25,458
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c — d)	23,771	1,687	25,458
(f)	Deferred tax liabilities	9,519	8,803	18,322
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e — f)	$14,252	$(7,116)	$7,136

35

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		Change
		(in thousands)
				(9)
		(7)	(8)	(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$948	$5,047	$5,995
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a — b)	948	5,047	5,995
(d)	Deferred tax assets nonadmitted	4,897	—	4,897
(e)	Subtotal net admitted deferred tax assets (c — d)	(3,949)	5,047	1,098
(f)	Deferred tax liabilities	(2,768)	4,140	1,372
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e — f)	$(1,181)	$907	$(274)

		12/31/2015
		(in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$6,862	$—	$6,862
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	52,467
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	12,960	6,734	19,694
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$19,822	$6,734	$26,556

36

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		12/31/2014
		(in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$6,065	$1,071	$7,136
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	53,775
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	17,706	616	18,322
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$23,771	$1,687	$25,458

		Change
		(in thousands)
				(9)
		(7)	(8)	(Col 7+8)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$797	$(1,071)	$(274)
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	(1,308)
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	(4,746)	6,118	1,372
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$(3,949)	$5,047	$1,098

37

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		2015	2014
		(in thousands)
(a)	Ratio percentage used to determine recovery period and threshold limitation amount	967%	1081%
(b)	Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$38,242	$35,055

		12/31/2015
		(1)	(2)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies

(a)	Adjusted gross DTAs amount	$24,719	$6,734
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$19,822	$6,734
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%

		12/31/2014
		(3)	(4)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies

(a)	Adjusted gross DTAs amount	$23,771	$1,687
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	4.21%
(c)	Net Admitted Adjusted Gross DTAs amount	$23,771	$1,687
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	4.21%

		Change
		(5)	(6)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies

(a)	Adjusted gross DTAs amount	$948	$5,047
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	(4.21)%
(c)	Net Admitted Adjusted Gross DTAs amount	$(3,949)	$5,047
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	(4.21)%

The Company’s tax planning strategies do not include the use of reinsurance.

38

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes incurred consist of the following major components:

			12/31/2015	12/31/2014	12/31/2013
			(in thousands)
(1)	Current income tax
	(a)	Federal	$16,016	$19,967	$17,840
	(b)	Foreign	—	—	—
	(c)	Subtotal	16,016	19,967	17,840
	(d)	Federal income tax on net capital gains	772	2,552	(2,569)
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	2,452
	(g)	Federal and foreign income taxes incurred	$16,788	$22,519	$17,723

						(3)
				(1)	(2)	(Col 1-2)
				12/31/2015	12/31/2014	Change
				(in thousands)
(2)	Deferred tax assets:
	(a)	Ordinary
		(1)	Discounting of unpaid losses	$—	$—	$—
		(2)	Unearned premium revenue	—	—	—
		(3)	Policyholder reserves	17,522	14,451	3,071
		(4)	Investments	1,016	3,200	(2,184)
		(5)	Deferred acquisition costs	6,157	6,119	38
		(6)	Policyholder dividends accrual	—	—	—
		(7)	Fixed assets	—	—	—
		(8)	Compensation and benefits accrual	—	—	—
		(9)	Pension accrual	—	—	—
		(10)	Receivables - nonadmitted	24	—	24
		(11)	Net operating loss carryforward	—	—	—
		(12)	Tax credit carryforward	—	—	—
		(13)	Other	—	1	(1)
			(99) Subtotal	24,719	23,771	948
	(b)	Statutory valuation allowance adjustment		—	—	—
	(c)	Nonadmitted		4,897	—	4,897
	(d)	Admitted ordinary deferred tax assets (2a99 — 2b — 2c)		19,822	23,771	(3,949)
	(e)	Capital
		(1)	Investments	6,734	1,687	5,047
		(2)	Net capital loss carryforward	—	—	—
		(3)	Real estate	—	—	—
		(4)	Other	—	—	—
			(99) Subtotal	6,734	1,687	5,047
	(f)	Statutory valuation allowance adjustment		—	—	—
	(g)	Nonadmitted		—	—	—
	(h)	Admitted capital deferred tax assets (2e99— 2f — 2g)		6,734	1,687	5,047
	(i)	Admitted deferred tax assets (2d + 2h)		$26,556	$25,458	$1,098

39

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

						(3)
				(1)	(2)	(Col 1-2)
				12/31/2015	12/31/2014	Change
				(in thousands)
(3)	Deferred tax liabilities:
	(a)	Ordinary
		(1)	Investments	$3,874	$5,318	$(1,444)
		(2)	Fixed assets	—	—	—
		(3)	Deferred and uncollected premium	—	—	—
		(4)	Policyholder reserves	2,094	2,993	(899)
		(5)	Other	783	1,208	(425)
			(99) Subtotal	6,751	9,519	(2,768)
	(b)	Capital
		(1)	Investments	12,943	8,803	4,140
		(2)	Real estate	—	—	—
		(3)	Other	—	—	—
			(99) Subtotal	12,943	8,803	4,140
	(c)	Deferred tax liabilities (3a99 + 3b99)		$19,694	$18,322	$1,372

(4)	Net deferred tax assets/liabilities (2i - 3c)			$6,862	$7,136	$(274)

Among the more significant book-to-tax adjustments were the following:

	12/31/2015*	Effective Tax Rate	12/31/2014*	Effective Tax Rate	12/31/2013**	Effective Tax Rate
	(in thousands)		(in thousands)		(in thousands)

Provision computed at statutory rate	$17,145	35.00%	$25,500	35.00%	$18,947	35.00%
Dividend received deduction	(527)	(1.08)	(765)	(1.05)	(198)	(0.37)
Interest maintenance reserve	(1,160)	(2.37)	(2,142)	(2.94)	—	0.00
Reserve change	(5,312)	(10.84)	—	0.00	—	0.00
Nonadmitted assets	—	0.00	6,096	8.37	(6,096)	(11.26)
Other	45	0.09	597	0.82	(1,191)	(2.20)
Total statutory income taxes	$10,191	20.80%	$29,286	40.20%	$11,462	21.17%

Federal taxes incurred	$16,788	34.27%	$22,519	30.91%	$20,292	37.48%
Change in net deferred income taxes	(6,597)	(13.47)	6,767	9.29	(8,830)	(16.31)
Total statutory income taxes	$10,191	20.80%	$29,286	40.20%	$11,462	21.17%

*The 2015 and 2014 presentations reconcile federal income taxes on total statutory income, inclusive of realized capital gains (losses), computed at the statutory rate to actual statutory income taxes. Prior to 2014, the presentation reconciled federal income taxes on net gain from operations after dividends to policyholders computed at the statutory rate to actual statutory income taxes.

**Excludes change in net deferred income taxes on realized gains/losses of $1,221 for the years ended December 31, 2013.

At December 31, 2015, the Company had $0.0 of operating loss carryforwards and $0.0 of deferred tax liabilities that are not recognized.

40

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2015 and 2014, the Company exceeded the minimum risk-based capital.

Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least 30 days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove of a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution.  As of December 31, 2015, the Company has $42.4 million of earned surplus eligible for dividends in 2016.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

Executive Life Insurance Company of New York (ELNY), a New York domestic life insurer, was placed into rehabilitation on April 23, 1991, by the New York Superintendent of Insurance.  A plan of rehabilitation was approved by the New York court supervising the rehabilitation proceedings in 1992, and since then the rehabilitation has been administered by the New York Liquidation Bureau (NYLB), on behalf of the Superintendent, as statutory rehabilitator. The total guarantee fund assessment incurred was $6.4 million. The actual assessment incurred was determined by the National Organization of Life & Health Insurance Guaranty Associations (NOLHGA) using the Company’s New York premium for 2011, 2012, and 2013. The Company has paid the liability in full as of December 31, 2014.  As of December 31, 2015, the Company has a premium tax recoverable of $3.5 million reflected on its balance sheet in the guaranty fund receivable line on the asset section of the balance sheet.

41

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

8. Commitments and Contingencies (continued)

At December 31, 2015, the Company does not have any material lease agreements for office space or equipment.

At December 31, 2015, the Company has future commitments to provide additional capital contributions of $7.8 million to private equity joint ventures, limited partnerships and limited liability companies.

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2015, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$(83)	$1,380,040	$—	$1,379,957	34.0%
At book value less current surrender charge of 5% or more	770,198	—	—	770,198	18.9
At fair value	—	—	371,559	371,559	9.1
Total with adjustment or at market value	770,115	1,380,040	371,559	2,521,714	62.0
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	1,132,784	—	—	1,132,784	27.9
Not subject to discretionary withdrawal	410,996	—	—	410,996	10.1
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	2,313,895	1,380,040	371,559	4,065,494	100.0%
Less reinsurance ceded	605	—	—	605
Net annuity reserves and deposit-type contract liabilities	$2,313,290	$1,380,040	$371,559	$4,064,889

42

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities (continued)

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

10. Separate Accounts

The Company’s guaranteed separate account consists of non-indexed, guaranteed rate options that include market value adjustments. The guaranteed rate options are sold in fixed annuity products and as investment options within the Company’s variable annuity products. These guaranteed rate options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products offered provide a death benefit equal to the account value.  The fixed investment options within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

The Company’s nonguaranteed separate accounts consist of subaccounts available through variable annuities. The net investment experience of each subaccount is credited directly to the policyholder and can be positive or negative. The variable annuities include guaranteed minimum death benefits that vary by product and include optional death benefits available on some products. The death benefits offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after seven years to the current account value, and a death benefit that is adjusted annually to the current account value. Some variable annuities also provide living benefits, which include guaranteed accumulation amounts on a date certain, guaranteed minimum withdrawal amounts and guaranteed minimum lifetime withdrawal amounts.

As of December 31, 2015, the Company’s general account had a maximum guarantee for separate account liabilities of $20.6 million. To compensate the general account for the risk taken, the separate accounts paid risk charges of $0.9 million, $0.7 million, $0.5 million, $0.5 million and $0.2 million in 2015, 2014, 2013, 2012, and 2011, respectively. The Company’s general account paid $0.1 million, $0.2 million, $0.2 million, $0.8 million and $0.8 million towards separate account guarantees in 2015, 2014, 2013, 2012, and 2011, respectively.

43

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2015, is as follows:

	Separate Accounts With Guarantees
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
	(In Thousands)

Premiums, considerations or deposits	$91,691	$985	$31,672	$124,348

Reserves for separate accounts with assets at:
Fair value	$—	$—	$371,559	$371,559
Amortized cost	1,117,558	262,482	—	1,380,040
Total reserves	$1,117,558	$262,482	$371,559	$1,751,599

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$1,117,558	$262,482	$—	$1,380,040
At book value without fair value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	371,559	371,559
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	1,117,558	262,482	371,559	1,751,599
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$1,117,558	$262,482	$371,559	$1,751,599

44

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2015, is presented below:

2015
(In Thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$124,348
Transfers from separate accounts	292,395
Net transfers to (from) separate accounts	(168,047)

Reconciling adjustments:
Policy deductions and other expenses	84
Other account adjustments	316
Transfers as reported in the Summary of Operations of the Company	$(167,647)

45

Financial Statement Schedules (Statutory-Basis)

National Integrity Life Insurance Company

Summary of Investments — Other Than Investments in Related Parties

(Statutory-Basis)

December 31, 2015

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$47,321	$48,582	$47,321
States, municipalities and political subdivisions	319,902	330,891	319,902
Foreign governments	71,294	73,404	71,294
All other corporate bonds	2,131,386	2,168,904	2,131,386
Preferred stocks	6,139	6,131	6,139
Total fixed maturities	2,576,042	2,627,912	2,576,042

Equity securities
Common stocks:
Industrial, miscellaneous and all other	18,612	32,832	32,832

Mortgage loans on real estate	85,473		85,473
Policy loans	46,485		46,485
Other long-term investments	18,110		18,110
Cash, cash equivalents and short-term investments	82,173		82,173
Total investments	$2,826,895		$2,841,115

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

47

National Integrity Life Insurance Company

Supplementary Insurance Information (Statutory-Basis)

(In Thousands)

Schedule III

						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written

Year ended December 31, 2015
Individual life	$222,543	$—	$28	$42,308	$13,702	$51,912	$1,865
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	2,147,074	—	67	227,693	105,652	436,198	11,750
Corporate and other		—	—	—	3,487	—	1,605
	$2,369,617	$—	$95	$270,001	$122,841	$488,110	$15,220

Year ended December 31, 2014
Individual life	$185,843	$—	$30	$30,067	$12,268	$39,213	$679
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	2,144,122	—	76	232,416	117,064	481,111	9,642
Corporate and other	—	—	—	—	2,883	—	1,235
	$2,329,965	$—	$106	$262,483	$132,215	$520,324	$11,556

Year ended December 31, 2013
Individual life	$159,492	$—	$5	$25,996	$10,978	$34,076	$907
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	2,121,031	—	92	201,299	111,447	531,128	11,433
Corporate and other	—	—	—	—	2,382	—	1,492
	$2,280,523	$—	$97	$227,295	$124,807	$565,204	$13,832

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

48

National Integrity Life Insurance Company

Reinsurance (Statutory-Basis)

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2015
Life insurance in force	$205,866	$29,280	$—	$176,586	0%
Premiums:
Individual life	$42,585	$277	$—	$42,308	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	227,754	61	—	227,693	0%
	$270,339	$338	$—	$270,001	0%

Year ended December 31, 2014
Life insurance in force	$163,340	$11,328	$—	$152,012	0%
Premiums:
Individual life	$30,132	$65	$—	$30,067	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	232,469	53	—	232,416	0%
	$262,601	$118	$—	$262,483	0%

Year ended December 31, 2013
Life insurance in force	$140,413	$5,980	$—	$134,433	0%
Premiums:
Individual life	$26,017	$21	$—	$25,996	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	201,392	93	—	201,299	0%
	$227,409	$114	$—	$227,295	0%

49

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

The Western and Southern Life Insurance Company

Years Ended December 31, 2015, 2014 and 2013

With Report of Independent Auditors

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2015, 2014 and 2013

Report of Independent Auditors

The Board of Directors

Western & Southern Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Western & Southern Life Insurance Company, which comprise the balance sheets as of December 31, 2015 and 2014, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2015, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

1

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, to meet the requirements of Ohio the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western & Southern Life Insurance Company at December 31, 2015 and 2014, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2015.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Western & Southern Life Insurance Company at December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.

Supplementary Information

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements as a whole.  The accompanying statutory-basis financial statement supplementary information listed in Schedules I, III, and IV is presented for purposes of additional analysis and is not a required part of the statutory-basis financial statements.  Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The information has been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States. In our opinion, the information is fairly stated, in all material respects, in relation to the statutory-basis financial statements as a whole.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 28, 2016

2

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2015	2014
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$3,567,134	$3,431,372
Preferred and common stocks	1,250,325	1,645,069
Investments in common stocks of subsidiaries	1,946,730	1,937,762
Mortgage loans	41,006	16,855
Policy loans	168,582	171,739
Real estate:
Properties held for the production of income	3,153	3,598
Properties occupied by the Company	26,854	27,375
Cash, cash equivalents and short-term investments	151,050	103,786
Receivable for securities	13,687	81,294
Derivatives	153	25,365
Receivable for collateral on derivatives	—	122,439
Securities lending reinvested collateral assets	55,101	118,951
Other invested assets	1,293,152	1,028,194
Total cash and invested assets	8,516,927	8,713,799

Investment income due and accrued	46,221	46,443
Premiums deferred and uncollected	51,947	52,387
Net deferred income tax asset	139,348	62,340
Receivables from parent, subsidiaries and affiliates	24,726	19,927
Other admitted assets	30,416	24,582
Separate account assets	982,729	998,798
Total admitted assets	$9,792,314	$9,918,276

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,619,096	$2,642,900
Accident and health reserves	244,891	228,318
Liability for deposit-type contracts	237,126	240,364
Policy and contract claims	62,230	66,789
Dividends payable to policyholders	41,829	41,301
Premiums received in advance	4,939	5,104
Total policy and contract liabilities	3,210,111	3,224,776

General expense due and accrued	27,053	23,275
Current federal income taxes payable	27,218	6,529
Transfer to (from) separate accounts due and accrued, net	(24)	(23)
Asset valuation reserve	275,486	345,398
Interest maintenance reserve	46,166	34,893
Other liabilities	227,480	298,516
Pension liability	115,879	141,502
Liability for postretirement benefits other than pensions	183,347	219,000
Derivatives	1,174	72,401
Payable for securities lending	147,360	259,001
Separate account liabilities	982,729	998,798
Total liabilities	5,243,979	5,624,066

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	55,003	55,003
Accumulated surplus	4,492,332	4,238,207
Total capital and surplus	4,548,335	4,294,210
Total liabilities and capital and surplus	$9,792,314	$9,918,276

See accompanying notes.

3

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2015	2014	2013
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$256,197	$263,212	$266,831
Net investment income	545,324	685,561	322,805
Considerations for supplementary contracts with life contingencies	—	88	26
Amortization of the interest maintenance reserve	2,045	2,819	3,051
Commissions and expenses on reinsurance ceded	855	228	248
Other revenues	1,307	755	4,967
Total premiums and other revenues	805,728	952,663	597,928

Benefits paid or provided:
Death benefits	179,472	152,473	178,356
Annuity benefits	108,904	95,125	93,837
Disability and accident and health benefits	16,608	19,007	19,492
Surrender benefits	76,160	81,811	81,891
Payments on supplementary contracts with life contingencies	534	578	650
Other benefits	393	6,846	15,627
Increase in policy reserves and other policyholders’ funds	17,939	16,253	21,663
Total benefits paid or provided	400,010	372,093	411,516

Insurance expenses and other deductions:
Commissions	25,515	27,457	29,110
Commissions and expenses on reinsurance assumed	(3,909)	1,590	1,700
General expenses	140,417	134,210	124,880
Net transfers to (from) separate account	(57,160)	(50,284)	(49,709)
Reserve adjustments on reinsurance assumed	(82,611)	(75,453)	(71,897)
Other deductions	44,801	52,604	80,477
Total insurance expenses and other deductions	67,053	90,124	114,561

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	338,665	490,446	71,851

Dividends to policyholders	57,752	57,433	58,404
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	280,913	433,013	13,447
Federal income tax expense (benefit), excluding tax on capital gains	28,820	35,578	20,887
Gain (loss) from operations before net realized capital gains (losses)	252,093	397,435	(7,440)
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	15,961	122,027	98,014
Net income (loss)	$268,054	$519,462	$90,574

See accompanying notes.

4

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2013	$1,000	$55,003	$3,672,534	$3,728,537
Net income (loss)	—	—	90,574	90,574
Change in net deferred income tax	—	—	37,817	37,817
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $93,360)	—	—	389,294	389,294
Change in reserve on account of change in valuation basis, (increase) or decrease	—	—	5,731	5,731
Net change in nonadmitted assets and related items	—	—	396,890	396,890
Change in asset valuation reserve	—	—	(74,097)	(74,097)
Cumulative effect of changes in accounting principles	—	—	10,272	10,272
Dividends to stockholders	—	—	(50,000)	(50,000)
Change in pension liability from adoption of SSAP 102	—	—	(428,390)	(428,390)
Change in unrecognized post retirement benefit obligation	—	—	104,383	104,383
Balance, December 31, 2013	1,000	55,003	4,155,008	4,211,011
Net income (loss)	—	—	519,462	519,462
Change in net deferred income tax	—	—	4,905	4,905
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($40,435))	—	—	(212,165)	(212,165)
Net change in nonadmitted assets and related items	—	—	13,305	13,305
Change in asset valuation reserve	—	—	(33,397)	(33,397)
Dividends to stockholders	—	—	(100,000)	(100,000)
Change in unrecognized post retirement benefit obligation			(108,911)	(108,911)
Balance, December 31, 2014	1,000	55,003	4,238,207	4,294,210
Net income (loss)	—	—	268,054	268,054
Change in net deferred income tax	—	—	50,246	50,246
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($61,825))	—	—	(149,736)	(149,736)
Change in reserve on account of change in valuation basis, (increase) or decrease	—	—	(552)	(552)
Net change in nonadmitted assets and related items	—	—	(1,367)	(1,367)
Change in asset valuation reserve	—	—	69,912	69,912
Dividends to stockholders	—	—	(40,000)	(40,000)
Change in unrecognized post retirement benefit obligation	—	—	65,117	65,117
Correction of critical illness ceded reserve	—	—	(7,549)	(7,549)
Balance, December 31, 2015	$1,000	$55,003	$4,492,332	$4,548,335

See accompanying notes.

5

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2015	2014	2013
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$257,767	$264,930	$273,414
Net investment income received	399,831	428,422	299,503
Benefits paid	(412,304)	(376,189)	(400,130)
Net transfers from (to) separate accounts	57,158	51,156	48,813
Commissions and expense paid	(68,181)	(84,281)	(69,361)
Dividends paid to policyholders	(57,224)	(57,551)	(57,993)
Federal income taxes recovered (paid)	(47,844)	(90,217)	(51,664)
Other, net	2,163	983	5,214
Net cash from (for) operations	131,366	137,253	47,796

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	798,604	724,949	755,524
Preferred and common stocks	781,840	1,065,984	884,423
Mortgage loans	11,565	967	13,972
Real estate	745	—	—
Other invested assets	140,199	137,028	99,765
Net gains (losses) on cash, cash equivalents and short-term investments	(11)	(25)	9
Miscellaneous proceeds	295,374	80,090	11,856
Net proceeds from investments sold, matured or repaid	2,028,316	2,008,993	1,765,549

Cost of investments acquired:
Debt securities	(829,108)	(722,393)	(596,233)
Preferred and common stocks	(590,543)	(1,022,947)	(1,076,369)
Mortgage loans	(35,716)	—	—
Real estate	(1,398)	(1,989)	(1,015)
Other invested assets	(306,777)	(185,211)	(143,590)
Miscellaneous applications	(78,511)	(291,956)	(8,874)
Total cost of investments acquired	(1,842,053)	(2,224,496)	(1,826,081)

Net change in policy and other loans	3,157	2,549	902
Net cash from (for) investments	189,420	(212,954)	(59,630)

Financing activities
Net deposits on deposit-type contract funds and other insurance liabilities	(3,238)	(3,233)	(10,702)
Dividends paid to stockholder	(40,000)	(100,000)	(231)
Other cash provided (applied)	(230,284)	57,706	129,343
Net cash from (for) financing and miscellaneous sources	(273,522)	(45,527)	118,410

Net change in cash, cash equivalents and short-term investments	47,264	(121,228)	106,576
Cash, cash equivalents and short-term investments:
Beginning of year	103,786	225,014	118,438
End of year	$151,050	$103,786	$225,014

Cash flow information for noncash transactions
Dividends paid to Western & Southern Financial Group, Inc. in the form of common stock	$—	$—	$(49,769)
Capital contribution to Columbus Life Insurance Company in the form of common stock	$—	$—	$(49,012)
Dividend from Integrity Life Insurance Company in the form of debt securities	$—	$24,983	$—
Dividend from Western-Southern Life Assurance Company in the form of debt securities	$99,102	$184,074	$—

See accompanying notes.

6

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2015

1. Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers primarily individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. For the year ended December 31, 2015, approximately 68.1% of the gross premiums and annuity considerations for the Company were derived from California, Illinois, Indiana, North Carolina, Ohio, and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the State of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, Inc. (WSFG), its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Included within the financial statements, the Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high-quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $2,128.5 million and $2,171.7 million were allocated to the Closed Block as of December 31, 2015 and 2014, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

7

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent

8

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:

•                  The extent and length of time the fair value has been below the book/adjusted carrying value;

•                  The reasons for the decline in value;

•                  Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•                  For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•                  For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

9

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

10

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally investments in unaudited subsidiaries and controlled and affiliated entities, electronic data processing equipment and software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

11

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, vested participants, non-vested participants and current retirees are included in the valuation. The prepaid pension asset resulting from the excess of the fair value of plan assets over the benefit obligation, which is nonadmitted under statutory accounting rules, is included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with IRS tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any

12

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2015	2014
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$4,548,335	$4,294,210
Deferred policy acquisition costs	249,726	219,256
Policy reserves	42,186	24,219
Asset valuation and interest maintenance reserves	321,652	380,291
Employee benefits	(93,597)	(94,506)
Income taxes	(112,188)	(182,512)
Adjustments to invested asset carrying values	326,355	564,127
Subsidiary equity	1,047,089	1,275,370
Policyholder dividend obligation	(244,138)	(368,508)
Reinsurance	18,054	171,239
Other, net	29,148	33,973
Stockholder’s equity, GAAP basis	$6,132,622	$6,317,159

13

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	2015	2014	2013
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$268,054	$519,462	$90,574
Deferred policy acquisition costs	975	2,119	2,482
Policy reserves	14,548	676	11,417
Employee benefits	(3,024)	(9,302)	(2,922)
Income taxes	12,103	39,746	(10,937)
Interest maintenance reserve	11,273	(2,896)	(2,638)
SSAP vs. GAAP subsidiary income	204,234	204,071	215,250
Invested asset carrying values/income	(21,370)	(16,207)	35,785
Investment write-downs	9,965	13,926	697
Income from subsidiary reinsurance	—	1,397	3,741
Realized gains/losses	(1,320)	(14,238)	(3,628)
Dividends from subsidiaries	(204,000)	(350,000)	—
Other invested assets adjustments	84,976	(30,657)	—
Other, net	(12,481)	(8,228)	43,199
Net income (loss), GAAP basis	$363,933	$349,869	$383,020

Other significant statutory accounting practices follow.

Investments

Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

14

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity. The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in capital and surplus.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.

15

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

16

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method. The following mortality tables and interest rates are used:

	Percentage of Reserves
	2015	2014
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% – 3-1/2%	9.2%	9.6%
1941 Standard Industrial, 2-1/2% – 3-1/2%	11.4	12.7
1958 Commissioners Standard Ordinary, 2-1/2% – 6%	22.4	23.1
1980 Commissioners Standard Ordinary, 4% – 6%	39.5	38.7
2001 Commissioners Standard Ordinary, 3-1/2% – 4-1/2%	11.1	9.3
Other, 2-1/2% – 6%	4.8	4.9
	98.4	98.3
Other benefits (including annuities):
Various, 2-1/2% – 8-1/4%	1.6	1.7
	100.0%	100.0%

17

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.

As of December 31, 2015 and 2014, reserves of $21.1 million and $23.4 million, respectively, were recorded on in-force amounts of $1,163.2 million and $1,247.7 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation for all accident and health contracts.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

18

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2015 and 2014. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Securities Lending

At December 31, 2015, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $143.9 million and $90.9 million in the general and separate account, respectively. At December 31, 2014, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $252.9 million and $91.8 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. The general account collateral is managed by both an affiliated and unaffiliated agent. The separate account is managed by an unaffiliated agent.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2015 and 2014, the Company did not nonadmit any portion of the loaned securities.

19

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent, which approximated $91.8 million and $139.1 million at December 31, 2015 and 2014, respectively, is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2015 and 2014, collateral managed by an unaffiliated agent, which approximated $55.1 million and $119.8 million, respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.

At December 31, 2015, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2015 and 2014, the fair value of the total collateral in the general account was $146.9 million and $258.1 million, respectively. The fair value of the total collateral in the separate account was $92.8 million and $93.8 million at December 31, 2015 and 2014, respectively, which was all managed by an unaffiliated agent.

The Company receives cash collateral in an amount in excess of the fair value of the securities loaned. The Company reinvests the cash collateral primarily in investment-grade debt securities and cash equivalents.

20

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The aggregate collateral broken out by maturity date is as follows at December 31, 2015:

	Amortized Cost	Fair Value
	(In Thousands)

Open	$—	$—
30 days or less	162,785	162,803
31 to 60 days	16,412	16,411
61 to 90 days	3,832	3,828
91 to 120 days	7,284	7,286
121 to 180 days	1,327	1,324
181 to 365 days	15,171	15,151
1 to 2 years	4,300	4,300
2 to 3 years	—	—
Greater than 3 years	28,606	28,606
Total collateral	$239,717	$239,709

At December 31, 2015, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $147.4 million and $92.8 million in the general and separate accounts, respectively, in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. These assets are considered legally insulated from the general accounts.

There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan.)

21

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries and affiliates. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax-sharing agreement. Under the agreement, the benefits from losses of subsidiaries and affiliates are retained by the subsidiary and affiliated companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds 10% of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

22

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

Effective January 1, 2015, the Company updated its valuation methodology on certain critical illness and accident and health reserves.  This resulted in a change of statutory reserve valuation that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  The Company has recorded a $0.6 million decrease directly to surplus as a result of the change in valuation bases through the change in reserve on account of change in valuation basis line on the statements of changes in capital and surplus.

During 2015, the Company determined that its critical illness reserves were understated due to an error in the calculation of ceded reserves. This resulted in a change of the statutory aggregate reserve for accident and health contracts that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations. As a result, effective January 1, 2015, the Company has recorded a $7.5 million decrease directly to surplus as a result of the change in ceded reserves through the correction of critical illness ceded reserve line on the statements of changes in capital and surplus.

Effective January 1, 2013, the Company changed its methodology of reporting the dividend accumulation liability to a policy-level basis from an aggregate basis.  This resulted in a change of statutory reserve valuation that was required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations during 2013.  The Company recorded an increase of $5.7 million to surplus through the change in reserve on account of change in valuation basis line on the statements of changes in capital and surplus for the year ended December 31, 2013.

Effective January 1, 2013, the Company adopted Statements of Statutory Accounting Principles (SSAP) No. 102, Accounting for Pensions, A Replacement of SSAP No. 89 (SSAP 102). SSAP 102 requires any underfunded defined benefit pension amounts, as determined when the projected benefit obligation exceeds the fair value of plan assets, to be recognized as a liability under SSAP No. 5R. The Company elected to utilize the minimum transition option reflected in paragraph 85 of SSAP 102 which requires the initial transition liability to be the greater of 10% of the calculated surplus impact of $12.3 million, the estimated annual amortization of “unrecognized items” of $48.7 million, and the difference between accumulated benefit obligation and fair value of plan assets of $90.6 million. The minimum transition liability was $90.6 million.

The Company had recorded an additional minimum pension liability at December 31, 2012, of $85.5 million, under the previous guidance for pensions, SSAP 89, Accounting for Pensions, A

23

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Replacement of SSAP No. 8.  As a result of the adoption of SSAP 102 requiring a minimum transition liability of $90.6 million, the Company recorded a $5.1 million increase to the pension liability on January 1, 2013, and a $3.3 million decrease to surplus, net of tax impact, through the cumulative effect of changes in accounting principles line on the statements of changes in capital and surplus. On January 1, 2013, the plan was underfunded by $123.2 million. The amount previously recognized at December 31, 2012, was $85.5 million. The amount recognized at January 1, 2013, was $5.1 million. As a result, the remaining transition liability at adoption was $32.6 million. Due to favorable assumption changes at December 31, 2013, this entire amount was recognized in 2013.

Although the Company elected the transition option for surplus deferral, and SSAP 102 allows up to ten years for deferral, the Company must continue to recognize a minimum amount of the transition liability annually. SSAP 102 requires the Company to recognize each year an amount that is at least equal to the estimated annual amortization of the unrecognized items in effect at transition. The Company’s estimated annual amortization of the unrecognized items in effect at transition was $48.7 million.

As a result of the adoption of SSAP 102, the Company no longer carries a nonadmitted prepaid pension asset on the balance sheet unless the plan assets exceed the plan obligation.  At adoption, this resulted in a net change in nonadmitted assets through surplus of $428.4 million which was offset by a change in the pension liability from adoption of SSAP 102 in surplus of $428.4 million at January 1, 2013. Both items are reflected on the statements of changes in capital and surplus.

Effective January 1, 2013, the Company adopted SSAP No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 (SSAP 92). The adoption of SSAP 92 increased surplus by $13.6 million, net of tax impact, through the cumulative effect of changes in accounting principles line on the statements of changes in capital and surplus. SSAP 92 requires any underfunded defined benefit amounts, as determined when the accumulated benefit obligation exceeds the fair value of plan assets, to be recognized as a liability under SSAP No. 5R. The Company elected to recognize the full impact of SAP 92 immediately upon adoption.  On December 31, 2012, the liability for benefits was $230.1 million. On January 1, 2013, the liability for benefits was $209.3 million. The change was due to a decrease of prior service costs of $4.5 million and a decrease in unrecognized gains of $16.3 million.

24

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 28, 2016.

25

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2015:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$83,495	$2,022	$(217)	$85,300
Debt securities issued by states of the U.S. and political subdivisions of the states	35,963	2,025	(96)	37,892
Corporate securities	2,624,255	276,677	(78,455)	2,822,477
Commercial mortgage-backed securities	73,839	2,030	(360)	75,509
Residential mortgage-backed securities	417,562	19,207	(2,066)	434,703
Asset-backed securities	332,020	6,717	(2,961)	335,776
Total	$3,567,134	$308,678	$(84,155)	$3,791,657

At December 31, 2014:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$28,199	$2,865	$(39)	$31,025
Debt securities issued by states of the U.S. and political subdivisions of the states	34,639	2,347	(191)	36,795
Corporate securities	2,493,231	435,165	(4,586)	2,923,810
Commercial mortgage-backed securities	102,157	3,728	(92)	105,793
Residential mortgage-backed securities	465,590	23,482	(2,522)	486,550
Asset-backed securities	307,556	11,822	(2,145)	317,233
Total	$3,431,372	$479,409	$(9,575)	$3,901,206

26

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2015 and 2014, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $248.5 million and $217.7 million, respectively, and an aggregate fair value of $232.8 million and $224.4 million, respectively. As of December 31, 2015 and 2014, such holdings amounted to 7.0% and 6.3%, respectively, of the Company’s investments in debt securities and 2.5% and 2.2%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

Unrealized gains and losses on investments in unaffiliated common stocks, mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2015:
Preferred stocks	$38,404	$5,497	$(152)	$43,749

Common stocks, unaffiliated	$943,952	$270,424	$(73,357)	$1,141,019
Common stocks, mutual funds	73,798	210	(3,106)	70,902
Common stocks, subsidiaries	1,574,558	372,172	—	1,946,730
	$2,592,308	$642,806	$(76,463)	$3,158,651

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2014:
Preferred stocks	$26,967	$2,972	$—	$29,939

Common stocks, unaffiliated	$1,096,079	$501,715	$(45,473)	$1,552,321
Common stocks, mutual funds	65,010	1,225	(454)	65,781
Common stocks, subsidiaries	1,524,548	413,214	—	1,937,762
	$2,685,637	$916,154	$(45,927)	$3,555,864

27

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2015:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(206)	$59,578	$(11)	$499
Debt securities issued by states of the U.S. and political subdivisions of the states	(96)	7,441	—	—
Corporate securities	(76,471)	639,030	(1,984)	6,892
Commercial mortgage-backed securities(1)	(360)	17,203	—	—
Residential mortgage-backed securities(1)	(847)	79,604	(1,219)	43,404
Asset-backed securities(1)	(2,502)	194,567	(459)	31,545
Total	$(80,482)	$997,423	$(3,673)	$82,340

Preferred stocks	$(152)	$916	$—	$—

Common stocks, unaffiliated	$(63,577)	$295,777	$(9,780)	$23,710
Common stocks, mutual funds	(2,786)	59,222	(320)	2,157
Total	$(66,363)	$354,999	$(10,100)	$25,867

(1) Amounts relate to securities subject to SSAP 43R.

28

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2014:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(22)	$2,050	$(17)	$498
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	(191)	7,876
Corporate securities	(3,506)	138,606	(1,080)	36,773
Commercial mortgage-backed securities(1)	—	—	(92)	6,028
Residential mortgage-backed securities(1)	(764)	35,888	(1,758)	58,431
Asset-backed securities(1)	(1,064)	136,173	(1,081)	42,881
Total	$(5,356)	$312,717	$(4,219)	$152,487

Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$(44,490)	$295,313	$(983)	$2,600
Common stocks, mutual funds	(413)	8,244	(41)	872
Total	$(44,903)	$303,557	$(1,024)	$3,472

(1) Amounts relate to securities subject to SSAP 43R.

Investments that are impaired at December 31, 2015 and 2014, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities, residential mortgage-backed securities and unaffiliated common stocks.

29

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The aggregated unrealized loss is approximately 10.0% and 6.7% of the carrying value ofsecurities considered temporarily impaired at December 31, 2015 and 2014, respectively. At December 31, 2015, there were a total of 429 securities held that are considered temporarily impaired, 32 of which have been impaired for 12 months or longer. At December 31, 2014, there were a total of 213 securities held that were considered temporarily impaired, 37 of which had been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $24.8 million, $7.8 million and $11.8 million for the years ended December 31, 2015, 2014 and 2013, respectively.

The following is a list of each loan-backed security held at December 31, 2015, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2015, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
	(In Thousands)
For the year ended December 31, 2015:

466247ZQ9	$8,132	$8,066	$66	$8,066	$8,013	06/30/2015
32051GSD8	944	905	39	905	896	06/30/2015
61752RAL6	493	483	10	483	480	09/30/2015
75970JAJ5	1,214	1,176	38	1,176	1,146	09/30/2015
05949CNH5	7,218	7,026	192	7,026	7,025	09/30/2015
75970JAD8	814	809	5	809	806	09/30/2015
45660L2V0	2,598	2,588	10	2,588	2,429	12/31/2015
Total	XXX	XXX	$360	XXX	XXX

30

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company had no other-than-temporary impairments on loan-backed securities for the year ended December 31, 2015, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2015, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$166,589	$169,608
After one through five	435,619	460,572
After five through ten	441,935	442,739
After ten	1,699,570	1,872,750
Mortgage-backed securities/asset-backed securities	823,421	845,988
Total	$3,567,134	$3,791,657

The expected maturities may differ from contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2015, 2014 and 2013 were $354.6 million, $415.0 million, and $419.7 million; gross gains of $14.4 million, $12.3 million, and $6.4 million and gross losses of $2.3 million, $3.5 million, and $6.0 million were realized on these sales in 2015, 2014 and 2013, respectively.

Proceeds from the sales of investments in equity securities during 2015, 2014 and 2013 were $692.5 million, $654.0 million, and $268.0 million; gross gains of $200.2 million, $184.8 million, and $83.3 million and gross losses of $67.9 million, $5.7 million, and $2.7 million were realized on these sales in 2015, 2014 and 2013, respectively.

31

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2015	2014	2013
	(In Thousands)

Realized capital gains (losses)	$68,993	$188,626	$138,589
Less amount transferred to IMR (net of related taxes (benefits) of $7,171 in 2015, ($41) in 2014, and $223 in 2013)	13,318	(77)	415
Less federal income tax expense (benefit) of realized capital gains (losses)	39,714	66,676	40,160
Net realized capital gains (losses)	$15,961	$122,027	$98,014

Net investment income was generated from the following for the years ended December 31:

	2015	2014	2013
	(In Thousands)

Debt securities	$181,382	$172,385	$172,870
Equity securities	251,800	402,266	47,474
Mortgage loans	2,368	1,091	2,176
Real estate	13,414	13,467	13,345
Policy loans	11,969	12,355	12,302
Cash, cash equivalents and short-term investments	552	432	356
Other invested assets	101,096	100,852	89,225
Other	1,471	1,077	678
Gross investment income	564,052	703,925	338,426
Investment expenses	18,728	18,364	15,621
Net investment income	$545,324	$685,561	$322,805

32

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2015, 87.1% of such mortgages, or $35.7 million, involved properties located in Arizona and Missouri. Such investments consist of primarily first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $18.2 million. During 2015, the respective maximum and minimum lending rates for mortgage loans issued were 14.0% and 4.4%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2015, the Company did not reduce interest rates on any outstanding mortgages.

The Company entered into interest rate swaps and swaptions in an effort to mitigate the risk of rising interest rates on long maturity bonds.  The interest rate swaps are forward starting and allow the Company to pay a fixed interest rate in exchange for receipt of a floating interest rate with the counterparty on specified terms. The swaptions provide the Company an option to enter into an interest rate swap to pay floating rate in exchange for receipt of a fixed rate with the counterparty on specified terms.  In 2015, the Company discontinued the use of swaptions for hedging interest rates. The swaps and swaptions utilized in these transactions were considered derivative instruments and not designated as a hedge for accounting purposes.  These instruments are carried at fair value on the balance sheet with changes in fair value recorded in surplus.  If the instruments are terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract and a realized gain or loss would be recognized.  There was no limit on maximum exposure for the instruments at year end December 31, 2015, and $57.2 million maximum exposure at year end December 31, 2014. The net fair value was $(1.0) million and $(47.0) million for the years ended December 31, 2015 and 2014, respectively. The change in fair value was $47.5 million and $(77.4) million for the years ended December 31, 2015 and 2014 respectively.

The Company has entered into a collateral agreement with the counterparty whereby under certain conditions the counterparty is required to post assets on the Company’s behalf.  The posted amount is equal to the difference between the net positive fair value of the swap and the agreed upon thresholds that are based on the credit rating of the counterparty. Inversely, if the net fair value of the swap is negative, then the Company may be required to post assets using similar thresholds.  At December 31, 2015 and 2014, $15.9 million and $121.9 million of cash and security collateral had been posted by the Company, respectively.

33

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Information related to the Company’s derivative instruments as described above and the effects of offsetting on the balance sheet consisted of the following for the years ended December 31:

	2015	2014
	(In Thousands)
Derivative assets:
Gross amount of recognized assets	$153	$25,365
Gross amounts offset	—	—
Net amount of assets	$153	$25,365

Derivative liabilities:
Gross amount of recognized liabilities	$(1,174)	$(72,401)
Gross amounts offset	—	—
Net amount of liabilities	$(1,174)	$(72,401)

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

34

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available, but that are priced by third-party pricing services or internal models using observable inputs. Also included in Level 2 assets and liabilities are interest rate swaps and call options. The fair value of these instruments is determined through the use of third-party pricing services or models utilizing market observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using non-binding broker quotes or other valuation techniques that utilize significant unobservable inputs.

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.

For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.

35

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Debt Securities

The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.

Derivative Instruments

The fair values of free-standing derivative instruments, primarily call options and interest rate swaps, are determined through the use of third-party pricing services or models utilizing market observable inputs.

36

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Securities Lending Reinvested Collateral Assets

The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.

Other Invested Assets

Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds, private equity, and private debt fund investments. The fair values of debt securities, equity securities and mutual funds have been determined using the same methodologies as similar assets held in the general account.  The fair values of private equity and private debt fund investments have been determined utilizing the net asset values of the funds.

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

37

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2015
Assets:
Bonds, industrial & misc.	$2,691	$—	$2,691	$—
Common stocks, unaffiliated	1,141,019	1,141,019	—	—
Common stocks, mutual funds	70,902	70,902	—	—
Derivative assets	153	—	153	—
Separate account assets	982,729	658,971	252,525	71,233
Total assets	$2,197,494	$1,870,892	$255,369	$71,233

Liabilities:
Derivative liabilities	$(1,174)	$—	$(1,174)	$—

At December 31, 2014
Assets:
Common stocks, unaffiliated	$1,552,321	$1,552,321	$—	$—
Common stocks, mutual funds	65,781	65,781	—	—
Derivative assets	25,365	—	25,365	—
Separate account assets	998,798	669,174	254,732	74,892
Total assets	$2,642,265	$2,287,276	$280,097	$74,892

Liabilities:
Derivative liabilities	$(72,401)	$—	$(72,401)	$—

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.

38

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2015 are as follows:

	Beginning Asset/ (Liability) as of January 1,	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and	Transfers Into	Transfers Out of	Ending Asset/ (Liability) as of December 31,
	2015	Net Income	Surplus	Other	Settlements	Level 3	Level 3	2015
	(In Thousands)
Assets:
Separate account assets	$74,892	$—	$—	$5,620	$(9,280)	$—	$—	$71,233

*           Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2015, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Separate account assets	$7,977	$—	$—	$(17,257)	$(9,280)

39

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2014, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset/ (Liability) as of
	January 1,	Net			and	Into	Out of	December
	2014	Income	Surplus	Other	Settlements	Level 3	Level 3**	31, 2014
(In Thousands)
Assets:
Separate account assets	$69,811	$—	$—	$7,539	$2,437	$—	$(4,895)	$74,892

*           Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

** Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2014, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Separate account assets	$10,866	$—	$—	$(8,429)	$2,437

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2015 and 2014.

40

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2015
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,567,134	$3,791,657	$69,443	$3,701,361	$20,853
Common stock:
Unaffiliated	1,141,019	1,141,019	1,141,019	—	—
Mutual funds	70,902	70,902	70,902	—	—
Preferred stock	38,404	43,749	—	34,249	9,500
Mortgage loans	41,006	41,907	—	—	41,907
Cash, cash equivalents and short-term investments	151,050	151,050	151,050	—	—
Other invested assets, surplus notes	36,109	39,264	—	39,264	—
Securities lending reinvested collateral assets	55,101	55,101	55,101	—	—
Derivative assets	153	153	—	153	—
Separate account assets	982,729	982,729	669,173	252,525	71,233

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(5,395)	$(5,791)	$—	$—	$(5,791)
Derivative liabilities	(1,174)	(1,174)	—	(1,174)	—
Securities lending liability	(147,360)	(147,360)	—	(147,360)	—

	December 31, 2014
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,431,372	$3,901,206	$14,437	$3,870,312	$16,457
Common stock:
Unaffiliated	1,552,321	1,552,321	1,552,321	—	—
Mutual funds	65,781	65,781	65,781	—	—
Preferred stock	26,967	29,939	—	29,939	—
Mortgage loans	16,855	17,437	—	—	17,437
Cash, cash equivalents and short-term investments	103,786	103,756	103,756	—	—
Other invested assets, surplus notes	12,923	15,851	—	15,851	—
Securities lending reinvested collateral assets	118,951	118,951	118,951	—	—
Derivative assets	25,365	25,365	—	25,365	—
Separate account assets	998,798	998,798	669,173	254,732	74,893

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(5,534)	$(5,778)	$—	$—	$(5,778)
Derivative liabilities	(72,401)	(72,401)	—	(72,401)	—
Securities lending liability	(259,001)	(259,001)	—	(259,001)	—

41

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions

The Company owns a 100% interest in WSLAC, whose carrying value is $1.0 billion at December 31, 2015. The Company carries WSLAC at its underlying statutory equity, which exceeds 10% of the admitted assets of the Company. The accounting policies of WSLAC are the same as those of the Company described in Note 1. The summary financial data for WSLAC is as follows:

Balance Sheets (Statutory-Basis)

	December 31
	2015	2014
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$10,217,366	$10,820,476
Preferred and common stocks	277,035	250,224
Investment in common stock of subsidiaries	1,145	1,202
Mortgage loans	788,310	698,557
Policy loans	37,729	39,679
Cash, cash equivalents and short-term investments	109,739	108,543
Receivable for securities	15,694	2,289
Derivatives	1,607	33,279
Receivable for collateral on derivatives	7,660	129,085
Securities lending reinvested collateral assets	55,328	2,455
Other invested assets	223,080	216,848
Total cash and invested assets	11,734,693	12,302,637

Investment income due and accrued	95,602	103,996
Premiums deferred and uncollected	21,231	20,524
Current federal income taxes recoverable from parent	15,251	—
Net deferred income tax asset	24,081	33,891
Funds withheld under coinsurance agreement	625,435	639,422
Other admitted assets	11,445	12,310
Separate account assets	25,637	34,172
Total admitted assets	$12,553,375	$13,146,952

42

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Balance Sheets (Statutory-Basis)

	December 31
	2015	2014
	(In Thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$9,565,248	$9,888,684
Liability for deposit-type contracts	1,413,140	1,623,603
Policy and contract claims	24,766	22,970
Premiums received in advance	604	567
Total policy and contract liabilities	11,003,758	11,535,824

General expense due and accrued	1,250	—
Current federal income taxes payable to parent	—	15,165
Transfer to (from) separate accounts due and accrued, net	(492)	(2,797)
Asset valuation reserve	149,421	152,504
Interest maintenance reserve	—	8,430
Other liabilities	31,144	69,978
Derivatives	7,159	83,203
Payable for securities lending	340,262	199,129
Separate account liabilities	25,637	34,172
Total liabilities	11,558,139	12,095,608

Capital and surplus:
Common stock, $1 par value, authorized 10,000 shares, issued and outstanding 2,500 shares	2,500	2,500
Paid-in surplus	791,308	791,308
Accumulated surplus	201,428	257,536
Total capital and surplus	995,236	1,051,344
Total liabilities and capital and surplus	$12,553,375	$13,146,952

43

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2015	2014	2013
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$578,632	$801,533	$935,672
Net investment income	514,845	540,884	546,468
Considerations for supplementary contracts with life contingencies	4,747	2,857	2,290
Amortization of the interest maintenance reserve	3,965	7,465	8,393
Fees from management of separate accounts	343	405	440
Other revenues	32,715	34,932	34,179
Total premiums and other revenues	1,135,247	1,388,076	1,527,442
Benefits paid or provided:
Death benefits	193,064	180,129	217,785
Annuity benefits	271,448	258,373	255,868
Disability and accident and health benefits	2,627	2,744	2,773
Surrender benefits	657,761	649,134	595,599
Payments on supplementary contracts with life contingencies	3,298	3,150	3,189
Other benefits	1,816	1,650	1,981
Increase (decrease) in policy reserves and other policyholders’ funds	(275,351)	(64,126)	138,560
Total benefits paid or provided	854,663	1,031,054	1,215,755
Insurance expenses and other deductions:
Commissions	29,449	41,666	49,490
Commission and expense allowance on reinsurance assumed	2,425	2,962	3,104
General expenses	102,471	107,469	84,721
Net transfers to (from) separate accounts	(5,940)	(6,092)	(7,104)
Other deductions	4,398	3,340	4,477
Total insurance expenses and other deductions	132,803	149,345	134,688
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	147,781	207,677	176,999
Federal income tax expense (benefit), excluding tax on capital gains	56,608	62,243	66,249
Gain (loss) from operations before net realized capital gains (losses)	91,173	145,434	110,750
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(23,204)	34,147	(1,905)
Net income (loss)	$67,969	$179,581	$108,845

44

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to WSLAC in the amount of $1.1 million, $37.9 million, and $123.8 million in 2015, 2014 and 2013, respectively. The principal balance of the mortgage financing arrangements with WSLAC was $12.6 million and $12.8 million at December 31, 2015 and 2014, respectively.

At December 31, 2015 and 2014, the Company had $60.7 million and $65.7 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

In December 2015, the Company paid a $40.0 million ordinary dividend to WSFG. The dividend was in the form of cash.

In December 2014, the Company paid a $100.0 million ordinary dividend to WSFG. The dividend was in the form of cash.

In December 2013, the Company paid a $50.0 million ordinary dividend to WSFG.  The dividend consisted of $0.2 million in cash and $49.8 million in common stocks at fair value.

In December 2015, the Company received a $179.0 million ordinary dividend from its subsidiary, WSLAC.  The dividend consisted of $79.9 million in cash and $99.1 million in bonds at fair value.

In December 2015, the Company received a $25.0 million ordinary dividend from its subsidiary, Integrity.  The dividend was in the form of cash.

In December 2014, the Company received a $117.7 million ordinary dividend and a $132.3 extraordinary dividend from its subsidiary, WSLAC.  The dividends consisted of $65.9 million in cash and $184.1 million in bonds at fair value.

In December 2014, the Company received a $66.8 million ordinary dividend and a $33.2 million extraordinary dividend from its subsidiary, Integrity.  The dividends consisted of $75.0 million in cash and $25.0 million in bonds at fair value.

The Company did not receive any dividends in 2013.

45

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

In December 2015, the Company paid a $50.0 million capital contribution to its subsidiary, Columbus Life.  The contribution was in the form of cash.

The Company did not pay any capital contributions in 2014.

In December 2013, the Company paid a $50.0 million capital contribution to its subsidiary, Columbus Life.  The capital contribution consisted of $1.0 million in cash and $49.0 million in common stocks at fair value.

The Company did not receive any capital contributions in 2015, 2014 or 2013.

The Company had $26.0 million and $33.3 million receivable from parent, subsidiaries and affiliates as of December 31, 2015 and 2014, respectively.  The Company did not have any amounts payable to parent, subsidiaries and affiliates as of December 31, 2015 or 2014.  The terms of the settlement generally require that these amounts be settled in cash within 30 days.

The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $573.0 million and $593.5 million at December 31, 2015 and 2014, respectively.

46

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life, an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.1 million and $1.2 million at December 31, 2015 and 2014, respectively.

Certain premiums and benefits are ceded to other unaffiliated insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2015	2014	2013
	(In Thousands)

Direct premiums	$259,270	$265,825	$268,200
Assumed premiums:
Affiliates	3,077	2,985	3,910
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(6,150)	(5,598)	(5,279)
Net premiums	$256,197	$263,212	$266,831

The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2015	2014	2013
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	3,355	3,598	2,582
Policy and contract liabilities:
Affiliates	573,039	593,543	610,407
Nonaffiliates	48,428	55,456	56,392
Amounts receivable on reinsurance contracts:
Affiliates	—	—	—
Nonaffiliates	89	184	93

47

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

Other than as described above, in 2015, 2014 and 2013, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

At December 31, 2015, the Company has no significant reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2015, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Other than as described above, neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2015, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2015, if all reinsurance agreements were cancelled.

48

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company and its eligible subsidiaries and affiliates file a consolidated federal income tax return. Amounts due (to)/from the subsidiaries and affiliates for federal income taxes were $(15.3) million and $30.7 million at December 31, 2015 and 2014, respectively. The tax years 2008 through 2015 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2015, in the event of future net losses is $88.4 million, $94.4 million, and $66.8 million from 2015, 2014 and 2013, respectively.

The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2015
		(in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total
(a)	Gross deferred tax assets	$332,435	$43,969	$376,404
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a — b)	332,435	43,969	376,404
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c — d)	332,435	43,969	376,404
(f)	Deferred tax liabilities	144,198	92,858	237,056
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e — f)	$188,237	$(48,889)	$139,348

		12/31/2014
		(in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total
(a)	Gross deferred tax assets	$326,294	$24,673	$350,967
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a — b)	326,294	24,673	350,967
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c — d)	326,294	24,673	350,967
(f)	Deferred tax liabilities	123,795	164,832	288,627
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e — f)	$202,499	$(140,159)	$62,340

49

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		Change
		(in thousands)
				(9)
		(7)	(8)	(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$6,141	$19,296	$25,437
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	6,141	19,296	25,437
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c – d)	6,141	19,296	25,437
(f)	Deferred tax liabilities	20,403	(71,974)	(51,571)
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$(14,262)	$91,270	$77,008

		12/31/2015
		(in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$117,319	$22,029	$139,348
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	660,697
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	215,116	21,940	237,056
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$332,435	$43,969	$376,404

50

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		12/31/2014
		(in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$62,340	$—	$62,340
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	634,086
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	263,954	24,673	288,627
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$326,294	$24,673	$350,967

		Change
		(in thousands)
				(9)
		(7)	(8)	(Col 7+8)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$54,979	$22,029	$77,008
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	26,611
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	(48,838)	(2,733)	(51,571)
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$6,141	$19,296	$25,437

51

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		2015	2014
		(in thousands)
(a)	Ratio percentage used to determine recovery period and threshold limitation amount	1054%	988%
(b)	Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$473,775	$494,459

		12/31/2015
		(1)	(2)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies
(a)	Adjusted gross DTAs amount	$332,435	$43,969
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	11.86%	5.85%
(c)	Net Admitted Adjusted Gross DTAs amount	$332,435	$43,969
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	11.86%	5.85%

		12/31/2014
		(3)	(4)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies

(a)	Adjusted gross DTAs amount	$326,294	$24,673
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	5.06%	0.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$326,294	$24,673
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	5.06%	0.00%

		Change
		(5)	(6)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies

(a)	Adjusted gross DTAs amount	$6,141	$19,296
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	6.80%	5.85%
(c)	Net Admitted Adjusted Gross DTAs amount	$6,141	$19,296
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	6.80%	5.85%

The Company’s tax planning strategies do not include the use of reinsurance.

52

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes incurred consist of the following major components:

			12/31/2015	12/31/2014	12/31/2013
			(in thousands)
(1)	Current income tax
	(a)	Federal	$28,502	$35,090	$38,859
	(b)	Foreign	318	488	191
	(c)	Subtotal	28,820	35,578	39,050
	(d)	Federal income tax on net capital gains	39,714	66,676	40,160
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	(18,163)
	(g)	Federal and foreign income taxes incurred	$68,534	$102,254	$61,047

						(3)
				(1)	(2)	(Col 1-2)
				12/31/2015	12/31/2014	Change
				(in thousands)
(2)	Deferred tax assets:
	(a)	Ordinary
		(1)	Discounting of unpaid losses	$—	$—	$—
		(2)	Unearned premium revenue	—	—	—
		(3)	Policyholder reserves	70,625	70,924	(299)
		(4)	Investments	—	—	—
		(5)	Deferred acquisition costs	30,099	30,739	(640)
		(6)	Policyholder dividends accrual	8,921	9,184	(263)
		(7)	Fixed assets	2,019	1,586	433
		(8)	Compensation and benefits accrual	179,982	201,868	(21,886)
		(9)	Pension accrual	—	—	—
		(10)	Receivables - nonadmitted	34,678	7,129	27,549
		(11)	Net operating loss carryforward	—	—	—
		(12)	Tax credit carryforward	—	—	—
		(13)	Other	6,111	4,864	1,247
			(99) Subtotal	332,435	326,294	6,141
	(b)	Statutory valuation allowance adjustment		—	—	—
	(c)	Nonadmitted		—	—	—
	(d)	Admitted ordinary deferred tax assets (2a99 – 2b – 2c)		332,435	326,294	6,141
	(e)	Capital
		(1)	Investments	43,969	24,673	19,296
		(2)	Net capital loss carryforward	—	—	—
		(3)	Real estate	—	—	—
		(4)	Other	—	—	—
			(99) Subtotal	43,969	24,673	19,296
	(f)	Statutory valuation allowance adjustment		—	—	—
	(g)	Nonadmitted		—	—	—
	(h)	Admitted capital deferred tax assets (2e99– 2f – 2g)		43,969	24,673	19,296
	(i)	Admitted deferred tax assets (2d + 2h)		$376,404	$350,967	$25,437

53

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

						(3)
				(1)	(2)	(Col 1-2)
				12/31/2015	12/31/2014	Change
				(in thousands)
(3)	Deferred tax liabilities:
	(a)	Ordinary
		(1)	Investments	$123,144	$94,741	$28,403
		(2)	Fixed assets	752	4,207	(3,455)
		(3)	Deferred and uncollected premium	16,898	18,168	(1,270)
		(4)	Policyholder reserves	3,375	—	3,375
		(5)	Other	29	6,679	(6,650)
			(99) Subtotal	144,198	123,795	20,403
	(b)	Capital
		(1)	Investments	92,858	164,832	(71,974)
		(2)	Real estate	—	—	—
		(3)	Other	—	—	—
			(99) Subtotal	92,858	164,832	(71,974)
	(c)	Deferred tax liabilities (3a99 + 3b99)		$237,056	$288,627	$(51,571)

(4)	Net deferred tax assets/liabilities (2i - 3c)			$139,348	$62,340	$77,008

Among the more significant book-to-tax adjustments were the following:

	12/31/2015*	Effective Tax Rate	12/31/2014*	Effective Tax Rate	12/31/2013**	Effective Tax Rate
	(in thousands)		(in thousands)		(in thousands)

Provision computed at statutory rate	$122,467	35.00%	$217,574	35.00%	$4,706	35.00%
Dividend received deduction	(76,648)	(21.91)	(126,628)	(20.37)	(3,353)	(24.93)
Tax credits	(2,616)	(0.75)	(1,821)	(0.29)	(2,404)	(17.88)
Other invested assets and nonadmitted change	(20,488)	(5.86)	(587)	(0.09)	(1,545)	(11.49)
Post-retirement benefit plans	1,405	0.40	7,575	1.22	(7,575)	(56.34)
STAT contingency reserve	—	0.00	—	0.00	(7,001)	(52.06)
STAT reserve change	(829)	(0.24)	—	0.00	—	0.00
Other	(5,003)	(1.41)	1,236	0.19	(2,736)	(20.35)
Total statutory income taxes	$18,288	5.23%	$97,349	15.66%	$(19,908)	(148.05)%

Federal taxes incurred	$68,534	19.59%	$102,254	16.45%	$20,887	155.33%
Change in net deferred income taxes	(50,246)	(14.36)	(4,905)	(0.79)	(40,795)	(303.38)
Total statutory income taxes	$18,288	5.23%	$97,349	15.66%	$(19,908)	(148.05)%

*          The 2015 and 2014 presentations reconcile federal income taxes on total statutory income, inclusive of realized capital gains (losses), computed at the statutory rate to actual statutory income taxes.  Prior to 2014, the presentation reconciled federal income taxes on net gain from operations after dividends to policyholders computed at the statutory rate to actual statutory income taxes.

**   Excludes change in net deferred income taxes on realized gains/losses of $2,978 for the years ended December 31, 2013.

At December 31, 2015, the Company had $0.0 of operating loss carryforwards and $0.0 of deferred tax liabilities that are not recognized.

54

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2015 and 2014, the Company exceeded the minimum risk-based capital.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $454.8 million by the end of 2016 without seeking prior regulatory approval based on capital and surplus of $4,548.3 million at December 31, 2015.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2015, the Company does not have any material lease agreements as a lessee for office space or equipment.

At December 31, 2015, the Company has future commitments to provide additional capital contributions of $360.1 million to private equity and real estate joint ventures, limited partnerships and limited liability companies.

The Company guarantees the payment of all policyholder obligations of each of the following wholly-owned subsidiaries: Columbus Life and Integrity. In addition, the Company guarantees all policyholder obligations of National, a wholly-owned subsidiary of Integrity, and Lafayette Life, an affiliated entity which is wholly-owned by the Company’s parent, WSFG. Guarantees on behalf of wholly-owned subsidiaries or on behalf of related parties that are considered to be unlimited (as in the case of the guarantee on behalf of Lafayette Life) are exempt from the initial liability recognition criteria and therefore no liability has been recognized in the financial

55

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

8. Commitments and Contingencies (continued)

statements. Due to the unlimited nature of the guarantees, the Company is unable to estimate the maximum potential amount of future payments under the guarantees. In the unlikely event the guarantees would be triggered, the Company may be permitted to take control of the underlying assets to recover all or a portion of the amounts paid under the guarantees.

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2015, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at market value	—	—	—	—	—
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	367,429	—	—	367,429	29.0
Not subject to discretionary withdrawal	10,306	—	887,429	897,735	71.0
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	377,735	—	887,429	1,265,164	100.0%
Less reinsurance ceded	131,252	—	—	131,252
Net annuity reserves and deposit-type contract liabilities	$246,483	$—	$887,429	$1,133,912

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

56

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts written by the Company covering substantially all employees and field representatives. In addition, the Company provides certain health care and life insurance benefits for retired employees or their beneficiaries. Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2015	2014	2015	2014
	(In Thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,046,429	$865,137	$219,041	$199,500
Service cost	21,331	16,175	924	878
Interest cost	41,505	41,110	8,347	9,413
Contribution by plan participants	—	—	4,658	4,619
Actuarial (gain) loss	(49,087)	174,278	(35,361)	30,063
Benefits paid	(56,870)	(50,271)	(14,262)	(17,248)
Plan amendments	—	—	—	(8,184)
Benefit obligation at end of year	$1,003,308	$1,046,429	$183,347	$219,041

Change in plan assets:
Fair value of plan assets at beginning of year	$904,927	$886,779	$—	$—
Actual return on plan assets	39,372	68,419	—	—
Employer contribution	—	—	9,604	12,628
Plan participants’ contributions	—	—	4,658	4,620
Benefits paid	(56,870)	(50,271)	(14,262)	(17,248)
Fair value of plan assets at end of year	$887,429	$904,927	$—	$—

57

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Pension Benefits		Postretirement Medical
	2015	2014	2015	2014
	(In Thousands)
Funded status:
Overfunded (underfunded) obligation	$(115,879)	$(141,502)	$(183,347)	$(219,041)
Unrecognized net (gain) or loss	—	—	—	—
Unrecognized prior service cost	—	—	—	—
Net amount recognized*	$(115,879)	$(141,502)	$(183,347)	$(219,041)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$(961,596)	$(1,003,721)	$(183,347)	$(219,041)

*Nonadmitted if overfunded

	Pension Benefits
	2015	2014	2013
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$21,331	$16,175	$18,130
Interest cost	41,505	41,110	37,853
Expected return on plan assets	(65,747)	(64,416)	(57,213)
Amount of recognized gains and losses	41,969	30,245	48,733
Amount of prior service cost recognized	(1,019)	(1,019)	(1,019)
Total net periodic benefit cost (benefit)	$38,039	$22,095	$46,484

	Postretirement Medical
	2015	2014	2013
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$924	$878	$1,194
Interest cost	8,347	9,413	8,433
Amount of recognized gains and losses	25	(25)	(135)
Amount of prior service cost recognized	(1,074)	(1,074)	786
Total net periodic benefit cost (benefit)	$8,222	$9,192	$10,278

58

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Pension Benefits		Postretirement Medical
	2015	2014	2015	2014
	(In Thousands)
Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:
Items not yet recognized as a component of net periodic cost — prior year	$501,314	$360,264	$(5,504)	$(28,483)
Net transition asset or obligation recognized	—	—	—	—
Net prior service cost or credit arising during the period	—	—	—	(8,184)
Net prior service cost or credit recognized	1,019	1,019	1,075	1,074
Net gain and loss arising during the period	(22,711)	170,275	(35,360)	30,062
Net gain and loss recognized	(41,969)	(30,244)	(26)	27
Items not yet recognized as a component of net periodic cost — current year	$437,653	$501,314	$(39,815)	$(5,504)

Amounts in unassigned funds (surplus) expected to be recognized in the next fiscal year as components of net periodic benefit cost:
Net transition asset or (obligation)	$—	$—	$—	$—
Net prior service cost or (credit)	(3,600)	(1,019)	(1,075)	(1,074)
Net recognized gains and (losses)	35,499	41,302	(1,492)	7

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:
Net transition asset or obligation	$—	$—	$—	$—
Net prior sevice cost or credit	(26,895)	(27,915)	(10,777)	(11,852)
Net recognized gains and losses	464,548	529,229	(29,038)	6,348

59

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Weighted-average assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2015	2014	2015	2014

Weighted-average discount rate	4.05%	4.85%	4.00%	4.80%
Rate of compensation increase	4.60%	4.60%	N/A	N/A
Expected long-term rate of return on plan assets	7.50%	7.50%	N/A	N/A

Weighted-average assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2015	2014	2015	2014

Weighted-average discount rate	4.35%	4.05%	4.31%	4.00%
Rate of compensation increase	4.60%	4.60%	N/A	N/A

The Company’s pension liability was $115.9 million and $141.5 million at December 31, 2015 and 2014, respectively.

The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations.  The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds.  The discount rate was increased from 4.05% at December 31, 2014, to 4.35% at December 31, 2015.  This resulted in a $40.8 million decrease in the pension benefit obligation in 2015.

The Company’s mortality assumption for plan participants, including future mortality improvements are generally derived from tables published by the Society of Actuaries (SOA). In the fourth quarter of 2014, the SOA issued new mortality and mortality improvement tables that raise life expectancies. The Company incorporated the new SOA mortality improvement tables into the December 31, 2014, pension benefit obligation. The change to the mortality assumption resulted in a $60.0 million increase in the pension benefit obligation in 2014.

60

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return. The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2015 and 2014, and the target allocation for 2015 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2015	2015	2014
Asset category:
Equity securities	55%	59%	63%
Fixed income securities	15	14	14
Short-term investments	5	4	—
Other	25	23	23
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an ongoing basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.

61

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.

•                  Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets include certain debt securities for which public price quotations are not available, but that use other market observable inputs from third-party pricing service quotes or internal valuation models using observable inputs.  Level 2 assets also include private funds that invest primarily in domestic debt securities where the Company has the right to redeem its interest at net asset values. The underlying debt securities within these funds employ similar valuation methodologies as the Company’s other investments in debt securities.

•                  Level 3 – Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets primarily include private equity fund interests.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.

Mutual Funds

The fair values of mutual funds have been determined utilizing the net asset values of the funds.

Private Equity and Fixed Income Funds

The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.

62

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Other Assets

Other assets primarily include securities lending reinvested collateral and a group annuity contract. The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.  The group annuity contract is carried at cash surrender value, which approximates fair value.

The fair value of the pension plan’s assets by asset category is as follows:

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2015:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$12,355	$12,355	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,399	—	3,399	—
Corporate securities	74,565	—	71,323	3,242
Residential mortgage-backed securities	19,813	—	19,813	—
Commercial mortgage-backed securities	805	—	805	—
Asset-backed securities	10,798	—	10,798	—
Equity securities:
Common equity	337,446	337,446	—	—
Mutual funds	179,976	179,976	—	—
Preferred stock	3,872	—	3,872	—
Other invested assets:
Private equity and fixed income funds	188,595	—	135,408	53,187
Surplus notes	4,826	—	4,826	—
Real estate	12,991	—	—	12,991
Other assets	133,288	129,194	2,281	1,813
Total plan assets	$982,729	$658,971	$252,525	$71,233

63

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2014:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$12,879	$12,879	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,242	—	3,242	—
Corporate securities	79,294	—	75,976	3,318
Residential mortgage-backed securities	17,533	—	17,533	—
Commercial mortgage-backed securities	6,084	—	6,084	—
Asset-backed securities	6,181	—	6,181	—
Equity securities:
Common equity	363,649	363,649	—	—
Mutual funds	198,626	198,626	—	—
Preferred stock	4,359	—	4,359	—
Other invested assets:
Private equity and fixed income funds	186,728	—	135,346	51,382
Surplus notes	2,049	—	2,049	—
Real estate	17,114	—	—	17,114
Other assets	101,060	94,020	3,962	3,078
Total plan assets	$998,798	$669,174	$254,732	$74,892

64

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2015, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2015	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Assets as of December 31, 2015
	(In Thousands)

Corporate securities	$3,318	$(35)	$—	$(41)	$—	$—	$3,242
Other invested assets:
Private equity and fixed income funds	51,382	5,363	—	(3,558)	—	—	53,187
Real estate	17,114	291	—	(4,414)	—	—	12,991
Other assets	3,078	—	—	(1,265)	—	—	1,813
Total	$74,892	$5,619	$—	$(9,278)	$—	$—	$71,233

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2015, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Corporate securities	$—	$—	$—	$(41)	$(41)
Asset-backed securities	—	—	—	—	—
Other invested assets:
Private equity and fixed income funds	5,498	—	—	(9,056)	(3,558)
Real estate	2,480	—	—	(6,894)	(4,414)
Other assets	—	—	—	(1,265)	(1,265)
Total	$7,978	$—	$—	$(17,256)	$(9,278)

65

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2014, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2014	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3*	Ending Assets as of December 31, 2014
	(In Thousands)
Corporate securities	$3,409	$(53)	$—	$(38)	$—	$—	$3,318
Asset-backed securities	4,847	—	—	48	—	(4,895)	—
Other invested assets:
Private equity and fixed income funds	47,042	6,025	—	(1,685)	—	—	51,382
Real estate	8,964	1,567	—	6,583	—	—	17,114
Other assets	5,549	—	—	(2,471)	—	—	3,078
Total	$69,811	$7,539	$—	$2,437	$—	$(4,895)	$74,892

* Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2014, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Corporate securities	$—	$—	$—	$(38)	$(38)
Asset-backed securities	—	—	—	48	48
Other invested assets:
Private equity and fixed income funds	4,282	—	—	(5,967)	(1,685)
Real estate	6,583	—	—	—	6,583
Other assets	—	—	—	(2,471)	(2,471)
Total	$10,865	$—	$—	$(8,428)	$2,437

66

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

For measurement purposes of the postretirement benefit obligation, a 5.625% annual rate of increase in the per capita cost of covered health care benefits is assumed for 2015. The rate was assumed to decrease gradually to 4.75% for 2023 and remain at that level thereafter.

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2015, by $25.9 million and $(21.4) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2015 by $1.4 million and $(1.1) million, respectively.

At December 31, 2015, the assets of the Company’s pension include approximately $69.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $172.0 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc., and a $1.8 million investment in a group annuity contract issued by Lafayette Life. At December 31, 2014, the assets of the Company’s pension include approximately $130.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $170.7 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc., and a $3.1 million investment in a group annuity contract issued by Lafayette Life.

As of December 31, 2015, future benefit payments for the pension plan are expected as follows (in millions):

2016	$52.9
2017	53.6
2018	54.2
2019	54.8
2020	55.7
Five years thereafter	296.4

67

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Future benefit payments for the postretirement medical plan, net of amounts contributed by plan participants, are expected as follows (in millions):

2016	$11.7
2017	11.6
2018	11.4
2019	11.4
2020	11.7
Five years thereafter	57.0

The Company does not anticipate a required contribution to the pension plan during 2016. The Company did not contribute to the pension plan during 2015.

The Company made contributions to the postretirement medical plan of $9.6 million in 2015 and expects to contribute $114.7 million between 2016 and 2025, inclusive. The Company received $0.0 million of subsidies in 2015. The Company’s postretirement medical plan did not collect the Medicare Part D Subsidy for claims activity occurring after January 1, 2013.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year. The total of the Company’s contributions to the defined contribution plan were $4.2 million, $5.9 million, and $3.9 million for 2015, 2014 and 2013, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2015, were as follows:

		Net of
	Gross	Loading
	(In Thousands)

Ordinary new business	$6,742	$395
Ordinary renewal	74,396	51,122
Accident and health renewal	404	301
Assumed investment type-contracts	129	129
Total	$81,671	$51,947

68

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties

(Statutory-Basis)

December 31, 2015

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$144,202	$147,918	$144,202
States, municipalities and political subdivisions	304,434	320,327	304,434
Foreign governments	33,755	36,369	33,755
All other corporate bonds	3,084,743	3,287,043	3,084,743
Preferred stocks	38,404	43,749	38,404
Total fixed maturities	3,605,538	3,835,406	3,605,538

Equity securities
Common stocks:
Industrial, miscellaneous and all other	1,017,750	1,211,921	1,211,921

Mortgage loans on real estate	41,006		41,006
Real estate	30,007		30,007
Policy loans	168,582		168,582
Other long-term investments	325,639		325,639
Cash, cash equivalents and short-term investments	206,151		206,151
Total investments	$5,394,673		$5,588,844

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

70

The Western and Southern Life Insurance Company

Supplementary Insurance Information (Statutory-Basis)

(In Thousands)

Schedule III

						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written
Year ended December 31, 2015
Individual life	$2,520,391	$—	$46,560	$228,465	$172,600	$241,512	$76,877
Individual health	244,891	2,125	3,138	22,248	14,191	22,545	14,523	$22,250
Group life and health	91,003	—	105	3,571	2,845	7,069	250	—
Annuity	7,702	—	12,427	1,913	673	128,884	980
Corporate and other	—	—	—	—	355,014	—	47,787
	$2,863,987	$2,125	$62,230	$256,197	$545,323	$400,010	$140,417

Year ended December 31, 2014
Individual life	$2,544,368	$—	$52,446	$232,956	$167,152	$221,931	$75,295
Individual health	228,318	2,190	3,508	23,884	13,436	22,691	16,171	$23,894
Group life and health	90,471	—	351	4,740	2,485	7,571	634	—
Annuity	8,061	—	10,484	1,720	471	119,900	844
Corporate and other	—	—	—	—	502,017	—	41,266
	$2,871,218	$2,190	$66,789	$263,300	$685,561	$372,093	$134,210

Year ended December 31, 2013
Individual life	$2,550,277	$—	$55,984	$237,414	$182,366	$268,807	$76,206
Individual health	221,970	2,285	2,853	25,214	13,211	21,332	14,870	$25,221
Group life and health	89,285	—	1,031	1,624	3,590	5,009	355	—
Annuity	9,203	—	10,894	2,605	575	116,368	823
Corporate and other	—	—	—	—	123,063	—	32,626
	$2,870,735	$2,285	$70,762	$266,857	$322,805	$411,516	$124,880

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

71

The Western and Southern Life Insurance Company

Reinsurance (Statutory-Basis)

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net
Year ended December 31, 2015
Life insurance in force	$15,321,486	$1,886,727	$299,845	$13,734,604	2%
Premiums:
Individual life	$228,636	$1,373	$1,202	$228,465	1%
Individual health	27,024	4,777	—	22,247	—
Group life and health	3,571	—	—	3,571	—
Annuity	39	—	1,875	1,914	98%
	$259,270	$6,150	$3,077	$256,197	1%

Year ended December 31, 2014
Life insurance in force	$15,615,319	$1,968,933	$402,590	$14,048,976	3%
Premiums:
Individual life	$233,127	$1,466	$1,295	$232,956	1%
Individual health	28,016	4,132	—	23,884	—
Group life and health	4,740	—	—	4,740	—
Annuity	30	—	1,690	1,720	98%
	$265,913	$5,598	$2,985	$263,300	1%

Year ended December 31, 2013
Life insurance in force	$15,861,338	$2,040,255	$443,102	$14,264,185	3%
Premiums:
Individual life	$237,305	$1,236	$1,344	$237,413	1%
Individual health	29,257	4,043	—	25,214	—
Group life and health	1,625	—	—	1,625	—
Annuity	39	—	2,566	2,605	99%
	$268,226	$5,279	$3,910	$266,857	1%

72

PART C - Other Information

Item 24.                   Financial Statements and Exhibits

(a)         Financial Statements included in Part A:

Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

Separate Account I of National Integrity Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2015

Statements of Operations for the Year Ended December 31, 2015

Statements of Changes in Net Assets for the Years Ended December 31, 2015 and 2014

Notes to Financial Statements

National Integrity Life Insurance Company (Depositor):

Report of Independent Auditors

Balance Sheets (Statutory-Basis) as of December 31, 2015 and 2014

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2015, 2014 and 2013

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2015, 2014 and 2013

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2015, 2014 and 2013

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Auditors

Balance Sheets (Statutory-Basis) as of December 31, 2015 and 2014

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2015, 2014 and 2013

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2015, 2014 and 2013

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2015, 2014 and 2013

Notes to Financial Statements (Statutory-Basis)

(b)  Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.              Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) authorizing the establishment of Separate Account I, the Registrant.  Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

2.              Not Applicable

3.

a.              Form of Selling/General Agent Agreement among National Integrity, Touchstone Securities, Inc. and broker dealers.  Incorporated by reference to Exhibit 99.3(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

b.              Form of Selling Agreement among W&S Financial Group Distributors, Inc., on behalf of National Integrity, Touchstone Securities, Inc., and broker dealers.  Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

c.               Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated May 1, 2006.  Incorporated by reference to Exhibit 99.3(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

4.

a.              Form of owner driven variable annuity contract.  Incorporated by reference to Exhibit 99.4(A) to

1

Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2012.

b.              Form of death benefit rider.  Incorporated by reference to Exhibit 99.4(B) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.

c.               Form of endorsement to guaranteed lifetime withdrawal benefit rider effective May 1, 2014.  Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 28, 2015.

d.              Form of individual guaranteed lifetime withdrawal benefit rider.  Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2012.

e.               Form of spousal guaranteed lifetime withdrawal benefit rider.  Incorporated by reference to Exhibit 99.4(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2012.

f.                Form of traditional and SEP IRA endorsement.  Incorporated by reference to Exhibit 99.4(E) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.

5.

a.              Form of Application for Owner Driven Contract.  Incorporated by reference to Exhibit 99.5(A) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.

b.              Form of New York Application for Owner Driven Contract.  Incorporated by reference to Exhibit 99.5(B) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.

6.

a.              Certificate of Incorporation of National Integrity.  Incorporated by reference to Exhibit 99.6(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

b.              By-Laws of National Integrity.  Incorporated by reference to Exhibit 99.6(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

c.               Certificate of Amendment of the Charter of National Integrity Life Insurance Company, effective December 16, 2013.  Incorporated by reference to Exhibit 99.6(C) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

7.              Not applicable.

8.

a.              Participation Agreement among National Integrity, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation effective December 10, 2010.  Incorporated by reference to Exhibit 99.8(A) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed April 27, 2011.

b.              First Amendment to Participation Agreement among National Integrity, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation effective April 16, 2014.  Incorporated by reference to Exhibit 99.8(B) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 28, 2015.

c.               Electronic Trading Agreement between National Integrity and The Vanguard Group, Inc., effective April 16, 2014.  Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 28, 2015.

d.              Voting Agreement between National Integrity and The Vanguard Group, Inc. effective December 1, 2010.  Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed April 27, 2011.

e.               Voting Agreement between National Integrity and BlackRock, Inc. effective December 1, 2010.  Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed April 27, 2011.

f.                Access Agreement between National Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(E) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.

g.               ETF xChange Authorization between National Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10,

2

2010.

h.              Amendment 2 to Access Agreement and ETFxChange Authorization between Integrity and Mid Atlantic Trust Company effective February 2, 2015.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 28, 2015.

i.                  Custodial Agreement between National Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.

9.              Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

10.

a.              Consent of Independent Registered Public Accounting Firm, filed herewith.

b.              Consent of Independent Auditors, filed herewith.

11.       Not applicable.

12.       Not applicable.

13.       Powers of Attorney of each member of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically Donald A. Bliss dated December 14, 2011 and John F. Barrett, James N. Clark, Jo Ann Davidson, George V. Voinovich, George H. Walker, III, and Thomas L. Williams, each dated December 20, 2011.  Incorporated by reference to Exhibit 99.13 to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178439), filed December 28, 2011.

14.       Guarantee from WSLIC to the policy holders of National Integrity.  Incorporated by reference to Exhibit 99.14 to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

15.       Cover letter, filed herewith.

Item 25.                   Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor, are as follows:

Directors:
John F. Barrett	Director, Chairman of the Board
Edward J. Babbitt	Director, Secretary
Jill T. McGruder	Director, President and Chief Executive Officer
Jonathan D. Niemeyer	Director
Donald J. Wuebbling	Director
Daniel J. Downing	Director, Senior Vice President
Eric C. Fast(1)	Director
Cameron F. MacRae III(2)	Director
Newton Phelps Stokes Merrill(3)	Director
George R. Bunn Jr.(4)	Director

Officers:
John F. Barrett	Director, Chairman of the Board
Jill T. McGruder	Director, President and Chief Executive Officer
Edward J. Babbitt	Director, Secretary
Daniel J. Downing	Director, Senior Vice President
Roger M. Lanham	Senior Vice President and Co-Chief Investment Officer
Brendan M. White	Senior Vice President and Co-Chief Investment Officer
Karen A. Chamberlain	Senior Vice President and Chief Information Officer
Kevin L. Howard	Senior Vice President and General Counsel
Daniel W. Harris	Senior Vice President and Chief Actuary
Mark E. Caner	Senior Vice President
James J. Vance	Senior Vice President and Treasurer
D. Todd Henderson	Senior Vice President and Chief Risk Officer
Bradley J. Hunkler	Senior Vice President and Chief Financial Officer
Wade M. Fugate	Vice President and Controller
Bruce W. Maisel	Vice President and Chief Compliance Officer
Terrie A. Wiedenheft	Vice President

3

Phillip E. King	Vice President and Auditor
Daniel R. Larsen	Vice President
Denise L. Sparks	Vice President
Lisa B. Fangman	Vice President
Brian A. Eichhold	Assistant Vice President
Patricia J. Wilson	Vice President
Donald P. Myers	Assistant Vice President
Ryan K. Richey	Assistant Vice President
Andrew P. Shull	Assistant Vice President
Jacob C. Stuber	Assistant Vice President
James R. Murray	Assistant Vice President
Barbara A. Edwards	Assistant Vice President
Robert F. Noschang	Assistant Vice President
Aaron J. Wolf	Assistant Vice President and Chief Underwriter
Jay V. Johnson	Assistant Vice President and Assistant Treasurer
John S. Musgrove	Assistant Vice President and Assistant Treasurer
Cheryl J. Stotts	Assistant Vice President and Assistant Treasurer
Kathleen A. Cornelius	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Rebecca L. Deppen	Manager, Annuity New Business
Sharon Cummings	Licensing Officer
Brenda L. Elliott	Manager, Licensing

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 100 First Stamford Place, 4th Floor East, Stamford, Connecticut 06902

(2) Principal Business Address: 1540 Broadway, New York, NY 10036-4086

(3) Principal Business Address: 262 Central Park West, Apt. 12B, New York, NY 10024

(4) Principal Business Address: 126 East 56th Street, 12th Floor, New York, NY 10022-3584

Item 26.                   Persons Controlled by or Under Common Control with National Integrity or Registrant

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
1373 Lexington Road Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by Eagle Realty Investments, Inc. (ERI)	owns/operates real estate
2758 South Main SPE, LLC	OH	LLC	100% by The Western and Southern Life Insurance Company (WSLIC)	owns/operates real estate
506 Phelps Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
82 Flats, LLC	IN	LLC	64% by Flats Apartments Investor Holdings, LLC; 1% by ERI	owns real estate
Airport Exchange Hotel Partners	KY	GP	74% by WS Airport Exchange GP, LLC; 1% by ERI	owns/operates real estate
Apex Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Apex Louisville, LLC	KY	LLC	64% by Apex Housing Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Autumn Village Apartments, LLC	GA	LLC	100% by Country Place Associates	owns real estate entities
Axis JV, LLC	KY	LLC	64% by 1373 Lexington Road Investor Holding, LLC; 1% by ERI	owns/operates real estate
Axis Louisville, LLC	KY	LLC	100% by Axis JV, LLC	owns/operates real estate
Axis Perimeter Center GP, LLC	OH	LLC	100% by ERI	owns real estate entities
Baton Rouge Cottages Investor, LLC	OH	LLC	100% by Baton Rouge Housing Holdings, LLC	owns real estate entities

4

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Baton Rouge Housing Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Belle Haven Apts, LLC	DE	LLC	100% by Fore Eagle JV, LLC	owns real estate
Belle Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC: 2% by ERI	owns real estate entities
Brickyard Apartments, LLC	DE	LLC	54% by BY Apartment Investor Holdings, LLC	owns/operates real estate
Brickyard Investments, LLC	DE	LLC	100% by Brickyard Apartments, LLC	owns/operates real estate
Buckeye Venture Partners, LLC	OH	LLC	60% by Fort Washington Investment Advisors, Inc. (FWIA); 40% by Peppertree Partners, LLC	manages private equity fund
BVP NEO, LLC	OH	LLC	100% by FWIA	manages private equity fund
BY Apartment Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Canal Senate Apartments, LLC	IN	LLC	100% by WSLIC	owns/operates real estate
Carmel Holdings, LLC	OH	LLC	49% by W&S Real Estate Holdings, LLC; 1% by ERI	owns real estate entity
Carmel Hotel Investor, LLC	OH	LLC	100% by Carmel Holdings, LLC	owns real estate entity
Carmel Hotel, LLC	IN	LLC	74% by Carmel Hotel Investor, LLC; 1% by ERI	owns/operates real estate
Carthage Senior Housing, Ltd.	OH	LLC	98% by W&S Real Estate Holdings, LLC; 1% by ERI	owns/operates real estate
CDC-Baton Rouge, LLC	AL	LLC	59% by Baton Rouge Cottages Investor, LLC	owns real estate entities
Centreport Hotels LLC	TX	LLC	75% by ERI	owns/operates real estate
Centreport Partners LP	TX	LP	25.25% by WSLIC; 49% by WSLR Dallas LLC; 1% by ERI	owns/operates real estate
Cincinnati Analysts, Inc.	DE	Corp	100% by Columbus Life Insurance Company	broker-dealer/ registered investment advisor
Cleo Residences, LLC	DE	LLC	49% by Gallatin Eastland Investor Holdings, LLC; 1% Eagle Realty Group, LLC (ERG)	owns/operates real estate
Cleveland East Hotel, LLC	OH	LLC	74% by WSALD CEH, LLC; 1% by ERI	owns/operates real estate
Columbus Life Insurance Company	OH	Corp	100% by WSLIC	insurance company
Concorde Circle Apartments, LLC	DE	LLC	49% by Linthicum Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Country Place Associates	OH	GP	90% by WS Country Place GP, LLC; 10% by ERI	owns/operates real estate
Crabtree Apartments, LLC	TX	LLC	59% by Crabtree Commons Apts Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Crabtree Commons Apts Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Cranberry NP Hotel Company, LLC	PA	LLC	74% by NP Cranberry Hotel Investor LLC; 1% by ERI	owns/operates real estate
Crossings Apartments Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Dallas City Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Day Hill Road Land LLC	CT	LLC	74% by W&S Real Estate Holdings, LLC; 1% by ERI	owns real estate entities
Daybreak Parkway Fee Owner,	DE	LLC	100% by Daybreak Parkway Land Partners, LLC	owns/operates real estate

5

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
LLC
Daybreak Parkway Land Partners, LLC	DE	LLC	64% by Crossings Apartments Holdings, LLC; 1% by ERI	owns real estate entities
Domain at Dunvale, LLC	TX	LLC	49% by Dunvale Investor Holdings, LLC; 1% ERG	owns/operates real estate
Dublin Hotel LLC	OH	LLC	25% by WSLIC; 49% by WSLR Columbus LLC; 1% by ERI	owns/operates real estate
Dunvale Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Dwell at Legacy, LLC	TX	LLC	50% by Sonterra Legacy Investor Holdings, LLC	owns/operates real estate
Eagle Realty Capital Partners, LLC	OH	LLC	100% by ERG	investment adviser
Eagle Realty Group, LLC	OH	LLC	100% by Western & Southern Investment Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc.	OH	Corp	100% by ERG	real estate
East Denver Investor Holdings, LLC	OH	LLC	76.0946% by W&S Real Estate Holdings, LLC; 1.5529% by ERI	owns real estate entities
Elan Dallas City Lights Owner, LP	DE	LP	99% by Elan Dallas City Lights Limited Partner, LP	owns/operates real estate
Elan Dallas City Lights Limited Partner, LP	DE	LP	100% by Elan Dallas City Lights, LLC	owns/operates real estate
Elan Dallas City Lights, LLC	DE	LLC	59% by Dallas City Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Elan Galleria Investment, LLC	OH	LLC	100% by Galleria Investor Holdings, LLC	owns real estate entities
Elan Kennedy Flats, LLC	DE	LLC	59% by One Kennedy Housing Investor Holdings, LLC; 1% by ERI	owns/operates real estate
FDC Siena JV, LLC	DE	LLC	69% by Siena Investor Holdings, LLC; 1% by ERI	owns real estate
Flats Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Flats Crossing Investment, LLC	OH	LLC	100% by Flats Apartments Investor Holdings, LLC	owns real estate entities
Fore Eagle JV, LLC	DE	LLC	69% by Belle Housing Investor Holdings, LLC; 1% by ERI	owns real estate
Fort Washington Capital Partners, LLC (FWCP)	DE	LLC	100% by FWIA	managing partner for numerous private equity funds
Fort Washington Emerging Market Debt LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	fixed income
Fort Washington Fixed Income LLC	DE	LLC	100% by FWIA	private fixed income fund
Fort Washington Full Discretion Fixed Income LLC	DE	LLC	Managing Member Fort Washington Fixed Income LLC; investors include WSLIC	managing member for private fixed income fund
Fort Washington Global Alpha Domestic Fund LP	DE	LP	GP is Fort Washington Global Alpha GP LLC; WSFG is sole limited partner	hedge fund
Fort Washington Global Alpha GP LLC	DE	LLC	100% by FWIA	GP of hedge fund
Fort Washington Global Alpha Master Fund LP	Cay-men Isles	LP	GP is Fort Washington Global Alpha GP LLC; Fort Washington Global Alpha Domestic Fund LP is limited partner	hedge fund

6

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Fort Washington Global Alpha SLP LLC	DE	LLC	50% by FWIA	special limited partner of hedge fund
Fort Washington High Yield Investors II, LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	OH	Corp	100% by Western & Southern Investment Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	DE	LP	GP is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	DE	LP	GP is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	DE	LP	GP is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IX, L.P.	DE	LP	GP is FWPEI IX GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IX-B, L.P.	DE	LP	GP is FWPEI IX GP, LLC; WSLIC is the sole limited partner	private equity fund
Fort Washington Private Equity Investors IX-K, L.P.	DE	LP	GP is FWPEI IX GP, LLC	private equity fund
Fort Washington Private Equity Investors V, L.P.	DE	LP	GP is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	DE	LP	GP is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	DE	LP	GP is FWPEI VI GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VII, L.P.	DE	LP	GP is FWPEI VII GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VIII, L.P.	DE	LP	GP is FWPEI VIII GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VIII-B, L.P.	DE	LP	GP is FWPEI VIII GP, LLC; WSLIC is the sole limited partner	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	DE	LP	GP is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	DE	LP	GP is FWPEO II GP, LLC; WSLIC is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III, L.P.	DE	LP	GP is FWPEO III GP, LLC; WSLIC is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III-B, L.P.	DE	LP	GP is FWPEO III GP, LLC; WSLIC is the sole limited partner	private equity fund
Frontage Lodging Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
FWPEI IX GP, LLC	DE	LLC	100% by FWIA	general partner of Fund IX
FWPEI V GP, LLC	DE	LLC	100% by FWIA	general partner of the three private equity funds

7

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
FWPEI VI GP, LLC	DE	LLC	100% by FWIA	general partner of Fund VI
FWPEI VII GP, LLC	DE	LLC	100% by FWIA	general partner of Fund VII
FWPEI VIII GP, LLC	DE	LLC	100% by FWIA	general partner of Fund VIII
FWPEO II GP, LLC	DE	LLC	100% by Fort Washington Investment Advisors, Inc.	manages private equity fund
FWPEO III GP, LLC	DE	LLC	100% by Fort Washington Investment Advisors, Inc.	manages private equity fund
Gallatin Eastland Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Galleria Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Galveston Summerbrooke Apts., LLC	TX	LLC	54% by Summerbrooke Apartments Investor, LLC; 1% by ERI	owns/operates real estate
Greenwood Reserve Apartments, LLC	KS	LLC	64% by Olathe Apartments Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Grelot Cody Apartments, LLC	OH	LLC	100% by Vinings Trace, LLC	owns real estate entities
GS Beach Club, LLC	DE	LLC	76.5% by Winkler Extension Apartments Investor, LLC	owns real estate entities
GS Multifamily Dallas Galleria, LLC	DE	LLC	59% by Galleria Investor Holdings, LLC; 1% by ERI	owns real estate
GS Yorktown Apartments, LP	DE	LP	59% by YT Crossing Apartments Investor, LLC; 1% by ERI	owns real estate entities
IFS Financial Services, Inc. (IFS)	OH	Corp	100% by Western-Southern Life Assurance Company (WSLAC)	owns operating entities
Insurance Profillment Solutions, LLC	OH	LLC	100% by WSLIC	insurance marketing
IR Mall Associates, Ltd.	FL	LP	49.50% by WSLIC	owns/operates real estate
IR Mall Company, L.C.	FL	LLC	50% by ERI	owns/operates real estate
JLB Southpark Apartments LLC	DE	LLC	49% by SP Charlotte Apts Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Kissimmee Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
LaCenterra Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
LaCenterra Apartments, LLC	TX	LLC	59% LaCenterra Apartments Investor Holdings, LLC; 1% ERI	owns/operates real estate
LaFrontera Hotel LLC	TX	LLC	75% by ERI	owns/operates real estate
LaFrontera Lodging Partners LP	OH	LP	74.25% by W&S Real Estate Holdings, LLC	owns/operates real estate
LeRoy Glen Investment, LLC	OH	LLC	100% by WSLIC	owns real estate
Linthicum Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
LLIA, Inc.	OH	Corp	100% by The Lafayette Life Insurance Company (LLIC)	insurance agency
Lookout Corporate Center	KY	JVGP	50% by WS Lookout GP, LLC	owns/operates real estate
Lugano Apartments, LLC	DE	LLC	59% by WS; 1% ERG	owns/operates real estate

8

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Lytle Park Inn, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Main Hospitality Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Mallard Sherburn Apartments, LLC	OH	LLC	100% by WSLIC	owns real estate entities
MC Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Midtown Park Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Miller Creek Associates, LLC	DE	LLC	59% by Miller Creek Investor Holdings, LLC	owns real estate
Miller Creek Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and ERI 2%	owns real estate entities
Miller Creek Residences, LLC	DE	LLC	100% by Miller Creek Associates, LLC	owns real estate
MP Dallas Development Holdings, LLC	DE	LLC	49% by Midtown Park Investor Holdings, LLC; 1% ERG	owns real estate entities
MP Dallas Project Owner, LLC	DE	LLC	100% by MP Dallas Development Holdings, LLC	owns/operates real estate
National Integrity Life Insurance Company	NY	Corp	100% by Integrity Life Insurance Company	insurance company
NE Emerson Edgewood, LLC	IN	LLC	60% by LLIC	owns real estate entities
NEO Capital Fund, LP	DE	LP	General Partner is BVP NEO, LLC	private equity fund
North Braeswood Meritage Holdings, LLC	OH	LLC	100% by WSLAC	owns real estate entities
North Broad Callowhill Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
North Pittsburgh Hotel LLC	PA	LLC	74% by WSALD NPH, LLC; 1% by ERI	owns/operates real estate
Northeast Cincinnati Hotel LLC	OH	LLC	25% by WSLIC; 49% by WSLR Cincinnati LLC; 1% by ERI	owns/operates real estate
NP Cranberry Hotel Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
NP Cranberry Hotel Investor, LLC	OH	LLC	100% by NP Cranberry Hotel Holdings, LLC	owns/operates real estate
Olathe Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
One Kennedy Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
OTR Housing Associates, L.P.	OH	LP	98% by WSLIC; 1% by ERI	owns/operates real estate
OTR Redevelopment Group, LLC	OH	LLC	100% by OTR Walnut Housing, Ltd.	owns real estate
OTR Transitional Housing, L.P.	OH	LP	99% by WSLIC	owns/operates real estate
OTR-Walnut Housing, Ltd.	OH	LLC	100% by ERI	owns/operates real estate
Overland Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Park Avenue Lofts, LLC	CO	LLC	49% by Uptown Denver Investor, LLC; 1% by ERI	owns/operates real estate
Parkside Residences, LLC	DE	LLC	54% by Railroad Parkside Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Peppertree Fund II, LP	DE	LP	General Partner is Peppertree Partners, LLC	private equity fund

9

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Peppertree Partners, LLC	OH	LLC	100% voting interest by FWIA	manages private equity fund
Peppertree Special Venture Fund, LLC	DE	LLC	Managing Member is Peppertree Partners, LLC	private equity fund
Perimeter Development Holdings, LLC	DE	LLC	49% by Perimeter TC Investor Holdings, LLC; 1% ERG	owns real estate entities
Perimeter Project Owner, LLC	DE	LLC	100% by Perimeter TC Investor Holdings, LLC	owns/operates real estate
Perimeter TC Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Prairie Lakes Apartments Investor, LLC	OH	LLC	100% by Prairie Lakes Holdings, LLC	owns real estate entities
Prairie Lakes Apartments, LLC	IN	LLC	64% by Prairie Lakes Apartments Investor, LLC; 1% by ERI	owns real estate entities
Prairie Lakes Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Prairiefire Apartments II, LLC	KS	LLC	100% by Prairiefire Apartments, LLC	owns/operates real estate
Prairiefire Apartments, LLC	KS	LLC	64% by Overland Apartments Investor Holdings, LLC; 1% by ERI	owns real estate
Queen City Square Development I, LLC	OH	LLC	100% by ERG	operation of real estate
Queen City Square, LLC	OH	LLC	99.75% by WSLIC; 0.25 by ERI	owns/operates real estate
Race Street Development, Ltd.	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns/operates real estate
Railroad Parkside Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% by ERI	owns real estate entities
Randolph Tower Affordable Investment Fund, LLC	DE	LLC	99.99% by the Western and Southern Life Insurance Company	real estate ownership entities
Ridge at Robinson Apartments, LLC	DE	LLC	59% by Settlers Ridge Robinson Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Ridgegate Apartments Investor, LLC	OH	LLC	100% by Ridgegate Holdings, LLC	owns real estate entities
Ridgegate Commonwealth Apartments, LLC	CO	LLC	44% by Ridgegate Apartments Investor, LLC; 1% by ERI	owns real estate entities
Ridgegate Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Russell Bay Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	real estate ownership entity(ies)
Settlers Ridge Robinson Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Seventh and Culvert Garage, LLC	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns real estate entities
Shelbourne Campus Properties, LLC	DE	LLC	54% by Shelbourne Housing Investor, LLC; 1% by ERI	owns/operates real estate
Shelbourne Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entity
Shelbourne Housing Investor, LLC	OH	LLC	100% by Shelbourne Holdings, LLC	owns real estate entity
Siena Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings LLC; 2% by ERI	owns real estate entities
Siena Medical District, LLC	DE	LLC	100% by FDC Siena JV, LLC	owns real estate

10

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Sixth and Race Development, LLC	OH	LLC	71% by Race Street Development, Ltd., 29% by ERI	owns/operates real estate
Skye Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% by ERI	owns real estate entities
Skye at Arbor Lakes II, LLC	DE	LLC	59% by Skye Apartments Investor Holdings, LLC; 1% by ERI; and 40% by third party developer	owns/operates real estate
Skye at Arbor Lakes, LLC	DE	LLC	69% by Skye Apartments Investor Holdings, LLC; 1% by ERI; 30% by third-party partner entity (SK Arbor Lakes Limited Partnership)	owns real estate entities
Skye Maple Grove, LLC	DE	LLC	100% by Skye at Arbor Lakes, LLC	owns/operates real estate
Skyport Hotel LLC	KY	LLC	25% by WSLIC, 49% by WSLR Skyport LLC; 1% by ERI	owns/operates real estate
Sonterra Legacy Investor Holdings, LLC	OH	LLC	100% by Trust dated August 25, 2014 for benefit of WSLIC Separate Account A (ERG, Trustee)	owns real estate entities
Southside Tunnel Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% by ERI	owns/operates real estate
Southside Works City Apartments, LLC	DE	LLC	49% by Southside Tunnel Apartments Investor Holdings, LLC; 50% by Village Green Holdings, LLC; 1% by ERI	owns real estate entities
SP Charlotte Apts Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
SPX Holding LLC	OH	LLC	50% by WSFG	Airplane ownership/leasing
SSW Jet Ltd	OH	LLC	50% by WSFG	Airplane ownership/leasing
Stony Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	real estate ownership entity(ies)
Summerbrooke Apartments Investor, LLC	OH	LLC	100% by Summerbrooke Holdings, LLC	owns real estate entity
Summerbrooke Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entity
Sundance Hotel Investor, LLC	OH	LLC	100% by Sundance LaFrontera Holdings, LLC	owns real estate entities
Sundance Hotel, LLC	DE	LLC	64% by Sundance Hotel Investor, LLC; 1% by Eagle Realty Investments, Inc	owns real estate entities
Sundance LaFrontera Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
The Lafayette Life Insurance Company	OH	Corp	100% by Western & Southern Financial Group, Inc. (WSFG)
The Ohio Capital Fund LLC	OH	LLC	Managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Peppertree Fund, LP	DE	LP	General Partner is Peppertree Partners, LLC	private equity fund
The Western and Southern Life Insurance Company	OH	Corp	100% by WSFG
Touchstone Advisors, Inc.	OH	Corp	100% by IFS	registered investment adviser
Touchstone Securities, Inc.	NE	Corp	100% by IFS	broker-dealer
Trevi Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Trevi Fee Owner, LLC	DE	LLC	100% by Trevi Land Partners, LLC	owns/operates real estate

11

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Trevi Land Partners, LLC	DE	LLC	64% by Trevi Apartment Holdings, LLC; 1% by ERI	real estate ownership entity(ies)
Tri-State Growth Capital Fund I, L.P.	DE	LP	GP is Tri-State Ventures, LLC; investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	DE	LP	GP is Tri-State Ventures II, LLC; investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	DE	LLC	100% by FWIA	private equity fund
Tri-State Ventures, LLC	DE	LLC	100% by FWIA	private equity fund
Union Centre Hotel LLC	OH	LLC	25% by WSLIC; 49% by WSLR Union LLC; 1% by ERI	owns/operates real estate
Uptown Denver Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entity
Uptown Denver Apartments, LLC	DE	LLC	49% by East Denver Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Uptown Denver Investor, LLC	OH	LLC	100% by Uptown Denver Apartment Holdings, LLC	owns real estate entity
Vail Hotel Holdings ESHV, LLC	DE	LLC	74% by Frontage Lodging Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Vail Hotel Owner ESHV, LLC	DE	LLC	100% by Vail Hotel Holdings ESHV, LLC	owns/operates real estate
Vinings Trace, LLC	IN	LLC	99% by WSLIC, 1% by ERI	owns/operates real estate
Vulcan Hotel LLC	AL	LLC	25% by WSLIC; 49% by WSLR Birmingham LLC; 1% by ERI	owns/operates real estate
W&S Brokerage Services, Inc.	OH	Corp	100% by WSLAC	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	OH	Corp	100% by WSLAC	insurance agency
W&S Real Estate Holdings, LLC	OH	LLC	100% by WSLIC	owns real estate entities
Western & Southern Agency, Inc.	OH	Corp	100% by WSLIC	insurance agency
Western & Southern Financial Fund Inc	OH	Non Profit Corp	Grants awarded by WSFG	charitable giving
Western & Southern Financial Group, Inc.	OH	Corp	100% by WSMHC	holding company
Western & Southern Investment Holdings, LLC	OH	LLC	100% by WSLIC	owns operating entities
Western & Southern Mutual Holding Company (WSMHC)	OH	Corp	Mutual Insurance Holding Company	owns operating entities
Western-Southern Life Assurance Company (WSLAC)	OH	Corp	100% by WSLIC	insurance company
Windsor Hotel LLC	CT	LLC	25% by WSLIC; 49% by WSLR Hartford LLC; 1% by ERI	owns/operates real estate
Winkler Extension Apartments Investor, LLC	OH	LLC	100% by ERG, as Trustee under a Trust Agreement dated November 30, 2009 for the benefit of WSLIC Separate Account A	owns real estate entities
Wright Executive Hotel Limited	OH	LP	60.50% by WSLIC; 0.61% by WS Wright Hotel GP, LLC	owns/operates real estate

12

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Partners
WS Airport Exchange GP, LLC	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Country Place GP, LLC	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Lookout JV, LLC	OH	LLC	100% by WSLIC	owns/operates real estate
WS Wright Hotel GP, LLC	OH	LLC	100% by WSLIC	owns/operates real estate
WSA Commons, LLC	GA	LLC	50% by WSLIC	owns/operates real estate
WSALD CEH, LLC	OH	LLC	50% by WSLIC	owns/operates real estate
WSALD NPH, LLC	OH	LLC	50% by WSLIC; 1% by ERI	owns/operates real estate
WSFG WG Aurora IL, LLC	OH	LLC	100% by Country Place Associates	owns/operates real estate
WSFG WG Charlotte NC, LLC	OH	LLC	100% by Country Place Associates	owns/operates real estate
WSFG WG Columbus OH, LLC	OH	LLC	100% by Vinings Trace, LLC	owns/operates real estate
WSFG WG Holding RI, LLC	OH	LLC	100% by Country Place Associates	owns/operates real estate
WSFG WG Providence RI, LLC	OH	LLC	100% by Country Place Associates	owns/operates real estate
WSFG WG Stallings NC, LLC	OH	LLC	100% by Vinings Trace, LLC	owns/operates real estate
WSL Partners, L.P.	DE	LP	GP is FWCP; investors include WSLIC	private equity fund
WSLR Birmingham LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Cincinnati LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Columbus LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Dallas LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Hartford LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Holdings LLC	DE	LLC	24.49% by WSLIC	owns real estate entity
WSLR LLC	DE	LLC	100% by WSLR Holdings LLC	owns real estate entities
WSLR Skyport LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Union LLC	OH	LLC	100% by WSLR LLC	owns real estate
YT Crossing Apartments Investor, LLC	OH	LLC	100% by YT Crossing Holdings, LLC	owns real estate entities
YT Crossing Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities

Item 27.              Number of Contract Owners

As of March 7, 2016, 38 qualified and 0 non-qualified contracts issued pursuant to this registration statement were outstanding.

Item 28.              Indemnification

National Integrity’s By-Laws provide, in Article VII, Section 7.1 provides:

To the extent permitted by the laws of the State of New York, subject to all applicable requirements thereof:

(a)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

(b)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization on any capacity at the request of the Company may be indemnified by the Company; and

(c)  the related expenses of any such person in any other of said categories may be advanced by the Company.

13

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.              Principal Underwriters

(a)    Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of National Integrity Life Insurance Company.  Touchstone Securities also serves as an underwriter for Separate Accounts I and VUL of Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Account 1, Columbus Life Insurance Company Separate Account I and for the shares of several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)    The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:
James N. Clark	Director
Jill T. McGruder	Director and Chief Executive Officer
Donald J. Wuebbling	Director

Officers:
Steven M. Graziano	President
Jill T. McGruder	Chief Executive Officer
James J. Vance	Senior Vice President and Treasurer
Sharon L. Karp	Vice President
Daniel R. Larsen	Vice President
Patricia J. Wilson	Vice President
Thomas A. Shoemake	Chief Compliance Officer
Terrie A. Wiedenheft	Chief Financial Officer
Jay V. Johnson	Assistant Vice President and Assistant Treasurer
John S. Musgrove	Assistant Vice President and Assistant Treasurer
Cheryl J. Stotts	Assistant Vice President and Assistant Treasurer
Kathleen A. Cornelius	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Rhonda S. Malone	Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(c)                                               Not applicable.

Item 30.                  Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 400 Broadway, Cincinnati, Ohio 45202.

Item 31.                  Management Services

There are currently no management-related services provided to the Registrant.

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Item 32.                  Undertakings

The Registrant hereby undertakes:

(a)         to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)         to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)          to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request; and

(d)         to update the registration statement if WSLIC terminates its guarantee to National Integrity policyholders.

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, National Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, National Integrity represents that the aggregate charges under the variable annuity contract described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

National Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 25th day of April 2016.

SEPARATE ACCOUNT I OF
NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: National Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 25th day of April 2016.

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 25, 2016

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 25, 2016

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 25, 2016

DIRECTORS:

/s/ John F. Barrett	/s/ Jill T. McGruder
John F. Barrett	Jill T. McGruder
April 25, 2016	April 25, 2016

/s/ Edward J. Babbitt	/s/ Jonathan D. Niemeyer
Edward J. Babbitt	Jonathan D. Niemeyer
April 25, 2016	April 25, 2016

/s/ Daniel J. Downing	/s/ Donald J. Wuebbling
Daniel J. Downing	Donald J. Wuebbling
April 25, 2016	April 25, 2016

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 25th day of April 2016.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 25, 2016

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 25, 2016

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 25, 2016

DIRECTORS:

/s/ John F. Barrett	/s/ Bradley J. Hunkler
John F. Barrett	Bradley J. Hunkler, Attorney-in-Fact for
April 25, 2016	Jo Ann Davidson
April 25, 2016

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
Donald A. Bliss	George H. Walker, III
April 25, 2016	April 25, 2016

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
James N. Clark	Thomas L. Williams
April 25, 2016	April 25, 2016